UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 — March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

March 31, 2012

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1 (a)	51,615	$515,635

Total Investment Companies (cost $471,186)		515,635

Total Investments - 100.1% (cost $471,186)		515,635
Other Assets and Liabilities, Net - (0.1%)		(275)
Total Net Assets - 100.0%		$515,360

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund Class 1 (a)	30,975	$379,130

Total Investment Companies (cost $378,982)		379,130

Total Investments - 100.0% (cost $378,982)		379,130
Other Assets and Liabilities, Net - (0.0%)		(174)
Total Net Assets - 100.0%		$378,956

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund Class 1	8,484	$167,724

Total Investment Companies (cost $170,402)		167,724

Total Investments - 100.0% (cost $170,402)		167,724
Other Assets and Liabilities, Net - (0.0%)		(76)
Total Net Assets - 100.0%		$167,648

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - Growth-Income Fund Class 1	16,110	$595,585

Total Investment Companies (cost $547,046)		595,585

Total Investments - 100.1% (cost $547,046)		595,585
Other Assets and Liabilities, Net - (0.1%)		(341)
Total Net Assets - 100.0%		$595,244

JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - International Fund Class 1	15,670	$267,648

Total Investment Companies (cost $269,048)		267,648

Total Investments - 100.1% (cost $269,048)		267,648
Other Assets and Liabilities, Net - (0.1%)		(156)
Total Net Assets - 100.0%		$267,492

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.1%
American Funds Insurance Series - New World Fund Class 1 (a)	15,818	$347,210

Total Investment Companies (cost $346,577)		347,210

Total Investments - 100.1% (cost $346,577)		347,210
Other Assets and Liabilities, Net - (0.1%)		(188)
Total Net Assets - 100.0%		$347,022

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (8.4%) (a)	4,536	$42,457
JNL/BlackRock Commodity Securities Fund (0.9%) (a)	1,015	10,647
JNL/Brookfield Global Infrastructure Fund (6.8%) (a)	966	10,640
JNL/Goldman Sachs Emerging Markets Debt Fund (2.5%) (a)	1,607	21,255
JNL/Invesco Global Real Estate Fund (2.5%) (a)	2,445	21,317
JNL/Ivy Asset Strategy Fund (1.1%) (a)	1,774	21,251
JNL/Lazard Emerging Markets Fund (1.6%) (a)	1,849	21,358
JNL/Mellon Capital Management Bond Index Fund (38.6%) (a)	20,955	254,185
JNL/Mellon Capital Management Global Alpha Fund (7.6%) (a)	4,080	42,310
JNL/Mellon Capital Management International Index Fund (9.2%) (a)	10,816	127,527
JNL/Mellon Capital Management Nasdaq 25 Fund (12.8%) (a)	3,205	43,398
JNL/Mellon Capital Management S&P 24 Fund (20.9%) (a)	11,161	127,570
JNL/Mellon Capital Management S&P SMid 60 Fund (13.8%) (a)	6,857	74,602
JNL/Mellon Capital Management Small Cap Index Fund (4.6%) (a)	3,281	42,584
JNL/Mellon Capital Management Value Line 30 Fund (11.7%) (a)	8,758	95,460
JNL/PIMCO Real Return Fund (1.5%) (a)	3,252	42,348
JNL/PPM America High Yield Bond Fund (2.8%) (a)	6,155	42,409
JNL/Red Rocks Listed Private Equity Fund (3.1%) (a)	2,523	21,673

Total Investment Companies (cost $1,017,056)		1,062,991

Total Investments - 100.0% (cost $1,017,056)		1,062,991
Other Assets and Liabilities, Net - (0.0%)		(162)
Total Net Assets - 100.0%		$1,062,829

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (21.9%) (a)	11,867	$111,078
JNL/BlackRock Commodity Securities Fund (2.8%) (a)	3,031	31,796
JNL/Brookfield Global Infrastructure Fund (20.4%) (a)	2,890	31,817
JNL/Goldman Sachs Emerging Markets Debt Fund (3.7%) (a)	2,402	31,783
JNL/Invesco Global Real Estate Fund (7.5%) (a)	7,309	63,732
JNL/Ivy Asset Strategy Fund (3.2%) (a)	5,303	63,525
JNL/Lazard Emerging Markets Fund (3.6%) (a)	4,137	47,787
JNL/Mellon Capital Management Bond Index Fund (41.0%) (a)	22,236	269,727
JNL/Mellon Capital Management Global Alpha Fund (20.0%) (a)	10,677	110,725
JNL/Mellon Capital Management International Index Fund (12.6%) (a)	14,815	174,670
JNL/Mellon Capital Management Nasdaq 25 Fund (14.5%) (a)	3,607	48,834
JNL/Mellon Capital Management S&P 24 Fund (28.6%) (a)	15,303	174,913
JNL/Mellon Capital Management S&P SMid 60 Fund (17.7%) (a)	8,819	95,948
JNL/Mellon Capital Management Small Cap Index Fund (5.1%) (a)	3,688	47,873
JNL/Mellon Capital Management Value Line 30 Fund (15.6%) (a)	11,644	126,922
JNL/PIMCO Real Return Fund (1.6%) (a)	3,658	47,623
JNL/PPM America High Yield Bond Fund (3.2%) (a)	6,906	47,579
JNL/Red Rocks Listed Private Equity Fund (9.2%) (a)	7,413	63,677

Total Investment Companies (cost $1,537,440)		1,590,009

Total Investments - 100.0% (cost $1,537,440)		1,590,009
Other Assets and Liabilities, Net - (0.0%)		(232)
Total Net Assets - 100.0%		$1,589,777

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (42.6%) (a)	23,079	$216,023
JNL/BlackRock Commodity Securities Fund (5.7%) (a)	6,211	65,152
JNL/Brookfield Global Infrastructure Fund (41.6%) (a)	5,902	64,980
JNL/Goldman Sachs Emerging Markets Debt Fund (7.6%) (a)	4,903	64,868
JNL/Invesco Global Real Estate Fund (15.3%) (a)	14,913	130,038
JNL/Ivy Asset Strategy Fund (5.5%) (a)	9,024	108,105
JNL/Lazard Emerging Markets Fund (4.9%) (a)	5,634	65,071
JNL/Mellon Capital Management Bond Index Fund (46.0%) (a)	24,950	302,639
JNL/Mellon Capital Management Global Alpha Fund (38.9%) (a)	20,769	215,377
JNL/Mellon Capital Management International Index Fund (14.0%) (a)	16,499	194,529
JNL/Mellon Capital Management Nasdaq 25 Fund (13.0%) (a)	3,237	43,825
JNL/Mellon Capital Management S&P 24 Fund (28.3%) (a)	15,141	173,059
JNL/Mellon Capital Management S&P SMid 60 Fund (19.9%) (a)	9,922	107,956
JNL/Mellon Capital Management Small Cap Index Fund (4.6%) (a)	3,323	43,129
JNL/Mellon Capital Management Value Line 30 Fund (15.9%) (a)	11,883	129,528
JNL/PIMCO Real Return Fund (1.5%) (a)	3,324	43,285
JNL/PPM America High Yield Bond Fund (2.9%) (a)	6,268	43,184
JNL/Red Rocks Listed Private Equity Fund (21.8%) (a)	17,589	151,092

Total Investment Companies (cost $2,113,315)		2,161,840

Total Investments - 100.0% (cost $2,113,315)		2,161,840
Other Assets and Liabilities, Net - (0.0%)		(305)
Total Net Assets - 100.0%		$2,161,535

JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/AQR Managed Futures Strategy Fund (27.2%) (a)	14,754	$138,095
JNL/BlackRock Commodity Securities Fund (3.4%) (a)	3,751	39,352
JNL/Brookfield Global Infrastructure Fund (19.8%) (a)	2,817	31,021
JNL/Goldman Sachs Emerging Markets Debt Fund (3.6%) (a)	2,331	30,843
JNL/Invesco Global Real Estate Fund (8.6%) (a)	8,406	73,297
JNL/Ivy Asset Strategy Fund (3.7%) (a)	6,064	72,644
JNL/Lazard Emerging Markets Fund (3.1%) (a)	3,600	41,579
JNL/Mellon Capital Management Bond Index Fund (12.1%) (a)	6,593	79,968
JNL/Mellon Capital Management Global Alpha Fund (24.8%) (a)	13,223	137,124
JNL/Mellon Capital Management International Index Fund (5.2%) (a)	6,164	72,679
JNL/Mellon Capital Management Nasdaq 25 Fund (6.3%) (a)	1,579	21,378
JNL/Mellon Capital Management S&P 24 Fund (11.9%) (a)	6,381	72,932
JNL/Mellon Capital Management S&P SMid 60 Fund (7.7%) (a)	3,823	41,594
JNL/Mellon Capital Management Small Cap Index Fund (2.2%) (a)	1,607	20,860
JNL/Mellon Capital Management Value Line 30 Fund (5.0%) (a)	3,734	40,698
JNL/PPM America High Yield Bond Fund (0.7%) (a)	1,499	10,327
JNL/Red Rocks Listed Private Equity Fund (13.7%) (a)	11,053	94,948

Total Investment Companies (cost $1,017,742)		1,019,339

Total Investments - 100.0% (cost $1,017,742)		1,019,339
Other Assets and Liabilities, Net - (0.0%)		(162)
Total Net Assets - 100.0%		$1,019,177

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (10.6%) (a)	3,058	$32,967
JNL/Goldman Sachs Emerging Markets Debt Fund (1.4%) (a)	909	12,029
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.4%) (a)	1,412	19,626
JNL/Mellon Capital Management 25 Fund (3.8%) (a)	1,725	24,961
JNL/Mellon Capital Management Emerging Markets Index Fund (15.2%) (a)	3,776	38,895
JNL/Mellon Capital Management International Index Fund (3.6%) (a)	4,203	49,557
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	193	5,535
JNL/Mellon Capital Management Pacific Rim 30 Fund (14.8%) (a)	1,225	15,534
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.9%) (a)	1,595	23,137
JNL/Mellon Capital Management S&P SMid 60 Fund (2.5%) (a)	1,267	13,790
JNL/Mellon Capital Management Small Cap Index Fund (3.5%) (a)	2,540	32,971
JNL/PIMCO Real Return Fund (0.8%) (a)	1,800	23,436
JNL/PIMCO Total Return Bond Fund (0.8%) (a)	2,544	32,685
JNL/PPM America High Yield Bond Fund (2.3%) (a)	4,937	34,013
JNL/PPM America Total Return Fund (11.2%) (a)	3,073	34,012
JNL/S&P Competitive Advantage Fund (8.2%) (a)	4,383	54,135
JNL/S&P Dividend Income & Growth Fund (4.0%) (a)	3,794	44,195
JNL/S&P Intrinsic Value Fund (7.0%) (a)	4,338	48,371
JNL/S&P Total Yield Fund (3.6%) (a)	1,611	16,046

Total Investment Companies (cost $523,514)		555,895

Total Investments - 100.0% (cost $523,514)		555,895
Other Assets and Liabilities, Net - (0.0%)		(87)
Total Net Assets - 100.0%		$555,808

JNL Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (5.4%) (a)	1,570	$16,929
JNL/Goldman Sachs Emerging Markets Debt Fund (0.9%) (a)	592	7,828
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.6%) (a)	644	8,949
JNL/Mellon Capital Management 25 Fund (5.6%) (a)	2,539	36,743
JNL/Mellon Capital Management Emerging Markets Index Fund (27.4%) (a)	6,820	70,247
JNL/Mellon Capital Management International Index Fund (5.6%) (a)	6,555	77,283
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.7%) (a)	223	6,405
JNL/Mellon Capital Management Pacific Rim 30 Fund (26.0%) (a)	2,155	27,327
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.5%) (a)	2,509	36,403
JNL/Mellon Capital Management S&P SMid 60 Fund (3.6%) (a)	1,811	19,701
JNL/Mellon Capital Management Small Cap Index Fund (5.0%) (a)	3,582	46,496
JNL/PIMCO Real Return Fund (0.4%) (a)	803	10,451
JNL/PIMCO Total Return Bond Fund (0.3%) (a)	933	11,997
JNL/PPM America High Yield Bond Fund (1.3%) (a)	2,826	19,471
JNL/PPM America Total Return Fund (4.6%) (a)	1,258	13,926
JNL/S&P Competitive Advantage Fund (10.1%) (a)	5,400	66,694
JNL/S&P Dividend Income & Growth Fund (4.9%) (a)	4,607	53,668
JNL/S&P Intrinsic Value Fund (8.5%) (a)	5,298	59,069
JNL/S&P Total Yield Fund (4.4%) (a)	1,942	19,339

Total Investment Companies (cost $566,806)		608,926

Total Investments - 100.0% (cost $566,806)		608,926
Other Assets and Liabilities, Net - (0.0%)		(94)
Total Net Assets - 100.0%		$608,832

JNL Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (0.7%) (a)	199	$2,149
JNL/Goldman Sachs Emerging Markets Debt Fund (0.2%) (a)	97	1,285
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.1%) (a)	62	862
JNL/Mellon Capital Management 25 Fund (2.1%) (a)	938	13,573
JNL/Mellon Capital Management Emerging Markets Index Fund (14.1%) (a)	3,502	36,071
JNL/Mellon Capital Management International Index Fund (2.5%) (a)	2,888	34,044
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.4%) (a)	140	4,011
JNL/Mellon Capital Management Pacific Rim 30 Fund (9.5%) (a)	787	9,979
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.7%) (a)	936	13,582
JNL/Mellon Capital Management S&P SMid 60 Fund (1.4%) (a)	712	7,743
JNL/Mellon Capital Management Small Cap Index Fund (2.0%) (a)	1,471	19,088
JNL/Mellon Capital Management Technology Sector Fund (1.3%) (a)	697	5,977
JNL/PIMCO Real Return Fund (0.0%) (a)	95	1,243
JNL/PIMCO Total Return Bond Fund (0.0%) (a)	97	1,244
JNL/PPM America High Yield Bond Fund (0.2%) (a)	339	2,336
JNL/PPM America Total Return Fund (0.5%) (a)	127	1,411
JNL/S&P Competitive Advantage Fund (3.4%) (a)	1,818	22,450
JNL/S&P Dividend Income & Growth Fund (1.6%) (a)	1,550	18,054
JNL/S&P Intrinsic Value Fund (2.9%) (a)	1,780	19,844

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/S&P Total Yield Fund (1.5%) (a)	686	6,834

Total Investment Companies (cost $208,472)		221,780

Total Investments - 100.0% (cost $208,472)		221,780
Other Assets and Liabilities, Net - (0.0%)		(35)
Total Net Assets - 100.0%		$221,745

JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS - 97.2%
Investment Companies - 97.2%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h) (o)	114,028	$114,028
JNL Money Market Fund, 0.05% (a) (h)	380,041	380,041

Total Short Term Investments (cost $494,069)		494,069

Total Investments - 97.2% (cost $494,069)		494,069
Other Assets and Liabilities, Net - 2.8% (o)		14,329
Total Net Assets - 100.0%		$508,398

JNL/BlackRock Commodity Securities Fund
COMMON STOCKS - 72.7%
ENERGY - 64.1%
Anadarko Petroleum Corp.	256	$20,082
Apache Corp.	332	33,305
Arch Coal Inc.	35	373
Baker Hughes Inc.	198	8,313
Berry Petroleum Co. - Class A	138	6,488
Cabot Oil & Gas Corp. - Class A	390	12,153
Cameron International Corp. (c)	355	18,740
Canadian Natural Resources Ltd.	375	12,423
Carrizo Oil & Gas Inc. (c)	119	3,358
Cenovus Energy Inc.	239	8,588
Chevron Corp.	283	30,361
Cimarex Energy Co.	88	6,630
CNOOC Ltd. - ADR	43	8,787
Coastal Energy Co. (c)	194	3,033
ConocoPhillips	173	13,158
Consol Energy Inc.	121	4,113
Crew Energy Inc. (c)	470	4,483
Denbury Resources Inc. (c)	85	1,555
Devon Energy Corp.	352	25,063
Dresser-Rand Group Inc. (c)	371	17,230
Dril-Quip Inc. (c)	156	10,116
EnCana Corp.	218	4,276
Ensco International Plc - ADR	125	6,619
EOG Resources Inc.	367	40,723
EQT Corp.	186	8,974
EXCO Resources Inc. (e)	189	1,256
Exxon Mobil Corp.	363	31,473
FMC Technologies Inc. (c)	552	27,856
Forest Oil Corp. (c)	89	1,082
Halliburton Co.	360	11,954
Helmerich & Payne Inc.	194	10,488
Hess Corp.	166	9,793
Husky Energy Inc.	132	3,371
Legacy Oil + Gas Inc.	231	2,140
Lone Pine Resources Inc. (c)	50	322
Marathon Oil Corp.	282	8,940
Marathon Petroleum Corp.	141	6,112
MEG Energy Corp. (c)	87	3,349
Murphy Oil Corp.	357	20,066
Nabors Industries Ltd. (c)	212	3,702
National Oilwell Varco Inc.	464	36,871
Newfield Exploration Co. (c)	140	4,849
Nexen Inc.	115	2,101
Niko Resources Ltd.	39	1,365
Noble Corp.	282	10,557
Noble Energy Inc.	162	15,886
Occidental Petroleum Corp.	270	25,694
Pan Orient Energy Corp. (c)	116	474
Paramount Resources Ltd. - Class A (c) (e)	38	1,079
Peabody Energy Corp.	247	7,161
PetroBakken Energy Ltd. (e)	51	856
Petroleo Brasileiro SA - Petrobras - ADR	191	5,064
Pioneer Natural Resources Co.	116	12,976
Progress Energy Resources Corp. (e)	282	2,828
Range Resources Corp.	302	17,574
Rowan Cos. Inc. (c)	98	3,242
Saipem SpA	190	9,797
Schlumberger Ltd.	272	19,014
Southwestern Energy Co. (c)	185	5,671
Subsea 7 SA - ADR (c)	63	1,674
Suncor Energy Inc.	663	21,657
Talisman Energy Inc.	1,183	14,878
Technip SA - ADR (e)	377	11,095
Tesco Corp. (c)	58	828
Total SA - ADR	205	10,477
Transocean Ltd.	274	14,979
Trican Well Service Ltd. (e)	142	2,084
Uranium Energy Corp. (c) (q)	366	1,426
Valero Energy Corp.	144	3,707
Weatherford International Ltd. (c)	258	3,891
Whiting Petroleum Corp. (c)	195	10,572
Williams Cos. Inc.	98	3,026
WPX Energy Inc. (c)	31	563
		734,764
MATERIALS - 8.6%
Barrick Gold Corp.	100	4,335
BHP Billiton Ltd.	118	4,263
Cliffs Natural Resources Inc.	124	8,567
E.I. du Pont de Nemours & Co.	99	5,256
Eldorado Gold Corp.	802	11,019
Fibria Celulose SA - ADR (e)	66	550
First Quantum Minerals Ltd.	464	8,845
Franco-Nevada Corp. (e)	130	5,578
Gammon Gold Inc. (c)	221	1,971
Goldcorp Inc.	257	11,600
HudBay Minerals Inc.	347	3,808
Inmet Mining Corp.	18	1,004
Newcrest Mining Ltd.	293	8,997
Newmont Mining Corp.	10	517
Praxair Inc.	37	4,255
Southern Copper Corp.	287	9,113
Vale SA - ADR	346	8,065
		97,743

Total Common Stocks (cost $794,684)		832,507

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
COMMODITY INDEXED STRUCTURED NOTES - 7.5%
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.27%, 11/02/12 (f) (i)	$12,000	11,871
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 11/13/12 (f) (i)	5,000	5,250
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/23/13 (f) (i)	15,000	17,060
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.28%, 01/24/13 (f) (i)	4,000	4,484
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 12/21/12 (f) (i)	6,500	5,689
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 09/11/12 (f) (i)	23,000	16,714
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.19%, 11/05/12 (f) (i)	9,000	9,449
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 02/23/13 (f) (i)	4,000	3,784
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.19%, 10/26/12 (f) (i)	11,500	11,133

Total Commodity Indexed Structured Notes (cost $90,000)		85,434

SHORT TERM INVESTMENTS – 20.5%
Investment Company - 4.2%
JNL Money Market Fund, 0.05% (a) (h)	48,059	48,059

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	6,527	6,527
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	216	211
		6,737
Treasury Securities - 15.7%
U.S. Treasury Bill
0.01%, 04/05/12	$171,000	170,999
0.04%, 05/17/12	8,000	7,999
0.04%, 05/31/12	1,000	1,000
		179,998

Total Short Term Investments (cost $234,801)		234,794

Total Investments - 100.5% (cost $1,119,484)		1,152,735
Other Assets and Liabilities, Net - (0.5%)		(6,989)
Total Net Assets - 100.0%		$1,145,746

JNL/BlackRock Global Allocation Fund
COMMON STOCKS - 57.8%
CONSUMER DISCRETIONARY - 4.0%
Aisin Seiki Co. Ltd.	12	$423
Autoliv Inc. (e)	1	74
Bayerische Motoren Werke AG	7	672
BorgWarner Inc. (c) (e)	6	492
Bridgestone Corp.	41	1,010
Cheng Shin Rubber Industry Co. Ltd.	135	325
Coach Inc.	2	127
Comcast Corp. - Class A	97	2,901
Compagnie Financiere Richemont SA	7	438
Daihatsu Motor Co. Ltd. (e)	31	563
Daimler AG (e)	21	1,240
Denso Corp.	16	547
DISH Network Corp. - Class A	12	387
Dongfeng Motor Group Co. Ltd.	135	245
Eutelsat Communications Group SA	12	441
Expedia Inc. (e)	2	81
Ford Motor Co.	89	1,114
Fuji Heavy Industries Ltd. (e)	171	1,397
Futaba Industrial Co. Ltd. (e)	27	156
Garmin Ltd. (e)	3	132
General Motors Co. (c)	42	1,069
Guangzhou Automobile Group Co. Ltd. (e)	320	318
Guinness Peat Group Plc	254	106
Honda Motor Co. Ltd.	40	1,529
Hyundai Motor Co.	4	808
International Game Technology	28	465
Johnson Controls Inc.	15	478
Kabel Deutschland Holding AG (c)	11	658
Lear Corp.	3	121
Limited Brands Inc.	3	123
LVMH Moet Hennessy Louis Vuitton SA	6	1,057
Macy’s Inc.	3	103
Mando Corp.	1	119
Mattel Inc.	28	939
McDonald’s Corp.	8	810
McGraw-Hill Cos. Inc.	2	98
MRV Engenharia e Participacoes SA	130	921
Pulte Homes Inc. (c)	77	686
Ralph Lauren Corp. - Class A	—	52
Rinnai Corp.	7	499
Ross Stores Inc.	2	92
Singapore Press Holdings Ltd.	16	50
Suzuki Motor Corp.	85	2,058
Time Warner Cable Inc.	7	594
Toho Co. Ltd.	17	313
Toyota Industries Corp. (e)	44	1,331
Toyota Motor Corp.	21	927
Urban Outfitters Inc. (c)	2	71
Viacom Inc. - Class B	13	596
Walt Disney Co.	23	996
Wyndham Worldwide Corp.	2	94
Yamada Denki Co. Ltd. (e)	10	605
Yulon Motor Co. Ltd.	208	398
Zhongsheng Group Holdings Ltd. (e)	222	441
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	55	188
		32,478
CONSUMER STAPLES - 3.6%
Altria Group Inc.	29	907
BIM Birlesik Magazalar A/S	14	523
British American Tobacco Plc	11	542

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
British American Tobacco Plc	18	329
Bunge Ltd.	2	120
Chaoda Modern Agriculture Holdings Ltd. (c) (e) (f)	604	79
Coca-Cola Co.	9	655
Coca-Cola Enterprises Inc.	3	96
Colgate-Palmolive Co.	16	1,543
ConAgra Foods Inc.	13	340
Constellation Brands Inc. - Class A (c)	11	248
Cosan Ltd. - Class A	96	1,429
Cresud SA - ADR	8	96
CVS Caremark Corp.	28	1,276
Diageo Plc - ADR	22	2,091
Dr. Pepper Snapple Group Inc.	9	364
Fomento Economico Mexicano SAB de CV - ADR	4	354
General Mills Inc.	28	1,090
Herbalife Ltd.	2	134
HJ Heinz Co.	6	337
Hypermarcas SA	159	1,122
Kao Corp. (e)	11	290
Kirin Holdings Co. Ltd.	60	775
Kroger Co.	4	98
Lorillard Inc.	4	566
Mead Johnson Nutrition Co.	21	1,743
Nestle SA	38	2,413
Philip Morris International Inc.	20	1,797
Procter & Gamble Co.	28	1,903
Sara Lee Corp.	62	1,324
SLC Agricola SA	61	651
Unilever NV	9	294
Unilever NV - ADR	6	199
Unilever Plc	10	342
Unilever Plc - ADR	6	214
Wal-Mart Stores Inc.	43	2,661
		28,945
ENERGY - 8.0%
Alliance Resource Partners LP	1	80
Anadarko Petroleum Corp.	21	1,659
Apache Corp.	12	1,193
Baker Hughes Inc.	7	307
BG Group Plc	97	2,254
BP Plc	137	1,019
BP Plc - ADR	31	1,380
Bumi Resources Tbk PT	2,113	542
Canadian Natural Resources Ltd.	29	946
Chevron Corp.	38	4,038
China Shenhua Energy Co. Ltd.	96	406
ConocoPhillips	2	124
Consol Energy Inc.	84	2,861
Devon Energy Corp.	20	1,391
Diamond Offshore Drilling Inc.	2	116
ENI SpA	72	1,680
EQT Corp.	15	738
Exxon Mobil Corp.	109	9,415
Halliburton Co.	28	917
Helmerich & Payne Inc.	2	115
INPEX Corp.	—	1,652
KazMunaiGas Exploration Production - GDR	53	1,080
Kuzbassrazrezugol (c)	505	159
Marathon Oil Corp.	35	1,112
Marathon Petroleum Corp.	47	2,040
McDermott International Inc. (c)	39	500
Murphy Oil Corp.	2	114
National Oilwell Varco Inc.	31	2,482
Occidental Petroleum Corp.	36	3,404
OGX Petroleo e Gas Participacoes SA (c)	37	307
Petroleo Brasileiro SA - ADR	172	4,384
PTT PCL	51	585
QEP Resources Inc.	38	1,164
Quicksilver Resources Inc. (c) (e)	137	692
Reliance Industries Ltd.	22	321
Rosneft Oil Co. - GDR	102	727
Royal Dutch Shell Plc - ADR	18	1,293
Schlumberger Ltd.	40	2,821
SM Energy Co.	11	808
StatoilHydro ASA	34	936
Suncor Energy Inc.	42	1,363
Talisman Energy Inc.	23	287
Technip SA	3	374
Tenaris SA - ADR (e)	12	449
Total SA (e)	23	1,198
Total SA - ADR	15	783
Transocean Ltd.	5	252
Tupras Turkiye Petrol Rafine	17	436
Valero Energy Corp.	4	110
Vallares Plc (c)	47	555
Weatherford International Ltd. (c)	33	491
Whiting Petroleum Corp. (c)	27	1,441
		65,501
FINANCIALS - 8.0%
ACE Ltd.	27	2,000
AIA Group Ltd.	92	336
Allianz SE	8	955
Allstate Corp.	8	253
American Express Co.	8	445
American Tower Corp.	17	1,097
Ameriprise Financial Inc.	2	90
Amlin Plc	23	123
Arch Capital Group Ltd. (c)	11	403
AXA SA	59	972
Axis Capital Holdings Ltd.	2	82
Banco do Brasil SA	26	366
Bank of America Corp.	240	2,296
Bank of New York Mellon Corp.	79	1,905
Bank of Nova Scotia	6	349
BNP Paribas	27	1,279
Brookfield Asset Management Inc. - Class A	9	294
Capital One Financial Corp.	10	530
CapitaLand Ltd.	287	712
Cheung Kong Holdings Ltd.	37	478
Chubb Corp.	13	870
Citigroup Inc.	97	3,537
CNA Financial Corp.	4	119
Cyrela Brazil Realty SA	76	676
Daiwa House Industry Co. Ltd. (e)	29	391
DBS Group Holdings Ltd.	25	282
Deutsche Bank AG	10	494
Deutsche Bank AG	4	183
Discover Financial Services	26	864
DnB NOR ASA	64	828
Endurance Specialty Holdings Ltd.	12	507
Fidelity National Financial Inc. - Class A	30	547
Global Logistic Properties Ltd. (c)	154	270
Goldman Sachs Group Inc.	13	1,642
Housing Development Finance Corp.	84	1,117
HSBC Holdings Plc	113	1,001
ING Groep NV (c)	105	871
Intesa Sanpaolo SpA	264	474

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
IRSA Inversiones y Representaciones SA - ADR	9	92
JPMorgan Chase & Co.	97	4,439
Lincoln National Corp.	5	137
Link Real Estate Investment Trust	382	1,420
Lloyds Banking Group Plc (c)	446	240
LSR Group - GDR	95	559
MetLife Inc.	18	668
Mitsubishi UFJ Financial Group Inc.	157	785
Mitsui Fudosan Co. Ltd.	18	353
MS&AD Insurance Group Holdings (e)	48	999
Muenchener Rueckversicherungs AG	3	417
Nippon Building Fund Inc.	—	171
Nordea Bank AB	28	252
Northern Trust Corp.	10	486
NTT Urban Development Corp.	—	150
Oversea-Chinese Banking Corp. Ltd.	133	944
Ping an Insurance Group Co. of China Ltd.	31	237
Platinum Underwriters Holdings Ltd.	6	214
Progressive Corp.	16	382
Reinsurance Group of America Inc.	2	90
RenaissanceRe Holdings Ltd.	6	446
RHJ International (c) (e)	26	152
RHJ International (c)	5	31
Sberbank of Russia	600	1,951
Siam Commercial Bank PCL	149	692
Simon Property Group Inc.	4	584
Societe Generale	14	408
Sony Financial Holdings Inc. (e)	20	359
St. Joe Co. (c) (e)	132	2,504
State Street Corp.	33	1,499
Sumitomo Mitsui Financial Group Inc. (e)	18	586
Swedbank AB	13	200
Tokio Marine Holdings Inc.	78	2,170
Torchmark Corp.	2	105
Toronto-Dominion Bank NY (e)	2	178
Travelers Cos. Inc.	21	1,237
Turkiye Garanti Bankasi A/S	124	491
U.S. Bancorp	45	1,434
UBS AG (c)	59	833
UniCredit SpA	30	150
United Overseas Bank Ltd.	18	260
Unum Group	4	100
Validus Holdings Ltd.	9	272
Wells Fargo & Co.	89	3,050
Wharf Holdings Ltd.	97	528
XL Group Plc	70	1,517
Zurich Financial Services AG	2	604
		65,014
HEALTH CARE - 6.7%
Abbott Laboratories	26	1,566
Aetna Inc.	42	2,092
AmerisourceBergen Corp.	17	687
Amgen Inc.	2	119
Astellas Pharma Inc. (e)	10	424
AstraZeneca Plc - ADR (e)	2	103
Bayer AG	21	1,461
Biogen Idec Inc. (c)	1	121
Bristol-Myers Squibb Co.	86	2,910
Cardinal Health Inc.	2	95
Celgene Corp. (c)	7	529
Cie Generale d’Optique Essilor International SA	16	1,468
CIGNA Corp.	13	648
Coventry Health Care Inc. (c)	3	92
Covidien Plc	11	591
CSL Ltd.	24	884
DaVita Inc. (c)	9	810
Eli Lilly & Co.	12	463
Fresenius Medical Care AG & Co. KGaA	20	1,381
Gilead Sciences Inc. (c)	29	1,422
GlaxoSmithKline Plc - ADR	2	110
HCA Holdings Inc. (c)	32	783
Healthsouth Corp. (c)	23	471
Hologic Inc. (c)	43	937
Humana Inc.	12	1,122
Johnson & Johnson	70	4,618
Kyowa Hakko Kirin Co. Ltd.	48	539
Life Healthcare Group Holdings Ltd.	132	431
Life Technologies Corp. (c)	16	792
McKesson Corp.	13	1,118
Medco Health Solutions Inc. (c)	16	1,126
Medtronic Inc.	38	1,490
Merck & Co. Inc.	79	3,032
Mettler Toledo International Inc. (c)	3	488
Mitsubishi Tanabe Pharma Corp.	21	299
Mylan Inc. (c)	39	908
Novartis AG	25	1,364
PerkinElmer Inc.	17	482
Perrigo Co.	7	719
Pfizer Inc.	186	4,215
Raffles Medical Group Ltd.	128	236
Roche Holding AG	6	958
Sanofi-Aventis SA	16	1,203
Sanofi-Aventis SA - ADR (e)	2	83
Shanghai Pharmaceuticals Holding Co. Ltd. (e) (c)	183	294
Sinopharm Group Co. Ltd.	217	607
Terumo Corp.	8	404
Teva Pharmaceutical Industries Ltd. - ADR	38	1,709
Thermo Fisher Scientific Inc. (c)	15	833
UnitedHealth Group Inc.	21	1,231
Universal Health Services Inc. - Class B	7	302
Valeant Pharmaceuticals International Inc. (c)	4	236
Vanguard Health Systems Inc. (c)	19	187
Vertex Pharmaceuticals Inc. (c)	15	628
Waters Corp. (c)	10	884
WellPoint Inc.	24	1,750
		54,455
INDUSTRIALS - 5.5%
3M Co.	12	1,062
Adani Enterprises Ltd.	53	320
Asciano Group (e)	72	366
Beijing Enterprises Holdings Ltd. (e)	294	1,792
Bharat Heavy Electricals Ltd.	137	694
Boeing Co.	24	1,755
Canadian Pacific Railway Ltd. (e)	10	749
Canadian Pacific Railway Ltd. (e)	2	119
CNH Global NV (c)	3	118
CSR Corp. Ltd. (e)	147	100
Dongfang Electric Corp. Ltd.	103	251
East Japan Railway Co. (e)	31	1,926
Fanuc Ltd.	4	717
Fiat Industrial SpA (c)	111	1,188
Fraser and Neave Ltd.	146	777
General Dynamics Corp.	13	973
General Electric Co.	248	4,972
Guangshen Railway Co. Ltd. (e)	591	230
Haitian International Holdings Ltd.	143	159
Hutchison Whampoa Ltd.	66	656

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JGC Corp. (e)	44	1,373
Jiangsu Expressway Co. Ltd.	257	248
KBR Inc.	21	744
Keppel Corp. Ltd.	124	1,086
Kinden Corp.	20	155
Komatsu Ltd. (e)	20	584
Koninklijke Philips Electronics NV	46	937
Kubota Corp.	138	1,335
L-3 Communications Holdings Inc.	2	118
Larsen & Toubro Ltd.	11	276
Marubeni Corp.	96	701
Mitsubishi Corp.	96	2,249
Mitsui & Co. Ltd. (e)	113	1,860
Noble Group Ltd.	121	133
Novorossiysk Commercial Sea Port PJSC - GDR	54	407
Okumura Corp. (e)	102	402
PACCAR Inc.	9	419
Pall Corp.	3	188
Parker Hannifin Corp.	1	115
Precision Castparts Corp.	6	1,002
Qualicorp SA (c)	59	507
SembCorp Marine Ltd. (e)	75	316
Shanghai Electric Group Co. Ltd.	687	351
Siemens AG	26	2,638
SKF AB	10	256
SMA Solar Technology SA	2	97
Spirit Aerosystems Holdings Inc. (c)	36	881
Sumitomo Electric Industries Ltd.	22	306
Tianjin Development Holdings (c)	1,254	575
Tianjin Port Development Holdings Ltd.	1,899	264
Toda Corp. (e)	100	334
Union Pacific Corp.	22	2,351
United Technologies Corp.	26	2,155
West Japan Railway Co. (e)	13	511
Yuanda China Holdings Ltd. (c)	1,927	267
		45,065
INFORMATION TECHNOLOGY - 9.6%
Accenture Plc	2	122
Activision Blizzard Inc.	117	1,501
Adobe Systems Inc. (c)	4	140
Agilent Technologies Inc. (c)	24	1,050
Alliance Data Systems Corp. (c)	1	134
Altera Corp.	2	99
Amdocs Ltd. (c)	4	121
Analog Devices Inc.	2	95
Apple Inc. (c)	18	11,020
Applied Materials Inc.	48	596
ASML Holding NV	3	135
Atos Origin SA	4	222
BMC Software Inc. (c)	2	88
CA Inc.	63	1,742
Canon Inc.	30	1,449
Check Point Software Technologies Ltd. (c)	2	126
Cisco Systems Inc.	156	3,297
Cognizant Technology Solutions Corp. - Class A (c)	3	264
Corning Inc.	167	2,345
Dell Inc. (c)	60	989
eBay Inc. (c)	17	631
Electronic Arts Inc. (c)	64	1,063
EMC Corp. (c)	46	1,375
Fidelity National Information Services Inc.	5	175
Freescale Semiconductor Holdings I Ltd. (c) (e)	61	932
Google Inc. - Class A (c)	6	4,117
Harris Corp.	2	70
Hewlett-Packard Co.	46	1,099
Hitachi Ltd. (e)	76	490
HON HAI Precision Industry Co. Ltd.	103	401
Hoya Corp.	42	957
HTC Corp.	43	878
Infineon Technologies AG	62	636
Intel Corp.	87	2,448
International Business Machines Corp.	22	4,526
Intuit Inc.	2	115
Juniper Networks Inc. (c)	54	1,245
KLA-Tencor Corp.	2	110
Marvell Technology Group Ltd. (c)	24	381
MasterCard Inc.	3	1,365
Microsoft Corp.	220	7,106
Motorola Solutions Inc.	12	635
Murata Manufacturing Co. Ltd.	14	817
NetApp Inc. (c)	12	533
Nintendo Co. Ltd.	6	850
Nippon Electric Glass Co. Ltd. (e)	49	427
Oracle Corp.	162	4,723
Polycom Inc. (c)	26	496
QUALCOMM Inc.	46	3,103
Rohm Co. Ltd.	9	422
Samsung Electronics Co. Ltd.	2	2,650
SanDisk Corp. (c)	29	1,431
Symantec Corp. (c)	45	845
Taiwan Semiconductor Manufacturing Co. Ltd.	257	739
TDK Corp. (e)	10	579
TE Connectivity Ltd.	3	125
Texas Instruments Inc.	23	785
Visa Inc. - Class A	15	1,725
Western Digital Corp. (c)	3	125
Western Union Co.	4	74
Xerox Corp.	82	664
Yahoo! Japan Corp. (e)	1	407
		77,810
MATERIALS - 5.9%
Agnico-Eagle Mines Ltd.	22	719
Alamos Gold Inc.	41	759
Alcoa Inc.	79	788
Anglo American Plc	18	675
AngloGold Ashanti Ltd. - ADR	3	122
Antofagasta Plc	45	823
Asahi Kasei Corp.	90	560
Barrick Gold Corp.	46	2,002
BASF SE	42	3,705
BHP Billiton Ltd. (e)	43	1,556
BHP Billiton Plc	20	601
China Blue Chemical Ltd.	454	344
Crown Holdings Inc. (c)	10	358
Detour Gold Corp. (c)	17	416
Dow Chemical Co.	34	1,170
E.I. du Pont de Nemours & Co.	23	1,233
Eastman Chemical Co.	2	112
Eldorado Gold Corp.	95	1,298
FMC Corp.	25	2,604
Freeport-McMoRan Copper & Gold Inc.	15	582
Glencore International Plc (e)	53	331
Goldcorp Inc.	77	3,451
Harmony Gold Mining Co. Ltd. - ADR	17	188
Hitachi Chemical Co. Ltd. (e)	25	450
Iamgold Corp.	31	412
Iamgold Corp.	49	650
International Paper Co.	12	434

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
IOI Corp.	82	142
JSR Corp. (e)	17	351
Katanga Mining Ltd. (c)	93	98
Kinross Gold Corp.	75	731
Kinross Gold Corp.	30	289
Kuraray Co. Ltd. (e)	37	529
Lanxess AG	13	1,093
LG Chem Ltd.	6	358
Magnitogorsk Iron & Steel Works - GDR	55	326
Mongolian Mining Corp. (c)	202	193
Newcrest Mining Ltd.	65	2,002
Newmont Mining Corp.	51	2,621
Orica Ltd. (e)	18	518
Osisko Mining Corp. (c)	39	451
Petropavlovsk Plc	9	77
Polyus Gold International Ltd. - GDR (e) (c)	330	1,017
POSCO - ADR (e)	5	392
POSCO Inc.	1	354
Potash Corp. of Saskatchewan Inc.	15	677
PPG Industries Inc.	1	123
Praxair Inc.	4	476
PTT Global Chemical PCL (c)	394	905
Rangold Resources Ltd. - ADR	12	1,085
Rio Tinto Ltd. (e)	26	1,757
Rio Tinto Plc	16	880
Samsung Fine Chemicals Co. Ltd.	6	265
Shin-Etsu Chemical Co. Ltd.	28	1,641
Silver Wheaton Corp.	34	1,115
Sino-Forest Corp. (f) (c)	12	—
Sociedad Quimica y Minera de Chile SA - ADR	7	385
Sumitomo Chemical Co. Ltd.	92	393
Teck Cominco Ltd. - Class B	3	102
Ube Industries Ltd.	246	671
Uralkali - GDR	1	49
		48,409
TELECOMMUNICATION SERVICES - 4.1%
America Movil SAB de CV - ADR	65	1,623
AT&T Inc.	144	4,484
Axiata Group Bhd	888	1,509
BCE Inc.	2	74
BT Group Plc	332	1,204
CenturyLink Inc.	10	385
China Mobile Ltd.	35	385
China Telecom Corp. Ltd. (e)	486	268
China Unicom Hong Kong Ltd. (e)	190	320
Chunghwa Telecom Co. Ltd.	152	469
Chunghwa Telecom Co. Ltd. - ADR	30	915
Crown Castle International Corp. (c)	8	440
Deutsche Telekom AG	98	1,175
Far EasTone Telecommunications Co. Ltd.	250	514
France Telecom SA	35	523
KDDI Corp. (e)	—	976
KT Corp.	3	70
KT Corp. - ADR	32	444
M1 Ltd.	165	334
MetroPCS Communications Inc. (c)	31	283
Millicom International Cellular SA - SDR	1	119
Nippon Telegraph & Telephone Corp.	23	1,061
NTT DoCoMo Inc. (e)	1	2,288
Philippine Long Distance Telephone Co. - ADR (e)	5	342
Rogers Communications Inc.	17	675
Rogers Communications Inc. - Class B	2	88
Singapore Telecommunications Ltd.	384	965
Swisscom AG (e)	2	680
Telecom Argentina SA - ADR	3	52
Telecom Egypt Co.	172	402
Telecom Italia SpA	185	220
Telefonica Brasil SA - ADR (e)	78	2,381
Telefonica SA	54	880
Telefonica SA - ADR (e)	10	159
Telekom Austria AG	13	156
Telekom Malaysia Bhd	676	1,177
Telekomunikasi Indonesia Tbk PT	232	178
Telstra Corp. Ltd.	119	407
TELUS Corp.	6	323
Turk Telekomunikasyon A/S	92	400
Turkcell Iletisim Hizmet A/S	42	212
Verizon Communications Inc.	57	2,167
VimpelCom Ltd. - ADR	42	471
Vodafone Group Plc	190	523
Vodafone Group Plc - ADR	10	282
Ziggo NV	6	178
		33,181
UTILITIES - 2.4%
Adani Power Ltd. (c)	80	108
AES Corp. (c)	65	854
Ameren Corp.	3	110
American Electric Power Co. Inc.	14	525
American Water Works Co. Inc.	15	502
Calpine Corp. (c)	58	1,005
Cheung Kong Infrastructure Holdings Ltd.	70	429
China Resources Gas Group Ltd.	220	421
China Resources Power Holdings Co. Ltd.	274	508
CMS Energy Corp.	23	509
Companhia Energetica de Minas Gerais - ADR	38	907
Dominion Resources Inc.	10	500
Entergy Corp.	5	305
Exelon Corp.	14	552
Federal Hydrogenerating Co. JSC	2,747	96
Federal Hydrogenerating Co. JSC - ADR	301	1,103
Huaneng Power International Inc. (e)	561	306
International Power Plc	269	1,741
ITC Holdings Corp.	3	196
National Grid Plc	150	1,515
NextEra Energy Inc.	27	1,674
NRG Energy Inc. (c)	19	292
Pampa Energia SA - ADR (c)	9	81
PPL Corp.	30	837
Scottish & Southern Energy Plc	63	1,339
Southern Co.	26	1,154
Tokyo Gas Co. Ltd. (e)	274	1,293
Tractebel Energia SA	21	366
		19,228

Total Common Stocks (cost $432,816)		469,638

PREFERRED STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., Convertible Preferred, 4.75%	20	825
Volkswagen AG	10	1,824
		2,649
CONSUMER STAPLES - 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	32	1,496

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 0.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	1	1,129
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	2	302
		1,431
FINANCIALS - 0.4%
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	7	377
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	21	569
Itau Unibanco Holding SA	52	991
UBS AG, 9.38% (e)	22	371
US Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	20	553
Wachovia Capital Trust IV, 6.38%	1	16
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	—	369
		3,246
MATERIALS - 0.1%
Vale SA	31	699
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	9	472
PPL Corp., 8.75%	9	464
		936

Total Preferred Stocks (cost $10,070)		10,457

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	20	555
GMAC Capital Trust I, 8.13%	41	938
		1,493
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	5	230

Total Trust Preferreds (cost $1,544)		1,723

WARRANTS - 0.0%
Ford Motor Co. (c)	13	45
Kinross Gold Corp. (c)	3	2
TFS Corp. Ltd. (c) (f)	105	6

Total Warrants (cost $39)		53

PURCHASED OPTIONS - 0.2%
Antofagasta Plc Put Option, Strike Price GBP 12.76, Expiration 4/27/2012, MSC	10,724	23
Antofagasta Plc Put Option, Strike Price GBP 12.96, Expiration 4/30/2012, MSC	10,316	25
Apple Inc. Call Option, Strike Price 510, Expiration 4/21/2012	1	9
CAC-40 Index Put Option, Strike Price 2850, Expiration 5/18/2012, JPM	476	5
CAC-40 Index Put Option, Strike Price 2850, Expiration 5/18/2012, UBS	476	5
CAC-40 Index Put Option, Strike Price 3350, Expiration 5/18/2012, JPM	476	43
CAC-40 Index Put Option, Strike Price 3350, Expiration 5/18/2012, UBS	476	43
ConocoPhillips Put Option, Strike Price 70, Expiration 1/19/2013	435	176
ConocoPhillips Put Option, Strike Price 70, Expiration 8/18/2012	551	108
Deutsche Borse AG Call Option, Strike Price 7,258.78, Expiration 9/21/2012, GSC	128	31
Deutsche Borse AG Put Option, Strike Price 5500, Expiration 5/18/2012, BNP	117	1
Deutsche Borse AG Put Option, Strike Price 5500, Expiration 5/18/2012, JPM	117	1
Deutsche Borse AG Put Option, Strike Price 6500, Expiration 5/18/2012, BNP	117	8
Deutsche Borse AG Put Option, Strike Price 6500, Expiration 5/18/2012, JPM	117	8
Freeport-McMoran Put Option, Strike Price 41.3551, Expiration 4/30/2012, CSI	7,291	30
Intel Corp. Call Option, Strike Price 27, Expiration 7/21/2012	248	47
Mead Johnson Nutrition Co. Put Option, Strike Price 65, Expiration 5/19/2012	19	—
Microsoft Corp. Call Option, Strike Price 32, Expiration 5/19/2012	28	3
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 91.12, Expiration 9/21/2012, JPM	4,774	34
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 91.89, Expiration 7/12/2012, JPM	8,869	31
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 95, Expiration 6/15/2012, JPM	11,207	14
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 102.9, Expiration 6/15/2012, DUB	2,868	—
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 104.71, Expiration 6/15/2012, GSI	6,136	1
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 86.7, Expiration 9/24/2012, JPM	3,062	28
MSCI Europe excluding United Kingdom Index Call Option, Strike Price 99.429, Expiration 7/12/2012, CSI	8,500	10
NASDAQ 100 Index Put Option, Strike Price 2,500, Expiration 4/21/2012, MSC	41	12
NIKKEI-225 Index Call Option, Strike Price 9,774.71, Expiration 12/14/2012, CIT	145	110
Put Swaption, 6 month JPY LIBOR versus 1.75% fixed, DUB	105,457,759	—
Rio Tinto Plc Put Option, Strike Price GBP 35.30, Expiration 4/27/2012, MSC	11,301	32
Russell 2000 Index Put Option, Strike Price 701.68, Expiration 5/18/2012, MSC	649	2
Russell 2000 Index Put Option, Strike Price 703.15, Expiration 4/20/2012, GSC	776	—
Russell 2000 Index Put Option, Strike Price 703.15, Expiration 4/20/2012, GSC	1,125	49
Russell 2000 Index Put Option, Strike Price 751.43, Expiration 6/20/2012, MSC	1,427	32
Russell 2000 Index Put Option, Strike Price 782.56, Expiration 6/20/2012, BNP	589	18
Russell 2000 Index Put Option, Strike Price 785.75, Expiration 6/12/2012, CSI	1,046	20
Russell 2000 Index Put Option, Strike Price 800, Expiration 9/13/2012, BOA	1,247	55
Russell 2000 Index Put Option, Strike Price 804.79, Expiration 10/19/2012, JPM	1,123	57

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
S&P 500 Index Call Option, Strike Price 1,380, Expiration 3/30/2012, DUB	1	3
S&P 500 Index Call Option, Strike Price 1,385, Expiration 4/21/2012	13	42
S&P 500 Index Call Option, Strike Price 1,390, Expiration 5/19/2012	14	53
S&P 500 Index Call Option, Strike Price 1,410.47, Expiration 8/17/2012, JPM	948	64
S&P 500 Index Call Option, Strike Price 1,412.15, Expiration 8/17/2012, UBS	796	52
S&P 500 Index Call Option, Strike Price 1,425, Expiration 9/21/2012, BOA, 09/23/12	1,183	58
S&P 500 Index Put Option, Strike Price 1,300, Expiration 4/21/2012	27	5
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.5, Expiration 9/20/2013, CGM (f)	6,009	141
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.5, Expiration 9/21/2012, CGM (f)	6,009	112
Tokyo Stock Price Index Call Option, Strike Price JPY 825, Expiration 6/11/2012, MSC (f)	67,431	36
Tokyo Stock Price Index Call Option, Strike Price JPY 825, Expiration 6/8/2012, MSC	199,546	106
Tokyo Stock Price Index Call Option, Strike Price JPY 825.55, Expiration 6/11/2012 (f)	69,196	37
Union Pacific Corp. Put Option, Strike Price 105, Expiration 5/19/2012	91	25

Total Options (cost $2,167)		1,805

INVESTMENT COMPANIES - 2.0%
ETFS Gold Trust (c)	16	2,587
ETFS Physical Palladium Trust (c)	7	438
ETFS Platinum Trust (c)	6	928
iShares Comex Gold Trust Fund (a) (c)	217	3,527
SPDR Gold Trust (c)	55	8,841
Vinaland Ltd.	108	63

Total Investment Companies (cost $16,966)		16,384

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/13 (i) (r)	$546	511
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	429	440

Total Non-U.S. Government Agency Asset-Backed Securities (cost $933)		951

CORPORATE BONDS AND NOTES - 5.9%
CONSUMER DISCRETIONARY - 0.1%
Hyundai Motor Co. Ltd., 4.50%, 04/15/15 (r)	225	237
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r), EUR	240	296
		533
CONSUMER STAPLES - 0.2%
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f), SGD	400	9
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d)	100	32
Olam International Ltd., 6.00%, 10/15/16	800	934
REI Agro Ltd.
5.50%, 11/13/14 (q)	185	139
5.50%, 11/13/14 (q)	628	473
Wilmar International Ltd. Convertible Bond, 0.00%, 12/18/12 (q)	500	596
		2,183
ENERGY - 0.7%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (e) (r)	251	272
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j) (q), HKD	2,020	304
Consol Energy Inc., 8.00%, 04/01/17	682	711
Essar Energy Plc, 4.25%, 02/01/16 (r)	500	330
Linn Energy LLC, 7.75%, 02/01/21 (e)	308	319
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (r)	343	365
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	608	632
Petrobras International Finance Co., 3.50%, 02/06/17 (e)	731	749
Petroleos Mexicanos, 6.00%, 03/05/20	472	537
Phillips 66, 2.95%, 05/01/17 (r)	50	51
Reliance Holdings USA Inc., 5.40%, 02/14/22 (e) (r)	250	249
Samson Investment Co., 9.75%, 02/15/20 (r)	502	508
SM Energy Co., 3.84%, 04/01/27	295	384
Subsea 7 SA, 2.25%, 10/11/13 (q)	200	248
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	113
7.50%, 07/18/16 (r)	100	113
		5,885
FINANCIALS - 2.8%
Ally Financial Inc., 4.50%, 02/11/14	380	380
American Express Credit Corp., 2.38%, 03/24/17	540	541
BAC Capital Trust XI, 6.63%, 05/23/36 (e)	93	94
Banco Bradesco SA, 4.50%, 01/12/17 (r)	609	641
Banco Santander Brasil SA, 4.63%, 02/13/17 (r)	600	602
Banco Santander Chile, 2.51%, 02/14/14 (i) (r)	450	448
Bank of Nova Scotia, 2.55%, 01/12/17	625	641
BBVA Bancomer SA, 6.50%, 03/10/21 (r)	466	486
CapitaLand Ltd.
2.10%, 11/15/16, SGD	750	584
3.13%, 03/05/18, SGD	1,000	828
2.95%, 06/20/22 (q), SGD	2,000	1,496
Citigroup Funding Inc., 0.00%, 11/27/12 (j)	1,100	1,087
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	730	746
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	406	400
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)	2,480	1,922
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	89	76
Export-Import Bank of Korea, 4.00%, 01/11/17	202	210
Ford Motor Credit Co. LLC
7.00%, 04/15/15	220	240
6.63%, 08/15/17	200	222
General Electric Capital Corp., 5.63%, 05/01/18	567	657
HSBC Finance Corp., 6.68%, 01/15/21	203	217
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	200	209
JPMorgan Chase Bank NA, 0.80%, 06/13/16 (i)	750	697
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	29	29

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Keppel Land Ltd., 2.50%, 06/23/13, SGD	400	319
Korea Development Bank
3.88%, 05/04/17	200	207
3.50%, 08/22/17	518	526
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	300	612
NB Capital Trust II, 7.83%, 12/15/26	50	50
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	535	536
Numericable Finance & Co., 12.38%, 02/15/19 (r), EUR	100	132
Oversea-Chinese Banking Corp. Ltd., 1.63%, 03/13/15 (r)	634	636
Paka Capital Ltd., 0.74%, 03/12/13	200	203
Pyrus Ltd.
7.50%, 12/20/15 (q)	100	103
7.50%, 12/20/15 (q)	600	619
TNK-BP Finance SA, 6.63%, 03/20/17 (r)	574	633
Toronto-Dominion Bank, 2.38%, 10/19/16	592	607
UBS AG
1.88%, 01/23/15 (r)	579	583
5.88%, 12/20/17	400	443
US Bancorp, 2.20%, 11/15/16	427	435
Wharf Finance Ltd., 2.30%, 06/07/14, HKD	4,000	501
Yanlord Land Group Ltd., 9.50%, 05/04/17 (r)	210	187
Ying Li International Real Estate Ltd., 4.00%, 03/03/15, SGD	750	525
Zeus Capital Ltd. Convertible Bond, 0.00%, 08/19/13 (q), JPY	96,000	1,148
Zeus Cayman II Convertible Bond, 0.01%, 08/18/16 (q), JPY	50,000	600
		23,058
HEALTH CARE - 0.7%
Amylin Pharmaceuticals Inc., 3.00%, 06/15/14 (e)	371	368
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	598
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	217
DaVita Inc.
6.38%, 11/01/18	184	193
6.63%, 11/01/20 (e)	241	252
DJO Finance LLC, 9.75%, 10/15/17	80	60
Gilead Sciences Inc.
0.63%, 05/01/13	115	152
1.63%, 05/01/16 (e)	650	830
Hologic Inc., 2.00%, 12/15/37 (k)	1,126	1,329
Hypermarcas SA, 6.50%, 04/20/21 (r)	385	373
Mylan Inc., 3.75%, 09/15/15	633	1,185
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	15
		5,572
INDUSTRIALS - 0.3%
Hertz Corp., 7.50%, 10/15/18	53	56
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	539	545
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	497	494
Suzlon Energy Ltd. Convertible Bond
0.00%, 06/12/12	96	118
0.00%, 10/11/12 (q)	483	500
4.35%, 07/25/14	482	410
Viterra Inc., 5.95%, 08/01/20 (r)	163	178
		2,301
INFORMATION TECHNOLOGY - 0.3%
3D Systems Corp., 5.50%, 12/15/16 (r)	145	195
Electronic Arts Inc., 0.75%, 07/15/16 (e) (r)	384	353
Hewlett-Packard Co., 2.60%, 09/15/17	656	656
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	520	552
Take-Two Interactive Software Inc.
4.38%, 06/01/14	168	260
1.75%, 12/01/16 (r)	392	414
		2,430
MATERIALS - 0.4%
Anglo American Plc, 4.00%, 05/07/14	200	278
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	217	228
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	58
Evraz Group SA, 9.50%, 04/24/18 (r)	353	389
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (e) (r)	181	179
New World Resources NV, 7.88%, 05/01/18 (q), EUR	100	135
Petropavlovsk 2010 Ltd., 4.00%, 02/18/15	200	183
Rio Tinto Finance USA Ltd., 2.00%, 03/22/17	398	399
Tata Steel Ltd., 1.00%, 09/05/12	300	366
Texas Industries Inc., 9.25%, 08/15/20 (e)	540	518
TFS Corp. Ltd., 11.00%, 07/15/18 (q)	284	284
		3,017
TELECOMMUNICATION SERVICES - 0.3%
Hughes Satellite Systems Corp.
6.50%, 06/15/19 (e)	406	424
7.63%, 06/15/21	149	160
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	676	711
OTE Plc, 7.25%, 04/08/14, EUR	100	110
Portugal Telecom International Finance BV, 4.13%, 08/28/14, EUR	200	244
Vodafone Group Plc, 1.63%, 03/20/17	475	468
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (f) (i)	214	214
		2,331
UTILITIES - 0.1%
Calpine Corp., 7.88%, 07/31/20 (r)	134	146
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	12
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i)	265	266
		424

Total Corporate Bonds and Notes (cost $47,093)		47,734

GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
GOVERNMENT SECURITIES - 14.1%
Sovereign - 7.2%
Australia Government Bond
5.75%, 04/15/12 - 05/15/21, AUD	3,969	4,549
4.75%, 11/15/12, AUD	798	831
5.50%, 12/15/13, AUD	1,986	2,126
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	1,625	2,036
10.00%, 01/01/17 - 01/01/21, BRL	16,755	9,004
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	5,561	8,688
3.50%, 07/04/19, EUR	4,478	6,864
Canadian Government Bond
4.00%, 06/01/16, CAD	726	800

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
1.50%, 03/01/17, CAD	1,453	1,451
3.50%, 06/01/20, CAD	1,093	1,218
Hong Kong Government Bond
4.13%, 02/22/13, HKD	3,350	447
2.03%, 03/18/13, HKD	7,650	1,003
1.67%, 03/24/14, HKD	2,400	317
3.51%, 12/08/14, HKD	7,050	985
1.69%, 12/22/14, HKD	2,900	387
Malaysia Government Bond
2.51%, 08/27/12, MYR	8,825	2,875
3.46%, 07/31/13, MYR	2,905	953
Netherlands Government Bond, 1.00%, 02/24/17 (r)	948	932
Republic of Poland, 5.00%, 03/23/22	175	184
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	737	1,338
4.75%, 03/07/20, GBP	5,016	9,792
4.25%, 12/07/40, GBP	746	1,386
Vietnam Government International Bond, 6.75%, 01/29/20 (q)	246	269
		58,435
Treasury Inflation Index Securities - 0.1%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	2,559	854
U.S. Treasury Securities - 6.8%
U.S. Treasury Note
0.63%, 07/31/12	829	830
2.25%, 01/31/15 - 03/31/16	8,834	9,331
2.38%, 02/28/15	5,882	6,194
2.50%, 03/31/15	6,749	7,141
0.88%, 01/31/17	1,280	1,272
1.00%, 03/31/17	1,037	1,035
1.38%, 09/30/18	4,389	4,360
1.75%, 10/31/18	411	417
1.25%, 01/31/19	491	481
3.50%, 05/15/20	12,996	14,618
2.63%, 08/15/20	8,998	9,487
2.00%, 02/15/22	206	202
		55,368
Total Government and Agency Obligations (cost $114,476)		114,657
SHORT TERM INVESTMENTS - 27.1%
Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	72,423	72,423
Treasury Securities - 18.2%
Japan Treasury Bill, 0.00%, 05/14/12, JPY	90,000	1,087
Mexico Treasury Note, 0.35%, 05/03/12, MXN	16,000	1,245
Singapore Treasury Bill, 0.25%, 05/03/12, SGD	1,520	1,209
U.S. Treasury Bill
0.04%, 04/19/12	$7,675	7,675
0.07%, 05/03/12	17,120	17,119
0.03%, 05/10/12 (e)	14,895	14,894
0.04%, 05/17/12	19,880	19,878
0.02%, 05/24/12	3,950	3,950
0.04%, 05/31/12 (e)	4,800	4,800
0.02%, 06/07/12 (e)	26,750	26,747
0.04%, 06/14/12	10,900	10,899
0.05%, 06/21/12 (e)	21,220	21,217
0.05%, 06/28/12 (e)	6,100	6,099
0.06%, 07/05/12	11,050	11,048
		147,867
Total Short Term Investments (cost $220,383)		220,290
Total Investments - 108.7% (cost $846,879)		884,140
Other Assets and Liabilities, Net - (8.7%) (o)		(70,934)
Total Net Assets - 100.0%		$813,206

JNL/Brookfield Global Infrastructure Fund
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 2.5%
Eutelsat Communications Group SA	41	$1,509
SES SA - FDR	94	2,343
		3,852
ENERGY - 42.3%
Chesapeake Midstream Partners LP	131	3,902
El Paso Corp.	212	6,268
Enbridge Inc.	262	10,160
Energy Transfer Equity LP	117	4,695
Enterprise Products Partners LP	123	6,223
Gibson Energy	204	4,320
MarkWest Energy Partners LP	70	4,062
NuStar Energy LP	26	1,542
Plains All American Pipeline LP	50	3,923
Regency Energy Partners LP	65	1,606
Spectra Energy Corp.	272	8,585
Sunoco Inc.	41	1,553
Tesoro Logistics LP	44	1,535
TransCanada Corp. (e)	144	6,200
Williams Partners LP	28	1,590
		66,164
FINANCIALS - 6.1%
American Tower Corp.	151	9,516
INDUSTRIALS - 12.3%
Abertis Infraestructuras SA	135	2,291
Atlantia SpA	204	3,379
DP World Ltd.	129	1,528
Flughafen Zuerich AG	4	1,548
Fraport AG Frankfurt Airport Services Worldwide	24	1,509
Groupe Eurotunnel SA	269	2,334
Macquarie Infrastructure Co. LLC	48	1,577
Shenzhen International Holdings Ltd.	21,674	1,509
Sichuan Expressway Co. Ltd.	3,365	1,219
Transurban Group	397	2,303
		19,197
MATERIALS - 1.0%
Weyerhaeuser Co.	69	1,512
TELECOMMUNICATION SERVICES - 4.5%
Crown Castle International Corp. (c)	73	3,883
SBA Communications Corp. (c) (e)	63	3,191
		7,074
UTILITIES - 30.0%
CenterPoint Energy Inc.	122	2,410
DUET Group	1,655	3,124
ITC Holdings Corp.	41	3,124
National Grid Plc	901	9,085
NiSource Inc.	131	3,197
NorthWestern Corp.	44	1,542
Oneok Inc.	48	3,912
PG&E Corp.	110	4,753

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Sempra Energy	94	5,630
Severn Trent Plc	127	3,147
Snam Rete Gas SpA	479	2,301
Spark Infrastructure Group	1,029	1,592
United Utilities Group Plc	326	3,132
		46,949
Total Common Stocks (cost $144,665)		154,264
INVESTMENT COMPANIES - 0.9%
Bilfinger Berger Global Infrastructure SICAV SA	428	728
John Laing Infrastructure Fund Ltd.	423	720
Total Investment Companies (cost $1,397)		1,448
SHORT TERM INVESTMENTS - 8.0%
Investment Company - 4.0%
JNL Money Market Fund, 0.05% (a) (h)	6,236	6,236
Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	6,213	6,213
Total Short Term Investments (cost $12,449)		12,449
Total Investments - 107.6% (cost $158,511)		168,161
Other Assets and Liabilities, Net - (7.6%)		(11,862)
Total Net Assets - 100.0%		$156,299

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 64.6%
CONSUMER DISCRETIONARY - 7.2%
Bajaj Auto Ltd.	26	$854
Bayerische Motoren Werke AG	8	684
Carnival Corp.	19	613
CBS Corp. - Class B	61	2,062
Coach Inc.	14	1,066
Comcast Corp. - Class A	19	555
Compagnie Financiere Richemont SA	14	856
Daimler AG	29	1,758
Denso Corp.	19	628
Discovery Communications Inc. - Class A (c)	24	1,204
Dongfeng Motor Group Co. Ltd.	360	653
DreamWorks Animation SKG Inc. - Class A (c) (e)	25	458
Fast Retailing Co. Ltd.	3	688
Gannett Co. Inc.	170	2,605
GKN Plc	557	1,836
Hennes & Mauritz AB - Class B	41	1,482
Home Depot Inc.	49	2,440
Hyundai Mobis	6	1,419
Li & Fung Ltd.	192	439
Li Ning Co. Ltd.	199	212
New Oriental Education & Technology Group - ADR (c)	12	329
Nike Inc. - Class B	8	900
SES SA - FDR - Class A	57	1,403
Signet Jewelers Ltd.	18	846
Swatch Group AG	1	239
Swatch Group AG	1	41
Tiffany & Co.	20	1,369
Time Warner Cable Inc.	6	481
Urbi Desarrollos Urbanos SAB DE CV (c)	53	63
Walt Disney Co.	16	700
		28,883
CONSUMER STAPLES - 3.6%
Ajinomoto Co. Inc.	134	1,685
Danone SA	32	2,236
Hypermarcas SA	97	686
Imperial Tobacco Group Plc	40	1,627
Nestle SA	56	3,542
Olam International Ltd. (q)	109	204
Pernod-Ricard SA	35	3,629
SABMiller Plc	1	52
Tesco Plc	63	335
Tingyi Cayman Islands Holding Corp.	22	63
United Spirits Ltd.	51	606
		14,665
ENERGY - 8.3%
Anadarko Petroleum Corp.	18	1,410
Baker Hughes Inc.	18	738
BG Group Plc	102	2,363
Cameco Corp. (e)	69	1,488
Cenovus Energy Inc.	88	3,178
Chevron Corp.	21	2,263
China Petroleum & Chemical Corp. - Class H	554	603
Cobalt International Energy Inc. (c)	35	1,054
EnCana Corp.	9	179
EnCana Corp.	5	98
Ensco International Plc - ADR	9	461
Fugro NV	14	1,028
Gazprom OAO - ADR	175	2,142
Halliburton Co.	71	2,356
Noble Energy Inc.	34	3,364
Oil Search Ltd.	83	598
Petroleo Brasileiro SA - ADR	9	240
QGEP Participacoes SA (q)	4	31
Repsol YPF SA	30	763
Royal Dutch Shell Plc - Class A	24	841
Sasol Ltd.	28	1,363
Schlumberger Ltd.	60	4,224
SeaDrill Ltd.	11	398
TransCanada Corp. (e)	10	425
Tullow Oil Plc	67	1,634
Weatherford International Ltd. (c)	16	246
WorleyParsons Ltd.	7	220
		33,708
FINANCIALS - 12.2%
ACE Ltd.	32	2,306
AFLAC Inc.	6	290
AIA Group Ltd. (q)	994	3,649
Allstate Corp.	49	1,616
American Tower Corp.	55	3,460
AON Corp.	8	397
Azrieli Group (e)	23	570
Banco Bradesco SA - ADR (e)	62	1,083
Banco Santander SA	91	698
Bank Mandiri Persero Tbk PT (q)	383	287
Bank of China Ltd. - Class H	1,889	763
Bank Pekao SA	2	75
Barclays Plc	637	2,400
BB&T Corp.	77	2,401
BlackRock Inc.	20	4,078
BNP Paribas	17	790
China Life Insurance Co. Ltd.	69	179

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
DBS Group Holdings Ltd.	45	503
DLF Ltd.	171	677
Goldman Sachs Group Inc.	31	3,855
Grupo Financiero Inbursa SA	427	887
Hana Financial Group Inc.	28	1,066
HDFC Bank Ltd.	98	999
HSBC Holdings Plc	100	883
HSBC Holdings Plc	288	2,559
ICICI Bank Ltd.	5	89
Industrial & Commercial Bank of China - Class H	3,043	1,963
Intact Financial Corp.	3	175
Itau Unibanco Holding SA - ADR	7	131
JPMorgan Chase & Co.	31	1,412
Kotak Mahindra Bank Ltd.	78	834
Link Real Estate Investment Trust	166	618
Marsh & McLennan Cos. Inc.	38	1,230
NYSE Euronext	7	201
Progressive Corp.	16	364
QBE Insurance Group Ltd.	10	142
Sampo Oyj - Class A	41	1,192
Sberbank of Russia - ADR	185	2,383
Sberbank of Russia - ADR	33	442
Standard Chartered Plc	12	287
Sumitomo Mitsui Financial Group Inc. (e)	12	384
Svenska Handelsbanken - Class A	24	765
Vienna Insurance Group	4	181
		49,264
HEALTH CARE - 5.1%
Allergan Inc.	13	1,231
AMERIGROUP Corp. (c)	11	760
Baxter International Inc.	9	538
Bayer AG	38	2,678
Bristol-Myers Squibb Co.	20	668
Cerner Corp. (c)	17	1,302
Express Scripts Inc. (c)	35	1,880
Gilead Sciences Inc. (c)	75	3,683
Novo-Nordisk A/S - Class B	7	1,036
Roche Holding AG	8	1,465
Seattle Genetics Inc. (c) (e)	63	1,284
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	340	390
Shire Plc	49	1,581
Shire Plc - ADR	4	351
Sonova Holding AG (c)	6	659
Sysmex Corp. (e)	30	1,211
		20,717
INDUSTRIALS - 7.9%
Adani Enterprises Ltd.	67	404
Andritz AG (e)	16	1,531
Assa Abloy AB - Class B	46	1,425
Beijing Enterprises Holdings Ltd.	146	887
Bilfinger Berger SE	11	1,045
Caterpillar Inc.	17	1,800
China High Speed Transmission Equipment Group Co. Ltd.	135	72
Cia de Concessoes Rodoviarias	59	477
Danaher Corp.	40	2,257
Eaton Corp.	61	3,050
Enka Insaat ve Sanayi A/S	10	31
Fanuc Ltd.	4	788
Firstgroup Plc	48	182
General Electric Co.	23	466
Harbin Power Equipment Co. Ltd. - Class H	554	581
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c) (e)	126	247
Iron Mountain Inc.	33	948
Jacobs Engineering Group Inc. (c)	34	1,500
Jardine Matheson Holdings Ltd.	11	561
Kurita Water Industries Ltd. (e)	40	990
Mitsubishi Corp.	16	372
Nielsen Holdings NV (c)	28	838
Norfolk Southern Corp.	26	1,718
Progressive Waste Solutions Ltd.	71	1,541
Sany Heavy Equipment International Holdings Co. Ltd.	762	576
Schneider Electric SA	36	2,357
Siemens AG	17	1,714
SMC Corp. (e)	5	832
Sumitomo Corp. (e)	97	1,407
Sumitomo Electric Industries Ltd.	36	503
United Technologies Corp.	11	871
		31,971
INFORMATION TECHNOLOGY - 11.4%
Accenture Plc - Class A	16	1,019
Apple Inc. (c)	8	4,856
ASML Holding NV	50	2,505
Asustek Computer Inc.	126	1,189
Broadcom Corp. - Class A	59	2,323
Canon Inc.	22	1,048
Daum Communications Corp.	4	414
Delta Electronics Inc.	179	527
First Solar Inc. (c) (e)	10	238
Flextronics International Ltd. (c)	117	842
Freescale Semiconductor Holdings I Ltd. (c) (e)	17	257
Genpact Ltd. (c)	98	1,594
Google Inc. - Class A (c)	8	4,873
Hamamatsu Photonics KK (e)	1	30
Hewlett-Packard Co.	12	284
International Business Machines Corp.	8	1,711
Juniper Networks Inc. (c)	89	2,036
Keyence Corp.	2	583
KLA-Tencor Corp.	52	2,830
Maxim Integrated Products Inc.	20	560
Murata Manufacturing Co. Ltd.	49	2,918
Nintendo Co. Ltd.	5	775
Oracle Corp.	56	1,621
Oracle Corp. Japan	9	350
Parametric Technology Corp. (c)	30	833
Premier Farnell Plc	54	185
QUALCOMM Inc.	23	1,592
Samsung Electronics Co. Ltd.	2	2,425
Samsung Electronics Co. Ltd. - GDR	1	433
Sohu.com Inc. (c) (e)	3	182
Taiwan Semiconductor Manufacturing Co. Ltd.	234	673
TDK Corp. (e)	10	550
Trend Micro Inc. (e)	4	127
Tripod Technology Corp.	42	141
Visa Inc. - Class A	14	1,676
Yahoo! Japan Corp. (e)	2	787
Yandex NV - Class A (c)	37	994
		45,981
MATERIALS - 5.3%
Air Products & Chemicals Inc.	3	248
Alacer Gold Corp. (c) (e)	20	172
Allegheny Technologies Inc.	30	1,252
Alumina Ltd.	446	573
Anglo American Plc	10	356

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Barrick Gold Corp.	4	161
Barrick Gold Corp.	23	1,004
Centerra Gold Inc.	29	446
Cliffs Natural Resources Inc.	6	416
Glencore International Plc (e) (q)	36	222
Holcim Ltd.	10	644
Iluka Resources Ltd. (e)	27	500
Inmet Mining Corp.	10	577
Koninklijke DSM NV	25	1,420
Labrador Iron Ore Royalty Corp.	42	1,465
Lee & Man Paper Manufacturing Ltd.	1,471	687
LG Chem Ltd.	6	2,008
LG Chem Ltd. - GDR (q)	2	261
Mondi Plc	119	1,124
Monsanto Co.	42	3,358
Petra Diamonds Ltd. (c)	98	275
Rio Tinto Plc	6	322
Syngenta AG	7	2,261
Vale SA - ADR	24	547
Weyerhaeuser Co.	40	870
Xstrata Plc	15	260
		21,429
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	71	2,221
Bharti Airtel Ltd.	93	620
China Mobile Ltd.	57	622
HKT Ltd. (c) (q)	910	708
Koninklijke KPN NV	39	426
Magyar Telekom Telecommunications Plc	63	165
MTN Group Ltd.	38	667
Rostelecom OJSC - ADR (e)	10	291
SoftBank Corp.	86	2,545
Tele Norte Leste Participacoes SA	26	357
Tele Norte Leste Participacoes SA - ADR (e)	101	1,144
Telefonica Brasil SA - ADR	5	139
Telekomunikacja Polska SA	97	535
Telemar Norte Leste SA	2	42
Telstra Corp. Ltd.	345	1,176
TELUS Corp. (e)	5	307
Verizon Communications Inc.	38	1,437
		13,402
UTILITIES - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	1	30
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1	69
Hong Kong & China Gas Co. Ltd.	137	350
National Grid Plc	25	251
PG&E Corp.	7	287
		987
Total Common Stocks (cost $232,562)		261,007
PREFERRED STOCKS - 0.2%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—
MATERIALS - 0.1%
Fuchs Petrolub AG	9	478
TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	228
Total Preferred Stocks (cost $758)		706
CORPORATE BONDS AND NOTES - 6.3%
CONSUMER DISCRETIONARY - 0.6%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	190
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	429
Comcast Corp., 5.88%, 02/15/18	250	296
MGM Resorts International, 5.88%, 02/27/14 (e)	350	360
Michaels Stores Inc., 7.75%, 11/01/18	550	586
Nextel Communications Inc., 7.38%, 08/01/15 (e)	300	289
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	209
		2,359
CONSUMER STAPLES - 0.8%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	737
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	406
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (q)	325	349
SABMiller Holdings Inc., 4.95%, 01/15/42 (q)	575	596
SUPERVALU Inc., 8.00%, 05/01/16 (e)	600	629
Tesco Plc, 5.50%, 01/13/33, GBP	300	516
		3,233
ENERGY - 0.1%
Petroleos Mexicanos, 6.50%, 06/02/41 (q)	55	62
TransCanada Pipelines Ltd., 6.50%, 08/15/18	350	432
		494
FINANCIALS - 2.9%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	196
Bank of America Corp., 5.75%, 12/01/17	180	193
Barclays Bank Plc, 5.13%, 01/08/20	285	298
BNP Paribas, 5.00%, 01/15/21	500	505
CIT Group Inc., 7.00%, 05/02/16 (e) (q)	300	301
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	303
Eurohypo AG, 4.50%, 01/21/13, EUR	100	137
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,605
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	250	382
Goldman Sachs Group Inc., 5.25%, 07/27/21	300	297
HSBC Bank Plc, 4.13%, 08/12/20 (e) (q)	625	638
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (q)	300	290
JPMorgan Chase & Co., 4.35%, 08/15/21	625	639
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	350
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	580
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	308
Morgan Stanley, 5.50%, 07/28/21	450	440
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	407
ProLogis Inc., 7.38%, 10/30/19	600	700
Realogy Corp., 7.88%, 02/15/19 (e) (q)	275	275
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	361
6.93%, 04/09/18, EUR	250	310
Societe Generale, 5.75%, 04/20/16 (q)	150	149
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	331
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	234
UBS AG, 4.88%, 08/04/20	345	359
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	535
5.50%, 06/27/17, GBP	150	263

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Zurich Finance USA Inc., 5.75%, 10/02/23 (i), EUR	100	135
		11,521
HEALTH CARE - 0.7%
Bausch & Lomb Inc., 9.88%, 11/01/15 (e)	200	210
HCA Inc., 6.38%, 01/15/15 (e)	500	527
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	514
6.00%, 09/15/17	475	586
Pfizer Inc., 6.20%, 03/15/19	400	501
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	488
		2,826
INDUSTRIALS - 0.1%
TransDigm Inc., 7.75%, 12/15/18	200	217
Volvo AB, 5.00%, 05/31/17, EUR	150	223
		440
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	23
8.25%, 01/15/21 (q)	500	489
12.63%, 01/15/21	201	202
8.75%, 01/15/22 (q)	100	96
		810
MATERIALS - 0.1%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	87
Georgia Gulf Corp., 9.00%, 01/15/17 (e) (q)	300	333
		420
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	600	634
Clearwire Communications LLC, 14.75%, 12/01/16 (e) (q)	250	274
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	290
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	231
		1,429
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	333
AES Corp.
7.75%, 10/15/15	125	139
8.00%, 10/15/17	200	225
Edison Mission Energy, 7.75%, 06/15/16 (e)	150	104
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	525	539
National Grid Plc, 6.30%, 08/01/16	300	346
		1,686
Total Corporate Bonds and Notes (cost $24,449)		25,218
GOVERNMENT AND AGENCY OBLIGATIONS - 25.5%
GOVERNMENT SECURITIES - 22.2%
Sovereign - 15.3%
Argentina Government International Bond, 7.00%, 10/03/15	1	1
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/17, BRL	580	735
Bundesrepublik Deutschland
3.00%, 07/04/20, EUR	3,050	4,532
3.25%, 07/04/42, EUR	800	1,246
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,649
4.25%, 06/01/18, CAD	300	345
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	162
9.85%, 06/28/27, COP	485,000	382
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	627
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	826
Hungary Government Bond
5.50%, 02/12/14, HUF	100,000	431
6.50%, 06/24/19, HUF	100,000	394
6.25%, 01/29/20	200	182
7.63%, 03/29/41	48	43
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	29
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	4,000,000	497
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	80
Italy Buoni Poliennali Del Tesoro, 4.75%, 09/01/21, EUR	800	1,047
Japan Government Bond
1.50%, 09/20/14, JPY	50,000	624
1.70%, 09/20/17, JPY	400,000	5,177
1.00%, 09/20/20, JPY	535,000	6,565
2.30%, 12/20/35, JPY	50,000	656
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	1,928
5.25%, 09/10/15, KRW	190,000	176
Malaysia Government Bond, 5.09%, 04/30/14, MYR	4,825	1,637
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,528
8.00%, 12/17/15, MXN	8,000	685
Mexican Udibonos, 4.00%, 11/15/40, MXN	1,857	153
Netherlands Government Bond, 3.25%, 07/15/15, EUR	1,250	1,799
Norway Government Bond, 4.25%, 05/19/17, NOK	3,150	614
Poland Government Bond, 5.75%, 10/25/21, PLN	2,000	655
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,725
6.38%, 07/15/19	650	756
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	2,050	2,252
Republic of Argentina
0.79%, 08/03/12 (i)	1,017	126
8.28%, 12/31/33	387	285
Republic of Belarus, 8.95%, 01/26/18	400	360
Republic of Deutschland
3.75%, 07/04/13, EUR	1,250	1,741
4.25%, 07/04/14 - 07/04/18, EUR	2,325	3,435
Republic of Iraq, 5.80%, 01/15/28	350	295
Republic of Latvia, 5.25%, 02/22/17 (q)	200	206
Republic of Turkey, 7.50%, 11/07/19	150	176
Republic of Venezuela, 9.38%, 01/13/34	300	250
Romanian Government International Bond, 6.75%, 02/07/22 (q)	100	104
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,070
4.00%, 09/01/18, SGD	875	826
2.25%, 06/01/21, SGD	1,300	1,087
South Africa Government Bond, 7.25%, 01/15/20, ZAR	2,000	253

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Spanish Government Bond, 3.25%, 04/30/16, EUR	500	652
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,646
4.50%, 08/12/15, SEK	5,000	832
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	55
3.63%, 05/22/15, THB	7,150	232
Turkey Government Bond, 4.00%, 04/29/15, TRY	275	159
Turkey Government International Bond, 6.75%, 05/30/40	150	163
United Kingdom Treasury Bond
3.75%, 09/07/19 - 09/07/21, GBP	1,865	3,411
5.00%, 03/07/25, GBP	400	813
4.50%, 09/07/34, GBP	350	671
4.25%, 12/07/40, GBP	370	688
		61,701
Treasury Inflation Index Securities - 0.4%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,533	1,670
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	2,273	133
		1,803
U.S. Treasury Securities - 6.5%
U.S. Treasury Bond, 4.38%, 02/15/38	2,250	2,702
U.S. Treasury Note
0.75%, 05/31/12	250	250
2.75%, 02/28/13	5,100	5,217
4.25%, 08/15/13 - 11/15/13	5,775	6,103
1.38%, 11/30/15	5,450	5,581
3.50%, 05/15/20	2,000	2,250
3.13%, 05/15/21	1,100	1,197
2.13%, 08/15/21	2,775	2,773
		26,073
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.3%
Federal National Mortgage Association - 3.3%
Federal National Mortgage Association
3.50%, 12/01/25	773	812
3.00%, 04/15/27, TBA (g)	2,250	2,329
5.50%, 11/01/28	1,548	1,690
6.00%, 07/01/38	837	923
4.00%, 02/01/41 - 03/01/41	3,748	3,933
4.50%, 04/15/41, TBA (g)	3,575	3,802
		13,489
Total Government and Agency Obligations (cost $99,446)		103,066
SHORT TERM INVESTMENTS - 10.0%
Investment Company - 4.5%
JNL Money Market Fund, 0.05% (a) (h)	18,313	18,313
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	21,825	21,825
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	373	364
		22,189
Total Short Term Investments (cost $40,512)		40,502
Total Investments - 106.6% (cost $397,727)		430,499
Other Assets and Liabilities, Net - (6.6%)		(26,509)
Total Net Assets - 100.0%		$403,990

JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 94.5%
CONSUMER DISCRETIONARY - 8.5%
Carnival Corp.	103	$3,304
Coach Inc.	27	2,079
Comcast Corp. - Class A	104	3,130
Compagnie Financiere Richemont SA	23	1,439
Discovery Communications Inc. - Class A (c)	23	1,164
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,662
Fast Retailing Co. Ltd.	10	2,386
Gannett Co. Inc.	57	880
Hennes & Mauritz AB - Class B	79	2,859
Home Depot Inc.	43	2,179
Nike Inc. - Class B	16	1,757
Signet Jewelers Ltd.	42	1,976
Swatch Group AG	3	1,174
Swatch Group AG	3	267
Time Warner Cable Inc.	28	2,258
		28,514
CONSUMER STAPLES - 5.0%
Ajinomoto Co. Inc.	117	1,472
Danone SA	25	1,710
Imperial Tobacco Group Plc	111	4,504
Nestle SA	47	2,957
Olam International Ltd. (q)	695	1,306
Pernod-Ricard SA	46	4,820
		16,769
ENERGY - 12.9%
BG Group Plc	344	7,976
Cameco Corp. (e)	44	940
Cenovus Energy Inc.	87	3,142
Chevron Corp.	48	5,137
EnCana Corp.	46	910
Fugro NV	23	1,605
Gazprom OAO - ADR	279	3,415
Halliburton Co.	81	2,695
Oil Search Ltd.	281	2,033
Royal Dutch Shell Plc - Class A	119	4,180
Schlumberger Ltd.	23	1,601
SeaDrill Ltd.	41	1,531
TransCanada Corp. (e)	38	1,632
Tullow Oil Plc	133	3,258
Weatherford International Ltd. (c)	91	1,379
WorleyParsons Ltd.	51	1,510
		42,944
FINANCIALS - 17.8%
ACE Ltd.	22	1,610
AIA Group Ltd.	851	3,123
Allstate Corp.	62	2,028
American Tower Corp.	120	7,575
AON Corp.	45	2,203
Banco Bradesco SA - ADR	91	1,587
Bank of China Ltd. - Class H	5,185	2,093

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Barclays Plc	749	2,821
BB&T Corp.	72	2,251
BlackRock Inc.	8	1,537
BNP Paribas	41	1,958
Bumiputra-Commerce Holdings Bhd	375	941
DBS Group Holdings Ltd.	128	1,447
Goldman Sachs Group Inc.	21	2,574
Grupo Financiero Inbursa SA	379	786
Hana Financial Group Inc.	118	4,457
HSBC Holdings Plc	219	1,944
Industrial & Commercial Bank of China - Class H	3,605	2,326
Intact Financial Corp.	24	1,456
Link Real Estate Investment Trust	1,031	3,834
NYSE Euronext	43	1,293
Progressive Corp.	88	2,045
QBE Insurance Group Ltd.	61	893
Sampo Oyj - Class A	89	2,560
Standard Chartered Plc	67	1,681
Sumitomo Mitsui Financial Group Inc. (e)	69	2,277
		59,300
HEALTH CARE - 11.5%
Allergan Inc.	50	4,724
AMERIGROUP Corp. (c)	32	2,146
Bayer AG	65	4,560
Cerner Corp. (c)	30	2,300
Express Scripts Inc. (c)	30	1,626
Gilead Sciences Inc. (c)	150	7,332
Novo-Nordisk A/S - Class B	17	2,393
Roche Holding AG	17	2,975
Seattle Genetics Inc. (c) (e)	184	3,750
Shire Plc	111	3,558
Sonova Holding AG (c)	18	1,958
Sysmex Corp. (e)	26	1,048
		38,370
INDUSTRIALS - 8.3%
Assa Abloy AB - Class B	101	3,161
Caterpillar Inc.	26	2,791
Cia de Concessoes Rodoviarias	172	1,392
Danaher Corp.	65	3,629
Eaton Corp.	50	2,501
Firstgroup Plc	352	1,336
Jacobs Engineering Group Inc. (c)	25	1,092
Jardine Matheson Holdings Ltd.	39	1,964
Kurita Water Industries Ltd.	42	1,036
Nielsen Holdings NV (c)	46	1,392
Norfolk Southern Corp.	23	1,540
Schneider Electric SA	45	2,919
Sumitomo Corp. (e)	85	1,233
Sumitomo Electric Industries Ltd.	125	1,731
		27,717
INFORMATION TECHNOLOGY - 15.1%
Accenture Plc - Class A	35	2,238
Apple Inc. (c)	14	8,572
ASML Holding NV	21	1,073
ASML Holding NV - NYS	10	496
Asustek Computer Inc.	129	1,220
Broadcom Corp. - Class A	60	2,354
Canon Inc.	29	1,392
First Solar Inc. (c) (e)	22	561
Flextronics International Ltd. (c)	216	1,564
Freescale Semiconductor Holdings I Ltd. (c) (e)	88	1,353
Google Inc. - Class A (c)	4	2,308
Hamamatsu Photonics KK (e)	10	388
Hewlett-Packard Co.	72	1,725
International Business Machines Corp.	9	1,920
Juniper Networks Inc. (c)	54	1,233
Keyence Corp.	8	1,958
KLA-Tencor Corp.	25	1,382
Murata Manufacturing Co. Ltd.	26	1,533
Nintendo Co. Ltd.	6	972
Oracle Corp.	73	2,132
Premier Farnell Plc	326	1,122
QUALCOMM Inc.	47	3,204
Samsung Electronics Co. Ltd.	1	703
Samsung Electronics Co. Ltd. - GDR	6	3,276
Taiwan Semiconductor Manufacturing Co. Ltd.	507	1,458
TDK Corp. (e)	28	1,628
Trend Micro Inc. (e)	36	1,111
Visa Inc. - Class A	12	1,463
		50,339
MATERIALS - 9.1%
Air Products & Chemicals Inc.	18	1,689
Alacer Gold Corp. (c) (e)	118	1,002
Allegheny Technologies Inc.	32	1,330
Anglo American Plc	56	2,107
Cliffs Natural Resources Inc.	33	2,272
Glencore International Plc (e) (q)	191	1,193
Holcim Ltd.	18	1,181
Inmet Mining Corp.	37	2,115
Koninklijke DSM NV	30	1,748
LG Chem Ltd. - GDR (q)	14	2,367
Mondi Plc	169	1,596
Monsanto Co.	11	893
Newcrest Mining Ltd.	56	1,730
Rio Tinto Plc	37	2,077
Syngenta AG	10	3,395
Vale SA - ADR	28	633
Weyerhaeuser Co.	44	971
Xstrata Plc	120	2,063
		30,362
TELECOMMUNICATION SERVICES - 4.7%
Bharti Airtel Ltd.	316	2,095
HKT Ltd. (c) (q)	1,442	1,122
Koninklijke KPN NV	212	2,338
MTN Group Ltd.	81	1,428
SoftBank Corp.	56	1,658
Telstra Corp. Ltd.	1,609	5,481
TELUS Corp. (e)	26	1,502
		15,624
UTILITIES - 1.6%
Hong Kong & China Gas Co. Ltd.	813	2,086
National Grid Plc	151	1,524
PG&E Corp.	38	1,645
		5,255
Total Common Stocks (cost $267,069)		315,194

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 5.6%
JNL Money Market Fund, 0.05% (a) (h)	18,731	18,731

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	19,047	19,047

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	275	268
		19,315
Total Short Term Investments (cost $38,053)		38,046
Total Investments - 105.9% (cost $305,122)		353,240
Other Assets and Liabilities, Net - (5.9%)		(19,729)
Total Net Assets - 100.0%		$333,511

JNL/Capital Guardian U.S. Growth Equity Fund

COMMON STOCKS - 95.3%

CONSUMER DISCRETIONARY - 16.3%
Carnival Corp.	111	$3,555
Coach Inc.	117	9,073
Comcast Corp. - Class A	475	14,240
DreamWorks Animation SKG Inc. - Class A (c) (e)	274	5,061
Gannett Co. Inc.	153	2,338
Home Depot Inc.	50	2,505
Lowe’s Cos. Inc.	102	3,204
Lululemon Athletica Inc. (c) (e)	51	3,816
Michael Kors Holdings Ltd. (c)	106	4,934
Scripps Networks Interactive Inc. - Class A	174	8,467
Signet Jewelers Ltd.	173	8,165
Target Corp.	101	5,860
Tiffany & Co.	121	8,392
Viacom Inc. - Class B	69	3,270
		82,880
CONSUMER STAPLES - 1.8%
PepsiCo Inc.	47	3,125
Philip Morris International Inc.	70	6,212
		9,337
ENERGY - 12.2%
Anadarko Petroleum Corp.	56	4,348
Baker Hughes Inc.	68	2,835
Cenovus Energy Inc.	107	3,828
Cobalt International Energy Inc. (c)	112	3,369
Dril-Quip Inc. (c)	119	7,744
EnCana Corp.	170	3,346
Ensco International Plc - ADR	57	2,996
Halliburton Co.	290	9,629
Noble Energy Inc.	81	7,910
Schlumberger Ltd.	156	10,923
Weatherford International Ltd. (c)	325	4,909
		61,837
FINANCIALS - 8.8%
AFLAC Inc.	123	5,666
American Tower Corp.	161	10,171
BlackRock Inc.	12	2,541
Charles Schwab Corp.	137	1,961
Goldman Sachs Group Inc.	98	12,201
JPMorgan Chase & Co.	99	4,566
Marsh & McLennan Cos. Inc.	64	2,089
Progressive Corp.	237	5,500
		44,695
HEALTH CARE - 15.3%
Allergan Inc.	117	11,175
AMERIGROUP Corp. (c)	108	7,279
Boston Scientific Corp. (c)	327	1,953
Centene Corp. (c)	149	7,311
Cerner Corp. (c)	122	9,322
Express Scripts Inc. (c)	158	8,566
Gilead Sciences Inc. (c)	258	12,598
Human Genome Sciences Inc. (c) (e)	125	1,027
Seattle Genetics Inc. (c) (e)	573	11,678
Shire Plc - ADR	70	6,661
		77,570
INDUSTRIALS - 8.7%
Danaher Corp.	185	10,360
Emerson Electric Co.	60	3,115
FedEx Corp.	22	2,063
Iron Mountain Inc.	170	4,896
Jacobs Engineering Group Inc. (c)	99	4,392
Nielsen Holdings NV (c)	492	14,817
Nielsen Holdings NV (c)	13	380
WW Grainger Inc.	19	4,103
		44,126
INFORMATION TECHNOLOGY - 27.6%
Accenture Plc - Class A	208	13,403
Akamai Technologies Inc. (c)	80	2,940
Apple Inc. (c)	41	24,278
Broadcom Corp. - Class A	233	9,137
eBay Inc. (c)	31	1,136
First Solar Inc. (c) (e)	247	6,177
Flextronics International Ltd. (c)	641	4,633
Google Inc. - Class A (c)	32	20,584
International Business Machines Corp.	15	3,192
Jabil Circuit Inc.	176	4,414
Jack Henry & Associates Inc.	90	3,061
Juniper Networks Inc. (c)	255	5,825
KLA-Tencor Corp.	100	5,447
MasterCard Inc. - Class A	5	2,187
Oracle Corp.	363	10,591
QUALCOMM Inc.	162	10,999
Vantiv Inc. - Class A (c)	159	3,115
Visa Inc. - Class A	77	9,086
		140,205
MATERIALS - 4.6%
Allegheny Technologies Inc.	131	5,410
Cliffs Natural Resources Inc.	37	2,563
Ecolab Inc.	68	4,172
Monsanto Co.	137	10,943
		23,088
Total Common Stocks (cost $404,039)		483,738

SHORT TERM INVESTMENTS - 8.9%
Investment Company - 4.7%
JNL Money Market Fund, 0.05% (a) (h)	23,826	23,826

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	20,514	20,514
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	522	509
		21,023
Total Short Term Investments (cost $44,863)		44,849

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 104.2% (cost $448,902)		528,587
Other Assets and Liabilities, Net - (4.2%)		(21,176)
Total Net Assets - 100.0%		$507,411

JNL/Eagle Core Equity Fund

COMMON STOCKS - 88.6%

CONSUMER DISCRETIONARY - 11.3%
Bed Bath & Beyond Inc. (c)	109	$7,169
Lowe’s Cos. Inc.	358	11,235
Staples Inc.	309	4,997
Walt Disney Co.	202	8,834
		32,235
CONSUMER STAPLES - 9.3%
Coca-Cola Co.	79	5,820
Kraft Foods Inc.	145	5,504
PepsiCo Inc.	70	4,657
Procter & Gamble Co.	79	5,334
Wal-Mart Stores Inc.	86	5,246
		26,561
ENERGY - 10.6%
Apache Corp.	44	4,400
Chevron Corp.	57	6,162
ConocoPhillips	78	5,928
Exxon Mobil Corp.	113	9,788
Schlumberger Ltd.	55	3,848
		30,126
FINANCIALS - 12.6%
Annaly Capital Management Inc. (e)	202	3,191
Capital One Financial Corp.	170	9,489
CME Group Inc.	13	3,851
Invesco Ltd.	284	7,580
MetLife Inc.	185	6,915
SLM Corp.	295	4,644
		35,670
HEALTH CARE - 10.8%
Johnson & Johnson	74	4,874
Pfizer Inc.	481	10,901
St. Jude Medical Inc. (e)	108	4,807
UnitedHealth Group Inc.	170	10,033
		30,615
INDUSTRIALS - 8.5%
Boeing Co.	52	3,889
Republic Services Inc. (e)	134	4,095
Tyco International Ltd.	130	7,320
Union Pacific Corp.	41	4,438
United Technologies Corp.	52	4,318
		24,060
INFORMATION TECHNOLOGY - 22.8%
Activision Blizzard Inc.	516	6,615
Analog Devices Inc.	105	4,241
Apple Inc. (c)	20	12,271
Cisco Systems Inc.	119	2,522
Cognizant Technology Solutions Corp. (c)	70	5,400
EMC Corp. (c)	363	10,854
Google Inc. - Class A (c)	16	10,294
Oracle Corp.	257	7,494
QUALCOMM Inc.	76	5,177
		64,868
TELECOMMUNICATION SERVICES - 1.0%
Sprint Nextel Corp. (c)	1,028	2,930

UTILITIES - 1.7%
Dominion Resources Inc.	93	4,779
Total Common Stocks (cost $212,574)		251,844

INVESTMENT COMPANIES - 1.4%
Materials Select Sector SPDR Fund	106	3,932
Total Investment Companies (cost $3,642)		3,932

SHORT TERM INVESTMENTS - 12.2%
Investment Company - 11.2%
JNL Money Market Fund, 0.05% (a) (h)	31,723	31,723

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	2,933	2,933
Total Short Term Investments (cost $34,656)		34,656
Total Investments - 102.2% (cost $250,872)		290,432
Other Assets and Liabilities, Net - (2.2%)		(6,372)
Total Net Assets - 100.0%		$284,060

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 18.8%
Bally Technologies Inc. (c)	347	$16,213
BJ’s Restaurants Inc. (c)	233	11,728
Chico’s FAS Inc.	464	7,007
Francesca’s Holdings Corp. (c) (e)	218	6,888
Genesco Inc. (c)	493	35,294
GNC Holdings Inc. - Class A	463	16,168
Orient-Express Hotels Ltd. - Class A (c)	662	6,752
Pinnacle Entertainment Inc. (c)	643	7,404
Sally Beauty Holdings Inc. (c)	235	5,824
Shuffle Master Inc. (c)	1,426	25,104
Sotheby’s - Class A	173	6,806
Steven Madden Ltd. (c)	277	11,838
Universal Electronics Inc. (c)	439	8,768
Vitamin Shoppe Inc. (c)	420	18,575
		184,369
CONSUMER STAPLES - 1.2%
The Fresh Market Inc. (c) (e)	258	12,350

ENERGY - 7.7%
Dril-Quip Inc. (c)	120	7,815
Gulfport Energy Corp. (c)	217	6,324
Lufkin Industries Inc.	360	29,057
Oasis Petroleum Inc. (c)	501	15,454
OYO Geospace Corp. (c)	159	16,772
		75,422
FINANCIALS - 5.6%
Cash America International Inc.	319	15,298
Duff & Phelps Corp. - Class A	373	5,797
EZCORP Inc. (c)	183	5,932

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
KKR Financial Holdings LLC (e)	466	4,293
Redwood Trust Inc. (e)	376	4,206
Two Harbors Investment Corp.	495	5,024
UMB Financial Corp.	97	4,335
Validus Holdings Ltd.	320	9,902
		54,787
HEALTH CARE - 22.8%
Air Methods Corp. (c)	95	8,295
Allscripts-Misys Healthcare Solutions Inc. (c)	509	8,450
AMERIGROUP Corp. (c)	133	8,922
ArthroCare Corp. (c)	385	10,337
BioMarin Pharmaceutical Inc. (c)	139	4,750
Bruker Corp. (c)	666	10,204
Catalyst Health Solutions Inc. (c)	199	12,697
Centene Corp. (c)	325	15,891
Cepheid Inc. (c)	272	11,375
Cooper Cos. Inc.	127	10,366
Halozyme Therapeutics Inc. (c)	591	7,542
Icon Plc - ADR (c)	248	5,271
MedAssets Inc. (c)	556	7,320
Onyx Pharmaceuticals Inc. (c)	222	8,377
Parexel International Corp. (c)	299	8,075
Quality Systems Inc.	404	17,647
Salix Pharmaceuticals Ltd. (c)	345	18,103
Seattle Genetics Inc. (c) (e)	237	4,837
Sirona Dental Systems Inc. (c)	267	13,738
Theravance Inc. (c) (e)	252	4,919
Thoratec Corp. (c)	236	7,971
United Therapeutics Corp. (c)	242	11,427
Vivus Inc. (c) (e)	287	6,417
Vocera Communications Inc. (c)	53	1,247
		224,178
INDUSTRIALS - 14.3%
Acacia Research Corp. (c)	241	10,057
Atlas Air Worldwide Holdings Inc. (c)	127	6,269
Colfax Corp. (c)	191	6,737
Geo Group Inc. (c)	587	11,156
Hexcel Corp. (c)	281	6,739
JetBlue Airways Corp. (c)	1,603	7,837
Landstar System Inc.	182	10,493
Meritor Inc. (c)	783	6,318
Northwest Pipe Co. (c)	274	5,829
Polypore International Inc. (c) (e)	99	3,490
Quality Distribution Inc. (c)	399	5,498
Regal-Beloit Corp.	161	10,566
Terex Corp. (c)	229	5,152
Triumph Group Inc.	288	18,025
Twin Disc Inc. (e)	137	3,578
WABCO Holdings Inc. (c)	168	10,163
Waste Connections Inc.	378	12,309
		140,216
INFORMATION TECHNOLOGY - 23.0%
Ansys Inc. (c)	146	9,492
Cavium Inc. (c)	238	7,359
Coherent Inc. (c)	242	14,113
Compuware Corp. (c)	1,227	11,278
Cymer Inc. (c)	159	7,949
DTS Inc. (c)	341	10,319
EZchip Semiconductor Ltd. (c)	205	8,895
Fortinet Inc. (c)	600	16,594
Informatica Corp. (c)	205	10,821
InvenSense Inc. (c) (e)	257	4,653
IPG Photonics Corp. (c)	201	10,464
Monster Worldwide Inc. (c) (e)	1,056	10,297
Nice Systems Ltd. - ADR (c)	382	15,030
OPNET Technologies Inc.	309	8,956
Progress Software Corp. (c)	319	7,536
QLIK Technologies Inc. (c)	402	12,878
Riverbed Technology Inc. (c)	353	9,909
Sapient Corp.	776	9,665
Teradyne Inc. (c)	782	13,212
TIBCO Software Inc. (c)	375	11,452
Universal Display Corp. (c) (e)	228	8,312
Veeco Instruments Inc. (c) (e)	228	6,517
		225,701
MATERIALS - 5.1%
Huntsman Corp.	938	13,143
Intrepid Potash Inc. (c)	236	5,731
Quaker Chemical Corp.	172	6,796
RTI International Metals Inc. (c) (e)	457	10,548
Texas Industries Inc. (e)	156	5,475
Titanium Metals Corp.	655	8,876
		50,569
Total Common Stocks (cost $819,040)		967,592

SHORT TERM INVESTMENTS - 6.7%
Investment Company - 2.1%
JNL Money Market Fund, 0.05% (a) (h)	20,810	20,810

Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	45,075	45,075
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	517	503
		45,578
Total Short Term Investments (cost $66,401)		66,388
Total Investments - 105.2% (cost $885,441)		1,033,980
Other Assets and Liabilities, Net - (5.2%)		(51,414)
Total Net Assets - 100.0%		$982,566

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (66.8%) (a)	45,806	$385,683
JNL/Franklin Templeton Income Fund (27.6%) (a)	36,790	383,716
JNL/Franklin Templeton Mutual Shares Fund (50.8%) (a)	43,114	385,875
Total Investment Companies (cost $1,147,233)		1,155,274
Total Investments - 100.0% (cost $1,147,233)		1,155,274
Other Assets and Liabilities, Net - (0.0%)		(79)
Total Net Assets - 100.0%		$1,155,195

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 13.8%
Comcast Corp. - Class A	13	$377
Comcast Corp. - Special Class A	418	12,335
Compagnie Generale des Etablissements Michelin	71	5,256
Home Depot Inc.	62	3,144
Kingfisher Plc	1,185	5,813
Marks & Spencer Group Plc	242	1,468
Mazda Motor Corp. (c)	1,229	2,177
News Corp. - Class A	497	9,776
Nissan Motor Co. Ltd. (e)	441	4,744
Persimmon Plc	175	1,798
Reed Elsevier NV	180	2,300
Target Corp.	46	2,698
Time Warner Cable Inc.	76	6,222
Time Warner Inc.	102	3,836
Toyota Motor Corp.	148	6,453
USS Co. Ltd. (e)	19	1,957
Viacom Inc. - Class B	113	5,362
Walt Disney Co.	91	3,990
		79,706
CONSUMER STAPLES - 2.2%
CVS Caremark Corp.	152	6,818
Tesco Plc	1,075	5,674
		12,492
ENERGY - 9.7%
Baker Hughes Inc.	165	6,934
BP Plc	857	6,384
Chevron Corp.	51	5,424
ENI SpA	211	4,954
Gazprom OAO - ADR	386	4,717
Halliburton Co.	56	1,861
Noble Corp.	100	3,745
Petroleo Brasileiro SA - ADR (e)	61	1,551
Royal Dutch Shell Plc	3	101
Royal Dutch Shell Plc - Class B	241	8,487
SBM Offshore NV	76	1,546
StatoilHydro ASA	163	4,436
Total SA	116	5,947
		56,087
FINANCIALS - 20.7%
ACE Ltd.	50	3,670
AIA Group Ltd.	888	3,261
American Express Co.	101	5,842
Aviva Plc	1,050	5,575
AXA SA	391	6,486
Bank of America Corp.	205	1,960
Bank of New York Mellon Corp.	68	1,644
BNP Paribas	95	4,531
Cheung Kong Holdings Ltd.	223	2,884
Citigroup Inc.	197	7,195
Credit Agricole SA	724	4,505
Credit Suisse Group AG (c)	195	5,548
DBS Group Holdings Ltd.	322	3,638
HSBC Holdings Plc (e)	540	4,788
ICICI Bank Ltd. - ADR	66	2,318
ING Groep NV (c)	826	6,878
Intesa Sanpaolo SpA	2,859	5,124
JPMorgan Chase & Co.	98	4,486
KB Financial Group Inc. - ADR (c) (e)	94	3,447
Morgan Stanley	268	5,254
Muenchener Rueckversicherungs AG	31	4,734
Nomura Holdings Inc. (e)	584	2,603
RenaissanceRe Holdings Ltd.	37	2,835
Swire Pacific Ltd.	115	1,283
Swire Properties Ltd.	80	199
Swiss Re Ltd. (c)	102	6,528
UBS AG (c)	348	4,876
UniCredit SpA	1,440	7,210
		119,302
HEALTH CARE - 14.0%
Abbott Laboratories	54	3,303
Amgen Inc.	167	11,322
GlaxoSmithKline Plc	371	8,300
Lonza Group AG	25	1,315
Medtronic Inc.	184	7,223
Merck & Co. Inc.	200	7,679
Merck KGaA	43	4,716
Novartis AG	52	2,886
Pfizer Inc.	486	11,022
Quest Diagnostics Inc.	65	3,978
Roche Holding AG	48	8,374
Sanofi-Aventis SA	139	10,780
		80,898
INDUSTRIALS - 11.5%
Adecco SA (c)	23	1,194
Alstom SA	172	6,733
BAE Systems Plc	367	1,762
Carillion Plc	127	606
Citic Pacific Ltd. (e)	356	600
Deutsche Lufthansa AG	443	6,195
Deutsche Post AG	119	2,290
Embraer SA - ADR	42	1,328
FedEx Corp.	49	4,487
General Electric Co.	223	4,468
Hays Plc	629	850
International Consolidated Airlines Group SA (c)	2,209	6,319
ITOCHU Corp.	133	1,452
Koninklijke Philips Electronics NV	334	6,782
Navistar International Corp. (c)	69	2,796
Randstad Holding NV (e)	128	4,819
Rentokil Initial Plc (c)	1,924	2,633
Siemens AG	48	4,875
United Parcel Service Inc. - Class B	79	6,398
		66,587
INFORMATION TECHNOLOGY - 13.9%
Accenture Plc - Class A	48	3,072
Brocade Communications Systems Inc. (c)	449	2,580
Cisco Systems Inc.	498	10,541
Dell Inc. (c)	193	3,208
Flextronics International Ltd. (c)	258	1,866
Hewlett-Packard Co.	159	3,780
Konica Minolta Holdings Inc. (e)	154	1,359
Microsoft Corp.	359	11,577
Nintendo Co. Ltd. (e)	24	3,691
Oracle Corp.	147	4,282
Samsung Electronics Co. Ltd. - GDR (e)	2	1,282
Samsung Electronics Co. Ltd. - GDR (q)	17	9,701
SAP AG	92	6,409
Seagate Technology	55	1,475
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	6,308

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
TE Connectivity Ltd.	95	3,500
Telefonaktiebolaget LM Ericsson - Class B	560	5,797
		80,428
MATERIALS - 3.0%
Akzo Nobel NV	108	6,354
CRH Plc	405	8,289
POSCO - ADR (e)	14	1,164
Vale SA - ADR (e)	59	1,332
		17,139
TELECOMMUNICATION SERVICES - 8.0%
China Mobile Ltd.	293	3,221
China Telecom Corp. Ltd. - ADR (e)	34	1,868
France Telecom SA	262	3,890
Singapore Telecommunications Ltd.	2,869	7,202
Sprint Nextel Corp. (c)	1,744	4,969
Telefonica SA	163	2,669
Telekom Austria AG	160	1,865
Turkcell Iletisim Hizmet A/S - ADR (c)	432	5,439
Vivendi SA	217	3,985
Vodafone Group Plc	4,069	11,224
		46,332
Total Common Stocks (cost $580,393)		558,971

SHORT TERM INVESTMENTS - 6.8%
Investment Company - 3.1%
JNL Money Market Fund, 0.05% (a) (h)	17,844	17,844

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	21,188	21,188
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	118	115
		21,303
Total Short Term Investments (cost $39,150)		39,147
Total Investments - 103.6% (cost $619,544)		598,118
Other Assets and Liabilities, Net - (3.6%)		(20,524)
Total Net Assets - 100.0%		$577,594

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 12.7%

CONSUMER DISCRETIONARY - 3.3%
CCO Holdings LLC, 8.13%, 04/30/20	$600	$666
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	500	450
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20 (r)	300	294
Codere Finance Luxembourg SA, 8.25%, 06/15/15 (q), EUR	400	529
Echostar DBS Corp., 7.13%, 02/01/16	400	443
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,493
9.50%, 03/01/18 (r), EUR	1,000	1,207
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	600	654
Jarden Corp., 6.13%, 11/15/22	400	419
MGM Resorts International, 7.50%, 06/01/16	500	515
Michaels Stores Inc., 7.75%, 11/01/18 (e)	500	533
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	500	475
Petco Animal Supplies Inc., 9.25%, 12/01/18 (r)	400	439
Pinnacle Entertainment Inc., 8.75%, 05/15/20	400	437
Reynolds Group Inc., 9.00%, 04/15/19 (e) (r)	700	689
Univision Communications Inc., 6.88%, 05/15/19 (r)	500	507
Visant Corp., 10.00%, 10/01/17	500	467
		10,217
CONSUMER STAPLES - 0.4%
Del Monte Corp., 7.63%, 02/15/19 (e)	400	398
JBS USA LLC, 8.25%, 02/01/20 (e) (r)	400	411
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	400	411
		1,220
ENERGY - 1.9%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	400	361
Antero Resources Finance Corp., 7.25%, 08/01/19 (r)	400	412
Chaparral Energy Inc., 8.25%, 09/01/21	400	426
Chesapeake Energy Corp., 6.63%, 08/15/20	500	509
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	400	408
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	100	104
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	400	444
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	400	433
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	500	481
Linn Energy LLC, 6.25%, 11/01/19 (e) (r)	500	485
Plains Exploration & Production Co., 6.63%, 05/01/21	400	424
Quicksilver Resources Inc., 9.13%, 08/15/19	500	487
Samson Investment Co., 9.75%, 02/15/20 (r)	400	405
SandRidge Energy Inc., 8.00%, 06/01/18 (e) (r)	500	510
		5,889
FINANCIALS - 3.0%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	400	398
Alfa Bank OJSC, 7.88%, 09/25/17 (r)	4,800	4,951
Ally Financial Inc.
8.00%, 12/31/18	400	425
7.50%, 09/15/20	200	216
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	549
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	100	99
11.50%, 04/01/18 (r)	400	396
CIT Group Inc.
7.00%, 05/02/17 (r)	200	201
6.63%, 04/01/18 (e) (r)	500	542
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	431
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	440
PBF Holding Co. LLC, 8.25%, 02/15/20 (e) (r)	500	510
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	150	155
		9,313
HEALTH CARE - 0.3%
Community Health Systems Inc.
8.88%, 07/15/15	246	255
8.00%, 11/15/19 (e) (q)	300	311
HCA Inc.
7.50%, 02/15/22 (e)	400	426

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
5.88%, 03/15/22 (e)	100	100
		1,092
INDUSTRIALS - 0.8%
CHC Helicopter SA, 9.25%, 10/15/20 (r)	400	397
Emergency Medical Services Corp., 8.13%, 06/01/19	500	514
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	440
RBS Global & Rexnord LLC, 8.50%, 05/01/18	500	536
United Rentals North America Inc., 8.38%, 09/15/20 (e)	600	621
		2,508
INFORMATION TECHNOLOGY - 0.8%
CDW LLC, 8.50%, 04/01/19	500	531
CommScope Inc., 8.25%, 01/15/19 (e) (r)	500	533
First Data Corp., 8.25%, 01/15/21 (r)	400	391
Freescale Semiconductor Inc., 8.05%, 02/01/20 (e)	600	603
SunGard Data Systems Inc., 7.63%, 11/15/20 (e)	400	427
		2,485
MATERIALS - 0.7%
Cemex SAB de CV, 9.00%, 01/11/18 (r)	600	566
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	200	198
6.88%, 02/01/18 (r)	400	400
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	600	567
Novelis Inc., 8.75%, 12/15/20	400	438
		2,169
TELECOMMUNICATION SERVICES - 1.1%
Cricket Communications Inc., 7.75%, 10/15/20	600	589
Digicel Group Ltd., 8.88%, 01/15/15 (r)	400	407
Frontier Communications Corp.
8.50%, 04/15/20	100	105
8.75%, 04/15/22	400	422
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	700	736
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	500	549
7.00%, 03/01/20 (e) (r)	100	102
West Corp., 7.88%, 01/15/19	400	426
		3,336
UTILITIES - 0.4%
Calpine Corp.
7.88%, 01/15/23 (r)	500	540
7.88%, 01/15/23 (q)	100	108
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (r)	700	457
		1,105
Total Corporate Bonds and Notes (cost $37,492)		39,334

GOVERNMENT AND AGENCY OBLIGATIONS - 73.6%

GOVERNMENT SECURITIES - 73.6%
Sovereign - 73.6%
Bank Negara Malaysia Monetary Notes, 0.00%, 09/27/12 (j), MYR	49,200	15,832
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,491
14.99%, 02/23/15, GHS	5,520	3,087
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	18,019
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	5,559
5.75%, 06/11/18, EUR	5,500	6,342
Iceland Government International Bond, 4.88%, 06/16/16 (r)	4,700	4,716
Ireland Government Bond
5.90%, 10/18/19, EUR	214	270
4.50%, 04/18/20, EUR	1,325	1,520
5.00%, 10/18/20, EUR	1,244	1,458
5.40%, 03/13/25, EUR	12,319	14,184
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,895
Korea Monetary Stabilization Bond, 3.90%, 08/02/13, KRW	10,750,000	9,524
Korean Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	14,194
3.00%, 12/10/13, KRW	16,300,000	14,264
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	2,300	2,461
Malaysia Government Bond
3.70%, 02/25/13, MYR	47,300	15,529
3.21%, 05/31/13, MYR	8,300	2,714
3.46%, 07/31/13, MYR	10,400	3,412
Mexican Bonos, 9.00%, 06/20/13, MXN	175,000	14,373
Mexican Udibonos, 5.00%, 06/16/16, MXN	1,190	105
Philippine Government Bond
6.25%, 01/27/14, PHP	242,200	5,952
7.00%, 01/27/16, PHP	2,100	54
9.13%, 09/04/16, PHP	1,120	31
Poland Government Treasury International Bond	32,000	10,360
0.00%, 07/25/13 (j), PLN	35,000	10,631
5.00%, 10/24/13, PLN	32,000	10,360
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (r)	4,500	4,572
Republic of Serbia
10.00%, 03/01/15, RSD	47,900	521
7.25%, 09/28/21 (r)	4,800	5,052
Serbia Treasury Bonds, 10.00%, 03/01/15, RSD	56,100	610
Singapore Government Bond, 1.63%, 04/01/13, SGD	3,000	2,421
Sweden Government Bond
5.50%, 10/08/12, SEK	11,645	1,796
1.50%, 08/30/13, SEK	19,010	2,887
Ukraine Government International Bond, 7.95%, 02/23/21 (r)	7,900	6,794
United Kingdom Treasury Bond, 5.25%, 06/07/12, GBP	3,000	4,840
Uruguay Government International Bond, 4.38%, 12/15/28, UYU	57,000	3,193
Uruguay Notas del Tesoro
10.50%, 03/21/15 (f), UYU	94,230	4,868
4.00%, 06/10/20 - 05/25/25, UYU	43,466	2,384
Total Government and Agency Obligations (cost $219,909)		228,915

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (e) (r) (u)	600	591
Total Other Equity Interests (cost $557)		591

SHORT TERM INVESTMENTS - 13.5%
Investment Company - 10.6%
JNL Money Market Fund, 0.05% (a) (h)	32,818	32,818

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	8,785	8,785
Treasury Securities - 0.1%
Serbia Treasury Bill, 0.13%, 03/13/14, RSD	28,100	264
Total Short Term Investments (cost $41,866)		41,867
Total Investments - 100.0% (cost $299,824)		310,707
Other Assets and Liabilities, Net - 0.0% (o)		137
Total Net Assets - 100.0%		$310,844

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 32.0%

CONSUMER DISCRETIONARY - 0.8%
Comcast Corp. - Class A	150	$4,502
Dex One Corp. (c) (e)	106	151
Target Corp.	100	5,844
		10,497
CONSUMER STAPLES - 0.8%
Diageo Plc	150	3,611
PepsiCo Inc.	110	7,279
		10,890
ENERGY - 5.8%
Alpha Natural Resources Inc. (c)	25	380
Baker Hughes Inc.	50	2,097
BP Plc - ADR	260	11,700
Callon Petroleum Co. (c)	75	472
Canadian Oil Sands Ltd.	563	11,884
Chesapeake Energy Corp.	90	2,085
Chevron Corp.	30	3,217
ConocoPhillips	200	15,202
Exxon Mobil Corp.	220	19,081
Royal Dutch Shell Plc - ADR	120	8,416
Spectra Energy Corp.	140	4,405
Weatherford International Ltd. (c)	125	1,886
		80,825
FINANCIALS - 5.0%
Banco Santander SA (e)	265	2,035
Bank of America Corp.	900	8,613
Barclays Plc	500	1,884
CIT Group Inc. (c)	89	3,654
Citigroup Inc.	100	3,655
Federal National Mortgage Association (c) (e)	165	49
HSBC Holdings Plc	750	6,662
JPMorgan Chase & Co.	300	13,794
M&T Bank Corp.	60	5,213
QBE Insurance Group Ltd. (e)	200	2,935
Wells Fargo & Co.	556	18,978
Westfield Retail Trust (e)	813	2,177
		69,649
HEALTH CARE - 5.2%
Johnson & Johnson	225	14,841
Merck & Co. Inc.	607	23,301
Pfizer Inc.	500	11,330
Roche Holding AG	130	22,624
		72,096
INDUSTRIALS - 1.4%
Boeing Co.	35	2,603
Caterpillar Inc.	13	1,406
General Electric Co.	733	14,715
		18,724
INFORMATION TECHNOLOGY - 1.2%
Cisco Systems Inc.	100	2,115
Corning Inc.	100	1,408
Intel Corp.	400	11,244
Xerox Corp.	300	2,424
		17,191
MATERIALS - 0.9%
AngloGold Ashanti Ltd. - ADR	60	2,215
Barrick Gold Corp.	150	6,522
LyondellBasell Industries NV	75	3,274
Nucor Corp.	20	859
		12,870
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	370	11,543
CenturyLink Inc.	70	2,706
France Telecom SA	83	1,225
Frontier Communications Corp. (e)	100	417
SK Telecom Co. Ltd. - ADR	79	1,097
Telstra Corp. Ltd.	900	3,065
Vivendi SA	55	1,002
Vodafone Group Plc	3,000	8,275
		29,330
UTILITIES - 8.8%
AGL Resources Inc.	100	3,922
American Electric Power Co. Inc.	170	6,559
Dominion Resources Inc.	109	5,602
Duke Energy Corp.	400	8,404
Dynegy Inc. (c)	260	146
Entergy Corp.	120	8,064
Exelon Corp.	219	8,587
FirstEnergy Corp.	75	3,419
NextEra Energy Inc.	170	10,384
PG&E Corp.	300	13,023
Pinnacle West Capital Corp.	100	4,790
PPL Corp.	160	4,522
Progress Energy Inc.	200	10,622
Public Service Enterprise Group Inc.	250	7,652
Sempra Energy	150	8,994
Southern Co.	180	8,087
TECO Energy Inc.	200	3,510
Xcel Energy Inc.	250	6,617
		122,904
Total Common Stocks (cost $427,921)		444,976

PREFERRED STOCKS - 4.2%

CONSUMER DISCRETIONARY - 0.2%
General Motors Co., Convertible Preferred, 4.75%	55	2,302

ENERGY - 0.9%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,579
Chesapeake Energy Corp., 8.50% (r)	100	2,342
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	6,094
		13,015

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 2.7%
Ally Financial Inc., 7.00% (m) (r)	2	1,538
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	11,619
Citigroup Inc., Convertible Preferred, 7.50%	60	6,212
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	258
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 05/16/11) (c) (d) (m)	—	145
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	95
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	139
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	65	90
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,554
MetLife Inc., 5.00%	66	4,667
UBS AG Equity Linked Note (Newmont Mining Corp.), 8.00% (r)	50	2,646
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	9,492
		38,455
HEALTH CARE - 0.1%
Tenet Healthcare Corp., 7.00%	2	1,750

MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00%	55	2,368

UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	1,006
Total Preferred Stocks (cost $71,043)		58,896

WARRANTS - 0.1%
Charter Communications Inc. (c)	30	638
General Motors Co. (c)	9	154
General Motors Co. (c)	9	104
Total Warrants (cost $1,159)		896

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.5%
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/13 (i) (r)	$7,091	6,630
Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,589)		6,630

CORPORATE BONDS AND NOTES - 51.8%
CONSUMER DISCRETIONARY - 9.9%
Academy Ltd., 9.25%, 08/01/19 (e) (r)	1,800	1,847
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,089
7.75%, 04/15/18	3,000	3,135
8.00%, 04/15/20 (e)	3,000	3,172
Caesars Operating Escrow LLC, 8.50%, 02/15/20 (e) (r)	3,000	3,052
CCH II LLC, 13.50%, 11/30/16	5,134	5,852
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,797
6.50%, 04/30/21 (e)	3,000	3,105
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,684
Chrysler Group LLC
8.00%, 06/15/19 (e)	4,500	4,522
8.25%, 06/15/21 (e)	6,400	6,464
Chrysler Group LLC Term Loan B, 6.50%, 05/24/17 (i)	7,363	7,473
CityCenter Holdings LLC
7.63%, 01/15/16 (e)	2,000	2,110
10.75%, 01/15/17 (e)	2,233	2,473
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	755
9.00%, 03/01/21 (e)	16,000	14,400
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	1,600	1,754
7.63%, 03/15/20 (r)	625	603
7.63%, 03/15/20 (r)	4,375	4,287
ClubCorp Club Operations Inc., 10.00%, 12/01/18	5,000	5,225
ClubCorp Club Operations Inc. Term Loan B, 6.23%, 11/23/16 (i)	4,950	4,975
CSC Holdings LLC, 6.75%, 11/15/21 (r)	8,000	8,330
Cumulus Media Inc., 7.75%, 05/01/19 (e) (r)	1,900	1,796
Dynacast International LLC, 9.25%, 07/15/19 (r)	3,500	3,657
Goodyear Tire & Rubber Co.
8.25%, 08/15/20 (e)	2,300	2,444
7.00%, 05/15/22 (e)	3,000	2,917
Harrah’s Operating Co. Inc., 11.25%, 06/01/17	750	818
KB Home
5.75%, 02/01/14 (e)	2,000	2,000
6.25%, 06/15/15	1,300	1,274
MGM Resorts International
6.75%, 04/01/13 (e)	2,900	2,991
10.00%, 11/01/16 (e)	3,000	3,360
8.63%, 02/01/19 (e) (r)	2,200	2,360
Reynolds Group Issuer Inc., 8.50%, 02/15/21 (r)	600	564
Shea Homes LP, 8.63%, 05/15/19 (r)	3,900	4,056
Unitymedia GmbH
8.13%, 12/01/17 (r)	2,100	2,268
8.13%, 12/01/17 (r), EUR	2,750	3,888
9.63%, 12/01/19 (r), EUR	1,500	2,191
Univision Communications Inc., 6.88%, 05/15/19 (r)	5,000	5,069
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,389
		137,146
CONSUMER STAPLES - 1.3%
Dean Foods Co., 9.75%, 12/15/18 (e)	1,900	2,102
JBS USA LLC
11.63%, 05/01/14 (e)	1,000	1,165
8.25%, 02/01/20 (e) (r)	1,700	1,747
7.25%, 06/01/21 (e) (r)	3,500	3,386
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (r)	1,400	1,505
9.88%, 08/15/19 (r)	1,000	1,022
9.88%, 08/15/19 (e) (r)	3,100	3,170
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,714
		18,811
ENERGY - 6.4%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	1,700	1,534

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Antero Resources Finance Corp.
9.38%, 12/01/17 (e)	2,000	2,165
7.25%, 08/01/19 (r)	1,300	1,339
Arch Coal Inc., 7.25%, 06/15/21 (e) (r)	5,600	5,166
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e)	2,500	1,825
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,413
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,260
6.88%, 08/15/18 (e)	1,600	1,648
7.25%, 12/15/18 (e)	5,000	5,337
6.78%, 03/15/19 (e)	5,000	4,963
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,080
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (r)	1,500	1,500
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,672
El Paso Corp., 7.75%, 01/15/32	1,000	1,139
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17	3,500	3,789
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,115
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	3,500	3,369
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,556
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	3,000	3,117
Peabody Energy Corp., 6.25%, 11/15/21 (r)	1,500	1,470
PetroBakken Energy Ltd., 8.63%, 02/01/20 (e) (r)	1,700	1,772
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,424
7.50%, 11/30/16 (e)	2,500	2,681
Samson Investment Co., 9.75%, 02/15/20 (r)	4,400	4,455
SandRidge Energy Inc.
4.09%, 04/01/14 (i)	2,000	1,990
9.88%, 05/15/16 (e)	2,600	2,821
8.00%, 06/01/18 (e) (r)	2,500	2,550
8.75%, 01/15/20	2,000	2,070
7.50%, 03/15/21 (e)	4,400	4,334
SESI LLC, 6.88%, 06/01/14	1,370	1,373
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	332	66
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,345
		89,338
FINANCIALS - 9.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,184
Ally Financial Inc.
6.25%, 12/01/17 (e)	1,500	1,545
8.00%, 03/15/20 (e)	3,500	3,894
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (m)	1,000	1,030
Boparan Holdings Ltd.
9.75%, 04/30/18 (r), EUR	1,400	1,923
9.88%, 04/30/18 (r), GBP	1,500	2,447
CEVA Group Plc
8.38%, 12/01/17 (e) (r)	3,400	3,366
11.50%, 04/01/18 (r)	3,600	3,564
12.75%, 03/31/20 (e) (r)	2,500	2,325
CIT Group Inc.
7.00%, 05/04/15 (e) (r)	12,000	12,014
7.00%, 05/02/16 (e) (r)	21,500	21,554
7.00%, 05/02/17 (e) (r)	16,600	16,641
Ford Motor Credit Co. LLC, 12.00%, 05/15/15	2,600	3,211
Forest City Enterprises Inc., 4.25%, 08/15/18 (r)	2,500	2,528
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,225
8.88%, 09/01/17	4,700	5,241
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,978
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	12,598
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,344
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	1,995
Morgan Stanley, 5.50%, 01/26/20	5,000	4,876
Petroplus Finance Ltd.
6.75%, 05/01/14 (c) (d) (e) (r)	3,500	1,348
7.00%, 05/01/17 (c) (d) (r)	3,400	1,309
9.38%, 09/15/19 (c) (d) (r)	2,000	770
SuperMedia Inc. Term Loan, 5.26%, 12/31/15 (i)	630	340
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	5,100
UPCB Finance V Ltd., 7.25%, 11/15/21 (e) (r)	5,000	5,287
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	2,400	2,478
		134,115
HEALTH CARE - 3.5%
Community Health Systems Inc., 8.88%, 07/15/15	1,479	1,533
Grifols Inc., 8.25%, 02/01/18	1,400	1,516
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,583
6.50%, 02/15/16 (e)	1,500	1,597
8.50%, 04/15/19 (e)	6,000	6,667
6.50%, 02/15/20	4,300	4,515
7.50%, 02/15/22 (e)	4,100	4,366
Health Management Associates Inc., 7.38%, 01/15/20 (e) (r)	1,400	1,428
Kinetic Concepts Inc., 12.50%, 11/01/19 (r)	5,000	4,700
Kinetic Concepts Inc. Term Loan, 7.00%, 05/04/18 (i)	4,000	4,074
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,550
10.00%, 05/01/18 (e)	3,500	4,007
8.00%, 08/01/20 (e)	2,600	2,678
Vanguard Health Holding Co. II Inc., 7.75%, 02/01/19 (e)	1,100	1,095
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e)	3,700	3,774
		49,083
INDUSTRIALS - 2.7%
American Airlines Inc., 7.50%, 03/15/16 (c) (d) (r)	8,300	7,325
Ceridian Corp., 11.25%, 11/15/15 (e)	3,000	2,707
CHC Helicopter SA, 9.25%, 10/15/20 (e) (r)	3,500	3,474
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,139
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,105
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,350
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,590
8.50%, 05/01/18 (e)	4,500	4,826
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,070
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	6,831
UR Financing Escrow Corp., 7.63%, 04/15/22 (r)	4,000	4,110
		37,527

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 8.3%
CDW LLC
12.54%, 10/12/17 (e)	2,000	2,173
8.50%, 04/01/19	9,500	10,094
First Data Corp.
9.88%, 09/24/15 (e)	750	754
10.55%, 09/24/15	6,500	6,597
11.25%, 03/31/16 (e)	15,000	13,575
8.25%, 01/15/21 (e) (r)	10,914	10,668
12.63%, 01/15/21 (e)	11,000	11,027
8.75%, 01/15/22 (r)	3,198	3,086
First Data Corp. Extended Term Loan, 4.94%, 03/24/18 (i)	4,123	3,754
First Data Corp. Term Loan B-1, 3.05%, 09/24/14 (i)	3,336	3,211
First Data Corp. Term Loan B-3, 6.04%, 09/24/14 (i)	313	301
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,132
10.13%, 03/15/18 (e) (r)	4,420	4,928
9.25%, 04/15/18 (r)	4,000	4,380
8.05%, 02/01/20 (e)	10,000	10,050
10.75%, 08/01/20 (e)	7,786	8,740
Sanmina-SCI Corp.
8.13%, 03/01/16 (e)	1,500	1,539
7.00%, 05/15/19 (e) (r)	3,500	3,570
Sophia Holding LP Term Loan, 6.50%, 07/31/18 (i)	2,500	2,536
SRA International Inc. Term Loan, 7.29%, 07/07/18 (i)	4,543	4,524
Sterling Merger Inc., 11.00%, 10/01/19 (r)	900	950
SunGard Data Systems Inc.
10.63%, 05/15/15	2,500	2,633
7.63%, 11/15/20 (e)	2,000	2,135
Viasat Inc., 6.88%, 06/15/20 (r)	2,500	2,563
		114,920
MATERIALS - 3.1%
Berry Plastics Corp., 9.75%, 01/15/21 (e)	1,000	1,092
Cemex SAB de CV
3.25%, 03/15/16	3,625	3,417
9.00%, 01/11/18 (e) (r)	6,000	5,655
3.75%, 03/15/18 (e)	2,125	2,003
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,142
6.88%, 02/01/18 (e) (r)	2,500	2,500
8.25%, 11/01/19 (e) (r)	2,750	2,887
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	3,105
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	999
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,700	1,798
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	3,836
Kerling Plc, 10.63%, 01/28/17 (r), EUR	3,600	4,777
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	4,855
Vulcan Materials Co., 7.50%, 06/15/21	3,400	3,765
		42,831
TELECOMMUNICATION SERVICES - 2.4%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,386
Frontier Communications Corp., 8.50%, 04/15/20 (e)	900	947
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	3,000	3,154
Sprint Nextel Corp.
9.13%, 03/01/17 (e) (r)	3,300	3,284
8.38%, 08/15/17	90	87
9.00%, 11/15/18 (r)	7,500	8,231
11.50%, 11/15/21 (e) (r)	7,500	8,063
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	1,700	2,909
		33,061
UTILITIES - 4.6%
Calpine Corp.
7.25%, 10/15/17 (e) (r)	1,000	1,060
7.88%, 07/31/20 (e) (r)	800	870
7.50%, 02/15/21 (r)	5,475	5,845
7.88%, 01/15/23 (r)	3,000	3,240
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	7,260
8.38%, 05/01/16 (c) (d)	4,750	3,159
7.75%, 06/01/19 (c) (d)	3,500	2,301
Dynegy Inc. Term Loan
9.78%, 08/04/16 (i)	1,047	1,093
10.00%, 08/04/16 (i)	1,945	1,985
GenOn Energy Inc.
7.63%, 06/15/14 (e)	1,500	1,511
7.88%, 06/15/17 (e)	5,000	4,363
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	4,868
11.50%, 10/01/20 (e) (r)	4,500	2,936
15.00%, 04/01/21 (e)	15,255	5,644
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	17,801
		63,936
Total Corporate Bonds and Notes (cost $736,651)		720,768

GOVERNMENT AND AGENCY OBLIGATIONS - 0.3%
GOVERNMENT SECURITIES - 0.3%
Municipals - 0.3%
State of California
7.95%, 03/01/36	805	933
7.60%, 11/01/40	2,180	2,857
Total Government and Agency Obligations (cost $3,004)		3,790

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	34
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	17
Total Other Equity Interests (cost $14)		51

SHORT TERM INVESTMENTS - 29.4%
Investment Company - 10.3%
JNL Money Market Fund, 0.05% (a) (h)	143,435	143,435

Securities Lending Collateral - 19.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	265,580	265,580
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	758	739
		266,318
Total Short Term Investments (cost $409,773)		409,753

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 118.3% (cost $1,656,154)		1,645,760
Other Assets and Liabilities, Net - (18.3%)		(254,676)
Total Net Assets - 100.0%		$1,391,084

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 92.8%
CONSUMER DISCRETIONARY - 21.4%
Asatsu-DK Inc.	307	$8,866
Beneteau SA (e)	646	7,846
Carpetright Plc (c) (e)	1,176	12,894
Dignity Plc	329	4,275
Headlam Group Plc	1,227	5,809
JUMBO SA (c)	1,356	6,626
Sankyo Co. Ltd.	171	8,405
		54,721
CONSUMER STAPLES - 16.0%
Aderans Holdings Co. Ltd. (c) (e)	543	6,197
Binggrae Co. Ltd.	138	6,909
C&C Group Plc	1,988	10,233
McBride Plc (c)	3,331	6,553
Sligro Food Group NV	256	8,324
Thai Beverage PCL	10,316	2,667
		40,883
FINANCIALS - 17.7%
ARA Asset Management Ltd.	3,249	3,957
Arch Capital Group Ltd. (c)	197	7,336
Daibiru Corp. (e)	1,062	8,025
Fairfax Financial Holdings Ltd.	17	6,740
RHJ International (c)	1,809	10,687
Savills Plc	1,429	8,634
		45,379
INDUSTRIALS - 33.8%
DCC Plc	283	7,000
De La Rue Plc	614	8,838
Experian Plc	611	9,538
Flughafen Wien AG (e)	76	2,963
Grafton Group Plc	2,104	8,755
HomeServe Plc	1,767	6,601
Irish Continental Group Plc	222	4,687
Keller Group Plc	251	1,773
Nexans SA	107	7,209
Prysmian SPA	497	8,743
QinetiQ Group Plc	2,688	6,848
Spirax-Sarco Engineering Plc	113	3,789
Uponor Oyj (e)	586	6,736
Zardoya Otis SA (e)	241	3,126
		86,606
INFORMATION TECHNOLOGY - 3.9%
Neopost SA (e)	117	7,538
Rotork Plc	76	2,490
		10,028
Total Common Stocks (cost $238,024)		237,617

SHORT TERM INVESTMENTS - 15.6%
Investment Company - 7.4%
JNL Money Market Fund, 0.05% (a) (h)	18,888	18,888

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	20,829	20,829
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	81	79
		20,908
Total Short Term Investments (cost $39,798)		39,796
Total Investments - 108.4% (cost $277,822)		277,413
Other Assets and Liabilities, Net - (8.4%)		(21,524)
Total Net Assets - 100.0%		$255,889

JNL/Franklin Templeton Mutual Shares Fund (t)
COMMON STOCKS - 89.1%
CONSUMER DISCRETIONARY - 8.9%
British Sky Broadcasting Group Plc	543	$5,873
Cerberus Capital Management LP I (c) (f) (q)	1,779	214
Cerberus Capital Management LP II (c) (f) (q)	1,779	213
Cerberus Capital Management LP III (c) (f) (q)	889	107
Comcast Corp. - Special Class A	43	1,277
General Motors Co. (c)	252	6,473
Harrah’s Investment LP (c) (f) (q)	39	4
Kohl’s Corp.	101	5,050
Mattel Inc.	152	5,112
News Corp.	223	4,446
News Corp. - Class A	315	6,202
Reed Elsevier Plc	321	2,841
Stanley Black & Decker Inc.	73	5,597
Time Warner Cable Inc.	156	12,732
Viacom Inc.	238	11,307
		67,448
CONSUMER STAPLES - 20.2%
Altria Group Inc.	414	12,766
British American Tobacco Plc	430	21,646
Coca-Cola Enterprises Inc.	157	4,494
CVS Caremark Corp.	409	18,302
Dr. Pepper Snapple Group Inc.	188	7,565
General Mills Inc.	194	7,650
Imperial Tobacco Group Plc	322	13,057
Kraft Foods Inc. - Class A	438	16,657
Kroger Co.	419	10,152
Lorillard Inc.	57	7,349
PepsiCo Inc.	90	5,972
Pernod-Ricard SA	105	11,026
Philip Morris International Inc.	72	6,394
Reynolds American Inc.	103	4,262
Wal-Mart Stores Inc.	95	5,844
		153,136
ENERGY - 10.6%
Apache Corp.	98	9,867
Baker Hughes Inc.	119	4,996
BP Plc	611	4,552
Consol Energy Inc.	100	3,403
El Paso Corp.	27	811
Ensco International Plc - ADR	64	3,404
Exterran Holdings Inc. (c)	34	448
Marathon Oil Corp.	456	14,458

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Marathon Petroleum Corp.	132	5,736
Murphy Oil Corp.	96	5,385
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (q)	402	—
Royal Dutch Shell Plc	356	12,466
Transocean Ltd.	160	8,741
Williams Cos. Inc.	172	5,294
WPX Energy Inc. (c)	64	1,144
		80,705
FINANCIALS - 13.0%
ACE Ltd.	145	10,610
Alexander’s Inc.	8	3,150
Alleghany Corp. (c)	9	3,122
American International Group Inc. (c)	303	9,333
Bond Street Holding LLC (c) (f)	41	782
Canary Wharf Group Plc (c) (f)	405	1,468
CIT Group Inc. (c)	57	2,364
Citigroup Inc.	177	6,455
CNO Financial Group Inc. (c)	97	755
Deutsche Boerse AG	61	4,089
Forestar Group Inc. (c)	60	919
Guaranty Bancorp (c)	49	97
KB Financial Group Inc.	58	2,139
MetLife Inc.	145	5,431
Morgan Stanley	416	8,176
NYSE Euronext	124	3,735
PNC Financial Services Group Inc.	202	13,002
UBS AG (c)	309	4,330
Wells Fargo & Co.	165	5,630
White Mountains Insurance Group Ltd. (e)	17	8,597
Zurich Financial Services AG	18	4,949
		99,133
HEALTH CARE - 13.4%
Amgen Inc.	145	9,870
Boston Scientific Corp. (c)	865	5,172
CIGNA Corp.	108	5,324
Community Health Systems Inc. (c)	60	1,330
Coventry Health Care Inc. (c)	168	5,980
Eli Lilly & Co.	228	9,194
Hospira Inc. (c)	102	3,827
Medtronic Inc.	287	11,229
Merck & Co. Inc.	513	19,683
Pfizer Inc.	691	15,660
Tenet Healthcare Corp. (c)	787	4,176
Teva Pharmaceutical Industries Ltd. - ADR	106	4,797
UnitedHealth Group Inc.	98	5,771
		102,013
INDUSTRIALS - 5.2%
A P Moller - Maersk A/S - Class B	1	8,452
Federal Signal Corp. (c)	96	531
GenCorp Inc. (c) (e)	59	417
Goodrich Corp.	33	4,120
Huntington Ingalls Industries Inc. (c)	118	4,756
Orkla ASA	9	75
Oshkosh Corp. (c)	158	3,649
Owens Corning Inc. (c)	204	7,367
Raytheon Co.	166	8,737
TNT NV	157	973
TNT NV	31	382
		39,459
INFORMATION TECHNOLOGY - 8.8%
Cisco Systems Inc.	521	11,022
Google Inc. - Class A (c)	10	6,440
Microsoft Corp.	574	18,504
Motorola Mobility Holdings Inc. (c)	95	3,720
Nintendo Co. Ltd. (e)	16	2,400
Symantec Corp. (c)	368	6,874
TE Connectivity Ltd.	210	7,724
Xerox Corp.	1,274	10,296
		66,980
MATERIALS - 3.9%
Domtar Corp.	33	3,162
International Paper Co.	339	11,893
Linde AG	30	5,406
MeadWestvaco Corp.	117	3,685
ThyssenKrupp AG	213	5,300
		29,446
TELECOMMUNICATION SERVICES - 1.9%
Cable & Wireless Communications Plc	1,465	758
Vodafone Group Plc	4,856	13,394
		14,152
UTILITIES - 3.2%
E.ON AG	278	6,652
Entergy Corp.	50	3,384
Exelon Corp.	163	6,402
GDF Suez	143	3,687
NRG Energy Inc. (c)	260	4,080
		24,205
Total Common Stocks (cost $616,654)		676,677

CORPORATE BONDS AND NOTES - 3.6%
CONSUMER DISCRETIONARY - 1.3%
Clear Channel Communications Inc.
11.00%, 08/01/16	$1,353	1,001
9.00%, 03/01/21	373	336
Clear Channel Communications Inc. Delayed Draw Term Loan, 6.51%, 01/29/16 (i)	631	498
Clear Channel Communications Inc. Term Loan B, 6.27%, 01/29/16 (i)	3,881	3,138
Clear Channel Communications Inc. Term Loan C, 6.98%, 01/29/16 (i)	731	570
Hilton Worldwide Inc. Term Loan, 3.50%, 11/12/12 (i)	225	202
Hilton Worldwide Inc. Term Loan E, 3.79%, 11/12/15 (i)	288	256
Hilton Worldwide Inc. Term Loan F, 4.00%, 11/12/15 (i)	720	634
Hilton Worldwide Inc. Term Loan G, 4.25%, 11/12/15 (i)	1,296	1,127
Tribune Co. Term Loan
0.00%, 06/04/14 (c) (d)	2,280	1,497
0.00%, 06/04/14 (c) (d)	357	232
		9,491
CONSUMER STAPLES - 0.1%
Rite Aid Corp., 9.38%, 12/15/15	882	906

FINANCIALS - 1.2%
Capmark Financial Group Inc., 9.00%, 09/30/15 (i)	817	824
iStar Financial Inc.
5.25%, 03/19/16 (i)	152	150
7.00%, 03/19/17 (i)	457	457
iStar Financial Inc. Convertible Bond, 0.97%, 10/01/12 (i)	2,390	2,342
iStar Financial Inc. Term Loan
5.00%, 06/28/13 (i)	305	304

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
7.00%, 06/30/14 (i)	250	249
Realogy Corp.
11.50%, 04/15/17	475	448
7.88%, 02/15/19	519	519
9.00%, 01/15/20	199	205
Realogy Corp. Extended Revolver, 3.48%, 04/10/16 (i)	483	406
Realogy Corp. First Lien Term Loan, 4.52%, 10/10/16 (i)	2,750	2,562
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	571	586
Realogy Corp. Term Loan, 4.25%, 10/10/13 (i)	247	233
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—
		9,285
UTILITIES - 1.0%
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22	718	734
NRG Energy Inc., 7.38%, 01/15/17	1,160	1,206
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	1,294	296
11.50%, 10/01/20	4,182	2,729
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	2,875
		7,840
Total Corporate Bonds and Notes (cost $30,930)		27,522

SHORT TERM INVESTMENTS - 7.1%
Investment Company - 6.7%
JNL Money Market Fund, 0.05% (a) (h)	50,773	50,773

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	2,541	2,541
Total Short Term Investments (cost $53,314)		53,314
Total Investments - 99.8% (cost $700,898)		757,513
Other Assets and Liabilities, Net - 0.2%		1,787
Total Net Assets - 100.0%		$759,300

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 19.1%
Autoliv Inc.	55	$3,688
Brown Shoe Co. Inc. (e)	377	3,477
Brunswick Corp.	165	4,259
Cato Corp. - Class A	148	4,102
Christopher & Banks Corp.	125	233
Drew Industries Inc. (c)	87	2,373
Ethan Allen Interiors Inc.	55	1,398
Fred’s Inc. - Class A	149	2,170
GameStop Corp. (c) (e)	262	5,718
Gentex Corp.	260	6,370
Group 1 Automotive Inc. (e)	137	7,678
Hillenbrand Inc.	234	5,359
Hooker Furniture Corp.	40	542
La-Z-Boy Inc. (c)	417	6,238
M/I Homes Inc. (c)	158	1,957
Maidenform Brands Inc. (c)	92	2,066
MDC Holdings Inc. (e)	77	1,991
Men’s Wearhouse Inc.	181	6,998
Pier 1 Imports Inc. (c)	169	3,072
Regis Corp.	354	6,524
Saks Inc. (c) (e)	211	2,453
Thor Industries Inc.	286	9,010
West Marine Inc. (c)	155	1,857
Winnebago Industries Inc. (c) (e)	119	1,167
		90,700
CONSUMER STAPLES - 0.8%
Lancaster Colony Corp.	59	3,888

ENERGY - 10.6%
Arch Coal Inc.	23	246
Atwood Oceanics Inc. (c)	158	7,102
Bristow Group Inc.	183	8,754
Helix Energy Solutions Group Inc. (c)	290	5,164
Oil States International Inc. (c)	77	6,034
Overseas Shipholding Group Inc. (e)	117	1,474
Rowan Cos. Inc. (c)	140	4,613
Teekay Corp.	95	3,288
Tidewater Inc.	150	8,092
Unit Corp. (c)	129	5,520
		50,287
FINANCIALS - 12.8%
Arthur J Gallagher & Co.	86	3,056
Aspen Insurance Holdings Ltd.	170	4,753
Chemical Financial Corp.	80	1,885
Hanover Insurance Group Inc.	123	5,062
HCC Insurance Holdings Inc.	81	2,512
Montpelier Re Holdings Ltd.	221	4,275
Old Republic International Corp.	392	4,133
Oriental Financial Group Inc.	164	1,978
Peoples Bancorp Inc. (e)	33	575
Protective Life Corp.	390	11,543
RLI Corp.	20	1,426
StanCorp Financial Group Inc.	144	5,904
Tower Group Inc.	256	5,737
TrustCo Bank Corp.	605	3,454
Validus Holdings Ltd.	146	4,507
		60,800
HEALTH CARE - 3.7%
Hill-Rom Holdings Inc.	117	3,892
STERIS Corp.	154	4,883
Teleflex Inc.	92	5,614
West Pharmaceutical Services Inc.	77	3,288
		17,677
INDUSTRIALS - 34.1%
AAR Corp.	272	4,957
ABM Industries Inc.	225	5,477
American Woodmark Corp.	105	1,890
AO Smith Corp.	35	1,560
Apogee Enterprises Inc.	242	3,130
Applied Industrial Technologies Inc.	68	2,793
Astec Industries Inc. (c)	114	4,144
Brady Corp. - Class A	172	5,551
Briggs & Stratton Corp. (e)	222	3,977
Carlisle Cos. Inc.	129	6,450
Ceradyne Inc. (c)	151	4,930
CIRCOR International Inc.	46	1,529
EMCOR Group Inc.	148	4,091
EnerSys (c)	17	599

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
EnPro Industries Inc. (c)	154	6,325
Franklin Electric Co. Inc.	72	3,528
Gardner Denver Inc.	75	4,708
General Cable Corp. (c)	55	1,611
Genesee & Wyoming Inc. - Class A (c)	77	4,192
Gibraltar Industries Inc. (c)	191	2,897
Graco Inc.	80	4,255
Granite Construction Inc.	271	7,783
Insperity Inc.	102	3,128
Kaydon Corp.	155	3,941
Kennametal Inc.	133	5,931
Lincoln Electric Holdings Inc.	137	6,209
Mine Safety Appliances Co.	116	4,782
Mueller Industries Inc.	119	5,386
Nordson Corp.	50	2,726
Pentair Inc.	87	4,137
Powell Industries Inc. (c)	88	2,997
Roper Industries Inc.	19	1,844
Schawk Inc.	131	1,643
Simpson Manufacturing Co. Inc.	143	4,615
SkyWest Inc.	346	3,819
Timken Co.	21	1,066
Trinity Industries Inc.	264	8,692
Universal Forest Products Inc.	188	6,468
Wabash National Corp. (c)	439	4,543
Watts Water Technologies Inc. - Class A	86	3,504
		161,808
INFORMATION TECHNOLOGY - 3.8%
Benchmark Electronics Inc. (c)	416	6,855
Cohu Inc.	165	1,877
Multi-Fineline Electronix Inc. (c)	112	3,080
Rofin-Sinar Technologies Inc. (c)	237	6,255
		18,067
MATERIALS - 8.2%
A. Schulman Inc.	160	4,318
AptarGroup Inc.	41	2,229
Cabot Corp.	118	5,028
Commercial Metals Co.	143	2,112
HB Fuller Co.	81	2,672
Reliance Steel & Aluminum Co.	151	8,551
RPM International Inc.	248	6,495
Sensient Technologies Corp.	75	2,839
Steel Dynamics Inc.	304	4,414
		38,658
UTILITIES - 1.8%
Energen Corp.	84	4,133
NV Energy Inc.	263	4,240
		8,373
Total Common Stocks (cost $390,125)		450,258

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 5.6%
JNL Money Market Fund, 0.05% (a) (h)	26,548	26,548

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	14,372	14,372
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	300	293
		14,665
Total Short Term Investments (cost $41,222)		41,213
Total Investments - 103.6% (cost $431,347)		491,471
Other Assets and Liabilities, Net - (3.6%)		(16,783)
Total Net Assets - 100.0%		$474,688

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.4%
Adjustable Rate Mortgage Trust REMIC, 2.72%, 04/25/35 (i)	$274	$262
American Home Mortgage Assets Trust REMIC, 0.86%, 02/25/47 (i)	3,109	1,470
Amortizing Residential Collateral Trust REMIC, 2.04%, 08/25/32 (i)	54	24
Asset Backed Securities Corp. Home Equity REMIC, 3.09%, 04/15/33 (i)	39	30
Banc of America Funding Corp. REMIC
2.83%, 06/20/36 (i) (q)	1,562	1,036
5.79%, 10/25/36 (i)	85	57
0.52%, 06/20/47 (i)	1,700	751
Banc of America Mortgage Securities Inc. REMIC, 2.76%, 09/25/35 (i)	929	788
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.57%, 04/25/34 (i)	259	232
3.21%, 11/25/34 (i)	818	809
Bear Stearns Alt-A Trust II REMIC, 4.88%, 09/25/47 (i)	2,572	1,231
Bear Stearns Mortgage Funding Trust REMIC, 0.40%, 12/25/36 (i)	2,930	1,560
Brazos Higher Education Authority Inc.
1.29%, 11/25/22 (i)	5,000	4,871
1.39%, 11/25/22 (i)	4,274	4,253
1.41%, 07/25/29 (i)	4,900	4,780
Carrington Mortgage Loan Trust REMIC, 0.47%, 01/25/34 (i)	13	13
Chase Mortgage Finance Corp. REMIC, 2.76%, 02/25/37 (i)	360	329
CIT Mortgage Loan Trust REMIC
1.69%, 09/25/24 (i) (q)	1,280	577
1.24%, 10/25/37 (i) (r)	161	160
1.49%, 10/25/37 (i) (r)	700	548
Citigroup Mortgage Loan Trust Inc. REMIC, 2.89%, 12/25/35 (i)	1,305	656
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	430
Commercial Mortgage Pass-Through Certificates REMIC
4.06%, 02/10/22	950	971
4.93%, 02/10/22 (i)	700	719
5.83%, 02/10/22 (i)	425	428
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	91	99
Countrywide Alternative Loan Trust REMIC
1.66%, 09/25/35 (i)	255	170
1.54%, 11/25/47 (i)	4,225	2,326
Countrywide Asset-Backed Certificates REMIC, 1.49%, 06/25/34 (i)	198	64
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.67%, 02/19/34 (i)	388	346
2.73%, 11/20/34 (i)	373	303

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Credit Suisse Mortgage Capital Certificates REMIC, 6.50%, 10/25/21	1,919	1,621
Deutsche Bank Alternate Loan Trust REMIC, 2.01%, 08/25/35 (i)	257	155
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.08%, 03/19/46 (i)	427	213
Educational Services of America Inc., 1.41%, 07/25/23 (i) (r)	1,312	1,304
First Horizon Asset Securities Inc. REMIC, 2.63%, 12/25/34 (i)	153	143
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.38%, 05/17/32 (i) (q)	1,291	38
FREMF Mortgage Trust REMIC, 4.50%, 12/25/21 (i) (r)	825	794
GCO Education Loan Funding Trust
0.62%, 05/25/25 (i)	2,800	2,553
0.68%, 02/27/28 (i)	400	342
0.72%, 05/25/36 (i)	900	734
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	251	183
7.00%, 09/25/37 (i)	334	226
Goal Capital Funding Trust, 1.19%, 08/25/48 (i) (r)	1,439	1,384
Granite Mortgages Plc
0.75%, 12/31/20 (i)	217	210
1.58%, 01/20/44 (i), EUR	758	983
1.36%, 06/20/44 (i), GBP	123	188
1.13%, 09/20/44 (i), EUR	294	379
1.40%, 09/20/44 (i), GBP	37	56
GSMPS Mortgage Loan Trust, 0.52%, 02/25/35 (i) (q)	93	75
GSR Mortgage Loan Trust REMIC, 2.84%, 10/25/35 (i)	486	344
Harborview Mortgage Loan Trust REMIC
0.58%, 06/20/35 (i)	1,003	826
2.76%, 08/19/36 (i)	1,743	974
HSBC Home Equity Loan Trust REMIC, 1.44%, 11/20/36 (i)	1,232	1,110
Impac CMB Trust REMIC, 0.88%, 03/25/35 (i)	135	97
IndyMac Index Mortgage Loan Trust REMIC
0.86%, 06/25/34 (i)	272	222
2.62%, 03/25/35 (i)	540	385
2.50%, 08/25/35 (i)	639	465
0.45%, 05/25/46 (i)	927	596
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	4,740	2,512
Lehman XS Trust REMIC
0.50%, 02/25/46 (i)	1,905	1,010
1.09%, 09/25/47 (i)	1,364	898
Luminent Mortgage Trust REMIC, 0.43%, 05/25/46 (i)	569	283
MASTR Adjustable Rate Mortgages Trust REMIC
3.21%, 10/25/34 (i)	246	208
3.30%, 12/25/34 (i)	85	69
2.70%, 01/25/36 (i)	639	510
1.36%, 12/25/46 (i)	3,497	1,420
MASTR Seasoned Securities Trust REMIC, 3.81%, 10/25/32 (i)	272	245
Merit Securities Corp. REMIC, 1.74%, 09/28/32 (i) (q)	126	123
Merrill Lynch Alternative Note Asset Trust REMIC, 0.43%, 07/25/37 (i)	698	386
Mid-State Trust, 7.34%, 07/01/35	196	204
Morgan Stanley Mortgage Loan Trust REMIC
2.79%, 08/25/34 (i)	157	129
2.76%, 03/25/36 (i)	1,589	882
NCUA Guaranteed Notes REMIC
3.00%, 06/12/19	1,900	2,023
1.84%, 10/07/20	550	557
Residential Accredit Loans Inc. REMIC
6.45%, 11/25/37 (i)	3,867	1,892
1.16%, 01/25/46 (i)	1,152	642
Residential Funding Mortgage Securities I Inc. REMIC
2.89%, 08/25/35 (i)	662	450
5.20%, 09/25/35 (i)	787	645
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.53%, 05/25/34 (i)	568	542
2.72%, 09/25/34 (i)	245	221
2.62%, 11/25/34 (i)	1,137	1,021
Structured Asset Mortgage Investments Inc. REMIC, 2.61%, 08/25/35 (i)	86	69
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.55%, 06/25/34 (i)	638	630
2.46%, 12/25/35 (i)	500	491
2.36%, 09/25/36 (i)	1,314	951
0.47%, 04/25/45 (i)	150	120
Wells Fargo Alternative Loan Trust REMIC, 5.92%, 12/25/37 (i)	2,692	1,878
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.69%, 04/25/36 (i)	174	132
Total Non-U.S. Government Agency Asset-Backed Securities (cost $88,538)		68,036

CORPORATE BONDS AND NOTES - 27.2%
CONSUMER DISCRETIONARY - 1.7%
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	382
Comcast Holdings Corp., 10.63%, 07/15/12	875	895
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,458
6.00%, 08/15/40	1,500	1,602
NBCUniversal Media LLC, 4.38%, 04/01/21 (e)	3,675	3,936
News America Inc., 6.15%, 02/15/41	1,975	2,262
Nielsen Finance LLC, 11.50%, 05/01/16 (e)	1,874	2,160
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,576
Virgin Media Finance Plc, 9.50%, 08/15/16	507	572
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	1,653	1,895
		17,738
CONSUMER STAPLES - 1.2%
Altria Group Inc., 9.70%, 11/10/18 (l)	875	1,189
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	1,325	1,728
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,357
6.50%, 02/09/40	1,025	1,261
Pernod-Ricard SA, 2.95%, 01/15/17 (e) (r)	2,450	2,475
SABMiller Holdings Inc.
2.45%, 01/15/17 (r)	1,800	1,823
3.75%, 01/15/22 (r)	3,175	3,230
		13,063
ENERGY - 4.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17 (e)	2,376	2,823
8.70%, 03/15/19	1,100	1,445

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.45%, 09/15/36 (e)	1,050	1,215
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,207
Cimarex Energy Co., 7.13%, 05/01/17	320	330
Dolphin Energy Ltd.
5.89%, 06/15/19 (r)	708	766
5.50%, 12/15/21 (e) (r)	1,200	1,264
El Paso Corp.
7.80%, 08/01/31	33	38
7.75%, 01/15/32	515	586
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	1,975	2,207
Energy Transfer Partners LP
6.70%, 07/01/18	1,950	2,236
5.20%, 02/01/22 (e)	1,025	1,072
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,335
8.38%, 08/01/66 (i)	1,600	1,744
7.03%, 01/15/68 (i)	775	833
Gazprom OAO, 9.25%, 04/23/19	530	655
Newfield Exploration Co.
7.13%, 05/15/18 (e)	1,150	1,210
5.75%, 01/30/22 (e)	500	524
Nexen Inc.
6.40%, 05/15/37	180	198
7.50%, 07/30/39	1,050	1,289
Petrobras International Finance Co.
5.75%, 01/20/20	310	343
5.38%, 01/27/21	1,890	2,035
Petroleos de Venezuela SA, 5.25%, 04/12/17	590	447
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,454
Phillips 66, 4.30%, 04/01/22 (r)	1,550	1,577
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e) (r)	1,360	1,451
Range Resources Corp.
7.50%, 10/01/17 (e)	250	263
7.25%, 05/01/18	400	422
Southern Union Co., 3.56%, 11/01/66 (i)	2,500	2,191
TNK-BP Finance SA, 7.50%, 07/18/16	820	925
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,421
Transocean Inc.
6.00%, 03/15/18	1,875	2,076
6.50%, 11/15/20	4,175	4,668
Weatherford International Ltd., 9.63%, 03/01/19	1,800	2,386
		45,636
FINANCIALS - 15.1%
Abbey National Treasury Services Plc, 4.00%, 04/27/16 (e)	2,075	2,059
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	3,465	3,622
Bank of America Corp.
5.42%, 03/15/17	1,300	1,329
5.88%, 01/05/21	350	370
5.00%, 05/13/21	425	426
5.70%, 01/24/22	4,525	4,790
Bank of New York Mellon Corp., 9.63%, 05/02/21 (r)	682	652
Bank of Nova Scotia
1.05%, 03/20/15 (r)	4,300	4,302
1.75%, 03/22/17 (r)	3,500	3,510
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	2,100	2,282
BB&T Corp., 3.20%, 03/15/16	2,025	2,129
BRFkredit AS, 2.05%, 04/15/13 (r)	8,300	8,407
Caisse Centrale Desjardins du Quebec, 1.60%, 03/06/17 (r)	2,100	2,081
Capital One Capital III, 7.69%, 08/15/36 (e) (i)	1,500	1,509
Chubb Corp., 6.38%, 03/29/67 (i)	825	852
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,225	2,246
Citigroup Inc.
6.38%, 08/12/14	1,325	1,438
5.00%, 09/15/14	2,475	2,563
4.45%, 01/10/17	850	890
6.13%, 11/21/17	1,010	1,127
4.50%, 01/14/22 (e)	1,325	1,330
Developers Diversified Realty Corp.
9.63%, 03/15/16	795	963
7.50%, 04/01/17	1,900	2,156
Discover Bank, 8.70%, 11/18/19	2,325	2,893
DnB NOR Boligkreditt, 2.10%, 10/14/15 (e) (i) (r)	5,500	5,569
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	675	722
ERP Operating LP, 4.63%, 12/15/21 (e)	2,025	2,132
Fifth Third Bancorp
0.61%, 05/17/13 (i)	1,325	1,313
3.63%, 01/25/16	950	1,001
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,859
First Niagara Financial Group Inc., 6.75%, 03/19/20 (e)	925	1,013
General Electric Capital Corp., 5.88%, 01/14/38	900	989
HCP Inc.
6.00%, 01/30/17	1,375	1,528
5.38%, 02/01/21 (e)	900	970
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,891
HSBC Bank USA, 4.88%, 08/24/20 (e)	1,498	1,535
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) (i), BRL	4,840	6,332
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,034
ING Bank NV, 2.38%, 06/09/14 (r)	2,275	2,259
International Lease Finance Corp., 8.25%, 12/15/20 (e)	1,250	1,375
JPMorgan Chase & Co.
7.25%, 02/01/18	1,475	1,779
4.35%, 08/15/21	2,900	2,963
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,425
Liberty Property LP, 4.75%, 10/01/20	2,350	2,411
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,185
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	500	602
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (i) (r)	950	958
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,125
Morgan Stanley
6.63%, 04/01/18	2,075	2,185
5.63%, 09/23/19	1,950	1,927
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,381
Nationwide Financial Services, 5.38%, 03/25/21 (e) (r)	2,425	2,478
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,950	2,296
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.60%, 10/01/35 (i)	2,478	2,473
PNC Bank NA, 6.88%, 04/01/18	975	1,158
ProLogis Inc., 1.88%, 11/15/37	1,075	1,075
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,580
4.50%, 11/15/20 (e)	1,550	1,644

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,437
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,594
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,923
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,273
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	223
Sparebank 1 Boligkreditt A/S
2.63%, 05/27/16 (e) (r)	7,100	7,245
2.30%, 06/30/17 (r)	4,800	4,784
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,369
Swedbank Hypotek AB, 0.92%, 03/28/14 (i) (r)	1,200	1,197
Toronto-Dominion Bank, 1.50%, 03/13/17 (e) (r)	3,300	3,265
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,087
UBS AG, 2.25%, 03/30/17 (r)	2,100	2,095
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (q), BRL	1,620	463
WEA Finance LLC
7.50%, 06/02/14 (r)	475	525
7.13%, 04/15/18 (r)	900	1,060
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	802
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (q)	1,225	1,223
		159,658
HEALTH CARE - 0.3%
Aristotle Holding Inc., 3.90%, 02/15/22 (r)	1,750	1,769
Cigna Corp., 2.75%, 11/15/16 (e)	1,200	1,215
HCA Inc., 7.88%, 02/15/20	500	549
		3,533
INDUSTRIALS - 0.5%
Ashtead Capital Inc., 9.00%, 08/15/16 (r)	500	522
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,398
Iron Mountain Inc., 8.75%, 07/15/18 (e)	470	487
SGS International Inc., 12.00%, 12/15/13	457	458
Transnet Ltd., 4.50%, 02/10/16 (e) (r)	2,100	2,174
		5,039
INFORMATION TECHNOLOGY - 0.3%
Hewlett-Packard Co.
3.00%, 09/15/16 (e)	1,675	1,721
2.60%, 09/15/17	875	874
		2,595
MATERIALS - 1.4%
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,875	3,255
Ecolab Inc.
3.00%, 12/08/16	2,450	2,548
4.35%, 12/08/21 (e)	2,325	2,465
Methanex Corp., 8.75%, 08/15/12	175	179
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (e) (r)	2,125	2,147
PE Paper Escrow GmbH, 12.00%, 08/01/14 (r)	1,175	1,275
Plastipak Holdings Inc.., 8.50%, 12/15/15 (r)	600	618
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f) (q)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	205
Steel Dynamics Inc., 7.75%, 04/15/16	1,525	1,582
Teck Resources Ltd., 10.75%, 05/15/19	713	886
		15,160
TELECOMMUNICATION SERVICES - 1.4%
AT&T Inc.
2.95%, 05/15/16 (e)	3,600	3,804
3.88%, 08/15/21 (e)	1,100	1,163
Frontier Communications Corp., 6.25%, 01/15/13 (e)	1,800	1,845
MTS International Funding Ltd., 8.63%, 06/22/20	120	139
Qwest Corp., 8.38%, 05/01/16	750	896
Santander Holdings USA Inc., 4.63%, 04/19/16	715	725
Verizon Communications Inc.
3.50%, 11/01/21	2,125	2,174
6.40%, 02/15/38	1,300	1,575
Vimpel Communications, 9.13%, 04/30/18	300	328
VimpelCom Ltd.
6.49%, 02/02/16 (r)	400	412
7.75%, 02/02/21 (e) (r)	730	721
7.50%, 03/01/22 (r)	650	630
		14,412
UTILITIES - 1.0%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,205
Ipalco Enterprises Inc., 5.00%, 05/01/18	875	871
Nevada Power Co., 7.13%, 03/15/19 (e)	1,175	1,475
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,785
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,577
Puget Sound Energy Inc., 6.97%, 06/01/67 (e) (i)	675	690
Xylem Inc., 3.55%, 09/20/16 (r)	1,900	1,962
		10,565
Total Corporate Bonds and Notes (cost $274,109)		287,399

GOVERNMENT AND AGENCY OBLIGATIONS - 67.0%
GOVERNMENT SECURITIES - 33.2%
Federal Home Loan Bank - 0.4% (v)
Federal Home Loan Bank, 5.63%, 06/11/21	3,200	4,029
Federal National Mortgage Association - 0.1% (v)
Federal National Mortgage Association, 4.13%, 04/15/14	1,100	1,182
Municipals - 1.9%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	965
Missouri Higher Education Loan Authority, 1.44%, 11/26/32 (i)	2,639	2,615
Northstar Education Finance Inc.
0.04%, 04/01/42	650	525
0.24%, 04/01/42	700	565
1.14%, 01/29/46	525	417
1.47%, 01/29/46	800	636
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.74%, 04/29/19 (i)	5,787	5,740
0.59%, 04/01/42	2,300	1,857
1.14%, 01/29/46	75	60
1.15%, 01/29/46	2,000	1,590
State of California
7.95%, 03/01/36	1,290	1,495
7.63%, 03/01/40	2,390	3,113
		19,578
Sovereign - 3.9%
Brazilian Government International Bond, 5.63%, 01/07/41	740	853
Colombia Government International Bond, 4.38%, 07/12/21	4,380	4,763

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Indonesia Government International Bond, 8.50%, 10/12/35	1,590	2,361
Mexican Bonos, 10.00%, 12/05/24, MXN	18,198	1,859
Mexico Government International Bond
0.35%, 04/19/12, MXN	52,388	4,086
0.00%, 06/14/12, MXN	30,460	2,359
5.75%, 10/12/10	600	617
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,645
Russian Foreign Bond, 4.50%, 04/04/22 (r)	800	798
South Africa Government Bond
7.25%, 01/15/20, ZAR	3,890	491
6.75%, 03/31/21, ZAR	22,960	2,780
10.50%, 12/21/26, ZAR	40,595	6,240
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,672
5.98%, 04/01/36	1,250	1,624
4.63%, 09/15/60	800	873
Venezuela Government International Bond
7.75%, 10/13/19	1,430	1,201
12.75%, 08/23/22	1,330	1,397
9.00%, 05/07/23	860	733
8.25%, 10/13/24	2,530	2,018
7.65%, 04/21/25	750	566
11.75%, 10/21/26	320	315
9.25%, 05/07/28	630	523
11.95%, 08/05/31	570	562
		41,336
Treasury Inflation Index Securities - 0.9%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	1,639	1,676
0.63%, 04/15/13 (n)	965	990
2.00%, 01/15/14 (n)	736	786
1.63%, 01/15/15 (n)	5,104	5,562
1.88%, 07/15/15 (n)	932	1,040
		10,054
U.S. Treasury Securities - 26.0%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	15,788
5.00%, 05/15/37	500	655
4.75%, 02/15/41	3,300	4,206
4.38%, 05/15/41	3,800	4,568
3.75%, 08/15/41	2,100	2,270
3.13%, 11/15/41 - 02/15/42	9,500	9,110
U.S. Treasury Note
0.38%, 07/31/13 (o)	13,800	13,818
0.25%, 01/31/14 - 02/15/15	56,900	56,690
0.38%, 11/15/14	75,400	75,212
1.00%, 08/31/16 - 03/31/17	28,400	28,440
0.88%, 11/30/16 - 12/31/16	9,200	9,158
0.88%, 01/31/17 (e)	10,700	10,634
1.50%, 08/31/18 - 03/31/19	9,500	9,462
1.38%, 12/31/18 (e)	11,900	11,775
2.00%, 11/15/21	23,600	23,233
		275,019
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.8%
Federal Home Loan Mortgage Corp. - 5.5%
Federal Home Loan Mortgage Corp.
0.50%, 10/15/13	2,200	2,200
0.70%, 11/04/13	5,500	5,502
4.38%, 01/15/14, EUR	1,900	2,663
0.38%, 02/27/14	2,400	2,399
1.00%, 03/08/17	7,000	6,903
2.70%, 05/25/18	3,900	4,034
2.32%, 10/25/18	12,000	12,119
2.38%, 01/13/22	7,500	7,363
5.00%, 12/01/35	152	168
5.50%, 01/01/36 - 02/01/36	140	153
4.00%, 08/01/36 - 11/01/41	3,274	3,428
3.08%, 01/01/37 (i)	650	688
6.00%, 09/01/37 - 11/01/38	2,349	2,638
6.50%, 01/01/38 - 12/01/38	3,558	4,047
4.50%, 11/01/40 - 03/01/41	100	105
REMIC, 2.30%, 09/25/18	3,100	3,131
REMIC, 1,156.50%, 06/15/21	—	—
		57,541
Federal National Mortgage Association - 28.0%
Federal National Mortgage Association
0.50%, 07/25/14 (k)	21,800	21,805
2.80%, 03/01/18	2,551	2,666
5.00%, 03/01/18 - 10/01/41	31,085	33,664
3.74%, 05/01/18	1,484	1,607
3.84%, 05/01/18	1,790	1,946
4.50%, 05/01/18 - 10/01/41	8,262	8,888
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	4,894
3.42%, 10/01/20	1,182	1,253
3.63%, 12/01/20	887	949
3.76%, 12/01/20	5,126	5,516
3.83%, 07/01/21	1,600	1,719
5.50%, 09/01/23 - 02/01/39	10,928	11,986
3.00%, 04/15/27, TBA (g)	5,000	5,176
4.00%, 04/15/27, TBA (g)	5,000	5,298
8.00%, 08/01/29 - 01/01/31	59	68
4.00%, 10/01/31 - 01/01/42	6,975	7,340
6.00%, 03/01/32 - 11/01/38	1,213	1,352
7.00%, 07/01/32	11	12
2.15%, 11/01/35 (i)	60	63
2.42%, 05/01/36 (i)	416	437
2.59%, 05/01/36 (i)	409	421
2.63%, 08/01/36 (i)	423	448
2.47%, 09/01/36 (i)	442	458
3.50%, 04/15/41, TBA (g)	11,000	11,296
4.50%, 04/15/41, TBA (g)	156,000	165,921
6.00%, 05/15/41, TBA (g)	1,000	1,100
REMIC, 10.40%, 04/25/19	—	—
		296,284
Government National Mortgage Association - 0.3%
Government National Mortgage Association
3.95%, 07/15/25	1,005	1,067
6.00%, 06/15/34 - 11/15/38	241	273
5.00%, 07/15/39	77	85
3.50%, 04/15/42, TBA (g)	1,000	1,042
4.00%, 04/15/42, TBA (g)	1,000	1,073
		3,540
Total Government and Agency Obligations (cost $701,827)		708,563

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—

MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f)	2	—

Total Common Stocks (cost $226)		—

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 18.9%

Investment Company - 12.8%
JNL Money Market Fund, 0.05% (a) (h)	135,575	135,575

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	64,088	64,088
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	188	183
		64,271
Total Short Term Investments (cost $199,852)		199,846

Total Investments - 119.6% (cost $1,264,552)		1,263,844
Total Forward Sales Commitments - (3.6%) (proceeds $38,379)		(38,407)
Other Assets and Liabilities, Net - (16.0%) (o)		(167,914)
Total Net Assets - 100.0%		$1,057,523

FORWARD SALES COMMITMENTS - 3.6%

GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp., 4.00%, 04/15/41, TBA (g)	$1,000	$1,045
Federal National Mortgage Association - 3.5%
Federal National Mortgage Association
5.00%, 04/12/36, TBA (g)	9,000	9,721
5.50%, 04/12/36	1,000	1,090
4.50%, 05/15/41	25,000	26,551
		37,362
Total Forward Sales Commitments - 3.6% (proceeds $38,379)		$38,407

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 24.7%

ENERGY - 3.2%
Gazprom OAO, 9.25%, 04/23/19	$1,451	$1,792
Petroleos de Venezuela SA
5.25%, 04/12/17	1,180	894
8.50%, 11/02/17	1,400	1,244
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	292,240	23,051
		26,981
FINANCIALS - 18.0%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	11,136
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,181
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,310
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,346
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	9,263,000	6,613
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	3,300	4,318
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40, Moody’s rating NA) (q), BRL	2,300	3,009
Credit Suisse Nassau-Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating Baa1) RUB	638,980	22,055
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,803
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/22, Moody’s rating N/A), IDR	86,600,000	10,174
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating N/A), IDR	17,900,000	2,080
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) (q), RUB	64,000	2,210
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) (q), RUB	45,000	1,554
Deutsche Bank AG Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating N/A), RUB	255,910	8,849
Deutsche Bank AG Credit Linked Note (Russian Government, 7.60%, 04/14/21, Moody’s rating N/A), RUB	31,925	1,080
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,811
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	65,000,000	8,826
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	86,000,000	11,359
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A), BRL	2,130	2,786
JPMorgan Chase & Co., 6.00%, 10/10/12, PHP	40,000	947
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	3,019
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1), RUB	625,500	21,876
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.50%, 3/19/18, Moody’s rating N/A), RUB	65,100	2,247
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	—	—
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	8,294
Russian Agricultural Bank OJSC, 8.70%, 03/17/16, RUB	128,000	4,473
		154,356

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 2.4%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	542
10.50%, 09/17/20, ZAR	17,000	2,405
10.80%, 11/06/23, ZAR	7,000	990
9.50%, 08/19/25, ZAR	61,000	7,960
8.90%, 11/14/27, ZAR	72,000	8,901
		20,798
TELECOMMUNICATION SERVICES - 0.3%
VimpelCom Ltd., 7.50%, 03/01/22 (r)	2,340	2,270

UTILITIES - 0.8%
Empresa de Energia de Bogota SA
6.13%, 11/10/21	240	254
6.13%, 11/10/21 (e) (r)	2,970	3,148
Empresas Publicas de Medellin ESP, 8.38%, 02/01/21, COP	6,434,000	3,825
		7,227
Total Corporate Bonds and Notes (cost $203,671)		211,632

GOVERNMENT AND AGENCY OBLIGATIONS - 66.7%

GOVERNMENT SECURITIES - 66.7%

Sovereign - 65.1%
Bank Negara Malaysia Monetary Notes, 0.00%, 08/16/12 (j), MYR	26,000	8,395
Bank of Thailand
0.00%, 05/03/12 (j), THB	80,000	2,587
0.10%, 03/07/13, THB	459,000	14,446
3.42%, 08/18/13, THB	355,800	11,557
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	1,045,000	2,173
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/12 (j), BRL	38,012	20,374
Brazil Notas do Tesouro Nacional
10.00%, 01/01/17 - 01/01/21, BRL	15,598	8,368
6.00%, 05/15/17, BRL	6,575	8,327
Colombia Government International Bond
7.75%, 04/14/21 (e), COP	7,836,000	5,225
9.85%, 06/28/27, COP	13,931,000	10,961
Dominican Republic International Bond, 16.95%, 02/04/22, DOP	151,800	3,904
Hungary Government Bond
8.00%, 02/12/15, HUF	1,931,440	8,579
5.50%, 02/12/16, HUF	2,986,670	12,125
6.75%, 02/24/17 (e), HUF	615,220	2,554
6.50%, 06/24/19, HUF	101,000	398
Hungary Government International Bond, 7.00%, 06/24/22, HUF	662,900	2,601
Indonesia Government Bond
7.38%, 09/15/16, IDR	144,764,000	17,232
15.00%, 07/15/18, IDR	18,617,000	3,028
11.00%, 11/15/20, IDR	25,400,000	3,713
8.25%, 07/15/21, IDR	84,457,000	10,671
10.50%, 08/15/30, IDR	41,729,000	6,277
Indonesia Government International Bond, 7.75%, 01/17/38 (e) (r)	480	665
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d) (q)	3,899	2,447
Malaysia Government Bond
4.26%, 09/15/16, MYR	66,075	22,380
3.58%, 09/28/18, MYR	8,575	2,803
4.38%, 11/29/19, MYR	37,700	12,931
4.16%, 07/15/21, MYR	56,775	19,245
Mexican Bonos
9.50%, 12/18/14, MXN	310,701	27,081
6.50%, 06/10/21, MXN	41	3
10.00%, 12/05/24 - 11/20/36, MXN	161,460	16,276
7.50%, 06/03/27, MXN	94	8
8.50%, 11/18/38, MXN	214,022	18,663
Mexico Government International Bond, 0.35%, 08/23/12, MXN	155,489	11,936
Nigeria Government International Bond, 0.00%, 02/21/13 (j), NGN	85,000	470
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	19,400	25,454
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	247
9.91%, 05/05/15 - 05/05/15, PEN	1,399	608
7.84%, 08/12/20 - 08/12/20, PEN	15,463	6,719
8.20%, 08/12/26, PEN	8,170	3,732
6.95%, 08/12/31, PEN	12,147	4,912
6.90%, 08/12/37, PEN	9,290	3,725
6.85%, 02/12/42, PEN	4,290	1,695
Philippine Government Bond, 4.95%, 01/15/21, PHP	201,000	4,873
Poland Government Bond, 5.50%, 04/25/15, PLN	19,400	6,376
Republic of South Africa Government Bond
8.00%, 12/21/18, ZAR	200	26
7.00%, 02/28/31, ZAR	34,500	3,750
Russian Foreign Bond, 7.85%, 03/10/18 (e), RUB	85,000	3,023
South Africa Government Bond
7.25%, 01/15/20, ZAR	3,375	426
10.50%, 12/21/26, ZAR	242,475	37,274
Thailand Government Bond
5.25%, 05/12/14, THB	50,000	1,679
3.63%, 05/22/15, THB	54,475	1,769
4.13%, 11/18/16, THB	508,525	16,799
1.20%, 07/14/21, THB	321,899	10,624
3.58%, 12/17/27, THB	208,800	6,491
Turkey Government Bond
0.00%, 05/15/13 - 07/17/13 (j), TRY	143,600	72,144
10.00%, 12/04/13, TRY	13,425	7,622
11.00%, 08/06/14, TRY	5,775	3,358
9.00%, 01/27/16, TRY	20,800	11,583
10.50%, 01/15/20, TRY	4,000	2,382
9.50%, 01/12/22, TRY	12,900	7,227
Venezuela Government International Bond
7.75%, 10/13/19	1,790	1,504
9.00%, 05/07/23	1,880	1,603
8.25%, 10/13/24	8,600	6,858
11.75%, 10/21/26	2,460	2,423
9.25%, 05/07/28 - 05/07/28	1,900	1,577
11.95%, 08/05/31	300	295
		557,181
Treasury Inflation Index Securities - 1.6%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	39,857	13,295
Total Government and Agency Obligations (cost $565,250)		570,476

SHORT TERM INVESTMENTS - 8.8%
Investment Company - 7.2%
JNL Money Market Fund, 0.05% (a) (h)	61,943	61,943

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	12,641	12,641

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Treasury Securities - 0.1%
Uruguay Treasury Bill
0.43%, 05/22/12, UYU	3,322	168
0.43%, 06/05/12, UYU	16,890	852
		1,020
Total Short Term Investments (cost $75,604)		75,604
Total Investments - 100.2% (cost $844,525)		857,712
Other Assets and Liabilities, Net - (0.2%) (o)		(1,963)
Total Net Assets - 100.0%		$855,749

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 14.1%
Lear Corp.	210	$9,779
Liberty Global Inc. (c)	152	7,613
Liberty Media Corp. (c)	713	13,617
Macy’s Inc.	335	13,321
MGM Resorts International (c)	644	8,771
NVR Inc. (c)	7	4,996
PetSmart Inc.	109	6,258
PVH Corp.	135	12,095
Ross Stores Inc.	99	5,780
Scripps Networks Interactive Inc.	309	15,044
Starwood Hotels & Resorts Worldwide Inc.	114	6,417
Tempur-Pedic International Inc. (c)	75	6,305
TRW Automotive Holdings Corp. (c)	128	5,963
Urban Outfitters Inc. (c)	145	4,212
		120,171
CONSUMER STAPLES - 5.9%
Bunge Ltd.	134	9,140
Coca-Cola Enterprises Inc.	217	6,220
Corn Products International Inc.	86	4,942
Energizer Holdings Inc. (c)	70	5,210
JM Smucker Co.	232	18,908
Sara Lee Corp.	279	5,998
		50,418
ENERGY - 4.1%
Helmerich & Payne Inc.	8	444
Key Energy Services Inc. (c)	464	7,171
Pioneer Natural Resources Co.	123	13,700
Sunoco Inc.	213	8,129
Whiting Petroleum Corp. (c)	103	5,579
		35,023
FINANCIALS - 28.8%
Alexandria Real Estate Equities Inc.	119	8,706
Ameriprise Financial Inc.	216	12,313
AvalonBay Communities Inc.	82	11,634
Camden Property Trust	88	5,787
Discover Financial Services	373	12,450
Douglas Emmett Inc.	273	6,222
Essex Property Trust Inc.	21	3,235
Everest Re Group Ltd.	163	15,126
Fifth Third Bancorp	46	643
First Republic Bank (c)	156	5,131
Hartford Financial Services Group Inc.	299	6,297
Host Hotels & Resorts Inc.	752	12,342
Invesco Ltd.	523	13,955
Kimco Realty Corp.	445	8,572
Lazard Ltd. - Class A	125	3,582
Liberty Property Trust (e)	269	9,591
Lincoln National Corp.	119	3,136
M&T Bank Corp.	108	9,376
Marsh & McLennan Cos. Inc.	134	4,391
MFA Financial Inc.	1,005	7,508
NASDAQ OMX Group Inc. (c)	337	8,717
PartnerRe Ltd.	105	7,117
Principal Financial Group Inc.	522	15,410
SLM Corp.	716	11,289
SunTrust Banks Inc.	354	8,548
Tanger Factory Outlet Centers Inc.	228	6,792
Willis Group Holdings Plc	233	8,146
WR Berkley Corp.	282	10,170
XL Group Plc	443	9,604
		245,790
HEALTH CARE - 6.6%
Aetna Inc.	220	11,060
Boston Scientific Corp. (c)	1,763	10,540
Hologic Inc. (c)	375	8,086
Life Technologies Corp. (c)	218	10,624
Mylan Inc. (c)	274	6,432
Warner Chilcott Plc (c)	545	9,164
		55,906
INDUSTRIALS - 10.2%
BE Aerospace Inc. (c)	174	8,087
Chicago Bridge & Iron Co. NV - NYS	48	2,077
Cooper Industries Plc	127	8,132
Dover Corp.	115	7,231
Eaton Corp.	167	8,322
Gardner Denver Inc.	60	3,767
Lennox International Inc. (e)	149	5,996
Parker Hannifin Corp.	67	5,650
Pentair Inc.	110	5,235
Republic Services Inc. - Class A	264	8,082
Rockwell Automation Inc.	74	5,904
Spirit Aerosystems Holdings Inc. (c)	357	8,739
Textron Inc.	349	9,704
		86,926
INFORMATION TECHNOLOGY - 8.8%
Adobe Systems Inc. (c)	167	5,719
Amphenol Corp. - Class A	111	6,658
Cavium Inc. (c) (e)	107	3,313
Electronic Arts Inc. (c)	221	3,644
Juniper Networks Inc. (c)	189	4,320
Lam Research Corp. (c) (e)	116	5,174
Maxim Integrated Products Inc.	249	7,113
NetApp Inc. (c)	145	6,482
Parametric Technology Corp. (c) (e)	256	7,147
Paychex Inc.	161	4,987
Polycom Inc. (c)	388	7,396
QLIK Technologies Inc. (c)	142	4,529
Xilinx Inc.	244	8,884
		75,366
MATERIALS - 3.2%
Albemarle Corp.	109	6,943
Ball Corp.	31	1,335
Chemtura Corp. (c)	160	2,711
Cliffs Natural Resources Inc.	66	4,551
Crown Holdings Inc. (c)	46	1,690
Cytec Industries Inc.	47	2,872
Reliance Steel & Aluminum Co.	131	7,415
		27,517

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.7%
Sprint Nextel Corp. (c)	2,050	5,844

UTILITIES - 13.5%
AES Corp. (c)	193	2,517
CMS Energy Corp.	155	3,403
Edison International	207	8,798
Energen Corp.	168	8,235
GenOn Energy Inc. (c)	852	1,772
Great Plains Energy Inc.	146	2,957
Northeast Utilities	173	6,409
NV Energy Inc.	586	9,446
OGE Energy Corp.	37	1,993
Pinnacle West Capital Corp.	171	8,197
PPL Corp.	524	14,811
Questar Corp.	133	2,558
SCANA Corp.	262	11,963
Sempra Energy	198	11,898
UGI Corp.	74	2,021
Xcel Energy Inc.	668	17,689
		114,667
Total Common Stocks (cost $739,069)		817,628

INVESTMENT COMPANIES - 1.7%
iShares Russell Midcap Value Index Fund	302	14,535
Total Investment Companies (cost $14,512)		14,535

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 4.1%
JNL Money Market Fund, 0.05% (a) (h)	35,186	35,186

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	5,533	5,533
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	208	202
		5,735
Total Short Term Investments (cost $40,926)		40,921
Total Investments - 102.4% (cost $794,508)		873,084
Other Assets and Liabilities, Net - (2.4%)		(20,329)
Total Net Assets - 100.0%		$852,755

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 119.4%
CONSUMER DISCRETIONARY - 13.6%
CBS Corp. - Class B (o)	44	$1,507
Darden Restaurants Inc.	26	1,315
DISH Network Corp. - Class A (o)	19	627
General Motors Co. (c) (o)	78	2,007
Home Depot Inc. (o)	25	1,253
Lear Corp. (o)	20	940
Liberty Global Inc. (c)	31	1,547
Lowe’s Cos. Inc.	98	3,088
PVH Corp.	13	1,154
Walt Disney Co. (o)	39	1,708
Williams-Sonoma Inc.	46	1,735
		16,881
CONSUMER STAPLES - 12.2%
Coca-Cola Co.	30	2,246
CVS Caremark Corp.	26	1,185
Diageo Plc - ADR	12	1,170
JM Smucker Co.	17	1,421
Philip Morris International Inc.	28	2,519
Procter & Gamble Co. (o)	34	2,266
Wal-Mart Stores Inc. (o)	46	2,844
Walgreen Co.	46	1,555
		15,206
ENERGY - 13.5%
Baker Hughes Inc.	18	735
Chevron Corp.	10	1,094
Devon Energy Corp. (o)	31	2,228
Exxon Mobil Corp. (o)	74	6,410
Halliburton Co.	75	2,503
Newfield Exploration Co. (c)	24	832
Occidental Petroleum Corp.	19	1,777
Transocean Ltd.	23	1,251
		16,830
FINANCIALS - 18.6%
Ameriprise Financial Inc. (o)	33	1,912
Bank of America Corp.	211	2,019
Citigroup Inc.	26	940
Hartford Financial Services Group Inc. (o)	62	1,317
Host Hotels & Resorts Inc.	57	942
JPMorgan Chase & Co. (o)	89	4,073
MetLife Inc.	46	1,726
MFA Financial Inc.	89	661
Morgan Stanley	64	1,265
Prudential Financial Inc. (o)	19	1,229
SunTrust Banks Inc. (o)	68	1,638
Travelers Cos. Inc. (o)	47	2,760
U.S. Bancorp	83	2,616
		23,098
HEALTH CARE - 14.4%
Boston Scientific Corp. (c)	202	1,209
Celgene Corp. (c) (o)	17	1,334
CR Bard Inc.	16	1,573
Idenix Pharmaceuticals Inc. (c)	21	210
Johnson & Johnson	45	2,995
Merck & Co. Inc. (o)	19	721
Mylan Inc. (c)	79	1,862
Pfizer Inc.	103	2,344
Thermo Fisher Scientific Inc. (c)	27	1,517
UnitedHealth Group Inc.	41	2,420
Vertex Pharmaceuticals Inc. (c)	40	1,658
		17,843
INDUSTRIALS - 11.0%
Boeing Co. (o)	33	2,457
General Electric Co. (o)	275	5,511
Honeywell International Inc. (o)	43	2,597
Masco Corp.	85	1,135
Textron Inc. (o)	72	2,014
		13,714
INFORMATION TECHNOLOGY - 25.2%
Accenture Plc (o)	14	906
Adobe Systems Inc. (c) (o)	73	2,502
Apple Inc. (c) (o)	10	6,180
Cisco Systems Inc.	130	2,756
EMC Corp. (c) (o)	113	3,389

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Google Inc. - Class A (c) (o)	4	2,676
Juniper Networks Inc. (c) (o)	70	1,600
Lam Research Corp. (c)	29	1,304
Maxim Integrated Products Inc.	42	1,200
Microsoft Corp. (o)	108	3,481
NetApp Inc. (c)	22	973
Nvidia Corp. (c) (o)	45	685
Parametric Technology Corp. (c) (o)	40	1,125
QLIK Technologies Inc. (c) (o)	24	772
Xilinx Inc.	48	1,747
		31,296
MATERIALS - 2.4%
Albemarle Corp.	14	893
Chemtura Corp. (c) (o)	72	1,225
LyondellBasell Industries NV	20	862
		2,980
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc. (o)	127	3,969
Sprint Nextel Corp. (c)	534	1,523
		5,492
UTILITIES - 4.1%
American Electric Power Co. Inc. (o)	32	1,242
Great Plains Energy Inc.	31	622
IDACORP Inc.	40	1,644
PG&E Corp. (o)	17	753
PPL Corp.	18	521
Xcel Energy Inc.	14	366
		5,148
Total Common Stocks (cost $132,393)		148,488

SHORT TERM INVESTMENTS - 4.5%
Investment Company - 4.5%
JNL Money Market Fund, 0.05% (a) (h)	5,563	5,563
Total Short Term Investments (cost $5,563)		5,563
Total Investments - 123.9% (cost $137,956)		154,051
Total Securities Sold Short - (23.6%) (proceeds $26,931)		(29,405)
Other Assets and Liabilities, Net - (0.3%)		(271)
Total Net Assets - 100.0%		$124,375

SECURITIES SOLD SHORT - 23.6%
COMMON STOCKS - 23.6%
CONSUMER DISCRETIONARY - 2.6%
AutoNation Inc.	14	$489
DR Horton Inc.	43	653
Gap Inc.	32	842
Garmin Ltd.	10	485
Penske Auto Group Inc.	13	315
Regis Corp.	25	457
		3,241
CONSUMER STAPLES - 2.1%
Dean Foods Co.	89	1,079
Kimberly-Clark Corp.	9	693
Kroger Co.	18	448
Safeway Inc.	20	408
		2,628
ENERGY - 2.9%
Apache Corp.	10	1,034
ConocoPhillips	19	1,479
Murphy Oil Corp.	20	1,126
		3,639
FINANCIALS - 3.3%
ACE Ltd.	7	483
BlackRock Inc.	3	609
Cullen/Frost Bankers Inc.	10	601
eHealth Inc.	39	634
Federated Investors Inc. - Class B	54	1,204
Valley National Bancorp	45	582
		4,113
HEALTH CARE - 1.0%
Becton Dickinson & Co.	4	335
Medtronic Inc.	7	278
Zimmer Holdings Inc.	9	596
		1,209
INDUSTRIALS - 3.3%
Caterpillar Inc.	11	1,216
Joy Global Inc.	9	671
Lockheed Martin Corp.	8	704
Northrop Grumman Systems Corp.	9	571
Precision Castparts Corp.	5	933
		4,095
INFORMATION TECHNOLOGY - 5.8%
Atmel Corp.	59	578
Flextronics International Ltd.	118	851
Intel Corp.	44	1,235
International Business Machines Corp.	8	1,656
Lexmark International Inc.	28	920
QLogic Corp.	52	932
Teradata Corp.	15	1,028
		7,200
MATERIALS - 1.1%
United States Steel Corp.	28	837
Valhi Inc.	10	542
		1,379
TELECOMMUNICATION SERVICES - 0.5%
Verizon Communications Inc.	18	671

UTILITIES - 1.0%
Southern Co.	13	605
Wisconsin Energy Corp.	18	625
		1,230
Total Securities Sold Short - 23.6% (proceeds $26,931)		$29,405

JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 0.4%
Starwood Hotels & Resorts Worldwide Inc.	68	$3,829

FINANCIALS - 97.5%
Real Estate Investment Trusts - 70.9%
Diversified - REITS - 18.0%
Ascendas Real Estate Investment Trust	2,317	3,727
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	1,100	8,445

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Canadian Real Estate Investment Trust (e)	8	303
CapitaCommercial Trust	5,474	5,315
Corio NV	172	9,099
Derwent London Plc	129	3,591
Dexus Property Group	7,437	6,720
Digital Realty Trust Inc. (e)	144	10,653
Gecina SA	49	5,068
Goodman Group (e)	8,948	6,424
GPT Group	3,068	9,927
H&R Real Estate Investment Trust (e)	252	5,987
Hammerson Plc	1,174	7,810
Kenedix Realty Investment Corp.	1	2,189
Klepierre	171	5,945
Land Securities Group Plc	919	10,625
Mercialys SA	95	3,373
Shaftesbury Plc	558	4,395
Stockland	2,815	8,583
Suntec Real Estate Investment Trust	2,991	2,976
Unibail-Rodamco SE	97	19,340
United Urban Investment Corp.	3	3,586
Vornado Realty Trust	110	9,275
		153,356
Industrial - REITS - 3.6%
DCT Industrial Trust Inc.	1,138	6,715
ProLogis Inc.	660	23,785
		30,500
Office - REITS - 9.8%
Alexandria Real Estate Equities Inc.	142	10,358
Boston Properties Inc.	159	16,709
Brandywine Realty Trust	411	4,713
Douglas Emmett Inc.	311	7,090
Duke Realty Corp.	684	9,807
Great Portland Estates Plc	703	4,049
Japan Real Estate Investment Corp. (e)	1	6,057
Kilroy Realty Corp.	232	10,801
Nippon Building Fund Inc.	1	4,960
Nomura Real Estate Office Fund Inc.	1	3,176
SL Green Realty Corp.	50	3,847
Societe Immobiliere de Location pour l’Industrie et le Commerce	23	2,522
		84,089
Residential - REITS - 10.7%
Apartment Investment & Management Co.	283	7,484
AvalonBay Communities Inc.	188	26,539
Boardwalk Real Estate Investment Trust (e)	139	7,949
Canadian Apartment Properties Real Estate Investment Trust	26	591
Equity Residential	337	21,117
Essex Property Trust Inc.	110	16,732
UDR Inc.	410	10,939
		91,351
Retail - REITS - 17.1%
Acadia Realty Trust	220	4,949
CFS Retail Property Trust	5,452	10,100
DDR Corp.	567	8,284
Federal Realty Investment Trust	17	1,692
General Growth Properties Inc.	588	9,994
Kimco Realty Corp.	456	8,792
Link Real Estate Investment Trust	1,013	3,767
Macerich Co.	212	12,221
Primaris Retail Real Estate Investment Trust (e)	276	5,979
Regency Centers Corp.	136	6,058
RioCan Real Estate Investment Trust (e)	183	4,951
Simon Property Group Inc.	259	37,735
Taubman Centers Inc.	37	2,672
Westfield Group	1,976	18,121
Westfield Retail Trust	3,927	10,519
		145,834
Specialized - REITS - 11.7%
Big Yellow Group Plc	368	1,671
Chartwell Seniors Housing Real Estate Investment Trust (c)	93	845
Chartwell Seniors Housing REIT (e)	591	5,406
DiamondRock Hospitality Co.	447	4,603
HCP Inc.	323	12,743
Health Care REIT Inc.	124	6,835
Healthcare Realty Trust Inc.	235	5,169
Host Hotels & Resorts Inc.	1,153	18,927
Public Storage	90	12,485
Sovran Self Storage Inc.	116	5,800
Sunstone Hotel Investors Inc. (c)	243	2,364
Ventas Inc.	399	22,777
		99,625
Real Estate Management & Development - 26.6%
Real Estate Operating Companies - 21.9%
Agile Property Holdings Ltd.	3,208	3,705
Beni Stabili SpA	1,458	906
Brookfield Properties Corp. (c)	354	6,160
CapitaLand Ltd.	3,145	7,814
CapitaMalls Asia Ltd.	2,470	3,218
China Resources Land Ltd. (e)	2,884	4,986
City Developments Ltd.	415	3,747
Country Garden Holdings Co. (e)	7,017	2,704
Global Logistic Properties Ltd. (c)	4,424	7,754
GSW Immobilien AG (c)	154	5,336
Hang Lung Properties Ltd.	3,330	12,239
Henderson Land Development Co. Ltd.	1,477	8,161
Hongkong Land Holdings Ltd.	1,691	9,841
Hysan Development Co. Ltd.	787	3,153
Keppel Land Ltd.	1,002	2,772
Kerry Properties Ltd.	1,495	6,757
Mitsui Fudosan Co. Ltd.	1,144	22,092
Norwegian Property ASA	1,095	1,709
Pebblebrook Hotel Trust	185	4,177
Retail Opportunity Investments Corp. (e)	294	3,540
Shimao Property Holdings Ltd. (e)	3,067	3,279
Sino Land Co.	4,846	7,772
Sumitomo Realty & Development Co. Ltd. (e)	738	17,972
Sun Hung Kai Properties Ltd.	1,761	21,913
Tokyu Land Corp. (e)	799	3,942
Unite Group Plc	710	2,239
Wharf Holdings Ltd.	1,554	8,474
		186,362
Real Estate Services - 4.7%
Castellum AB	373	4,702
Conwert Immobilien Invest SE	235	2,831
Deutsche Wohnen AG	232	3,424
Fabege AB	188	1,623
Mitsubishi Estate Co. Ltd.	937	16,849
Sponda OYJ (e)	755	3,111
Swiss Prime Site AG	60	5,011
Wihlborgs Fastigheter AB	179	2,524
		40,075
Total Common Stocks (cost $791,257)		835,021

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 10.3%

Investment Company - 2.0%
JNL Money Market Fund, 0.05% (a) (h)	16,859	16,859

Securities Lending Collateral - 8.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	70,517	70,517
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	472	460
		70,977
Total Short Term Investments (cost $87,848)		87,836
Total Investments - 108.2% (cost $879,104)		922,857
Other Assets and Liabilities, Net - (8.2%)		(70,444)
Total Net Assets - 100.0%		$852,413

JNL/Invesco International Growth Fund
COMMON STOCKS - 88.9%
CONSUMER DISCRETIONARY - 19.0%
Adidas AG	143	$11,163
British Sky Broadcasting Group Plc	548	5,929
Compagnie Generale des Etablissements Michelin	59	4,416
Compass Group Plc	1,565	16,407
Denso Corp.	260	8,788
Eutelsat Communications Group SA	112	4,126
Grupo Televisa SA - GDR	287	6,040
Hyundai Mobis	30	7,714
Informa Plc	937	6,620
Kingfisher Plc	1,969	9,658
Next Plc	196	9,348
Publicis Groupe	145	8,006
Reed Elsevier Plc	1,513	13,407
Toyota Motor Corp.	206	8,959
WPP Plc	621	8,494
Yamada Denki Co. Ltd. (e)	176	11,051
		140,126
CONSUMER STAPLES - 12.4%
Anheuser-Busch InBev NV	205	14,942
British American Tobacco Plc	224	11,269
Danone SA	128	8,946
Fomento Economico Mexicano SAB de CV - ADR	100	8,266
Imperial Tobacco Group Plc	364	14,750
Koninklijke Ahold NV	401	5,560
L’Oreal SA	40	4,888
Nestle SA	179	11,280
Tesco Plc	551	2,906
Unilever NV	257	8,743
		91,550
ENERGY - 9.3%
BG Group Plc	528	12,232
Canadian Natural Resources Ltd.	143	4,755
Cenovus Energy Inc.	182	6,534
Gazprom OAO - ADR	23	278
Gazprom OAO - ADR	399	4,883
Petroleo Brasileiro SA - ADR	155	3,963
Royal Dutch Shell Plc - Class B	261	9,209
Suncor Energy Inc.	340	11,110
Total SA	85	4,349
WorleyParsons Ltd.	374	11,085
		68,398
FINANCIALS - 8.7%
Akbank T.A.S.	1,285	5,043
Banco Bradesco SA - ADR	668	11,683
BNP Paribas	124	5,896
Fairfax Financial Holdings Ltd.	16	6,647
Industrial & Commercial Bank of China (e)	12,978	8,372
Julius Baer Group Ltd. (c)	176	7,100
Kinnevik Investment AB	162	3,772
Swedbank AB	440	6,846
United Overseas Bank Ltd.	577	8,427
		63,786
HEALTH CARE - 10.5%
CSL Ltd. (e)	297	11,057
Fresenius Medical Care AG & Co. KGaA	114	8,052
GlaxoSmithKline Plc	235	5,260
Novartis AG	193	10,683
Novo-Nordisk A/S	70	9,769
Roche Holding AG	52	8,973
Shire Plc	145	4,633
Smith & Nephew Plc	625	6,338
Teva Pharmaceutical Industries Ltd. - ADR	279	12,594
		77,359
INDUSTRIALS - 9.3%
ABB Ltd.	348	7,129
Brambles Ltd.	1,488	10,946
Canadian National Railway Co.	73	5,822
Fanuc Ltd.	39	6,986
Hutchison Whampoa Ltd.	744	7,440
Keppel Corp. Ltd.	1,166	10,193
Komatsu Ltd. (e)	164	4,701
Nidec Corp. (e)	64	5,860
Schneider Electric SA	72	4,687
Volvo AB	310	4,523
		68,287
INFORMATION TECHNOLOGY - 10.6%
Amadeus IT Holding SA	356	6,728
Canon Inc.	256	12,227
Cap Gemini SA	147	6,573
CGI Group Inc. - Class A	266	5,935
Keyence Corp.	33	7,756
NHN Corp. (c)	45	10,232
SAP AG	181	12,636
Taiwan Semiconductor Manufacturing Co. Ltd.	3,443	9,900
Telefonaktiebolaget LM Ericsson	575	5,949
		77,936
MATERIALS - 4.3%
Agrium Inc.	75	6,457
BHP Billiton Ltd.	255	9,195
Potash Corp. of Saskatchewan Inc.	124	5,664
Syngenta AG	31	10,771
		32,087
TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV - ADR	356	8,837
China Mobile Ltd.	749	8,248
VimpelCom Ltd. - ADR	205	2,293
Vodafone Group Plc	1,323	3,649
		23,027

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 1.7%
Centrica Plc	1,303	6,594
International Power Plc	871	5,640
		12,234
Total Common Stocks (cost $580,503)		654,790

PREFERRED STOCKS - 1.1%

CONSUMER DISCRETIONARY - 1.1%
Volkswagen AG	43	7,569
Total Preferred Stocks (cost $7,895)		7,569

SHORT TERM INVESTMENTS - 13.6%
Investment Company - 10.4%
JNL Money Market Fund, 0.05% (a) (h)	76,686	76,686

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	22,644	22,644
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	458	446
		23,090
Total Short Term Investments (cost $99,788)		99,776
Total Investments - 103.6% (cost $688,186)		762,135
Other Assets and Liabilities, Net - (3.6%)		(25,697)
Total Net Assets - 100.0%		$736,438

JNL/Invesco Large Cap Growth Fund
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 15.4%
Amazon.com Inc. (c)	86	$17,459
AutoZone Inc. (c)	15	5,596
CBS Corp.	540	18,327
Coach Inc.	31	2,420
Comcast Corp. - Class A	447	13,419
DIRECTV - Class A (c)	559	27,578
DISH Network Corp. - Class A	107	3,528
Home Depot Inc.	147	7,413
Las Vegas Sands Corp. (c)	306	17,597
Macy’s Inc.	444	17,638
Nike Inc. - Class B	99	10,738
Prada SpA (c) (e)	1,282	8,337
Starbucks Corp.	371	20,745
Starwood Hotels & Resorts Worldwide Inc.	149	8,426
		179,221
CONSUMER STAPLES - 4.1%
Coca-Cola Co.	282	20,907
CVS Caremark Corp.	394	17,629
Mead Johnson Nutrition Co.	41	3,419
Monster Beverage Corp. (c)	102	6,363
		48,318
ENERGY - 9.7%
Anadarko Petroleum Corp.	184	14,428
Cameron International Corp. (c)	180	9,513
Ensco International Plc - ADR	207	10,973
Exxon Mobil Corp.	170	14,754
Halliburton Co.	475	15,778
National Oilwell Varco Inc.	98	7,760
Noble Energy Inc.	60	5,899
Occidental Petroleum Corp.	156	14,825
Weatherford International Ltd. (c)	1,264	19,071
		113,001
FINANCIALS - 6.7%
American Tower Corp.	269	16,938
BlackRock Inc.	47	9,726
Goldman Sachs Group Inc.	84	10,498
JPMorgan Chase & Co.	762	35,034
Wells Fargo & Co.	164	5,608
		77,804
HEALTH CARE - 8.6%
Abbott Laboratories	190	11,645
Allergan Inc.	290	27,691
Allscripts-Misys Healthcare Solutions Inc. (c)	310	5,148
Baxter International Inc.	58	3,447
Celgene Corp. (c)	104	8,051
Express Scripts Inc. (c)	198	10,707
Gilead Sciences Inc. (c)	277	13,516
Medtronic Inc.	147	5,762
UnitedHealth Group Inc.	238	14,047
		100,014
INDUSTRIALS - 12.1%
ABB Ltd. - ADR (e)	787	16,056
Boeing Co.	135	10,061
Cummins Inc.	130	15,608
Danaher Corp.	341	19,085
Expeditors International Washington Inc.	76	3,538
Foster Wheeler AG (c)	724	16,485
General Electric Co. (e)	517	10,375
Ingersoll-Rand Plc	208	8,600
JB Hunt Transport Services Inc.	176	9,581
Precision Castparts Corp.	102	17,595
Union Pacific Corp.	128	13,707
		140,691
INFORMATION TECHNOLOGY - 36.0%
Agilent Technologies Inc. (c)	328	14,613
Apple Inc. (c)	205	123,170
Baidu.com - ADR (c)	76	11,033
Broadcom Corp. - Class A	393	15,426
Check Point Software Technologies Ltd. (c)	139	8,899
Citrix Systems Inc. (c)	226	17,826
Cognizant Technology Solutions Corp. - Class A (c)	342	26,317
eBay Inc. (c)	493	18,186
EMC Corp. (c)	934	27,910
F5 Networks Inc. (c)	47	6,329
Google Inc. - Class A (c)	46	29,484
Juniper Networks Inc. (c)	227	5,195
Microsoft Corp.	347	11,204
NetApp Inc. (c)	343	15,373
Oracle Corp.	46	1,354
QUALCOMM Inc.	508	34,544
Rovi Corp. (c)	590	19,200
SanDisk Corp. (c)	66	3,259
Texas Instruments Inc.	150	5,037
Visa Inc. - Class A	171	20,198
Xilinx Inc.	119	4,318
		418,875
MATERIALS - 2.6%
Freeport-McMoRan Copper & Gold Inc.	139	5,269

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Goldcorp Inc.	332	14,940
Monsanto Co.	121	9,681
		29,890
Total Common Stocks (cost $924,366)		1,107,814

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 4.7%
JNL Money Market Fund, 0.05% (a) (h)	54,226	54,226

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	15,592	15,592
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	163	159
		15,751
Total Short Term Investments (cost $69,981)		69,977
Total Investments - 101.2% (cost $994,347)		1,177,791
Other Assets and Liabilities, Net - (1.2%)		(14,118)
Total Net Assets - 100.0%		$1,163,673

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 17.2%
Choice Hotels International Inc.	35	$1,324
Darden Restaurants Inc.	28	1,440
Dick’s Sporting Goods Inc.	41	1,967
Domino’s Pizza Inc. (c)	46	1,675
DSW Inc. - Class A	32	1,776
Foot Locker Inc.	64	1,994
GameStop Corp. - Class A (c) (e)	57	1,244
Group 1 Automotive Inc. (e)	31	1,753
Jack in the Box Inc. (c)	64	1,536
Life Time Fitness Inc. (c)	42	2,120
Maidenform Brands Inc. (c)	61	1,379
Michael Kors Holdings Ltd. (c)	46	2,132
Monro Muffler Brake Inc.	40	1,672
Penn National Gaming Inc. (c)	53	2,268
Pool Corp.	51	1,914
Ryland Group Inc. (e)	91	1,761
Steven Madden Ltd. (c)	54	2,289
Tenneco Inc. (c)	40	1,481
Tractor Supply Co.	21	1,906
TRW Automotive Holdings Corp. (c)	32	1,486
Under Armour Inc. - Class A (c) (e)	24	2,253
Urban Outfitters Inc. (c)	55	1,610
Vitamin Shoppe Inc. (c)	41	1,817
		40,797
CONSUMER STAPLES - 3.6%
B&G Foods Inc.	84	1,886
Diamond Foods Inc.	27	606
Lancaster Colony Corp.	29	1,902
Nu Skin Enterprises Inc. - Class A	48	2,755
Ruddick Corp.	35	1,418
		8,567
ENERGY - 6.2%
Atwood Oceanics Inc. (c)	35	1,581
Berry Petroleum Co.	38	1,806
Dresser-Rand Group Inc. (c)	34	1,578
Dril-Quip Inc. (c)	26	1,663
FMC Technologies Inc. (c)	35	1,761
James River Coal Co. (c) (e)	121	619
Lufkin Industries Inc.	21	1,702
Oasis Petroleum Inc. (c)	53	1,647
Patterson-UTI Energy Inc.	59	1,019
Resolute Energy Corp. (c) (e)	111	1,260
		14,636
FINANCIALS - 5.3%
Affiliated Managers Group Inc. (c)	19	2,136
Brown & Brown Inc.	72	1,721
Colonial Properties Trust	79	1,721
Greenhill & Co. Inc. (e)	18	775
Huntington Bancshares Inc.	207	1,337
ProAssurance Corp.	19	1,715
Stifel Financial Corp. (c)	29	1,081
SVB Financial Group (c)	34	2,213
		12,699
HEALTH CARE - 16.3%
Acorda Therapeutics Inc. (c)	40	1,071
BioMarin Pharmaceutical Inc. (c)	64	2,193
Centene Corp. (c)	47	2,284
Chemed Corp. (e)	29	1,847
Health Management Associates Inc. - Class A (c)	145	972
HMS Holdings Corp. (c)	46	1,435
Incyte Corp. (c) (e)	108	2,092
Insulet Corp. (c) (e)	57	1,089
Masimo Corp. (c)	62	1,459
Mednax Inc. (c)	22	1,635
Meridian Bioscience Inc. (e)	50	968
Myriad Genetics Inc. (c)	73	1,723
Parexel International Corp. (c)	73	1,965
PerkinElmer Inc.	56	1,558
PSS World Medical Inc. (c)	57	1,437
Quality Systems Inc.	31	1,359
Salix Pharmaceuticals Ltd. (c)	44	2,310
Sirona Dental Systems Inc. (c)	35	1,799
STERIS Corp.	50	1,595
Techne Corp.	19	1,339
United Therapeutics Corp. (c)	33	1,566
VCA Antech Inc. (c)	52	1,202
Zoll Medical Corp. (c)	40	3,726
		38,624
INDUSTRIALS - 15.0%
Acuity Brands Inc.	28	1,786
AO Smith Corp.	38	1,690
Corrections Corp. of America (c)	80	2,189
CoStar Group Inc. (c)	35	2,419
Crane Co.	35	1,707
Forward Air Corp.	46	1,671
Hexcel Corp. (c)	75	1,810
HUB Group Inc. - Class A (c)	52	1,880
Kennametal Inc.	39	1,721
Lincoln Electric Holdings Inc.	44	1,997
Lindsay Corp.	26	1,699
Tetra Tech Inc. (c)	75	1,987
TransDigm Group Inc. (c)	39	4,496
WABCO Holdings Inc. (c)	35	2,107
Wabtec Corp.	35	2,627
Watsco Inc.	25	1,853

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
WESCO International Inc. (c)	30	1,945
		35,584
INFORMATION TECHNOLOGY - 27.4%
Alliance Data Systems Corp. (c)	19	2,344
Ancestry.com Inc. (c) (e)	37	839
Ansys Inc. (c)	29	1,899
Aspen Technology Inc. (c)	106	2,173
BroadSoft Inc. (c) (e)	51	1,933
Cavium Inc. (c)	55	1,716
Ciena Corp. (c)	64	1,038
Cognex Corp.	40	1,692
CommVault Systems Inc. (c)	47	2,349
Cymer Inc. (c)	33	1,636
DealerTrack Holdings Inc. (c)	58	1,747
Fair Isaac Corp.	49	2,140
Finisar Corp. (c)	68	1,375
Hittite Microwave Corp. (c)	31	1,705
Informatica Corp. (c)	53	2,791
Interactive Intelligence Group (c)	41	1,242
Littelfuse Inc.	31	1,933
Manhattan Associates Inc. (c)	49	2,311
Micros Systems Inc. (c)	39	2,166
Microsemi Corp. (c)	82	1,749
MKS Instruments Inc.	54	1,609
National Instruments Corp.	64	1,812
NetGear Inc. (c)	46	1,763
Parametric Technology Corp. (c)	61	1,715
PMC - Sierra Inc. (c)	232	1,675
Polycom Inc. (c)	71	1,347
Power Integrations Inc.	50	1,851
Quest Software Inc. (c)	71	1,654
Semtech Corp. (c)	64	1,814
SolarWinds Inc. (c)	72	2,786
SYNNEX Corp. (c)	46	1,740
Teradyne Inc. (c)	115	1,949
ValueClick Inc. (c)	114	2,243
Volterra Semiconductor Corp. (c)	61	2,098
WebMD Health Corp. - Class A (c)	24	620
Websense Inc. (c)	64	1,343
		64,797
MATERIALS - 3.7%
Allied Nevada Gold Corp. (c)	17	550
Carpenter Technology Corp.	34	1,759
Detour Gold Corp. (c)	21	517
Grief Inc. - Class A	27	1,501
Intrepid Potash Inc. (c)	44	1,061
Olin Corp.	79	1,728
Rockwood Holdings Inc. (c)	30	1,572
		8,688
TELECOMMUNICATION SERVICES - 0.9%
SBA Communications Corp. (c)	41	2,089

UTILITIES - 1.4%
Energen Corp.	30	1,457
ITC Holdings Corp.	24	1,837
		3,294
Total Common Stocks (cost $198,309)		229,775

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 3.5%
JNL Money Market Fund, 0.05% (a) (h)	8,228	8,228

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	13,444	13,444
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	143	140
		13,584
Total Short Term Investments (cost $21,815)		21,812
Total Investments - 106.3% (cost $220,124)		251,587
Other Assets and Liabilities, Net - (6.3%)		(14,803)
Total Net Assets - 100.0%		$236,784

JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 73.2%
CONSUMER DISCRETIONARY - 26.3%
Bayerische Motoren Werke AG	477	$42,945
CBS Corp. - Class B	1,244	42,187
Compagnie Financiere Richemont SA	918	57,515
Delta Prefco Ltd. (f) (q)	—	—
Delta Topco Ltd. (f) (q)	8,535	2,355
Hyundai Motor Co.	165	34,155
Las Vegas Sands Corp. (c)	201	11,595
Prada SpA (c) (r)	3,281	21,335
Sands China Ltd. (c) (r)	22,512	87,902
Starbucks Corp.	565	31,578
Starwood Hotels & Resorts Worldwide Inc.	691	38,996
Wynn Macau Ltd.	12,525	36,608
Wynn Resorts Ltd.	865	108,015
		515,186
CONSUMER STAPLES - 1.9%
Philip Morris International Inc.	424	37,544

ENERGY - 13.3%
ConocoPhillips	1,122	85,306
Exxon Mobil Corp.	78	6,730
Halliburton Co.	573	19,003
National Oilwell Varco Inc.	250	19,899
Occidental Petroleum Corp.	286	27,217
Royal Dutch Shell Plc - Class A	509	17,844
SeaDrill Ltd.	1,270	47,676
StatoilHydro ASA	702	19,051
Total SA	347	17,735
		260,461
FINANCIALS - 10.2%
AIA Group Ltd. (r)	15,626	57,363
American Capital Agency Corp.	766	22,639
Apollo Global Management LLC - Class A	903	12,895
Blackstone Group LP	1,786	28,474
China Minsheng Banking Corp. Ltd.	18,272	16,544
China Pacific Insurance Group Co. Ltd.	8,858	27,557
CITIC Securities Co. Ltd. (c) (q)	8,320	16,723
CME Group Inc.	16	4,716
KKR & Co. LP	860	12,751
		199,662
HEALTH CARE - 0.5%
GlaxoSmithKline Plc	170	3,798
Sanofi-Aventis SA	75	5,796
		9,594

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
INDUSTRIALS - 5.7%
A P Moller - Maersk A/S - Class B	2	12,007
Caterpillar Inc.	312	33,224
Cummins Inc.	252	30,202
Hutchison Whampoa Ltd.	3,705	37,050
		112,483
INFORMATION TECHNOLOGY - 14.2%
Apple Inc. (c)	99	59,258
ASML Holding NV	858	42,972
Baidu.com - ADR (c)	410	59,796
Cisco Systems Inc.	326	6,886
Cognizant Technology Solutions Corp. - Class A (c)	586	45,068
Google Inc. - Class A (c)	40	25,714
Intel Corp.	174	4,877
Intuit Inc.	17	1,010
Tencent Holdings Ltd.	1,145	31,965
		277,546
MATERIALS - 0.9%
Freeport-McMoRan Copper & Gold Inc.	445	16,920

TELECOMMUNICATION SERVICES - 0.2%
Bharti Airtel Ltd.	296	1,962
China Mobile Ltd.	91	996
Vivendi SA	105	1,934
		4,892
Total Common Stocks (cost $1,232,227)		1,434,288

PREFERRED STOCKS - 5.3%
CONSUMER DISCRETIONARY - 5.3%
Porsche Automobil Holding SE	198	11,709
Volkswagen AG	481	84,641
Volkswagen AG, Convertible Preferred (r)	42	7,404
Total Preferred Stocks (cost $87,905)		103,754

PURCHASED OPTIONS - 0.4%
Blackstone Group LP Call Option, Strike Price 17, Expiration 5/19/2012	292	6
Cisco Systems Inc. Call Option, Strike Price 22, Expiration 6/16/2012	1,877	98
Cognizant Tech Solutions Corp. Call Option, Strike Price 77.5, Expiration 4/21/2012	171	21
Cognizant Tech Solutions Corp. Call Option, Strike Price 82.5, Expiration 5/19/2012	234	20
Deutsche Borse AG Put Option, Strike Price EUR 6,550, Expiration 4/20/2012, MSC	202	36
Deutsche Borse AG Put Option, Strike Price EUR 6,650, Expiration 4/20/2012, DUB	206	53
Deutsche Borse AG Put Option, Strike Price EUR 6,850, Expiration 5/18/2012, MSC	420	423
Euro versus USD Put Option, Strike Price 1.3, Expiration 5/31/2012, DUB	29,400,000	260
Exxon Mobile Corp. Call Option, Strike Price 90, Expiration 5/19/2012	234	13
Exxon Mobile Corp. Call Option, Strike Price 90, Expiration 7/21/2012	235	29
FTSE 100 Index Put Option, Strike Price GBP 5,700, Expiration 4/20/2012	98	88
FTSE 100 Index Put Option, Strike Price GBP 5,700, Expiration 5/18/2012	209	373
FTSE 100 Index Put Option, Strike Price GBP 5,750, Expiration 4/20/2012	51	60
FTSE 100 Index Put Option, Strike Price GBP 5,750, Expiration 4/20/2012, MSC	50	58
Intel Corp. Call Option, Strike Price 29, Expiration 6/16/2012	1,288	80
NASDAQ 100 Index Put Option, Strike Price 2,450, Expiration 4/20/2012, DUB	144	26
NASDAQ 100 Index Put Option, Strike Price 2,525, Expiration 4/21/2012	146	51
NASDAQ 100 Index Put Option, Strike Price 2,650, Expiration 5/19/2012	144	459
NASDAQ 100 Index Put Option, Strike Price 2,660, Expiration 5/19/2012, DUB	141	471
National Oilwell Varco Inc. Call Option, Strike Price 87.5, Expiration 5/19/2012	234	17
Russell 2000 Index Put Option, Strike Price 800, Expiration 4/21/2012	439	283
Russell 2000 Index Put Option, Strike Price 805, Expiration 4/21/2012, DUB	456	337
Russell 2000 Index Put Option, Strike Price 805, Expiration 5/19/2012	466	806
Russell 2000 Index Put Option, Strike Price 810, Expiration 5/19/2012	472	848
S&P 500 Index Put Option, Strike Price 1,300, Expiration 4/21/2012	674	121
S&P 500 Index Put Option, Strike Price 1,325, Expiration 4/21/2012	693	180
S&P 500 Index Put Option, Strike Price 1,360, Expiration 5/19/2012, DUB	699	1,049
S&P 500 Index Put Option, Strike Price 1,365, Expiration 5/19/2012, GSC	689	1,075
Seadrill Ltd.Bundled Put Option, Strike Price NOK 235.1, Expiration 4/30/2012 - 6/27/2012, GSC (f)	230,400	723
Starwood Hotels and Resorts Inc. Call Option, Strike Price 60, Expiration 4/21/2012, GSC	171	5
Starwood Hotels and Resorts Inc. Call Option, Strike Price 62.5, Expiration 5/19/2012	234	13
Total SA Call Option, Strike Price 40, Expiration 6/15/2012, DUB	353	41
Total SA Call Option, Strike Price 41, Expiration 6/15/2012	352	28
Total SA Call Option, Strike Price 43, Expiration 6/15/2012	702	17
USD versus JPY Put Option, Strike Price JPY 83.5, Expiration 4/17/2012, DUB	3,200,000,000	221
Total Options (cost $16,772)		8,389

CORPORATE BONDS AND NOTES - 3.2%

CONSUMER DISCRETIONARY - 3.2%
Delta Topco Ltd., 15.00%, 11/24/16 (f) (q)	$63,331	63,331
Total Corporate Bonds and Notes (cost $64,629)		63,331

PRECIOUS METALS - 9.9%
Gold Bullion	116,741	194,801
Total Precious Metals (cost $168,563)		194,801

SHORT TERM INVESTMENTS - 6.9%
Investment Company - 6.9%
JNL Money Market Fund, 0.05% (a) (h)	134,215	134,215
Total Short Term Investments (cost $134,215)		134,215

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 98.9% (cost $1,704,311)		1,938,778
Other Assets and Liabilities, Net - 1.1% (o)		20,928
Total Net Assets - 100.0%		$1,959,706

JNL/JPMorgan International Value Fund
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 9.0%
Bayerische Motoren Werke AG	64	$5,792
Bridgestone Corp.	234	5,720
Honda Motor Co. Ltd.	323	12,455
InterContinental Hotels Group Plc	329	7,653
Kingfisher Plc	1,516	7,437
Nissan Motor Co. Ltd. (e)	1,093	11,752
Sodexo SA	114	9,345
		60,154
CONSUMER STAPLES - 5.7%
Asahi Breweries Ltd.	190	4,218
British American Tobacco Plc	226	11,377
Japan Tobacco Inc.	2	11,429
SABMiller Plc	134	5,396
Unilever NV	163	5,552
		37,972
ENERGY - 10.5%
BP Plc	1,831	13,638
CNOOC Ltd.	2,968	6,075
ENI SpA	681	15,968
JX Holdings Inc.	1,034	6,451
Repsol YPF SA	244	6,144
Royal Dutch Shell Plc	625	21,876
		70,152
FINANCIALS - 24.8%
African Bank Investments Ltd.	903	4,695
Allianz SE	132	15,807
Australia & New Zealand Banking Group Ltd. (e)	605	14,584
Aviva Plc	1,747	9,271
Banco Bilbao Vizcaya Argentaria SA	721	5,748
Barclays Plc	3,188	12,013
BNP Paribas	193	9,204
China Construction Bank Corp.	9,464	7,304
Credit Suisse Group AG (c)	233	6,638
Deutsche Bank AG	162	8,061
Deutsche Boerse AG	48	3,227
HSBC Holdings Plc	1,982	17,607
ING Groep NV (c)	600	4,994
Nordea Bank AB	1,105	10,052
Sumitomo Mitsui Financial Group Inc. (e)	516	17,068
Swedbank AB	225	3,491
Swiss Re Ltd. (c)	183	11,676
UniCredit SpA	1,091	5,463
		166,903
HEALTH CARE - 7.7%
Bayer AG	189	13,309
GlaxoSmithKline Plc	517	11,564
Roche Holding AG	59	10,314
Sanofi-Aventis SA	135	10,464
Teva Pharmaceutical Industries Ltd. - ADR	128	5,757
		51,408
INDUSTRIALS - 11.2%
Cie de Saint-Gobain	153	6,819
East Japan Railway Co.	76	4,798
European Aeronautic Defence & Space Co. NV	239	9,768
Experian Plc	293	4,568
Hutchison Whampoa Ltd.	1,043	10,430
Marubeni Corp.	785	5,709
Mitsubishi Electric Corp.	568	5,072
Mitsui & Co. Ltd.	219	3,606
Ruukki Group Oyj (c)	583	700
Schneider Electric SA	176	11,512
Sumitomo Corp. (e)	855	12,430
		75,412
INFORMATION TECHNOLOGY - 7.6%
Canon Inc.	189	9,031
Fujitsu Ltd.	1,697	9,009
Hitachi Ltd.	1,328	8,592
HON HAI Precision Industry Co. Ltd.	1,339	5,214
Samsung Electronics Co. Ltd.	9	10,229
Telefonaktiebolaget LM Ericsson	891	9,222
		51,297
MATERIALS - 5.6%
ArcelorMittal (e)	300	5,747
BASF SE	84	7,361
First Quantum Minerals Ltd.	223	4,244
Holcim Ltd.	35	2,298
Petropavlovsk Plc	156	1,393
Solvay SA	64	7,547
UPM-Kymmene Oyj (e)	677	9,217
		37,807
TELECOMMUNICATION SERVICES - 7.3%
KDDI Corp. (e)	1	6,715
Koninklijke KPN NV	144	1,587
KT Corp. - ADR	286	3,910
Nippon Telegraph & Telephone Corp.	159	7,197
Telecom Corp. of New Zealand Ltd.	2,808	5,583
Vodafone Group Plc	8,808	24,296
		49,288
UTILITIES - 6.4%
Centrica Plc	1,830	9,265
E.ON AG	458	10,981
GDF Suez	364	9,413
Snam Rete Gas SpA	1,926	9,263
Suez Environnement SA	278	4,269
		43,191
Total Common Stocks (cost $623,120)		643,584
PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	38	6,726
Total Preferred Stocks (cost $6,159)		6,726
SHORT TERM INVESTMENTS - 11.6%
Investment Company - 1.5%
JNL Money Market Fund, 0.05% (a) (h)	10,034	10,034

Securities Lending Collateral - 10.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	67,373	67,373

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	413	402
		67,775
Total Short Term Investments (cost $77,820)		77,809
Total Investments - 108.4% (cost $707,099)		728,119
Other Assets and Liabilities, Net - (8.4%)		(56,147)
Total Net Assets - 100.0%		$671,972

JNL/JPMorgan Mid Cap Growth Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 17.3%
Allison Transmission Holdings Inc. (c)	250	$5,963
BorgWarner Inc. (c) (e)	127	10,728
Coach Inc.	84	6,515
Dick’s Sporting Goods Inc.	187	9,010
Harley-Davidson Inc.	246	12,078
International Game Technology	439	7,363
Lululemon Athletica Inc. (c) (e)	82	6,094
Marriott International Inc.	301	11,393
Michael Kors Holdings Ltd. (c)	125	5,800
Sally Beauty Holdings Inc. (c)	318	7,891
Sirius XM Radio Inc. (c) (e)	3,890	8,986
Tempur-Pedic International Inc. (c)	54	4,551
Tesla Motors Inc. (c) (e)	89	3,311
Toll Brothers Inc. (c)	280	6,708
		106,391
CONSUMER STAPLES - 1.4%
Green Mountain Coffee Roasters Inc. (c) (e)	67	3,134
Herbalife Ltd.	77	5,299
		8,433
ENERGY - 7.7%
Cameron International Corp. (c)	233	12,284
CARBO Ceramics Inc. (e)	28	2,942
Concho Resources Inc. (c)	132	13,454
Core Laboratories NV (e)	49	6,394
Laredo Petroleum Holdings Inc. (c)	89	2,082
Pioneer Natural Resources Co.	42	4,631
Range Resources Corp.	91	5,314
		47,101
FINANCIALS - 8.7%
Air Lease Corp. (c) (e)	264	6,352
Axis Capital Holdings Ltd.	154	5,118
Blackstone Group LP	348	5,541
BOK Financial Corp.	106	5,938
Lazard Ltd. - Class A	181	5,161
Moody’s Corp.	241	10,154
ProLogis Inc.	169	6,080
T. Rowe Price Group Inc.	140	9,171
		53,515
HEALTH CARE - 12.0%
Alexion Pharmaceuticals Inc. (c)	78	7,224
Brookdale Senior Living Inc. (c)	404	7,555
Bruker Corp. (c)	224	3,431
Health Net Inc. (c)	152	6,021
Humana Inc.	108	9,942
Illumina Inc. (c) (e)	54	2,815
Perrigo Co.	80	8,265
Sirona Dental Systems Inc. (c)	138	7,133
Thoratec Corp. (c)	170	5,744
Valeant Pharmaceuticals International Inc. (c)	189	10,153
Vertex Pharmaceuticals Inc. (c)	132	5,393
		73,676
INDUSTRIALS - 19.5%
AGCO Corp. (c)	98	4,612
Armstrong World Industries Inc. (c)	123	5,994
Carlisle Cos. Inc.	170	8,481
Cooper Industries Plc	128	8,192
Cummins Inc.	65	7,746
IHS Inc. - Class A (c)	69	6,481
JB Hunt Transport Services Inc.	125	6,791
Kansas City Southern (c)	70	5,011
MSC Industrial Direct Co. - Class A	78	6,513
Pall Corp.	230	13,733
Rockwell Automation Inc.	104	8,321
Stericycle Inc. (c)	87	7,290
TransDigm Group Inc. (c)	68	7,876
Wabtec Corp.	112	8,449
WW Grainger Inc.	66	14,263
		119,753
INFORMATION TECHNOLOGY - 26.0%
Agilent Technologies Inc. (c)	188	8,346
Alliance Data Systems Corp. (c)	104	13,087
Aruba Networks Inc. (c)	222	4,937
Avago Technologies Ltd.	277	10,810
Citrix Systems Inc. (c)	129	10,211
Concur Technologies Inc. (c)	7	425
F5 Networks Inc. (c)	66	8,840
FactSet Research Systems Inc.	66	6,517
FleetCor Technologies Inc. (c)	150	5,812
Fortinet Inc. (c)	210	5,812
Freescale Semiconductor Holdings I Ltd. (c) (e)	175	2,693
KLA-Tencor Corp.	154	8,391
Microchip Technology Inc. (e)	158	5,889
Micros Systems Inc. (c)	110	6,104
NetApp Inc. (c)	128	5,748
Nuance Communications Inc. (c)	296	7,582
OpenTable Inc. (c) (e)	68	2,736
Polycom Inc. (c)	266	5,067
Rackspace Hosting Inc. (c)	110	6,363
Red Hat Inc. (c)	138	8,253
Salesforce.com Inc. (c)	34	5,315
TIBCO Software Inc. (c)	220	6,722
VeriFone Holdings Inc. (c)	124	6,437
Xilinx Inc.	219	7,978
		160,075
MATERIALS - 3.4%
FMC Corp.	113	11,994
Sherwin-Williams Co.	83	9,008
		21,002
Total Common Stocks (cost $513,467)		589,946
SHORT TERM INVESTMENTS - 12.1%
Investment Company - 3.5%
JNL Money Market Fund, 0.05% (a) (h)	21,512	21,512

Securities Lending Collateral - 8.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	52,513	52,513

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	205	200
		52,713
Total Short Term Investments (cost $74,229)		74,225
Total Investments - 108.1% (cost $587,696)		664,171
Other Assets and Liabilities, Net - (8.1%)		(49,555)
Total Net Assets - 100.0%		$614,616

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.1%
ACE Securities Corp. REMIC, 0.37%, 02/25/31 (i)	$221	$182
AH Mortgage Advance Trust, 2.63%, 05/10/42 (r)	1,337	1,334
Banc of America Commercial Mortgage Inc. REMIC, 6.20%, 09/11/36 (i)	1,943	2,030
CompuCredit Acquired Portfolio Voltage Master Trust, 0.41%, 09/15/18 (i)	203	193
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	86	93
Countrywide Alternative Loan Trust REMIC
0.45%, 07/20/46 (i)	1,085	443
0.44%, 12/20/46 (i)	1,316	706
Countrywide Home Equity Loan Trust, 0.53%, 02/15/34 (i)	513	342
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,012	1,043
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/11/17	3,608	3,651
IndyMac Seconds Asset Backed Trust REMIC, 0.37%, 06/25/36 (i)	920	172
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,824
MASTR Adjustable Rate Mortgages Trust REMIC, 2.36%, 02/25/34 (i)	669	560
Morgan Stanley Capital I REMIC, 4.05%, 06/15/21	1,697	1,821
Morgan Stanley Mortgage Loan Trust REMIC, 2.73%, 10/25/34 (i)	544	470
NCUA Guaranteed Notes REMIC, 1.60%, 10/29/20	2,155	2,178
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,413	4,458
Provident Funding Mortgage Loan Trust REMIC, 2.63%, 10/25/35 (i)	361	310
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	3,800	3,799
SACO I Inc. REMIC, 0.50%, 06/25/36 (i)	300	153
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i)	3,496	3,549
Structured Asset Mortgage Investments Inc. REMIC, 0.45%, 08/25/36 (i)	1,302	759
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,483	2,926
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	2,931	3,064
6.00%, 06/25/37	712	649
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	5,091
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,468)		42,800
CORPORATE BONDS AND NOTES - 1.9%
CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22 (e)	700	677
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	790
		1,467
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	672
Phillips 66, 4.30%, 04/01/22	912	928
		1,600
FINANCIALS - 1.2%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,577
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	3,943
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,634
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	864
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,443
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,649
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,689
		16,799
INDUSTRIALS - 0.1%
Lockheed Martin Corp., 3.35%, 09/15/21	984	986
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,927
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,322
		3,249
UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,211
Virginia Electric and Power Co., 2.95%, 01/15/22	870	861
		2,072
Total Corporate Bonds and Notes (cost $25,690)		26,173

GOVERNMENT AND AGENCY OBLIGATIONS - 89.9%
GOVERNMENT SECURITIES - 34.9%
Federal Farm Credit Bank - 0.6% (v)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	8,996
Federal Home Loan Bank - 1.3% (v)
Federal Home Loan Bank
4.88%, 05/17/17 (e)	10,000	11,859
5.25%, 12/11/20	4,500	5,568
		17,427
Federal National Mortgage Association - 2.3% (v)
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 - 03/23/28 (j)	42,000	31,713
		31,713
Sovereign - 4.1%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	4,275
Israel Government Aid Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	24,523
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,199
Residual Funding, 0.00%, 10/15/19 - 01/15/30 (j)	16,210	11,791

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Tennessee Valley Authority, 0.00%, 07/15/37 (j)	6,000	2,071
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	11,252
		56,111
Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,767	18,054
2.00%, 01/15/26 (n)	5,916	7,250
2.38%, 01/15/27 (n)	2,259	2,899
		28,203
U.S. Treasury Securities - 24.6%
U.S. Treasury Bond
3.12%, 08/15/21 (e)	25,000	20,181
5.25%, 11/15/28 - 02/15/29	30,000	39,228
5.38%, 02/15/31	33,000	44,385
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	75,000	76,990
4.63%, 02/15/17	22,000	25,761
4.75%, 08/15/17	17,000	20,187
3.38%, 11/15/19	50,000	55,820
2.63%, 08/15/20	30,000	31,629
2.00%, 02/15/22 (e)	25,000	24,520
		338,701
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 55.0%
Federal Home Loan Mortgage Corp. - 23.1%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	2	2
8.00%, 07/01/20	12	14
6.00%, 11/01/28	202	226
7.00%, 04/01/29 - 08/01/32	215	248
5.00%, 08/01/33 - 12/01/34	3,688	4,079
5.27%, 12/01/35 (i)	2,774	2,946
3.05%, 01/01/37 (i)	209	223
5.50%, 07/01/38	24,955	27,154
4.50%, 10/01/40	2,986	3,197
REMIC, 5.00%, 10/15/17 - 08/15/39	97,558	106,411
REMIC, 4.50%, 06/15/18 - 07/15/34	37,795	41,510
REMIC, 5.50%, 01/15/26 - 07/15/40	55,180	61,943
REMIC, 3.50%, 02/15/26 - 06/15/26	35,400	37,155
REMIC, 3.00%, 04/15/31	24,756	25,798
REMIC, 4.00%, 06/15/36	5,000	5,360
REMIC, 6.00%, 07/15/37	2,000	2,343
		318,609
Federal National Mortgage Association - 23.9%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	2	2
12.00%, 01/01/16 - 01/15/16	12	14
5.00%, 02/01/19 - 11/01/40	53,044	58,236
11.50%, 09/01/19	—	—
10.50%, 08/01/20	3	3
3.27%, 01/01/22	9,974	10,413
4.00%, 02/01/25 - 09/01/25	17,752	18,819
6.50%, 03/01/26 - 03/01/36	1,636	1,839
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	136	160
6.00%, 02/01/31 - 12/01/36	21,473	24,013
7.50%, 02/01/31	15	18
5.50%, 02/01/35 - 10/01/36	13,597	14,959
REMIC, 5.00%, 05/25/18 - 09/25/39	34,336	37,468
REMIC, 4.00%, 01/25/19 - 04/25/30	27,704	28,958
REMIC, 4.50%, 04/25/23 - 12/25/40	55,845	60,643
REMIC, 3.50%, 07/25/33	1,368	1,433
REMIC, 5.50%, 12/25/34 - 11/25/35	30,023	33,484
REMIC, 0.00%, 04/25/36 (j)	5,281	4,892
REMIC, 6.00%, 02/25/37 (i)	8,918	10,025
REMIC, 11.04%, 02/25/40 (i)	750	748
REMIC, 7.50%, 12/25/41	8,728	10,049
REMIC, 5.75%, 06/25/42	2,214	2,435
REMIC, 4.68%, 06/25/43	5,445	5,832
REMIC, 6.00%, 12/25/49	2,306	2,594
REMIC, Interest Only, 6.31%, 10/25/27 (i)	23,931	2,034
		329,095
Government National Mortgage Association - 8.0%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,926	3,317
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	22,034
REMIC, 6.50%, 06/20/28 - 06/16/31	3,645	4,082
REMIC, 5.00%, 09/20/32 - 05/20/40	20,578	22,888
REMIC, 5.50%, 03/20/33 - 02/16/38	23,152	25,264
REMIC, 6.00%, 12/16/33	3,277	3,832
REMIC, 3.00%, 04/20/39	9,240	9,633
REMIC, 4.50%, 06/20/39	10,000	11,067
Government National Mortgage Association, Interest Only REMIC
6.50%, 11/20/34	138	2
6.16%, 05/16/38 (i)	6,466	1,247
5.89%, 07/20/41 (i)	43,684	6,477
		109,843
Total Government and Agency Obligations (cost $1,144,704)		1,238,698
SHORT TERM INVESTMENTS - 6.3%
Investment Company - 4.8%
JNL Money Market Fund, 0.05% (a) (h)	66,330	66,330
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	19,689	19,689
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	1,553	1,513
		21,202
Total Short Term Investments (cost $87,573)		87,532
Total Investments - 101.2% (cost $1,302,451)		1,395,203
Other Assets and Liabilities, Net - (1.2%)		(16,152)
Total Net Assets - 100.0%		$1,379,051

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 5.5%
CFAO SA	204	$8,761
Cia Hering	33	858
Corp GEO SAB de CV (c)	323	504
Daphne International Holdings Ltd.	520	714
Desarrolladora Homex SAB de CV - ADR (c) (e)	60	1,126
Grupo Televisa SA - GDR	578	12,176
Hyundai Mobis	66	16,668
Mando Corp.	6	849
MRV Engenharia e Participacoes SA	125	884
Truworths International Ltd.	1,540	16,234
Woolworths Holdings Ltd.	259	1,626

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Woongjin Coway Co. Ltd.	409	13,591
		73,991
CONSUMER STAPLES - 13.4%
British American Tobacco Plc	518	9,576
Cia de Bebidas das Americas - ADR	355	14,677
CP ALL PCL	5,644	11,984
Eastern Tobacco	238	4,094
Hite Jinro Co. Ltd.	159	3,626
Kimberly-Clark de Mexico SAB de CV	4,567	10,210
KT&G Corp.	377	26,765
Magnit OJSC - GDR (r)	352	10,250
Massmart Holdings Ltd.	188	3,982
Natura Cosmeticos SA	837	18,095
Oriflame Cosmetics SA - SDR (e)	224	8,623
Shoprite Holdings Ltd.	1,387	24,861
Souza Cruz SA	1,220	18,580
Tiger Brands Ltd.	390	13,706
		179,029
ENERGY - 6.1%
Alliance Oil Co. Ltd. - SDR (c)	69	760
Banpu Public Co. Ltd.	425	8,368
Eurasia Drilling Co. Ltd. - GDR	31	863
Gazprom OAO - ADR	808	9,886
Gazprom OAO - ADR	657	8,030
Gazprom OAO - ADR	1	15
Lukoil OAO - ADR	170	10,323
Lukoil OAO - ADR	3	193
Oil & Gas Development Co. Ltd.	4,317	8,003
Pacific Rubiales Energy Corp.	36	1,060
Pakistan Petroleum Ltd.	4,339	8,762
Petroleo Brasileiro SA - ADR	34	872
PT Tambang Batubara Bukit Asam Tbk	3,822	8,575
PTT Exploration & Production PCL	299	1,692
TMK OAO - GDR	41	551
TMK OAO - GDR	2	32
YPF SA - ADR	478	13,579
		81,564
FINANCIALS - 22.9%
Agricultural Bank of China (e)	2,056	882
Akbank T.A.S.	2,784	10,931
Banco do Brasil SA	2,965	42,116
BanColombia SA - ADR	13	828
Bank Mandiri Persero Tbk PT	13,944	10,464
Bank of India	1,376	9,781
Bank Rakyat Indonesia Persero Tbk PT	863	657
China Construction Bank Corp.	15,748	12,155
Commercial International Bank	3,045	12,657
Grupo Financiero Banorte SAB de CV	173	767
Halyk Savings Bank of Kazakhstan JSC - GDR (c)	63	410
ICICI Bank Ltd. - ADR	20	687
Kasikornbank PCL	2,214	11,240
KB Financial Group Inc.	496	18,196
Korea Life Insurance Co. Ltd.	2,592	17,157
Nedbank Group Ltd.	616	13,188
OTP Bank Rt (e)	994	17,281
Ping an Insurance Group Co. of China Ltd.	109	824
Punjab National Bank Ltd.	1,123	20,394
Sanlam Ltd.	2,572	11,145
Sberbank of Russia - ADR	2,086	27,926
Shinhan Financial Group Co. Ltd.	797	30,861
SM Investments Corp.	31	472
Standard Bank Group Ltd.	841	12,218
Turkiye Is Bankasi SA	9,246	22,809
		306,046
INDUSTRIALS - 8.0%
Bharat Heavy Electricals Ltd.	2,713	13,708
Bidvest Group Ltd.	822	19,292
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	496	659
China National Materials Co. Ltd.	1,337	543
China State Construction International Holdings Ltd. (e)	1,060	990
Cia de Concessoes Rodoviarias	1,573	12,727
Globaltrans Investment Plc - GDR	52	897
KOC Holding A/S	3,276	13,318
KOC Holding A/S - ADR	24	481
Localiza Rent a Car SA	40	738
Murray & Roberts Holdings Ltd. (c) (e)	2,078	7,642
Orascom Construction Industries	370	16,021
Samsung Engineering Co. Ltd.	3	643
United Tractors Tbk PT	3,031	10,957
Weichai Power Co. Ltd. (e)	1,978	9,263
		107,879
INFORMATION TECHNOLOGY - 17.0%
AAC Technologies Holdings Inc.	276	752
Cielo SA	1,225	41,340
Cielo SA - ADR	20	668
HON HAI Precision Industry Co. Ltd.	110	428
HON HAI Precision Industry Co. Ltd. - GDR	1,765	13,798
HTC Corp.	857	17,503
HTC Corp. - GDR	5	377
Infosys Technologies Ltd. - ADR (e)	137	7,813
MediaTek Inc.	979	9,403
Netease.com - ADR (c)	192	11,155
NHN Corp. (c)	85	19,551
Redecard SA	2,419	46,979
Samsung Electronics Co. Ltd.	30	34,107
Synnex Technology International Corp.	293	729
Taiwan Semiconductor Manufacturing Co. Ltd.	143	411
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,444	22,067
Tripod Technology Corp.	151	509
		227,590
MATERIALS - 11.3%
Cia Siderurgica Nacional SA - ADR	1,630	15,424
First Quantum Minerals Ltd.	621	11,842
Grupo Mexico SAB de CV (e)	7,250	22,893
Hidili Industry International Development Ltd. (e)	958	341
Huabao International Holdings Ltd. (e)	17,672	11,548
Jindal Steel & Power Ltd.	1,206	12,906
Kumba Resources Ltd.	36	926
Pretoria Portland Cement Co. Ltd.	2,659	11,371
Semen Gresik Persero Tbk PT	6,935	9,311
Siam Cement PCL	876	11,804
Uralkali - GDR	311	11,709
Uralkali - GDR	4	154
Vale SA - ADR	22	501
Vale SA - ADR	1,289	30,078
		150,808
TELECOMMUNICATION SERVICES - 11.0%
America Movil SAB de CV - ADR	710	17,618
China Mobile Ltd. - ADR	384	21,166
Egyptian Co. for Mobile Services	166	4,941
Mobile Telesystems - ADR	1,296	23,778

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
NII Holdings Inc. - Class B (c)	23	417
Philippine Long Distance Telephone Co. - ADR	430	26,717
PT Telekomunikasi Indonesia - ADR	784	23,794
Turkcell Iletisim Hizmet A/S	4,188	21,356
Turkcell Iletisim Hizmet A/S - ADR (c)	31	388
Vodacom Group Ltd.	497	7,017
		147,192
UTILITIES - 2.3%
Companhia Energetica de Minas Gerais - ADR	929	22,101
Perusahaan Gas Negara PT	21,873	9,114
		31,215
Total Common Stocks (cost $1,244,113)		1,305,314
PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marcopolo SA	164	835
Total Preferred Stocks (cost $671)		835
RIGHTS - 0.1%
Murray & Roberts Holdings Ltd. (c) (e)	706	926
Total Rights (cost $0)		926
SHORT TERM INVESTMENTS - 4.7%
Investment Company - 1.5%
JNL Money Market Fund, 0.05% (a) (h)	20,303	20,303
Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	41,389	41,389
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	393	383
		41,772
Total Short Term Investments (cost $62,085)		62,075
Total Investments - 102.4% (cost $1,306,870)		1,369,150
Other Assets and Liabilities, Net - (2.4%)		(31,545)
Total Net Assets - 100.0%		$1,337,605

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 18.7%
ANN Inc. (c)	65	$1,847
AutoZone Inc. (c)	21	7,752
Big Lots Inc. (c)	108	4,625
Darden Restaurants Inc.	74	3,806
DeVry Inc.	55	1,870
Interpublic Group of Cos. Inc.	249	2,843
Lear Corp.	81	3,780
Macy’s Inc.	198	7,875
Marriott International Inc. - Class A	47	1,790
Newell Rubbermaid Inc.	210	3,738
Ross Stores Inc.	148	8,610
		48,536
CONSUMER STAPLES - 5.5%
Energizer Holdings Inc. (c)	50	3,709
Molson Coors Brewing Co. - Class B	147	6,643
Ralcorp Holdings Inc. (c)	54	3,971
		14,323
ENERGY - 6.6%
Cameron International Corp. (c)	97	5,124
Marathon Petroleum Corp.	46	2,003
Noble Energy Inc.	32	3,100
Rosetta Resources Inc. (c)	40	1,941
Rowan Cos. Inc. (c)	149	4,897
		17,065
FINANCIALS - 15.6%
Ameriprise Financial Inc.	89	5,096
CBRE Group Inc. - Class A (c)	107	2,136
Duke Realty Corp.	232	3,333
Fifth Third Bancorp	340	4,781
Invesco Ltd.	212	5,659
Janus Capital Group Inc.	153	1,359
Kilroy Realty Corp.	85	3,943
LaSalle Hotel Properties	96	2,704
Macerich Co.	47	2,697
PartnerRe Ltd.	41	2,804
Signature Bank (c)	52	3,291
Willis Group Holdings Plc	74	2,588
		40,391
HEALTH CARE - 8.3%
Aetna Inc.	101	5,071
AMERIGROUP Corp. (c)	28	1,864
CareFusion Corp. (c)	130	3,368
Henry Schein Inc. (c)	35	2,649
Medicis Pharmaceutical Corp.	72	2,710
Vertex Pharmaceuticals Inc. (c)	35	1,440
Zimmer Holdings Inc.	69	4,429
		21,531
INDUSTRIALS - 11.0%
BE Aerospace Inc. (c)	58	2,714
Corrections Corp. of America (c)	167	4,558
Dover Corp.	81	5,103
Equifax Inc.	51	2,248
Parker Hannifin Corp.	58	4,904
Rockwell Collins Inc.	86	4,956
SPX Corp.	51	3,931
		28,414
INFORMATION TECHNOLOGY - 22.2%
Agilent Technologies Inc.	116	5,154
Amdocs Ltd. (c)	123	3,891
Analog Devices Inc.	65	2,610
Autodesk Inc. (c)	133	5,612
BMC Software Inc. (c)	103	4,136
Fidelity National Information Services Inc.	102	3,368
Intuit Inc.	71	4,239
Lexmark International Inc.	114	3,789
Marvell Technology Group Ltd. (c)	255	4,003
NetApp Inc. (c)	118	5,296
Polycom Inc. (c)	117	2,239
Quest Software Inc. (c)	111	2,583
Symantec Corp. (c)	189	3,527
Vantiv Inc. - Class A (c)	97	1,912
Xilinx Inc. (e)	142	5,159
		57,518
MATERIALS - 6.5%
Ball Corp.	127	5,463
Cliffs Natural Resources Inc.	31	2,168

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Compass Minerals International Inc.	25	1,793
Eastman Chemical Co.	127	6,544
Walter Industries Inc.	17	977
		16,945
UTILITIES - 0.2%
Energen Corp.	8	388
Total Common Stocks (cost $223,215)		245,111
PREFERRED STOCKS - 0.7%
INDUSTRIALS - 0.7%
Better Place (f) (q)	406	1,843
Total Preferred Stocks (cost $1,015)		1,843
SHORT TERM INVESTMENTS - 4.5%
Investment Company - 4.4%
JNL Money Market Fund, 0.05% (a) (h)	11,378	11,378
Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	162	162
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	211	205
		367
Total Short Term Investments (cost $11,751)		11,745
Total Investments - 99.8% (cost $235,981)		258,699
Other Assets and Liabilities, Net - 0.2%		508
Total Net Assets - 100.0%		$259,207

JNL/M&G Global Basics Fund
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 2.7%
Compagnie des Alpes (e)	101	$2,247
Hongkong & Shanghai Hotels	4,892	6,657
		8,904
CONSUMER STAPLES - 16.8%
Agrana Beteiligungs AG	59	6,418
Baron de Ley SA (c)	30	1,811
Colgate-Palmolive Co.	109	10,609
Elizabeth Arden Inc. (c)	120	4,184
Kerry Group Plc	142	6,582
Kirin Holdings Co. Ltd.	546	7,110
Marico Ltd.	573	1,975
Petra Foods Ltd.	447	864
PZ Cussons Plc	1,363	6,532
Suedzucker AG	67	2,134
Unilever Plc	56	1,835
Yakult Honsha Co. Ltd. (e)	134	4,629
		54,683
ENERGY - 15.6%
African Petroleum Corp. Ltd. (c)	496	874
Aquila Resources Ltd. (c) (e)	1,241	6,440
BP Plc	267	1,988
Chevron Corp.	73	7,823
Equatorial Resources Ltd. (c)	365	1,011
Indus Gas Ltd. (c)	33	556
Nexus Energy Ltd. (c) (e)	7,172	1,647
Santos Ltd. (e)	734	10,837
Tap Oil Ltd. (c)	259	237
Tullow Oil Plc	783	19,147
		50,560
FINANCIALS - 3.1%
AMMB Holdings Bhd	4,936	10,186
HEALTH CARE - 6.2%
Ansell Ltd. (e)	716	11,062
Genus Plc	106	2,171
GI Dynamics Inc. (c) (q)	1,010	1,099
Mesoblast Ltd. (c) (e)	541	4,411
Starpharma Holdings Ltd. (c) (e)	802	1,433
		20,176
INDUSTRIALS - 16.3%
DP World Ltd.	422	4,996
Fluor Corp.	172	10,309
Fraser and Neave Ltd.	3,205	17,096
G4S Plc	3,062	13,342
Noble Group Ltd.	6,033	6,629
United Parcel Service Inc.	6	517
		52,889
MATERIALS - 37.5%
Alacer Gold Corp. (c) (e)	409	3,477
AMCOL International Corp. (e)	105	3,102
Centerra Gold Inc.	443	6,893
Cudeco Ltd. (c) (e)	561	2,023
Discovery Metals Ltd. (c) (e)	603	999
Eldorado Gold Corp.	154	2,108
Galaxy Resources Ltd. (c) (e) (f)	786	721
Harry Winston Diamond Corp. (c)	127	1,875
Hochschild Mining Plc	722	5,367
Iluka Resources Ltd. (e)	800	14,831
Imerys SA	163	9,905
Ivanhoe Australia Ltd. (c) (e)	1,385	2,182
K+S AG	234	12,242
Minefinders Corp. (c)	42	584
Monsanto Co.	134	10,712
Newmont Mining Corp.	42	2,148
OZ Minerals Ltd. (e)	927	9,398
Panoramic Resources Ltd.	368	426
Resolute Mining Ltd. (c) (e)	1,345	2,508
Scotts Miracle-Gro Co. - Class A (e)	217	11,726
St. Barbara Ltd. (c) (e)	300	641
Symrise AG	485	14,047
Umicore	51	2,815
Uralkali - GDR	25	956
		121,686
Total Common Stocks (cost $296,412)		319,084

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG	38	415
Total Preferred Stocks (cost $290)		415

SHORT TERM INVESTMENTS - 11.5%
Investment Company - 2.0%
JNL Money Market Fund, 0.05% (a) (h)	6,372	6,372

Securities Lending Collateral - 9.5%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	30,789	30,789

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Total Short Term Investments (cost $37,161)		37,161
Total Investments - 109.8% (cost $333,863)		356,660
Other Assets and Liabilities, Net - (9.8%)		(31,842)
Total Net Assets - 100.0%		$324,818

JNL/M&G Global Leaders Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 14.2%
Aaron’s Inc.	13	$337
Amer Sports Oyj	43	557
CBS Corp.	17	590
Harley-Davidson Inc.	11	554
Lowe’s Cos. Inc.	34	1,067
Madison Square Garden Inc. - Class A (c)	9	308
MGM Resorts International (c)	30	404
Pioneer Corp. (c) (e)	91	467
Sega Sammy Holdings Inc.	31	650
Time Warner Cable Inc.	9	725
TripAdvisor Inc. (c) (e)	12	444
		6,103
CONSUMER STAPLES - 7.2%
CVS Caremark Corp.	14	623
Dr. Pepper Snapple Group Inc.	8	338
HJ Heinz Co.	12	637
Kobayashi Pharmaceutical Co. Ltd. (e)	7	356
Lawson Inc. (e)	6	353
SUPERVALU Inc. (e)	5	28
Tesco Plc	77	404
Treasury Wine Estates Ltd.	87	371
		3,110
ENERGY - 9.1%
Anadarko Petroleum Corp.	6	431
China Petroleum & Chemical Corp.	378	412
Forest Oil Corp. (c)	40	482
Hess Corp.	7	430
Marathon Oil Corp.	10	320
Repsol YPF SA	19	475
Santos Ltd. (e)	31	463
Sunoco Inc.	10	382
Talisman Energy Inc.	40	500
		3,895
FINANCIALS - 10.4%
AIA Group Ltd.	67	245
Citigroup Inc.	22	807
Intesa Sanpaolo SpA	318	569
Krung Thai Bank PCL	880	499
Krung Thai Bank PCL - NVDR	278	158
NOMOS-BANK - GDR (c)	29	425
State Bank of India Ltd. - GDR	5	378
Unum Group	17	414
Wells Fargo & Co.	28	956
		4,451
HEALTH CARE - 10.7%
CIGNA Corp.	10	512
Eli Lilly & Co.	18	713
Haemonetics Corp. (c)	2	160
Medicis Pharmaceutical Corp. - Class A	2	56
Merck KGaA	3	296
Myriad Genetics Inc. (c)	23	537
Novartis AG	10	581
Pfizer Inc.	39	875
Sanofi-Aventis SA	11	840
		4,570
INDUSTRIALS - 20.6%
ABM Industries Inc.	14	335
Bodycote Plc	45	277
Deutsche Lufthansa AG	37	523
Fiat Industrial SpA (c)	25	268
Fortune Brands Home & Security Inc. (c)	24	523
General Electric Co.	71	1,425
ITT Corp.	21	480
JGC Corp. (e)	16	499
Nidec Corp. (e)	9	850
Noble Group Ltd.	487	535
Northrop Grumman Systems Corp.	9	525
Rolls-Royce Holdings Plc (c)	23	304
Snap-On Inc.	10	634
Toyota Tsusho Corp.	27	552
UTi Worldwide Inc.	24	408
Xylem Inc.	25	694
		8,832
INFORMATION TECHNOLOGY - 18.0%
Cisco Systems Inc.	43	905
eBay Inc. (c)	25	933
Google Inc. - Class A (c)	1	449
Hitachi Ltd.	155	1,003
Intel Corp.	26	717
Nomura Research Institute Ltd.	17	415
Omron Corp.	22	485
Parametric Technology Corp. (c)	15	416
QUALCOMM Inc.	16	1,102
SAP AG	9	605
Yokogawa Electric Corp. (c) (e)	66	677
		7,707
MATERIALS - 5.1%
Anglo American Plc	15	574
BASF SE	7	603
Newmont Mining Corp.	11	538
SunCoke Energy Inc. (c) (e)	20	278
Tikkurila Oyj (e)	10	185
		2,178
TELECOMMUNICATION SERVICES - 0.6%
China Communication Services Corp. Ltd.	538	260

UTILITIES - 1.4%
EDP - Energias do Brasil SA	27	621
Total Common Stocks (cost $38,583)		41,727

SHORT TERM INVESTMENTS - 11.0%
Investment Company - 2.8%
JNL Money Market Fund, 0.05% (a) (h)	1,212	1,212

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	3,525	3,525
Total Short Term Investments (cost $4,737)		4,737

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 108.3% (cost $43,320)		46,464
Other Assets and Liabilities, Net - (8.3%)		(3,559)
Total Net Assets - 100.0%		$42,905

JNL/Mellon Capital Management 10 x 10 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (4.2%) (a)	2,281	$27,664
JNL/Mellon Capital Management International Index Fund (2.2%) (a)	2,537	29,909
JNL/Mellon Capital Management JNL 5 Fund (4.6%) (a)	16,556	151,326
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.8%) (a)	2,137	31,012
JNL/Mellon Capital Management S&P 500 Index Fund (2.2%) (a)	2,587	30,499
JNL/Mellon Capital Management Small Cap Index Fund (3.3%) (a)	2,363	30,669
Total Investment Companies (cost $248,459)		301,079
Total Investments - 100.0% (cost $248,459)		301,079
Other Assets and Liabilities, Net - (0.0%)		(18)
Total Net Assets - 100.0%		$301,061

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (13.5%) (a)	7,323	$88,824
JNL/Mellon Capital Management International Index Fund (6.9%) (a)	8,145	96,034
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (12.3%) (a)	6,863	99,576
JNL/Mellon Capital Management S&P 500 Index Fund (7.2%) (a)	8,306	97,927
JNL/Mellon Capital Management Small Cap Index Fund (10.5%) (a)	7,586	98,473
Total Investment Companies (cost $418,399)		480,834
Total Investments - 100.0% (cost $418,399)		480,834
Other Assets and Liabilities, Net - (0.0%)		(26)
Total Net Assets - 100.0%		$480,808

JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 3.5%
OPAP SA	88	$860
CONSUMER STAPLES - 6.0%
Colruyt SA	21	830
Tesco Plc	125	661
		1,491
ENERGY - 9.5%
BP Plc	110	817
Royal Dutch Shell Plc	21	750
SBM Offshore NV	38	782
		2,349
FINANCIALS - 19.8%
Danske Bank A/S (c)	62	1,047
DnB NOR ASA	80	1,029
Hannover Rueckversicherung AG	16	937
Klepierre	27	951
Zurich Financial Services AG	3	928
		4,892
HEALTH CARE - 16.0%
Actelion Ltd. (c)	23	831
AstraZeneca Plc	17	755
Novartis AG	14	757
Roche Holding AG	5	802
Smith & Nephew Plc	81	817
		3,962
INDUSTRIALS - 3.5%
Balfour Beatty Plc	191	869

INFORMATION TECHNOLOGY - 3.0%
Neopost SA (e)	12	748

MATERIALS - 10.2%
Anglo American Plc	21	801
BHP Billiton Plc	27	830
Rio Tinto Plc	16	895
		2,526
TELECOMMUNICATION SERVICES - 17.9%
France Telecom SA	50	739
Koninklijke KPN NV	66	724
Mobistar SA	15	745
Swisscom AG	2	833
TDC A/S	98	716
Vivendi SA	36	657
		4,414
UTILITIES - 10.6%
Enel SpA	192	696
RWE AG	22	1,063
Snam Rete Gas SpA	177	853
		2,612
Total Common Stocks (cost $26,447)		24,723

SHORT TERM INVESTMENTS - 0.3%
Securities Lending Collateral - 0.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	74	74
Total Short Term Investments (cost $74)		74
Total Investments - 100.3% (cost $26,521)		24,797
Other Assets and Liabilities, Net - (0.3%)		(82)
Total Net Assets - 100.0%		$24,715

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 4.1%
USS Co. Ltd.	42	$4,270

CONSUMER STAPLES - 15.2%
FamilyMart Co. Ltd.	94	3,973
Metcash Ltd. (e) (f)	915	4,076
Nippon Meat Packers Inc. (e)	308	3,934
Woolworths Ltd.	147	3,966
		15,949
FINANCIALS - 43.2%
Australia & New Zealand Banking Group Ltd.	98	2,362
Bank of Yokohama Ltd.	435	2,187
Bendigo and Adelaide Bank Ltd. (e)	249	2,004
China Bank Ltd.	318	2,038
Goodman Group	6,491	4,660
Hang Seng Bank Ltd. (e)	174	2,311
Insurance Australia Group Ltd. (e)	1,240	4,378
Mitsubishi UFJ Financial Group Inc.	486	2,440
National Australia Bank Ltd.	86	2,193
QBE Insurance Group Ltd. (e)	285	4,189
Resona Holdings Inc.	468	2,163
Stockland	1,162	3,542
Sumitomo Mitsui Financial Group Inc.	74	2,453
Suncorp Group Ltd.	441	3,849
Suruga Bank Ltd. (e)	230	2,357
Westpac Banking Corp.	100	2,279
		45,405
INDUSTRIALS - 8.7%
East Japan Railway Co.	60	3,767
Toll Holdings Ltd. (e)	876	5,344
		9,111
MATERIALS - 11.6%
Air Water Inc.	298	3,867
Sims Metal Management Ltd. (e)	294	4,494
Taiyo Nippon Sanso Corp. (e)	545	3,864
		12,225
TELECOMMUNICATION SERVICES - 10.1%
Nippon Telegraph & Telephone Corp.	74	3,372
NTT DoCoMo Inc. (e)	2	3,464
Telstra Corp. Ltd.	1,113	3,791
		10,627
UTILITIES - 3.7%
Tokyo Gas Co. Ltd.	832	3,925
Total Common Stocks (cost $97,037)		101,512

INVESTMENT COMPANIES - 2.3%
Vanguard Pacific Vipers	45	2,371
Total Investment Companies (cost $2,354)		2,371

SHORT TERM INVESTMENTS - 16.1%
Investment Company - 0.0%
JNL Money Market Fund, 0.05% (a) (h)	19	19

Securities Lending Collateral - 16.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	16,961	16,961
Total Short Term Investments (cost $16,980)		16,980
Total Investments - 115.0% (cost $116,371)		120,863
Other Assets and Liabilities, Net - (15.0%)		(15,774)
Total Net Assets - 100.0%		$105,089

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 10.7%
Abercrombie & Fitch Co. - Class A	8	$404
Amazon.com Inc. (c)	37	7,571
Apollo Group Inc. - Class A (c)	12	470
AutoNation Inc. (c) (e)	6	201
AutoZone Inc. (c)	3	1,039
Bed Bath & Beyond Inc. (c)	25	1,634
Best Buy Co. Inc.	30	708
Big Lots Inc. (c)	7	299
BorgWarner Inc. (c) (e)	11	944
Cablevision Systems Corp. - Class A	21	314
Carmax Inc. (c)	24	820
Carnival Corp.	46	1,465
CBS Corp. - Class B	66	2,242
Chipotle Mexican Grill Inc. (c)	3	1,327
Coach Inc.	29	2,279
Comcast Corp. - Class A	280	8,403
Darden Restaurants Inc.	14	708
DeVry Inc.	6	193
DIRECTV - Class A (c)	70	3,449
Discovery Communications Inc. - Class A (c)	27	1,344
Dollar Tree Inc. (c)	12	1,142
DR Horton Inc.	30	448
Expedia Inc. (e)	9	310
Family Dollar Stores Inc.	12	778
Ford Motor Co.	391	4,882
GameStop Corp. - Class A (c) (e)	13	287
Gannett Co. Inc.	22	343
Gap Inc.	36	946
Genuine Parts Co.	16	1,016
Goodyear Tire & Rubber Co. (c)	26	292
H&R Block Inc.	30	501
Harley-Davidson Inc.	24	1,187
Harman International Industries Inc.	7	304
Hasbro Inc.	13	463
Home Depot Inc.	158	7,970
International Game Technology	31	513
Interpublic Group of Cos. Inc.	45	517
J.C. Penney Co. Inc. (e)	14	495
Johnson Controls Inc.	70	2,280
Kohl’s Corp.	26	1,315
Leggett & Platt Inc. (e)	13	305
Lennar Corp. - Class A (e)	17	467
Limited Brands Inc.	25	1,178
Lowe’s Cos. Inc.	129	4,047
Macy’s Inc.	42	1,678
Marriott International Inc. - Class A	28	1,057
Mattel Inc.	35	1,185
McDonald’s Corp.	105	10,308
McGraw-Hill Cos. Inc.	30	1,473
NetFlix Inc. (c) (e)	6	656
Newell Rubbermaid Inc.	30	530

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
News Corp. - Class A	226	4,443
Nike Inc. - Class B	38	4,141
Nordstrom Inc.	16	918
O’Reilly Automotive Inc. (c)	13	1,206
Omnicom Group Inc.	29	1,449
Priceline.com Inc. (c)	5	3,684
Pulte Homes Inc. (c)	31	277
Ralph Lauren Corp. - Class A	7	1,143
Ross Stores Inc.	23	1,362
Scripps Networks Interactive Inc. - Class A	10	478
Sears Holdings Corp. (c) (e)	4	264
Stanley Black & Decker Inc.	17	1,317
Staples Inc.	73	1,176
Starbucks Corp.	77	4,329
Starwood Hotels & Resorts Worldwide Inc.	20	1,101
Target Corp.	69	4,030
Tiffany & Co.	13	916
Time Warner Cable Inc.	33	2,685
Time Warner Inc.	100	3,779
TJX Cos. Inc.	78	3,089
TripAdvisor Inc. (c) (e)	9	330
Urban Outfitters Inc. (c)	12	336
VF Corp.	9	1,290
Viacom Inc. - Class B	57	2,702
Walt Disney Co.	185	8,082
Washington Post Co. - Class B (e)	—	179
Whirlpool Corp.	8	607
Wyndham Worldwide Corp.	16	733
Wynn Resorts Ltd.	8	1,006
Yum! Brands Inc.	47	3,378
		145,117
CONSUMER STAPLES - 10.4%
Altria Group Inc.	211	6,525
Archer-Daniels-Midland Co.	67	2,136
Avon Products Inc.	45	870
Beam Inc.	16	950
Brown-Forman Corp. - Class B	10	857
Campbell Soup Co. (e)	18	622
Clorox Co.	13	924
Coca-Cola Co.	233	17,254
Coca-Cola Enterprises Inc.	32	906
Colgate-Palmolive Co.	50	4,869
ConAgra Foods Inc.	42	1,104
Constellation Brands Inc. - Class A (c)	17	392
Costco Wholesale Corp. (e)	45	4,051
CVS Caremark Corp.	134	5,995
Dean Foods Co. (c)	17	206
Dr. Pepper Snapple Group Inc.	22	868
Estee Lauder Cos. Inc. - Class A	23	1,435
General Mills Inc.	66	2,617
Hershey Co.	16	977
HJ Heinz Co.	33	1,773
Hormel Foods Corp.	15	432
JM Smucker Co.	11	921
Kellogg Co.	25	1,347
Kimberly-Clark Corp.	41	3,001
Kraft Foods Inc. - Class A	182	6,901
Kroger Co.	60	1,464
Lorillard Inc.	14	1,770
McCormick & Co. Inc. (e)	14	755
Mead Johnson Nutrition Co.	21	1,699
Molson Coors Brewing Co. - Class B	16	720
PepsiCo Inc.	162	10,717
Philip Morris International Inc.	177	15,710
Procter & Gamble Co.	283	19,043
Reynolds American Inc.	34	1,418
Safeway Inc. (e)	27	555
Sara Lee Corp.	61	1,320
SUPERVALU Inc. (e)	20	113
Sysco Corp.	61	1,821
Tyson Foods Inc. - Class A	30	572
Wal-Mart Stores Inc.	179	10,977
Walgreen Co.	92	3,068
Whole Foods Market Inc. (e)	17	1,379
		141,034
ENERGY - 10.8%
Alpha Natural Resources Inc. (c)	23	344
Anadarko Petroleum Corp.	51	4,014
Apache Corp.	40	3,970
Baker Hughes Inc.	45	1,889
Cabot Oil & Gas Corp. - Class A	22	679
Cameron International Corp. (c)	25	1,313
Chesapeake Energy Corp.	68	1,581
Chevron Corp.	204	21,826
ConocoPhillips	132	10,045
Consol Energy Inc.	24	806
Denbury Resources Inc. (c)	39	718
Devon Energy Corp.	42	2,961
Diamond Offshore Drilling Inc.	7	480
El Paso Corp.	80	2,353
EOG Resources Inc.	28	3,078
EQT Corp.	16	751
Exxon Mobil Corp.	486	42,123
FMC Technologies Inc. (c)	24	1,217
Halliburton Co.	95	3,145
Helmerich & Payne Inc.	11	577
Hess Corp.	31	1,816
Marathon Oil Corp.	73	2,302
Marathon Petroleum Corp.	37	1,604
Murphy Oil Corp.	20	1,105
Nabors Industries Ltd. (c)	29	503
National Oilwell Varco Inc.	44	3,469
Newfield Exploration Co. (c)	13	459
Noble Corp.	26	987
Noble Energy Inc.	18	1,774
Occidental Petroleum Corp.	83	7,942
Peabody Energy Corp.	28	797
Pioneer Natural Resources Co.	13	1,416
QEP Resources Inc.	17	527
Range Resources Corp.	16	947
Rowan Cos. Inc. (c)	12	390
Schlumberger Ltd.	138	9,639
Southwestern Energy Co. (c)	36	1,103
Spectra Energy Corp.	67	2,110
Sunoco Inc.	11	428
Tesoro Corp. (c)	13	359
Valero Energy Corp.	57	1,458
Williams Cos. Inc.	61	1,874
WPX Energy Inc. (c)	19	349
		147,228
FINANCIALS - 14.3%
ACE Ltd.	35	2,540
AFLAC Inc.	48	2,216
Allstate Corp.	52	1,722
American Express Co.	104	6,013
American International Group Inc. (c)	55	1,704
American Tower Corp.	41	2,555
Ameriprise Financial Inc.	23	1,335
AON Corp.	33	1,605

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Apartment Investment & Management Co. - Class A	11	294
Assurant Inc.	9	363
AvalonBay Communities Inc.	10	1,362
Bank of America Corp.	1,100	10,529
Bank of New York Mellon Corp. (a)	125	3,017
BB&T Corp.	72	2,248
Berkshire Hathaway Inc. - Class B (c)	180	14,646
BlackRock Inc.	10	2,121
Boston Properties Inc.	15	1,568
Capital One Financial Corp.	57	3,164
CBRE Group Inc. - Class A (c)	32	639
Charles Schwab Corp.	112	1,607
Chubb Corp.	29	1,985
Cincinnati Financial Corp.	17	574
Citigroup Inc.	300	10,976
CME Group Inc.	7	1,988
Comerica Inc.	20	651
Discover Financial Services	56	1,856
E*Trade Financial Corp. (c) (e)	23	256
Equity Residential	31	1,930
Federated Investors Inc. - Class B (e)	9	194
Fifth Third Bancorp	93	1,310
First Horizon National Corp.	24	254
Franklin Resources Inc.	15	1,868
Genworth Financial Inc. - Class A (c)	52	435
Goldman Sachs Group Inc.	51	6,297
Hartford Financial Services Group Inc.	47	980
HCP Inc.	41	1,627
Health Care REIT Inc.	21	1,180
Host Hotels & Resorts Inc.	72	1,177
Hudson City Bancorp Inc.	56	410
Huntington Bancshares Inc.	89	572
IntercontinentalExchange Inc. (c)	8	1,041
Invesco Ltd.	47	1,251
JPMorgan Chase & Co.	393	18,050
KeyCorp	99	845
Kimco Realty Corp.	43	820
Legg Mason Inc.	14	384
Leucadia National Corp.	20	532
Lincoln National Corp.	32	833
Loews Corp.	32	1,263
M&T Bank Corp.	13	1,108
Marsh & McLennan Cos. Inc.	56	1,829
MetLife Inc.	109	4,066
Moody’s Corp.	20	826
Morgan Stanley	156	3,073
NASDAQ OMX Group Inc. (c)	14	360
Northern Trust Corp.	24	1,161
NYSE Euronext	27	821
People’s United Financial Inc.	35	463
Plum Creek Timber Co. Inc.	16	658
PNC Financial Services Group Inc.	54	3,494
Principal Financial Group Inc.	32	939
Progressive Corp.	63	1,464
ProLogis Inc.	47	1,710
Prudential Financial Inc.	48	3,033
Public Storage	14	1,982
Regions Financial Corp.	126	831
Simon Property Group Inc.	31	4,574
SLM Corp.	52	818
State Street Corp.	51	2,310
SunTrust Banks Inc.	54	1,317
T. Rowe Price Group Inc.	26	1,669
Torchmark Corp.	10	487
Travelers Cos. Inc.	41	2,407
U.S. Bancorp	196	6,216
Unum Group	30	740
Ventas Inc.	30	1,701
Vornado Realty Trust	19	1,608
Wells Fargo & Co.	543	18,521
XL Group Plc	32	694
Zions Bancorp	20	422
		194,089
HEALTH CARE - 10.9%
Abbott Laboratories	162	9,907
Aetna Inc.	37	1,880
Allergan Inc.	31	3,000
AmerisourceBergen Corp.	26	1,038
Amgen Inc.	82	5,545
Baxter International Inc.	58	3,474
Becton Dickinson & Co.	22	1,688
Biogen Idec Inc. (c)	25	3,153
Boston Scientific Corp. (c)	149	891
Bristol-Myers Squibb Co.	174	5,879
Cardinal Health Inc.	35	1,508
CareFusion Corp. (c)	22	580
Celgene Corp. (c)	46	3,545
Cerner Corp. (c)	15	1,128
CIGNA Corp.	30	1,457
Coventry Health Care Inc. (c)	14	490
Covidien Plc	50	2,722
CR Bard Inc.	8	834
DaVita Inc. (c)	10	860
Dentsply International Inc.	14	569
Edwards Lifesciences Corp. (c)	12	864
Eli Lilly & Co.	105	4,222
Express Scripts Inc. (c) (e)	50	2,718
Forest Laboratories Inc. (c)	27	921
Gilead Sciences Inc. (c)	77	3,778
Hospira Inc. (c)	17	632
Humana Inc.	17	1,564
Intuitive Surgical Inc. (c)	4	2,186
Johnson & Johnson	282	18,619
Laboratory Corp. of America Holdings (c)	10	900
Life Technologies Corp. (c)	19	907
McKesson Corp.	25	2,219
Medco Health Solutions Inc. (c)	40	2,807
Medtronic Inc.	109	4,255
Merck & Co. Inc.	313	12,017
Mylan Inc. (c)	43	1,017
Patterson Cos. Inc.	9	297
PerkinElmer Inc.	10	290
Perrigo Co.	9	979
Pfizer Inc.	777	17,608
Quest Diagnostics Inc.	16	1,004
St. Jude Medical Inc.	33	1,443
Stryker Corp.	33	1,824
Tenet Healthcare Corp. (c)	45	241
Thermo Fisher Scientific Inc. (c)	39	2,203
UnitedHealth Group Inc.	108	6,350
Varian Medical Systems Inc. (c)	11	788
Waters Corp. (c)	9	826
Watson Pharmaceuticals Inc. (c)	13	868
WellPoint Inc.	35	2,553
Zimmer Holdings Inc.	19	1,189
		148,237
INDUSTRIALS - 10.1%
3M Co.	72	6,427
Avery Dennison Corp.	10	296

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Boeing Co.	76	5,683
Caterpillar Inc.	66	7,079
CH Robinson Worldwide Inc.	17	1,091
Cintas Corp.	12	457
Cooper Industries Plc	16	1,033
CSX Corp.	108	2,330
Cummins Inc.	19	2,339
Danaher Corp.	59	3,287
Deere & Co.	41	3,355
Dover Corp.	19	1,184
Dun & Bradstreet Corp.	5	389
Eaton Corp.	34	1,678
Emerson Electric Co.	76	3,952
Equifax Inc.	12	551
Expeditors International Washington Inc.	22	1,027
Fastenal Co.	30	1,617
FedEx Corp.	33	3,006
Flowserve Corp.	6	644
Fluor Corp.	17	1,015
General Dynamics Corp.	37	2,695
General Electric Co.	1,088	21,843
Goodrich Corp.	13	1,625
Honeywell International Inc.	80	4,858
Illinois Tool Works Inc.	50	2,847
Ingersoll-Rand Plc	32	1,327
Iron Mountain Inc.	20	572
Jacobs Engineering Group Inc. (c) (e)	13	567
Joy Global Inc.	11	805
L-3 Communications Holdings Inc. (e)	10	697
Lockheed Martin Corp.	27	2,461
Masco Corp.	37	493
Norfolk Southern Corp.	35	2,281
Northrop Grumman Systems Corp.	27	1,623
PACCAR Inc.	36	1,691
Pall Corp.	11	678
Parker Hannifin Corp.	16	1,325
Pitney Bowes Inc. (e)	19	333
Precision Castparts Corp.	15	2,570
Quanta Services Inc. (c)	22	464
Raytheon Co.	36	1,888
Republic Services Inc. - Class A	33	1,002
Robert Half International Inc.	14	413
Rockwell Automation Inc.	15	1,175
Rockwell Collins Inc.	16	907
Roper Industries Inc.	10	973
RR Donnelley & Sons Co. (e)	17	216
Ryder System Inc.	5	252
Snap-On Inc.	5	330
Southwest Airlines Co.	78	646
Stericycle Inc. (c) (e)	8	703
Textron Inc.	28	774
Tyco International Ltd.	48	2,680
Union Pacific Corp.	50	5,338
United Parcel Service Inc. - Class B	99	8,004
United Technologies Corp.	94	7,764
Waste Management Inc.	48	1,665
WW Grainger Inc.	6	1,322
Xylem Inc.	19	540
		136,787
INFORMATION TECHNOLOGY - 19.9%
Accenture Plc	66	4,257
Adobe Systems Inc. (c)	50	1,705
Advanced Micro Devices Inc. (c)	61	488
Agilent Technologies Inc. (c)	35	1,565
Akamai Technologies Inc. (c)	19	691
Altera Corp.	33	1,317
Amphenol Corp. - Class A	16	977
Analog Devices Inc.	30	1,221
Apple Inc. (c)	96	57,483
Applied Materials Inc.	135	1,681
Autodesk Inc. (c)	22	944
Automatic Data Processing Inc. (e)	50	2,780
BMC Software Inc. (c)	17	703
Broadcom Corp. - Class A	50	1,979
CA Inc.	37	1,016
Cisco Systems Inc.	554	11,718
Citrix Systems Inc. (c)	19	1,526
Cognizant Technology Solutions Corp. - Class A (c)	31	2,400
Computer Sciences Corp.	16	480
Corning Inc.	162	2,283
Dell Inc. (c)	157	2,614
eBay Inc. (c)	118	4,363
Electronic Arts Inc. (c)	33	536
EMC Corp. (c)	211	6,309
F5 Networks Inc. (c)	8	1,117
Fidelity National Information Services Inc.	25	826
First Solar Inc. (c) (e)	6	149
Fiserv Inc. (c)	14	977
FLIR Systems Inc.	15	376
Google Inc. - Class A (c)	26	16,725
Harris Corp.	12	532
Hewlett-Packard Co.	204	4,868
Intel Corp.	515	14,476
International Business Machines Corp.	119	24,913
Intuit Inc.	30	1,804
Jabil Circuit Inc.	18	458
JDS Uniphase Corp. (c)	21	306
Juniper Networks Inc. (c)	55	1,249
KLA-Tencor Corp.	17	946
Lexmark International Inc. - Class A	7	244
Linear Technology Corp.	24	802
LSI Corp. (c)	56	488
MasterCard Inc. - Class A	11	4,615
Microchip Technology Inc. (e)	20	744
Micron Technology Inc. (c)	98	792
Microsoft Corp.	768	24,778
Molex Inc. (e)	13	363
Motorola Mobility Holdings Inc. (c)	27	1,050
Motorola Solutions Inc.	30	1,534
NetApp Inc. (c)	37	1,668
Novellus Systems Inc. (c)	6	323
Nvidia Corp. (c)	62	956
Oracle Corp.	404	11,782
Paychex Inc. (e)	33	1,015
QUALCOMM Inc.	174	11,830
Red Hat Inc. (c)	20	1,204
SAIC Inc. (c) (e)	26	342
Salesforce.com Inc. (c) (e)	14	2,128
SanDisk Corp. (c)	25	1,236
Symantec Corp. (c)	76	1,430
TE Connectivity Ltd.	43	1,577
Teradata Corp. (c)	17	1,190
Teradyne Inc. (c)	17	291
Texas Instruments Inc.	118	3,954
Total System Services Inc.	17	399
VeriSign Inc.	16	599
Visa Inc. - Class A	51	6,053
Western Digital Corp. (c) (e)	24	1,010
Western Union Co.	64	1,131
Xerox Corp.	141	1,137

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Xilinx Inc.	27	996
Yahoo! Inc. (c)	128	1,950
		270,369
MATERIALS - 3.4%
Air Products & Chemicals Inc.	22	1,996
Airgas Inc.	7	623
Alcoa Inc.	108	1,083
Allegheny Technologies Inc.	11	439
Ball Corp.	17	731
Bemis Co. Inc.	10	316
CF Industries Holdings Inc.	7	1,256
Cliffs Natural Resources Inc.	15	1,030
Dow Chemical Co.	122	4,214
E.I. du Pont de Nemours & Co.	96	5,071
Eastman Chemical Co.	14	746
Ecolab Inc.	30	1,872
FMC Corp.	7	758
Freeport-McMoRan Copper & Gold Inc.	98	3,711
International Flavors & Fragrances Inc.	8	489
International Paper Co.	44	1,554
MeadWestvaco Corp.	17	541
Monsanto Co.	55	4,393
Mosaic Co.	30	1,665
Newmont Mining Corp.	51	2,613
Nucor Corp.	33	1,409
Owens-Illinois Inc. (c)	17	408
PPG Industries Inc.	16	1,533
Praxair Inc.	31	3,539
Sealed Air Corp.	20	385
Sherwin-Williams Co.	9	935
Sigma-Aldrich Corp.	12	869
Titanium Metals Corp.	11	149
United States Steel Corp.	15	437
Vulcan Materials Co.	13	567
Weyerhaeuser Co.	56	1,222
		46,554
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	610	19,048
CenturyLink Inc.	64	2,463
Crown Castle International Corp. (c)	26	1,368
Frontier Communications Corp. (e)	97	406
MetroPCS Communications Inc. (c)	30	269
Sprint Nextel Corp. (c)	314	893
Verizon Communications Inc.	292	11,151
Windstream Corp. (e)	61	714
		36,312
UTILITIES - 3.2%
AES Corp. (c)	64	838
AGL Resources Inc.	11	449
Ameren Corp.	25	823
American Electric Power Co. Inc.	49	1,882
CenterPoint Energy Inc.	44	875
CMS Energy Corp.	25	555
Consolidated Edison Inc.	30	1,729
Dominion Resources Inc.	59	3,006
DTE Energy Co.	18	969
Duke Energy Corp.	137	2,885
Edison International	33	1,403
Entergy Corp.	18	1,199
Exelon Corp.	88	3,447
FirstEnergy Corp.	42	1,927
Integrys Energy Group Inc.	8	426
NextEra Energy Inc.	44	2,661
NiSource Inc.	29	717
Northeast Utilities	18	656
NRG Energy Inc. (c)	24	378
Oneok Inc.	10	855
Pepco Holdings Inc.	23	441
PG&E Corp.	42	1,835
Pinnacle West Capital Corp.	11	524
PPL Corp.	58	1,652
Progress Energy Inc.	30	1,584
Public Service Enterprise Group Inc.	52	1,602
SCANA Corp.	12	525
Sempra Energy	24	1,455
Southern Co.	89	3,986
TECO Energy Inc.	22	391
Wisconsin Energy Corp.	24	849
Xcel Energy Inc.	49	1,300
		43,824
Total Common Stocks (cost $1,044,035)		1,309,551

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 3.3%
JNL Money Market Fund, 0.05% (a) (h)	44,519	44,519

Securities Lending Collateral - 0.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	9,090	9,090
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	559	544
		9,634
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.02%, 05/24/12 (o)	$2,475	2,475
Total Short Term Investments (cost $56,642)		56,628

Total Investments - 100.6% (cost $1,100,677)		1,366,179
Other Assets and Liabilities, Net - (0.6%)		(8,499)
Total Net Assets - 100.0%		$1,357,680

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 96.3%
CONSUMER DISCRETIONARY - 12.9%
Aaron’s Inc.	51	$1,317
Advance Auto Parts Inc.	48	4,270
Aeropostale Inc. (c)	53	1,148
AMC Networks Inc. (c)	38	1,710
American Eagle Outfitters Inc.	129	2,213
American Greetings Corp. - Class A (e)	24	375
ANN Inc. (c)	34	974
Ascena Retail Group Inc. (c)	44	1,939
Bally Technologies Inc. (c)	29	1,342
Barnes & Noble Inc. (c) (e)	26	340
Bob Evans Farms Inc.	18	692
Brinker International Inc.	51	1,414
Carter’s Inc. (c)	34	1,700
Cheesecake Factory Inc. (c) (e)	35	1,036
Chico’s FAS Inc.	110	1,664
Collective Brands Inc. (c)	40	794
Deckers Outdoor Corp. (c) (e)	25	1,597
Dick’s Sporting Goods Inc.	63	3,037

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
DreamWorks Animation SKG Inc. - Class A (c) (e)	46	850
Foot Locker Inc.	98	3,056
Fossil Inc. (c)	34	4,476
Gentex Corp.	94	2,303
Guess? Inc.	43	1,359
HanesBrands Inc. (c)	63	1,866
HSN Inc.	26	1,003
International Speedway Corp. - Class A	18	490
ITT Educational Services Inc. (c) (e)	13	868
John Wiley & Sons Inc. - Class A	31	1,474
KB Home (e)	48	429
Lamar Advertising Co. - Class A (c) (e)	38	1,241
Life Time Fitness Inc. (c)	28	1,435
LKQ Corp. (c)	96	2,987
Matthews International Corp. - Class A	18	565
MDC Holdings Inc. (e)	25	649
Meredith Corp. (e)	25	815
Mohawk Industries Inc. (c)	37	2,486
New York Times Co. - Class A (c)	79	536
NVR Inc. (c)	3	2,438
Office Depot Inc. (c)	188	648
Panera Bread Co. - Class A (c)	20	3,167
PetSmart Inc.	74	4,222
Polaris Industries Inc.	45	3,256
PVH Corp.	45	3,993
RadioShack Corp. (e)	60	376
Regis Corp.	38	706
Rent-A-Center Inc.	39	1,453
Saks Inc. (c) (e)	105	1,215
Scholastic Corp.	16	560
Scientific Games Corp. - Class A (c)	38	448
Service Corp. International	144	1,627
Signet Jewelers Ltd.	57	2,688
Sotheby’s - Class A	45	1,768
Strayer Education Inc. (e)	7	698
Thor Industries Inc.	28	877
Toll Brothers Inc. (c)	96	2,312
Tractor Supply Co.	47	4,270
Tupperware Brands Corp.	37	2,322
Under Armour Inc. - Class A (c) (e)	24	2,262
Valassis Communications Inc. (c) (e)	30	684
Warnaco Group Inc. (c)	27	1,574
Wendy’s Co.	194	973
Williams-Sonoma Inc.	68	2,543
WMS Industries Inc. (c)	37	887
		104,417
CONSUMER STAPLES - 3.8%
Church & Dwight Co. Inc.	93	4,591
Corn Products International Inc.	50	2,858
Energizer Holdings Inc. (c)	43	3,204
Flowers Foods Inc.	74	1,499
Green Mountain Coffee Roasters Inc. (c) (e)	86	4,027
Lancaster Colony Corp.	13	879
Monster Beverage Corp. (c)	100	6,215
Post Holdings Inc. (c) (e)	18	577
Ralcorp Holdings Inc. (c)	36	2,673
Ruddick Corp.	32	1,289
Smithfield Foods Inc. (c)	105	2,308
Tootsie Roll Industries Inc. (e)	16	356
Universal Corp.	15	717
		31,193
ENERGY - 5.4%
Arch Coal Inc.	142	1,521
Atwood Oceanics Inc. (c)	38	1,694
Bill Barrett Corp. (c) (e)	31	803
CARBO Ceramics Inc. (e)	13	1,371
Cimarex Energy Co.	56	4,221
Dresser-Rand Group Inc. (c)	49	2,285
Dril-Quip Inc. (c)	23	1,501
Forest Oil Corp. (c)	73	890
Helix Energy Solutions Group Inc. (c)	69	1,226
HollyFrontier Corp.	138	4,422
Northern Oil and Gas Inc. (c) (e)	41	860
Oceaneering International Inc.	71	3,850
Oil States International Inc. (c)	34	2,616
Patriot Coal Corp. (c) (e)	64	400
Patterson-UTI Energy Inc.	100	1,733
Plains Exploration & Production Co. (c)	85	3,616
Quicksilver Resources Inc. (c) (e)	81	408
SM Energy Co.	42	2,959
Superior Energy Services Inc. (c)	104	2,752
Tidewater Inc.	34	1,839
Unit Corp. (c)	27	1,156
World Fuel Services Corp. (e)	47	1,914
		44,037
FINANCIALS - 20.2%
Affiliated Managers Group Inc. (c)	35	3,959
Alexandria Real Estate Equities Inc.	41	2,963
Alleghany Corp. (c)	10	3,164
American Campus Communities Inc.	48	2,167
American Financial Group Inc.	50	1,929
Apollo Investment Corp.	127	908
Arthur J Gallagher & Co.	76	2,726
Aspen Insurance Holdings Ltd. (e)	47	1,322
Associated Bancorp	116	1,618
Astoria Financial Corp. (e)	57	558
BancorpSouth Inc.	53	715
Bank of Hawaii Corp.	30	1,464
BRE Properties Inc. - Class A	49	2,493
Brown & Brown Inc.	77	1,837
Camden Property Trust	52	3,430
Cathay General Bancorp	52	917
CBOE Holdings Inc.	59	1,680
City National Corp.	31	1,637
Commerce Bancshares Inc.	51	2,080
Corporate Office Properties Trust	46	1,073
Cullen/Frost Bankers Inc.	40	2,335
Duke Realty Corp.	172	2,464
East West Bancorp Inc.	98	2,255
Eaton Vance Corp.	77	2,195
Equity One Inc.	37	758
Essex Property Trust Inc.	23	3,491
Everest Re Group Ltd.	35	3,247
Federal Realty Investment Trust	42	4,075
Fidelity National Financial Inc. - Class A	147	2,650
First American Financial Corp.	68	1,128
First Niagara Financial Group Inc.	228	2,243
FirstMerit Corp.	70	1,178
Fulton Financial Corp.	134	1,405
Greenhill & Co. Inc. (e)	19	820
Hancock Holding Co.	56	1,974
Hanover Insurance Group Inc.	29	1,207
HCC Insurance Holdings Inc.	68	2,129
Highwoods Properties Inc.	48	1,615
Home Properties Inc.	32	1,963
Hospitality Properties Trust	81	2,145
International Bancshares Corp.	35	746
Janus Capital Group Inc.	121	1,078

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Jefferies Group Inc. (e)	97	1,835
Jones Lang LaSalle Inc.	28	2,372
Kemper Corp.	33	1,007
Liberty Property Trust	76	2,713
Macerich Co.	87	5,035
Mack-Cali Realty Corp.	59	1,686
Mercury General Corp.	24	1,038
MSCI Inc. - Class A (c)	80	2,961
National Retail Properties Inc.	68	1,860
New York Community Bancorp Inc.	290	4,035
Old Republic International Corp.	168	1,771
Omega Healthcare Investors Inc.	67	1,429
Potlatch Corp.	26	816
Prosperity Bancshares Inc.	32	1,444
Protective Life Corp.	54	1,598
Raymond James Financial Inc.	74	2,700
Rayonier Inc.	81	3,572
Realty Income Corp. (e)	87	3,372
Regency Centers Corp.	59	2,618
Reinsurance Group of America Inc.	48	2,851
SEI Investments Co.	95	1,969
Senior Housing Properties Trust	107	2,350
Signature Bank (c)	30	1,911
SL Green Realty Corp.	57	4,426
StanCorp Financial Group Inc.	29	1,184
SVB Financial Group (c)	29	1,868
Synovus Financial Corp. (e)	510	1,045
Taubman Centers Inc.	38	2,765
TCF Financial Corp.	103	1,227
Trustmark Corp.	41	1,028
UDR Inc.	148	3,946
Valley National Bancorp (e)	125	1,619
Waddell & Reed Financial Inc. - Class A	57	1,846
Washington Federal Inc.	71	1,196
Webster Financial Corp.	48	1,091
Weingarten Realty Investors (e)	79	2,095
Westamerica Bancorporation	19	900
WR Berkley Corp.	74	2,675
		163,595
HEALTH CARE - 9.9%
Allscripts-Misys Healthcare Solutions Inc. (c)	124	2,061
AMERIGROUP Corp. (c)	32	2,151
Bio-Rad Laboratories Inc. - Class A (c)	13	1,368
Catalyst Health Solutions Inc. (c)	33	2,091
Charles River Laboratories International Inc. (c)	31	1,128
Community Health Systems Inc. (c)	58	1,281
Cooper Cos. Inc.	31	2,554
Covance Inc. (c)	38	1,819
Endo Pharmaceuticals Holdings Inc. (c)	76	2,959
Gen-Probe Inc. (c)	29	1,958
Health Management Associates Inc. - Class A (c)	163	1,097
Health Net Inc. (c)	54	2,160
Henry Schein Inc. (c)	59	4,490
Hill-Rom Holdings Inc.	40	1,344
HMS Holdings Corp. (c)	56	1,738
Hologic Inc. (c)	174	3,760
Idexx Laboratories Inc. (c)	36	3,135
LifePoint Hospitals Inc. (c)	32	1,276
Lincare Holdings Inc.	57	1,463
Masimo Corp. (c)	39	912
Medicis Pharmaceutical Corp. - Class A	38	1,439
Mednax Inc. (c)	32	2,383
Mettler Toledo International Inc. (c)	21	3,848
Omnicare Inc.	75	2,662
Owens & Minor Inc.	43	1,293
Regeneron Pharmaceuticals Inc. (c)	50	5,862
ResMed Inc. (c)	95	2,939
STERIS Corp.	38	1,199
Techne Corp.	25	1,721
Teleflex Inc.	27	1,661
Thoratec Corp. (c)	39	1,317
United Therapeutics Corp. (c)	35	1,637
Universal Health Services Inc. - Class B	64	2,687
VCA Antech Inc. (c)	58	1,356
Vertex Pharmaceuticals Inc. (c)	139	5,693
WellCare Health Plans Inc. (c)	28	2,019
		80,461
INDUSTRIALS - 16.3%
Acuity Brands Inc.	27	1,719
AECOM Technology Corp. (c)	78	1,744
AGCO Corp. (c)	64	2,998
Alaska Air Group Inc. (c)	47	1,693
Alexander & Baldwin Inc.	28	1,356
Alliant Techsystems Inc.	22	1,078
AMETEK Inc.	106	5,142
BE Aerospace Inc. (c)	69	3,197
Brink’s Co.	30	725
Carlisle Cos. Inc.	41	2,050
CLARCOR Inc.	33	1,644
Clean Harbors Inc. (c)	31	2,085
Con-Way Inc.	36	1,164
Copart Inc. (c)	71	1,852
Corporate Executive Board Co.	22	965
Corrections Corp. of America (c)	66	1,811
Crane Co.	32	1,570
Deluxe Corp.	34	785
Donaldson Co. Inc.	99	3,521
Esterline Technologies Corp. (c)	20	1,464
Exelis Inc.	123	1,544
Fortune Brands Home & Security Inc. (c)	105	2,314
FTI Consulting Inc. (c)	27	1,006
Gardner Denver Inc.	33	2,088
GATX Corp.	31	1,258
General Cable Corp. (c)	34	975
Graco Inc.	39	2,077
Granite Construction Inc.	23	654
Harsco Corp.	52	1,216
Herman Miller Inc.	38	869
HNI Corp.	30	823
Hubbell Inc. - Class B	39	3,102
Huntington Ingalls Industries Inc. (c)	31	1,257
IDEX Corp.	55	2,303
ITT Corp.	61	1,409
JB Hunt Transport Services Inc.	60	3,244
JetBlue Airways Corp. (c)	135	660
Kansas City Southern (c)	73	5,204
KBR Inc.	97	3,456
Kennametal Inc.	53	2,356
Kirby Corp. (c)	36	2,397
Korn/Ferry International (c)	32	536
Landstar System Inc.	31	1,762
Lennox International Inc.	33	1,323
Lincoln Electric Holdings Inc.	55	2,486
Manpower Inc.	52	2,472
Mine Safety Appliances Co.	20	838
MSC Industrial Direct Co. - Class A	31	2,545
Nordson Corp.	37	2,027
Oshkosh Corp. (c)	61	1,416
Pentair Inc.	65	3,072

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Regal-Beloit Corp.	28	1,815
Rollins Inc.	43	910
Shaw Group Inc. (c)	43	1,350
SPX Corp.	33	2,590
Terex Corp. (c)	73	1,644
Thomas & Betts Corp. (c)	34	2,451
Timken Co.	55	2,786
Towers Watson & Co. - Class A	33	2,207
Trinity Industries Inc.	53	1,759
Triumph Group Inc.	29	1,800
United Rentals Inc. (c) (e)	42	1,796
URS Corp. (c)	52	2,218
UTi Worldwide Inc.	66	1,138
Valmont Industries Inc.	15	1,761
Wabtec Corp.	31	2,368
Waste Connections Inc.	81	2,637
Watsco Inc.	19	1,404
Werner Enterprises Inc.	29	731
Woodward Governor Co.	40	1,713
		132,330
INFORMATION TECHNOLOGY - 16.0%
ACI Worldwide Inc. (c)	26	1,060
Acxiom Corp. (c)	49	721
ADTRAN Inc.	41	1,292
Advent Software Inc. (c)	22	563
Alliance Data Systems Corp. (c)	33	4,167
Ansys Inc. (c)	61	3,989
AOL Inc. (c) (e)	64	1,207
Arrow Electronics Inc. (c)	74	3,111
Atmel Corp. (c)	294	2,897
Avnet Inc. (c)	96	3,493
Broadridge Financial Solutions Inc.	81	1,947
Cadence Design Systems Inc. (c)	179	2,114
Ciena Corp. (c)	66	1,073
Compuware Corp. (c)	143	1,312
Concur Technologies Inc. (c)	30	1,743
Convergys Corp. (c)	79	1,053
CoreLogic Inc. (c)	70	1,142
Cree Inc. (c) (e)	76	2,391
Cypress Semiconductor Corp.	102	1,589
Diebold Inc.	41	1,587
DST Systems Inc.	22	1,174
Equinix Inc. (c)	31	4,815
FactSet Research Systems Inc.	30	2,928
Fair Isaac Corp.	23	1,031
Fairchild Semiconductor International Inc. (c)	83	1,214
Gartner Inc. - Class A (c)	61	2,620
Global Payments Inc. (f)	52	2,343
Informatica Corp. (c)	71	3,758
Ingram Micro Inc. - Class A (c)	98	1,815
Integrated Device Technology Inc. (c)	90	641
International Rectifier Corp. (c)	45	1,045
Intersil Corp. - Class A	81	910
Itron Inc. (c)	26	1,188
Jack Henry & Associates Inc.	57	1,939
Lam Research Corp. (c) (e)	79	3,540
Lender Processing Services Inc.	55	1,435
Mantech International Corp. - Class A	16	535
MEMC Electronic Materials Inc. (c) (e)	150	541
Mentor Graphics Corp. (c)	61	913
Micros Systems Inc. (c)	52	2,899
Monster Worldwide Inc. (c) (e)	81	785
National Instruments Corp.	62	1,766
NCR Corp. (c)	103	2,239
NeuStar Inc. - Class A (c)	45	1,674
Parametric Technology Corp. (c)	79	2,200
Plantronics Inc.	29	1,148
Polycom Inc. (c)	116	2,212
QLogic Corp. (c)	66	1,180
Quest Software Inc. (c)	37	857
Rackspace Hosting Inc. (c)	69	3,984
RF Micro Devices Inc. (c)	179	891
Riverbed Technology Inc. (c)	104	2,931
Rovi Corp. (c)	70	2,273
Semtech Corp. (c)	42	1,207
Silicon Laboratories Inc. (c)	27	1,159
Skyworks Solutions Inc. (c)	123	3,394
Solera Holdings Inc.	46	2,132
Synopsys Inc. (c)	97	2,962
Tech Data Corp. (c)	28	1,495
Tellabs Inc.	240	971
TIBCO Software Inc. (c)	110	3,364
Trimble Navigation Ltd. (c)	82	4,474
ValueClick Inc. (c)	54	1,069
VeriFone Holdings Inc. (c)	70	3,637
Vishay Intertechnology Inc. (c)	101	1,222
Wright Express Corp. (c)	26	1,651
Zebra Technologies Corp. - Class A (c)	35	1,430
		130,042
MATERIALS - 6.2%
Albemarle Corp.	59	3,760
AptarGroup Inc.	43	2,371
Ashland Inc.	51	3,117
Cabot Corp.	42	1,773
Carpenter Technology Corp.	29	1,532
Commercial Metals Co.	74	1,101
Compass Minerals International Inc.	22	1,580
Cytec Industries Inc.	30	1,810
Domtar Corp.	24	2,277
Grief Inc. - Class A	20	1,129
Intrepid Potash Inc. (c)	34	822
Louisiana-Pacific Corp. (c)	88	827
Martin Marietta Materials Inc.	30	2,561
Minerals Technologies Inc.	12	785
NewMarket Corp. (e)	7	1,328
Olin Corp.	51	1,116
Packaging Corp. of America	63	1,878
Reliance Steel & Aluminum Co.	49	2,771
Rock-Tenn Co. - Class A	46	3,113
RPM International Inc.	86	2,251
Scotts Miracle-Gro Co. - Class A (e)	29	1,545
Sensient Technologies Corp.	34	1,279
Silgan Holdings Inc.	32	1,428
Sonoco Products Co.	66	2,175
Steel Dynamics Inc.	143	2,084
Valspar Corp.	61	2,952
Worthington Industries Inc.	34	646
		50,011
TELECOMMUNICATION SERVICES - 0.4%
Telephone & Data Systems Inc.	64	1,479
tw telecom inc. (c)	98	2,170
		3,649
UTILITIES - 5.2%
Alliant Energy Corp.	73	3,143
Aqua America Inc. (e)	91	2,026
Atmos Energy Corp.	59	1,866
Black Hills Corp.	28	947
Cleco Corp.	41	1,609

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Energen Corp.	47	2,320
Great Plains Energy Inc.	91	1,837
Hawaiian Electric Industries Inc.	64	1,625
IDACORP Inc.	33	1,373
MDU Resources Group Inc.	124	2,766
National Fuel Gas Co.	54	2,608
NSTAR	68	3,292
NV Energy Inc.	155	2,491
OGE Energy Corp.	64	3,428
PNM Resources Inc.	52	958
Questar Corp.	116	2,241
UGI Corp.	73	1,992
Vectren Corp.	55	1,588
Westar Energy Inc.	82	2,287
WGL Holdings Inc.	34	1,400
		41,797
Total Common Stocks (cost $677,118)		781,532

SHORT TERM INVESTMENTS - 8.0%
Investment Company - 3.5%
JNL Money Market Fund, 0.05% (a) (h)	28,160	28,160
Securities Lending Collateral - 4.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	33,929	33,929
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	842	821
		34,750
Treasury Securities - 0.2%
U.S. Treasury Bill
0.02%, 05/24/12 (o)	$1,545	1,545
0.05%, 06/21/12 (o)	55	55
		1,600
Total Short Term Investments (cost $64,532)		64,510
Total Investments - 104.3% (cost $741,650)		846,042
Other Assets and Liabilities, Net - (4.3%)		(34,547)
Total Net Assets - 100.0%		$811,495

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 13.4%
1-800-Flowers.com Inc. - Class A (c)	14	$43
Accuride Corp. (c)	30	260
Aeropostale Inc. (c)	59	1,280
AFC Enterprises Inc. (c)	19	316
AH Belo Corp. - Class A	14	70
Ambassadors Group Inc.	11	59
America’s Car-Mart Inc. (c)	6	276
American Axle & Manufacturing Holdings Inc. (c)	49	578
American Greetings Corp. - Class A (e)	28	427
American Public Education Inc. (c) (e)	14	516
Amerigon Inc. (c)	18	285
Ameristar Casinos Inc.	23	436
ANN Inc. (c)	39	1,123
Arbitron Inc.	21	759
Arctic Cat Inc. (c)	9	394
Asbury Automotive Group Inc. (c)	21	570
Ascena Retail Group Inc. (c)	47	2,086
Ascent Media Corp. (c)	11	518
Barnes & Noble Inc. (c) (e)	22	285
Beazer Homes USA Inc. (c) (e)	61	197
Bebe Stores Inc.	28	263
Belo Corp.	69	492
Benihana Inc. (c)	8	105
Big 5 Sporting Goods Corp.	16	122
Biglari Holdings Inc. (c)	1	348
BJ’s Restaurants Inc. (c)	18	889
Black Diamond Inc. (c)	14	127
Blue Nile Inc. (c) (e)	9	294
Blyth Inc.	4	302
Bob Evans Farms Inc.	23	862
Body Central Corp. (c) (e)	9	255
Bon-Ton Stores Inc. (e)	9	85
Boyd Gaming Corp. (c) (e)	42	329
Bravo Brio Restaurant Group Inc. (c)	14	272
Bridgepoint Education Inc. (c) (e)	14	339
Brown Shoe Co. Inc.	32	298
Brunswick Corp.	67	1,719
Buckle Inc. (e)	20	948
Buffalo Wild Wings Inc. (c)	13	1,220
Build-A-Bear Workshop Inc. (c)	13	68
Cabela’s Inc. - Class A (c)	32	1,213
Callaway Golf Co. (e)	46	308
Cambium Learning Group Inc. (c)	9	24
Capella Education Co. (c)	10	375
Caribou Coffee Co. Inc. (c)	9	169
Carrol’s Restaurant Group Inc. (c)	8	115
Carter’s Inc. (c)	37	1,834
Casual Male Retail Group Inc. (c)	27	92
Cato Corp. - Class A	20	552
Cavco Industries Inc. (c)	5	222
CEC Entertainment Inc.	15	558
Central European Media Entertainment Ltd. (c) (e)	29	202
Charming Shoppes Inc. (c)	89	522
Cheesecake Factory Inc. (c) (e)	43	1,274
Cherokee Inc.	5	60
Childrens Place Retail Stores Inc. (c)	19	989
Christopher & Banks Corp.	36	67
Churchill Downs Inc.	9	508
Cinemark Holdings Inc.	70	1,530
Citi Trends Inc. (c)	11	127
Coinstar Inc. (c) (e)	24	1,496
Coldwater Creek Inc. (c)	53	61
Collective Brands Inc. (c)	45	891
Columbia Sportswear Co.	9	439
Conn’s Inc. (c) (e)	10	148
Cooper Tire & Rubber Co.	47	714
Core-Mark Holding Co. Inc.	9	350
Corinthian Colleges Inc. (c)	56	234
Cost Plus Inc. (c)	14	258
Cracker Barrel Old Country Store Inc.	17	940
Crocs Inc. (c)	68	1,417
Crown Media Holdings Inc. - Class A (c) (e)	29	46
CSS Industries Inc.	7	136
Cumulus Media Inc. - Class A (c) (e)	24	83
Dana Holding Corp. (c)	110	1,699
Delta Apparel Inc. (c)	4	73
Denny’s Corp. (c)	74	301
Destination Maternity Corp.	8	150
Dial Global Inc. (c) (e)	3	7
Digital Generation Inc. (c)	21	216

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
DineEquity Inc. (c) (e)	11	568
Domino’s Pizza Inc. (c)	44	1,585
Dorman Products Inc. (c)	8	420
Drew Industries Inc. (c)	14	391
Einstein Noah Restaurant Group Inc.	5	68
Entercom Communications Corp. - Class A (c) (e)	21	138
Entravision Communications Corp. - Class A	26	45
Ethan Allen Interiors Inc.	17	443
EW Scripps Co. - Class A (c)	25	244
Exide Technologies (c) (e)	66	207
Express Inc. (c)	41	1,014
Finish Line - Class A (e)	39	829
Fisher Communications Inc. (c)	5	168
Francesca’s Holdings Corp. (c)	8	246
Fred’s Inc. - Class A	28	414
Fuel Systems Solutions Inc. (c) (e)	12	308
Furniture Brands International Inc. (c) (e)	31	52
G-III Apparel Group Ltd. (c)	13	361
Gaylord Entertainment Co. (c) (e)	27	829
Genesco Inc. (c)	18	1,275
Global Sources Ltd. (c)	11	65
GNC Holdings Inc. - Class A (c)	17	577
Gordman’s Stores Inc. (c)	4	91
Grand Canyon Education Inc. (c)	21	372
Gray Television Inc. (c)	40	76
Group 1 Automotive Inc.	17	962
Harte-Hanks Inc.	31	282
Haverty Furniture Cos. Inc.	13	149
Helen of Troy Ltd. (c)	23	793
hhgregg Inc. (c) (e)	11	127
Hibbett Sports Inc. (c)	20	1,096
Hillenbrand Inc.	47	1,082
HOT Topic Inc.	30	308
Hovnanian Enterprises Inc. - Class A (c) (e)	56	138
HSN Inc.	29	1,114
Iconix Brand Group Inc. (c)	53	930
International Speedway Corp. - Class A	22	620
Interval Leisure Group Inc. (c)	29	508
iRobot Corp. (c) (e)	17	467
Isle of Capri Casinos Inc. (c)	12	84
Jack in the Box Inc. (c)	32	777
Jakks Pacific Inc.	21	366
Jamba Inc. (c)	45	94
Johnson Outdoors Inc. - Class A (c)	4	78
Jos. A. Bank Clothiers Inc. (c)	21	1,047
Journal Communications Inc. - Class A (c)	32	182
K-Swiss Inc. - Class A (c) (e)	22	89
K12 Inc. (c) (e)	19	447
KB Home (e)	58	518
Kenneth Cole Productions Inc. - Class A (c)	5	82
Kirkland’s Inc. (c)	12	189
Knology Inc. (c)	23	410
Krispy Kreme Doughnuts Inc. (c)	44	321
La-Z-Boy Inc. (c)	39	589
Leapfrog Enterprises Inc. - Class A (c)	33	276
Libbey Inc. (c)	14	187
Life Time Fitness Inc. (c)	32	1,603
Lifetime Brands Inc.	8	88
LIN TV Corp. - Class A (c)	25	100
Lincoln Educational Services Corp.	17	138
Lions Gate Entertainment Corp. (c) (e)	33	462
Lithia Motors Inc. - Class A	17	442
Live Nation Inc. (c)	106	997
Liz Claiborne Inc. (c) (e)	70	933
Luby’s Inc. (c)	11	69
Lumber Liquidators Holdings Inc. (c) (e)	17	435
M/I Homes Inc. (c)	14	171
Mac-Gray Corp.	8	115
Maidenform Brands Inc. (c)	18	404
Marcus Corp.	15	192
Marine Products Corp. (c)	5	32
MarineMax Inc. (c)	20	166
Martha Stewart Living Omnimedia Inc. - Class A (e)	26	97
Matthews International Corp. - Class A	22	706
Mattress Firm Holding Corp. (c) (e)	5	174
McClatchy Co. - Class A (c) (e)	50	146
MDC Holdings Inc.	28	731
MDC Partners Inc.	17	188
Men’s Wearhouse Inc.	39	1,497
Meredith Corp. (e)	27	867
Meritage Homes Corp. (c)	21	574
Modine Manufacturing Co. (c)	36	315
Monarch Casino & Resort Inc. (c)	5	52
Monro Muffler Brake Inc.	22	928
Morgans Hotel Group Co. (c)	13	64
Motorcar Parts of America Inc. (c) (e)	7	70
Movado Group Inc.	12	297
Multimedia Games Inc. (c)	22	241
National American University Holdings Inc.	4	26
National CineMedia Inc.	42	639
National Presto Industries Inc. (e)	4	273
New York & Co. Inc. (c)	16	60
New York Times Co. (c)	101	686
Nexstar Broadcasting Group Inc. - Class A (c)	6	48
NutriSystem Inc. (e)	21	241
O’Charley’s Inc. (c)	16	159
Office Depot Inc. (c)	201	694
OfficeMax Inc. (c)	63	362
Orbitz Worldwide Inc. (c) (e)	13	41
Orient-Express Hotels Ltd. - Class A (c)	70	718
Outdoor Channel Holdings Inc.	12	86
Overstock.com Inc. (c) (e)	9	49
Oxford Industries Inc.	10	496
Pacific Sunwear of California Inc. (c) (e)	39	69
Papa John’s International Inc. (c)	14	534
Peets Coffee & Tea Inc. (c)	10	716
Penske Auto Group Inc.	33	810
Pep Boys-Manny Moe & Jack	40	596
Perry Ellis International Inc. (c)	9	166
PetMed Express Inc.	15	191
PF Chang’s China Bistro Inc.	16	622
Pier 1 Imports Inc. (c)	74	1,340
Pinnacle Entertainment Inc. (c)	45	515
Pool Corp.	36	1,354
Quicksilver Inc. (c)	99	400
ReachLocal Inc. (c)	11	76
Red Lion Hotels Corp. (c)	10	85
Red Robin Gourmet Burgers Inc. (c)	10	355
Regis Corp.	43	784
Rent-A-Center Inc.	44	1,663
Rentrak Corp. (c)	7	164
RG Barry Corp.	5	55
Ruby Tuesday Inc. (c)	49	445
Rue21 Inc. (c)	11	310
Ruth’s Hospitality Group Inc. (c)	26	199
Ryland Group Inc.	34	647
Saga Communications Inc. (c)	2	78
Saks Inc. (c) (e)	85	984
Scholastic Corp.	20	710
Scientific Games Corp. - Class A (c)	44	515

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Sealy Corp. (c) (e)	35	71
Select Comfort Corp. (c)	42	1,353
Shiloh Industries Inc. (c)	3	27
Shoe Carnival Inc. (c)	7	233
Shuffle Master Inc. (c)	41	721
Shutterfly Inc. (c) (e)	22	692
Sinclair Broadcast Group Inc. - Class A	38	425
Six Flags Entertainment Corp.	31	1,463
Skechers U.S.A. Inc. - Class A (c) (e)	28	357
Skullcandy Inc. (c) (e)	8	125
Skyline Corp.	5	39
Smith & Wesson Holding Corp. (c)	48	370
Sonic Automotive Inc. - Class A (e)	29	522
Sonic Corp. (c)	47	364
Sotheby’s - Class A	51	1,989
Spartan Motors Inc.	21	110
Speedway Motorsports Inc.	9	161
Stage Stores Inc.	23	371
Standard Motor Products Inc.	15	268
Standard-Pacific Corp. (c) (e)	78	349
Stein Mart Inc. (c)	21	136
Steiner Leisure Ltd. (c)	11	557
Steinway Musical Instruments Inc. (c)	5	128
Steven Madden Ltd. (c)	28	1,215
Stewart Enterprises Inc. - Class A (e)	59	358
Stoneridge Inc. (c)	21	203
Strayer Education Inc. (e)	9	846
Sturm Ruger & Co. Inc.	14	702
Summer Infant Inc. (c)	11	65
Superior Industries International Inc.	17	326
Systemax Inc. (c)	8	133
Talbots Inc. (c) (e)	55	166
Teavana Holdings Inc. (c) (e)	6	114
Tenneco Inc. (c)	45	1,683
Texas Roadhouse Inc. - Class A	46	772
The Jones Group Inc.	60	752
Tower International Inc. (c)	4	54
Town Sports International Holdings Inc. (c)	16	204
True Religion Apparel Inc. (c)	20	537
Tuesday Morning Corp. (c)	27	103
U.S. Auto Parts Network Inc. (c) (e)	9	31
Unifi Inc. (c)	10	94
Universal Electronics Inc. (c)	12	239
Universal Technical Institute Inc. (c)	18	236
Vail Resorts Inc. (e)	27	1,171
Valassis Communications Inc. (c) (e)	33	758
Value Line Inc. (e)	1	8
ValueVision Media Inc. (c) (e)	25	51
Vera Bradley Inc. (c) (e)	14	432
Vitamin Shoppe Inc. (c)	18	807
VOXX International Corp. - Class A (c)	14	194
Warnaco Group Inc. (c)	30	1,771
West Marine Inc. (c)	9	107
Wet Seal Inc. - Class A (c)	70	242
Weyco Group Inc.	4	105
Winmark Corp. (e)	2	101
Winnebago Industries Inc. (c) (e)	21	209
Wolverine World Wide Inc.	37	1,384
World Wrestling Entertainment Inc. - Class A (e)	22	194
Zale Corp. (c) (e)	29	90
Zumiez Inc. (c)	15	554
		125,410
CONSUMER STAPLES - 3.4%
A.T. Cross Co. (c)	6	70
Alico Inc.	3	70
Alliance One International Inc. (c) (e)	69	259
Andersons Inc.	14	670
Arden Group Inc. - Class A	1	51
B&G Foods Inc.	36	814
Boston Beer Co. Inc. - Class A (c) (e)	6	648
Cal-Maine Foods Inc.	10	395
Calavo Growers Inc. (e)	9	235
Casey’s General Stores Inc.	28	1,579
Central European Distribution Corp. (c) (e)	56	286
Central Garden & Pet Co. - Class A (c)	33	317
Chefs’ Warehouse Inc. (c)	8	187
Chiquita Brands International Inc. (c)	34	301
Coca-Cola Bottling Co.	3	197
Craft Brewers Alliance Inc. (c)	6	48
Darling International Inc. (c)	88	1,530
Diamond Foods Inc. (e)	16	371
Dole Food Co. Inc. (c) (e)	27	267
Elizabeth Arden Inc. (c)	18	646
Farmer Bros. Co. (c) (e)	3	33
Female Health Co. (e)	16	84
Fresh Del Monte Produce Inc.	27	616
Griffin Land & Nurseries Inc. - Class A	2	40
Hain Celestial Group Inc. (c)	26	1,150
Harbinger Group Inc. (c)	4	20
Heckmann Corp. (c) (e)	75	323
Imperial Sugar Co. (e)	9	41
Ingles Markets Inc. - Class A	11	190
Inter Parfums Inc.	12	182
J&J Snack Foods Corp.	10	540
Lancaster Colony Corp.	14	937
Lifeway Foods Inc. (c) (e)	2	21
Limoneira Co. (e)	4	74
Medifast Inc. (c) (e)	10	176
MGP Ingredients Inc.	6	32
Nash Finch Co.	8	240
National Beverage Corp. (c)	8	122
Natures Sunshine Products Inc. (c) (e)	7	111
Nu Skin Enterprises Inc. - Class A	41	2,374
Nutraceutical International Corp. (c)	7	104
Oil-Dri Corp. of America	4	87
Omega Protein Corp. (c)	15	114
Pantry Inc. (c)	18	234
Pilgrim’s Pride Corp. (c) (e)	46	346
Prestige Brands Holdings Inc. (c)	38	669
PriceSmart Inc.	13	951
Primo Water Corp. (c) (e)	8	16
Revlon Inc. - Class A (c)	8	142
Rite Aid Corp. (c)	446	775
Ruddick Corp.	37	1,477
Sanderson Farms Inc.	16	863
Schiff Nutrition International Inc. (c)	9	112
Seneca Foods Corp. - Class A (c)	7	171
Smart Balance Inc. (c)	47	311
Snyders-Lance Inc.	35	898
Spartan Stores Inc.	17	308
Spectrum Brands Holdings Inc. (c)	12	426
Star Scientific Inc. (c) (e)	76	251
Susser Holdings Corp. (c)	7	183
Synutra International Inc. (c) (e)	13	76
The Fresh Market Inc. (c)	21	990
Tootsie Roll Industries Inc. (e)	18	407
TreeHouse Foods Inc. (c)	27	1,584
United Natural Foods Inc. (c)	36	1,692
Universal Corp.	17	814
USANA Health Sciences Inc. (c) (e)	5	178

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Vector Group Ltd. (e)	36	645
Village Super Market Inc. - Class A	4	120
WD-40 Co.	12	550
Weis Markets Inc.	8	368
		32,109
ENERGY - 6.2%
Abraxas Petroleum Corp. (c) (e)	63	196
Alon USA Energy Inc.	8	76
Amyris Inc. (c) (e)	13	65
Apco Oil And Gas International Inc. (e)	7	448
Approach Resources Inc. (c)	20	727
ATP Oil & Gas Corp. (c) (e)	34	250
Basic Energy Services Inc. (c)	18	305
Berry Petroleum Co. - Class A	39	1,818
Bill Barrett Corp. (c) (e)	36	924
BPZ Resources Inc. (c) (e)	73	295
Bristow Group Inc.	27	1,302
C&J Energy Services Inc. (c) (e)	9	159
Cal Dive International Inc. (c)	74	243
Callon Petroleum Co. (c)	27	172
CAMAC Energy Inc. (c) (e)	26	26
Carrizo Oil & Gas Inc. (c)	29	811
Cheniere Energy Inc. (c)	95	1,417
Clayton Williams Energy Inc. (c)	5	359
Clean Energy Fuels Corp. (c) (e)	38	799
Cloud Peak Energy Inc. (c)	45	713
Comstock Resources Inc. (c)	36	573
Contango Oil & Gas Co. (c)	9	545
Crimson Exploration Inc. (c) (e)	13	55
Crosstex Energy Inc.	30	417
CVR Energy Inc. (c)	66	1,759
Dawson Geophysical Co. (c)	6	202
Delek US Holdings Inc.	11	177
DHT Holdings Inc.(e)	74	71
Dril-Quip Inc. (c)	26	1,673
Endeavour International Corp. (c) (e)	27	315
Energy Partners Ltd. (c)	21	342
Energy XXI Bermuda Ltd. (c)	56	2,035
Evolution Petroleum Corp. (c) (e)	13	120
Exterran Holdings Inc. (c)	46	611
Frontline Ltd. (e)	37	288
FX Energy Inc. (c) (e)	38	205
Gastar Exploration Ltd. (c)	43	128
Geokinetics Inc. (c) (e)	6	11
GeoResources Inc. (c)	15	500
Gevo Inc. (c) (e)	6	54
Global Geophysical Services Inc. (c)	14	153
GMX Resources Inc. (c) (e)	57	72
Golar LNG Ltd.	30	1,139
Goodrich Petroleum Corp. (c) (e)	18	351
Green Plains Renewable Energy Inc. (c) (e)	14	156
Gulf Island Fabrication Inc.	10	299
Gulfmark Offshore Inc. - Class A (c)	17	803
Gulfport Energy Corp. (c)	34	997
Hallador Energy Co.	2	18
Harvest Natural Resources Inc. (c) (e)	29	206
Helix Energy Solutions Group Inc. (c)	80	1,416
Hercules Offshore Inc. (c)	84	397
Hornbeck Offshore Services Inc. (c)	23	979
Houston American Energy Corp. (c) (e)	12	64
Hyperdynamics Corp. (c) (e)	117	151
ION Geophysical Corp. (c)	97	624
Isramco Inc. (c) (e)	1	81
James River Coal Co. (c) (e)	30	155
Key Energy Services Inc. (c)	94	1,446
KiOR Inc. - Class A (c) (e)	7	89
Knightsbridge Tankers Ltd. (e)	17	246
Kodiak Oil & Gas Corp. (c) (e)	193	1,922
L&L Energy Inc. (c) (e)	12	29
Lufkin Industries Inc.	23	1,841
Magnum Hunter Resources Corp. (c) (e)	85	542
Matrix Service Co. (c)	21	288
McMoRan Exploration Co. (c) (e)	72	772
Miller Energy Resources Inc. (c) (e)	30	125
Mitcham Industries Inc. (c)	9	198
Natural Gas Services Group Inc. (c)	11	145
Newpark Resources Inc. (c)	67	548
Nordic American Tanker Shipping Ltd. (e)	40	638
Northern Oil and Gas Inc. (c) (e)	47	985
Oasis Petroleum Inc. (c)	45	1,377
Overseas Shipholding Group Inc. (e)	21	269
OYO Geospace Corp. (c)	3	327
Panhandle Oil and Gas Inc. - Class A	5	161
Parker Drilling Co. (c)	89	529
Patriot Coal Corp. (c) (e)	69	433
Penn Virginia Corp. (e)	34	154
Petroleum Development Corp. (c)	17	646
PetroQuest Energy Inc. (c) (e)	40	245
PHI Inc. (c)	9	217
Pioneer Drilling Co. (c)	45	393
Rentech Inc. (c)	168	350
Resolute Energy Corp. (c) (e)	34	382
Rex Energy Corp. (c) (e)	31	329
Rex Stores Corp. (c)	6	172
Rosetta Resources Inc. (c)	40	1,934
Scorpio Tankers Inc. (c)	26	181
SemGroup Corp. (c)	31	889
Ship Finance International Ltd. (e)	33	504
Solazyme Inc. (c) (e)	9	133
Stone Energy Corp. (c)	37	1,052
Swift Energy Co. (c)	31	903
Syntroleum Corp. (c) (e)	71	68
Targa Resources Corp.	12	539
Teekay Tankers Ltd. - Class A	31	189
Tesco Corp. (c)	23	330
Tetra Technologies Inc. (c)	57	536
Triangle Petroleum Corp. (c) (e)	32	221
Union Drilling Inc. (c)	10	57
Ur-Energy Inc. (c) (e)	63	77
Uranerz Energy Corp. (c) (e)	52	131
Uranium Energy Corp. (c) (e)	59	230
Uranium Resources Inc. (c) (e)	57	52
USEC Inc. (c) (e)	100	106
VAALCO Energy Inc. (c)	36	345
Vantage Drilling Co. (c)	121	194
Venoco Inc. (c)	22	242
Voyager Oil & Gas Inc. (c) (e)	29	69
W&T Offshore Inc.	26	544
Warren Resources Inc. (c)	55	178
Western Refining Inc. (c) (e)	39	733
Westmoreland Coal Co. (c)	6	67
Willbros Group Inc. (c)	33	108
World Fuel Services Corp.	53	2,171
Zion Oil & Gas Inc. (c) (e)	15	40
		57,868
FINANCIALS - 21.9%
1st Source Corp.	11	266
1st United Bancorp Inc. (c)	21	126
Acadia Realty Trust	32	726
Advance America Cash Advance Centers Inc.	40	422

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
AG Mortgage Investment Trust Inc. (e)	8	151
Agree Realty Corp.	8	176
Alexander’s Inc.	2	612
Alliance Financial Corp. (e)	4	115
Alterra Capital Holdings Ltd.	68	1,563
American Assets Trust Inc.	23	531
American Campus Communities Inc.	51	2,273
American Capital Mortgage Investment Corp. (e)	7	150
American Equity Investment Life Holding Co.	43	550
American Safety Insurance Holdings Ltd. (c)	8	159
Ameris Bancorp (c)	17	219
Amerisafe Inc. (c)	14	342
Ames National Corp. (e)	6	150
AmTrust Financial Services Inc. (e)	17	470
Anworth Mortgage Asset Corp.	101	667
Apollo Commercial Real Estate Finance Inc.	16	250
Apollo Investment Corp.	143	1,029
Apollo Residential Mortgage Inc.	9	164
Argo Group International Holdings Ltd.	21	621
Arlington Asset Investment Corp. - Class A (e)	5	113
ARMOUR Residential REIT Inc. (e)	103	693
Arrow Financial Corp. (e)	7	172
Artio Global Investors Inc. (e)	27	127
Ashford Hospitality Trust Inc.	39	353
Associated Estates Realty Corp.	30	489
Astoria Financial Corp.	64	635
AV Homes Inc. (c)	7	82
Baldwin & Lyons Inc. - Class B	5	116
BancFirst Corp.	5	211
Banco Latinoamericano de Comercio Exterior SA - Class E	21	449
Bancorp Inc. (c)	20	205
BancorpSouth Inc.	69	936
Bank Mutual Corp.	36	146
Bank of Kentucky Financial Corp.	3	90
Bank of Marin Bancorp.	4	152
Bank of the Ozarks Inc.	21	665
BankFinancial Corp.	13	87
Banner Corp.	12	268
BBCN Bancorp Inc. (c)	56	627
Beneficial Mutual Bancorp Inc. (c)	21	188
Berkshire Hills Bancorp Inc.	16	365
BGC Partners Inc. - Class A	58	428
BioMed Realty Trust Inc.	115	2,185
BlackRock Kelso Capital Corp. (e)	56	545
BofI Holding Inc. (c)	6	95
Boston Private Financial Holdings Inc.	56	553
Bridge Bancorp Inc.	4	89
Bridge Capital Holdings (c)	6	75
Brookline Bancorp Inc.	49	460
Bryn Mawr Bank Corp.	8	171
Calamos Asset Management Inc. - Class A	14	187
California First National Bancorp.	1	14
Camden National Corp.	5	171
Campus Crest Communities Inc.	23	265
Cape Bancorp Inc. (c)	7	56
Capital Bank Corp. (c)	8	19
Capital City Bank Group Inc. (e)	9	67
Capital Southwest Corp.	2	191
CapLease Inc.	54	219
Capstead Mortgage Corp.	62	814
Cardinal Financial Corp.	21	240
Cardtronics Inc. (c)	32	831
Cascade Bancorp (c) (e)	4	21
Cash America International Inc.	22	1,034
Cathay General Bancorp	59	1,048
CBL & Associates Properties Inc.	111	2,101
Cedar Shopping Centers Inc. (e)	45	230
Center Bancorp Inc.	7	74
CenterState Banks of Florida Inc.	22	181
Central Pacific Financial Corp. (c) (e)	11	147
Century Bancorp. Inc. - Class A	3	77
Charter Financial Corp.	4	37
Chatham Lodging Trust	11	143
Chemical Financial Corp.	21	482
Chesapeake Lodging Trust	25	441
CIFC Corp. (c)	7	45
Citizens & Northern Corp.	8	161
Citizens Inc. - Class A (c) (e)	27	270
City Holdings Co. (e)	12	405
Clifton Savings Bancorp Inc.	5	50
CNB Financial Corp. (e)	8	129
CNO Financial Group Inc. (c)	167	1,296
CoBiz Financial Inc.	24	172
Cogdell Spencer Inc.	39	166
Cohen & Steers Inc. (e)	13	412
Colonial Properties Trust	63	1,362
Colony Financial Inc.	24	392
Columbia Banking System Inc.	30	681
Community Bank System Inc.	29	831
Community Trust Bancorp Inc.	11	342
Compass Diversified Holdings (e)	29	434
Consolidated-Tomoka Land Co. (e)	3	94
Coresite Realty Corp.	15	345
Cousins Properties Inc.	66	501
Cowen Group Inc. - Class A (c)	46	124
Crawford & Co. - Class B	19	92
Credit Acceptance Corp. (c)	5	514
CreXus Investment Corp.	41	428
CubeSmart	92	1,097
CVB Financial Corp. (e)	66	773
CYS Investments Inc. (e)	82	1,077
DCT Industrial Trust Inc.	180	1,063
Delphi Financial Group Inc. - Class A	36	1,620
DFC Global Corp. (c)	33	622
Diamond Hill Investment Group Inc.	2	117
DiamondRock Hospitality Co.	126	1,293
Dime Community Bancshares Inc.	23	342
Donegal Group Inc. - Class A	5	72
Doral Financial Corp. (c)	102	157
Duff & Phelps Corp. - Class A	23	354
DuPont Fabros Technology Inc. (e)	43	1,053
Dynex Capital Inc.	40	380
Eagle Bancorp Inc. (c)	13	212
EastGroup Properties Inc.	20	1,022
Edelman Financial Group Inc.	14	95
Education Realty Trust Inc.	70	753
eHealth Inc. (c)	16	259
EMC Insurance Group Inc. (e)	3	52
Employer Holdings Inc.	26	459
Encore Bancshares Inc. (c) (e)	7	140
Encore Capital Group Inc. (c)	11	255
Enstar Group Ltd. (c)	5	506
Enterprise Bancorp Inc.	4	58
Enterprise Financial Services Corp.	11	128
Entertainment Properties Trust	35	1,622
Epoch Holding Corp. (e)	11	273
Equity Lifestyle Properties Inc.	24	1,682
Equity One Inc.	39	799
ESB Financial Corp. (e)	8	112
ESSA BanCorp Inc.	8	81

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Evercore Partners Inc. - Class A	15	443
Excel Trust Inc.	22	267
Extra Space Storage Inc.	70	2,024
EZCORP Inc. - Class A (c)	34	1,118
FBL Financial Group Inc. - Class A	9	317
FBR Capital Markets Corp. (c)	39	100
Federal Agricultural Mortgage Corp. - Class C	8	187
FelCor Lodging Trust Inc. (c)	91	329
Fidus Investment Corp.	3	46
Fifth Street Finance Corp.	61	595
Financial Engines Inc. (c) (e)	29	648
Financial Institutions Inc.	9	151
First American Financial Corp.	79	1,315
First Bancorp Inc.	7	102
First Bancorp Inc.	10	110
First Busey Corp.	54	268
First Cash Financial Services Inc. (c)	23	985
First Commonwealth Financial Corp.	76	465
First Community Bancshares Inc.	10	134
First Connecticut Bancorp Inc.	14	183
First Defiance Financial Corp.	6	99
First Financial Bancorp	44	761
First Financial Bankshares Inc. (e)	24	835
First Financial Corp.	8	240
First Financial Holdings Inc.	10	112
First Industrial Realty Trust Inc. (c)	65	808
First Interstate BancSystem Inc.	11	163
First Marblehead Corp. (c)	33	40
First Merchants Corp.	19	240
First Midwest Bancorp Inc.	56	676
First of Long Island Corp.	5	143
First PacTrust Bancorp Inc.	5	62
First Potomac Realty Trust	37	448
FirstMerit Corp.	82	1,383
Flagstar Bancorp Inc. (c)	120	111
Flagstone Reinsurance Holdings SA	40	316
Flushing Financial Corp.	24	318
FNB Corp.	102	1,233
Forestar Group Inc. (c)	27	416
Fortegra Financial Corp. (c)	4	31
Fox Chase Bancorp Inc.	9	116
Franklin Financial Corp. (c)	8	113
Franklin Street Properties Corp.	54	568
FXCM Inc. - Class A (e)	15	190
Gain Capital Holdings Inc. (e)	6	28
GAMCO Investors Inc.	5	261
German American Bancorp Inc. (e)	8	151
Getty Realty Corp. (e)	19	302
GFI Group Inc.	51	191
Glacier Bancorp Inc.	53	791
Gladstone Capital Corp.	13	106
Gladstone Commercial Corp.	7	118
Gladstone Investment Corp.	17	127
Gleacher & Co. Inc. (c)	46	63
Glimcher Realty Trust	86	879
Global Indemnity Plc (c) (e)	9	170
Golub Capital BDC Inc. (e)	8	127
Government Properties Income Trust	27	647
Great Southern Bancorp Inc. (e)	7	173
Greenlight Capital Re Ltd. - Class A (c)	20	498
Hallmark Financial Services Inc. (c)	6	50
Hampton Roads Bankshares Inc. (c)	6	18
Hancock Holding Co.	57	2,029
Hanmi Financial Corp. (c)	23	235
Harleysville Group Inc.	9	508
Harris & Harris Group Inc. (c)	20	83
Hatteras Financial Corp.	56	1,563
Healthcare Realty Trust Inc.	58	1,286
Heartland Financial USA Inc. (e)	9	163
Hercules Technology Growth Capital Inc.	34	373
Heritage Commerce Corp. (c)	13	81
Heritage Financial Corp. (e)	10	133
Hersha Hospitality Trust	104	569
HFF Inc. - Class A (c)	21	343
Highwoods Properties Inc.	54	1,800
Hilltop Holdings Inc. (c)	31	259
Home Bancshares Inc.	16	433
Home Federal Bancorp Inc.	11	107
Home Properties Inc.	36	2,193
Horace Mann Educators Corp.	30	535
Hudson Pacific Properties Inc.	17	259
Hudson Valley Holding Corp.	13	202
IberiaBank Corp.	22	1,187
Imperial Holdings Inc. (c)	11	29
Independence Holding Co. (e)	5	49
Independent Bank Corp. (e)	16	470
Infinity Property & Casualty Corp.	9	468
Inland Real Estate Corp.	56	496
International Bancshares Corp.	39	825
INTL FCStone Inc. (c)	10	218
Invesco Mortgage Capital Inc.	87	1,528
Investment Technology Group Inc. (c)	31	370
Investors Bancorp Inc. (c)	35	528
Investors Real Estate Trust	58	447
iStar Financial Inc. (c) (e)	61	443
JMP Group Inc.	13	94
Kansas City Life Insurance Co. (e)	3	99
KBW Inc. (e)	25	455
Kearny Financial Corp.	9	83
Kennedy-Wilson Holdings Inc. (e)	20	271
Kilroy Realty Corp.	51	2,357
Kite Realty Group Trust	44	230
Knight Capital Group Inc. - Class A (c)	76	972
Kohlberg Capital Corp.	12	80
Ladenburg Thalmann Financial Services Inc. (c) (e)	75	133
Lakeland Bancorp Inc. (e)	14	136
Lakeland Financial Corp.	12	301
LaSalle Hotel Properties	64	1,794
Lexington Realty Trust	88	792
LTC Properties Inc.	23	734
Maiden Holdings Ltd.	36	324
Main Street Capital Corp. (e)	16	402
MainSource Financial Group Inc.	15	183
Manning & Napier Inc. - Class A (c)	11	157
MarketAxess Holdings Inc.	21	790
Marlin Business Services Inc.	7	105
MB Financial Inc.	40	841
MCG Capital Corp.	55	232
Meadowbrook Insurance Group Inc.	41	381
Medallion Financial Corp.	11	126
Medical Properties Trust Inc.	99	922
Medley Capital Corp.	10	117
Merchants Bancshares Inc.	3	85
Meridian Interstate BanCorp Inc. (c)	4	57
Metro Bancorp Inc. (c)	11	124
MFA Financial Inc.	267	1,991
MGIC Investment Corp. (c)	142	705
Mid-America Apartment Communities Inc.	27	1,843
Midsouth Bancorp Inc.	5	65
Mission West Properties Inc.	12	114

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Monmouth Real Estate Investment Corp. - Class A	30	289
Montpelier Re Holdings Ltd.	46	886
MPG Office Trust Inc. (c) (e)	38	89
MVC Capital Inc.	18	243
National Bankshares Inc. (e)	5	154
National Financial Partners Corp. (c) (e)	31	477
National Health Investors Inc.	18	874
National Interstate Corp.	4	109
National Penn Bancshares Inc.	91	805
National Retail Properties Inc.	78	2,126
National Western Life Insurance Co. - Class A	1	203
Navigators Group Inc. (c)	8	399
NBT Bancorp Inc.	26	577
Nelnet Inc. - Class A	20	509
Netspend Holdings Inc. (c) (e)	19	146
New Mountain Finance Corp.	4	61
Newcastle Investment Corp.	77	481
NewStar Financial Inc. (c)	20	219
NGP Capital Resources Co.	15	95
Nicholas Financial Inc.	6	78
Northfield Bancorp Inc. (e)	11	155
NorthStar Realty Finance Corp.	68	370
Northwest Bancshares Inc.	73	933
OceanFirst Financial Corp.	10	148
Ocwen Financial Corp. (c)	72	1,126
Old National Bancorp	70	915
Omega Healthcare Investors Inc.	76	1,619
OmniAmerican Bancorp Inc. (c)	8	147
One Liberty Properties Inc.	8	150
OneBeacon Insurance Group Ltd.	16	244
Oppenheimer Holdings Inc. - Class A	9	156
Oriental Financial Group Inc.	34	409
Oritani Financial Corp.	34	495
Orrstown Financial Services Inc.	5	41
Pacific Capital Bancorp NA (c) (e)	2	114
Pacific Continental Corp.	11	102
PacWest Bancorp	23	559
Park National Corp.	10	658
Park Sterling Corp. (c)	26	122
Parkway Properties Inc.	18	188
Pebblebrook Hotel Trust	37	844
PennantPark Investment Corp.	40	421
Penns Woods Bancorp Inc.	2	98
Pennsylvania Real Estate Investment Trust	42	645
Pennymac Mortgage Investment Trust	20	378
Peoples Bancorp Inc.	8	146
PHH Corp. (c)	43	660
Phoenix Cos. Inc. (c)	96	235
Pico Holdings Inc. (c)	17	389
Pinnacle Financial Partners Inc. (c)	26	478
Piper Jaffray Cos. (c)	11	300
Platinum Underwriters Holdings Ltd.	28	1,024
Portfolio Recovery Associates Inc. (c)	13	925
Post Properties Inc.	39	1,845
Potlatch Corp.	30	948
Presidential Life Corp.	15	174
Primerica Inc.	23	568
PrivateBancorp Inc.	44	672
ProAssurance Corp.	23	2,017
Prospect Capital Corp. (e)	80	880
Prosperity Bancshares Inc.	35	1,611
Provident Financial Services Inc.	46	665
Provident New York Bancorp	28	238
PS Business Parks Inc.	14	896
Pzena Investment Management Inc. - Class A	4	23
Radian Group Inc. (e)	95	412
RAIT Financial Trust	34	170
Ramco-Gershenson Properties Trust (e)	27	335
Redwood Trust Inc.	58	649
Renasant Corp. (e)	17	277
Republic Bancorp Inc. - Class A (e)	8	183
Resource Capital Corp. (e)	57	306
Retail Opportunity Investments Corp. (e)	37	445
RLI Corp.	13	958
RLJ Lodging Trust	21	393
Rockville Financial Inc.	21	247
Roma Financial Corp.	4	42
S&T Bancorp Inc. (e)	21	464
Sabra Healthcare REIT Inc.	27	442
Safety Insurance Group Inc.	9	382
Sandy Spring Bancorp Inc.	18	329
Saul Centers Inc.	5	204
SCBT Financial Corp.	10	329
SeaBright Insurance Holdings Inc.	17	157
Seacoast Banking Corp. of Florida (c)	44	77
Selective Insurance Group	41	719
Sierra Bancorp	7	71
Signature Bank (c)	34	2,174
Simmons First National Corp. - Class A	13	344
Solar Capital Ltd.	28	610
Solar Senior Capital Ltd.	5	80
Southside Bancshares Inc.	13	282
Southwest Bancorp Inc. (c)	12	108
Sovran Self Storage Inc.	21	1,038
STAG Industrial Inc.	13	175
Starwood Property Trust Inc. (e)	70	1,470
State Auto Financial Corp.	11	155
State Bank Financial Corp. (c)	24	414
StellarOne Corp.	17	200
Sterling Bancorp	24	231
Sterling Financial Corp. (c)	21	428
Stewart Information Services Corp. (e)	14	192
Stifel Financial Corp. (c)	40	1,525
Strategic Hotels & Resorts Inc. (c)	129	846
Suffolk Bancorp (c)	7	90
Summit Hotel Properties Inc.	20	151
Sun Bancorp Inc. (c)	23	81
Sun Communities Inc.	19	843
Sunstone Hotel Investors Inc. (c)	89	868
Susquehanna Bancshares Inc.	140	1,380
SVB Financial Group (c)	32	2,066
SWS Group Inc.	26	147
SY Bancorp Inc.	9	208
Symetra Financial Corp.	49	564
Tanger Factory Outlet Centers Inc.	64	1,913
Taylor Capital Group Inc. (c) (e)	9	133
Tejon Ranch Co. (c)	11	314
Terreno Realty Corp.	12	167
Territorial Bancorp Inc.	8	160
Texas Capital Bancshares Inc. (c)	27	946
THL Credit Inc.	5	62
TICC Capital Corp.	26	249
Tompkins Financial Corp. (e)	6	248
Tower Group Inc.	27	611
TowneBank (e)	19	254
Triangle Capital Corp. (e)	20	394
Trico Bancshares	9	164
TrustCo Bank Corp.	71	407
Trustmark Corp.	48	1,202
Two Harbors Investment Corp.	155	1,574
UMB Financial Corp.	23	1,051

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
UMH Properties Inc.	8	82
Umpqua Holdings Corp.	86	1,169
Union First Market Bankshares Corp.	14	199
United Bankshares Inc. (e)	38	1,090
United Community Banks Inc. (c)	32	310
United Financial Bancorp Inc.	11	177
United Fire Group Inc.	15	271
Universal Health Realty Income Trust	9	361
Universal Insurance Holdings Inc. (e)	9	37
Univest Corp. of Pennsylvania	13	225
Urstadt Biddle Properties Inc. - Class A	17	341
ViewPoint Financial Group	27	410
Virginia Commerce Bancorp (c)	15	129
Virtus Investment Partners Inc. (c)	5	419
Walker & Dunlop Inc. (c)	7	82
Walter Investment Management Corp.	19	423
Washington Banking Co.	11	157
Washington REIT	49	1,469
Washington Trust Bancorp Inc.	10	245
Webster Financial Corp.	54	1,227
WesBanco Inc.	17	349
West Bancorp Inc.	12	118
West Coast Bancorp (c)	14	271
Westamerica Bancorporation	22	1,043
Western Alliance Bancorp (c)	52	438
Westfield Financial Inc.	20	155
Westwood Holdings Group Inc. (e)	5	181
Whitestone REIT (e)	5	59
Wilshire Bancorp Inc. (c)	49	238
Winthrop Realty Trust	22	252
Wintrust Financial Corp.	26	920
World Acceptance Corp. (c)	11	696
WSFS Financial Corp.	4	183
		204,969
HEALTH CARE - 12.4%
Abaxis Inc. (c)	17	500
Abiomed Inc. (c) (e)	24	523
Accelrys Inc. (c)	39	313
Accretive Health Inc. (c) (e)	29	588
Accuray Inc. (c)	51	357
Achillion Pharmaceuticals Inc. (c)	35	339
Acorda Therapeutics Inc. (c)	29	771
Acura Pharmaceuticals Inc. (c) (e)	4	13
Aegerion Pharmaceuticals Inc. (c)	6	79
Affymax Inc. (c) (e)	28	324
Affymetrix Inc. (c)	56	238
Air Methods Corp. (c)	8	728
Akorn Inc. (c) (e)	41	475
Albany Molecular Research Inc. (c) (e)	15	40
Align Technology Inc. (c)	46	1,269
Alimera Sciences Inc. (c) (e)	7	24
Alkermes Plc (c)	72	1,328
Alliance HealthCare Services Inc. (c) (e)	19	28
Allos Therapeutics Inc. (c)	47	70
Almost Family Inc. (c)	7	175
Alnylam Pharmaceuticals Inc. (c)	33	368
Alphatec Holdings Inc. (c)	39	93
AMAG Pharmaceuticals Inc. (c)	16	261
Amedisys Inc. (c)	22	316
Amicus Therapeutics Inc. (c)	10	51
AMN Healthcare Services Inc. (c)	34	208
Ampio Pharmaceuticals Inc. (c) (e)	12	41
Amsurg Corp. (c)	24	663
Anacor Pharmaceuticals Inc. (c)	12	71
Analogic Corp.	9	611
AngioDynamics Inc. (c)	19	237
Antares Pharma Inc. (c) (e)	73	236
Anthera Pharmaceuticals Inc. (c)	17	37
Ardea Biosciences Inc. (c)	13	284
Arena Pharmaceuticals Inc. (c) (e)	109	333
Ariad Pharmaceuticals Inc. (c)	118	1,882
ArQule Inc. (c)	38	267
Array BioPharma Inc. (c)	51	174
ArthroCare Corp. (c)	21	556
Assisted Living Concepts Inc. - Class A	14	239
Astex Pharmaceuticals (c)	40	75
athenahealth Inc. (c) (e)	26	1,937
AtriCure Inc. (c)	9	85
Atrion Corp.	1	225
Auxilium Pharmaceuticals Inc. (c)	36	672
AVANIR Pharmaceuticals - Class A (c) (e)	100	342
AVEO Pharmaceuticals Inc. (c) (e)	24	293
AVI BioPharma Inc. (c) (e)	96	148
Bacterin International Holdings Inc. (c) (e)	14	33
BG Medicine Inc. (c) (e)	5	33
Bio-Reference Labs Inc. (c)	19	443
BioCryst Pharmaceuticals Inc. (c)	16	76
Biolase Technology Inc. (c) (e)	18	48
BioMimetic Therapeutics Inc. (c)	11	26
Biosante Pharmaceuticals Inc. (c) (e)	72	49
BioScrip Inc. (c)	32	217
BioSpecifics Technologies Corp. (c)	3	48
Biotime Inc. (c) (e)	17	76
Cadence Pharmaceuticals Inc. (c) (e)	39	145
Cambrex Corp. (c)	23	159
Cantel Medical Corp.	15	383
Capital Senior Living Corp. (c)	20	185
CardioNet Inc. (c)	16	50
Cardiovascular Systems Inc. (c) (e)	11	103
Cell Therapeutics Inc. (c) (e)	126	164
Celldex Therapeutics Inc. (c)	34	174
Centene Corp. (c)	37	1,833
Cepheid Inc. (c)	48	2,026
Cerus Corp. (c) (e)	42	170
Chelsea Therapeutics International Inc. (c) (e)	50	128
Chemed Corp. (e)	15	939
Chindex International Inc. (c)	9	82
Cleveland Biolabs Inc. (c) (e)	14	35
Clovis Oncology Inc. (c) (e)	8	211
Codexis Inc. (c)	15	55
Columbia Laboratories Inc. (c) (e)	45	32
Complete Genomics Inc. (c) (e)	17	49
Computer Programs & Systems Inc.	8	453
Conceptus Inc. (c)	23	330
Conmed Corp. (c)	21	625
Corcept Therapeutics Inc. (c) (e)	34	132
Cornerstone Therapeutics Inc. (c)	6	39
Corvel Corp. (c)	5	185
Cross Country Healthcare Inc. (c)	21	105
CryoLife Inc. (c)	17	88
Cubist Pharmaceuticals Inc. (c)	45	1,942
Curis Inc. (c) (e)	56	272
Cyberonics Inc. (c)	21	817
Cynosure Inc. - Class A (c)	6	104
Cytori Therapeutics Inc. (c) (e)	45	112
Delcath Systems Inc. (c) (e)	36	113
DepoMed Inc. (c)	40	250
DexCom Inc. (c)	49	507
Durect Corp. (c)	54	43
DUSA Pharmaceuticals Inc. (c)	15	93
Dyax Corp. (c)	60	94

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Dynavax Technologies Inc. (c)	114	579
Dynavox Inc. - Class A (c)	5	16
Emergent BioSolutions Inc. (c)	19	300
Emeritus Corp. (c)	23	412
Endocyte Inc. (c)	19	96
Endologix Inc. (c)	36	520
Ensign Group Inc.	12	313
Enzo Biochem Inc. (c)	30	81
Enzon Pharmaceuticals Inc. (c) (e)	28	192
Epocrates Inc. (c)	3	28
eResearch Technology Inc. (c)	37	287
Exact Sciences Corp. (c)	41	460
ExacTech Inc. (c)	7	105
ExamWorks Group Inc. (c) (e)	20	243
Exelixis Inc. (c)	110	569
Five Star Quality Care Inc. (c)	32	111
Fluidigm Corp. (c)	4	61
Furiex Pharmaceuticals Inc. (c)	6	146
Genomic Health Inc. (c)	13	399
Gentiva Health Services Inc. (c)	26	229
Geron Corp. (c) (e)	95	160
Greatbatch Inc. (c)	18	436
GTx Inc. (c) (e)	17	65
Haemonetics Corp. (c)	19	1,344
Halozyme Therapeutics Inc. (c)	66	843
Hanger Orthopedic Group Inc. (c)	24	530
Hansen Medical Inc. (c) (e)	36	107
Harvard Bioscience Inc. (c)	14	55
Healthsouth Corp. (c)	71	1,461
HealthStream Inc. (c)	14	327
Healthways Inc. (c) (e)	27	197
HeartWare International Inc. (c) (e)	9	598
Hi-Tech Pharmacal Co. Inc. (c)	8	287
HMS Holdings Corp. (c)	63	1,980
Horizon Pharma Inc. (c) (e)	3	14
ICU Medical Inc. (c)	9	434
Idenix Pharmaceuticals Inc. (c) (e)	44	432
Immunogen Inc. (c) (e)	55	795
Immunomedics Inc. (c) (e)	50	182
Impax Laboratories Inc. (c)	48	1,178
Incyte Corp. (c) (e)	66	1,283
Infinity Pharmaceuticals Inc. (c) (e)	12	142
Insmed Inc. (c) (e)	15	55
Insulet Corp. (c)	35	665
Integra LifeSciences Holdings Corp. (c)	14	496
InterMune Inc. (c) (e)	41	601
Invacare Corp.	22	364
IPC The Hospitalist Co. Inc. (c)	13	461
IRIS International Inc. (c)	11	150
Ironwood Pharmaceuticals Inc. (c)	40	532
Isis Pharmaceuticals Inc. (c)	75	662
Ista Pharmaceuticals Inc. (c)	25	227
Jazz Pharmaceuticals Plc (c)	16	788
Kensey Nash Corp. (c)	7	210
Keryx Biopharmaceuticals Inc. (c) (e)	59	294
Kindred Healthcare Inc. (c)	40	342
KV Pharmaceutical Co. - Class A (c) (e)	49	65
Landauer Inc.	7	364
Lannett Co. Inc. (c)	11	46
Lexicon Pharmaceuticals Inc. (c) (e)	128	239
LHC Group Inc. (c)	13	232
Ligand Pharmaceuticals Inc. (c)	14	225
Luminex Corp. (c)	28	653
Magellan Health Services Inc. (c)	21	1,045
MAKO Surgical Corp. (c) (e)	24	991
MannKind Corp. (c) (e)	73	180
MAP Pharmaceuticals Inc. (c)	16	226
Masimo Corp. (c)	39	903
Maxygen Inc. (c)	22	129
MedAssets Inc. (c)	36	477
Medical Action Industries Inc. (c)	10	59
Medicines Co. (c)	40	795
Medicis Pharmaceutical Corp. - Class A	46	1,740
Medidata Solutions Inc. (c)	16	432
Medivation Inc. (c)	23	1,755
MEDTOX Scientific Inc. (c)	5	77
Merge Healthcare Inc. (c) (e)	43	249
Meridian Bioscience Inc. (e)	31	603
Merit Medical Systems Inc. (c)	30	378
Metabolix Inc. (c) (e)	22	61
Metropolitan Health Networks Inc. (c)	30	285
MModal Inc. (c)	23	240
Molina Healthcare Inc. (c)	21	697
Momenta Pharmaceuticals Inc. (c)	35	537
MWI Veterinary Supply Inc. (c)	9	833
Nabi Biopharmaceuticals (c)	28	52
National Healthcare Corp. (e)	8	358
National Research Corp.	1	33
Natus Medical Inc. (c)	22	258
Navidea Biopharmaceuticals Inc. (c) (e)	75	247
Nektar Therapeutics (c) (e)	82	653
Neogen Corp. (c)	17	671
NeoStem Inc. (c) (e)	14	5
Neurocrine Biosciences Inc. (c)	44	353
NewLink Genetics Corp. (c)	6	55
Novavax Inc. (c) (e)	74	93
NPS Pharmaceuticals Inc. (c)	62	427
NuVasive Inc. (c)	31	519
NxStage Medical Inc. (c)	33	636
Nymox Pharmaceutical Corp. (c) (e)	14	112
Obagi Medical Products Inc. (c)	14	188
Omnicell Inc. (c)	25	385
OncoGenex Pharmaceutical Inc. (c) (e)	6	78
Oncothyreon Inc. (c) (e)	30	131
Onyx Pharmaceuticals Inc. (c)	47	1,787
Opko Health Inc. (c) (e)	83	393
Optimer Pharmaceuticals Inc. (c) (e)	34	479
OraSure Technologies Inc. (c)	36	411
Orexigen Therapeutics Inc. (c)	37	150
Orthofix International NV (c)	14	515
Osiris Therapeutics Inc. (c) (e)	13	65
Owens & Minor Inc.	48	1,454
Pacific Biosciences of California Inc. (c) (e)	28	96
Pacira Pharmaceuticals Inc. (c) (e)	6	65
Pain Therapeutics Inc. (c) (e)	28	100
Palomar Medical Technologies Inc. (c)	16	147
Par Pharmaceutical Cos. Inc. (c)	27	1,029
Parexel International Corp. (c)	43	1,163
PDL BioPharma Inc.	103	654
Peregrine Pharmaceuticals Inc. (c) (e)	40	21
Pernix Therapeutics Holdings (c)	3	31
Pharmacyclics Inc. (c)	35	962
PharmAthene Inc. (c) (e)	22	38
PharMerica Corp. (c) (e)	21	257
Pozen Inc. (c)	17	100
Progenics Pharmaceuticals Inc. (c)	21	207
Providence Services Corp. (c)	11	175
PSS World Medical Inc. (c)	38	974
Quality Systems Inc.	29	1,272
Questcor Pharmaceuticals Inc. (c) (e)	40	1,499
Quidel Corp. (c) (e)	22	403
RadNet Inc. (c) (e)	19	59

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Raptor Pharmaceutical Corp. (c) (e)	34	232
Rigel Pharmaceuticals Inc. (c)	51	410
Rockwell Medical Technologies Inc. (c) (e)	10	92
RTI Biologics Inc. (c)	41	151
Sagent Pharmaceuticals Inc. (c) (e)	5	97
Salix Pharmaceuticals Ltd. (c)	44	2,295
Sangamo Biosciences Inc. (c) (e)	45	219
Santarus Inc. (c)	43	251
Savient Pharmaceuticals Inc. (c) (e)	60	130
Sciclone Pharmaceuticals Inc. (c)	27	168
Seattle Genetics Inc. (c) (e)	72	1,476
Select Medical Holdings Corp. (c)	32	246
Sequenom Inc. (c) (e)	86	348
SIGA Technologies Inc. (c) (e)	33	112
Skilled Healthcare Group Inc. - Class A (c)	18	138
Solta Medical Inc. (c)	41	123
Spectranetics Corp. (c)	26	266
Spectrum Pharmaceuticals Inc. (c) (e)	44	550
Staar Surgical Co. (c)	27	291
Stereotaxis Inc. (c) (e)	28	18
STERIS Corp.	44	1,405
Sucampo Pharmaceuticals Inc. - Class A (c)	13	97
Sun Healthcare Group Inc. (c)	24	162
Sunesis Pharmaceuticals Inc. (c) (e)	17	50
Sunrise Senior Living Inc. (c) (e)	41	261
SurModics Inc. (c)	12	183
Symmetry Medical Inc. (c)	29	205
Synergetics USA Inc. (c)	13	88
Synta Pharmaceuticals Corp. (c)	23	99
Targacept Inc. (c)	25	127
Team Health Holdings Inc. (c)	20	418
Theravance Inc. (c) (e)	51	987
Tornier BV (c)	8	208
Transcend Services Inc. (c) (e)	8	225
Transcept Pharmaceuticals Inc. (c) (e)	6	67
Triple-S Management Corp. - Class B (c)	14	323
Trius Therapeutics Inc. (c)	10	53
Unilife Corp. (c) (e)	39	158
Universal American Corp.	23	247
Uroplasty Inc. (c) (e)	13	38
US Physical Therapy Inc.	9	211
Vanda Pharmaceuticals Inc. (c)	21	100
Vanguard Health Systems Inc. (c)	22	214
Vascular Solutions Inc. (c)	12	129
Vical Inc. (c) (e)	66	226
ViroPharma Inc. (c)	53	1,594
Vivus Inc. (c)	65	1,462
Volcano Corp. (c)	39	1,111
WellCare Health Plans Inc. (c)	32	2,289
West Pharmaceutical Services Inc.	25	1,044
Wright Medical Group Inc. (c)	29	560
XenoPort Inc. (c)	27	119
Young Innovations Inc.	4	125
Zalicus Inc. (c) (e)	55	66
Zeltiq Aesthetics Inc. (c) (e)	5	28
ZIOPHARM Oncology Inc. (c) (e)	51	274
Zogenix Inc. (c) (e)	23	46
Zoll Medical Corp. (c)	16	1,525
		115,420
INDUSTRIALS - 15.4%
3D Systems Corp. (c) (e)	32	747
A123 Systems Inc. (c) (e)	73	82
AAON Inc. (e)	14	285
AAR Corp.	30	549
ABM Industries Inc.	39	947
Acacia Research Corp. (c)	32	1,340
ACCO Brands Corp. (c)	40	498
Aceto Corp.	20	191
Active Power Inc. (c) (e)	49	38
Actuant Corp. - Class A (e)	51	1,492
Acuity Brands Inc.	32	2,037
Advisory Board Co. (c)	12	1,097
Aegion Corp. (c)	29	509
AeroVironment Inc. (c)	13	348
Air Transport Services Group Inc.(c)	41	237
Aircastle Ltd.	42	510
Alamo Group Inc.	5	144
Alaska Air Group Inc. (c)	54	1,921
Albany International Corp. - Class A	21	471
Allegiant Travel Co. (c) (e)	11	610
Altra Holdings Inc. (c)	20	376
AMERCO	7	692
Ameresco Inc. - Class A (c) (e)	13	181
American Railcar Industries Inc. (c)	8	179
American Reprographics Co. (c)	30	160
American Science & Engineering Inc.	7	440
American Superconductor Corp. (c) (e)	31	129
American Woodmark Corp.	7	122
Ampco-Pittsburgh Corp. (e)	6	127
AO Smith Corp.	29	1,283
Apogee Enterprises Inc.	22	281
Applied Industrial Technologies Inc.	32	1,308
Argan Inc.	7	107
Arkansas Best Corp.	19	367
Astec Industries Inc. (c)	15	552
Astronics Corp. (c)	8	268
Atlas Air Worldwide Holdings Inc. (c)	19	949
Avis Budget Group Inc. (c)	79	1,117
AZZ Inc.	9	470
Badger Meter Inc. (e)	12	392
Baltic Trading Ltd.	12	50
Barnes Group Inc.	40	1,050
Barrett Business Services Inc.	6	120
Beacon Roofing Supply Inc. (c)	35	894
Belden Inc.	36	1,348
Blount International Inc. (c)	36	600
Brady Corp. - Class A	36	1,154
Briggs & Stratton Corp.	38	684
Brink’s Co.	34	817
Broadwind Energy Inc. (c) (e)	71	33
Builders FirstSource Inc. (c) (e)	25	106
CAI International Inc. (c)	9	168
Capstone Turbine Corp. (c) (e)	187	191
Cascade Corp.	7	351
Casella Waste Systems Inc. - Class A (c)	18	114
CBIZ Inc. (c) (e)	32	200
CDI Corp.	8	147
Celadon Group Inc.	15	234
Cenveo Inc. (c) (e)	42	141
Ceradyne Inc. (c)	18	599
Chart Industries Inc. (c)	22	1,617
Chase Corp. (e)	4	61
CIRCOR International Inc.	13	436
CLARCOR Inc.	38	1,853
Clean Harbors Inc. (c)	35	2,360
Coleman Cable Inc. (c)	4	41
Colfax Corp. (c)	34	1,200
Columbus Mckinnon Corp. (c)	14	231
Comfort Systems USA Inc.	27	294
Commercial Vehicle Group Inc. (c)	21	258
Consolidated Graphics Inc. (c)	6	294

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Corporate Executive Board Co.	25	1,088
CoStar Group Inc. (c)	19	1,313
Courier Corp.	6	74
Covenant Transportation Group Inc. (c)	5	16
CRA International Inc. (c)	8	205
Cubic Corp.	11	539
Curtiss-Wright Corp.	35	1,290
Deluxe Corp.	39	907
DigitalGlobe Inc. (c)	26	341
Dolan Media Co. (c)	22	200
Dollar Thrifty Automotive Group Inc. (c)	22	1,754
Douglas Dynamics Inc.	13	185
Ducommun Inc. (c)	8	93
DXP Enterprises Inc. (c)	6	281
Dycom Industries Inc. (c)	27	624
Dynamic Materials Corp.	10	216
Eagle Bulk Shipping Inc. (c) (e)	59	114
EMCOR Group Inc.	50	1,390
Encore Wire Corp.	14	422
Energy Recovery Inc. (c) (e)	36	82
EnergySolutions Inc. (c)	62	303
EnerNOC Inc. (c) (e)	17	125
EnerSys	36	1,242
Ennis Inc.	20	310
EnPro Industries Inc. (c)	15	629
ESCO Technologies Inc.	20	739
Essex Rental Corp. (c) (e)	10	40
Esterline Technologies Corp. (c)	23	1,634
Excel Maritime Carriers Ltd. (c) (e)	38	77
Exponent Inc. (c)	10	470
Federal Signal Corp. (c)	49	271
Flow International Corp. (c)	35	143
Forward Air Corp.	22	814
Franklin Covey Co. (c)	9	80
Franklin Electric Co. Inc.	18	860
FreightCar America Inc. (c)	9	199
FTI Consulting Inc. (c)	32	1,184
Fuel Tech Inc. (c)	12	66
FuelCell Energy Inc. (c) (e)	118	185
Furmanite Corp. (c)	30	190
G&K Services Inc. - Class A	14	464
Genco Shipping & Trading Ltd. (c)	21	135
GenCorp Inc. (c)	45	323
Generac Holdings Inc. (c)	18	453
Genesee & Wyoming Inc. - Class A (c)	30	1,620
Geo Group Inc. (c)	48	906
GeoEye Inc. (c)	17	410
Gibraltar Industries Inc. (c)	22	337
Global Power Equipment Group Inc. (c) (e)	11	307
Gorman-Rupp Co.	11	333
GP Strategies Corp. (c)	11	195
Graham Corp.	8	185
Granite Construction Inc.	29	839
Great Lakes Dredge & Dock Corp.	43	309
Greenbrier Cos. Inc. (c)	15	294
Griffon Corp.	37	391
H&E Equipment Services Inc. (c)	21	390
Hawaiian Holdings Inc. (c)	38	197
Healthcare Services Group Inc.	49	1,036
Heartland Express Inc.	37	540
HEICO Corp. (e)	31	1,612
Heidrick & Struggles International Inc.	13	280
Heritage-Crystal Clean Inc. (c)	3	57
Herman Miller Inc.	43	991
Hexcel Corp. (c)	73	1,761
Higher One Holdings Inc. (c) (e)	22	332
Hill International Inc. (c)	18	71
HNI Corp.	34	936
Houston Wire & Cable Co.	14	198
HUB Group Inc. - Class A (c)	27	973
Hudson Highland Group Inc. (c)	21	111
Hurco Cos. Inc. (c)	5	145
Huron Consulting Group Inc. (c)	17	632
ICF International Inc. (c)	15	382
II-VI Inc. (c)	38	899
InnerWorkings Inc. (c) (e)	18	209
Insperity Inc.	17	509
Insteel Industries Inc.	15	182
Interface Inc. - Class A	38	533
Interline Brands Inc. (c)	25	549
International Shipholding Corp.	4	95
Intersections Inc.	6	71
JetBlue Airways Corp. (c)	181	883
John Bean Technologies Corp.	22	355
Kadant Inc. (c)	9	219
Kaman Corp. - Class A	19	659
Kaydon Corp.	25	627
Kelly Services Inc. - Class A	19	300
Keyw Holding Corp. (c) (e)	11	88
Kforce Inc. (c)	23	341
Kimball International Inc. - Class B	23	161
Knight Transportation Inc.	45	792
Knoll Inc.	35	575
Korn/Ferry International (c)	36	597
Kratos Defense & Security Solutions Inc. (c)	27	146
Lawson Products Inc.	2	32
Layne Christensen Co. (c)	15	335
LB Foster Co.	7	204
Lindsay Corp.	9	616
LMI Aerospace Inc. (c)	6	103
LSI Industries Inc.	13	94
Lydall Inc. (c)	14	139
Marten Transport Ltd.	12	266
MasTec Inc. (c)	42	755
McGrath RentCorp	18	592
Meritor Inc. (c)	70	567
Met-Pro Corp.	11	115
Metalico Inc. (c)	30	128
Michael Baker Corp. (c)	6	149
Middleby Corp. (c)	14	1,423
Miller Industries Inc.	8	140
Mine Safety Appliances Co.	20	822
Mistras Group Inc. (c)	11	272
Mobile Mini Inc. (c)	27	574
Moog Inc. - Class A (c)	34	1,461
Mueller Industries Inc.	28	1,292
Mueller Water Products Inc.	119	398
Multi-Color Corp.	8	183
MYR Group Inc. (c)	14	256
NACCO Industries Inc. - Class A	4	494
Navigant Consulting Inc. (c)	38	533
NCI Building Systems Inc. (c)	16	181
NN Inc. (c)	15	122
Northwest Pipe Co. (c)	8	161
Odyssey Marine Exploration Inc. (c) (e)	60	186
Old Dominion Freight Line Inc. (c)	36	1,696
Omega Flex Inc. (c)	1	12
On Assignment Inc. (c)	27	474
Orbital Sciences Corp. (c)	43	567
Orion Marine Group Inc. (c)	23	164
Otter Tail Corp. (e)	27	579
Pacer International Inc. (c)	30	192

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Park-Ohio Holdings Corp. (c)	6	130
Patriot Transportation Holding Inc. (c) (e)	3	78
Pendrell Corp. (c)	105	275
Pike Electric Corp. (c)	11	89
PMFG Inc. (c) (e)	14	204
Powell Industries Inc. (c)	7	231
PowerSecure International Inc. (c)	12	75
Preformed Line Products Co.	2	101
Primoris Services Corp.	19	307
Quad/Graphics Inc. (e)	18	245
Quality Distribution Inc. (c)	10	145
Quanex Building Products Corp.	29	508
RailAmerica Inc. (c)	16	336
Raven Industries Inc.	13	810
RBC Bearings Inc. (c)	17	764
Republic Airways Holdings Inc. (c)	36	176
Resources Connection Inc.	33	460
Roadrunner Transportation Systems Inc. (c)	7	128
Robbins & Myers Inc.	30	1,539
Rollins Inc.	47	991
RPX Corp. (c)	8	135
RSC Holdings Inc. (c)	51	1,151
Rush Enterprises Inc. - Class A (c)	25	521
Saia Inc. (c)	13	217
SatCon Technology Corp. (c) (e)	71	26
Sauer-Danfoss Inc. (c)	8	399
Schawk Inc. - Class A	7	92
School Specialty Inc. (c) (e)	21	73
Seaboard Corp. (c)	—	462
SeaCube Container Leasing Ltd.	8	135
Simpson Manufacturing Co. Inc.	30	983
SkyWest Inc.	39	434
Spirit Airlines Inc. (c)	11	228
Standard Parking Corp. (c)	12	239
Standex International Corp.	10	394
Steelcase Inc. - Class A	58	553
Sterling Construction Co. Inc. (c)	11	111
Sun Hydraulics Corp. (e)	15	382
Swift Transporation Co. (c)	60	691
Swisher Hygiene Inc. (c) (e)	60	147
Sykes Enterprises Inc. (c)	29	465
TAL International Group Inc.	17	611
Taser International Inc. (c)	41	179
Team Inc. (c)	15	460
Tecumseh Products Co. - Class A (c)	14	56
Teledyne Technologies Inc. (c)	28	1,736
Tennant Co.	15	639
Tetra Tech Inc. (c)	47	1,235
Textainer Group Holdings Ltd. (e)	8	277
Thermon Group Holdings Inc. (c)	8	158
Titan International Inc. (e)	31	732
Titan Machinery Inc. (c)	11	311
TMS International Corp. (c)	10	123
TRC Cos. Inc. (c)	11	66
Tredegar Corp.	18	357
Trex Co. Inc. (c) (e)	11	367
TriMas Corp. (c)	19	436
Triumph Group Inc.	28	1,765
TrueBlue Inc. (c)	30	530
Tutor Perini Corp. (c)	24	372
Twin Disc Inc. (e)	7	173
Ultrapetrol Ltd. (c) (e)	13	26
UniFirst Corp.	11	660
United Rentals Inc. (c) (e)	47	2,007
United Stationers Inc.	32	997
UniTek Global Services Inc. (c)	7	22
Universal Forest Products Inc.	15	513
Universal Truckload Services Inc.	3	41
US Airways Group Inc. (c) (e)	122	925
US Ecology Inc.	14	309
USG Corp. (c) (e)	54	928
Valence Technology Inc. (c) (e)	41	33
Viad Corp.	15	291
Vicor Corp.	14	116
VSE Corp.	3	83
Wabash National Corp. (c)	52	538
Watsco Inc.	21	1,561
Watts Water Technologies Inc. - Class A	23	924
Werner Enterprises Inc.	32	801
WESCO Aircraft Holdings Inc. (c)	16	254
Woodward Governor Co.	46	1,972
Xerium Technologies Inc. (c)	11	73
Zipcar Inc. (c) (e)	8	124
		144,317
INFORMATION TECHNOLOGY - 16.0%
ACI Worldwide Inc. (c)	29	1,178
Active Network Inc. (c)	10	163
Actuate Corp. (c)	28	173
Acxiom Corp. (c)	60	876
ADTRAN Inc.	48	1,511
Advanced Energy Industries Inc. (c)	33	438
Advent Software Inc. (c)	24	620
Aeroflex Holding Corp. (c)	15	167
Agilysys Inc. (c)	14	130
Alpha & Omega Semiconductor Ltd. (c)	12	113
American Software Inc. - Class A	14	122
Amkor Technology Inc. (c) (e)	72	443
Amtech Systems Inc. (c)	10	81
Anadigics Inc. (c)	53	126
Anaren Inc. (c)	12	221
Ancestry.com Inc. (c) (e)	24	545
Angie’s List Inc. (c) (e)	8	156
Anixter International Inc. (c)	22	1,577
Applied Micro Circuits Corp. (c)	47	329
Archipelago Learning Inc. (c)	10	107
Arris Group Inc. (c)	93	1,052
Aruba Networks Inc. (c)	67	1,486
Aspen Technology Inc. (c)	63	1,304
ATMI Inc. (c)	23	532
Aviat Networks Inc. (c)	46	129
Avid Technology Inc. (c)	22	244
Axcelis Technologies Inc. (c)	90	155
AXT Inc. (c)	20	128
Bankrate Inc. (c) (e)	18	435
Bel Fuse Inc. - Class B	8	134
Benchmark Electronics Inc. (c)	46	756
Black Box Corp.	14	351
Blackbaud Inc.	33	1,112
Bottomline Technologies Inc. (c)	26	739
Brightpoint Inc. (c)	50	406
BroadSoft Inc. (c) (e)	16	625
Brooks Automation Inc.	50	618
Cabot Microelectronics Corp. (c)	17	671
CACI International Inc. - Class A (c)	20	1,236
Calix Inc. (c)	29	247
Callidus Software Inc. (c) (e)	24	186
Carbonite Inc. (c)	4	49
Cass Information Systems Inc.	7	267
Cavium Inc. (c)	36	1,125
Ceva Inc. (c)	18	399
Checkpoint Systems Inc. (c)	30	340

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Ciber Inc. (c)	49	206
Cirrus Logic Inc. (c)	49	1,156
Cognex Corp.	31	1,318
Coherent Inc. (c)	18	1,036
Cohu Inc.	16	180
Communications Systems Inc.	4	53
CommVault Systems Inc. (c)	33	1,637
Computer Task Group Inc. (c)	9	142
comScore Inc. (c)	24	505
Comtech Telecommunications Corp. (e)	15	493
Concur Technologies Inc. (c)	33	1,918
Constant Contact Inc. (c) (e)	22	650
Convergys Corp. (c)	77	1,029
Convio Inc. (c)	10	151
Cornerstone OnDemand Inc. (c) (e)	9	190
Cray Inc. (c)	28	208
CSG Systems International Inc. (c)	26	400
CTS Corp.	27	280
Cymer Inc. (c)	23	1,147
Daktronics Inc.	27	236
DDi Corp.	10	124
DealerTrack Holdings Inc. (c)	31	937
Deltek Inc. (c)	17	177
Demand Media Inc. (c) (e)	5	34
Dialogic Inc. (c) (e)	9	8
Dice Holdings Inc. (c)	36	339
Digi International Inc. (c)	19	204
Digimarc Corp. (c)	5	137
Digital River Inc. (c)	27	508
Diodes Inc. (c)	27	619
Dot Hill Systems Corp. (c)	34	52
DSP Group Inc. (c)	20	133
DTS Inc. (c)	13	403
Dynamics Research Corp. (c)	5	52
Earthlink Inc.	83	665
Ebix Inc. (e)	21	495
Echelon Corp. (c)	25	113
Echo Global Logistics Inc. (c) (e)	8	129
Electro Rent Corp.	14	249
Electro Scientific Industries Inc.	17	251
Electronics for Imaging Inc. (c)	34	561
Ellie Mae Inc. (c)	5	57
eMagin Corp. (c) (e)	11	34
Emcore Corp. (c) (e)	13	64
Emulex Corp. (c)	65	672
Entegris Inc. (c)	99	921
Entropic Communications Inc. (c)	65	381
Envestnet Inc. (c)	15	182
EPIQ Systems Inc.	22	265
ePlus Inc. (c)	3	81
Euronet Worldwide Inc. (c)	38	788
Exar Corp. (c)	27	230
ExlService Holdings Inc. (c)	12	342
Extreme Networks (c) (e)	72	275
Fabrinet (c)	14	256
Fair Isaac Corp.	27	1,179
FalconStor Software Inc. (c)	18	68
FARO Technologies Inc. (c)	12	721
FEI Co. (c)	29	1,427
Finisar Corp. (c)	67	1,354
FormFactor Inc. (c)	38	212
Forrester Research Inc. (c)	11	366
FriendFinder Networks Inc. (c) (e)	15	20
FSI International Inc. (c)	28	138
Geeknet Inc. (c)	3	38
Global Cash Access Holdings Inc. (c)	48	372
Globecomm Systems Inc. (c)	17	252
Glu Mobile Inc. (c) (e)	36	176
GSI Group Inc. (c)	18	219
GSI Technology Inc. (c)	12	52
GT Advanced Technologies Inc. (c) (e)	93	766
Guidance Software Inc. (c)	12	127
Hackett Group Inc. (c)	19	112
Harmonic Inc. (c)	85	466
Heartland Payment Systems Inc.	29	839
Hittite Microwave Corp. (c)	24	1,278
Identive Group Inc. (c) (e)	23	49
iGate Corp. (c) (e)	24	396
Imation Corp. (c)	27	165
Immersion Corp. (c)	20	110
Imperva Inc. (c)	4	173
Infinera Corp. (c) (e)	79	642
Infospace Inc. (c)	30	378
Inphi Corp. (c) (e)	16	229
Insight Enterprises Inc. (c)	32	711
Integrated Device Technology Inc. (c)	109	781
Integrated Silicon Solutions Inc. (c)	21	238
Interactive Intelligence Group (c)	11	321
InterDigital Inc. (e)	34	1,187
Intermec Inc. (c)	46	353
Intermolecular Inc. (c)	6	37
Internap Network Services Corp. (c)	38	281
Intevac Inc. (c)	18	154
IntraLinks Holdings Inc. (c)	24	129
InvenSense Inc. (c) (e)	8	146
Ixia (c)	29	362
IXYS Corp. (c)	17	228
j2 Global Inc. (e)	34	968
Jack Henry & Associates Inc.	65	2,204
JDA Software Group Inc. (c)	31	853
Kemet Corp. (c)	34	318
Kenexa Corp. (c)	20	613
Keynote Systems Inc.	11	215
KIT Digital Inc. (c) (e)	28	205
Kopin Corp. (c)	41	169
Kulicke & Soffa Industries Inc. (c)	53	662
KVH Industries Inc. (c)	10	110
Lattice Semiconductor Corp. (c)	87	560
LeCroy Corp. (c)	13	135
Limelight Networks Inc. (c)	52	171
Lionbridge Technologies Inc. (c)	45	129
Liquidity Services Inc. (c)	14	625
Littelfuse Inc.	17	1,047
LivePerson Inc. (c)	38	639
LogMeIn Inc. (c) (e)	15	544
LoopNet Inc. (c)	12	232
Loral Space & Communications Inc. (c)	8	660
LTX-Credence Corp. (c)	37	266
Manhattan Associates Inc. (c)	15	716
Mantech International Corp. - Class A	18	608
Marchex Inc. - Class B (e)	19	86
MAXIMUS Inc.	26	1,061
MaxLinear Inc. - Class A (c)	10	55
Maxwell Technologies Inc. (c) (e)	21	382
Measurement Specialties Inc. (c)	11	369
Mentor Graphics Corp. (c)	71	1,049
Mercury Computer Systems Inc. (c)	21	284
Meru Networks Inc. (c) (e)	14	57
Methode Electronics Inc.	28	259
Micrel Inc.	37	377
Microsemi Corp. (c)	65	1,390
MicroStrategy Inc. - Class A (c)	6	825

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Microvision Inc. (c) (e)	7	18
Mindspeed Technologies Inc. (c)	26	167
MIPS Technologies Inc. - Class A (c)	38	206
MKS Instruments Inc.	39	1,159
ModusLink Global Solutions Inc. (c)	32	174
MoneyGram International Inc. (c)	7	134
Monolithic Power Systems Inc. (c)	22	430
Monotype Imaging Holdings Inc. (c)	27	408
MoSys Inc. (c) (e)	25	99
Motricity Inc. (c) (e)	45	49
Move Inc. (c)	31	299
MTS Systems Corp.	11	598
Multi-Fineline Electronix Inc. (c)	7	196
Nanometrics Inc. (c)	16	288
NCI Inc. - Class A (c) (e)	4	28
NeoPhotonics Corp. (c)	5	25
NetGear Inc. (c)	27	1,024
NetScout Systems Inc. (c)	28	562
NetSuite Inc. (c)	20	1,006
Newport Corp. (c)	28	505
NIC Inc.	48	588
Novatel Wireless Inc. (c)	21	70
Numerex Corp. (c) (e)	6	57
NVE Corp. (c)	3	171
Oclaro Inc. (c) (e)	39	154
OCZ Technology Group Inc. (c) (e)	37	258
Omnivision Technologies Inc. (c)	43	858
OpenTable Inc. (c) (e)	17	700
Openwave Systems Inc. (c)	62	142
Oplink Communications Inc. (c)	14	240
OPNET Technologies Inc.	11	312
Opnext Inc. (c)	37	58
ORBCOMM Inc. (c)	21	81
OSI Systems Inc. (c)	14	882
Parametric Technology Corp. (c)	89	2,489
Park Electrochemical Corp.	15	455
PC Connection Inc.	5	38
PDF Solutions Inc. (c)	18	154
Pegasystems Inc. (e)	13	486
Perficient Inc. (c)	17	204
Pericom Semiconductor Corp. (c)	19	154
Photronics Inc. (c)	45	301
Plantronics Inc.	33	1,316
Plexus Corp. (c)	26	913
PLX Technology Inc. (c)	34	136
Power Integrations Inc.	21	788
Power-One Inc. (c)	53	241
Powerwave Technologies Inc. (c) (e)	22	46
PRG-Schultz International Inc. (c)	12	75
Procera Networks Inc. (c)	11	244
Progress Software Corp. (c)	47	1,100
PROS Holdings Inc. (c)	17	310
Pulse Electronics Corp.	29	72
QAD Inc. - Class A (e)	6	75
QLIK Technologies Inc. (c)	53	1,688
Quantum Corp. (c)	164	430
Quepasa Corp. (c)	11	51
Quest Software Inc. (c)	43	996
QuinStreet Inc. (c) (e)	20	206
Radisys Corp. (c)	17	129
Rambus Inc. (c)	73	469
RealD Inc. (c) (e)	31	420
RealNetworks Inc.	14	143
RealPage Inc. (c)	23	440
Responsys Inc. (c)	6	69
RF Micro Devices Inc. (c)	202	1,008
Richardson Electronics Ltd.	11	129
RigNet Inc. (c)	3	53
Rimage Corp.	7	73
Rofin-Sinar Technologies Inc. (c)	21	541
Rogers Corp. (c)	12	449
Rosetta Stone Inc. (c)	8	82
Rubicon Technology Inc. (c) (e)	13	140
Rudolph Technologies Inc. (c)	23	256
Saba Software Inc. (c)	23	228
Sanmina-SCI Corp. (c)	61	697
Sapient Corp.	80	997
ScanSource Inc. (c)	20	742
SciQuest Inc. (c)	10	146
SeaChange International Inc. (c)	19	150
Semtech Corp. (c)	49	1,393
ServiceSource International Inc. (c) (e)	8	127
ShoreTel Inc. (c)	35	197
Sigma Designs Inc. (c)	24	122
Silicon Graphics International Corp. (c) (e)	23	221
Silicon Image Inc. (c)	61	360
Smith Micro Software Inc. (c)	35	82
SolarWinds Inc. (c)	43	1,651
Sonus Networks Inc. (c)	161	467
Sourcefire Inc. (c)	21	1,033
Spansion Inc. (c)	38	458
SPS Commerce Inc. (c)	6	172
SRS Labs Inc. (c)	8	53
SS&C Technologies Holdings Inc. (c)	19	451
Stamps.com Inc. (c)	8	212
Standard Microsystems Corp. (c)	18	454
STEC Inc. (c) (e)	28	263
Stratasys Inc. (c) (e)	16	571
Super Micro Computer Inc. (c)	21	370
Supertex Inc. (c)	8	151
support.com Inc. (c)	40	127
Sycamore Networks Inc. (c)	15	273
Symmetricom Inc. (c)	31	180
Synaptics Inc. (c) (e)	24	862
Synchronoss Technologies Inc. (c)	20	638
SYNNEX Corp. (c)	19	725
Syntel Inc.	11	622
Take-Two Interactive Software Inc. (c)	54	831
Taleo Corp. - Class A (c)	31	1,415
Tangoe Inc. (c)	8	156
TechTarget Inc. (c)	8	57
TeleCommunication Systems Inc. - Class A (c)	29	82
TeleNav Inc. (c)	10	71
TeleTech Holdings Inc. (c)	20	314
Tessera Technologies Inc. (c)	38	649
THQ Inc. (c) (e)	55	31
TiVo Inc. (c)	88	1,049
TNS Inc. (c)	19	405
Travelzoo Inc. (c) (e)	4	84
TriQuint Semiconductor Inc. (c)	121	834
TTM Technologies Inc. (c)	40	455
Tyler Technologies Inc. (c)	22	840
Ubiquiti Networks Inc. (c) (e)	7	215
Ultimate Software Group Inc. (c)	19	1,421
Ultra Clean Holdings Inc. (c)	20	149
Ultratech Inc. (c)	18	527
Unisys Corp. (c)	32	626
United Online Inc.	65	316
Universal Display Corp. (c) (e)	29	1,055
ValueClick Inc. (c)	59	1,167
VASCO Data Security International Inc. (c)	21	225
Veeco Instruments Inc. (c) (e)	30	858

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Verint Systems Inc. (c)	15	497
ViaSat Inc. (c)	27	1,314
Viasystems Group Inc. (c)	2	44
VirnetX Holding Corp. (c) (e)	30	718
Virtusa Corp. (c)	11	190
Vishay Precision Group Inc. (c)	10	142
Vocus Inc. (c)	14	180
Volterra Semiconductor Corp. (c)	18	626
Wave Systems Corp. (c) (e)	53	98
Web.com Group Inc. (c)	21	304
Websense Inc. (c)	30	624
Westell Technologies Inc. (c)	32	75
Wright Express Corp. (c)	29	1,873
X-Rite Inc. (c)	19	87
XO Group Inc. (c)	22	210
Xyratex Ltd.	22	346
Zillow Inc. - Class A (c) (e)	3	120
Zixit Corp. (c)	53	153
Zygo Corp. (c)	12	243
		149,756
MATERIALS - 4.5%
A. Schulman Inc.	22	603
AEP Industries Inc. (c)	3	102
AM Castle & Co. (c) (e)	13	159
AMCOL International Corp.	18	533
American Vanguard Corp.	16	349
Balchem Corp.	21	642
Boise Inc.	68	556
Buckeye Technologies Inc.	30	1,020
Calgon Carbon Corp. (c)	43	667
Century Aluminum Co. (c)	39	350
Chemtura Corp. (c)	71	1,199
Clearwater Paper Corp. (c)	17	579
Coeur d’Alene Mines Corp. (c)	67	1,592
Deltic Timber Corp.	8	519
Eagle Materials Inc.	33	1,134
Ferro Corp. (c)	66	392
Flotek Industries Inc. (c) (e)	36	430
FutureFuel Corp.	11	124
General Moly Inc. (c) (e)	51	171
Georgia Gulf Corp. (c)	25	870
Glatfelter	33	523
Globe Specialty Metals Inc.	47	692
Gold Resource Corp. (e)	21	498
Golden Minerals Co. (c) (e)	21	181
Golden Star Resources Ltd. (c)	189	352
Graphic Packaging Holding Co. (c)	121	668
Handy & Harman Ltd. (c)	4	51
Hawkins Inc. (e)	6	236
Haynes International Inc.	9	558
HB Fuller Co.	37	1,220
Headwaters Inc. (c)	54	225
Hecla Mining Co. (e)	210	971
Horsehead Holding Corp. (c)	32	364
Innophos Holdings Inc.	16	821
Innospec Inc. (c)	17	520
Jaguar Mining Inc. (c) (e)	61	286
Kaiser Aluminum Corp. (e)	12	583
KapStone Paper and Packaging Corp. (c)	30	584
KMG Chemicals Inc.	6	104
Koppers Holdings Inc.	15	588
Kraton Performance Polymers Inc. (c)	24	641
Landec Corp. (c)	20	129
Louisiana-Pacific Corp. (c)	97	908
LSB Industries Inc. (c)	13	518
Materion Corp. (c)	15	426
McEwen Mining Inc. (c) (e)	78	348
Metals USA Holdings Corp. (c)	9	128
Midway Gold Corp. (c) (e)	60	86
Minerals Technologies Inc.	13	878
Myers Industries Inc.	23	335
Neenah Paper Inc.	11	328
NewMarket Corp.	7	1,268
NL Industries Inc.	4	53
Noranda Aluminium Holding Corp.	17	174
Olin Corp.	60	1,301
Olympic Steel Inc.	7	167
OM Group Inc. (c)	23	630
Omnova Solutions Inc. (c)	35	238
Paramount Gold and Silver Corp. (c) (e)	84	190
PolyOne Corp.	68	986
Quaker Chemical Corp.	10	386
Revett Minerals Inc. (c) (e)	15	64
RTI International Metals Inc. (c) (e)	23	529
Schweitzer-Mauduit International Inc.	12	818
Senomyx Inc. (c)	26	72
Sensient Technologies Corp.	38	1,427
Spartech Corp. (c)	23	114
Stepan Co.	6	514
Stillwater Mining Co. (c)	87	1,095
STR Holdings Inc. (c) (e)	23	110
SunCoke Energy Inc. (c)	53	758
Texas Industries Inc. (e)	16	577
Thompson Creek Metals Co. Inc. (c)	112	757
TPC Group Inc. (c)	10	434
United States Lime & Minerals Inc. (c)	1	84
Universal Stainless & Alloy Products Inc. (c)	6	243
US Energy Corp. Wyoming (c)	18	56
Verso Paper Corp. (c) (e)	8	15
Vista Gold Corp. (c) (e)	52	165
Wausau Paper Corp.	38	354
Worthington Industries Inc.	41	790
Zagg Inc. (c) (e)	18	188
Zep Inc.	17	239
Zoltek Cos. Inc. (c)	21	238
		41,775
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c) (e)	45	187
AboveNet Inc. (c)	17	1,444
Alaska Communications Systems Group Inc. (e)	40	124
Atlantic Tele-Network Inc.	7	257
Boingo Wireless Inc. (c) (e)	3	42
Cbeyond Inc. (c)	19	155
Cincinnati Bell Inc. (c)	144	578
Cogent Communications Group Inc. (c)	34	650
Consolidated Communications Holdings Inc.	20	393
Fairpoint Communications Inc. (c) (e)	13	49
General Communication Inc. - Class A (c)	32	278
Globalstar Inc. (c) (e)	63	44
HickoryTech Corp.	8	84
ICG Group Inc. (c)	28	254
IDT Corp. - Class B	12	116
inContact Inc. (c)	24	134
Iridium Communications Inc. (c) (e)	32	283
Leap Wireless International Inc. (c)	44	388
Lumos Networks Corp.	12	132
Neutral Tandem Inc. (c)	23	284
NTELOS Holdings Corp.	12	241
Premiere Global Services Inc. (c)	37	335

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Safeguard Scientifics Inc. (c)	16	275
Shenandoah Telecommunications Co.	17	192
SureWest Communications	11	251
Towerstream Corp. (c) (e)	26	126
USA Mobility Inc.	17	244
Vonage Holdings Corp. (c)	98	216
		7,756
UTILITIES - 3.1%
Allete Inc.	23	970
American States Water Co.	14	513
Artesian Resources Corp. - Class A	4	76
Atlantic Power Corp. (e)	85	1,180
Avista Corp.	43	1,108
Black Hills Corp.	29	969
Cadiz Inc. (c)	10	88
California Water Service Group	32	577
Central Vermont Public Service Corp.	10	344
CH Energy Group Inc.	11	765
Chesapeake Utilities Corp.	7	296
Cleco Corp.	46	1,811
Connecticut Water Services Inc.	6	182
Consolidated Water Co. Ltd.	14	113
Dynegy Inc. (c)	90	51
El Paso Electric Co.	31	1,002
Empire District Electric Co.	32	644
Genie Energy Ltd. - Class B	13	123
IDACORP Inc.	37	1,528
Laclede Group Inc.	17	645
MGE Energy Inc.	17	755
Middlesex Water Co.	11	201
New Jersey Resources Corp.	31	1,383
Northwest Natural Gas Co.	20	889
NorthWestern Corp.	27	968
Ormat Technologies Inc. (e)	13	256
Piedmont Natural Gas Co. Inc.	54	1,671
PNM Resources Inc.	60	1,096
Portland General Electric Co.	57	1,412
SJW Corp.	11	264
South Jersey Industries Inc.	23	1,126
Southwest Gas Corp.	34	1,470
UIL Holdings Corp.	38	1,318
UniSource Energy Corp.	27	984
Unitil Corp.	8	215
WGL Holdings Inc.	38	1,563
York Water Co.	10	171
		28,727
Total Common Stocks (cost $780,261)		908,107
RIGHTS - 0.0%
DHT Holdings Inc. (c) (f)	59	18
Total Rights (cost $67)		18

WARRANTS - 0.0%
Magnum Hunter (c) (e) (f)	7	6
Total Warrants (cost $0)		6

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 13.4%
Investment Company - 2.6%
JNL Money Market Fund, 0.05% (a) (h)	24,245	24,245

Securities Lending Collateral - 10.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	97,346	97,346
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	1,165	1,136
		98,482
Treasury Securities - 0.2%
U.S. Treasury Bill
0.02%, 05/24/12 (o)	$1,820	1,820
0.05%, 06/21/12 (o)	20	20
		1,840
Total Short Term Investments (cost $124,597)		124,567
Total Investments - 110.5% (cost $904,925)		1,032,698
Other Assets and Liabilities, Net - (10.5%)		(97,850)
Total Net Assets - 100.0%		$934,848

JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 97.2%
CONSUMER DISCRETIONARY - 10.3%
ABC-Mart Inc. (e)	3	$124
Accor SA	18	660
Adidas AG	27	2,140
Aisin Seiki Co. Ltd.	24	864
Asics Corp. (e)	18	206
Autogrill SpA	16	166
Axel Springer AG	5	240
Bayerische Motoren Werke AG	43	3,878
Benesse Corp.	9	464
Bridgestone Corp.	85	2,081
British Sky Broadcasting Group Plc	150	1,618
Burberry Group Plc	58	1,385
Carnival Plc	23	724
Casio Computer Co. Ltd. (e)	27	193
Christian Dior SA	7	1,085
Compagnie Financiere Richemont SA	68	4,258
Compagnie Generale des Etablissements Michelin	23	1,721
Compass Group Plc	242	2,542
Continental AG (c)	10	981
Crown Ltd.	56	504
Daihatsu Motor Co. Ltd. (e)	26	480
Daimler AG (e)	118	7,096
Dena Co. Ltd. (e)	12	332
Denso Corp.	64	2,149
Dentsu Inc. (e)	24	756
Echo Entertainment Group Ltd. (c)	92	419
Electrolux AB	31	656
Eutelsat Communications Group SA	16	609
Fairfax Media Ltd. (e)	259	195
Fast Retailing Co. Ltd.	7	1,537
Fiat SpA (e)	98	578
Fuji Heavy Industries Ltd. (e)	79	645
Galaxy Entertainment Group Ltd. (c) (e)	165	454
Genting International Plc (c) (e)	808	1,096
GKN Plc	208	687
Hakuhodo DY Holdings Inc. (e)	3	193
Harvey Norman Holdings Ltd. (e)	55	115

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Hennes & Mauritz AB	133	4,808
Honda Motor Co. Ltd.	212	8,150
Husqvarna AB	53	319
Inditex SA	28	2,667
InterContinental Hotels Group Plc	39	898
Isetan Mitsukoshi Holdings Ltd. (e)	46	544
Isuzu Motors Ltd.	158	932
ITV Plc	496	701
J. Front Retailing Co. Ltd.	65	366
Jardine Cycle & Carriage Ltd.	14	534
JC Decaux SA (c) (e)	7	227
Jupiter Telecommunications Co. Ltd. (e)	—	244
Kabel Deutschland Holding AG (c)	12	743
Kingfisher Plc	311	1,528
Koito Manufacturing Co. Ltd. (e)	11	179
Lagardere SCA	15	458
Li & Fung Ltd.	746	1,706
Lifestyle International Holdings Ltd.	69	175
Luxottica Group SpA	15	547
LVMH Moet Hennessy Louis Vuitton SA	33	5,678
Marks & Spencer Group Plc	200	1,211
Marui Group Co. Ltd.	33	272
Mazda Motor Corp. (c)	328	581
McDonald’s Holdings Co. Japan Ltd. (e)	9	228
Mediaset SpA	97	268
Mitsubishi Motors Corp. (c)	471	538
Modern Times Group AB - Class B	7	362
Namco Bandai Holdings Inc.	24	341
Next Plc	23	1,090
NGK Spark Plug Co. Ltd.	19	273
NHK Spring Co. Ltd.	22	234
Nikon Corp. (e)	43	1,321
Nissan Motor Co. Ltd.	324	3,485
Nitori Co. Ltd.	4	398
NOK Corp. (e)	12	273
Nokian Renkaat Oyj	14	706
OPAP SA	31	306
Oriental Land Co. Ltd. (e)	7	719
Panasonic Corp. (e)	288	2,689
Pearson Plc	107	1,991
Peugeot SA (e)	26	425
Pirelli & C. SpA	30	360
PPR SA	10	1,681
ProSiebenSat.1 Media AG	11	281
Publicis Groupe	18	1,002
Rakuten Inc.	1	957
Reed Elsevier NV	91	1,162
Reed Elsevier Plc	160	1,421
Renault SA	25	1,309
Rinnai Corp.	4	297
Sands China Ltd. (c)	319	1,246
Sankyo Co. Ltd.	7	344
Sanoma Oyj (e)	9	117
Sanrio Co. Ltd. (e)	5	199
Sega Sammy Holdings Inc.	26	545
Sekisui Chemical Co. Ltd.	53	462
Sekisui House Ltd.	77	760
SES SA - FDR	38	939
Shangri-La Asia Ltd.	176	386
Sharp Corp. (e)	130	958
Shimamura Co. Ltd.	3	292
Shimano Inc.	10	611
Singapore Press Holdings Ltd. (e)	186	581
SJM Holdings Ltd.	195	397
SKYCITY Entertainment Group Ltd.	71	230
Societe Television Francaise 1	15	179
Sodexo SA	12	1,005
Sony Corp.	128	2,684
Stanley Electric Co. Ltd.	21	328
Sumitomo Rubber Industries Inc.	22	290
Suzuki Motor Corp.	45	1,075
Swatch Group AG	4	1,859
Swatch Group AG	6	475
Tabcorp Holdings Ltd.	96	272
Takashimaya Co. Ltd.	34	284
Tatts Group Ltd.	178	456
Toho Co. Ltd.	15	283
Toyoda Gosei Co. Ltd. (e)	9	179
Toyota Boshoku Corp. (e)	7	87
Toyota Industries Corp. (e)	23	713
Toyota Motor Corp.	358	15,559
TUI Travel Plc	60	188
USS Co. Ltd.	3	288
Volkswagen AG	4	594
Whitbread Plc	23	688
Wolters Kluwer NV	38	715
WPP Plc	161	2,208
Wynn Macau Ltd. (e)	210	614
Yamada Denki Co. Ltd.	11	691
Yamaha Corp.	17	181
Yamaha Motor Co. Ltd.	38	513
Yue Yuen Industrial Holdings Ltd.	85	299
		142,190
CONSUMER STAPLES - 10.8%
AEON Co. Ltd. (e)	76	995
Ajinomoto Co. Inc.	84	1,056
Anheuser-Busch InBev NV	104	7,592
Aryzta AG (c)	12	582
Asahi Breweries Ltd.	49	1,082
Associated British Foods Plc	45	881
Barry Callebaut AG	—	207
Beiersdorf AG	13	835
British American Tobacco Plc	255	12,864
Carlsberg A/S	14	1,173
Carrefour SA	74	1,775
Casino Guichard Perrachon SA	7	730
Coca-Cola Amatil Ltd.	76	978
Coca-Cola Hellenic Bottling Co. SA	24	456
Coca-Cola West Co. Ltd.	8	132
Colruyt SA	10	419
Danone SA	76	5,296
Delhaize Group	14	718
Diageo Plc	324	7,808
Distribuidora Internacional de Alimentacion SA (c)	81	402
FamilyMart Co. Ltd.	8	318
Golden Agri-Resources Ltd.	792	495
Heineken Holding NV	15	689
Heineken NV	34	1,889
Henkel AG & Co. KGaA	17	1,075
Imperial Tobacco Group Plc	131	5,316
J Sainsbury Plc	163	811
Japan Tobacco Inc.	1	3,317
Jeronimo Martins SGPS SA	28	578
Kao Corp.	69	1,819
Kerry Group Plc	18	850
Kesko Oyj	8	255
Kikkoman Corp. (e)	22	256
Kirin Holdings Co. Ltd.	103	1,341
Koninklijke Ahold NV	152	2,108
L’Oreal SA	31	3,865

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Lawson Inc. (e)	8	479
Lindt & Spruengli AG	—	558
MEIJI Holdings Co. Ltd. (e)	9	399
Metcash Ltd. (e) (f)	96	429
Metro AG	17	640
Nestle SA	427	26,894
Nippon Meat Packers Inc.	24	306
Nisshin Seifun Group Inc.	23	278
Nissin Foods Holdings Co. Ltd. (e)	7	269
Olam International Ltd.	189	356
Pernod-Ricard SA	25	2,651
Reckitt Benckiser Group Plc	81	4,559
SABMiller Plc	124	4,981
Seven & I Holdings Co. Ltd.	96	2,867
Shiseido Co. Ltd. (e)	46	788
Suedzucker AG	9	281
Swedish Match AB	28	1,123
Tate & Lyle Plc	59	661
Tesco Plc	1,042	5,502
Toyo Suisan Kaisha Ltd.	11	286
Unicharm Corp. (e)	15	802
Unilever NV	212	7,197
Unilever Plc	167	5,504
Wesfarmers Ltd.	131	4,079
Wilmar International Ltd. (e)	255	998
WM Morrison Supermarkets Plc	282	1,345
Woolworths Ltd.	159	4,295
Yakult Honsha Co. Ltd. (e)	12	417
Yamazaki Baking Co. Ltd.	15	215
		150,122
ENERGY - 8.4%
Aker Solutions ASA	23	390
AMEC Plc	42	754
BG Group Plc	440	10,207
BP Plc	2,457	18,299
Caltex Australia Ltd.	16	226
Cie Generale de Geophysique-Veritas (c)	19	551
Cosmo Oil Co. Ltd. (e)	68	190
ENI SpA	312	7,312
Essar Energy Plc (c)	33	83
Fugro NV	9	626
Galp Energia SGPS SA	31	504
Idemitsu Kosan Co. Ltd.	3	312
INPEX Corp.	—	1,917
Japan Petroleum Exploration Co. (e)	4	174
JX Holdings Inc.	295	1,838
Lundin Petroleum AB (c)	28	592
Neste Oil Oyj (e)	14	172
OMV AG	21	742
Origin Energy Ltd.	142	1,969
Petrofac Ltd.	33	915
Repsol YPF SA	101	2,546
Royal Dutch Shell Plc	481	16,828
Royal Dutch Shell Plc - Class B	345	12,157
Saipem SpA	35	1,795
Santos Ltd.	121	1,785
SBM Offshore NV	21	430
SeaDrill Ltd.	43	1,620
Showa Shell Sekiyu KK (e)	21	134
StatoilHydro ASA	145	3,944
Subsea 7 SA (c)	36	947
Technip SA	13	1,542
Tenaris SA	62	1,190
TonenGeneral Sekiyu KK (e)	37	342
Total SA (e)	275	14,054
Transocean Ltd.	44	2,417
Tullow Oil Plc	115	2,820
Woodside Petroleum Ltd.	84	3,038
WorleyParsons Ltd.	25	729
		116,091
FINANCIALS - 22.1%
3i Group Plc	129	442
Admiral Group Plc	28	524
Aegon NV (c)	222	1,234
AEON Credit Service Co. Ltd. (e)	10	165
AEON Mall Co. Ltd.	9	208
Ageas	290	639
AIA Group Ltd.	1,098	4,030
Allianz SE	59	7,045
AMP Ltd.	375	1,680
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd. (e)	67	194
Ascendas Real Estate Investment Trust	215	346
Assicurazioni Generali SpA	149	2,317
ASX Ltd.	22	765
Australia & New Zealand Banking Group Ltd. (e)	342	8,251
Aviva Plc	380	2,018
AXA SA	227	3,763
Baloise Holding AG	6	491
Banca Carige SpA (e)	89	117
Banca Monte dei Paschi di Siena SpA	517	218
Banco Bilbao Vizcaya Argentaria SA	606	4,828
Banco de Sabadell SA (e)	256	698
Banco Espirito Santo SA	107	196
Banco Popolare SC	239	453
Banco Popular Espanol SA (e)	137	493
Banco Santander SA	1,114	8,567
Bank Hapoalim BM	144	536
Bank Leumi Le-Israel BM (e)	161	513
Bank of East Asia Ltd. (e)	196	737
Bank of Kyoto Ltd. (e)	39	355
Bank of Yokohama Ltd.	163	820
Bankia SA (c) (e)	115	415
Bankinter SA (e)	31	164
Barclays Plc	1,506	5,675
Bendigo and Adelaide Bank Ltd. (e)	48	390
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	126	5,972
BOC Hong Kong Holdings Ltd.	477	1,316
British Land Co. Plc	112	863
Capital Shopping Centres Group	75	398
CapitaLand Ltd. (e)	342	850
CapitaMall Trust	296	425
CapitaMalls Asia Ltd.	191	249
CFS Retail Property Trust	227	421
Cheung Kong Holdings Ltd.	178	2,302
China Bank Ltd.	100	641
Chugoku Bank Ltd.	22	298
Chuo Mitsui Trust Holdings Inc.	410	1,320
City Developments Ltd.	61	551
CNP Assurances SA	17	261
Commerzbank AG (c)	481	1,217
Commonwealth Bank of Australia	204	10,610
Corio NV	8	420
Credit Agricole SA	127	791
Credit Saison Co. Ltd. (e)	19	396
Credit Suisse Group AG (c)	149	4,235
Criteria CaixaCorp SA	95	369
Dai-Ichi Life Insurance Co. Ltd. (e)	1	1,619

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Daito Trust Construction Co. Ltd.	9	831
Daiwa House Industry Co. Ltd. (e)	64	851
Daiwa Securities Group Inc. (e)	221	881
Danske Bank A/S (c)	82	1,395
DBS Group Holdings Ltd.	231	2,605
Delta Lloyd NV	14	255
Deutsche Bank AG	121	6,015
Deutsche Boerse AG	25	1,685
Dexus Property Group	637	575
DnB NOR ASA	128	1,652
Erste Group Bank AG	25	575
Eurazeo	5	240
Exor SpA	9	236
First Pacific Co. Ltd.	242	268
Fonciere Des Regions (e)	3	265
Fukuoka Financial Group Inc.	98	437
GAM Holding Ltd.	28	404
Gecina SA	3	321
Gjensidige Forsikring ASA	26	312
Global Logistic Properties Ltd. (c)	247	433
Goodman Group	903	648
GPT Group	222	719
Groupe Bruxelles Lambert SA	11	834
Groupe Bruxelles Lambert SA (c)	—	—
Gunma Bank Ltd.	52	279
Hachijuni Bank Ltd.	59	351
Hammerson Plc	87	577
Hang Lung Group Ltd.	115	746
Hang Lung Properties Ltd.	325	1,194
Hang Seng Bank Ltd. (e)	99	1,312
Hannover Rueckversicherung AG	8	479
Henderson Land Development Co. Ltd.	121	669
Hiroshima Bank Ltd. (e)	67	309
Hokuhoku Financial Group Inc.	165	316
Hong Kong Exchanges & Clearing Ltd. (e)	131	2,205
Hopewell Holdings Ltd.	63	173
HSBC Holdings Plc	2,315	20,563
Hysan Development Co. Ltd.	82	329
Icade SA	3	247
ICAP Plc	74	464
IMMOFINANZ Immobilien Anlagen AG (c)	127	463
Industrivarden AB	17	259
ING Groep NV (c)	498	4,151
Insurance Australia Group Ltd. (e)	263	929
Intesa Sanpaolo SpA	1,286	2,305
Investec Plc	71	435
Investor AB	60	1,332
Israel Discount Bank Ltd. (c)	85	113
Iyo Bank Ltd.	33	293
Japan Prime Realty Investment Corp.	—	286
Japan Real Estate Investment Corp. (e)	—	600
Japan Retail Fund Investment Corp.	—	342
Joyo Bank Ltd. (e)	81	372
Julius Baer Group Ltd. (c)	27	1,080
KBC Groep NV	21	539
Keppel Land Ltd.	108	299
Kerry Properties Ltd.	86	387
Kinnevik Investment AB	27	631
Klepierre	14	476
Land Securities Group Plc	98	1,130
Legal & General Group Plc	755	1,580
Lend Lease Corp. Ltd.	70	542
Link Real Estate Investment Trust	298	1,107
Lloyds Banking Group Plc (c)	5,260	2,830
London Stock Exchange Group Plc	18	301
Macquarie Group Ltd.	46	1,391
Man Group Plc	250	539
Mapfre SA	92	295
Mediobanca SpA	71	416
Mirvac Group	450	547
Mitsubishi Estate Co. Ltd.	160	2,875
Mitsubishi UFJ Financial Group Inc.	1,653	8,297
Mitsubishi UFJ Lease & Finance Co. Ltd.	8	332
Mitsui Fudosan Co. Ltd.	110	2,124
Mizrahi Tefahot Bank Ltd. (c) (e)	14	129
Mizuho Financial Group Inc. (e)	2,967	4,882
MS&AD Insurance Group Holdings	73	1,515
Muenchener Rueckversicherungs AG	23	3,525
National Australia Bank Ltd.	286	7,307
National Bank of Greece SA (c)	129	333
Natixis	124	479
New World Development Ltd.	475	572
Nippon Building Fund Inc.	—	762
Nishi-Nippon City Bank Ltd.	96	272
NKSJ Holdings Inc. (e)	47	1,062
Nomura Holdings Inc. (e)	465	2,074
Nomura Real Estate Holdings Inc. (e)	11	197
Nomura Real Estate Office Fund Inc.	—	179
Nordea Bank AB	343	3,120
NTT Urban Development Corp.	—	91
Old Mutual Plc	729	1,851
ORIX Corp. (e)	13	1,296
Oversea-Chinese Banking Corp. Ltd.	338	2,396
Pargesa Holding SA	3	222
Partners Group Holding AG	2	297
Pohjola Bank Plc (e)	18	205
Prudential plc (a)	332	3,976
QBE Insurance Group Ltd. (e)	146	2,147
Raiffeisen International Bank Holding AG (e)	6	210
Ratos AB (e)	24	330
Resolution Ltd.	177	739
Resona Holdings Inc.	249	1,153
Royal Bank of Scotland Plc (c)	2,256	997
RSA Insurance Group Plc (e)	447	748
Sampo Oyj	55	1,596
SBI Holdings Inc.	3	281
Schroders Plc	14	358
SCOR SE	22	590
Segro Plc	94	353
Seven Bank Ltd. (e)	91	200
Shinsei Bank Ltd.	175	230
Shizuoka Bank Ltd. (e)	78	805
Singapore Exchange Ltd.	113	625
Sino Land Co.	371	595
Skandinaviska Enskilda Banken AB (e)	186	1,321
Societe Generale	84	2,471
Sony Financial Holdings Inc. (e)	23	418
Standard Chartered Plc	309	7,720
Standard Life Plc	311	1,143
Stockland (e)	308	940
Sumitomo Mitsui Financial Group Inc. (e)	175	5,779
Sumitomo Realty & Development Co. Ltd. (e)	48	1,157
Sun Hung Kai Properties Ltd.	181	2,252
Suncorp Group Ltd.	169	1,478
Suruga Bank Ltd. (e)	23	236
Svenska Handelsbanken	63	2,000
Swedbank AB	104	1,615
Swire Pacific Ltd.	92	1,026
Swiss Life Holding AG	4	446
Swiss Re Ltd. (c)	44	2,816
T&D Holdings Inc.	74	859
Tokio Marine Holdings Inc.	93	2,561

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Tokyu Land Corp. (e)	49	242
TrygVesta A/S	3	182
UBS AG (c)	473	6,626
Unibail-Rodamco SE	12	2,352
UniCredit SpA	516	2,585
Unione di Banche Italiane SCPA (e)	110	467
United Overseas Bank Ltd.	161	2,351
UOL Group Ltd.	61	229
Vienna Insurance Group	5	235
Westfield Group	280	2,568
Westfield Retail Trust	366	980
Westpac Banking Corp. (e)	393	8,928
Wharf Holdings Ltd.	195	1,066
Wheelock & Co. Ltd.	126	381
Wing Hang Bank Ltd.	9	91
Yamaguchi Financial Group Inc.	24	219
Zurich Financial Services AG	19	5,152
		306,650
HEALTH CARE - 9.1%
Actelion Ltd. (c)	15	534
Alfresa Holdings Corp.	5	219
Astellas Pharma Inc.	57	2,342
AstraZeneca Plc	169	7,519
Bayer AG	107	7,550
Celesio AG	10	190
Chugai Pharmaceutical Co. Ltd.	28	511
Cie Generale d’Optique Essilor International SA	26	2,297
Cochlear Ltd. (e)	7	467
Coloplast A/S	3	526
CSL Ltd.	68	2,548
Daiichi Sankyo Co. Ltd. (e)	88	1,617
Dainippon Sumitomo Pharma Co. Ltd. (e)	22	230
Eisai Co. Ltd. (e)	33	1,320
Elan Corp. Plc (c)	65	956
Fresenius Medical Care AG & Co. KGaA	27	1,894
Fresenius SE	15	1,499
Getinge AB	25	725
GlaxoSmithKline Plc	654	14,629
Grifols SA (c) (e)	17	366
Hisamitsu Pharmaceutical Co. Inc. (e)	8	389
Kyowa Hakko Kirin Co. Ltd.	31	343
Lonza Group AG	6	335
Medipal Holdings Corp.	21	278
Merck KGaA	9	951
Miraca Holdings Inc.	8	294
Mitsubishi Tanabe Pharma Corp.	27	375
Novartis AG	302	16,744
Novo-Nordisk A/S	55	7,666
Olympus Corp. (c)	28	467
Ono Pharmaceutical Co. Ltd. (e)	11	585
Orion Oyj (e)	12	236
Otsuka Holdings Co. Ltd. (e)	33	966
Qiagen NV (c)	29	457
Ramsay Health Care Ltd.	17	346
Roche Holding AG	91	15,847
Sanofi-Aventis SA	148	11,465
Santen Pharmaceutical Co. Ltd.	10	440
Shionogi & Co. Ltd. (e)	40	561
Shire Plc	72	2,299
Smith & Nephew Plc	118	1,196
Sonic Health Care Ltd.	48	617
Sonova Holding AG (c)	7	731
Straumann Holding AG	1	148
Suzuken Co. Ltd. (e)	9	274
Synthes Inc.	8	1,457
Sysmex Corp. (e)	10	393
Taisho Pharmaceutical Holdings Co. Ltd. (e)	4	340
Takeda Pharmaceutical Co. Ltd. (e)	103	4,525
Terumo Corp.	21	1,024
Teva Pharmaceutical Industries Ltd.	122	5,520
Tsumura & Co. (e)	8	220
UCB SA	13	576
William Demant Holding A/S (c)	3	296
		126,300
INDUSTRIALS - 12.4%
A P Moller - Maersk A/S - Class A	—	524
A P Moller - Maersk A/S - Class B	—	1,348
ABB Ltd.	285	5,830
Abertis Infraestructuras SA	50	860
ACS Actividades de Construccion y Servicios SA (e)	17	439
Adecco SA (c)	17	902
Aeroports de Paris	5	386
Aggreko Plc	33	1,204
Alfa Laval AB (e)	42	858
All Nippon Airways Co. Ltd. (e)	110	332
Alstom SA	27	1,064
Amada Co. Ltd.	50	340
Asahi Glass Co. Ltd.	133	1,140
Asciano Group	119	605
Assa Abloy AB	41	1,299
Atlantia SpA	39	652
Atlas Copco AB - Class A	88	2,126
Atlas Copco AB - Class B	50	1,087
Auckland International Airport Ltd.	115	232
Babcock International Group Plc	45	579
BAE Systems Plc	420	2,013
Balfour Beatty Plc	91	415
Bekaert SA (e)	4	142
Bouygues SA	25	769
Brambles Ltd.	195	1,434
Brenntag AG	6	709
Bunzl Plc	40	650
Bureau Veritas SA	7	603
Campbell Brothers Ltd.	9	618
Capita Group Plc	81	955
Cathay Pacific Airways Ltd. (e)	137	254
Central Japan Railway Co.	—	1,594
Chiyoda Corp. (e)	19	244
Cie de Saint-Gobain	51	2,290
Cobham Plc	149	545
ComfortDelgro Corp. Ltd.	227	282
Cosco Corp. Singapore Ltd. (e)	108	100
Dai Nippon Printing Co. Ltd.	73	751
Daikin Industries Ltd. (e)	29	793
Delek Group Ltd.	1	105
Deutsche Lufthansa AG	31	440
Deutsche Post AG	108	2,088
DSV A/S	26	588
East Japan Railway Co.	44	2,802
Edenred	19	581
Eiffage SA (e)	6	231
Elbit Systems Ltd.	3	106
European Aeronautic Defence & Space Co. NV	53	2,152
Experian Plc	132	2,054
Fanuc Ltd.	25	4,460
Ferrovial SA	45	513
Fiat Industrial SpA (c)	97	1,031
Finmeccanica SpA (e)	49	266

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Fomento de Construcciones y Contratas SA (e)	6	135
Fraport AG Frankfurt Airport Services Worldwide	5	285
Fraser and Neave Ltd.	112	595
Fuji Electric Holdings Co. Ltd. (e)	67	177
Furukawa Electric Co. Ltd. (e)	92	247
G4S Plc	179	779
GEA Group AG	23	805
Geberit AG	5	1,082
Groupe Eurotunnel SA	68	592
GS Yuasa Corp.	46	254
Hexagon AB - B Shares	32	624
Hino Motors Ltd. (e)	38	277
Hitachi Construction Machinery Co. Ltd. (e)	14	320
Hochtief AG (e)	6	345
Hutchison Port Holdings Trust	676	517
Hutchison Whampoa Ltd.	278	2,780
IHI Corp.	174	442
International Consolidated Airlines Group SA (c) (e)	116	333
Intertek Group Plc	20	822
Invensys Plc	108	344
ITOCHU Corp.	193	2,110
Japan Steel Works Ltd. (e)	39	269
JGC Corp. (e)	26	811
JS Group Corp.	36	749
JTEKT Corp.	29	345
Kajima Corp. (e)	111	339
Kamigumi Co. Ltd.	29	241
Kawasaki Heavy Industries Ltd. (e)	175	541
Kawasaki Kisen Kaisha Ltd. (c) (e)	85	189
Keihin Electric Express Railway Co. Ltd. (e)	57	499
Keio Corp. (e)	75	538
Keisei Electric Railway Co. Ltd.	40	310
Keppel Corp. Ltd.	187	1,635
Kinden Corp.	16	124
Kintetsu Corp. (e)	206	785
Komatsu Ltd. (e)	124	3,554
Kone Oyj (e)	21	1,146
Koninklijke Boskalis Westminster NV	10	357
Koninklijke Philips Electronics NV	129	2,614
Koninklijke Vopak NV	9	499
Kubota Corp.	149	1,442
Kuehne & Nagel International AG	7	948
Kurita Water Industries Ltd. (e)	15	379
Legrand SA	28	1,040
Leighton Holdings Ltd.	20	441
Mabuchi Motor Co. Ltd.	4	174
Makita Corp. (e)	15	601
Man AG	8	1,120
Marubeni Corp.	217	1,578
Meggitt Plc	100	646
Metso Oyj (e)	16	696
Mitsubishi Corp.	183	4,281
Mitsubishi Electric Corp.	247	2,206
Mitsubishi Heavy Industries Ltd.	398	1,939
Mitsubishi Logistics Corp. (e)	13	155
Mitsui & Co. Ltd.	226	3,735
Mitsui OSK Lines Ltd. (e)	150	658
MTR Corp.	194	695
Nabtesco Corp. (e)	14	280
Neptune Orient Lines Ltd. (e)	94	106
NGK Insulators Ltd. (e)	33	475
Nidec Corp. (e)	14	1,253
Nippon Express Co. Ltd.	109	428
Nippon Sheet Glass Co. Ltd.	113	175
Nippon Yusen KK (e)	195	618
Noble Group Ltd.	468	514
NSK Ltd.	52	405
NTN Corp. (e)	60	256
NWS Holdings Ltd.	186	286
Obayashi Corp.	79	346
Odakyu Electric Railway Co. Ltd. (e)	82	775
Orient Overseas International Ltd.	23	166
Orkla ASA	103	814
Prysmian SPA	26	451
Qantas Airways Ltd. (c)	130	241
QR National Ltd.	227	879
Randstad Holding NV (e)	15	553
Rolls-Royce Holdings Plc (c)	244	3,172
Ryanair Holdings Plc (c)	2	11
Safran SA	21	781
Sandvik AB	129	1,856
Scania AB	41	848
Schindler Holding AG	3	323
Schneider Electric SA	64	4,168
Secom Co. Ltd.	26	1,301
Securitas AB	40	382
SembCorp Industries Ltd.	133	558
SembCorp Marine Ltd. (e)	111	467
Serco Group Plc	60	525
SGS SA	1	1,338
Shimizu Corp. (e)	76	306
Siemens AG	107	10,763
Singapore Airlines Ltd.	72	620
Singapore Technologies Engineering Ltd.	198	512
Skanska AB	52	899
SKF AB (e)	50	1,232
SMC Corp. (e)	7	1,120
Smiths Group Plc	50	838
Societe BIC SA	4	366
Sojitz Corp. (e)	162	292
Sulzer AG	3	442
Sumitomo Corp. (e)	144	2,093
Sumitomo Electric Industries Ltd.	99	1,376
Sumitomo Heavy Industries Ltd.	70	392
Sydney Airport	55	165
Taisei Corp. (e)	121	317
Thales SA	13	480
THK Co. Ltd. (e)	16	318
TNT NV	48	589
Tobu Railway Co. Ltd. (e)	130	691
Tokyu Corp.	144	684
Toll Holdings Ltd.	92	563
Toppan Printing Co. Ltd. (e)	68	535
TOTO Ltd.	42	317
Toyota Tsusho Corp.	26	538
Transurban Group	173	1,003
Ushio Inc. (e)	14	193
Vallourec SA	15	928
Vestas Wind Systems A/S (c)	29	300
Vinci SA	59	3,072
Volvo AB	182	2,648
Wartsila Oyj (e)	22	826
Weir Group Plc	28	794
Wendel Investissement	4	371
West Japan Railway Co.	21	861
Wolseley Plc	37	1,403
Yamato Holdings Co. Ltd.	50	782
Yangzijiang Shipbuilding Holdings Ltd. (e)	247	262
Zardoya Otis SA (e)	19	243
		171,414

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 4.6%
Advantest Corp. (e)	19	306
Alcatel-Lucent (c)	306	697
Amadeus IT Holding SA	39	735
ARM Holdings Plc	178	1,675
ASM Pacific Technology Ltd. (e)	27	393
ASML Holding NV	55	2,761
Atos Origin SA	6	341
Brother Industries Ltd.	30	406
Canon Inc.	147	7,046
Cap Gemini SA	19	849
Citizen Holdings Co. Ltd. (e)	30	192
Computershare Ltd. (e)	56	527
Dassault Systemes SA	7	666
Foxconn International Holdings Ltd. (c)	243	173
FUJIFILM Holdings Corp.	61	1,442
Fujitsu Ltd.	234	1,242
Gree Inc. (e)	11	275
Hamamatsu Photonics KK (e)	8	308
Hirose Electric Co. Ltd. (e)	4	423
Hitachi High-Technologies Corp.	7	175
Hitachi Ltd.	589	3,811
Hoya Corp.	56	1,267
Ibiden Co. Ltd. (e)	15	385
Indra Sistemas SA (e)	11	137
Infineon Technologies AG	140	1,430
Itochu Techno-Solutions Corp.	3	152
Keyence Corp.	6	1,433
Konami Corp. (e)	11	318
Konica Minolta Holdings Inc. (e)	65	573
Kyocera Corp.	20	1,813
Murata Manufacturing Co. Ltd.	26	1,551
NEC Corp. (c) (e)	349	734
Neopost SA (e)	4	248
NICE Systems Ltd. (c)	8	299
Nintendo Co. Ltd.	13	1,929
Nippon Electric Glass Co. Ltd. (e)	50	440
Nokia Oyj	478	2,618
Nomura Research Institute Ltd.	14	337
NTT Data Corp. (e)	—	560
Omron Corp.	25	537
Oracle Corp. Japan	5	171
Otsuka Corp.	2	179
Ricoh Co. Ltd. (e)	85	835
Rohm Co. Ltd.	12	581
Sage Group Plc	176	840
SAP AG	119	8,341
Seiko Epson Corp. (e)	19	271
Shimadzu Corp. (e)	33	300
Square Enix Holdings Co. Ltd. (e)	9	186
STMicroelectronics NV	82	671
Sumco Corp. (c) (e)	13	159
TDK Corp. (e)	16	940
Telefonaktiebolaget LM Ericsson	392	4,058
Tokyo Electron Ltd.	22	1,280
Toshiba Corp.	515	2,287
Trend Micro Inc. (e)	13	387
United Internet AG	14	269
Yahoo! Japan Corp. (e)	2	603
Yaskawa Electric Corp. (e)	25	237
Yokogawa Electric Corp. (c) (e)	31	315
		64,114
MATERIALS - 10.0%
Acerinox SA (e)	12	150
Air Liquide	37	4,922
Air Water Inc.	19	247
Akzo Nobel NV	31	1,819
Alumina Ltd.	312	401
Amcor Ltd.	162	1,246
Anglo American Plc	172	6,442
Antofagasta Plc	51	943
ArcelorMittal (e)	110	2,099
Arkema SA	7	634
Asahi Kasei Corp.	167	1,037
BASF SE	119	10,418
BHP Billiton Ltd.	416	15,006
BHP Billiton Plc	274	8,400
Boliden AB	35	545
Boral Ltd. (e)	92	386
Cimpor Cimentos de Portugal SGPS SA	25	169
CRH Plc	94	1,927
Daicel Chemical Industries Ltd. (e)	38	246
Daido Steel Co. Ltd. (e)	32	223
Denki Kagaku Kogyo K K	63	254
Eurasian Natural Resources Corp.	35	330
Fletcher Building Ltd. (e)	89	493
Fortescue Metals Group Ltd. (e)	158	954
Fresnillo Plc	24	617
Givaudan SA	1	1,062
Glencore International Plc (e)	183	1,142
HeidelbergCement AG	18	1,102
Hitachi Chemical Co. Ltd. (e)	15	275
Hitachi Metals Ltd. (e)	22	276
Holcim Ltd.	32	2,090
Holmen AB	7	184
Iluka Resources Ltd. (e)	53	982
Imerys SA	4	233
Incitec Pivot Ltd.	208	682
Israel Chemicals Ltd.	54	623
Israel Corp. Ltd.	—	191
James Hardie Industries SE	55	443
JFE Holdings Inc. (e)	61	1,321
Johnson Matthey Plc	28	1,050
JSR Corp. (e)	22	446
K+S AG	23	1,192
Kaneka Corp. (e)	32	194
Kansai Paint Co. Ltd. (e)	28	284
Kazakhmys Plc	26	377
Kobe Steel Ltd. (e)	329	538
Koninklijke DSM NV	20	1,154
Kuraray Co. Ltd. (e)	45	644
Lafarge SA	27	1,265
Lanxess AG	11	917
Linde AG	22	3,989
Lonmin Plc	21	336
Lynas Corp. Ltd. (c) (e)	226	258
Maruichi Steel Tube Ltd.	6	136
Mitsubishi Chemical Holdings Corp. (e)	171	919
Mitsubishi Gas Chemical Co. Inc. (e)	53	357
Mitsubishi Materials Corp. (e)	152	485
Mitsui Chemicals Inc.	104	317
Newcrest Mining Ltd.	100	3,069
Nippon Paper Group Inc. (e)	13	265
Nippon Steel Corp. (e)	655	1,817
Nisshin Steel Co. Ltd.	92	156
Nitto Denko Corp. (e)	21	852
Norsk Hydro ASA	122	666
Novozymes A/S	29	850
OJI Paper Co. Ltd. (e)	115	558
Orica Ltd. (e)	46	1,330

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
OZ Minerals Ltd.	43	441
Randgold Resources Ltd.	12	1,055
Rexam Plc	112	769
Rio Tinto Ltd. (e)	57	3,850
Rio Tinto Plc	178	9,864
Salzgitter AG	4	247
Shin-Etsu Chemical Co. Ltd.	54	3,119
Showa Denko KK	190	435
Sika AG	—	584
Sims Metal Management Ltd. (e)	20	302
Solvay SA	8	896
SSAB Svenskt Stal AB - Class A	19	181
Stora Enso Oyj	74	550
Sumitomo Chemical Co. Ltd.	209	897
Sumitomo Metal Industries Ltd.	447	912
Sumitomo Metal Mining Co. Ltd.	68	964
Svenska Cellulosa AB (e)	73	1,259
Syngenta AG	12	4,244
Taiyo Nippon Sanso Corp. (e)	36	255
Teijin Ltd. (e)	124	419
ThyssenKrupp AG	48	1,206
Toray Industries Inc. (e)	189	1,410
Tosoh Corp. (e)	66	185
Toyo Seikan Kaisha Ltd.	20	282
Ube Industries Ltd.	121	331
Umicore	15	821
UPM-Kymmene Oyj (e)	70	950
Vedanta Resources Plc (e)	17	327
Voestalpine AG	14	483
Wacker Chemie AG (e)	2	158
Xstrata Plc	270	4,624
Yamato Kogyo Co. Ltd. (e)	6	176
Yara International ASA	24	1,127
		138,258
TELECOMMUNICATION SERVICES - 5.3%
Belgacom SA	19	609
Bezeq Israeli Telecommunication Corp. Ltd.	230	380
BT Group Plc	1,013	3,670
Cellcom Israel Ltd.	8	98
Deutsche Telekom AG	366	4,405
Elisa Oyj (e)	18	428
France Telecom SA	242	3,583
Hellenic Telecommunications Organization SA	25	106
HKT Ltd.	13	10
Iliad SA	2	331
Inmarsat Plc	54	400
KDDI Corp. (e)	—	2,479
Koninklijke KPN NV	189	2,082
Millicom International Cellular SA - SDR	10	1,091
Mobistar SA	4	182
Nippon Telegraph & Telephone Corp.	57	2,583
NTT DoCoMo Inc. (e)	2	3,311
Partner Communications Co. Ltd.	9	68
PCCW Ltd.	576	206
Portugal Telecom SGPS SA	82	445
Singapore Telecommunications Ltd.	1,018	2,555
SoftBank Corp.	116	3,439
StarHub Ltd.	65	160
Swisscom AG (e)	3	1,246
TDC A/S	62	450
Tele2 AB	42	865
Telecom Corp. of New Zealand Ltd.	265	526
Telecom Italia SpA	1,210	1,440
Telefonica SA	533	8,746
Telekom Austria AG	44	513
Telenor ASA	95	1,763
TeliaSonera AB	277	1,935
Telstra Corp. Ltd.	557	1,899
Vivendi SA	163	2,987
Vodafone Group Plc	6,515	17,971
		72,962
UTILITIES - 4.2%
A2A SpA	129	104
Acciona SA	3	223
AGL Energy Ltd. (e)	60	916
APA Group (e)	65	346
Centrica Plc	674	3,414
Cheung Kong Infrastructure Holdings Ltd.	57	347
Chubu Electric Power Co. Inc.	88	1,583
Chugoku Electric Power Co. Inc. (e)	40	739
CLP Holdings Ltd.	246	2,125
Contact Energy Ltd.	54	211
E.ON AG	234	5,610
EDP Renovaveis SA (c)	25	125
Electric Power Development Co. Ltd. (e)	14	376
Electricite de France SA	32	721
Enagas SA	24	459
Enel Green Power SpA	220	417
Enel SpA	858	3,103
Energias de Portugal SA	236	687
Fortum Oyj	57	1,388
Gas Natural SDG SA	44	704
GDF Suez	161	4,168
Hokkaido Electric Power Co. Inc.	24	347
Hokuriku Electric Power Co. (e)	22	398
Hong Kong & China Gas Co. Ltd.	610	1,564
Hongkong Electric Holdings Ltd.	179	1,316
Iberdrola SA	499	2,834
International Power Plc	202	1,309
Kansai Electric Power Co. Inc. (e)	97	1,496
Kyushu Electric Power Co. Inc. (e)	54	768
National Grid Plc	463	4,667
Osaka Gas Co. Ltd.	236	947
Red Electrica Corp. SA	13	660
RWE AG	64	3,049
Scottish & Southern Energy Plc	123	2,608
Severn Trent Plc	30	745
Shikoku Electric Power Co. Inc. (e)	25	691
Snam Rete Gas SpA	203	976
SP AusNet	178	198
Suez Environnement SA	35	541
Terna Rete Elettrica Nazionale SpA	147	591
Toho Gas Co. Ltd. (e)	51	301
Tohoku Electric Power Co. Inc. (c) (e)	60	683
Tokyo Electric Power Co. Inc. (c)	176	445
Tokyo Gas Co. Ltd.	324	1,529
United Utilities Group Plc	91	873
Veolia Environnement	45	751
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	10	294
		58,347
Total Common Stocks (cost $1,374,687)		1,346,448

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	6	385
Porsche Automobil Holding SE	20	1,166
Volkswagen AG	19	3,314
		4,865

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	23	1,716
Lindt & Spruengli AG	—	363
		2,079
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	102	158

INDUSTRIALS - 0.1%
Schindler Holding AG	6	743

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	728	714

UTILITIES - 0.0%
RWE AG	6	246
Total Preferred Stocks (cost $7,723)		8,805

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.4%
Investment Company - 1.5%
JNL Money Market Fund, 0.05% (a) (h)	20,305	20,305

Securities Lending Collateral - 9.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	136,262	136,262
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	615	599
		136,861
Treasury Securities - 0.1%
U.S. Treasury Bill
0.02%, 05/24/12 (o)	$930	930
0.05%, 06/21/12 (o)	655	655
		1,585
Total Short Term Investments (cost $158,767)		158,751
Total Investments - 109.2% (cost $1,541,177)		1,514,004
Other Assets and Liabilities, Net - (9.2%)		(128,101)
Total Net Assets - 100.0%		$1,385,903

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	$1,500	$1,704
5.77%, 05/10/45 (i)	550	594
5.19%, 09/10/47 (i)	1,000	1,117
5.45%, 01/15/49	200	211
5.45%, 01/15/49	1,500	1,687
5.48%, 01/15/49 (i)	350	356
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,052
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.72%, 05/11/17 (i)	300	342
5.12%, 02/11/41 (i)	1,150	1,255
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	850
Citibank Credit Card Issuance Trust, 5.30%, 03/15/16	900	1,041
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	282
5.65%, 10/15/48	500	511
Continental Airlines Inc. Pass-Through Trust - Class A, 4.75%, 01/12/21	294	306
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.14%, 08/15/36 (i)	1,496	1,557
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	260
CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	375
5.01%, 02/15/38 (i)	800	871
CW Capital Cobalt Ltd. REMIC, 5.22%, 08/15/48	1,250	1,372
Delta Air Lines Class A Pass-Through Trust - Class A, 6.82%, 02/10/24 (i)	366	401
GE Capital Commercial Mortgage Corp. REMIC, 5.30%, 11/10/45 (i)	200	207
Greenwich Capital Commercial Funding Corp. REMIC
5.22%, 04/10/37 (i)	1,000	1,090
4.57%, 08/10/42	500	514
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,108
5.56%, 11/10/39	400	451
Honda Auto Receivables Owner Trust, 1.98%, 05/23/16	350	354
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.57%, 06/12/41 (i)	850	921
5.54%, 10/12/41	1,250	1,418
4.88%, 01/15/42	750	808
4.74%, 07/15/42	500	541
4.78%, 07/15/42	500	528
4.94%, 08/15/42 (i)	278	305
5.42%, 01/15/49 (e)	250	277
5.73%, 02/12/49 (i)	200	225
5.79%, 02/12/51 (i)	521	596
LB-UBS Commercial Mortgage Trust REMIC
4.17%, 05/15/32	165	169
5.42%, 02/15/40	330	370
5.87%, 09/15/45 (i)	2,000	2,266
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	284
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	224
5.17%, 12/12/49	200	221
5.74%, 06/12/50 (i)	532	558
Morgan Stanley Capital I REMIC
5.60%, 06/12/12 (i)	358	368
5.60%, 03/12/17 (i)	2,400	2,555
4.80%, 01/13/41	250	263
5.33%, 11/12/41	250	278
5.73%, 10/15/42 (i)	270	303

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Wachovia Bank Commercial Mortgage Trust REMIC
4.96%, 11/15/35	300	316
5.22%, 01/15/41 (i)	100	107
5.32%, 07/15/41 (i)	250	268
4.89%, 10/15/41	200	186
4.90%, 10/15/41 (i)	500	524
5.12%, 07/15/42 (i)	410	454
5.42%, 01/15/45 (i)	350	389
5.57%, 10/15/48	250	277
5.31%, 11/15/48	1,082	1,138
Total Non-U.S. Government Agency Asset- Backed Securities (cost $34,269)		37,005

CORPORATE BONDS AND NOTES - 22.7%
CONSUMER DISCRETIONARY - 1.9%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	551
AutoZone Inc., 5.50%, 11/15/15 (e)	400	451
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	745
CBS Corp., 5.63%, 09/15/19	500	578
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	725
Comcast Corp.
5.30%, 01/15/14	500	538
6.50%, 01/15/15	50	57
5.90%, 03/15/16	500	577
6.50%, 11/15/35	100	120
6.95%, 08/15/37	500	633
6.40%, 03/01/40 (e)	400	492
COX Communications Inc., 5.45%, 12/15/14	150	167
Daimler Finance North America LLC, 6.50%, 11/15/13	100	109
Diageo Capital Plc, 4.83%, 07/15/20	395	451
DIRECTV Holdings LLC
3.55%, 03/15/15	200	211
3.50%, 03/01/16	400	420
4.60%, 02/15/21	200	211
3.80%, 03/15/22 (r)	500	493
6.35%, 03/15/40	600	664
6.00%, 08/15/40	200	214
Discovery Communications LLC
3.70%, 06/01/15 (e)	100	107
5.63%, 08/15/19	100	116
5.05%, 06/01/20	200	226
6.35%, 06/01/40 (e)	100	120
Fortune Brands Inc., 5.38%, 01/15/16 (e)	45	50
Gap Inc., 5.95%, 04/12/21 (e)	400	404
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	118
Hasbro Inc., 6.35%, 03/15/40	300	325
Home Depot Inc.
5.25%, 12/16/13	250	270
5.40%, 03/01/16	500	577
5.88%, 12/16/36	250	300
Johnson Controls Inc.
5.50%, 01/15/16	250	282
3.75%, 12/01/21	500	509
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	516
Lowe’s Cos. Inc.
4.63%, 04/15/20 (e)	100	111
3.80%, 11/15/21	500	530
5.50%, 10/15/35 (e)	150	167
5.80%, 04/15/40 (e)	600	700
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	500	548
6.65%, 07/15/24	200	233
6.90%, 04/01/29	250	292
McDonald’s Corp.
5.35%, 03/01/18	300	359
6.30%, 03/01/38	500	665
NBCUniversal Media LLC
2.10%, 04/01/14	500	511
5.15%, 04/30/20	200	226
6.40%, 04/30/40	200	241
News America Inc.
5.30%, 12/15/14	175	194
5.65%, 08/15/20	300	340
4.50%, 02/15/21 (e)	400	427
6.20%, 12/15/34	50	55
6.40%, 12/15/35	100	113
6.65%, 11/15/37	300	350
6.15%, 02/15/41	300	344
Nordstrom Inc., 4.00%, 10/15/21 (e)	225	239
Omnicom Group Inc., 5.90%, 04/15/16	250	287
Staples Inc., 9.75%, 01/15/14 (l)	550	625
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 10/15/14	400	458
7.15%, 12/01/19	400	474
Target Corp.
5.88%, 07/15/16	250	295
7.00%, 07/15/31	500	636
6.50%, 10/15/37	300	388
Thomson Reuters Corp., 6.50%, 07/15/18	500	618
Time Warner Cable Inc.
6.20%, 07/01/13	300	320
5.85%, 05/01/17	150	175
8.75%, 02/14/19	169	220
6.55%, 05/01/37	250	289
7.30%, 07/01/38	300	378
6.75%, 06/15/39	300	358
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	798
Time Warner Inc.
3.15%, 07/15/15	200	212
5.88%, 11/15/16	650	761
4.70%, 01/15/21	200	219
4.00%, 01/15/22 (e)	500	519
7.63%, 04/15/31	250	320
6.10%, 07/15/40	200	224
Viacom Inc.
2.50%, 12/15/16	500	512
7.88%, 07/30/30	125	162
Wal-Mart Stores Inc., 5.63%, 04/15/41	300	363
Walt Disney Co.
4.50%, 12/15/13	500	534
2.75%, 08/16/21	300	299
7.00%, 03/01/32	50	68
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	407
Wyndham Worldwide Corp., 7.38%, 03/01/20	500	601
Yale University, 2.90%, 10/15/14	300	317
Yum! Brands Inc., 6.88%, 11/15/37	200	255
		31,064
CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	559
9.70%, 11/10/18 (l)	500	679
9.25%, 08/06/19 (l)	400	538
9.95%, 11/10/38 (l)	100	152
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	214

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
5.05%, 10/15/16	100	114
6.45%, 09/01/37	300	396
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	400	510
5.38%, 01/15/20	400	470
8.20%, 01/15/39	400	607
Archer-Daniels-Midland Co.
5.45%, 03/15/18	350	416
5.38%, 09/15/35	200	225
Bottling Group LLC, 6.95%, 03/15/14	200	224
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	80
4.10%, 03/15/16	500	522
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	329
Clorox Co., 3.80%, 11/15/21	500	505
Coca-Cola Co.
0.75%, 11/15/13	600	603
0.75%, 03/13/15	500	499
3.15%, 11/15/20	300	313
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	353
CVS Caremark Corp.
6.13%, 08/15/16	250	293
5.75%, 06/01/17	500	590
4.13%, 05/15/21 (e)	400	430
Diageo Investment Corp., 8.00%, 09/15/22	100	135
Diageo Plc, 5.50%, 04/01/13	500	524
General Mills Inc.
5.20%, 03/17/15	500	556
5.70%, 02/15/17	300	355
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	121
Kellogg Co.
4.45%, 05/30/16	350	387
4.00%, 12/15/20	200	212
Kimberly-Clark Corp., 7.50%, 11/01/18	500	670
Kraft Foods Inc.
5.25%, 10/01/13	400	425
4.13%, 02/09/16	100	109
6.50%, 08/11/17	300	362
6.13%, 02/01/18	300	360
5.38%, 02/10/20	600	694
6.88%, 02/01/38	500	628
6.88%, 01/26/39	100	125
Kroger Co.
6.40%, 08/15/17	200	241
6.15%, 01/15/20	200	243
7.50%, 04/01/31	150	191
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	621
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	101
PepsiCo Inc.
7.90%, 11/01/18	555	746
3.13%, 11/01/20	300	308
Philip Morris International Inc.
4.88%, 05/16/13 (e)	500	524
6.88%, 03/17/14	500	561
5.65%, 05/16/18	250	298
2.90%, 11/15/21	300	296
4.38%, 11/15/41	300	292
Procter & Gamble Co.
4.95%, 08/15/14	150	166
5.55%, 03/05/37	100	125
Proctor & Gamble Co., 4.70%, 02/15/19	500	582
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	300
Safeway Inc.
6.25%, 03/15/14	550	605
6.35%, 08/15/17 (e)	500	582
Unilever Capital Corp.
2.75%, 02/10/16 (e)	400	422
5.90%, 11/15/32	300	378
Wal-Mart Stores Inc.
4.55%, 05/01/13	100	104
1.63%, 04/15/14 (e)	400	410
2.25%, 07/08/15 (e)	300	313
2.80%, 04/15/16 (e)	400	425
4.13%, 02/01/19	300	334
4.25%, 04/15/21 (e)	400	447
7.55%, 02/15/30	300	436
6.20%, 04/15/38	300	383
4.88%, 07/08/40 (e)	300	327
Walgreen Co., 4.88%, 08/01/13	200	212
		26,257
ENERGY - 2.1%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	460
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	115
8.70%, 03/15/19	250	328
6.45%, 09/15/36 (e)	150	174
Apache Corp.
5.25%, 04/15/13	250	262
3.63%, 02/01/21 (e)	400	422
BP Capital Markets Plc
5.25%, 11/07/13	400	427
3.13%, 10/01/15	500	528
4.50%, 10/01/20	500	549
Burlington Resources Finance Co., 7.20%, 08/15/31	100	133
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	406
5.85%, 02/01/35	150	172
6.25%, 03/15/38	300	367
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	46
6.63%, 11/01/37 (e)	200	239
Conoco Funding Co., 7.25%, 10/15/31	75	102
ConocoPhillips
6.65%, 07/15/18	75	93
5.75%, 02/01/19	300	365
6.00%, 01/15/20 (e)	300	372
6.50%, 02/01/39	500	664
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	269
Devon Energy Corp.
2.40%, 07/15/16	500	514
7.95%, 04/15/32	100	141
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	138
Enbridge Energy Partners LP
9.88%, 03/01/19	500	665
7.50%, 04/15/38	200	257
Encana Corp.
3.90%, 11/15/21 (e)	400	389
6.50%, 08/15/34	100	106
Energy Transfer Partners LP
5.95%, 02/01/15 (e)	250	274
9.70%, 03/15/19	222	284
5.20%, 02/01/22 (e)	500	523
7.50%, 07/01/38	200	227
6.50%, 02/01/42	500	527
Enterprise Products Operating LLC
5.60%, 10/15/14	25	28
3.70%, 06/01/15	100	107
5.25%, 01/31/20	300	335
6.88%, 03/01/33	25	30

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.45%, 09/01/40	100	118
5.95%, 02/01/41	300	334
EOG Resources Inc.
2.50%, 02/01/16	200	206
4.40%, 06/01/20	200	221
Halliburton Co., 7.45%, 09/15/39	250	351
Hess Corp.
7.30%, 08/15/31	35	45
5.60%, 02/15/41 (e)	400	435
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	616
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	80
6.00%, 02/01/17	150	173
9.00%, 02/01/19 (e)	500	640
6.50%, 09/01/39	200	222
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	311
Marathon Oil Corp., 5.90%, 03/15/18	228	266
Marathon Petroleum Corp., 6.50%, 03/01/41	300	324
Nabors Industries Inc., 6.15%, 02/15/18	300	350
Nexen Inc.
5.88%, 03/10/35	50	52
6.40%, 05/15/37	100	110
Noble Energy Inc., 8.25%, 03/01/19	300	377
Noble Holding International Ltd.
3.45%, 08/01/15	200	211
2.50%, 03/15/17	400	403
6.20%, 08/01/40	200	222
Occidental Petroleum Corp.
2.50%, 02/01/16	400	420
4.10%, 02/01/21	250	273
ONEOK Partners LP, 6.65%, 10/01/36	150	173
PC Financial Partnership, 5.00%, 11/15/14	500	546
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	563
6.63%, 06/15/35	150	171
Petro-Canada, 7.00%, 11/15/28	75	90
Petrobras International Finance Co.
2.88%, 02/06/15 (e)	500	513
3.88%, 01/27/16	500	526
6.13%, 10/06/16 (e)	100	113
5.88%, 03/01/18 (e)	150	168
7.88%, 03/15/19	500	617
5.38%, 01/27/21	700	754
6.88%, 01/20/40	400	470
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	569
5.50%, 01/21/21	700	772
Phillips 66, 4.30%, 04/01/22 (r)	500	509
Plains All American Pipeline LP
3.95%, 09/15/15 (e)	300	322
6.50%, 05/01/18	100	119
6.70%, 05/15/36	100	117
Pride International Inc., 6.88%, 08/15/20	400	488
Rowan Cos. Inc., 7.88%, 08/01/19 (e)	300	358
Shell International Finance BV
4.00%, 03/21/14	500	533
5.20%, 03/22/17	250	294
4.38%, 03/25/20	300	343
6.38%, 12/15/38	200	265
5.50%, 03/25/40	300	365
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	283
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	316
Statoil ASA, 3.15%, 01/23/22	500	504
StatoilHydro ASA, 5.25%, 04/15/19	500	586
Suncor Energy Inc.
5.95%, 12/01/34	100	114
6.50%, 06/15/38	300	373
Total Capital International SA, 2.88%, 02/17/22 (e)	500	479
Total Capital SA
3.00%, 06/24/15	400	415
2.30%, 03/15/16	250	253
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	247
3.80%, 10/01/20	400	429
6.20%, 10/15/37	300	370
Transocean Inc.
4.95%, 11/15/15	500	535
6.80%, 03/15/38	150	168
Valero Energy Corp.
9.38%, 03/15/19	500	655
7.50%, 04/15/32	100	116
Weatherford International Inc., 6.35%, 06/15/17	250	289
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20 (e)	400	426
Williams Cos. Inc., 8.75%, 03/15/32	116	153
Williams Partners LP
3.80%, 02/15/15	100	106
5.25%, 03/15/20	100	110
6.30%, 04/15/40 (e)	200	232
		34,715
FINANCIALS - 9.1%
Abbey National Treasury Services Plc, 2.88%, 04/25/14	500	498
Aegon NV, 4.75%, 06/01/13	150	155
AFLAC Inc., 8.50%, 05/15/19	500	653
African Development Bank, 3.00%, 05/27/14	500	527
Allstate Corp.
6.75%, 05/15/18 (e)	300	364
7.45%, 05/16/19	300	376
5.35%, 06/01/33	75	80
5.55%, 05/09/35	100	109
American Express Co.
4.88%, 07/15/13	750	785
6.15%, 08/28/17	750	881
8.15%, 03/19/38	100	148
American Express Credit Corp., 2.75%, 09/15/15	500	519
American International Group Inc.
4.25%, 05/15/13 (e)	500	511
3.00%, 03/20/15	500	503
5.60%, 10/18/16 (e)	500	541
5.85%, 01/16/18	200	217
6.40%, 12/15/20	500	566
6.25%, 03/15/37 (i)	400	360
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	269
Asian Development Bank
3.63%, 09/05/13 (e)	500	522
4.25%, 10/20/14	750	817
2.50%, 03/15/16	500	531
5.59%, 07/16/18	400	486
6.38%, 10/01/28	210	273
Assurant Inc., 6.75%, 02/15/34	100	105
AXA SA, 8.60%, 12/15/30	100	110
Bank of America Corp.
4.90%, 05/01/13	700	721
4.75%, 08/15/13	200	206
7.38%, 05/15/14	200	217
4.50%, 04/01/15	500	518

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
3.70%, 09/01/15	600	606
3.63%, 03/17/16	500	499
6.50%, 08/01/16	300	330
5.75%, 12/01/17	675	724
5.65%, 05/01/18	500	534
5.49%, 03/15/19	200	200
5.63%, 07/01/20	700	730
5.00%, 05/13/21	400	401
Bank of America NA, 6.00%, 10/15/36	250	247
Bank of New York Mellon Corp.
4.30%, 05/15/14 (a)	500	535
2.50%, 01/15/16 (a)	500	513
3.55%, 09/23/21 (a)	600	615
Bank of Nova Scotia
2.38%, 12/17/13	672	691
2.05%, 10/07/15 (e)	500	514
Bank One Corp., 7.63%, 10/15/26	500	597
Barclays Bank Plc
2.38%, 01/13/14	500	504
2.75%, 02/23/15	500	505
3.90%, 04/07/15	500	519
5.13%, 01/08/20	300	314
BB&T Capital Trust I, 5.85%, 08/18/35	100	101
BB&T Capital Trust II, 6.75%, 06/07/36	150	152
BB&T Corp., 5.20%, 12/23/15	300	333
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	773
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	104
4.63%, 10/15/13 (e)	250	265
4.85%, 01/15/15	100	111
5.40%, 05/15/18 (e)	500	591
4.25%, 01/15/21 (e)	300	324
BlackRock Inc., 3.50%, 12/10/14	200	214
BNP Paribas, 5.00%, 01/15/21	400	404
Boeing Capital Corp., 3.25%, 10/27/14	300	320
Boston Properties LP, 5.63%, 11/15/20 (e)	200	228
Camden Property Trust, 5.00%, 06/15/15	100	107
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13	300	303
Capital One Bank USA NA, 6.50%, 06/13/13 (e)	250	264
Capital One Financial Corp.
2.13%, 07/15/14 (e)	600	603
6.15%, 09/01/16	250	275
Caterpillar Financial Services Corp.
1.55%, 12/20/13 (e)	450	457
6.13%, 02/17/14	500	550
4.75%, 02/17/15 (e)	100	111
2.75%, 06/24/15	200	211
Caterpillar Inc., 7.30%, 05/01/31	92	126
Chubb Corp., 5.20%, 04/01/13	100	104
Cincinnati Financial Corp.
6.92%, 05/15/28	400	446
6.13%, 11/01/34	100	103
Citigroup Inc.
5.50%, 04/11/13	500	519
6.50%, 08/19/13	1,000	1,058
6.38%, 08/12/14	460	499
5.00%, 09/15/14	400	414
6.01%, 01/15/15	500	543
2.65%, 03/02/15 (e)	1,000	1,000
4.75%, 05/19/15	500	526
5.85%, 08/02/16	250	273
4.45%, 01/10/17	700	733
6.00%, 08/15/17	250	278
6.13%, 05/15/18	400	448
8.50%, 05/22/19	550	678
6.00%, 10/31/33	50	48
5.88%, 05/29/37	500	513
8.13%, 07/15/39	600	778
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	426
CommonWealth REIT, 6.25%, 08/15/16	500	529
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	706
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500	511
Corp. Andina de Fomento, 3.75%, 01/15/16	200	207
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	496
Credit Suisse AG, 5.40%, 01/14/20	300	309
Credit Suisse New York
5.50%, 05/01/14	700	751
3.50%, 03/23/15	500	521
Credit Suisse USA Inc.
5.50%, 08/15/13	450	473
5.13%, 08/15/15	200	219
5.85%, 08/16/16 (e)	600	677
7.13%, 07/15/32	100	120
Deutsche Bank AG London
4.88%, 05/20/13	450	467
3.45%, 03/30/15 (e)	500	519
6.00%, 09/01/17	500	568
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	259
Discover Bank, 7.00%, 04/15/20	300	344
Duke Realty LP, 7.38%, 02/15/15	150	168
ERP Operating LP
5.25%, 09/15/14	250	271
5.75%, 06/15/17 (e)	150	171
European Bank for Reconstruction & Development
2.75%, 04/20/15 (e)	500	526
2.50%, 03/15/16 (e)	200	209
European Investment Bank
1.88%, 06/17/13	1,000	1,015
1.25%, 09/17/13 (e)	500	504
1.25%, 02/14/14 (e)	500	506
3.00%, 04/08/14 (e)	500	523
1.50%, 05/15/14 (e)	500	508
4.63%, 05/15/14 (e)	850	918
3.13%, 06/04/14	500	525
1.13%, 08/15/14	500	506
2.75%, 03/23/15	700	737
1.63%, 09/01/15 (e)	600	612
4.88%, 02/16/16 (e)	250	283
2.50%, 05/16/16	500	523
2.13%, 07/15/16	1,000	1,031
1.75%, 03/15/17	500	505
5.13%, 05/30/17	500	586
4.00%, 02/16/21 (e)	500	550
Export-Import Bank of Korea
8.13%, 01/21/14	500	552
5.13%, 03/16/15	200	214
5.00%, 04/11/22	600	633
Fidelity National Financial Inc., 6.60%, 05/15/17	400	423
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	316
Franklin Resources Inc., 3.13%, 05/20/15	300	316
General Electric Capital Corp.
1.88%, 09/16/13	500	508
2.15%, 01/09/15 (e)	700	715
3.50%, 06/29/15 (e)	500	532

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
5.00%, 01/08/16	300	333
2.95%, 05/09/16 (e)	400	417
5.63%, 09/15/17	1,100	1,281
5.50%, 01/08/20	700	794
4.38%, 09/16/20	550	579
4.63%, 01/07/21	400	427
6.75%, 03/15/32 (e)	850	1,016
5.88%, 01/14/38	900	989
Genworth Financial Inc., 7.70%, 06/15/20 (e)	350	366
Goldman Sachs Group Inc.
5.25%, 04/01/13 (e)	600	622
4.75%, 07/15/13	275	285
6.00%, 05/01/14	500	536
5.13%, 01/15/15	700	745
3.63%, 02/07/16	600	600
5.75%, 10/01/16	250	271
6.25%, 09/01/17	200	219
5.95%, 01/18/18	300	323
6.15%, 04/01/18	300	324
7.50%, 02/15/19	600	686
5.38%, 03/15/20	400	407
5.25%, 07/27/21	500	495
5.75%, 01/24/22	500	514
5.95%, 01/15/27	250	250
6.13%, 02/15/33	850	843
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	532
6.10%, 10/01/41	75	73
HCP Inc.
2.70%, 02/01/14 (e)	700	710
6.00%, 01/30/17	150	167
5.38%, 02/01/21	300	323
Health Care REIT Inc., 6.13%, 04/15/20	400	441
Hospitality Properties Trust, 5.63%, 03/15/17	500	533
HSBC Bank USA
4.88%, 08/24/20 (e)	300	307
7.00%, 01/15/39	340	397
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	235
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	622
HSBC Holdings Plc
5.10%, 04/05/21	500	541
7.63%, 05/17/32	150	167
6.10%, 01/14/42	600	698
HSBC USA Inc., 2.38%, 02/13/15 (e)	500	503
Inter-American Development Bank
3.50%, 07/08/13	500	518
4.50%, 09/15/14 (e)	500	547
5.13%, 09/13/16 (e)	250	293
1.13%, 03/15/17	500	499
3.88%, 02/14/20 (e)	700	805
International Bank for Reconstruction & Development
1.75%, 07/15/13	750	762
0.65%, 11/29/13	400	401
1.13%, 08/25/14	1,000	1,016
2.38%, 05/26/15	200	211
2.13%, 03/15/16	500	524
1.00%, 09/15/16 (e)	1,000	1,005
7.63%, 01/19/23	300	430
International Finance Corp.
2.75%, 04/20/15	200	213
2.13%, 11/17/17	500	519
International Lease Finance Corp., 3.00%, 04/22/14	500	526
Jefferies Group Inc.
5.13%, 04/13/18	500	485
6.45%, 06/08/27	100	98
6.25%, 01/15/36	500	451
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	417
John Deere Capital Corp.
1.88%, 06/17/13	200	203
2.25%, 06/07/16	400	415
3.90%, 07/12/21	500	540
JPMorgan Chase & Co.
5.38%, 01/15/14 (e)	500	537
2.05%, 01/24/14	300	305
4.75%, 03/01/15	250	272
1.88%, 03/20/15	500	501
5.15%, 10/01/15	250	272
3.45%, 03/01/16	800	834
6.40%, 10/02/17	500	582
6.00%, 01/15/18	1,000	1,157
6.30%, 04/23/19	500	578
4.40%, 07/22/20	600	622
4.50%, 01/24/22	600	624
5.60%, 07/15/41	500	546
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	572
JPMorgan Chase Capital XXV, 6.80%, 10/01/37	600	603
KeyBank NA, 5.80%, 07/01/14	100	108
KeyCorp
3.75%, 08/13/15 (e)	500	528
5.10%, 03/24/21	500	551
KFW, 3.50%, 03/10/14	1,000	1,056
Korea Development Bank, 3.25%, 03/09/16	300	304
Kreditanstalt fuer Wiederaufbau
3.50%, 05/16/13	1,000	1,034
1.38%, 07/15/13 (e)	500	506
1.38%, 01/13/14	500	507
4.13%, 10/15/14	650	706
2.63%, 03/03/15 (e)	500	526
2.63%, 02/16/16 (e)	1,000	1,058
4.88%, 01/17/17	500	580
1.25%, 02/15/17	1,000	996
4.38%, 03/15/18 (e)	500	573
4.88%, 06/17/19 (e)	500	591
4.00%, 01/27/20	300	336
2.75%, 09/08/20	500	511
0.00%, 06/29/37 (j)	500	194
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	320
2.50%, 02/15/16 (e)	1,000	1,047
5.13%, 02/01/17 (e)	500	583
Lincoln National Corp., 8.75%, 07/01/19	500	633
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	537
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15 (e)	550	574
6.05%, 05/16/16	250	263
5.70%, 05/02/17	500	513
6.88%, 04/25/18	800	889
7.75%, 05/14/38	400	437
MetLife Inc.
5.00%, 11/24/13	100	106
6.75%, 06/01/16 (e)	500	594
7.72%, 02/15/19 (e)	500	631
5.70%, 06/15/35 (e)	100	116
6.40%, 12/15/36 (i)	100	98
Morgan Stanley
4.75%, 04/01/14 (e)	450	457

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.00%, 05/13/14	500	523
4.20%, 11/20/14 (e)	500	504
5.38%, 10/15/15	500	516
5.45%, 01/09/17	850	868
4.75%, 03/22/17	500	500
6.63%, 04/01/18	500	526
7.30%, 05/13/19	300	323
5.50%, 01/26/20 (e)	500	488
5.50%, 07/24/20	500	488
5.75%, 01/25/21	400	393
7.25%, 04/01/32	387	420
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	750	791
National City Bank, 4.63%, 05/01/13	100	104
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	290
8.00%, 03/01/32 (e)	450	623
Nomura Holdings Inc, 6.70%, 03/04/20 (e)	400	433
Nordic Invest Bank, 3.63%, 06/17/13 (e)	600	623
Northern Trust Corp., 3.45%, 11/04/20	300	307
PNC Funding Corp.
5.25%, 11/15/15	250	278
5.63%, 02/01/17	600	670
6.70%, 06/10/19	500	608
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	160
ProLogis Inc.
6.25%, 03/15/17	400	441
7.38%, 10/30/19 (e)	400	467
ProLogis LP, 7.63%, 08/15/14 (e)	300	334
Prudential Financial Inc.
4.75%, 09/17/15	500	543
5.38%, 06/21/20 (e)	200	224
5.75%, 07/15/33	400	411
5.70%, 12/14/36	250	266
6.63%, 06/21/40	200	234
5.80%, 11/16/41 (e)	300	325
Rabobank Nederland NV
2.13%, 10/13/15 (e)	500	503
3.88%, 02/08/22	500	484
Realty Income Corp.
6.75%, 08/15/19	150	173
5.88%, 03/15/35	300	305
Royal Bank of Canada
2.10%, 07/29/13 (e)	200	204
2.88%, 04/19/16 (e)	500	523
Royal Bank of Scotland Plc
3.25%, 01/11/14	300	304
4.88%, 03/16/15	300	312
3.95%, 09/21/15	500	506
6.40%, 10/21/19	200	210
6.13%, 01/11/21 (e)	300	321
Simon Property Group LP
5.75%, 12/01/15	400	451
5.25%, 12/01/16	250	283
2.80%, 01/30/17	600	614
3.38%, 03/15/22	400	386
6.75%, 02/01/40	100	123
SLM Corp.
5.00%, 10/01/13	520	532
5.05%, 11/14/14	250	256
8.00%, 03/25/20	100	108
SunTrust Banks Inc., 3.60%, 04/15/16	500	517
Teco Finance Inc., 5.15%, 03/15/20	200	221
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	509
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	531
4.25%, 01/11/21 (e)	400	435
Transatlantic Holdings Inc., 5.75%, 12/14/15 (e)	200	216
Travelers Cos. Inc., 6.25%, 06/15/37	150	184
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	495
UBS AG
3.88%, 01/15/15	500	520
5.88%, 07/15/16	250	263
5.88%, 12/20/17	250	277
4.88%, 08/04/20	500	520
Union Bank NA, 5.95%, 05/11/16	500	546
US Bancorp
1.38%, 09/13/13	580	585
4.20%, 05/15/14	400	428
2.45%, 07/27/15	400	413
4.13%, 05/24/21	400	430
Validus Holding Ltd., 8.88%, 01/26/40	500	553
Ventas Realty LP, 4.25%, 03/01/22	500	486
Wachovia Bank NA
6.00%, 11/15/17	250	287
5.85%, 02/01/37	250	274
6.60%, 01/15/38	300	358
Wachovia Corp.
5.50%, 05/01/13 (e)	500	525
5.25%, 08/01/14	250	269
5.63%, 10/15/16	500	557
Wells Fargo & Co.
4.95%, 10/16/13	700	738
5.00%, 11/15/14 (e)	200	215
3.68%, 06/15/16 (k)	600	641
4.60%, 04/01/21	500	536
Wells Fargo Bank NA, 4.75%, 02/09/15	250	268
Westpac Banking Corp., 4.20%, 02/27/15 (e)	500	537
		152,074
HEALTH CARE - 1.7%
Abbott Laboratories
5.88%, 05/15/16	650	765
6.00%, 04/01/39	550	687
Aetna Inc.
4.13%, 06/01/21	500	536
6.63%, 06/15/36	150	187
Amgen Inc.
1.88%, 11/15/14 (e)	400	409
2.50%, 11/15/16	400	411
5.85%, 06/01/17	600	706
4.10%, 06/15/21	600	628
6.38%, 06/01/37	400	459
5.15%, 11/15/41	400	402
AstraZeneca Plc
5.90%, 09/15/17	250	300
6.45%, 09/15/37 (e)	550	717
Baxter International Inc.
4.00%, 03/01/14	300	319
4.63%, 03/15/15	75	83
4.25%, 03/15/20 (e)	200	220
Becton Dickinson and Co., 3.25%, 11/12/20 (e)	300	311
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	331
7.38%, 01/15/40	300	380
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	180
5.88%, 11/15/36 (e)	67	83

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Celgene Corp., 3.95%, 10/15/20	300	305
Covidien International Finance SA, 6.00%, 10/15/17	300	360
Eli Lilly & Co.
5.20%, 03/15/17	900	1,055
5.55%, 03/15/37	100	119
Express Scripts Inc.
6.25%, 06/15/14	300	330
3.13%, 05/15/16	300	312
7.25%, 06/15/19	500	618
Genentech Inc.
4.75%, 07/15/15	550	614
5.25%, 07/15/35	250	279
Gilead Sciences Inc., 4.40%, 12/01/21	500	525
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	500	525
4.38%, 04/15/14	150	161
5.65%, 05/15/18	500	604
5.38%, 04/15/34	150	169
Hospira Inc., 6.05%, 03/30/17	200	223
Humana Inc., 7.20%, 06/15/18 (l)	500	599
Johnson & Johnson
3.80%, 05/15/13 (e)	500	519
3.55%, 05/15/21	350	381
5.95%, 08/15/37	500	651
4.85%, 05/15/41	350	399
McKesson Corp., 5.70%, 03/01/17	100	116
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	599
Medtronic Inc.
3.00%, 03/15/15 (e)	600	636
4.45%, 03/15/20	400	450
Merck & Co. Inc.
4.75%, 03/01/15	250	278
6.00%, 09/15/17	250	308
6.50%, 12/01/33 (l)	350	471
6.55%, 09/15/37	300	410
Novartis AG, 5.13%, 02/10/19	500	586
Novartis Capital Corp., 4.13%, 02/10/14	300	320
Pfizer Inc.
5.35%, 03/15/15	700	791
6.20%, 03/15/19	500	626
Pharmacia Corp., 6.60%, 12/01/28	50	64
Quest Diagnostic Inc., 4.70%, 04/01/21	500	541
Sanofi-Aventis SA, 2.63%, 03/29/16	500	524
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	180
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	400	410
5.00%, 06/01/15	200	222
3.20%, 03/01/16	300	320
UnitedHealth Group Inc.
5.38%, 03/15/16	250	286
6.00%, 02/15/18	150	181
4.70%, 02/15/21 (e)	400	449
5.80%, 03/15/36	150	173
5.95%, 02/15/41	450	545
WellPoint Inc.
5.25%, 01/15/16	300	336
4.35%, 08/15/20	200	216
5.85%, 01/15/36	100	116
5.80%, 08/15/40	200	237
Wyeth
5.50%, 02/15/16 (e)	500	577
5.95%, 04/01/37	250	317
		28,147
INDUSTRIALS - 1.1%
3M Co., 5.70%, 03/15/37	150	192
Boeing Co., 4.88%, 02/15/20	500	590
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	336
6.15%, 05/01/37	100	120
5.75%, 05/01/40 (e)	400	457
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	320
Canadian National Railway Co.
1.45%, 12/15/16 (e)	400	398
5.55%, 03/01/19	400	479
Caterpillar Inc., 7.90%, 12/15/18	500	675
CSX Corp.
7.38%, 02/01/19	300	377
6.00%, 10/01/36	200	232
6.22%, 04/30/40	500	594
Dover Corp., 5.38%, 03/01/41	500	584
Emerson Electric Co.
4.50%, 05/01/13	414	431
5.00%, 12/15/14	100	111
General Dynamics Corp., 4.25%, 05/15/13	250	260
Honeywell International Inc.
5.00%, 02/15/19	500	586
5.38%, 03/01/41 (e)	300	355
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	244
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	409
L-3 Communications Corp., 4.95%, 02/15/21	500	523
Lockheed Martin Corp.
3.35%, 09/15/21	600	601
6.15%, 09/01/36	675	809
5.72%, 06/01/40	200	233
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	359
3.25%, 12/01/21	400	403
7.25%, 02/15/31	62	83
4.84%, 10/01/41 (e) (r)	624	643
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
PACCAR Inc., 6.88%, 02/15/14	200	222
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	527
Raytheon Co., 3.13%, 10/15/20	500	509
Republic Services Inc.
5.00%, 03/01/20 (e)	300	336
6.20%, 03/01/40	430	513
Ryder System Inc., 3.15%, 03/02/15	500	518
Tyco International Finance SA, 4.63%, 01/15/23 (e)	200	213
Tyco International Group SA, 6.00%, 11/15/13	500	539
Union Pacific Corp.
4.16%, 07/15/22	655	708
6.63%, 02/01/29	25	31
5.78%, 07/15/40	300	354
United Parcel Service Inc.
3.13%, 01/15/21	500	524
6.20%, 01/15/38	350	455
United Technologies Corp.
4.88%, 05/01/15	300	335
6.13%, 02/01/19	250	307
6.70%, 08/01/28	50	65
5.70%, 04/15/40	500	602
Waste Management Inc., 6.10%, 03/15/18	200	237
		18,633

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.9%
Adobe Systems Inc., 4.75%, 02/01/20	300	326
Agilent Technologies Inc., 5.00%, 07/15/20	200	222
Amphenol Corp., 4.75%, 11/15/14	350	380
Cisco Systems Inc.
1.63%, 03/14/14	500	510
5.50%, 02/22/16	250	290
4.45%, 01/15/20	650	738
5.90%, 02/15/39	250	304
Corning Inc., 4.75%, 03/15/42	400	387
Dell Inc.
4.70%, 04/15/13	200	208
5.40%, 09/10/40 (e)	200	208
EnCana Corp., 6.50%, 02/01/38	300	321
Google Inc.
1.25%, 05/19/14	500	508
2.13%, 05/19/16 (e)	500	520
Harris Corp., 4.40%, 12/15/20	500	519
Hewlett-Packard Co.
6.13%, 03/01/14	400	435
2.13%, 09/13/15 (e)	300	302
3.30%, 12/09/16	500	520
4.30%, 06/01/21	600	612
Intel Corp., 1.95%, 10/01/16	500	515
International Business Machines Corp.
1.00%, 08/05/13 (e)	500	503
0.88%, 10/31/14	500	502
5.70%, 09/14/17	600	723
6.50%, 01/15/28	200	261
5.60%, 11/30/39	330	404
Juniper Networks Inc., 3.10%, 03/15/16	500	517
Microsoft Corp.
1.63%, 09/25/15	200	206
3.00%, 10/01/20	300	317
5.30%, 02/08/41	550	664
Oracle Corp.
5.75%, 04/15/18	350	426
3.88%, 07/15/20 (e)	300	330
6.13%, 07/08/39	300	372
5.38%, 07/15/40 (e)	500	578
Western Union Co., 5.25%, 04/01/20	500	558
Xerox Corp.
6.35%, 05/15/18	500	580
4.50%, 05/15/21 (e)	400	412
		15,178
MATERIALS - 1.3%
Agrium Inc., 7.13%, 05/23/36	300	375
Air Products & Chemicals Inc., 4.38%, 08/21/19 (e)	400	447
Airgas Inc., 2.95%, 06/15/16	500	517
Alcoa Inc.
5.55%, 02/01/17 (e)	200	220
6.75%, 07/15/18 (e)	300	342
5.40%, 04/15/21 (e)	400	413
ArcelorMittal
5.38%, 06/01/13	400	415
9.85%, 06/01/19 (e)	500	602
7.00%, 10/15/39 (l)	200	191
Barrick Gold Corp.
2.90%, 05/30/16 (e)	600	626
6.95%, 04/01/19	350	427
5.95%, 10/15/39	300	331
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	400	417
5.50%, 04/01/14	500	547
5.25%, 12/15/15	90	103
1.63%, 02/24/17	500	498
5.40%, 03/29/17	200	234
4.13%, 02/24/42	500	470
CRH America Inc., 6.00%, 09/30/16	250	272
Dow Chemical Co.
7.60%, 05/15/14 (l)	250	283
2.50%, 02/15/16 (e)	500	513
8.55%, 05/15/19 (l)	197	258
4.13%, 11/15/21	400	411
7.38%, 11/01/29	200	258
5.25%, 11/15/41	400	413
E.I. du Pont de Nemours & Co.
1.75%, 03/25/14 (e)	300	307
2.75%, 04/01/16 (e)	300	317
4.25%, 04/01/21 (e)	300	338
4.90%, 01/15/41	300	326
Eastman Chemical Co., 3.00%, 12/15/15	500	519
Ecolab Inc., 5.50%, 12/08/41	500	542
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	500	480
Georgia-Pacific LLC, 8.00%, 01/15/24 (e)	500	636
International Paper Co.
7.95%, 06/15/18	150	188
8.70%, 06/15/38	300	407
Newmont Mining Corp.
3.50%, 03/15/22	500	482
5.88%, 04/01/35	50	54
6.25%, 10/01/39	400	445
Nucor Corp., 5.00%, 06/01/13	500	523
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	404
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	545
PPG Industries Inc., 3.60%, 11/15/20	400	416
Praxair Inc.
3.95%, 06/01/13	100	104
5.38%, 11/01/16	500	583
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	537
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	255
3.50%, 11/02/20 (e)	400	408
3.75%, 09/20/21	600	619
Rio Tinto Finance USA Plc, 4.75%, 03/22/42	400	399
RPM International Inc., 6.13%, 10/15/19	200	219
Southern Copper Corp., 7.50%, 07/27/35	150	176
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	395
10.75%, 05/15/19	100	124
5.20%, 03/01/42 (e)	400	379
Vale Overseas Ltd.
6.25%, 01/11/16	100	113
6.25%, 01/23/17	150	173
4.63%, 09/15/20 (e)	500	526
8.25%, 01/17/34	200	262
6.88%, 11/21/36	200	232
		22,016
TELECOMMUNICATION SERVICES - 1.3%
America Movil SAB de CV
3.63%, 03/30/15 (e)	200	211
5.00%, 03/30/20	200	222
6.38%, 03/01/35	200	236
6.13%, 03/30/40	300	348
AT&T Corp., 8.00%, 11/15/31 (l)	17	24

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
AT&T Inc.
2.50%, 08/15/15	800	833
2.40%, 08/15/16 (e)	600	620
1.60%, 02/15/17 (e)	500	497
5.80%, 02/15/19	500	593
4.45%, 05/15/21 (e)	500	552
6.15%, 09/15/34	350	404
6.50%, 09/01/37	500	600
6.30%, 01/15/38	300	353
6.55%, 02/15/39	250	304
BellSouth Capital Funding Corp., 7.88%, 02/15/30 (e)	100	128
BellSouth Corp., 5.20%, 09/15/14	300	330
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	809
CenturyLink Inc.
6.00%, 04/01/17 (e)	250	266
5.80%, 03/15/22	500	488
Deutsche Telekom International Finance BV
5.25%, 07/22/13 (e)	200	210
5.75%, 03/23/16	250	282
8.75%, 06/15/30 (l)	300	412
Embarq Corp.
7.08%, 06/01/16	300	338
8.00%, 06/01/36	500	505
France Telecom SA
4.38%, 07/08/14	400	427
8.50%, 03/01/31 (l)	250	355
GTE Corp.
6.84%, 04/15/18	250	305
6.94%, 04/15/28	50	61
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	646
Qwest Communications International Inc., 8.00%, 10/01/15 (e)	300	320
Qwest Corp.
8.38%, 05/01/16	200	239
7.25%, 09/15/25	110	118
Rogers Communications Inc., 6.80%, 08/15/18	500	622
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	117
Telecom Italia Capital SA
5.25%, 11/15/13	500	514
6.18%, 06/18/14	300	316
4.95%, 09/30/14	100	103
5.25%, 10/01/15	200	207
6.38%, 11/15/33	50	45
6.00%, 09/30/34	100	88
Telefonica Emisiones SAU
3.73%, 04/27/15	100	100
3.99%, 02/16/16 (e)	400	398
5.13%, 04/27/20	700	669
Telefonica Europe BV, 8.25%, 09/15/30	200	218
Verizon Communications Inc.
5.25%, 04/15/13	200	210
5.55%, 02/15/16	200	230
8.75%, 11/01/18	350	475
6.35%, 04/01/19	500	609
6.90%, 04/15/38	300	383
8.95%, 03/01/39	500	773
6.00%, 04/01/41	600	711
Verizon Florida LLC, 6.86%, 02/01/28	200	221
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	827
8.50%, 11/15/18	150	206
Vodafone Group Plc
5.00%, 12/16/13	150	160
5.38%, 01/30/15	500	558
5.63%, 02/27/17	200	234
7.88%, 02/15/30	200	276
6.15%, 02/27/37	300	363
		21,669
UTILITIES - 1.7%
Alabama Power Co., 6.00%, 03/01/39	250	313
Appalachian Power Co., 6.70%, 08/15/37	500	622
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	392
Cleveland Electric Illuminating Co., 5.95%, 12/15/36 (e)	500	538
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	282
5.85%, 03/15/36	300	364
5.70%, 06/15/40	100	122
Constellation Energy Group Inc., 7.60%, 04/01/32	150	195
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18	250	298
Dominion Resources Inc.
1.80%, 03/15/14	400	409
8.88%, 01/15/19 (e)	350	470
4.45%, 03/15/21 (e)	400	441
7.00%, 06/15/38	200	271
4.90%, 08/01/41	500	525
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	229
7.00%, 11/15/18	100	128
5.30%, 02/15/40	300	349
Duke Energy Corp., 6.30%, 02/01/14	200	219
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	570
Edison International, 3.75%, 09/15/17	300	315
Enersis SA, 7.40%, 12/01/16	150	177
Entergy Arkansas Inc., 3.75%, 02/15/21 (e)	400	410
Entergy Corp.
3.63%, 09/15/15 (l)	300	305
5.13%, 09/15/20 (l)	500	504
Exelon Corp., 4.90%, 06/15/15	200	218
Exelon Generation Co. LLC
5.35%, 01/15/14	150	161
6.20%, 10/01/17	200	235
5.20%, 10/01/19 (e)	200	222
6.25%, 10/01/39	300	351
First Energy Solutions Corp., 6.80%, 08/15/39 (e)	200	223
Florida Power & Light Co.
5.63%, 04/01/34	100	119
4.95%, 06/01/35	300	331
5.13%, 06/01/41	400	459
Florida Power Corp.
5.65%, 06/15/18	350	418
4.55%, 04/01/20 (e)	300	335
6.40%, 06/15/38	300	390
FPL Group Capital Inc., 6.00%, 03/01/19	100	115
Georgia Power Co.
1.30%, 09/15/13	500	505
3.00%, 04/15/16	500	529
4.25%, 12/01/19 (e)	300	328
Great Plains Energy Inc., 4.85%, 06/01/21	250	265
Iberdrola USA Inc, 6.75%, 07/15/36	150	164
Kentucky Utilities Co., 5.13%, 11/01/40	300	341
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	299
MidAmerican Energy Co.
6.75%, 12/30/31	50	64

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.13%, 04/01/36	350	416
National Grid Plc, 6.30%, 08/01/16	150	173
Nevada Power Co., 7.13%, 03/15/19	250	314
NiSource Finance Corp.
5.40%, 07/15/14	75	81
6.80%, 01/15/19 (e)	300	355
4.45%, 12/01/21 (e)	400	417
5.95%, 06/15/41 (e)	250	274
Northern States Power Co., 5.25%, 03/01/18	350	410
Ohio Power Co., 6.00%, 06/01/16	500	571
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	170
7.00%, 09/01/22	150	182
5.25%, 09/30/40	200	202
Oneok Inc., 5.20%, 06/15/15	500	545
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	269
6.05%, 03/01/34	500	608
PacifiCorp
5.75%, 04/01/37	150	178
6.25%, 10/15/37	500	637
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17 (e)	500	570
PPL Corp., 5.70%, 10/15/15	440	481
Progress Energy Inc., 7.75%, 03/01/31 (e)	150	204
PSEG Power LLC
2.50%, 04/15/13	300	306
2.75%, 09/15/16	500	505
8.63%, 04/15/31	75	106
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	241
Puget Sound Energy Inc.
5.76%, 10/01/39	200	238
4.43%, 11/15/41	500	499
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	238
Scottish Power Ltd., 5.38%, 03/15/15	50	54
Sempra Energy
2.00%, 03/15/14 (e)	500	510
9.80%, 02/15/19 (e)	300	408
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	487
Southern California Edison Co.
6.00%, 01/15/34	75	94
5.95%, 02/01/38	400	504
Southwestern Electric Power Co.
6.45%, 01/15/19	300	355
6.20%, 03/15/40	200	237
Toledo Edison Co., 7.25%, 05/01/20	300	371
TransAlta Corp., 6.50%, 03/15/40	300	312
Union Electric Co., 6.40%, 06/15/17	100	120
Veolia Environnement, 6.00%, 06/01/18 (e)	200	223
Virginia Electric & Power Co., 5.95%, 09/15/17	250	304
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	525
		28,243
Total Corporate Bonds and Notes (cost $357,476)		377,996

GOVERNMENT AND AGENCY OBLIGATIONS - 73.4%
GOVERNMENT SECURITIES - 40.7%
Federal Farm Credit Bank - 0.1% (v)
Federal Farm Credit Bank
3.88%, 10/07/13	500	526
3.00%, 06/13/18	300	301
		827
Federal Home Loan Bank - 0.6% (v)
Federal Home Loan Bank
3.88%, 06/14/13	1,025	1,069
1.88%, 06/21/13	1,000	1,020
4.50%, 09/16/13	965	1,023
3.63%, 10/18/13	1,000	1,050
0.88%, 12/27/13 (e)	1,000	1,011
5.25%, 06/18/14	1,075	1,189
5.00%, 12/21/15	500	579
5.38%, 05/18/16	500	591
4.75%, 12/16/16	300	350
4.88%, 05/17/17	900	1,067
5.65%, 04/20/22	125	125
5.50%, 07/15/36	400	502
		9,576
Federal Home Loan Mortgage Corp. - 1.5% (v)
Federal Home Loan Mortgage Corp.
1.00%, 03/27/13 - 08/27/14	3,000	3,028
1.63%, 04/15/13	500	507
3.50%, 05/29/13	960	996
3.75%, 06/28/13 - 03/27/19	1,880	2,039
4.50%, 07/15/13 - 04/02/14	2,052	2,188
4.13%, 09/27/13	1,149	1,214
4.88%, 11/15/13	500	537
1.38%, 02/25/14	1,385	1,414
2.50%, 04/23/14	1,000	1,043
3.00%, 07/28/14	900	956
1.27%, 01/26/15	750	752
5.05%, 01/26/15	100	112
2.88%, 02/09/15	1,000	1,065
2.75%, 03/13/15	950	1,008
4.38%, 07/17/15	300	336
1.75%, 09/10/15	1,000	1,033
4.75%, 01/19/16 (e)	1,206	1,379
5.25%, 04/18/16	1,000	1,170
1.50%, 09/21/16	750	752
5.13%, 10/18/16	620	727
5.50%, 08/23/17	900	1,095
4.88%, 06/13/18 (e)	1,000	1,193
6.75%, 09/15/29 - 03/15/31	180	258
6.25%, 07/15/32	600	831
6.00%, 04/16/37	100	100
		25,733
Federal National Mortgage Association - 1.4% (v)
Federal National Mortgage Association
1.75%, 05/07/13	754	766
1.50%, 06/26/13 - 09/08/14	1,025	1,043
1.25%, 08/20/13	689	698
1.00%, 09/20/13 - 06/27/14	2,650	2,665
4.63%, 10/15/13 - 10/15/14	1,050	1,140
0.75%, 12/18/13	1,093	1,101
2.75%, 02/05/14 - 03/13/14 (e)	2,176	2,277
2.50%, 05/15/14	675	705
1.13%, 06/27/14	1,000	1,017
2.63%, 11/20/14 (e)	1,000	1,055
5.00%, 04/15/15 - 09/01/35	3,375	3,901
4.38%, 10/15/15	390	439
1.63%, 10/26/15	1,383	1,425
4.88%, 12/15/16	500	587
3.47%, 06/01/17	1,085	998
5.38%, 04/11/22	50	50
5.78%, 06/07/22	250	252
6.25%, 05/15/29	471	639
7.13%, 01/15/30	495	731
7.25%, 05/15/30	540	810

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.63%, 11/15/30	631	895
6.00%, 04/18/36	300	348
Federal National Mortgage Association Principal Only, 0.00%, 10/09/19 (j)	680	526
		24,068
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	514
Bay Area Toll Authority, 6.26%, 04/01/49	200	262
Chicago Transit Authority, 6.90%, 12/01/40	500	598
City of New York
5.97%, 03/01/36	430	529
5.52%, 10/01/37	100	116
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	341
Cook County, Illinois, 6.23%, 11/15/34	500	578
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	448
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	231
Dallas County Hospital District, 5.62%, 08/15/44	300	365
Dallas Independent School District, 6.45%, 02/15/35	300	363
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	509
4.70%, 05/01/16	500	517
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	366
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	290
6.57%, 07/01/45	400	535
Los Angeles Unified School District, 5.75%, 07/01/34	300	348
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	231
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	241
6.65%, 11/15/39	300	373
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	418
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	251
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	684
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	75	79
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	335	432
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	587
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	236
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	252
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	450
Oregon State Department of Transportation, 5.83%, 11/15/34	300	372
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	439
State of California
5.75%, 03/01/17	500	574
7.63%, 03/01/40	300	391
7.60%, 11/01/40	800	1,048
State of California Various Purpose Bond, 7.50%, 04/01/34	500	635
State of Connecticut, 5.09%, 10/01/30	250	275
State of Connecticut, Ad Valorem Property Tax, GO, 5.85%, 03/15/32	200	241
State of Georgia, GO, 4.50%, 11/01/25	300	348
State of Illinois
4.07%, 01/01/14	600	622
4.96%, 03/01/16	500	533
5.10%, 06/01/33	700	660
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	468
State of Texas
5.52%, 04/01/39	465	577
4.68%, 04/01/40	400	440
University of California, 6.55%, 05/15/48	300	376
		19,148
Sovereign - 1.7%
Brazilian Government International Bond
7.88%, 03/07/15	565	674
6.00%, 01/17/17	500	593
5.88%, 01/15/19	700	837
10.13%, 05/15/27	235	392
7.13%, 01/20/37	455	625
11.00%, 08/17/40	300	396
Canadian Government Bond, 2.38%, 09/10/14	500	523
Colombia Government International Bond, 8.13%, 05/21/24 (e)	400	567
Export Development Canada
1.50%, 05/15/14 (e)	400	409
2.25%, 05/28/15 (e)	200	210
Federal Republic of Brazil, 12.25%, 03/06/30	220	421
Hydro Quebec
7.50%, 04/01/16	100	122
9.40%, 02/01/21	250	366
Israel Government Aid Bond, 5.50%, 04/26/24	142	177
Israel Government International Bond
4.63%, 06/15/13	75	78
4.00%, 06/30/22	500	494
7.25%, 12/15/28	200	244
Italy Government International Bond
4.38%, 06/15/13 (e)	500	515
4.50%, 01/21/15 (e)	1,000	1,029
6.88%, 09/27/23 (e)	450	473
5.38%, 06/15/33	500	472
Japan Finance Corp.
2.88%, 02/02/15 (e)	500	527
2.50%, 05/18/16	500	519
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	554
Mexico Government International Bond
5.88%, 01/15/14	250	271
6.63%, 03/03/15 (e)	93	106
5.63%, 01/15/17	750	867
5.13%, 01/15/20	600	689
8.30%, 08/15/31	300	447
7.50%, 04/08/33 (e)	250	348
6.75%, 09/27/34	300	386
4.75%, 03/08/44	400	392

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Panama Government International Bond
5.20%, 01/30/20	200	229
6.70%, 01/26/36	400	526
Peruvian Government International Bond
7.13%, 03/30/19	200	255
7.35%, 07/21/25	500	683
Poland Government International Bond, 5.13%, 04/21/21	400	427
Poland Government Treasury International Bond, 5.00%, 10/19/15	250	271
Province of British Columbia, Canada
2.85%, 06/15/15	200	213
6.50%, 01/15/26	70	96
Province of Manitoba, Canada, 2.63%, 07/15/15	500	529
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	293
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	369
Province of Ontario, Canada
4.10%, 06/16/14	500	538
4.50%, 02/03/15	700	771
2.70%, 06/16/15	1,000	1,055
5.45%, 04/27/16	750	871
4.95%, 11/28/16	300	346
4.40%, 04/14/20	200	229
Province of Quebec, Canada
4.60%, 05/26/15 (e)	500	558
7.50%, 07/15/23	100	138
7.13%, 02/09/24	250	337
Republic of Colombia, 11.75%, 02/25/20	300	478
Republic of Korea
5.13%, 12/07/16	150	167
5.63%, 11/03/25	250	290
Republic of Peru, 6.55%, 03/14/37	250	319
Republic of South Africa Government Bond, 5.50%, 03/09/20	200	223
South Africa Government International Bond, 6.50%, 06/02/14	200	222
Svensk Exportkredit AB, 5.13%, 03/01/17 (e)	200	227
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,209
5.25%, 09/15/39	500	600
5.38%, 04/01/56	1,000	1,241
		28,433
U.S. Treasury Securities - 34.3%
U.S. Treasury Bond
11.25%, 02/15/15	667	870
10.63%, 08/15/15	370	494
9.25%, 02/15/16	367	487
7.25%, 05/15/16 - 08/15/22	3,356	4,323
7.50%, 11/15/16	1,440	1,865
8.75%, 05/15/17 (e)	825	1,141
8.88%, 08/15/17 - 02/15/19	1,760	2,585
9.13%, 05/15/18	315	460
9.00%, 11/15/18	800	1,184
8.13%, 08/15/19 - 05/15/21	1,268	1,877
8.50%, 02/15/20	926	1,388
8.75%, 05/15/20 - 08/15/20	1,810	2,773
7.88%, 02/15/21 (e)	946	1,404
8.13%, 08/15/21 (e)	700	1,066
8.00%, 11/15/21	600	911
7.13%, 02/15/23	54	79
6.25%, 08/15/23 - 05/15/30	3,010	4,210
7.50%, 11/15/24 (e)	660	1,015
7.63%, 02/15/25	1,009	1,569
6.88%, 08/15/25	410	606
6.00%, 02/15/26	1,500	2,070
6.75%, 08/15/26	330	487
6.50%, 11/15/26	660	956
6.63%, 02/15/27	545	800
6.38%, 08/15/27	1,114	1,607
6.13%, 11/15/27 - 08/15/29	3,294	4,668
5.50%, 08/15/28	727	973
5.25%, 11/15/28 - 02/15/29	2,035	2,663
5.38%, 02/15/31	1,860	2,501
4.50%, 02/15/36 - 08/15/39	5,899	7,218
4.75%, 02/15/37 - 02/15/41	3,840	4,891
5.00%, 05/15/37	1,756	2,302
4.38%, 02/15/38 - 05/15/41	12,393	14,893
3.50%, 02/15/39	2,122	2,205
4.25%, 05/15/39 - 11/15/40	6,775	7,981
4.63%, 02/15/40	3,560	4,446
3.88%, 08/15/40	3,789	4,191
3.75%, 08/15/41	3,838	4,149
3.13%, 11/15/41 - 02/15/42	3,790	3,635
U.S. Treasury Note
1.38%, 03/15/13 - 11/30/18	20,497	20,727
0.75%, 03/31/13 - 06/15/14	16,045	16,151
2.50%, 03/31/13 - 06/30/17	13,152	13,908
1.75%, 04/15/13 - 10/31/18	13,475	13,837
0.63%, 04/30/13 - 07/15/14	8,077	8,114
3.13%, 04/30/13 - 05/15/21	22,272	23,976
3.63%, 05/15/13 - 02/15/21	17,100	19,280
0.50%, 05/31/13 - 10/15/14	12,276	12,305
3.50%, 05/31/13 - 05/15/20	10,028	11,005
1.13%, 06/15/13	3,470	3,506
0.38%, 06/30/13 - 11/15/14	9,621	9,623
3.38%, 06/30/13 - 11/15/19	7,992	8,655
1.00%, 07/15/13 - 10/31/16	16,956	17,056
4.25%, 08/15/13 - 11/15/17	11,721	12,818
0.13%, 08/31/13 - 12/31/13	11,500	11,468
0.25%, 10/31/13 - 02/15/15	20,450	20,369
2.75%, 10/31/13 - 02/15/19	7,492	8,043
2.00%, 11/30/13 - 02/15/22	16,716	16,870
1.50%, 12/31/13 - 08/31/18	10,479	10,723
1.25%, 02/15/14 - 01/31/19	15,578	15,750
4.00%, 02/15/14 - 08/15/18	5,855	6,411
0.25%, 02/28/14 (e)	4,000	3,994
1.88%, 02/28/14 - 10/31/17	15,619	16,165
4.75%, 05/15/14 - 08/15/17	3,390	3,853
2.25%, 05/31/14 - 07/31/18	10,902	11,433
2.63%, 06/30/14 - 11/15/20	22,904	24,200
2.38%, 08/31/14 - 06/30/18	38,048	40,105
4.25%, 11/15/14 (e)	2,139	2,348
2.13%, 11/30/14 - 08/15/21	14,584	15,005
4.13%, 05/15/15	1,933	2,145
1.25%, 08/31/15 (e)	3,000	3,064
4.50%, 11/15/15 - 05/15/17	4,804	5,513
9.88%, 11/15/15	447	595
2.63%, 02/29/16 (e)	816	874
5.13%, 05/15/16	1,299	1,526
3.25%, 05/31/16 - 03/31/17	11,807	13,009
4.88%, 08/15/16	1,307	1,530
3.00%, 08/31/16 - 02/28/17	8,263	9,018
4.63%, 11/15/16 - 02/15/17	4,071	4,758
0.88%, 11/30/16 - 01/31/17	11,750	11,688
2.75%, 11/30/16 (e)	1,439	1,554
0.88%, 02/28/17 (e)	4,000	3,972
2.88%, 03/31/18	1,834	1,998
3.88%, 05/15/18	1,600	1,837
3.75%, 11/15/18	3,165	3,620

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
1.38%, 12/31/18 - 02/28/19 (e)	4,000	3,946
		571,288
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.7%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
0.47%, 12/19/13	1,000	998
0.75%, 12/19/14	1,000	997
		1,995
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank
0.50%, 08/28/13 - 02/24/15	2,000	1,999
0.38%, 01/29/14	1,000	1,000
0.41%, 03/12/14	1,000	1,000
1.38%, 05/28/14	1,000	1,021
0.75%, 03/26/15	1,000	1,000
1.24%, 03/14/17	1,000	996
5.00%, 11/17/17	855	1,024
		8,040
Federal Home Loan Mortgage Corp. - 9.5%
Federal Home Loan Mortgage Corp.
0.50%, 10/18/13 - 04/17/15	2,000	1,996
6.50%, 06/01/14 - 03/01/39	3,911	4,391
1.00%, 08/20/14 - 11/03/14	2,000	2,013
0.65%, 08/22/14	500	499
0.95%, 11/10/14	750	751
0.90%, 01/23/15	1,000	1,001
2.88%, 06/12/15	900	961
7.00%, 08/01/15 - 08/01/37	313	355
4.75%, 11/17/15	900	1,028
6.00%, 12/01/16 - 05/01/40	12,042	13,330
5.00%, 09/01/17 - 04/01/40	18,525	19,982
5.13%, 11/17/17 (e)	800	960
4.50%, 01/01/18 - 08/01/41	33,947	36,188
5.50%, 01/01/18 - 10/01/39	19,334	21,097
2.00%, 02/28/19	1,000	999
4.00%, 04/01/19 - 01/01/42	23,250	24,451
3.50%, 11/01/21 - 02/01/42	11,591	12,060
2.38%, 01/13/22	1,700	1,669
3.50%, 04/15/27, TBA (g)	1,000	1,046
7.50%, 11/01/31 - 04/01/32	157	188
3.00%, 02/01/32	997	1,019
5.00%, 04/01/35, TBA (g)	8,300	8,935
5.50%, 04/02/35, TBA (g)	800	869
5.83%, 01/01/37 (i)	38	42
6.09%, 01/01/37 (i)	133	144
5.64%, 02/01/37 (i)	257	278
4.00%, 04/15/41, TBA (g)	1,500	1,568
4.50%, 04/15/41, TBA (g)	600	636
2.68%, 01/01/42 (i)	500	521
		158,977
Federal National Mortgage Association - 15.4%
Federal National Mortgage Association
5.00%, 02/01/13 - 05/01/41	30,290	32,884
5.50%, 12/01/13 - 06/01/40	27,176	29,755
1.25%, 02/27/14	961	978
0.88%, 08/28/14 (e)	1,500	1,513
0.80%, 10/17/14	1,000	1,000
0.38%, 03/16/15	1,000	993
1.10%, 04/24/15	800	802
2.38%, 07/28/15	1,000	1,054
6.00%, 01/01/16 - 07/01/40	20,281	22,406
6.50%, 09/01/16 - 03/01/40	6,700	7,560
5.25%, 09/15/16	900	1,066
1.38%, 10/19/16	750	750
4.50%, 02/01/18 - 11/01/41	46,837	50,035
4.00%, 07/01/18 - 12/01/41	44,701	47,082
3.50%, 09/01/25 - 03/01/42	21,595	22,490
3.50%, 04/15/27, TBA (g)	2,000	2,097
4.00%, 04/15/27, TBA (g)	800	848
5.00%, 04/15/27 - 04/12/36, TBA (g)	5,700	6,158
7.00%, 02/01/31 - 04/01/39	900	1,041
2.41%, 05/01/35 (i)	148	157
2.78%, 05/01/35 - 02/01/37 (i)	354	379
2.52%, 10/01/35 (i)	305	325
5.50%, 04/12/36, TBA (g)	3,200	3,486
2.92%, 02/01/37 (i)	24	26
5.62%, 02/01/37 (i)	158	170
5.44%, 04/01/37 (i)	63	67
5.48%, 04/01/37 (i)	478	506
7.50%, 11/01/37	33	39
5.43%, 01/01/38 (i)	454	486
5.65%, 03/01/38 (i)	609	654
4.34%, 07/01/39 (i)	1,529	1,625
3.82%, 12/01/39 (i)	447	472
3.68%, 02/01/40 (i)	1,182	1,245
3.32%, 03/01/40 (i)	574	602
4.23%, 03/01/40 (i)	579	613
3.14%, 06/01/40 (i)	284	296
3.22%, 07/01/40 (i)	642	672
3.58%, 08/01/40 (i)	323	340
3.31%, 12/01/40 (i)	414	435
2.85%, 01/01/41 - 01/01/42 (i)	1,151	1,196
3.46%, 02/01/41 (i)	480	503
4.50%, 04/15/41, TBA (g)	9,400	9,998
3.67%, 05/01/41 (i)	400	421
2.51%, 07/01/41 (i)	724	748
		255,973
Government National Mortgage Association - 7.2%
Government National Mortgage Association
5.50%, 01/15/24 - 03/15/40	9,709	10,874
4.00%, 08/15/24 - 01/20/42	23,735	25,541
3.50%, 12/15/25 - 01/20/42	3,836	4,024
4.50%, 04/20/26 - 12/20/41	34,786	38,009
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	1,726	1,985
6.00%, 05/15/32 - 12/20/40	5,821	6,586
5.00%, 03/15/33 - 10/20/41	20,462	22,646
4.50%, 04/01/35, TBA (g)	1,200	1,306
5.00%, 04/01/35, TBA (g)	2,800	3,092
5.50%, 04/23/35, TBA (g)	600	670
7.00%, 11/15/36	79	92
3.50%, 07/20/40 - 03/20/41 (i)	779	825
2.50%, 11/20/40 - 02/20/42 (i)	1,433	1,482
3.00%, 01/20/41 - 11/20/41 (i)	2,365	2,481
6.00%, 04/15/42, TBA (g)	500	564
		120,193
Total Government and Agency Obligations (cost $1,181,378)		1,224,251

SHORT TERM INVESTMENTS - 9.3%
Investment Company - 3.5%
JNL Money Market Fund, 0.05% (a) (h)	58,224	58,224

Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	95,320	95,320

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	1,418	1,382
		96,702
Total Short Term Investments (cost $154,964)		154,927
Total Investments - 107.6% (cost $1,728,087)		1,794,179
Total Forward Sales Commitments - (0.2%) (proceeds $2,838)		(2,846)
Other Assets and Liabilities, Net - (7.4%)		(124,397)
Total Net Assets - 100.0%		$1,666,936

FORWARD SALES COMMITMENTS - 0.2%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. Government Agency Mortgage-Backed Securities - 0.2%
Federal Home Loan Mortgage Corp. - 0.1%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/20	$800	$860
6.00%, 04/03/35, TBA (g)	200	220
		1,080
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association
4.50%, 05/01/20, TBA (g)	200	214
6.00%, 04/15/34	900	992
6.50%, 04/01/36	500	560
		1,766
Total Forward Sales Commitments - 0.2% (proceeds $2,838)		$2,846

JNL/Mellon Capital Management Emerging Markets Index Fund
COMMON STOCKS - 88.3%
CONSUMER DISCRETIONARY - 7.2%
Anhanguera Educacional Participacoes SA	8	$93
ANTA Sports Products Ltd. (e)	54	56
Arcelik A/S	15	65
AviChina Industry & Technology Co. Ltd.	124	57
Bajaj Auto Ltd.	6	205
BEC World Public Co. Ltd.	48	80
Belle International Holdings Ltd.	311	560
Berjaya Sports Toto Bhd	79	113
Bosideng International Holdings Ltd.	200	63
Brilliance China Automotive Holdings Ltd. (c) (e)	148	160
Brookfield Incorporacoes SA	15	49
BYD Co. Ltd. (c) (e)	25	69
Cheng Shin Rubber Industry Co. Ltd.	104	250
China Dongxiang Group Co. (e)	77	13
China Motor Corp.	65	64
China ZhengTong Auto Services Holdings Ltd. (c) (e)	62	62
Cia Hering	8	201
Cyfrowy Polsat SA (c)	14	63
Dah Chong Hong Holdings Ltd.	44	47
Daphne International Holdings Ltd.	46	63
Dongfeng Motor Group Co. Ltd.	196	355
El Puerto de Liverpool SAB de CV	13	104
Far Eastern Department Stores Co. Ltd.	50	64
Ford Otomotiv Sanayi A/S	6	60
Formosa International Hotels Corp.	1	16
Formosa Taffeta Co. Ltd.	58	56
Foschini Ltd.	12	198
Geely Automobile Holdings Ltd. (e)	205	80
Genting Bhd	142	501
Genting Malaysia Bhd	179	229
Giant Manufacturing Co. Ltd.	16	71
Golden Eagle Retail Group Ltd. (e)	52	133
GOME Electrical Appliances Holdings Ltd. (e)	652	134
Great Wall Motor Co. Ltd. (e)	70	136
Grupo Elektra SA de CV	5	465
Guangzhou Automobile Group Co. Ltd.	164	163
Haier Electronics Group Co. Ltd. (c) (e)	57	65
Hankook Tire Co. Ltd.	5	198
Hengdeli Holdings Ltd.	152	65
Hero Honda Motors Ltd.	3	128
Hotai Motor Co. Ltd.	17	138
Hyundai Department Store Co. Ltd.	1	167
Hyundai Mobis	4	1,128
Hyundai Motor Co.	10	2,080
Hyundai Wia Corp. (c)	1	72
Imperial Holdings Ltd.	11	228
Intime Department Store Group Co. Ltd.	48	59
Jollibee Foods Corp.	27	74
Kangwon Land Inc.	7	164
Kia Motors Corp.	16	1,034
LG Display Co. Ltd. (c)	15	346
LG Electronics Inc.	7	478
Lojas Renner SA	8	287
Lotte Shopping Co. Ltd.	1	200
Mahindra & Mahindra Ltd.	20	275
Mando Corp.	1	105
Maruti Suzuki India Ltd.	4	109
MRV Engenharia e Participacoes SA	16	113
Nan Kang Rubber Tire Co. Ltd.	40	63
Naspers Ltd.	25	1,412
Parkson Holdings Bhd	31	55
Parkson Retail Group Ltd. (e)	95	109
PDG Realty SA Empreendimentos e Participacoes	73	253
Pick n Pay Stores Ltd.	11	63
Pou Chen Corp.	140	122
PT Astra International Tbk	136	1,100
Rossi Residencial SA	10	53
Ruentex Industries Ltd.	31	62
S.A.C.I. Falabella	26	252
Skyworth Digital Holdings Ltd. (e)	128	60
Steinhoff International Holdings Ltd. (c) (e)	83	298
Tata Motors Ltd.	96	520
Tatung Co. Ltd. (c)	179	52
Titan Industries Ltd.	16	70
Truworths International Ltd.	30	312
Turkiye Sise ve Cam Fabrikalari A/S	41	77
TVN SA	5	16
UMW Holdings Bhd	52	125
Urbi Desarrollos Urbanos SAB DE CV (c)	14	17
Woolworths Holdings Ltd.	54	337
Woongjin Coway Co. Ltd.	3	106
Yulon Motor Co. Ltd.	51	98
Zee Entertainment Enterprises Ltd.	29	73
Zhongsheng Group Holdings Ltd. (e)	30	59
		18,375
CONSUMER STAPLES - 7.3%
Almacenes Exito SA	16	227
Amorepacific Corp.	—	221
Anadolu Efes Biracilik Ve Malt Sanayii A/S	13	181

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Arca Continental SAB de CV (e)	17	79
Astra Agro Lestari Tbk PT	25	64
BIM Birlesik Magazalar A/S	5	191
British American Tobacco Plc	8	139
Cencosud SA	62	409
Charoen Pokphand Foods PCL	200	242
Charoen Pokphand Indonesia Tbk PT	530	160
China Agri-Industries Holdings Ltd. (e)	79	52
China Mengniu Dairy Co. Ltd.	78	229
China Resources Enterprise Ltd.	86	300
China Yurun Food Group Ltd. (e)	76	108
Cia Cervecerias Unidas SA	8	127
Cia de Bebidas das Americas	50	2,074
CJ CheilJedang Corp.	1	165
Coca-Cola Femsa SAB de CV	17	179
Coca-Cola Icecek A/S	5	58
Cosan SA Industria e Comercio	10	180
CP ALL Public Co. Ltd.	158	335
Dabur India Ltd.	30	64
E-Mart Co. Ltd. (c)	1	286
Fomento Economico Mexicano SAB de CV	131	1,079
Genting Plantations Bhd	16	50
Grupo Bimbo SAB de CV	117	273
Grupo Modelo SAB de CV	44	307
Gudang Garam Tbk PT	37	223
Hengan International Group Co. Ltd.	48	484
Hindustan Unilever Ltd.	59	474
Hypermarcas SA	17	120
Indofood Sukses Makmur Tbk	288	153
ITC Ltd.	143	638
JBS SA	54	225
Kernel Holding SA (c)	4	86
Kimberly-Clark de Mexico SAB de CV	109	244
KT&G Corp.	8	535
LG Household & Health Care Ltd.	1	340
Lotte Confectionery Co. Ltd.	—	56
Magnit OAO - GDR	18	511
Massmart Holdings Ltd.	7	148
Natura Cosmeticos SA	12	259
Orion Corp.	—	148
Perdigao SA	44	875
PPB Group Bhd	31	169
President Chain Store Corp.	39	218
Raia Drogasil SA	12	116
San Miguel Corp.	20	52
Shinsegae Co. Ltd.	—	94
Shoprite Holdings Ltd.	27	491
Souza Cruz SA	26	391
Spar Group Ltd.	13	200
Standard Foods Corp.	15	51
Sun Art Retail Group Ltd. (e) (c)	143	194
Tiger Brands Ltd.	11	397
Tingyi Cayman Islands Holding Corp.	136	393
Tsingtao Brewery Co. Ltd. (e)	20	108
Uni-President Enterprises Corp.	244	339
Unilever Indonesia Tbk PT	104	228
United Spirits Ltd.	5	56
Universal Robina Corp.	49	72
Vina Concha y Toro SA	29	66
Wal-Mart de Mexico SAB de CV	403	1,353
Want Want China Holdings Ltd.	414	463
Wumart Stores Inc. (e)	26	57
		18,806
ENERGY - 11.8%
Adaro Energy Tbk PT	1,035	219
Banpu PCL	9	172
Bharat Petroleum Corp. Ltd.	6	78
Bumi Armada Bhd (c)	66	95
Bumi Resources Tbk PT	1,088	279
China Coal Energy Co. (e)	283	317
China Oilfield Services Ltd.	118	170
China Petroleum & Chemical Corp.	1,134	1,235
China Shenhua Energy Co. Ltd.	233	983
CNOOC Ltd.	1,197	2,450
Coal India Ltd.	33	225
Ecopetrol SA	325	989
Energy Development Corp.	534	75
Gazprom OAO - ADR	361	4,420
Grupa Lotos SA (c)	4	38
GS Holdings Corp.	3	179
HRT Participacoes em Petroleo SA (c)	—	104
Indo Tambangraya Megah Tbk PT	24	114
IRPC PCL	813	123
Kunlun Energy Co. Ltd.	158	285
Lukoil OAO - ADR	35	2,146
MOL Hungarian Oil and Gas Plc (c)	3	252
NovaTek OAO - GDR	6	829
OGX Petroleo e Gas Participacoes SA (c)	83	686
Oil & Natural Gas Corp. Ltd.	49	258
PetroChina Co. Ltd.	1,422	2,002
Petroleo Brasileiro SA	200	2,656
Petronas Dagangan Bhd	16	98
Polskie Gornictwo Naftowe i Gazownictwo SA	97	126
PT Tambang Batubara Bukit Asam Tbk	48	107
PTT Exploration & Production PCL	77	435
PTT Public Company Ltd.	58	664
Reliance Industries Ltd.	89	1,308
Rosneft Oil Co. - GDR	112	798
S-Oil Corp.	3	313
Sasol Ltd.	37	1,782
SK Energy Co. Ltd.	4	586
Surgutneftegaz - ADR (e)	65	642
Tatneft - ADR	17	691
TMK OAO - GDR	4	50
Tupras Turkiye Petrol Rafine	9	227
Ultrapar Participacoes SA	21	464
Xinao Gas Holdings Ltd.	46	160
Yanzhou Coal Mining Co. Ltd.	156	339
		30,169
FINANCIALS - 20.5%
Absa Group Ltd.	20	408
African Bank Investments Ltd.	44	227
Agile Property Holdings Ltd.	92	106
Agricultural Bank of China	1,202	516
Akbank T.A.S.	74	290
Alliance Financial Group Bhd	52	66
AMMB Holdings Bhd	126	260
Asya Katilim Bankasi A/S	13	15
Attijariwafa Bank	2	70
Axis Bank Ltd.	16	359
Ayala Corp.	11	100
Ayala Land Inc.	367	178
Banco de Chile	955	151
Banco de Credito e Inversiones	2	141
Banco do Brasil SA	40	563
Banco Santander Brasil SA	48	442
Banco Santander Chile	4,117	342
BanColombia SA	15	236
Bangkok Bank PCL	32	201
Bangkok Bank PCL - NVDR	38	229

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Bank Central Asia Tbk PT	778	680
Bank Danamon Indonesia Tbk PT	216	109
Bank Handlowy w Warszawie SA	3	66
Bank Mandiri Persero Tbk PT	638	478
Bank Millennium SA	13	18
Bank Negara Indonesia Persero Tbk PT	421	184
Bank of Ayudhya PCL	103	90
Bank of Ayudhya PCL	42	37
Bank of China Ltd.	4,533	1,830
Bank of Communications Co. Ltd.	506	382
Bank of India	8	57
Bank of the Philippine Islands	50	86
Bank Pekao SA	9	443
Bank Rakyat Indonesia Persero Tbk PT	717	546
BDO Unibank Inc.	50	77
BM&F Bovespa SA	132	811
BR Malls Participacoes SA	27	346
Bradespar SA	15	293
BRE Bank SA (c)	1	77
BS Financial Group Inc. (c)	14	164
Bumiputra-Commerce Holdings Bhd	324	813
Bursa Malaysia Bhd	27	66
Canara Bank	4	39
Capital Securities Corp.	180	70
Cathay Financial Holding Co. Ltd.	450	514
CETIP SA	12	200
Chang Hwa Commercial Bank	264	151
China Citic Bank	549	330
China Construction Bank Corp.	4,045	3,122
China Development Financial Holding Corp.	529	162
China Everbright Ltd.	70	106
China Life Insurance Co. Ltd.	126	122
China Life Insurance Co. Ltd.	504	1,309
China Merchants Bank Co. Ltd.	254	519
China Minsheng Banking Corp. Ltd. (e)	244	221
China Overseas Land & Investment Ltd. (e)	276	523
China Pacific Insurance Group Co. Ltd.	119	371
China Resources Land Ltd.	132	228
China Taiping Insurance Holdings Co. Ltd. (c)	55	108
Chinatrust Financial Holding Co. Ltd.	638	403
Chongqing Rural Commercial Bank (c)	105	50
Commercial International Bank	32	134
Compartamos SAB de CV	53	60
Corp. Financiera Colombiana SA	5	85
Corpbanca	6,363	86
Country Garden Holdings Co.	273	105
Credicorp Ltd.	5	593
Cyrela Brazil Realty SA	19	165
Daewoo Securities Co. Ltd.	14	159
DGB Financial Group Inc. (c)	8	104
Discovery Holdings Ltd.	20	133
DLF Ltd.	27	106
Dongbu Insurance Co. Ltd.	3	113
Douja Promotion Groupe Addoha SA	7	65
E. Sun Financial Holding Co. Ltd.	295	163
Egyptian Financial Group-Hermes Holding	29	65
Egyptian Kuwaiti Holding Co. SAE	55	63
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	48	62
Evergrande Real Estate Group Ltd. (e)	374	200
Far East Horizon Ltd. (e) (c)	55	44
Farglory Land Development Co. Ltd.	32	65
First Financial Holding Co. Ltd.	356	215
FirstRand Ltd.	194	601
Franshion Properties China Ltd.	274	71
Fubon Financial Holding Co. Ltd.	344	388
Globe Trade Centre SA (c)	5	11
Growthpoint Properties Ltd.	116	304
Grupo de Inversiones Suramericana SA	17	292
Grupo Financiero Banorte SAB de CV	110	487
Grupo Financiero Inbursa SA	143	296
Guangdong Investment Ltd.	178	124
Guangzhou R&F Properties Co. Ltd. (e)	87	104
Haci Omer Sabanci Holding A/S	33	141
Hana Financial Group Inc.	14	517
HDFC Bank Ltd.	100	1,019
Highwealth Construction Corp.	40	70
Hong Leong Bank Bhd	31	127
Hong Leong Financial Group Bhd	11	44
Housing Development Finance Corp.	72	955
Hua Nan Financial Holdings Co. Ltd.	370	212
Hyundai Marine & Fire Insurance Co. Ltd.	4	116
Hyundai Securities Co. Ltd.	7	62
ICICI Bank Ltd.	29	510
Industrial & Commercial Bank of China	4,094	2,641
Industrial Bank of Korea	13	152
Infrastructure Development Finance Co. Ltd.	73	193
Investec Ltd.	15	95
Kasikornbank PCL	44	223
Kasikornbank PCL - NVDR	64	317
KB Financial Group Inc.	24	892
KGI Securities Co. Ltd.	170	72
Komercni Banka A/S	1	215
Korea Exchange Bank	16	121
Korea Investment Holdings Co. Ltd.	3	124
Korea Life Insurance Co. Ltd.	9	61
Kotak Mahindra Bank Ltd.	17	185
Krung Thai Bank Plc	244	139
Liberty Holdings Ltd.	8	96
LIC Housing Finances Ltd.	24	126
Longfor Properties Co. Ltd. (e)	85	119
LSR Group - GDR	15	87
Malayan Banking Bhd	224	650
Mega Financial Holdings Co. Ltd.	556	393
Metropolitan Bank & Trust Co.	33	68
Mirae Asset Securities Co. Ltd.	2	60
MMI Holdings Ltd.	70	161
Multiplan Empreendimentos Imobiliarios SA	6	126
National Societe Generale Bank SAE	3	13
Nedbank Group Ltd.	13	270
OTP Bank Rt	15	260
PICC Property & Casualty Co. Ltd.	172	205
Ping an Insurance Group Co. of China Ltd.	110	831
Poly Hong Kong Investments Ltd. (e)	130	61
Porto Seguro SA	6	62
Power Finance Corp. Ltd.	13	47
Powszechna Kasa Oszczednosci Bank Polski SA	41	447
Powszechny Zaklad Ubezpieczen SA	4	404
Public Bank Bhd	69	311
Redefine Properties Ltd.	169	175
Reliance Capital Ltd.	8	58
Remgro Ltd.	28	486
Renhe Commercial Holdings Co. Ltd. (e)	502	35
RHB Capital Bhd	31	79
RMB Holdings Ltd.	50	204
RMI Holdings	50	112
Ruentex Development Co. Ltd.	54	80
Rural Electrification Corp. Ltd.	16	66
Samsung Card Co. Ltd.	3	104
Samsung Fire & Marine Insurance Co. Ltd.	2	427
Samsung Life Insurance Co. Ltd.	4	314
Samsung Securities Co. Ltd.	4	206

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Sanlam Ltd.	119	517
Sberbank of Russia - ADR	158	2,117
Shimao Property Holdings Ltd. (e)	99	105
Shin Kong Financial Holding Co. Ltd. (c)	340	109
Shinhan Financial Group Co. Ltd.	29	1,116
Shriram Transport Finance Co. Ltd.	6	74
Shui On Land Ltd. (e)	189	76
Siam Commercial Bank Public Co. Ltd.	104	485
Sino-Ocean Land Holdings Ltd.	176	83
SinoPac Financial Holdings Co. Ltd.	376	136
SM Investments Corp.	13	204
SM Prime Holdings Inc.	369	145
Soho China Ltd. (e)	155	113
Standard Bank Group Ltd.	79	1,153
State Bank of India Ltd.	9	367
Sul America SA	7	62
Taishin Financial Holding Co. Ltd.	424	170
Taiwan Business Bank (c)	123	39
Taiwan Cooperative Financial Holding (c)	238	149
Talaat Moustafa Group (c)	87	60
Turkiye Garanti Bankasi A/S	132	525
Turkiye Halk Bankasi A/S	23	161
Turkiye Is Bankasi SA	104	256
Turkiye Vakiflar Bankasi T.A.O.	36	68
UEM Land Holdings Bhd (c)	71	52
Unitech Ltd. (c)	104	58
VTB Bank OJSC - GDR	99	447
Woori Finance Holdings Co. Ltd.	26	298
Woori Investment & Securities Co. Ltd.	10	110
Yapi ve Kredi Bankasi A/S (c)	60	122
Yuanta Financial Holding Co. Ltd. (c)	561	293
Yuexiu Property Co. Ltd.	396	79
		52,659
HEALTH CARE - 0.9%
Amil Participacoes SA	6	66
Aspen Pharmacare Holdings Ltd. (c)	20	308
Celltrion Inc.	4	124
Cipla Ltd.	18	108
Diagnosticos da America SA	13	100
Dr. Reddy’s Laboratories Ltd.	7	254
Gedeon Richter Rt	1	175
Kalbe Farma Tbk PT	294	114
Life Healthcare Group Holdings Ltd.	50	163
Lupin Ltd.	7	77
Netcare Ltd.	57	106
Odontoprev SA	7	113
Piramal Healthcare Ltd.	6	59
Ranbaxy Laboratories Ltd.	6	59
Shandong Weigao Group Medical Polymer Co. Ltd.	112	128
Shanghai Pharmaceuticals Holding Co. Ltd. (c)	28	45
Sihuan Pharmaceutical Holdings Group Ltd.	150	58
Sinopharm Group Co. Ltd.	45	126
Sun Pharmaceutical Industries Ltd.	22	246
Yuhan Corp.	—	51
		2,480
INDUSTRIALS - 6.1%
Aboitiz Equity Ventures Inc.	124	145
Adani Enterprises Ltd.	15	89
Aditya Birla Nuvo Ltd.	4	73
Air China Ltd. (e)	124	86
AirAsia Bhd	82	92
Alfa SAB de CV	22	311
All America Latina Logistica SA	29	146
Alliance Global Group Inc.	299	88
Barloworld Ltd.	12	160
Beijing Capital International Airport Co. Ltd. (e)	116	67
Beijing Enterprises Holdings Ltd.	37	223
Berjaya Corp. Bhd	189	58
Bharat Heavy Electricals Ltd.	42	214
Bidvest Group Ltd.	21	482
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	83	111
China Airlines Ltd.	138	56
China Communications Constructions Co. Ltd.	320	322
China COSCO Holdings Co. Ltd. (e)	210	133
China Merchants Holdings International Co. Ltd.	80	268
China Railway Construction Corp. Ltd.	99	61
China Railway Group Ltd.	192	62
China Rongsheng Heavy Industries Group Holdings Ltd.	161	42
China Shipping Container Lines Co. Ltd. (c) (e)	236	82
China Shipping Development Co. Ltd.	82	57
China Southern Airlines Co. Ltd. (c)	78	37
China State Construction International Holdings Ltd. (e)	74	69
Cia de Concessoes Rodoviarias	60	485
Citic Pacific Ltd. (e)	105	177
CJ Corp.	1	63
COSCO Pacific Ltd.	126	191
CSR Corp. Ltd. (e)	89	61
Daelim Industrial Co. Ltd.	2	185
Daewoo Engineering & Construction Co. Ltd. (c)	6	54
Daewoo International Corp.	2	68
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7	179
Dongfang Electric Corp. Ltd.	17	41
Dongkuk Steel Mill Co. Ltd.	3	54
Doosan Corp.	1	98
Doosan Heavy Industries and Construction Co. Ltd.	3	152
Doosan Infracore Co. Ltd. (c)	7	134
EcoRodovias Infraestrutura e Logistica SA	9	80
Empresa Brasileira de Aeronautica SA	40	316
Empresas COPEC SA	31	510
Enka Insaat ve Sanayi A/S	23	72
Eva Airways Corp.	69	42
Evergreen Marine Corp. Taiwan Ltd.	107	74
Far Eastern New Century Corp.	209	242
Fosun International Ltd.	110	65
Gamuda Berhad	100	119
GMR Infrastructure Ltd. (c)	31	19
Grupo Aeroportuario del PacifiCo SAB de CV	38	141
Grupo Carso SAB de CV	29	92
GS Engineering & Construction Corp.	2	206
Hiwin Technologies Corp.	8	90
Hyundai Development Co.	3	65
Hyundai Engineering & Construction Co. Ltd.	5	336
Hyundai Glovis Co. Ltd.	1	158
Hyundai Heavy Industries	3	810
Hyundai Merchant Marine Co. Ltd. (c)	2	64
Hyundai Mipo Dockyard Co. Ltd.	1	99
IJM Corp. Bhd	68	125
International Container Terminal Services Inc.	36	55
Jaiprakash Associates Ltd.	53	85
Jiangsu Expressway Co. Ltd.	62	60
KCC Corp.	—	98
KOC Holding A/S	51	206

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Korea Aerospace Industries Ltd. (c)	3	68
Korean Air Lines Co. Ltd. (c)	2	92
Lan Airlines SA	9	263
Larsen & Toubro Ltd.	15	381
Localiza Rent a Car SA	7	129
Lonking Holdings Ltd. (e)	143	50
LS Corp.	1	96
LS Corp.	1	58
Malaysia Airports Holdings Bhd	35	67
Malaysia Marine and Heavy Engineering Holdings Bhd	35	63
Metallurgical Corp. of China Ltd.	236	53
MISC Bhd	62	109
MMC Corp. Bhd	70	64
Mundra Port and Special Economic Zone Ltd.	20	52
Orascom Construction Industries	5	235
Reunert Ltd.	14	126
S1 Corp.	1	55
Samsung C&T Corp.	8	559
Samsung Engineering Co. Ltd.	2	434
Samsung Heavy Industries Co. Ltd.	11	377
Samsung Techwin Co. Ltd.	2	129
Sany Heavy Equipment International Holdings Co. Ltd.	72	54
Shanghai Electric Group Co. Ltd.	226	115
Shanghai Industrial Holdings Ltd.	34	105
Siemens Ltd.	4	64
Sime Darby Bhd	183	582
SK Holdings Co. Ltd.	2	237
SK Networks Co. Ltd.	6	58
STX Pan Ocean Co. Ltd.	9	64
Suzlon Energy Ltd. (c)	23	12
Taiwan Glass Industrial Corp.	55	62
TAV Havalimanlari Holding A/S (c)	13	67
Teco Electric and Machinery Co. Ltd.	96	66
Turk Hava Yollari AO (c)	39	57
U-Ming Marine Transport Corp.	36	62
United Tractors Tbk PT	119	430
Walsin Lihwa Corp.	205	65
Wan Hai Lines Ltd.	103	59
Weichai Power Co. Ltd. (e)	22	103
Yang Ming Marine Transport Corp.	75	40
Zhejiang Expressway Co. Ltd.	78	58
Zhuzhou CSR Times Electric Co. Ltd. (e)	23	59
		15,584
INFORMATION TECHNOLOGY - 12.8%
Acer Inc.	176	234
Advanced Semiconductor Engineering Inc.	331	336
Advantech Co. Ltd.	19	66
Alibaba.com Ltd. (c)	87	147
Asseco Poland SA	4	68
Asustek Computer Inc.	47	445
AU Optronics Corp.	523	241
Catcher Technology Co. Ltd.	36	255
Cheng Uei Precision Industry Co. Ltd.	26	62
Chicony Electronics Co. Ltd.	31	61
Chimei Innolux Corp. (c)	335	157
Cielo SA	17	564
Clevo Co.	35	58
Compal Electronics Inc.	296	333
Delta Electronics Inc.	115	339
E. Ink Holdings Inc.	46	60
Epistar Corp.	45	115
Everlight Electronics Co. Ltd.	29	61
Foxconn Technology Co. Ltd.	44	183
HCL Technologies Ltd.	5	48
HON HAI Precision Industry Co. Ltd.	610	2,375
HTC Corp.	48	980
Hynix Semiconductor Inc. (c)	34	877
Infosys Technologies Ltd.	29	1,624
Inotera Memories Inc. (c)	152	45
Inventec Co. Ltd.	136	60
Kinsus Interconnect Technology Corp.	19	61
Largan Precision Co. Ltd.	7	139
Lenovo Group Ltd.	434	392
LG Innotek Co. Ltd. (c)	1	62
Lite-On Technology Corp.	138	167
Macronix International Co., Ltd.	213	80
MediaTek Inc.	68	653
Motech Industries Inc.	30	50
MStar Semiconductor Inc.	27	165
Nan Ya Printed Circuit Board Corp.	5	11
NCSoft Corp.	1	276
NHN Corp. (c)	3	639
Novatek Microelectronics Corp.	41	125
Pegatron Corp.	100	157
Phison Electronics Corp.	7	60
Powertech Technology Inc.	42	82
Quanta Computer Inc.	156	410
Radiant Opto-Electronics Corp.	26	116
Realtek Semiconductor Corp.	30	55
Redecard SA	22	435
Richtek Technology Corp.	11	68
Samsung Electro-Mechanics Co. Ltd.	4	366
Samsung Electronics Co. Ltd.	7	8,314
Samsung SDI Co.	2	259
Satyam Computer Services Ltd. (c)	44	69
Semiconductor Manufacturing International Corp. (c)	1,192	59
Siliconware Precision Industries Co.	210	256
Simplo Technology Co. Ltd.	17	129
Sino-American Silicon Products Inc.	26	45
SK C&C Co. Ltd.	1	93
Synnex Technology International Corp.	86	214
Taiwan Semiconductor Manufacturing Co. Ltd.	1,646	4,732
Tata Consultancy Services Ltd.	32	733
Tencent Holdings Ltd.	68	1,895
Totvs SA	7	123
TPK Holding Co. Ltd. (c)	7	114
Transcend Information Inc.	5	14
Tripod Technology Corp.	23	78
Unimicron Technology Corp.	92	115
United Microelectronics Corp.	803	391
Wintek Corp.	82	64
Wipro Ltd.	34	298
Wistron Corp.	144	218
WPG Holdings Co. Ltd.	91	125
		32,701
MATERIALS - 11.2%
ACC Ltd.	3	75
African Rainbow Minerals Ltd.	6	143
Aluminum Corp. of China Ltd. (e)	218	104
Ambuja Cements Ltd.	37	124
Aneka Tambang Tbk PT	374	74
Angang Steel Co. Ltd. (e)	76	49
Anglo Platinum Ltd. (e)	5	327
AngloGold Ashanti Ltd.	26	960
Anhui Conch Cement Co. Ltd. (e)	90	284
ArcelorMittal South Africa Ltd.	8	57
Asia Cement Corp.	130	159

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Asian Paints Ltd.	2	128
Aveng Ltd.	26	135
BBMG Corp.	74	62
CAP SA	5	230
Cementos Argos SA	14	89
Cemex SAB de CV (e)	698	540
Cheil Industries Inc.	3	274
China Blue Chemical Ltd.	102	77
China Molybdenum Co. Ltd. (c)	110	47
China National Building Material Co. Ltd. (e)	208	263
China Petrochemical Development Corp.	110	125
China Resources Cement Holdings Ltd.	130	96
China Shanshui Cement Group Ltd.	140	111
China Steel Corp.	728	744
China Zhongwang Holdings Ltd.	141	51
Cia de Minas Buenaventura SA - ADR	13	524
Cia Siderurgica Nacional SA	50	465
Dongyue Group	65	60
Duratex SA	13	83
Empresas COPEC SA	79	337
Eregli Demir ve Celik Fabrikalari TAS	37	73
Eternal Chemical Co. Ltd.	21	18
Feng Hsin Iron & Steel Co.	44	78
Fibria Celulose SA	13	109
Formosa Chemicals & Fibre Corp.	180	527
Formosa Petrochemical Corp.	71	222
Formosa Plastics Corp.	262	773
Fushan International Energy Group Ltd. (e)	156	53
Gold Fields Ltd.	47	648
Grupo Mexico SAB de CV	255	804
Hanwha Chem Corp.	5	111
Hanwha Corp.	3	94
Harmony Gold Mining Co. Ltd	23	256
Hindalco Industries Ltd.	83	212
Honam Petrochemical Corp.	1	300
Huabao International Holdings Ltd. (e)	100	65
Hyosung Corp.	1	60
Hyundai Hysco	2	69
Hyundai Steel Co.	4	348
Impala Platinum Holdings Ltd.	33	643
Indorama Ventures PCL	100	123
Industrias Penoles SAB de CV	10	464
International Nickel Indonesia Tbk PT	136	50
Inversiones Argos SA	17	155
IOI Corp.	227	396
Jastrzebska Spolka Weglowa SA (c)	2	70
Jiangxi Copper Co. Ltd.	102	235
Jindal Steel & Power Ltd.	23	244
JSW Steel Ltd.	5	68
KGHM Polska Miedz SA	10	439
Kingboard Chemical Holdings Ltd.	35	122
Korea Kumho Petrochemical	1	107
Korea Zinc Co. Ltd.	1	178
Koza Altin Isletmeleri A/S	3	52
KP Chemical Corp.	4	50
Kuala Lumpur Kepong Bhd	30	241
Kumba Iron Ore Ltd. (e)	5	373
Kumba Resources Ltd.	9	246
Lafarge Malayan Cement Bhd	27	63
LCY Chemical Corp.	32	51
Lee & Man Paper Manufacturing Ltd.	133	62
LG Chem Ltd.	3	989
LG Chem Ltd.	7	380
Mechel OAO - ADR (e)	10	92
Mexichem SAB de CV	54	207
Minera Frisco SAB de CV (c) (e)	40	183
Minmetals Resources Ltd. (c)	84	40
MMC Norilsk Nickel - ADR	33	608
MMX Mineracao e Metalicos SA (c)	13	66
Nan Ya Plastics Corp.	323	732
Nine Dragons Paper Holdings Ltd.	91	75
Northam Platinum Ltd.	12	55
NOVOLIPETSK STEEL - GDR	5	100
OCI Co. Ltd.	1	216
Petronas Chemicals Group Bhd	171	376
Polski Koncern Naftowy ORLEN SA (c)	19	230
POSCO Inc.	4	1,475
Pretoria Portland Cement Co. Ltd.	34	144
PT Indocement Tunggal Prakarsa Tbk	89	179
PTT Global Chemical PCL (c)	102	234
Sappi Ltd. (c)	33	123
Semen Gresik Persero Tbk PT	204	274
Sesa Goa Ltd.	19	71
Severstal OAO - GDR	18	240
Siam Cement PCL	8	105
Siam Cement PCL - NVDR	22	252
Sinochem Hong Kong Holding Ltd.	196	48
Sinopec Shanghai Petrochemical Co. Ltd.	160	58
Southern Copper Corp. (e)	12	390
Sterlite Industries India Ltd.	82	179
Synthos SA	41	83
Taiwan Cement Corp.	217	255
Taiwan Fertilizer Co. Ltd.	43	112
Tata Steel Ltd.	20	185
Thai Oil Public Co. Ltd.	51	119
TSRC Corp.	26	67
Tung Ho Steel Enterprise Corp.	69	70
Ultratech Cement Ltd.	4	128
United Phosphorus Ltd.	23	58
Uralkali - GDR	19	724
Usinas Siderurgicas de Minas Gerais SA	11	121
Vale SA	90	2,106
Volcan Cia Minera SAA	82	113
Yingde Gases	48	54
Zhaojin Mining Industry Co. Ltd.	56	93
Zijin Mining Group Co. Ltd.	432	172
		28,630
TELECOMMUNICATION SERVICES - 7.4%
Advanced Info Service Public Co. Ltd.	64	382
America Movil SAB de CV	2,650	3,297
Axiata Group Bhd	151	257
Bharti Airtel Ltd.	40	265
China Communication Services Corp. Ltd.	122	59
China Mobile Ltd.	403	4,438
China Telecom Corp. Ltd.	930	513
China Unicom Hong Kong Ltd. (e)	392	660
Chunghwa Telecom Co. Ltd.	249	768
DiGi.Com Bhd	180	239
Egyptian Co. for Mobile Services	2	70
ENTEL Chile SA	6	119
Far EasTone Telecommunications Co. Ltd.	104	214
Globe Telecom Inc.	2	58
Idea Cellular Ltd. (c)	48	93
Indonesian Satellite Corp.	99	54
KT Corp. - ADR	7	89
LG Telecom Ltd.	17	101
Magyar Telekom Telecommunications Plc	25	66
Maroc Telecom	11	177
Maxis Bhd	158	314
Mobile Telesystems - ADR	38	691
MTN Group Ltd.	114	2,005

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Orascom Telecom Holding SAE (c)	165	112
Orascom Telecom Media And Technology Holding SAE	100	24
Philippine Long Distance Telephone Co.	3	161
Reliance Communications Ltd.	35	57
Rostelecom OJSC - ADR (c)	16	479
Sistema JSFC - GDR	10	200
SK Telecom Co. Ltd.	1	86
SK Telecom Co. Ltd. - ADR	7	100
Taiwan Mobile Co. Ltd.	104	316
Tele Norte Leste Participacoes SA	5	67
Telecom Egypt Co.	32	74
Telefonica O2 Czech Republic A/S	7	148
Telekom Malaysia Bhd	61	105
Telekomunikacja Polska SA	52	284
Telekomunikasi Indonesia Tbk PT	669	512
Telemar Norte Leste SA	3	65
Telkom SA Ltd.	14	43
Tim Participacoes SA	54	342
Turk Telekomunikasyon A/S	29	126
Turkcell Iletisim Hizmet A/S	53	271
Vodacom Group Ltd.	23	331
XL Axiata Tbk PT	117	64
ZTE Corp. (e)	37	99
		18,995
UTILITIES - 3.1%
Aboitiz Power Corp.	133	105
AES Gener SA	186	114
Centrais Eletricas Brasileiras SA	22	204
CEZ A/S	12	503
China Gas Holdings Ltd.	150	72
China Longyuan Power Group Corp.	141	118
China Resources Gas Group Ltd.	54	103
China Resources Power Holdings Co. Ltd.	126	233
Cia de Saneamento Basico do Estado de Sao Paulo (c)	8	320
Cia Energetica de Minas Gerais	26	623
Colbun SA	405	116
CPFL Energia SA	11	171
Datang International Power Generation Co. Ltd. (e)	300	106
E-CL SA	39	109
EDP - Energias do Brasil SA	5	102
Empresa Nacional de Electricidad SA	241	433
Enea SA	9	51
Enersis SA	823	334
Federal Hydrogenerating Co. JSC - ADR	83	304
GAIL India Ltd.	30	222
GCL-Poly Energy Holdings Ltd. (e)	469	130
Glow Energy PCL	25	50
Huaneng Power International Inc. (e)	196	107
Interconexion Electrica SA	24	155
Korea Electric Power Corp. (c)	18	361
Korea Gas Corp.	1	43
Light SA	5	72
Manila Electric Co.	17	105
NTPC Ltd.	40	128
Perusahaan Gas Negara PT	784	326
Petronas Gas Bhd	53	294
PGE SA	47	292
Power Grid Corp. of India Ltd.	72	154
Reliance Infrastructure Ltd.	7	78
Reliance Power Ltd. (c)	32	73
Tata Power Co. Ltd.	61	121
Tauron Polska Energia SA	67	109
Tenaga Nasional Bhd	212	445
Tractebel Energia SA	9	155
YTL Corp. Bhd	422	246
YTL Power International Bhd	146	89
		7,876
Total Common Stocks (cost $219,939)		226,275

PREFERRED STOCKS - 7.5%
CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SA	166	704
Hyundai Motor Co.	2	99
Hyundai Motor Co. Ltd.	3	209
Lojas Americanas SA	23	214
		1,226
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	7	315

ENERGY - 1.4%
Petroleo Brasileiro SA	279	3,551

FINANCIALS - 2.6%
Banco Bradesco SA	128	2,235
Banco do Estado do Rio Grande do Sul	10	111
BanColombia SA	23	377
Grupo Aval Acciones y Valores	113	81
Itau Unibanco Holding SA	153	2,919
Itausa - Investimentos Itau SA	153	945
		6,668
INDUSTRIALS - 0.1%
Gol Linhas Aereas Inteligentes SA	8	52
TAM SA	5	122
		174
INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	1	947

MATERIALS - 1.8%
Braskem SA	11	89
Gerdau SA	55	530
Klabin SA	25	117
LG Chem Ltd.	1	54
Metalurgica Gerdau SA	20	240
Sociedad Quimica y Minera de Chile SA	7	400
Suzano Papel e Celulose SA	13	57
Usinas Siderurgicas de Minas Gerais SA	31	205
Vale SA	130	2,946
		4,638
TELECOMMUNICATION SERVICES - 0.3%
Brasil Telecom SA	16	84
Tele Norte Leste Participacoes SA	16	185
Telefonica Brasil SA	19	572
		841
UTILITIES - 0.3%
AES Tiete SA	7	112
Centrais Eletricas Brasileiras SA	15	197
Cia de Transmissao de Energia Electrica Paulista	3	88
Cia Energetica de Sao Paulo	10	203
Cia Paranaense de Energia	6	150

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	6	116
		866
Total Preferred Stocks (cost $19,411)		19,226

RIGHTS - 0.0%
Chinatrust Financial Holding Co. Ltd. (c) (f)	23	2
Total Rights (cost $0)		2

INVESTMENT COMPANIES - 3.4%
Vanguard Emerging Markets Vipers	203	8,838

Total Investment Companies (cost $8,833)		8,838

SHORT TERM INVESTMENTS - 2.5%
Investment Company - 0.4%
JNL Money Market Fund, 0.05% (a) (h)	920	920

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	5,034	5,034

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.02%, 05/24/12 (o)	$135	135
Total Short Term Investments (cost $6,089)		6,089
Total Investments - 101.7% (cost $254,272)		260,430
Other Assets and Liabilities, Net - (1.7%)		(4,332)
Total Net Assets - 100.0%		$256,098

JNL/Mellon Capital Management Global Alpha Fund
PURCHASED OPTIONS - 1.8%
U.S. 10yr Future Call Option, Strike Price 109, Expiration 5/25/2012	476	$9,751
Total Options (cost $10,183)		9,751

SHORT TERM INVESTMENTS - 99.1%
Federal Home Loan Bank - 13.9% (v)
Federal Home Loan Bank
0.08%, 04/18/12 - 06/27/12	$64,800	64,796
0.11%, 05/23/12	12,000	11,999
		76,795
Federal Home Loan Mortgage Corp. - 11.1% (v)
Federal Home Loan Mortgage Corp.
0.07%, 04/24/12 - 06/25/12	35,800	35,797
0.10%, 05/09/12	9,700	9,699
0.11%, 05/21/12	16,000	15,999
		61,495
Federal National Mortgage Association - 13.2% (v)
Federal National Mortgage Association
0.07%, 04/04/12	3,600	3,600
0.08%, 04/25/12 - 06/27/12	26,300	26,298
0.03%, 05/03/12	8,350	8,350
0.09%, 05/09/12 - 05/21/12	4,870	4,870
0.11%, 05/21/12 - 05/23/12	30,000	29,997
		73,115
Investment Company - 11.2%
JNL Money Market Fund, 0.05% (a) (h)	62,186	62,186

Treasury Securities - 49.7%
U.S. Treasury Bill
0.01%, 04/05/12	$6,000	6,000
0.04%, 04/19/12	72,719	72,717
0.03%, 05/10/12	116,425	116,416
0.04%, 05/17/12	38,000	37,996
0.05%, 06/21/12 (o)	26,075	26,072
0.05%, 06/28/12	16,000	15,997
		275,198
Total Short Term Investments (cost $548,779)		548,789
Total Investments - 100.9% (cost $558,962)		558,540
Other Assets and Liabilities, Net - (0.9%)		(5,060)
Total Net Assets - 100.0%		$553,480

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 16.3%
Abercrombie & Fitch Co. - Class A	55	$2,724
Carnival Corp.	295	9,459
Grupo Televisa SA - GDR	312	6,572
Inditex SA	106	10,125
Kingfisher Plc	469	2,301
Lottomatica SpA (c)	136	2,574
LVMH Moet Hennessy Louis Vuitton SA	68	11,704
McDonald’s Corp.	126	12,371
McGraw-Hill Cos. Inc.	157	7,618
PPR SA	40	6,873
Sony Corp.	106	2,217
Tiffany & Co.	153	10,555
Tod’s SpA (e)	58	6,469
Walt Disney Co.	254	11,140
Wire & Wireless India Ltd. (c)	217	35
Zee Entertainment Enterprises Ltd.	994	2,473
Zee Learn Ltd. (c)	68	20
		105,230
CONSUMER STAPLES - 8.8%
Carlsberg A/S	48	4,013
Cia de Bebidas das Americas - ADR	163	6,733
Colgate-Palmolive Co.	116	11,372
E-Mart Co. Ltd. (c)	15	3,302
Fomento Economico Mexicano SAB de CV	1,270	10,444
Grupo Modelo SAB de CV	489	3,431
Nestle SA	125	7,876
Unilever Plc	300	9,886
		57,057
ENERGY - 4.3%
Technip SA	101	11,970
Total SA (e)	145	7,423
Transocean Ltd.	12	678
Transocean Ltd.	111	6,084
YPF SA - ADR	53	1,498
		27,653
FINANCIALS - 12.9%
AFLAC Inc.	116	5,320
Allianz SE	78	9,345

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Banco Bilbao Vizcaya Argentaria SA	819	6,530
BM&F Bovespa SA	1,078	6,607
Credit Suisse Group AG (c)	294	8,378
Dai-Ichi Life Insurance Co. Ltd. (e)	5	7,291
DLF Ltd.	753	2,981
Fidelity National Financial Inc. - Class A	203	3,662
Goldman Sachs Group Inc.	64	7,976
ICICI Bank Ltd. - ADR (e)	131	4,578
Itau Unibanco Holding SA - ADR	142	2,734
Societe Generale - Class A	103	3,025
Sumitomo Mitsui Financial Group Inc. (e)	159	5,269
UBS AG (c)	662	9,283
		82,979
HEALTH CARE - 10.6%
Aetna Inc.	205	10,258
Allergan Inc.	26	2,462
Amgen Inc.	87	5,943
Amylin Pharmaceuticals Inc. (c) (e)	273	6,820
Bayer AG	108	7,606
Gilead Sciences Inc. (c)	74	3,594
Mitsubishi Tanabe Pharma Corp.	201	2,826
Roche Holding AG	25	4,421
Theravance Inc. (c) (e)	147	2,868
ThromboGenics NV (c)	32	1,058
WellPoint Inc.	162	11,959
Zimmer Holdings Inc.	130	8,356
		68,171
INDUSTRIALS - 12.5%
3M Co.	97	8,669
All America Latina Logistica SA	315	1,573
Assa Abloy AB	366	11,455
Embraer SA - ADR (e)	210	6,716
Emerson Electric Co.	113	5,885
European Aeronautic Defence & Space Co. NV	313	12,827
Fanuc Ltd.	28	5,069
FLSmidth & Co. A/S	54	3,801
Multiplus SA	63	1,298
Nidec Corp. (e)	51	4,681
Prysmian SPA	169	2,969
Siemens AG	158	15,895
		80,838
INFORMATION TECHNOLOGY - 27.9%
Adobe Systems Inc. (c)	248	8,505
Altera Corp.	339	13,507
Corning Inc.	344	4,838
eBay Inc. (c)	557	20,540
Fusion-io Inc. (c)	74	2,100
Google Inc. (c)	15	9,862
Hoya Corp.	167	3,764
Infosys Technologies Ltd.	136	7,647
Intuit Inc.	235	14,100
Juniper Networks Inc. (c)	314	7,189
Keyence Corp.	26	6,249
Kyocera Corp.	42	3,857
Maxim Integrated Products Inc.	361	10,310
Microsoft Corp.	329	10,609
Murata Manufacturing Co. Ltd.	134	7,971
Nintendo Co. Ltd.	15	2,309
SAP AG	221	15,467
Taiwan Semiconductor Manufacturing Co. Ltd.	2,823	8,115
Telefonaktiebolaget LM Ericsson	2,210	22,873
		179,812
MATERIALS - 1.4%
Iluka Resources Ltd. (e)	208	3,848
Linde AG	30	5,418
		9,266
TELECOMMUNICATION SERVICES - 1.2%
KDDI Corp. (e)	1	7,632

UTILITIES - 0.7%
Fortum Oyj	195	4,733
Total Common Stocks (cost $563,751)		623,371

PREFERRED STOCKS - 1.7%
CONSUMER DISCRETIONARY - 1.7%
Bayerische Motoren Werke AG	189	11,249
Total Preferred Stocks (cost $8,676)		11,249

SHORT TERM INVESTMENTS - 8.6%
Investment Company - 2.1%
JNL Money Market Fund, 0.05% (a) (h)	13,371	13,371

Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	41,942	41,942
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	303	296
		42,238
Total Short Term Investments (cost $55,617)		55,609
Total Investments - 106.9% (cost $628,043)		690,229
Other Assets and Liabilities, Net - (6.9%)		(44,807)
Total Net Assets - 100.0%		$645,422

JNL/Eastspring Investments Asia ex-Japan Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 8.9%
Belle International Holdings Ltd.	1,169	$2,104
Focus Media Holding Ltd. - ADR (e)	53	1,321
Genting Malaysia Bhd	1,693	2,169
Hankook Tire Co. Ltd.	32	1,189
Hyundai Motor Co.	10	2,132
Parkson Retail Group Ltd. (e)	733	841
SJM Holdings Ltd.	708	1,443
Tata Motors Ltd.	644	1,991
		13,190
CONSUMER STAPLES - 3.3%
E-Mart Co. Ltd. (c)	8	1,835
Hengan International Group Co. Ltd.	168	1,695
Salim Ivomas Pratama Tbk PT (c)	9,368	1,435
		4,965
ENERGY - 7.4%
Banpu Public Co. Ltd.	25	495
China Shenhua Energy Co. Ltd.	571	2,413
CNOOC Ltd.	1,481	3,032
GS Holdings Corp.	36	2,046
Reliance Industries Ltd.	120	1,776

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Straits Asia Resources Ltd.	640	1,188
		10,950
FINANCIALS - 32.0%
AMMB Holdings Bhd	837	1,728
Bangkok Bank PCL	483	3,040
Bangkok Bank PCL - NVDR	209	1,254
Bank of China Ltd.	8,291	3,347
Bank Rakyat Indonesia Persero Tbk PT	4,291	3,270
BOC Hong Kong Holdings Ltd.	845	2,330
Bumi Serpong Damai PT	8,791	1,246
Cheung Kong Holdings Ltd.	170	2,198
China Construction Bank Corp.	4,736	3,656
China Pacific Insurance Group Co. Ltd.	1,056	3,286
Chinatrust Financial Holding Co. Ltd.	2,524	1,593
DBS Group Holdings Ltd.	348	3,934
Federal Bank Ltd.	95	794
Hana Financial Group Inc.	95	3,585
ICICI Bank Ltd.	90	1,568
KB Financial Group Inc.	60	2,189
LIC Housing Finances Ltd.	282	1,461
Longfor Properties Co. Ltd. (e)	939	1,319
Perennial China Retail Trust (c)	2,930	1,213
Sino Land Co.	854	1,370
Sun Hung Kai Properties Ltd.	139	1,730
Wharf Holdings Ltd.	242	1,318
		47,429
HEALTH CARE - 1.4%
Ranbaxy Laboratories Ltd.	219	2,011

INDUSTRIALS - 9.5%
Bharat Heavy Electricals Ltd.	312	1,577
China Merchants Holdings International Co. Ltd. (e)	26	87
China Shipping Development Co. Ltd.	2,826	1,963
COSCO Pacific Ltd.	1,694	2,564
Hutchison Whampoa Ltd.	222	2,220
Hyundai Engineering & Construction Co. Ltd.	43	3,068
SembCorp Industries Ltd.	453	1,902
Voltas Ltd.	300	662
		14,043
INFORMATION TECHNOLOGY - 18.6%
AAC Technologies Holdings Inc.	444	1,209
Advanced Semiconductor Engineering Inc.	1,775	1,802
Delta Electronics Inc.	333	980
HON HAI Precision Industry Co. Ltd.	1,028	4,002
HTC Corp.	98	2,007
Infosys Technologies Ltd.	27	1,499
Samsung Electronics Co. Ltd.	8	8,775
Shanda Games Ltd. - ADR	256	1,331
Taiwan Semiconductor Manufacturing Co. Ltd.	1,548	4,449
Wistron Corp.	968	1,466
		27,520
MATERIALS - 8.8%
China Resources Cement Holdings Ltd. (e)	2,522	1,866
Formosa Chemicals & Fibre Corp.	843	2,470
Hindalco Industries Ltd.	336	853
Huabao International Holdings Ltd. (e)	2,713	1,773
LG Chem Ltd.	4	1,342
POSCO Inc.	4	1,274
Taiwan Fertilizer Co. Ltd.	796	2,072
Xingda International Holdings Ltd.	3,114	1,429
		13,079
TELECOMMUNICATION SERVICES - 5.4%
Bharti Airtel Ltd.	120	797
China Mobile Ltd.	195	2,142
China Unicom Hong Kong Ltd. (e)	1,124	1,891
Singapore Telecommunications Ltd.	1,274	3,198
		8,028
UTILITIES - 2.0%
China Resources Power Holdings Co. Ltd.	774	1,434
Korea Electric Power Corp. (c)	74	1,467
		2,901
Total Common Stocks (cost $141,670)		144,116

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Hyundai Motor Co. Ltd.	15	904
Total Preferred Stocks (cost $841)		904

RIGHTS - 0.0%
Chinatrust Financial Holding Co. Ltd. (c) (f)	114	9
Total Rights (cost $0)		9

SHORT TERM INVESTMENTS - 4.7%
Investment Company - 2.0%
JNL Money Market Fund, 0.05% (a) (h)	2,976	2,976

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	4,032	4,032
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	14	14
		4,046
Total Short Term Investments (cost $7,022)		7,022
Total Investments - 102.6% (cost $149,533)		152,051
Other Assets and Liabilities, Net - (2.6%)		(3,909)
Total Net Assets - 100.0%		$148,142

JNL/Eastspring Investments China-India Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 11.5%
Belle International Holdings Ltd.	3,693	$6,646
Focus Media Holding Ltd. - ADR (c)	323	8,124
GOME Electrical Appliances Holdings Ltd. (e)	11,265	2,321
Mahindra & Mahindra Ltd.	216	2,974
Sun TV Network Ltd.	794	4,743
Tata Motors Ltd.	1,409	4,358
Tata Motors Ltd.	2,356	12,743
		41,909
CONSUMER STAPLES - 4.5%
Colgate-Palmolive India Ltd.	422	9,273
ITC Ltd.	1,597	7,111
		16,384
ENERGY - 15.4%
China Petroleum & Chemical Corp. (e)	10,612	11,554

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
China Shenhua Energy Co. Ltd.	1,939	8,199
CNOOC Ltd.	7,291	14,925
Oil India Ltd.	414	4,143
Reliance Industries Ltd.	1,183	17,439
		56,260
FINANCIALS - 31.1%
Bank of Baroda	475	7,406
Bank of China Ltd.	54,313	21,926
China Pacific Insurance Group Co. Ltd. (e)	2,904	9,035
China Resources Land Ltd. (e)	2,586	4,471
Evergrande Real Estate Group Ltd. (e)	5,455	2,923
Franshion Properties China Ltd.	22,216	5,722
HDFC Bank Ltd.	1,107	11,281
ICICI Bank Ltd.	753	13,056
Industrial & Commercial Bank of China	24,193	15,606
LIC Housing Finances Ltd.	1,803	9,327
Mahindra & Mahindra Financial Services Ltd.	565	7,442
Ping an Insurance Group Co. of China Ltd.	694	5,245
		113,440
HEALTH CARE - 5.1%
Dr. Reddy’s Laboratories Ltd.	411	14,164
Ranbaxy Laboratories Ltd.	462	4,253
		18,417
INDUSTRIALS - 1.6%
China Merchants Holdings International Co. Ltd.	230	770
Fosun International Ltd.	5,767	3,441
Sinotrans Shipping Ltd.	6,357	1,521
		5,732
INFORMATION TECHNOLOGY - 10.2%
AAC Technologies Holdings Inc.	412	1,122
Infosys Technologies Ltd.	359	20,173
Mphasis Ltd.	633	5,038
OnMobile Global Ltd. (c)	577	681
Sohu.com Inc. (c) (e)	104	5,738
Travelsky Technology Ltd.	8,140	4,277
		37,029
MATERIALS - 6.9%
China Resources Cement Holdings Ltd. (e)	10,700	7,916
Hindalco Industries Ltd.	2,761	7,011
Huabao International Holdings Ltd. (e)	11,470	7,496
Xingda International Holdings Ltd. (e)	6,274	2,879
		25,302
TELECOMMUNICATION SERVICES - 7.6%
Bharti Airtel Ltd.	71	469
China Mobile Ltd.	976	10,747
China Unicom Hong Kong Ltd. (e)	8,309	13,982
Idea Cellular Ltd. (c)	1,380	2,677
		27,875
UTILITIES - 2.8%
China Resources Power Holdings Co. Ltd.	2,814	5,213
GAIL India Ltd.	684	5,052
		10,265
Total Common Stocks (cost $373,981)		352,613

SHORT TERM INVESTMENTS - 12.5%
Investment Company - 3.2%
JNL Money Market Fund, 0.05% (a) (h)	11,613	11,613

Securities Lending Collateral - 9.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	33,697	33,697
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	17	16
		33,713
Total Short Term Investments (cost $45,327)		45,326
Total Investments - 109.2% (cost $419,308)		397,939
Other Assets and Liabilities, Net - (9.2%)		(33,377)
Total Net Assets - 100.0%		$364,562

JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.3%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (i) (r)	$2,708	$2,784
American Home Mortgage Assets REMIC, 0.43%, 09/25/46 (i)	4,438	2,519
American Money Management Corp., 0.72%, 05/03/18 (i) (r)	477	466
Aquilae CLO Plc, 1.75%, 01/17/23 (i), EUR	2,366	2,925
ARES CLO Funds, 0.70%, 03/12/18 (i) (r)	1,229	1,195
Arran Residential Mortgages Funding Plc
2.25%, 05/16/47 (i) (r), EUR	336	449
2.24%, 11/19/47 (i) (r), EUR	6,756	9,024
2.49%, 11/19/47 (i) (r), EUR	18,700	25,003
Banc of America Commercial Mortgage Inc. REMIC
5.72%, 07/10/17 (i)	2,900	3,287
5.89%, 07/10/44 (i)	2,000	2,245
0.41%, 06/10/49 (i) (r)	173	172
5.63%, 06/10/49 (i)	2,900	3,220
5.63%, 06/10/49 (i)	173	175
Banc of America Large Loan Inc. REMIC
1.99%, 11/15/13 (i) (r)	14,750	13,791
5.64%, 07/17/17 (i) (r)	600	663
0.75%, 08/15/29 (i) (r)	647	619
5.62%, 06/24/50 (i) (r)	1,100	1,223
Banc of America Mortgage Securities Inc. REMIC, 2.84%, 06/25/35 (i)	321	274
BCAP LLC
5.56%, 03/25/37 (r)	1,600	1,205
5.25%, 08/25/37 (r)	6,200	6,076
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.55%, 05/25/33 (i)	76	77
2.93%, 02/25/34 (i)	566	522
3.21%, 11/25/34 (i)	573	567
2.81%, 01/25/35 (i)	383	338
2.92%, 01/25/35 (i)	1,104	1,041
2.88%, 03/25/35 (i)	637	531
3.08%, 03/25/35 (i)	82	81
2.22%, 08/25/35 (i)	89	86
2.25%, 08/25/35 (i)	156	144
Bear Stearns Alt-A Trust REMIC
2.56%, 01/25/36 (i)	857	437
2.76%, 08/25/36 (i)	331	166
Bear Stearns Asset Backed Securities Trust REMIC, 1.24%, 08/25/37 (i)	957	616

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Bear Stearns Structured Products Inc. REMIC
2.75%, 01/26/36 (i)	944	553
2.84%, 12/26/46 (i)	944	535
Chase Mortgage Finance Corp. REMIC, 2.76%, 02/25/37 (i)	180	164
Chevy Chase Mortgage Funding Corp. REMIC, 0.37%, 05/25/48 (i) (r)	828	364
Citibank Omni Master Trust
2.34%, 05/16/16 (e) (i) (r)	9,000	9,023
2.99%, 08/15/18 (i) (r)	4,400	4,634
Citigroup Mortgage Loan Trust Inc. REMIC
2.23%, 08/25/35 (i)	109	102
2.45%, 08/25/35 (i)	146	128
2.68%, 08/25/35 (i)	730	387
0.32%, 01/25/37 (i)	152	70
0.30%, 05/25/37 (i)	179	172
5.51%, 09/25/37 (i)	2,420	1,514
0.30%, 08/25/45 (i)	461	314
College Loan Corp. Trust, 0.81%, 01/25/24 (i)	800	781
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 11/10/15 (r)	6,022	6,268
Conseco Finance Securitizations Corp., 6.68%, 07/01/31	54	57
Countrywide Alternative Loan Trust REMIC, 0.41%, 05/25/47 (i)	7,737	4,894
Countrywide Asset-Backed Certificates REMIC
0.49%, 10/25/34 (i)	184	158
0.42%, 12/25/34 (i)	3,145	2,646
0.42%, 09/25/36 (i)	495	412
0.34%, 09/25/37 (i)	61	61
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.80%, 08/25/34 (i)	462	344
4.94%, 11/20/34 (i)	434	387
2.74%, 04/20/35 (i)	544	520
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	1,000	1,100
5.86%, 02/25/37 (i)	1,060	616
5.71%, 06/15/39 (i)	4,140	4,469
5.47%, 09/19/39 (r)	1,400	1,544
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.36%, 07/25/37 (i) (r)	271	219
CS First Boston Mortgage Securities Corp. REMIC, 2.71%, 04/25/34 (i)	548	527
Cumberland CLO Ltd., 0.76%, 11/10/19 (i) (r)	2,710	2,661
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,369
Deutsche Mortgage Securities Inc., 1.49%, 06/25/47 (i) (r)	411	407
Duane Street CLO, 0.77%, 11/08/17 (i) (r)	970	948
First CLO Ltd., 0.78%, 12/14/16 (i)	461	455
First NLC Trust REMIC, 0.31%, 08/25/37 (i) (r)	428	133
Fosse Master Issuer Plc REMIC, 1.96%, 10/18/54 (i) (r)	5,400	5,423
Gallatin Funding Ltd., 0.75%, 08/15/17 (i) (r)	1,103	1,078
GMAC Commercial Mortgage Securities In REMIC, 5.24%, 11/10/45 (i)	2,000	2,182
Granite Mortgages Plc, 1.42%, 09/20/44 (i), GBP	832	1,283
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,402
GS Mortgage Securities Corp. REMIC, 4.59%, 08/12/43 (r)	4,300	4,735
GS Mortgage Securities Corp. II
1.14%, 03/06/20 (i) (r)	379	376
1.32%, 03/06/20 (i) (r)	3,100	3,049
GSR Mortgage Loan Trust REMIC, 2.85%, 01/25/35 (i)	466	412
Harborview Mortgage Loan Trust REMIC, 2.76%, 04/19/34 (i)	682	625
Harvest CLO SA, 1.59%, 03/29/17 (i), EUR	229	295
Hillmark Funding, 0.74%, 05/21/21 (i) (r)	9,000	8,464
Holmes Master Issuer Plc, 2.58%, 10/15/54 (i) (r), EUR	9,600	12,857
HSBC Home Equity Loan Trust REMIC, 0.39%, 03/20/36 (i)	1,503	1,389
Indymac Index Mortgage Loan Trust REMIC
2.71%, 03/25/35 (i)	1,021	906
5.07%, 11/25/35 (i)	1,344	1,043
JP Morgan Mortgage Trust REMIC
2.73%, 08/25/35 (i)	724	546
2.77%, 08/25/35 (i)	520	466
5.32%, 09/25/35 (i)	182	160
4.20%, 07/27/37 (i) (r)	1,154	894
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
2.81%, 07/25/35 (i)	455	432
5.79%, 02/12/51 (i)	4,000	4,577
Katonah Ltd., 0.79%, 09/20/16 (i) (r)	2,237	2,213
Landmark CDO Ltd., 0.79%, 06/01/17 (i) (r)	3,238	3,129
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,951
Lehman Brothers Mortgage Loan Trust REMIC, 0.33%, 06/25/37 (i) (r)	420	160
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,487	1,871
MASTR Adjustable Rate Mortgages Trust REMIC, 2.42%, 12/25/33 (i)	1,133	1,066
MASTR Asset Backed Securities Trust REMIC, 0.32%, 05/25/37 (i)	133	127
Merrill Lynch Mortgage Investors Inc. REMIC
2.32%, 02/25/33 (i)	261	247
2.58%, 02/25/34 (i)	517	498
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	673	601
Morgan Stanley Capital I REMIC
0.30%, 05/25/37 (i)	190	163
5.88%, 06/11/49 (i)	3,200	3,609
Nautique Funding Ltd., 0.82%, 04/15/20 (i) (r)	481	453
Navigare Funding CLO Ltd., 0.75%, 05/20/19 (i) (r)	386	378
NCUA Guaranteed Notes REMIC
0.69%, 10/07/20 (i)	3,480	3,486
0.80%, 12/08/20 (i)	4,390	4,409
Nelnet Student Loan Trust, 1.26%, 07/25/18 (i)	752	755
NYLIM Flatiron CLO Ltd., 0.74%, 08/08/20 (i) (r)	500	476
Penta CLO SA, 1.92%, 06/04/24 (i), EUR	2,614	3,132
Permanent Master Issuer Plc, 2.53%, 07/15/42 (i) (r), EUR	900	1,202
Provident Funding Mortgage Loan Trust REMIC, 2.59%, 08/25/33 (i)	379	377
RBSCF Trust REMIC
6.00%, 08/16/17 (i) (r)	1,700	1,931
5.70%, 09/16/40 (i) (r)	4,000	4,480
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	157	161
Sequoia Mortgage Trust REMIC, 0.44%, 07/20/36 (i)	1,694	1,250

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
SLM Student Loan Trust
1.01%, 01/25/17 (i)	3,100	3,102
0.67%, 04/25/17 (i)	123	123
1.89%, 12/15/17 (i) (r)	1,407	1,411
2.06%, 04/25/23 (i)	8,397	8,622
1.42%, 10/25/23 (i), EUR	2,700	3,264
2.35%, 04/15/39 (i) (r)	2,893	2,914
REMIC, 0.60%, 04/25/19 (i)	6,300	6,065
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.72%, 02/25/34 (i)	858	836
5.50%, 12/25/34 (i)	898	868
Structured Asset Mortgage Investments Inc. REMIC, 0.90%, 10/19/34 (i)	43	39
Structured Asset Securities Corp. REMIC, 0.38%, 05/25/47 (i)	1,900	1,335
Swan, 5.66%, 04/25/41 (i), AUD	560	576
Symphony CLO Ltd., 0.74%, 05/15/19 (i) (r)	2,200	2,086
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	88
Vornado DP LLC, 4.00%, 09/13/20 (r)	4,600	4,929
Wachovia Bank Commercial Mortgage Trust REMIC
0.32%, 06/15/20 (i) (r)	829	785
0.33%, 09/15/21 (i) (r)	2,831	2,723
5.09%, 08/15/41 (i)	1,000	1,074
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 5.11%, 12/25/35 (i)	418	373
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.12%, 03/25/33 (i)	154	153
2.58%, 06/25/33 (i)	525	528
2.55%, 09/25/33 (i)	586	591
5.52%, 08/25/35 (i)	405	370
1.16%, 08/25/46 (i)	5,972	3,924
0.93%, 05/25/47 (i)	694	462
Wells Fargo Mortgage Backed Securities Trust REMIC
2.64%, 12/25/34 (i)	530	527
2.67%, 04/25/36 (i)	1,779	1,463
Wind River CLO Ltd., 0.80%, 12/19/16 (i) (r)	612	591
Wood Street CLO BV, 1.35%, 03/29/21 (i) (r), EUR	514	650
Total Non-U.S. Government Agency Asset-Backed Securities (cost $300,986)		296,048

CORPORATE BONDS AND NOTES - 15.0%
CONSUMER DISCRETIONARY - 0.5%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17	400	485
Volkswagen International Finance NV, 0.92%, 10/01/12 (i) (r)	15,500	15,515
		16,000
CONSUMER STAPLES - 0.7%
Wesfarmers Ltd., 2.98%, 05/18/16 (e) (r)	18,700	19,131

ENERGY - 0.7%
Gaz Capital SA
7.34%, 04/11/13 (r)	300	315
5.09%, 11/29/15 (e) (r)	1,600	1,676
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16 (e)	5,000	5,275
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	8,200	8,631
Petroleos Mexicanos
5.50%, 01/21/21	1,200	1,323
6.50%, 06/02/41 (e)	1,500	1,687
		18,907
FINANCIALS - 12.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	2,432	2,542
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,000
Ally Financial Inc.
3.71%, 02/11/14 (i)	11,800	11,623
3.87%, 06/20/14 (i)	700	683
American Express Bank FSB, 0.37%, 05/29/12 (i)	800	800
American International Group Inc.
5.05%, 10/01/15 (e)	1,200	1,278
8.18%, 05/15/58 (e) (i)	4,700	4,975
ANZ National International Ltd., 0.93%, 08/19/14 (i) (r)	2,000	2,009
Australia & New Zealand Banking Group Ltd., 0.75%, 06/18/12 (i) (r)	5,000	5,001
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,037
Banco Santander Brazil SA, 2.57%, 03/18/14 (i) (r)	4,900	4,811
Bank of America Corp., 5.38%, 06/15/14 (e)	600	627
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,797
Barclays Bank Plc, 6.05%, 12/04/17 (r)	2,000	2,056
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	6,568
BPCE SA, 2.38%, 10/04/13 (r)	2,700	2,655
Citigroup Inc.
5.30%, 10/17/12	1,000	1,020
1.35%, 02/15/13 (e) (i)	29,100	28,960
5.50%, 04/11/13	1,200	1,245
Commonwealth Bank of Australia
1.00%, 07/12/13 (i) (r)	14,700	14,769
0.97%, 06/25/14 (i) (r)	3,800	3,836
0.75%, 09/17/14 (i) (r)	3,800	3,820
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,055
Credit Suisse New York, 1.53%, 01/14/14 (e) (i)	11,700	11,646
Dexia Credit Local
0.88%, 03/05/13 (e) (i) (r)	3,100	2,971
1.03%, 04/29/14 (i) (r)	18,700	17,432
2.75%, 04/29/14 (r)	13,800	13,466
Ford Motor Credit Co. LLC
7.80%, 06/01/12 (e)	4,350	4,388
7.50%, 08/01/12	3,300	3,349
7.00%, 10/01/13	3,800	4,052
8.00%, 06/01/14 (e)	900	991
HSBC Finance Corp.
0.91%, 07/19/12 (i)	1,200	1,200
1.02%, 04/05/13 (i), EUR	2,600	3,442
ING Bank NV
1.88%, 10/18/13 (e) (i) (r)	4,100	4,087
1.87%, 06/09/14 (i) (r)	19,500	19,294
International Lease Finance Corp.
6.38%, 03/25/13 (e)	700	719
5.63%, 09/20/13 (e)	1,100	1,114
6.50%, 09/01/14 (r)	1,000	1,056
6.75%, 09/01/16 (r)	900	964
7.13%, 09/01/18 (e) (r)	1,700	1,853
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,312
Lehman Brothers Holdings Inc., 7.00%, 09/27/27 (c) (d)	100	29

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Macquarie Bank Ltd., 4.10%, 12/17/13 (e)	27,200	28,747
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (r), EUR	402	537
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	206
Merrill Lynch & Co. Inc.
0.71%, 06/05/12 (i)	1,000	1,000
6.05%, 08/15/12	16,100	16,380
1.56%, 09/27/12 (i), EUR	600	794
1.65%, 07/22/14 (i), EUR	200	253
Morgan Stanley
1.32%, 03/01/13 (i), EUR	2,100	2,769
3.01%, 05/14/13 (i)	2,600	2,620
0.77%, 01/09/14 (i)	5,300	5,040
1.05%, 10/15/15 (i)	1,000	900
1.01%, 10/18/16 (i)	1,000	859
National Australia Bank Ltd., 0.97%, 07/08/14 (i) (r)	1,900	1,906
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,678
Nordea Bank AB, 1.47%, 01/14/14 (i) (r)	16,600	16,556
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,082
Royal Bank of Scotland Plc
1.46%, 04/23/12 (i)	400	400
2.91%, 08/23/13 (e) (i)	19,700	19,696
SLM Corp.
5.38%, 01/15/13	400	408
5.05%, 11/14/14	600	615
Toronto-Dominion Bank, 1.63%, 09/14/16 (e) (r)	200	201
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,612
Turkiye Garanti Bankasi AS, 3.06%, 04/20/16 (i) (r)	1,100	1,020
UBS AG, 2.25%, 08/12/13	7,100	7,145
Wachovia Bank NA, 0.92%, 11/03/14 (i)	500	487
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,415
Westpac Banking Corp., 3.59%, 08/14/14 (r)	4,400	4,651
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,707
		358,216
HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20 (e)	4,700	5,117

INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,050

MATERIALS - 0.0%
Rexam Plc, 6.75%, 06/01/13 (r)	700	732

TELECOMMUNICATION SERVICES - 0.3%
TDC A/S, 3.50%, 02/23/15, EUR	3,200	4,475
Telefonica Emisiones SAU, 0.86%, 02/04/13 (e) (i)	4,641	4,550
		9,025
UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	4,975	4,968
Total Corporate Bonds and Notes (cost $428,300)		433,146

GOVERNMENT AND AGENCY OBLIGATIONS - 92.8%
GOVERNMENT SECURITIES - 91.8%
Federal Home Loan Mortgage Corp. - 1.1% (v)
Federal Home Loan Mortgage Corp., 0.20%, 03/21/13 (i)	31,300	31,319
Federal National Mortgage Association - 1.0% (v)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,447
1.25%, 03/14/14	7,100	7,216
5.38%, 04/11/22	1,100	1,101
		29,764
Municipals - 0.2%
Illinois Student Assistance Commission, 1.04%, 04/25/17 (i)	602	601
North Carolina State Education Authority, 1.01%, 10/26/20 (i)	4,351	4,310
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	349
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	753
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	151
		6,164
Sovereign - 2.5%
Australia Government Bond
3.00%, 09/20/25, AUD	24,200	32,354
2.50%, 09/20/30, AUD	1,900	2,386
Canadian Government Bond, 2.75%, 09/01/16, CAD	6,500	6,851
Instituto de Credito Oficial, 2.57%, 03/25/14 (i), EUR	12,800	16,597
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	10,300	12,811
		70,999
Treasury Inflation Index Securities - 87.0%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	14,100	27,054
Canadian Government Inflation Indexed Note, 3.00%, 12/01/36 (n), CAD	1,582	2,544
U.S. Treasury Inflation Indexed Note
0.13%, 04/16/12, TBA (g) (n) (o)	57,735	60,983
3.00%, 07/15/12 (n)	53,893	55,105
0.63%, 04/15/13 - 07/15/21 (n)	76,021	80,814
1.88%, 07/15/13 - 07/15/15, TBA (g) (n)	148,354	157,234
2.00%, 01/15/14 - 07/15/14 (n)	57,462	61,948
1.25%, 04/15/14 - 07/15/20, TBA (g) (n)	104,197	115,455
1.63%, 01/15/15 - 01/15/18, TBA (g) (n)	128,789	144,146
0.50%, 04/15/15 (n)	44,138	46,793
1.75%, 07/15/15, TBA (g) (n) (o)	2,174	2,592
2.00%, 01/15/16 - 01/15/26, TBA (g) (n)	128,914	152,420
0.13%, 04/15/16 (n)	1,572	1,661
0.13%, 04/15/16 - 01/15/22, TBA (g) (n)	265,677	274,532
2.63%, 07/15/17, TBA (g) (n)	33,395	40,150
1.88%, 07/15/19 (n)	10,085	11,986
1.38%, 01/15/20 (n) (o)	640	736
1.38%, 01/15/20, TBA (g) (n)	120,776	138,713
1.13%, 01/15/21 (n)	32,588	36,681
0.63%, 07/15/21, TBA (g) (n)	178,719	193,366
0.13%, 01/15/22 (n) (o)	619	634
2.38%, 01/15/25 - 01/15/27 (n)	131,715	168,169
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	142,174	181,752
1.75%, 01/15/28 (n)	76,299	90,993
3.63%, 04/15/28, TBA (g) (n)	75,737	111,754
2.50%, 01/15/29, TBA (g) (n)	81,492	107,557
3.88%, 04/15/29 (n)	11,996	18,479
3.88%, 04/15/29, TBA (g) (n)	54,553	84,037
2.13%, 02/15/40 - 02/15/41, TBA (g) (n)	97,199	128,035
2.13%, 02/15/41 (n)	2,184	2,880

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
United Kingdom Inflation Linked Treasury Bond, 1.88%, 11/22/22 (n), GBP	5,902	12,001
		2,511,204
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%
Federal Home Loan Mortgage Corp. - 0.3%
Federal Home Loan Mortgage Corp.
2.41%, 07/01/36 (i)	485	518
2.26%, 09/01/36 (i)	460	487
2.47%, 10/01/36 (i)	402	431
REMIC, 0.69%, 08/15/33 (i)	6,417	6,411
REMIC, 1.35%, 10/25/44 (i)	666	665
REMIC, 1.37%, 02/25/45 (i)	496	472
		8,984
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	5,907	6,329
2.22%, 11/01/35 (i)	127	134
5.61%, 03/01/36 (i)	305	326
5.81%, 06/01/36 (i)	118	128
REMIC, 0.30%, 07/25/37 (i)	417	399
REMIC, 0.92%, 02/25/41 (i)	6,508	6,509
		13,825
Government National Mortgage Association - 0.2%
Government National Mortgage Association REMIC, 0.54%, 03/20/37 (i)	6,064	6,039

Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,267	1,418
Total Government and Agency Obligations (cost $2,669,780)		2,679,716

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	558
Total Preferred Stocks (cost $500)		558

SHORT TERM INVESTMENTS - 52.1%
Federal Farm Credit Bank - 0.2% (v)
Federal Farm Credit Bank, 0.13%, 07/02/12	$6,300	6,299
Federal Home Loan Bank - 16.8% (v)
Federal Home Loan Bank
0.07%, 05/09/12 - 05/23/12	175,173	175,157
0.09%, 06/15/12 - 06/27/12	147,100	147,083
0.10%, 06/22/12	163,800	163,782
		486,022
Federal Home Loan Mortgage Corp. - 23.5% (v)
Federal Home Loan Mortgage Corp.
0.10%, 06/18/12	99,100	99,089
0.09%, 06/25/12 - 07/25/12	349,454	349,409
0.11%, 07/23/12 - 07/30/12	152,520	152,496
0.12%, 08/06/12	78,000	77,984
0.16%, 08/27/12	200	200
		679,178
Federal National Mortgage Association - 6.4% (v)
Federal National Mortgage Association
0.09%, 06/20/12 - 06/27/12	55,556	55,550
0.12%, 08/01/12	125,000	124,975
0.16%, 08/24/12	250	250
0.14%, 08/29/12	3,000	2,999
		183,774
Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	60,172	60,172

Treasury Securities - 3.1%
Japan Treasury Bill
0.00%, 05/07/12, JPY	6,710,000	81,060
0.00%, 05/14/12, JPY	600,000	7,248
U.S. Treasury Bill
0.15%, 09/13/12 (o)	$450	450
0.17%, 03/07/13 (o)	930	929
		89,687
Total Short Term Investments (cost $1,512,474)		1,505,132
Total Investments - 170.2% (cost $4,912,040)		4,914,600
Other Assets and Liabilities, Net - (70.2%) (o)		(2,027,101)
Total Net Assets - 100.0%		$2,887,499

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.5%
Access Group Inc., 1.86%, 10/27/25 (i)	$6,111	$6,114
American Home Mortgage Investment Trust REMIC, 2.24%, 02/25/45 (i)	316	257
Amortizing Residential Collateral Trust REMIC, 0.82%, 07/25/32 (i)	15	12
Arran Residential Mortgages Funding Plc
2.25%, 05/16/47 (i) (r), EUR	756	1,010
2.45%, 05/16/47 (i) (r), EUR	4,800	6,418
Asset Backed Securities Corp. Home Equity REMIC, 0.52%, 09/25/34 (i)	294	261
Banc of America Commercial Mortgage Inc. REMIC
5.73%, 05/10/45 (i)	2,000	2,273
5.63%, 06/10/49 (i)	2,830	3,143
Banc of America Funding Corp. REMIC, 2.67%, 05/25/35 (i)	413	412
Banc of America Large Loan Inc. REMIC, 1.99%, 11/15/13 (i) (r)	2,269	2,122
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	39	40
6.50%, 09/25/33	21	22
BCAP LLC
5.25%, 02/25/36 (r)	3,119	3,132
5.56%, 03/25/37 (r)	500	377
5.25%, 05/25/37 (r)	12,234	10,032
5.25%, 08/25/37 (r)	7,800	7,644
Bear Stearns Adjustable Rate Mortgage REMIC
2.95%, 11/25/30 (i)	2	3
2.89%, 02/25/33 (i)	12	10
5.70%, 02/25/33 (i)	10	10
2.63%, 04/25/33 (i)	67	64
2.85%, 01/25/34 (i)	262	263
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.81%, 11/25/34 (i)	1,300	1,101
3.21%, 11/25/34 (i)	368	364
3.08%, 03/25/35 (i)	2,842	2,801
Bear Stearns Alt-A Trust REMIC
2.81%, 05/25/35 (i)	638	503

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
2.83%, 09/25/35 (i)	396	263
Bear Stearns Asset Backed Securities Trust REMIC, 0.49%, 04/25/37 (i)	5,300	1,765
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (i)	700	792
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	323
Bear Stearns Structured Products Inc. REMIC
2.75%, 01/26/36 (i)	1,179	691
2.84%, 12/26/46 (i)	649	368
Chase Issuance Trust, 1.97%, 09/15/15 (i)	12,800	13,082
Chase Mortgage Finance Corp. REMIC, 5.28%, 12/25/35 (i)	5,451	5,179
Citigroup Mortgage Loan Trust Inc. REMIC
2.58%, 12/25/35 (i)	167	149
0.30%, 08/25/45 (i)	1,152	785
Commercial Mortgage Pass-Through Certificates REMIC, 5.31%, 12/10/46	2,100	2,348
Countrywide Alternative Loan Trust REMIC, 0.42%, 05/25/47 (i)	792	470
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.75%, 11/25/34 (i)	899	743
2.78%, 02/20/35 (i)	1,526	1,256
5.75%, 12/25/35	8,675	7,581
2.59%, 02/20/36 (i)	211	154
Credit Suisse Mortgage Capital Certificates REMIC
5.66%, 03/15/39 (i)	200	220
5.70%, 09/15/40 (i)	7,800	8,491
CS First Boston Mortgage Securities Corp. REMIC, 0.93%, 03/25/32 (i) (r)	22	17
CVS Pass-Through Trust, 6.94%, 01/10/30	363	418
Equity One ABS Inc., 0.80%, 11/25/32 (i)	134	108
European Loan Conduit, 1.21%, 05/15/19 (i), EUR	264	304
First American Alternative Mortgage Securities REMIC, 2.58%, 09/25/35 (i)	493	331
First Horizon Asset Securities Inc. REMIC
2.62%, 10/25/35 (i)	3,102	2,333
5.49%, 02/25/36 (i)	3,314	3,060
Galaxy CLO Ltd., 0.85%, 04/17/17 (i) (r)	3,324	3,259
Granite Master Issuer Plc
0.33%, 12/17/54 (i)	2,270	2,175
0.34%, 12/20/54 (i)	12,879	12,338
0.68%, 12/20/54 (i), EUR	4,737	6,066
REMIC, 0.38%, 12/20/54 (i) (r)	1,038	994
GreenPoint Mortgage Funding Trust REMIC, 0.32%, 01/25/47 (i)	50	49
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,100
4.80%, 08/10/42 (i)	100	108
GS Mortgage Securities Corp. II, 1.14%, 03/06/20 (i) (r)	1,488	1,477
GSR Mortgage Loan Trust REMIC
2.68%, 09/25/35 (i)	1,911	1,854
5.09%, 11/25/35 (i)	842	808
Harborview Mortgage Loan Trust REMIC
0.46%, 05/19/35 (i)	172	109
2.80%, 07/19/35 (i)	798	577
HSBC Home Equity Loan Trust REMIC, 0.53%, 01/20/34 (i)	1,097	1,006
IndyMac ARM Trust REMIC, 1.79%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.43%, 01/25/36 (i)	824	509
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 09/15/20 (r)	4,600	4,879
5.34%, 05/15/47	1,900	2,081
5.44%, 06/12/47 (e)	11,300	12,563
5.42%, 01/15/49	6,400	7,092
5.79%, 02/12/51 (i)	14,500	16,591
5.88%, 02/15/51 (i)	700	785
JPMorgan Mortgage Trust REMIC
5.01%, 02/25/35 (i)	230	232
5.75%, 01/25/36	351	329
Long Beach Mortgage Loan Trust REMIC, 0.80%, 10/25/34 (i)	34	27
MASTR Asset Backed Securities Trust REMIC
0.29%, 01/25/37 (i)	513	108
0.32%, 05/25/37 (i)	152	145
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	159	157
0.72%, 06/15/30 (i)	321	306
Merrill Lynch Mortgage Investors Inc. REMIC
2.39%, 05/25/33 (i)	606	582
0.45%, 02/25/36 (i)	409	295
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.97%, 07/12/17 (i)	10,700	11,844
5.49%, 03/12/51 (i)	1,500	1,615
Mid-State Trust REMIC, 8.33%, 04/01/30	7	7
MLCC Mortgage Investors Inc. REMIC
1.24%, 10/25/35 (i)	184	158
0.49%, 11/25/35 (i)	332	264
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.28%, 01/25/37 (i)	33	33
Morgan Stanley Capital I REMIC
0.30%, 10/15/20 (i) (r)	26	26
5.81%, 12/12/49 (e)	100	114
Morgan Stanley Re-REMIC Trust, 5.79%, 04/12/17 (i) (r)	800	902
Prime Mortgage Trust REMIC
0.64%, 02/25/19 (i)	4	4
0.64%, 02/25/34 (i)	57	52
RBSSP Resecuritization Trust, 0.49%, 02/26/37 (i) (r)	4,147	3,389
Securitized Asset Backed Receivables LLC Trust REMIC, 0.30%, 12/25/36 (i)	332	75
Sequoia Mortgage Trust REMIC, 0.59%, 10/19/26 (i)	53	49
SLM Student Loan Trust
0.86%, 01/25/15 (i)	31	31
2.89%, 12/16/19 (i) (r)	1,000	1,016
2.06%, 04/25/23 (i)	9,576	9,832
Structured Asset Mortgage Investments Inc. REMIC
0.90%, 09/19/32 (i)	68	61
0.49%, 07/19/35 (i)	797	707
0.37%, 03/25/37 (i)	1,471	852
Structured Asset Securities Corp. REMIC
2.54%, 02/25/32 (i)	2	2
0.82%, 01/25/33 (i)	9	7
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	479	553
Wachovia Bank Commercial Mortgage Trust REMIC
0.32%, 06/15/20 (i) (r)	1,480	1,401
0.33%, 09/15/21 (i) (r)	4,341	4,176

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.95%, 02/25/31 (i)	1	1
1.56%, 08/25/42 (i)	151	122
1.36%, 11/25/42 (i)	85	73
0.53%, 10/25/45 (i)	171	137
Wells Fargo Mortgage Backed Securities Trust REMIC
2.65%, 01/25/35 (i)	743	700
2.63%, 03/25/36 (i)	824	712
2.63%, 03/25/36 (i)	5,895	4,844
2.69%, 04/25/36 (i)	4,527	3,670
Total Non-U.S. Government Agency Asset-Backed Securities (cost $219,825)		225,649

CORPORATE BONDS AND NOTES - 22.8%
CONSUMER DISCRETIONARY - 0.1%
Comcast Corp.
5.88%, 02/15/18	400	473
6.45%, 03/15/37	400	479
Daimler Finance North America LLC, 1.67%, 09/13/13 (i) (r)	2,200	2,209
Volkswagen International Finance NV, 1.08%, 04/01/14 (i) (r)	400	399
		3,560
CONSUMER STAPLES - 0.5%
Altria Group Inc., 4.13%, 09/11/15 (e)	2,500	2,727
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18	100	118
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,554
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,058
6.13%, 02/01/18 (e)	1,400	1,680
6.88%, 02/01/38	600	753
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,430
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e) (r)	4,000	4,140
		21,460
ENERGY - 1.5%
El Paso Corp.
8.05%, 10/15/30	600	693
7.80%, 08/01/31 (e)	800	909
Gaz Capital SA
6.21%, 11/22/16 (r)	300	326
9.25%, 04/23/19	1,100	1,359
Gazprom International SA, 7.20%, 02/01/20	78	85
Gazprom OAO, 9.63%, 03/01/13	200	213
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	7,475
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,572
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	946
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	980	1,044
Peabody Energy Corp., 7.88%, 11/01/26	500	518
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,458
8.38%, 12/10/18 (e)	700	884
7.88%, 03/15/19 (e)	16,800	20,728
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,222
5.50%, 01/21/21	6,900	7,607
Petroleum Export Ltd. Term Loan B, 5.00%, 12/20/12 (f) (i)	1,378	1,365
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	538
TNK-BP Finance SA
7.50%, 07/18/16	1,600	1,804
7.88%, 03/13/18	500	583
7.25%, 02/02/20	1,000	1,158
Total Capital SA, 4.45%, 06/24/20	1,000	1,082
Transocean Inc., 4.95%, 11/15/15	700	748
		63,317
FINANCIALS - 17.5%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,673
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,996
Ally Financial Inc.
6.88%, 08/28/12 (e)	2,400	2,442
7.50%, 12/31/13 (e)	10,000	10,625
3.71%, 02/11/14 (i)	700	690
4.50%, 02/11/14	100	100
8.30%, 02/12/15 (e)	5,800	6,315
5.50%, 02/15/17 (e)	5,000	5,006
7.50%, 09/15/20 (e)	1,900	2,052
8.00%, 11/01/31 (e)	10,000	11,025
American Express Bank FSB
5.50%, 04/16/13	2,700	2,826
6.00%, 09/13/17	300	351
American Express Centurion Bank, 6.00%, 09/13/17	300	351
American Express Co., 7.00%, 03/19/18	1,900	2,333
American General Finance Corp., 4.88%, 07/15/12 (e)	500	485
American International Group Inc.
5.05%, 10/01/15 (e)	200	213
5.85%, 01/16/18 (e)	21,000	22,838
8.25%, 08/15/18	10,100	12,124
6.25%, 05/01/36 (e)	6,800	7,339
6.25%, 03/15/37 (e) (i)	800	720
8.18%, 05/15/58 (e) (i)	4,400	4,657
ANZ National International Ltd., 6.20%, 07/19/13 (e) (r)	2,200	2,309
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	19,934
Australia & New Zealand Banking Group Ltd., 2.13%, 01/12/14 (r)	6,400	6,477
Banco Santander Brazil SA, 2.57%, 03/18/14 (i) (r)	4,100	4,025
Banco Santander Chile SA, 1.81%, 04/20/12 (i) (r)	4,500	4,500
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,522
6.50%, 08/01/16	10,500	11,545
6.00%, 09/01/17 (e)	1,700	1,852
5.65%, 05/01/18	9,300	9,928
Bank of America NA
0.75%, 06/15/16 (i)	700	621
6.00%, 10/15/36	600	594
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	840
Bank of India, 6.25%, 02/16/21	3,100	3,097
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,897
Bank of Nova Scotia
1.65%, 10/29/15 (r)	2,200	2,235
1.95%, 01/30/17 (r)	200	202
Barclays Bank Plc
5.45%, 09/12/12 (e)	10,700	10,901
2.38%, 01/13/14 (e)	5,200	5,238

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
1.21%, 05/30/17 (i), EUR	1,000	1,317
6.05%, 12/04/17 (r)	1,600	1,645
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,236
6.50%, 03/10/21 (e) (r)	2,400	2,502
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (r)	4,100	3,546
BPCE SA, 2.38%, 10/04/13 (r)	900	885
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	4,292
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	817
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	9,800	9,893
Citigroup Inc.
5.50%, 08/27/12	1,500	1,527
5.63%, 08/27/12 (e)	1,000	1,017
5.30%, 10/17/12	600	612
5.50%, 04/11/13	13,900	14,425
5.85%, 07/02/13	400	418
5.50%, 10/15/14	10,900	11,695
4.88%, 05/07/15	3,500	3,629
6.00%, 08/15/17	4,000	4,447
8.50%, 05/22/19	1,000	1,233
6.13%, 08/25/36	1,700	1,634
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	2,300	2,318
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	14,415
Credit Suisse New York, 2.20%, 01/14/14 (e)	1,900	1,919
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (r)	2,300	2,380
Deutsche Bank AG London, 6.00%, 09/01/17	500	568
DNB Bank ASA, 3.20%, 04/03/17 (q)	1,700	1,707
Enel Finance International SA, 6.25%, 09/15/17 (r)	4,700	4,997
European Investment Bank
4.63%, 04/15/20, EUR	300	459
3.63%, 01/15/21, EUR	300	429
Export-Import Bank of Korea
5.88%, 01/14/15	9,700	10,579
5.13%, 06/29/20	1,400	1,501
Fifth Third Bancorp
0.89%, 12/20/16 (i)	1,400	1,295
8.25%, 03/01/38 (e)	10,200	13,540
Ford Motor Credit Co. LLC
7.50%, 08/01/12 (e)	2,800	2,842
7.00%, 10/01/13	500	533
7.00%, 04/15/15 (e)	1,900	2,075
5.63%, 09/15/15 (e)	3,900	4,147
5.88%, 08/02/21 (e)	300	324
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	668
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,137
10.50%, 03/25/14	200	228
General Electric Capital Corp.
6.88%, 01/10/39 (e)	30,200	37,295
5.50%, 09/15/67 (r), EUR	6,100	7,159
6.38%, 11/15/67 (e) (i)	3,200	3,264
Goldman Sachs Group Inc.
1.41%, 02/04/13 (i), EUR	20,300	26,919
1.38%, 05/23/16 (i), EUR	2,600	3,147
6.25%, 09/01/17 (e)	4,400	4,823
5.95%, 01/18/18	1,200	1,293
6.15%, 04/01/18	600	647
6.75%, 10/01/37	6,300	6,156
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	6,245
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	2,007
HSBC Holdings Plc
5.10%, 04/05/21	19,900	21,513
6.50%, 05/02/36	500	556
6.50%, 09/15/37	700	786
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,531
International Lease Finance Corp.
5.55%, 09/05/12	4,200	4,226
5.75%, 05/15/16 (e)	700	699
6.75%, 09/01/16 (r)	1,900	2,035
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (e) (m)	4,200	4,601
1.07%, 09/26/13 (i), EUR	100	133
3.15%, 07/05/16 (e)	3,900	4,020
6.00%, 01/15/18	1,100	1,272
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,691
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	302
Korea Development Bank, 8.00%, 01/23/14	1,200	1,323
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,052
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	162
7.87%, 12/17/19, GBP	1,900	2,568
11.04%, 03/19/20, GBP	3,600	5,839
6.44%, 05/23/20, EUR	3,100	3,225
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,370
8.88%, 02/07/20, EUR	1,200	1,445
Lehman Brothers Holdings Inc.
0.00%, 11/24/08 (c) (d)	4,800	1,404
0.00%, 11/10/09 (c) (d)	900	263
0.00%, 11/16/09 (c) (d)	400	117
0.00%, 07/18/11 (c) (d)	1,100	322
5.63%, 01/24/13 (c) (d)	1,000	295
6.20%, 09/26/14 (c) (d)	1,700	508
Lloyds TSB Bank Plc, 4.88%, 01/21/16 (e)	3,400	3,525
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	29,211
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	610
6.40%, 08/28/17 (e)	1,900	2,072
MetLife Inc., 6.40%, 12/15/36 (e) (i)	500	490
Morgan Stanley
3.01%, 05/14/13 (i)	4,000	4,030
6.25%, 08/28/17 (e)	1,200	1,264
5.95%, 12/28/17	1,800	1,853
7.30%, 05/13/19 (e)	200	215
MUFG Capital Finance Ltd., 6.30%, (callable at 100 beginning 01/25/17) (m), GBP	1,200	1,889
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,900	1,998
1.51%, 07/25/14 (i) (r)	2,300	2,308
National Bank of Canada, 2.20%, 10/19/16 (r)	400	411
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,599
Nationwide Life Global Funding I, 5.45%, 10/02/12 (e) (r)	16,200	16,457
Nordea Bank AB, 2.13%, 01/14/14 (r)	900	903
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	17,134
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	983
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900	981

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Principal Life Income Funding Trusts, 5.30%, 04/24/13	1,700	1,776
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (e) (m)	800	496
Regions Bank, 7.50%, 05/15/18 (e)	2,400	2,718
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (e) (m) (r)	300	312
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,711
Royal Bank of Scotland Plc
4.88%, 08/25/14 (r)	400	416
3.95%, 09/21/15	500	506
1.17%, 04/11/16 (i)	200	161
1.35%, 10/14/16 (i)	600	480
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,588
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,114
Santander US Debt SA Unipersonal, 2.99%, 10/07/13 (r)	8,800	8,758
Sberbank of Russia
4.95%, 02/07/17 (e) (q)	1,300	1,320
6.13%, 02/07/22 (e) (q)	700	718
SLM Corp.
5.13%, 08/27/12 (e)	500	504
3.13%, 09/17/12, EUR	2,500	3,321
1.21%, 06/17/13 (i), EUR	1,250	1,609
6.25%, 01/25/16	100	104
8.45%, 06/15/18 (e)	3,400	3,791
8.00%, 03/25/20 (e)	1,100	1,188
5.63%, 08/01/33	800	683
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	1,482
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,586
State Street Capital Trust III, 5.46%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,707
State Street Capital Trust IV, 1.47%, 06/15/37 (i)	200	147
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,032
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (r)	6,000	6,058
Svenska Handelsbanken AB, 1.47%, 09/14/12 (i) (r)	17,000	17,051
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (e) (l) (r)	500	515
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	1,955
TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	984
UBS AG
1.55%, 01/28/14 (i)	1,000	996
5.88%, 12/20/17	1,200	1,330
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	9,675
USB Capital IX, 3.50%, (callable at 100 beginning 04/15/11) (e) (m)	3,800	2,929
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	25,409
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,139
Wachovia Corp., 5.75%, 02/01/18	4,300	4,999
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	2,400	2,613
ZFS Finance USA Trust I, 5.88%, 05/09/32 (i) (r)	175	175
		714,911
HEALTH CARE - 0.3%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,746
AstraZeneca Plc, 5.90%, 09/15/17	600	719
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,658
		11,123
INDUSTRIALS - 0.4%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	796
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,848
Noble Group Ltd.
4.88%, 08/05/15 (e) (r)	1,000	997
6.75%, 01/29/20	2,600	2,561
Union Pacific Corp., 4.16%, 07/15/22	3,500	3,782
		16,984
INFORMATION TECHNOLOGY - 0.6%
Dell Inc., 4.70%, 04/15/13	3,600	3,749
International Business Machines Corp., 5.70%, 09/14/17	13,200	15,895
Oracle Corp., 5.75%, 04/15/18 (e)	4,100	4,984
		24,628
MATERIALS - 0.5%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	3,122
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,379
6.15%, 10/24/36 (r)	200	242
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,400	5,069
5.75%, 01/30/21 (r)	6,400	6,779
Nucor Corp., 5.75%, 12/01/17	2,400	2,869
Rohm & Haas Co., 6.00%, 09/15/17	900	1,036
Vale Overseas Ltd.
6.25%, 01/23/17	300	346
6.88%, 11/21/36	300	348
		22,190
TELECOMMUNICATION SERVICES - 0.2%
AT&T Inc.
4.95%, 01/15/13	2,000	2,068
5.50%, 02/01/18 (e)	2,000	2,356
6.30%, 01/15/38	1,400	1,646
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	304
4.75%, 02/16/21 (e) (r)	200	207
Qwest Corp., 7.63%, 06/15/15 (e)	800	927
		7,508
UTILITIES - 1.2%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,894
CMS Energy Corp., 5.05%, 02/15/18 (e)	2,300	2,416
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	15,500	16,430
Electricite de France SA
5.50%, 01/26/14 (e) (r)	1,600	1,716
6.95%, 01/26/39 (r)	1,300	1,543
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (e) (r)	500	480
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,288
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,662
7.75%, 01/20/20 (e) (r)	5,000	6,025
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,448
NV Energy Inc., 6.25%, 11/15/20 (e)	1,800	1,953

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	44
1.85%, 07/28/14, JPY	19,000	207
		48,106
Total Corporate Bonds and Notes (cost $883,002)		933,787

GOVERNMENT AND AGENCY OBLIGATIONS - 89.5%
GOVERNMENT SECURITIES - 40.8%
Federal Home Loan Mortgage Corp. - 0.2% (v)
Federal Home Loan Mortgage Corp.
5.25%, 04/18/16	400	468
2.50%, 05/27/16	800	850
2.00%, 08/25/16	1,200	1,247
5.50%, 08/23/17	1,900	2,312
4.88%, 06/13/18 (e)	1,100	1,312
		6,189
Federal National Mortgage Association - 0.2% (v)
Federal National Mortgage Association
5.00%, 02/13/17 - 05/11/17	4,500	5,310
5.38%, 06/12/17	3,900	4,696
		10,006
Municipals - 3.6%
Bay Area Toll Authority, Toll Bridge Revenue, RB, 7.04%, 04/01/50	3,400	4,526
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	769
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,183
California State University, 6.43%, 11/01/30	1,400	1,611
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,258
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	334
6.20%, 12/01/40	1,000	1,132
6.90%, 12/01/40 - 12/01/40	4,100	4,903
City of New York
5.52%, 10/01/37	7,630	8,881
6.27%, 12/01/37	6,560	8,374
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	10,342
County of Clark NV, 6.82%, 07/01/45	1,600	2,111
Fresno County, California Pension Bond (insured by National Public Finance Guarantee Corp.), 0.00%, 08/15/21 (j)	2,000	1,234
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,268
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,149
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	22,564
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,983
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	3,939
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	6,611
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,100
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,030
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,316
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,082
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,158
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,262
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,212
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,298
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	790	610
Santa Barbara Secondary High School District, 0.00%, 08/01/36 (j)	10,000	2,717
State of California
7.70%, 11/01/30	100	117
7.95%, 03/01/36	600	696
State of California Various Purpose Bond
7.50%, 04/01/34	600	762
5.65%, 04/01/39	600	629
7.55%, 04/01/39	600	778
State of Iowa, 6.75%, 06/01/34	4,100	4,706
State of Texas, 4.75%, 04/01/35	500	534
Texas State Transportation Commission, Highway Revenue Tolls, RB, 5.18%, 04/01/30	1,000	1,167
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	215	204
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,685	1,238
University of California, 6.55%, 05/15/48	1,500	1,881
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,730
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 0.00%, 12/01/20 (j)	1,400	1,106
		147,505
Sovereign - 4.9%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,391
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/21, BRL	3,162	1,729
Canada Government International Bond, 0.88%, 02/14/17 (e)	500	494
Canada Housing Trust No. 1
3.35%, 12/15/20 (r), CAD	7,500	8,014
3.80%, 06/15/21 (r), CAD	1,000	1,104
2.65%, 03/15/22 (r), CAD	800	805
Canada Housing Trust No. 2, 3.75%, 03/15/20 (r), CAD	11,700	12,915
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	218
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	1,983
Panama Government International Bond, 7.25%, 03/15/15	400	463
Province of British Columbia, Canada
3.25%, 12/18/21, CAD	200	205
4.30%, 06/18/42, CAD	200	229
Province of Ontario, Canada
1.60%, 09/21/16 (e)	76,800	77,456
4.30%, 03/08/17, CAD	2,600	2,870

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
4.50%, 12/01/17 - 12/01/18, CAD	1,200	1,342
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,739
5.50%, 06/02/18, CAD	700	824
4.40%, 06/02/19, CAD	2,400	2,676
4.00%, 06/02/21, CAD	10,200	11,026
4.25%, 12/01/21, CAD	8,900	9,761
3.15%, 06/02/22, CAD	21,200	21,285
4.70%, 06/02/37, CAD	6,100	7,183
4.60%, 06/02/39, CAD	1,700	1,988
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	600	670
3.50%, 12/01/22, CAD	18,800	19,312
Republic of Korea, 4.38%, 08/10/15	7,200	7,589
Russian Foreign Bond
3.63%, 04/29/15	500	520
3.25%, 04/04/17 (q)	2,800	2,801
Societe Financement de l’Economie Francaise, 2.13%, 05/20/12, EUR	300	401
		200,993
Treasury Inflation Index Securities - 3.1%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	3,027	3,494
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/16 - 01/15/22 (n)	3,209	3,293
1.38%, 01/15/20 (n)	7,652	8,788
1.25%, 07/15/20 (n)	17,149	19,583
1.13%, 01/15/21 (n)	7,875	8,864
0.63%, 07/15/21 (n)	3,520	3,808
2.38%, 01/15/25 - 01/15/27 (n)	27,729	35,452
2.00%, 01/15/26 (n)	19,871	24,353
1.75%, 01/15/28 (n)	216	258
3.63%, 04/15/28 (n)	3,644	5,376
2.50%, 01/15/29 (n)	9,502	12,541
3.88%, 04/15/29 (n)	1,930	2,974
		128,784
U.S. Treasury Securities - 28.8%
U.S. Treasury Note
1.25%, 03/15/14	58,300	59,320
0.25%, 03/31/14, TBA (g)	48,200	48,110
0.25%, 02/15/15	151,300	150,213
0.88%, 12/31/16 - 02/28/17	368,300	366,037
3.00%, 02/28/17 (o)	186,600	204,210
1.50%, 08/31/18 (o)	192,500	193,026
1.38%, 11/30/18	98,700	97,767
3.38%, 11/15/19	6,900	7,703
3.50%, 05/15/20	2,000	2,250
2.63%, 08/15/20 - 11/15/20	46,300	48,798
		1,177,434

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 48.7%
Federal Home Loan Mortgage Corp. - 3.0%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 01/01/38	4,728	5,232
1.00%, 03/08/17 (e)	19,600	19,328
1.25%, 05/12/17	3,600	3,595
2.38%, 01/13/22	1,200	1,178
5.50%, 05/01/26 - 08/15/40	15,511	16,887
2.59%, 07/01/27 (i)	1	1
4.50%, 09/01/38 - 06/01/41	31,237	33,141
4.50%, 04/15/41, TBA (g)	1,000	1,060
6.00%, 05/15/41, TBA (g)	28,000	30,809
REMIC, 0.39%, 07/15/19 (i)	610	608
REMIC, 4.74%, 08/15/19	1,533	1,529
REMIC, 7.00%, 05/15/23	195	226
REMIC, 0.69%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,881	9,645
REMIC, 0.28%, 12/25/36 (i)	1,355	1,348
REMIC, 1.37%, 02/25/45 (i)	79	76
		124,667
Federal National Mortgage Association - 45.2%
Federal National Mortgage Association
3.50%, 09/01/13 - 12/01/40	22,182	23,242
4.00%, 09/01/13 - 11/01/41	115,958	122,631
0.38%, 03/16/15	20,500	20,346
6.00%, 05/01/16 - 08/01/40	87,716	96,805
5.38%, 07/15/16	1,600	1,891
5.25%, 09/15/16	300	355
1.38%, 11/15/16	100	101
1.25%, 01/30/17 (e)	49,400	49,520
1.13%, 04/27/17	9,300	9,242
4.50%, 06/01/18 - 12/01/41	412,156	439,504
5.50%, 04/01/20 - 05/15/41, TBA (g)	145,600	158,588
4.50%, 05/01/20 - 04/15/42, TBA (g)	195,800	208,604
3.33%, 11/01/21	99	106
5.50%, 04/01/22 - 07/01/41	49,985	54,680
3.00%, 04/15/27 - 05/15/27, TBA (g)	170,000	175,745
3.50%, 04/15/27 - 05/15/42, TBA (g)	259,000	269,117
4.00%, 04/15/27 - 05/15/41, TBA (g)	50,000	52,463
6.50%, 07/01/29 - 02/01/37	170	193
5.00%, 02/01/34 - 01/01/39	85,995	92,996
6.00%, 04/15/34, TBA (g)	15,000	16,526
2.32%, 01/01/35 (i)	1,472	1,548
1.58%, 09/01/40 (i)	9	9
5.00%, 05/15/41, TBA (g)	30,000	32,353
1.38%, 06/01/43 (i)	447	450
REMIC, 5.00%, 04/25/33	345	384
REMIC, 2.49%, 05/25/35 (i)	107	110
REMIC, 0.69%, 09/25/35 (i)	3,381	3,372
REMIC, 0.55%, 04/25/37 (i)	1,613	1,606
REMIC, 0.30%, 07/25/37 (i)	756	723
REMIC, 0.74%, 06/25/39 (i)	16,353	16,332
REMIC, 6.50%, 12/25/42	65	73
REMIC, 0.59%, 03/25/44 (i)	435	422
		1,850,037
Government National Mortgage Association - 0.0%
Government National Mortgage Association
2.38%, 05/20/26 - 05/20/30 (i)	74	76
1.75%, 02/20/32 (i)	57	59
2.00%, 02/20/32 (i)	39	41
		176
Small Business Administration Participation Certificates - 0.5%
Small Business Administration Participation Certificates
6.29%, 01/01/21	16	18
5.13%, 09/01/23	38	42
5.52%, 06/01/24	843	947
5.29%, 12/01/27	760	851
5.16%, 02/01/28	8,406	9,448
5.49%, 03/01/28	7,501	8,477
		19,783
Total Government and Agency Obligations (cost $3,614,609)		3,665,574

PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (f)	128	32
Total Preferred Stocks (cost $0)		32

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
TRUST PREFERREDS - 0.5%

FINANCIALS - 0.5%
DG Funding Trust, 1.06%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,130
GMAC Capital Trust I, 8.13%	740	17,101
Total Trust Preferreds (cost $22,927)		20,231
SHORT TERM INVESTMENTS - 8.9%
Certificates of Deposit - 0.6%
Bank of Nova Scotia, 0.77%, 08/09/12 (i)	$7,600	7,604
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	14,955
		22,559
Commercial Paper - 0.1%
Itau Unibanco NY, 1.64%, 05/09/12	2,700	2,696
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	156,337	156,337
Treasury Securities - 4.4%
Japan Treasury Bill, 04/27/12, JPY	580,000	7,007
U.S. Treasury Bill
0.13%, 08/23/12 (o)	$22	22
0.12%, 08/30/12 (o)	28,561	28,547
0.14%, 09/06/12 (o)	31,200	31,183
0.15%, 09/13/12 (o)	28,700	28,683
0.14%, 09/20/12 (o)	38,900	38,875
0.13%, 09/27/12	19,400	19,387
0.14%, 10/18/12	16,100	16,088
0.11%, 01/10/13	3,866	3,861
0.15%, 02/07/13	1,680	1,678
0.17%, 03/07/13	6,200	6,190
		181,521
Total Short Term Investments (cost $363,799)		363,113
Total Investments - 127.2% (cost $5,104,162)		5,208,386
Other Assets and Liabilities, Net - (27.2%) (o)		(1,112,274)
Total Net Assets - 100.0%		$4,096,112

JNL/PPM America Floating Rate Income Fund (t)
CORPORATE BONDS AND NOTES - 8.4%
CONSUMER DISCRETIONARY - 2.1%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$874
Cablevision Systems Corp., 8.63%, 09/15/17	1,000	1,089
Delphi Corp., 6.13%, 05/15/21 (r)	1,000	1,065
Ford Motor Co., 7.45%, 07/16/31	1,000	1,222
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	879
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,057
MGM Resorts International, 11.13%, 11/15/17	1,000	1,131
Sally Holdings LLC, 6.88%, 11/15/19 (r)	137	146
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,050
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,099
		9,612
CONSUMER STAPLES - 0.1%
Post Holdings Inc., 7.38%, 02/15/22 (r)	213	223
ENERGY - 1.5%
Atwood Oceanics Inc., 6.50%, 02/01/20	1,000	1,050
Chesapeake Midstream Partners LP, 6.13%, 07/15/22 (r)	946	953
El Paso Corp., 7.80%, 08/01/31	1,000	1,137
Linn Energy LLC, 8.63%, 04/15/20	1,000	1,077
Peabody Energy Corp., 6.00%, 11/15/18 (r)	714	700
Tesoro Corp., 6.50%, 06/01/17	1,000	1,028
WPX Energy Inc., 6.00%, 01/15/22 (r)	1,000	1,000
		6,945
FINANCIALS - 1.4%
CIT Group Inc., 7.00%, 05/02/17 (r)	1,000	1,003
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,079
Genworth Financial Inc., 7.63%, 09/24/21	1,000	1,034
Host Hotels & Resorts LP, 5.25%, 03/15/22 (r)	1,000	995
International Lease Finance Corp., 6.25%, 05/15/19	1,000	987
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	1,000	1,057
		6,155
HEALTH CARE - 0.6%
Community Health Systems Inc., 8.00%, 11/15/19 (r)	714	739
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22	1,000	1,070
HCA Inc., 8.50%, 04/15/19	1,000	1,111
		2,920
INDUSTRIALS - 0.7%
BE Aerospace Inc., 8.50%, 07/01/18	1,000	1,105
DynCorp International Inc., 10.38%, 07/01/17	1,000	869
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,035
		3,009
INFORMATION TECHNOLOGY - 0.3%
First Data Corp., 7.38%, 06/15/19 (r)	483	492
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,039
		1,531
MATERIALS - 0.4%
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	945
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	875
		1,820
TELECOMMUNICATION SERVICES - 0.6%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,000	1,072
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,068
Sprint Capital Corp., 6.88%, 11/15/28	1,000	765
		2,905
UTILITIES - 0.7%
AES Corp., 7.38%, 07/01/21 (r)	1,000	1,105
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,060
Puget Energy Inc., 6.00%, 09/01/21	778	828
		2,993
Total Corporate Bonds and Notes (cost $37,682)		38,113

VARIABLE RATE SENIOR LOAN INTERESTS - 91.5% (i)
CONSUMER DISCRETIONARY - 26.0%
Acosta Inc. Term Loan, 4.80%, 02/22/18	2,348	2,344
Advantage Sales & Marketing 1st Lien Term Loan, 5.21%, 12/17/17	1,980	1,977

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Affinion Group Replacement Term Loan, 5.01%, 10/10/16	1,975	1,869
Allison Transmission Inc. Term Loan, 3.75%, 08/07/17	1,902	1,889
AMC Entertainment Inc. Term Loan, 3.96%, 12/15/16	1,974	1,953
AMC Networks Term Loan B, 4.07%, 04/10/12	2,488	2,480
Ameristar Casinos Term Loan B, 4.09%, 04/14/18	248	248
Amscan Holdings Inc. Term Loan
6.75%, 12/02/17	334	334
6.75%, 12/02/17	329	329
6.75%, 12/02/17	334	334
ARAMARK Corp. Extended Term Loan
3.39%, 01/26/14	185	184
3.59%, 07/26/16	2,815	2,802
Atlantic Broadband Term Loan B, 3.99%, 03/08/16	2,232	2,224
Autoparts Holdings Ltd. 1st Lien Term Loan
6.66%, 06/29/12	1,452	1,459
6.66%, 06/29/12	737	741
AutoTrader.com Inc. Term Loan B, 4.06%, 04/30/12	1,484	1,483
Bass Pro Group LLC Term Loan B
5.25%, 06/13/17	33	33
6.25%, 06/13/17	70	69
Bass Pro Group, LLC Term Loan B
5.25%, 06/13/17	895	893
5.47%, 06/15/17	1,490	1,488
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,500	1,514
Burger King Corp. Term Loan B, 4.50%, 10/19/16	1,910	1,907
Carmike Cinemas Inc. Initial Term Loan, 5.25%, 01/27/16	843	843
Cedar Fair LP U.S.Term Loan I, 3.98%, 12/15/17	1,959	1,960
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	2,500	2,478
Charter Communications Operating LLC Term Loan, 3.63%, 09/06/16	1,975	1,964
Cinemark USA Inc. Extended Term Loan
3.54%, 04/30/16	83	83
3.54%, 04/30/16	110	110
3.55%, 04/30/16	193	193
3.55%, 04/30/16	193	193
3.70%, 04/30/16	118	118
3.70%, 04/30/16	82	82
3.70%, 04/30/16	63	63
3.83%, 04/30/16	157	158
Clarke American Corp. Term Loan B
5.50%, 06/30/14	414	385
5.51%, 06/30/14	625	582
5.51%, 06/30/14	403	375
5.52%, 06/30/14	244	227
5.52%, 06/30/14	294	273
Cumulus Media Inc. Term Loan
5.86%, 07/31/18	650	653
7.72%, 07/31/18	1,344	1,350
Delphi Automotive LLC Term Loan B, 3.59%, 03/31/17	325	325
DineEquity Inc. Term Loan B-1, 4.31%, 10/19/17	548	548
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/15/18	855	859
FoxCo Acquisition Sub LLC Term Loan B, 4.84%, 07/14/15	2,215	2,212
FTD Group Inc. Term Loan, 4.88%, 04/19/12	1,990	1,965
Getty Images Inc. Term Loan B-1, 4.22%, 11/05/15	1,000	1,002
GNC Corp. Term Loan B, 4.30%, 03/04/18	1,170	1,166
Goodyear Engineered Products Delayed Draw Term Loan, 4.62%, 07/31/14	124	118
Goodyear Engineered Products Term Loan B, 4.87%, 07/31/14	1,850	1,759
Gymboree Corp. 1st Lien Term Loan, 5.35%, 02/23/18	1,099	1,039
Harbor Freight Tools USA Term Loan B, 6.48%, 12/17/17	1,969	1,982
Hargray 1st Lien Term Loan B
2.52%, 06/29/14	234	220
2.72%, 06/29/14	726	684
2.72%, 06/29/14	40	38
Harrahs Operating Co. Extended Term Loan B
5.33%, 01/28/18	918	798
5.34%, 01/28/18	82	71
Hupah Finance Inc. 1st Lien Term Loan, 6.25%, 12/30/19	2,250	2,263
Isle of Capri Casinos Inc. Term Loan B
4.79%, 03/22/17	80	80
4.80%, 03/22/17	1,893	1,897
J. Crew Group Inc. Term Loan
4.82%, 03/07/17	1,040	1,021
4.82%, 03/07/17	349	343
Jarden Corporation Term Loan B, 3.26%, 01/31/17	961	961
JRD Holdings Inc. Term Loan B, 2.47%, 07/02/14	866	866
Kabel Deutschland GmbH Term Loan F, 4.25%, 02/01/19	1,500	1,493
Knology Inc. Term Loan B, 4.04%, 08/28/17	2,378	2,357
Las Vegas Sands LLC Extended Term Loan B, 3.25%, 11/23/16	1,649	1,591
Las Vegas Sands LLC Delayed Draw Term Loan, 3.15%, 11/23/16	331	320
LIN Television Corp. Term Loan B, 5.00%, 12/31/18	750	753
Live Nation Entertainment Inc. Term Loan B, 4.46%, 11/05/16	1,980	1,977
Michaels Stores Extended Term Loan B-2
4.79%, 07/31/16	483	485
4.79%, 07/31/16	690	692
4.92%, 07/31/16	523	525
4.92%, 07/31/16	304	305
5.00%, 07/31/16	1,000	1,003
NDS Treasury LLC Term Loan B, 4.12%, 03/18/18	832	831
Neiman Marcus Group Senior Term Loan, 4.88%, 05/16/18	2,000	1,997
NPC International Inc. Term Loan B, 5.25%, 12/28/18	500	501
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.50%, 06/14/14	69	68
2.50%, 06/14/14	19	19
OSI Restaurant Partners LLC Term Loan B, 3.58%, 06/14/14	894	877
Penn National Gaming Inc. Term Loan B
3.80%, 06/29/12	13	13
3.80%, 07/16/12	475	475

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
PETCO Animal Supplies Inc. New Term Loan, 4.56%, 11/25/17	1,764	1,762
Pilot Travel Centers LLC Term Loan B, 4.37%, 03/30/18	943	944
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	1,000	1,003
Regal Cinemas Corp. Term Loan, 3.42%, 08/23/17	935	931
Reynolds Group Holdings Term Loan E
6.58%, 02/09/18	579	585
6.58%, 02/09/18	984	994
6.58%, 02/09/18	1,087	1,098
Roundy’s Supermarkets Inc. 1st Lien Term Loan, 5.75%, 02/24/19	1,000	1,006
Rovi Corporation Term Loan, 5.25%, 03/29/19	2,000	1,998
Sabre Inc. Term Loan
6.22%, 09/30/17	362	344
6.22%, 09/30/17	628	597
Sally Holdings LLC Term Loan B, 2.63%, 11/16/13	533	532
Savers Inc. Term Loan, 4.23%, 03/04/17	1,860	1,853
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	997	991
Schaeffler AG Term Loan C-2, 6.00%, 01/27/17	1,000	1,004
Scientific Games International Inc.
3.30%, 06/30/15	461	458
3.30%, 06/30/15	539	536
ServiceMaster Co. Delayed Draw Term Loan, 3.89%, 07/24/14	179	177
ServiceMaster Co. Term Loan
3.61%, 07/24/14	682	672
3.61%, 07/24/14	727	717
3.70%, 07/24/14	391	386
Sinclair Television Group Inc. Term Loan B-2
4.00%, 10/29/16	325	324
4.00%, 10/29/16	400	399
Sinclair Television Group Inc. Term Loan B-3, 3.58%, 10/29/16	775	773
Springs Window Fashions LLC Term Loan B, 6.37%, 05/31/17	1,430	1,390
TI Automotive Ltd. Term Loan, 7.75%, 04/01/18	1,500	1,503
Univision Communications First Lien Term Loan, 5.00%, 03/31/17	1,974	1,829
UPC Financing Partnership Term Loan X, 3.71%, 12/31/17	1,897	1,875
Visant Holding Corp. Term Loan B, 5.31%, 12/22/16	2,261	2,201
Warnaco Inc. Term Loan B, 3.81%, 06/17/18	498	494
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.44%, 06/30/14	198	188
2.44%, 06/30/14	791	752
Weather Channel Term Loan, 4.29%, 02/11/17	973	974
Weight Watchers International Inc. Term Loan F, 4.00%, 03/23/19	1,500	1,494
Wendy’s/Arby’s Restaurants, LLC Term Loan, 4.88%, 05/24/17	1,881	1,884
WideOpenWest Finance LLC 1st Lien New Term Loan, 4.75%, 06/28/14	—	—
WideOpenWest Finance LLC New Term Loan A
6.94%, 06/28/14	1,982	1,976
9.12%, 06/28/14	—	—
Windsor Quality Food Co. Ltd. Term Loan B, 5.15%, 02/09/17	670	640
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	1,000	1,002
		117,429
CONSUMER STAPLES - 3.2%
Del Monte New Term Loan B, 4.55%, 02/16/18	1,988	1,957
Dole Food Co. Inc. Term Loan B-2, 6.09%, 04/27/12	806	809
Dole Food Co. Inc. Term Loan C-2, 5.09%, 04/05/12	1,497	1,503
Dunkin Brands Inc. Term Loan B-2, 3.82%, 11/23/17	1,956	1,953
Michael Foods Group Inc. Term Loan B, 4.37%, 02/25/18	1,638	1,634
NBTY Inc. Term Loan B-1, 4.30%, 10/01/17	1,983	1,984
Spectrum Brands Inc. Term Loan
5.07%, 06/17/16	418	419
5.07%, 06/17/16	352	353
SUPERVALU Inc. Term Loan B-2, 3.77%, 10/05/15	2,114	2,101
Wm. Bolthouse Farms Inc. Term Loan B, 5.45%, 02/11/16	1,785	1,790
		14,503
ENERGY - 2.6%
Covanta Energy Corp. Term Loan B, 4.00%, 04/04/19	1,500	1,489
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	1,500	1,471
EquiPower Resources Holdings LLC Term Loan B, 5.95%, 01/26/18	1,927	1,802
Gibson Energy Corp. Term Loan, 5.88%, 06/15/18	2,239	2,243
Helix Energy Solutions Group Extended Term Loan
3.89%, 07/01/16	1,094	1,086
3.89%, 07/01/16	217	216
3.90%, 07/01/16	523	519
Hercules Offshore Term Loan, 7.50%, 07/11/13	916	914
Oxbow Carbon LLC Term Loan B-1
3.82%, 05/08/16	64	63
3.86%, 05/08/16	1,846	1,831
		11,634
FINANCIALS - 8.9%
Altegrity Inc. Term Loan, 3.11%, 02/21/15	1,453	1,387
AmWINS Group Inc. 1st Lien Term Loan
6.50%, 06/08/13	578	570
6.50%, 06/08/13	413	407
Asurion LLC 1st Lien Term Loan
5.70%, 06/01/18	437	433
5.70%, 06/01/18	1,031	1,021
Asurion LLC Term Loan
5.50%, 06/01/18	250	248
5.69%, 06/01/18	216	214
5.70%, 06/01/18	920	911
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,313	2,294
5.25%, 03/15/17	873	866
5.25%, 03/15/17	124	123
CB Richard Ellis Services Inc. Term Loan C, 3.58%, 04/30/12	1,114	1,106
CB Richard Ellis Services Inc. Term Loan D, 3.80%, 03/04/18	1,114	1,106
CNO Financial Group, Inc. Term Loan, 6.30%, 09/30/16	1,623	1,630

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
First American Payment Systems Term Loan
6.63%, 10/28/16	327	327
6.69%, 10/28/16	607	607
Goodman Global Inc. Initial Term Loan, 5.68%, 10/28/16	2,799	2,812
HarbourVest Partners, LP 1st Lien Term Loan, 6.11%, 12/25/16	838	839
Hub International Holdings, Inc. Delayed Draw Term Loan
2.75%, 06/13/14	83	82
2.75%, 06/13/14	176	173
2.75%, 06/13/14	104	102
Hub International Holdings, Inc. Term Loan B, 2.75%, 06/13/14	1,616	1,588
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,004
5.00%, 06/30/17	1,000	1,004
iPayment Inc. Term Loan B, 5.90%, 05/08/17	705	702
KIK Custom Products Inc. Canadian Term Loan, 2.50%, 05/31/14	139	123
KIK Custom Products Inc. U.S. Term Loan, 2.50%, 05/31/14	843	746
LPL Holdings Inc. Term Loan B, 4.00%, 03/26/19	2,000	1,997
Mondrian Investment Partners Ltd. Term Loan B, 5.81%, 06/29/12	1,491	1,493
Nielsen Finance LLC Term Loan C, 3.49%, 05/02/16	975	974
Nuveen Investments Inc. Extended Term Loan
5.99%, 05/13/17	544	543
5.99%, 05/13/17	54	54
6.05%, 05/13/17	402	401
6.10%, 05/13/17	368	368
6.22%, 05/13/17	1,632	1,629
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,011
Realogy Corp. Extended Term Loan
5.19%, 10/10/16	87	81
5.45%, 10/10/16	615	573
RPI Finance Trust Term Loan 2, 4.12%, 06/29/12	2,239	2,235
Sedgwick CMS Holdings Term Loan B-1, 5.07%, 12/31/16	516	513
Springleaf Finance Corp. Term Loan, 5.65%, 05/06/17	2,000	1,837
TransUnion LLC Term Loan, 4.83%, 02/11/18	1,990	2,005
West Corp. Term Loan B-4
4.54%, 07/15/16	439	440
4.58%, 07/15/16	295	295
4.63%, 07/15/16	258	258
West Corp. Term Loan B-5
4.54%, 07/15/16	225	225
4.58%, 07/15/16	408	408
4.63%, 07/15/16	360	360
		40,125
HEALTH CARE - 14.4%
Alere Inc. Term Loan B, 4.58%, 04/19/12	1,995	1,982
Ardent Medical Services Inc. Term Loan B, 6.50%, 09/15/15	1,995	1,980
Axcan Intermediate Holdings Inc. Term Loan
5.58%, 02/11/17	329	325
5.59%, 02/11/17	1,458	1,440
5.60%, 02/11/17	193	190
Carestream Health Inc. Term Loan, 5.14%, 02/23/17	1,940	1,894
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	1,000	999
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	1,832	1,805
4.02%, 01/25/17	97	95
Convatec Inc. Dollar Term Loan, 5.60%, 12/22/16	1,980	1,976
Da Vita Inc. Term Loan B, 4.24%, 10/20/16	1,980	1,985
Emdeon Business Services LLC Term Loan
6.75%, 10/31/18	34	35
6.75%, 10/31/18	50	51
6.75%, 10/31/18	349	354
6.75%, 10/31/18	846	857
6.75%, 10/31/18	221	223
Emergency Medical Services Corp. Term Loan, 5.38%, 05/05/18	496	496
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.06%, 06/15/18	333	333
Fenwal Inc. 1st Lien Term Loan B, 2.57%, 02/28/14	839	806
Fenwal Inc. Delayed Draw Term Loan, 2.57%, 02/28/14	144	138
Gentiva Health Services Inc. Term Loan B-1, 4.79%, 08/17/16	1,707	1,632
Golden Living Communities Term Loan B, 5.19%, 04/28/18	1,982	1,867
Grifols Inc. Term Loan B, 4.50%, 06/01/17	1,500	1,498
HCA Inc. Term Loan B-3, 3.68%, 05/01/18	2,000	1,957
HCR ManorCare Inc. Term Loan, 5.19%, 03/18/18	1,985	1,933
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	2,000	1,983
Iasis Healthcare Corp. Term Loan B, 5.13%, 05/05/18	1,980	1,979
IMS Health Inc. Dollar Term Loan B
4.48%, 08/26/17	474	474
4.50%, 08/26/17	142	142
4.50%, 08/26/17	548	548
Inventiv Health Inc. Term Loan B, 6.24%, 08/02/16	1,975	1,870
Kindred Healthcare Inc. Term Loan, 5.37%, 03/04/18	1,966	1,858
Kinetic Concepts Inc. Term Loan B, 7.00%, 10/20/18	750	764
Multiplan Inc. Term Loan
4.73%, 08/26/17	1,887	1,867
4.75%, 08/26/17	1,000	989
PTS Acquisition Corp. Dollar Term Loan, 3.51%, 04/13/14	1,979	1,950
Quintiles Transnational Corp. Term Loan B, 5.19%, 06/08/18	2,487	2,487
Radnet Management Inc. Term Loan B, 5.79%, 04/06/16	1,980	1,944
Select Medical Corp. Term Loan B, 5.70%, 06/01/18	2,239	2,181
Surgical Care Affiliates LLC Extended Term Loan, 4.98%, 06/29/12	982	937
Surgical Care Affiliates LLC Incremental Term Loan B, 5.70%, 06/29/12	498	473
Team Health Inc. Term Loan B, 3.81%, 06/29/12	1,493	1,462
The TriZetto Group Inc. Term Loan, 4.86%, 05/02/18	2,488	2,481
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 03/30/19	2,500	2,475

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Universal Health Services Term Loan B, 4.00%, 11/15/16	1,723	1,719
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 02/17/19	1,000	991
Valitas Health Services Inc. Term Loan B, 5.90%, 06/03/17	2,481	2,450
Vanguard Health Systems Term Loan B, 4.86%, 01/29/16	1,980	1,981
Warner Chilcott Co. LLC Term Loan B-1, 4.31%, 03/15/18	1,046	1,044
Warner Chilcott Co. LLC Term Loan B-2, 4.31%, 03/15/18	523	522
Warner Chilcott Co. LLC Term Loan B-3, 4.31%, 03/15/18	719	718
		65,140
INDUSTRIALS - 12.1%
ACCO Brands Corp. Term Loan B, 4.25%, 03/15/19	1,500	1,499
Avis Budget Car Rental LLC Term Loan, 4.25%, 03/30/19	3,000	2,989
BakerCorp Term Loan, 5.13%, 05/25/18	995	994
Bombardier Recreational Products Term Loan B
4.50%, 06/28/16	1,113	1,110
4.50%, 06/28/16	878	875
Brickman Group Holdings Term Loan B, 7.09%, 10/14/16	1,975	1,991
Capsugel Holdings US Inc. Term Loan
5.33%, 06/29/12	3	2
5.38%, 06/29/12	995	1,002
Colfax Corp. Term Loan B, 4.50%, 09/12/18	499	499
Ducommun Inc. Term Loan B, 5.72%, 06/29/12	1,493	1,489
Dyncorp International Inc. Term Loan, 6.11%, 07/07/16	1,468	1,466
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,091	2,078
Edwards Ltd. Extended Term Loan, 5.59%, 05/31/16	990	981
Edwards Ltd. Incremental Term Loan, 5.63%, 05/31/16	990	981
EnergySolutions LLC Term Loan B, 6.03%, 08/10/16	1,892	1,887
Genesys Term Loan
6.75%, 01/25/19	250	252
6.75%, 01/25/19	250	252
6.75%, 01/25/19	750	755
6.75%, 01/25/19	750	755
Hertz Corp. Term Loan B, 3.80%, 03/09/18	1,381	1,376
Huntington Ingalls Industries Inc. Term Loan A
2.75%, 03/11/16	59	59
2.75%, 03/11/16	334	332
2.75%, 03/11/16	223	221
3.06%, 03/11/16	—	—
Kar Holdings Inc. Term Loan, 5.14%, 06/15/17	1,982	1,985
Manitowoc Company Inc. Term Loan B, 4.38%, 11/12/17	1,245	1,241
Metaldyne LLC Term Loan, 5.32%, 05/18/18	1,985	1,984
Nortek Inc. Incremental Term Loan, 5.37%, 04/26/17	1,489	1,481
Novelis Inc. Term Loan, 3.78%, 03/10/17	1,985	1,977
Protection One Inc. Replacement Term Loan, 5.75%, 03/16/19	2,500	2,478
RBS Global & Rexnord LLC Term Loan B, 5.00%, 04/01/18	2,500	2,497
Sensata Technologies BV Term Loan B, 4.08%, 05/12/18	1,988	1,986
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.89%, 05/09/17	1,241	1,241
Sequa Corp. Incremental Term Loan, 7.00%, 12/03/14	249	250
Swift Transportation Co. Inc. Term Loan B-2
5.00%, 02/15/17	991	996
5.00%, 02/15/17	1,009	1,014
TASC Inc. Term Loan B, 4.51%, 05/04/17	2,150	2,120
TransDigm Inc. Incremental Term Loan, 4.00%, 02/14/17	1,070	1,070
TransDigm Inc. Term Loan
4.00%, 02/14/17	552	551
4.00%, 02/14/17	1,997	1,996
Transtar Industries Inc. 1st Lien Term Loan, 4.47%, 12/17/16	1,980	1,969
TriMas Corp. Term Loan
4.38%, 06/21/17	220	219
4.38%, 06/21/17	278	277
UCI International Inc. Term Loan, 5.44%, 03/23/17	1,980	1,986
Unifrax I LLC Term Loan Dollar Commitment, 7.00%, 11/23/18	500	505
ValleyCrest Companies LLC Term Loan A, 6.59%, 10/04/16	982	925
		54,593
INFORMATION TECHNOLOGY - 8.1%
Aeroflex Inc. Term Loan, 4.35%, 05/06/18	1,808	1,786
Attachmate Corp. Term Loan, 6.74%, 03/04/17	819	812
AVG Technologies NV Term Loan, 7.95%, 03/15/16	1,700	1,653
Commscope Inc. Term Loan, 4.25%, 01/14/18	2,486	2,480
DG FastChannel Inc. Term Loan B, 5.95%, 04/30/12	2,189	2,156
Epicor Software Corp. Term Loan B, 5.19%, 05/15/18	2,488	2,464
Fidelity National Information Solutions Inc. New Term Loan B, 4.25%, 07/18/16	575	576
First Data Corp. Term Loan, 5.37%, 03/24/18	1,697	1,545
First Data Corp. Term Loan B-3, 4.74%, 09/24/14	181	164
Freescale Semiconductor Inc. Term Loan B, 4.70%, 12/01/16	1,971	1,915
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/27/19	1,000	997
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	998	998
Information Resources Inc. Term Loan B, 5.00%, 11/16/17	995	993
Kronos Inc. Incremental Term Loan, 6.25%, 12/27/17	1,000	1,006
Kronos Incorporated 1st Lien Term Loan, 2.00%, 06/11/14	992	966
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	499	498
MoneyGram International Inc. Term Loan, 4.65%, 05/04/17	1,218	1,209
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	1,995	2,003
Nuance Communications Inc. Term Loan C, 3.40%, 04/30/12	987	986
NXP Funding LLC Term Loan B, 5.25%, 02/16/19	1,000	990
Reynolds & Reynolds Term Loan B, 3.87%, 04/11/18	1,235	1,232
Rovi Corp. Term Loan A, 2.98%, 02/07/16	475	474
Rovi Corp. Term Loan B, 4.09%, 02/07/18	496	495

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Skillsoft Plc Term Loan C, 6.50%, 05/19/17	1,247	1,246
SourceHOV Inc. Term Loan B, 7.21%, 04/29/17	1,493	1,361
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	715
SunGard Data Systems Inc. Term Loan B, 3.98%, 02/28/16	1,428	1,428
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	750	749
Verint Systems Inc. Term Loan, 4.64%, 04/29/17	2,481	2,474
		36,371
MATERIALS - 9.4%
Ashland Inc. Term Loan B, 3.75%, 07/23/12	995	994
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	1,000	1,011
Berry Plastics Corp. Term Loan, 3.21%, 04/03/15	2,309	2,252
BWAY Holding Corp. Replacement Term Loan B
4.37%, 02/23/18	88	88
4.37%, 02/23/18	1,604	1,601
4.37%, 02/23/18	138	138
4.39%, 02/23/18	18	18
Fairmount Minerals Ltd. Term Loan B, 5.33%, 03/15/15	2,302	2,303
General Chemical Holding New Term Loan B
4.55%, 10/06/15	1,849	1,842
5.31%, 10/06/15	4	4
Hexion US Term Loan C-1B, 4.19%, 05/05/15	2,065	2,041
Hexion US Term Loan C-2B, 4.31%, 05/05/15	880	870
Houghton International Inc. Term B-1, 6.84%, 01/31/16	1,971	1,971
Huntsman International LLC Term Loan C
1.55%, 06/30/16	53	52
2.48%, 06/30/16	1,947	1,906
JMC Steel Group Inc. Term Loan, 4.89%, 04/01/17	1,643	1,638
Momentive Performance Materials USA Inc. Term Loan, 3.50%, 05/05/15	1,000	954
NewPage Corp. Term Loan, 8.00%, 03/07/13	1,000	1,011
OM Group Inc. Term Loan B, 5.86%, 06/29/12	2,818	2,830
OMNOVA Solutions Inc. Term Loan, 5.60%, 04/25/17	1,975	1,978
Pelican Products Inc. Term Loan, 5.07%, 03/07/17	499	495
PolyOne Corp. Term Loan B
5.00%, 11/15/17	1,483	1,487
5.00%, 11/15/17	17	17
Sealed Air Corp. Term Loan, 4.75%, 10/13/18	493	498
Solutia Inc. Term Loan 1, 3.55%, 08/01/17	2,073	2,069
Styron S.A.R.L. LLC Term Loan B, 6.07%, 08/02/17	2,969	2,708
Taminco Global Chemical Corp. Term Loan, 6.25%, 02/02/19	500	503
Tronox Inc. Term Loan, 4.25%, 02/08/18	1,964	1,964
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	2,000	1,997
Univar Inc. Term Loan B, 5.03%, 06/30/17	2,817	2,820
Walter Energy Inc. Term Loan B
4.08%, 03/04/18	454	452
4.09%, 03/04/18	655	652
4.09%, 03/04/18	234	233
4.09%, 03/04/18	667	664
4.00%, 04/01/18	213	212
		42,273
TELECOMMUNICATION SERVICES - 4.4%
Alaska Communications Inc. Term Loan, 5.42%, 10/21/16	1,980	1,835
Crown Castle International Company Term Loan B, 4.00%, 01/31/19	1,995	1,986
Global Tel*Link Corp. Term Loan
7.00%, 12/09/17	1,906	1,901
7.00%, 12/09/17	94	94
Intelsat Jackson Holdings Term Loan B, 5.11%, 04/02/18	1,980	1,993
IPC Information Systems LLC 1st Lien Term Loan
2.49%, 07/31/17	700	688
2.49%, 07/31/17	226	222
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/18/18	2,000	2,018
nTelos Inc. Term Loan B, 4.06%, 08/07/15	1,227	1,220
SBA Senior Finance II LLC Term Loan, 3.83%, 06/29/12	998	992
Syniverse Holdings Inc. Term Loan, 5.13%, 12/21/17	1,975	1,980
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,500	2,495
Telesat LLC U.S. Term Loan I, 3.23%, 10/31/14	—	—
Time Warner Telecom Inc. Term Loan B-2, 3.50%, 12/30/16	1,995	1,989
TowerCo Finance LLC Term Loan, 5.40%, 02/02/17	248	248
		19,661
UTILITIES - 2.4%
Aes Corp. Term Loan B, 4.27%, 06/08/18	1,975	1,976
Calpine Corp. B-2 Term Loan, 4.66%, 04/01/18	498	495
Calpine Corp. Term Loan, 4.56%, 03/07/18	988	983
GenOn Energy Inc. Term Loan B, 6.05%, 04/30/12	1,987	1,963
NRG Energy Inc. Term Loan B
4.05%, 04/02/12	1,125	1,123
4.05%, 04/02/12	865	864
SunCoke Energy Inc. Incremental Term Loan B
4.00%, 07/26/18	220	219
4.00%, 07/26/18	23	23
5.25%, 07/26/18	1	1
SunCoke Energy Inc. Term Loan B, 4.01%, 07/31/18	2,244	2,235
Texas Competitive Electric Holdings Extended Term Loan, 7.39%, 10/10/17	1,923	1,067
		10,949
Total Variable Rate Senior Loan Interests (cost $415,402)		412,678
SHORT TERM INVESTMENTS - 3.6%
Investment Company - 3.6%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	16,318	16,318
Total Short Term Investments (cost $16,318)		16,318
Total Investments - 103.5% (cost $469,402)		467,109
Other Assets and Liabilities, Net - (3.5%)		(15,943)
Total Net Assets - 100.0%		$451,166

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 2.7%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,358	$1,517
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,248	1,355
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,387
Bear Stearns CMBS REMIC, 5.90%, 06/11/50 (i)	359	376
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.47%, 12/11/15 (i)	5,000	4,098
5.76%, 09/11/38 (i)	1,000	889
Citigroup Commercial Mortgage Trust REMIC, 5.70%, 06/10/17 (e) (i)	1,905	1,986
Continental Airlines Inc. Pass-Through Trust, 6.25%, 04/11/20	2,121	2,158
Credit Suisse Mortgage Capital Certificates REMIC
5.42%, 02/15/39 (i)	550	533
5.34%, 12/15/39	112	111
6.12%, 09/15/40 (i)	2,000	969
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,842
Delta Air Lines Inc. Pass-Through Trust
6.38%, 07/02/17	1,000	960
7.75%, 06/17/21	1,452	1,655
GS Mortgage Securities Corp. II REMIC, 5.66%, 11/10/39	5,000	3,001
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.50%, 02/12/17 (i)	2,000	1,499
5.46%, 03/15/17 (i)	3,000	2,847
6.06%, 02/15/51 (i)	1,011	678
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.90%, 06/12/46 (i)	515	548
United Air Lines Inc., 10.40%, 11/01/16	2,974	3,394
Wachovia Bank Commercial Mortgage Trust REMIC
6.03%, 06/15/45 (i)	5,000	3,317
5.99%, 05/15/46 (i)	5,000	4,195
Total Non-U.S. Government Agency Asset-Backed Securities (cost $37,402)		40,315

CORPORATE BONDS AND NOTES - 87.6%
CONSUMER DISCRETIONARY - 21.6%
Affinion Group Holdings Inc., 11.63%, 11/15/15	5,229	4,732
Allbritton Communications Co., 8.00%, 05/15/18 (e)	2,929	3,127
Allison Transmission Inc., 7.13%, 05/15/19 (r)	2,419	2,504
AMC Entertainment Inc., 9.75%, 12/01/20	6,429	6,059
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	4,032
Ameristar Casinos Inc., 7.50%, 04/15/21 (e)	4,747	4,978
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	1,670
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,268
Beazer Homes USA Inc.
9.13%, 06/15/18 (e)	1,000	874
9.13%, 05/15/19 (e)	6,909	5,942
Belo Corp., 7.25%, 09/15/27 (e)	3,000	2,873
Boyd Gaming Corp., 9.13%, 12/01/18 (e)	3,183	3,314
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	510
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,089
7.75%, 04/15/18	512	535
8.00%, 04/15/20 (e)	313	331
Caesars Operating Escrow LLC, 8.50%, 02/15/20 (e)	3,769	3,835
CCO Holdings LLC
7.00%, 01/15/19	3,143	3,332
6.50%, 04/30/21 (e)	5,000	5,175
CityCenter Holdings LLC, 7.63%, 01/15/16 (e)	4,709	4,968
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e)	820	882
Crown Media Holdings Inc., 10.50%, 07/15/19	1,800	1,967
Delphi Corp., 6.13%, 05/15/21 (e) (r)	9,098	9,689
Dollar General Corp., 11.88%, 07/15/17	1,373	1,490
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,156
Dynacast International LLC, 9.25%, 07/15/19 (r)	4,000	4,180
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,549
Ford Motor Co., 7.45%, 07/16/31 (e)	14,000	17,115
Gymboree Corp., 9.13%, 12/01/18 (e)	2,000	1,845
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	407
6.38%, 12/15/20 (e)	1,100	1,130
Harrah’s Operating Co. Inc.
5.38%, 12/15/13	4,500	4,072
10.75%, 02/01/16	1,000	873
11.25%, 06/01/17	1,291	1,407
10.00%, 12/15/18	2,000	1,545
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,343
J.C. Penney Co. Inc.
6.88%, 10/15/15 (e)	1,000	1,080
5.65%, 06/01/20 (e)	2,488	2,432
6.38%, 10/15/36	511	449
Jarden Corp., 6.13%, 11/15/22 (e)	857	898
Kabel BW Erste Beteiligungs GmbH, 7.50%, 03/15/19 (e) (r)	8,159	8,812
Lear Corp.
7.88%, 03/15/18	1,591	1,734
8.13%, 03/15/20 (e)	955	1,065
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,065
7.63%, 05/15/20 (e)	1,812	1,916
Libbey Glass Inc., 10.00%, 02/15/15	519	555
Limited Brands Inc., 5.63%, 02/15/22	1,452	1,465
Live Nation Entertainment Inc., 8.13%, 05/15/18 (r)	574	611
Ltd Brands Inc., 6.63%, 04/01/21	5,960	6,459
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,367
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,484
MGM Resorts International
6.75%, 04/01/13 (e)	2,600	2,681
7.63%, 01/15/17	2,925	3,020
11.38%, 03/01/18	2,000	2,378
8.63%, 02/01/19 (e) (r)	5,000	5,362
9.00%, 03/15/20	329	366
MTR Gaming Group Inc., 11.50%, 08/01/19 (e)	6,030	5,970
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	10,951	10,403
NCL Corp. Ltd.
9.50%, 11/15/18 (r)	1,500	1,616
9.50%, 11/15/18 (e)	920	991
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,378

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,055
10.50%, 08/01/13 (i)	808	830
Nielsen Finance LLC
11.50%, 05/01/16	288	332
7.75%, 10/15/18	3,019	3,328
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	4,707
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,848
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e)	3,125	3,430
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	353
Pinnacle Entertainment Inc., 7.75%, 04/01/22 (e)	3,889	4,074
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	6,616	6,583
QVC Inc., 7.50%, 10/01/19 (r)	2,649	2,907
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,520
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,780
Sally Holdings LLC, 6.88%, 11/15/19 (e) (r)	1,380	1,470
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,400
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,799
6.54%, 10/01/20 (r)	2,000	2,012
ServiceMaster Co.
10.75%, 07/15/15 (r)	1,899	1,996
8.00%, 02/15/20 (e) (r)	4,125	4,393
Seven Seas Cruises S. DE R.L. LLC, 9.13%, 05/15/19 (r)	3,500	3,552
Shea Homes LP, 8.63%, 05/15/19 (r)	6,338	6,592
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,150
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (e) (r)	6,500	4,696
Sirius XM Radio Inc.
8.75%, 04/01/15 (e) (r)	3,000	3,405
9.75%, 09/01/15 (r)	1,000	1,080
Standard Pacific Corp.
8.38%, 05/15/18 (e)	983	1,046
8.38%, 01/15/21 (e)	1,000	1,050
Station Casinos Inc.
6.50%, 02/01/14 (c) (d) (f)	1,000	—
6.88%, 03/01/16 (c) (d) (f)	2,175	—
6.63%, 03/15/18 (c) (d) (f)	50	—
Tenneco Inc.
7.75%, 08/15/18	508	549
6.88%, 12/15/20 (e)	2,211	2,377
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,211
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,255
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,624
8.88%, 12/01/17 (r)	2,000	2,210
Universal City Development Partners Ltd.
8.88%, 11/15/15	546	593
10.88%, 11/15/16 (e)	271	323
Univision Communications Inc., 8.50%, 05/15/21 (e) (r)	7,355	7,281
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,738
Virgin Media Finance Plc
9.50%, 08/15/16	2,000	2,255
8.38%, 10/15/19	2,319	2,597
5.25%, 02/15/22 (e)	1,718	1,703
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,528
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,735
WMG Holdings Corp., 13.75%, 10/01/19 (r)	3,000	3,037
Wynn Las Vegas LLC
7.75%, 08/15/20 (e)	1,680	1,846
5.38%, 03/15/22 (e) (r)	5,000	4,875
YCC Holdings LLC, 10.25%, 02/15/16	947	965
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (r)	3,635	3,899
		322,344
CONSUMER STAPLES - 4.3%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,550
Burger King Holdings Inc., 4.24%, 04/15/19 (e) (k)	6,700	4,799
Del Monte Corp., 7.63%, 02/15/19 (e)	4,950	4,925
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	362
New Albertson’s Inc.
7.75%, 06/15/26 (e)	1,000	810
8.00%, 05/01/31 (e)	1,000	758
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	5,945
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (r)	1,538	1,515
9.88%, 08/15/19 (e) (r)	5,130	5,245
9.88%, 08/15/19 (e) (r)	6,000	6,135
6.88%, 02/15/21 (r)	1,435	1,485
8.50%, 02/15/21 (r)	4,000	3,760
Rite Aid Corp.
9.50%, 06/15/17	3,000	3,008
10.25%, 10/15/19	1,000	1,151
9.25%, 03/15/20 (r)	6,154	6,216
8.00%, 08/15/20 (e)	2,000	2,303
Smithfield Foods Inc., 10.00%, 07/15/14	857	1,003
Spectrum Brands Holdings Inc.
9.50%, 06/15/18	2,070	2,334
9.50%, 06/15/18 (r)	1,582	1,784
Spectrum Brands Inc., 6.75%, 03/15/20 (e) (r)	2,239	2,261
Toys R Us Property Co. I LLC, 10.75%, 07/15/17 (e)	3,000	3,285
Tyson Foods Inc., 10.50%, 03/01/14	929	1,078
Yankee Acquisition Corp.
8.50%, 02/15/15	2,000	2,050
9.75%, 02/15/17 (e)	250	259
		64.021
ENERGY - 14.4%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	9,922	8,955
Arch Coal Inc., 7.25%, 06/15/21 (e) (r)	9,090	8,385
Atwood Oceanics Inc., 6.50%, 02/01/20	2,114	2,220
Aurora USA Oil & Gas Inc., 9.88%, 02/15/17	3,125	3,250
Bill Barrett Corp.
7.63%, 10/01/19 (e)	1,650	1,675
7.00%, 10/15/22 (e)	3,475	3,353
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,816
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (r)	1,982	2,022
Calumet Specialty Products Partners LP
9.38%, 05/01/19	4,766	4,957
9.38%, 05/01/19	3,125	3,250
Chaparral Energy Inc., 9.88%, 10/01/20	3,636	4,054
Chesapeake Energy Corp.
6.88%, 08/15/18 (e)	1,824	1,879
6.13%, 02/15/21 (e)	4,433	4,389
Chesapeake Midstream Partners LP
5.88%, 04/15/21 (r)	1,320	1,313

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.13%, 07/15/22 (e) (r)	9,462	9,533
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (r)	2,398	2,380
Cimarex Energy Co., 5.88%, 05/01/22	8,377	8,482
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	1,990	2,075
Consol Energy Inc.
8.00%, 04/01/17	718	748
8.25%, 04/01/20	1,191	1,245
6.38%, 03/01/21	667	637
Copano Energy LLC, 7.13%, 04/01/21	2,146	2,259
Denbury Resources Inc.
9.75%, 03/01/16	1,251	1,373
6.38%, 08/15/21 (e)	2,302	2,434
Dresser-Rand Group Inc., 6.50%, 05/01/21 (e)	2,100	2,194
El Paso Corp.
7.80%, 08/01/31	2,460	2,796
7.75%, 01/15/32	3,430	3,906
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	7,000	7,822
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	937
7.03%, 01/15/68 (i)	3,700	3,977
Gulfmark Offshore Inc., 6.38%, 03/15/22 (e) (r)	1,652	1,660
Hilcorp Energy Co., 8.00%, 02/15/20 (e) (r)	2,000	2,160
Holly Corp., 9.88%, 06/15/17	1,000	1,115
Hornbeck Offshore Services Inc.
8.00%, 09/01/17 (e)	3,000	3,150
5.88%, 04/01/20 (e) (r)	3,871	3,881
Kodiak Oil & Gas Corp., 8.13%, 12/01/19	2,229	2,357
Linn Energy LLC
6.50%, 05/15/19 (r)	3,572	3,501
6.25%, 11/01/19 (e)	4,000	3,880
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (r)	4,444	4,650
MarkWest Energy Partners LP
8.75%, 04/15/18 (e)	1,517	1,661
6.25%, 06/15/22	3,913	4,109
Newfield Exploration Co., 6.88%, 02/01/20 (e)	3,430	3,593
NXP BV, 9.75%, 08/01/18 (e) (r)	2,000	2,260
Overseas Shipholding Group Inc, 7.50%, 02/15/24	3,000	1,991
Peabody Energy Corp., 6.00%, 11/15/18 (r)	2,143	2,100
Penn Virginia Corp., 7.25%, 04/15/19 (e)	2,306	1,983
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,404
Plains Exploration & Production Co.
6.63%, 05/01/21	2,445	2,592
6.75%, 02/01/22 (e)	3,792	3,963
Precision Drilling Corp., 6.63%, 11/15/20 (e)	4,650	4,871
Pride International Inc., 6.88%, 08/15/20	2,970	3,622
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,282
Quicksilver Resources Inc.
11.75%, 01/01/16 (e)	1,944	2,056
7.13%, 04/01/16 (e)	3,428	3,154
Range Resources Corp., 5.75%, 06/01/21	5,144	5,401
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	3,556	3,600
SandRidge Energy Inc.
8.00%, 06/01/18 (e) (r)	1,160	1,183
8.75%, 01/15/20 (e)	1,275	1,320
7.50%, 03/15/21 (e)	2,049	2,018
SESI LLC, 7.13%, 12/15/21 (e) (r)	3,571	3,857
Swift Energy Co., 7.88%, 03/01/22 (e) (r)	3,842	3,957
Targa Resources Partners LP
8.25%, 07/01/16 (e)	1,000	1,052
6.88%, 02/01/21	1,342	1,396
6.38%, 08/01/22 (e) (r)	2,637	2,677
Teekay Corp., 8.50%, 01/15/20	459	476
Tesoro Corp.
6.50%, 06/01/17	2,000	2,055
9.75%, 06/01/19 (e)	378	431
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	2,000	435
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,314
WPX Energy Inc., 6.00%, 01/15/22 (e) (r)	6,647	6,647
		214,130
FINANCIALS - 9.6%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,451
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	3,702
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,538
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,878
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	10,000	10,025
7.00%, 05/02/17 (e) (r)	11,000	11,027
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,050	2,069
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,348	3,448
CNH Capital LLC, 6.25%, 11/01/16 (r)	2,778	2,979
CNO Financial Group Inc., 9.00%, 01/15/18 (e) (r)	1,242	1,341
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	13,098	13,568
Genworth Financial Inc.
8.63%, 12/15/16	1,416	1,589
7.63%, 09/24/21	5,075	5,250
Host Hotels & Resorts LP
5.88%, 06/15/19 (e)	5,000	5,269
6.00%, 10/01/21 (e) (r)	1,316	1,405
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,287
8.75%, 03/15/17 (e)	6,179	6,874
5.88%, 04/01/19	6,000	5,799
6.25%, 05/15/19 (e)	2,490	2,458
8.25%, 12/15/20 (e)	3,003	3,304
8.63%, 01/15/22 (e)	3,000	3,335
Liberty Mutual Group Inc., 7.80%, 03/15/37 (e) (i) (r)	2,300	2,242
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	6,000	5,385
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	839
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,083
SLM Corp.
6.25%, 01/25/16	6,715	6,984
7.25%, 01/25/22	4,324	4,518
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,900
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	5,481
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,094
UPCB Finance V Ltd., 7.25%, 11/15/21 (e) (r)	1,905	2,014
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	2,424	2,503
Washington Mutual Bank, 6.88%, 06/15/13 (c) (d) (f)	1,500	3
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,115
Weyerhaeuser Co., 7.38%, 03/15/32	3,000	3,196
		142,953
HEALTH CARE - 6.0%
American Renal Holdings, 8.38%, 05/15/18 (e)	427	454

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Biomet Inc., 10.38%, 10/15/17	2,000	2,155
Community Health Systems Inc.
8.88%, 07/15/15 (e)	809	838
8.00%, 11/15/19 (e) (r)	7,294	7,531
DJO Finance LLC, 7.75%, 04/15/18 (e)	5,921	4,855
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20	2,260	2,418
7.25%, 01/15/22	2,124	2,273
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,507
5.75%, 02/15/21 (r)	3,667	3,795
HCA Inc.
6.25%, 02/15/13	2,234	2,293
5.75%, 03/15/14	3,561	3,695
6.50%, 02/15/16 (e)	4,000	4,260
6.50%, 02/15/20	6,571	6,900
Health Management Associates Inc., 7.38%, 01/15/20 (e) (r)	2,182	2,226
IASIS Healthcare LLC, 8.38%, 05/15/19 (e)	2,800	2,723
Immucor Inc., 11.13%, 08/15/19	2,400	2,667
Mylan Inc., 7.88%, 07/15/20 (e) (r)	2,216	2,471
Omnicare Inc., 7.75%, 06/01/20	2,032	2,255
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,389
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,600	3,780
Radnet Management Inc., 10.38%, 04/01/18	5,000	4,975
Res-Care Inc., 10.75%, 01/15/19	3,555	3,928
Tenet Healthcare Corp., 6.25%, 11/01/18 (e) (r)	3,000	3,097
Valeant Pharmaceuticals International
6.75%, 10/01/17 (e) (r)	2,804	2,839
6.88%, 12/01/18 (e) (r)	2,642	2,662
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,773
7.75%, 02/01/19 (e) (r)	5,000	4,975
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	544
		89,278
INDUSTRIALS - 9.0%
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	2,925
Aircastle Ltd.
9.75%, 08/01/18 (e)	5,000	5,575
9.75%, 08/01/18 (r)	1,000	1,110
American Commercial Lines Inc., 10.63%, 02/15/16 (e) (r)	4,691	4,703
ARAMARK Corp.
4.05%, 02/01/15 (e) (i)	220	218
8.63%, 05/01/16 (r)	4,967	5,091
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,688
Avis Budget Car Rental LLC, 9.75%, 03/15/20	4,200	4,588
Blue Merger Sub Inc., 8.25%, 06/01/19 (r)	3,333	3,433
Bombardier Inc.
7.50%, 03/15/18 (e) (r)	2,730	3,003
5.75%, 03/15/22 (r)	4,000	3,890
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,474
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,449
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,563
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	2,080
Ducommun Inc., 9.75%, 07/15/18	5,081	5,386
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,619	5,750
EnergySolutions Inc., 10.75%, 08/15/18	5,150	5,317
FGI Operating Co. Inc., 10.25%, 08/01/15 (e)	571	614
Florida East Coast Railway Corp.
8.13%, 02/01/17 (e)	2,296	2,342
10.50%, 08/01/17	2,961	2,369
Hertz Corp., 6.75%, 04/15/19 (e)	7,188	7,440
Interactive Data Corp., 10.25%, 08/01/18	730	825
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,165
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,462
Jaguar Holding Co. II, 9.50%, 12/01/19 (r)	2,800	3,038
L-3 Communications Corp., 6.38%, 10/15/15	500	512
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	1,880
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	1,782	1,960
Masco Corp., 5.95%, 03/15/22 (e)	4,706	4,717
Monitronics International Inc., 9.13%, 04/01/20 (r)	2,778	2,813
Nortek Inc., 8.50%, 04/15/21 (e)	2,150	2,129
Owens Corning, 9.00%, 06/15/19	1,383	1,707
Polymer Group Inc., 7.75%, 02/01/19 (e)	530	558
Spirit Aerosystems Inc., 7.50%, 10/01/17 (e)	485	523
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (e) (r)	4,838	5,092
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,352
Trimas Corp., 9.75%, 12/15/17	2,500	2,762
UR Financing Escrow Corp., 7.63%, 04/15/22 (e) (r)	6,372	6,547
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,132
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	2,075
		134,257
INFORMATION TECHNOLOGY - 3.3%
Equinix Inc., 7.00%, 07/15/21	5,250	5,762
First Data Corp.
7.38%, 06/15/19 (e) (r)	7,004	7,135
8.25%, 01/15/21 (r)	2,813	2,750
12.63%, 01/15/21 (e)	1,813	1,818
Freescale Semiconductor Inc., 10.75%, 08/01/20	5,321	5,973
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,551
Lawson Software Inc., 9.38%, 04/01/19	2,286	2,360
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	701
Seagate HDD Cayman, 7.75%, 12/15/18 (e)	4,734	5,184
Seagate Technology Plc, 7.00%, 11/01/21 (r)	1,388	1,492
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	1,966
SunGard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,612
Unisys Corp., 12.75%, 10/15/14 (e) (r)	257	287
Viasat Inc.
8.88%, 09/15/16	628	681
6.88%, 06/15/20 (r)	5,243	5,374
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,150
		48,796
MATERIALS - 8.6%
AEP Industries Inc., 8.25%, 04/15/19	1,200	1,260
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	1,735
Aperam, 7.38%, 04/01/16 (r)	3,000	2,933
Ardagh Packaging Finance Plc
7.38%, 10/15/17 (r)	758	813
9.13%, 10/15/20 (e) (r)	4,176	4,374
Atkore International Inc., 9.88%, 01/01/18 (e)	4,000	4,190
Ball Corp.
6.75%, 09/15/20	5,000	5,475
5.75%, 05/15/21	410	436
Berry Plastics Corp., 9.75%, 01/15/21 (e)	4,000	4,370

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Building Materials Corp. of America, 7.50%, 03/15/20 (r)	1,172	1,242
BWAY Holdings Co., 10.00%, 06/15/18	967	1,061
BWAY Parent Co. Inc., 10.13%, 11/01/15 (e)	3,340	3,348
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,876
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	6,402
Cemex SAB de CV, 9.00%, 01/11/18 (e) (r)	1,552	1,463
Crown Americas LLC, 6.25%, 02/01/21	6,176	6,639
Exopack Holding Corp., 10.00%, 06/01/18	6,000	6,300
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	2,775
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	5,497	5,497
8.25%, 11/01/19 (e) (r)	9,859	10,352
Graphic Packaging International Corp., 7.88%, 10/01/18	475	526
Hanson Ltd., 6.13%, 08/15/16 (e)	1,231	1,320
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,862
Hexion US Finance Corp.
8.88%, 02/01/18 (e)	1,641	1,698
9.00%, 11/15/20 (e)	1,143	1,063
Huntsman International LLC, 8.63%, 03/15/20 (e)	769	859
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,644	1,739
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	6,000	5,670
Lyondell Chemical Co., 8.00%, 11/01/17	1,414	1,587
LyondellBasell Industries NV, 6.00%, 11/15/21 (e) (r)	2,364	2,482
Mercer International Inc., 9.50%, 12/01/17 (e)	2,000	2,070
Methanex Corp., 5.25%, 03/01/22	4,882	4,969
Mirabela Nickel Ltd., 8.75%, 04/15/18 (e) (r)	2,847	2,448
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	8,857	7,750
Novelis Inc., 8.75%, 12/15/20 (e)	1,728	1,892
Omnova Solutions Inc., 7.88%, 11/01/18 (e)	3,066	2,936
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,245
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,736
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f)	100	—
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,313
8.38%, 09/15/21 (e) (r)	1,017	1,143
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	578
Verso Paper Holdings LLC
11.38%, 08/01/16 (e)	1,000	638
11.75%, 01/15/19 (r)	2,821	2,906
8.75%, 02/01/19	5,583	3,071
		128,042
TELECOMMUNICATION SERVICES - 5.7%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,955
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	5,312	4,960
Clearwire Communications LLC
14.75%, 12/01/16 (e) (r)	1,000	1,095
12.00%, 12/01/17 (e) (r)	8,167	7,269
Frontier Communications Corp.
8.25%, 04/15/17 (e)	938	1,008
8.13%, 10/01/18 (e)	882	933
7.13%, 03/15/19 (e)	620	622
8.50%, 04/15/20 (e)	3,244	3,414
8.75%, 04/15/22 (e)	1,295	1,366
Hughes Satellite Systems Corp., 7.63%, 06/15/21 (e)	6,734	7,222
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	781	834
Intelsat Luxembourg SA, 11.25%, 02/04/17	7,500	7,800
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	3,000	3,150
Level 3 Communications Inc., 11.88%, 02/01/19 (e)	2,000	2,280
Level 3 Escrow Inc., 8.13%, 07/01/19	2,665	2,752
Level 3 Financing Inc., 8.63%, 07/15/20 (e) (r)	2,720	2,856
Qwest Communications International Inc.
8.00%, 10/01/15 (e)	1,188	1,268
7.13%, 04/01/18	1,844	1,968
Santander Holdings USA Inc., 4.63%, 04/19/16	1,100	1,115
Sprint Capital Corp., 6.88%, 11/15/28	3,141	2,403
Sprint Nextel Corp.
8.38%, 08/15/17	6,500	6,272
7.00%, 03/01/20 (e) (r)	2,553	2,591
11.50%, 11/15/21 (e) (r)	4,000	4,300
Syniverse Holdings Inc., 9.13%, 01/15/19 (e)	1,960	2,161
Telesat Canada
11.00%, 11/01/15 (e)	2,000	2,135
12.50%, 11/01/17	500	559
West Corp., 7.88%, 01/15/19	5,488	5,845
Windstream Corp., 7.75%, 10/15/20	2,333	2,496
		84,629
UTILITIES - 5.1%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,585
8.00%, 10/15/17	2,000	2,252
8.00%, 06/01/20 (e)	2,000	2,295
7.38%, 07/01/21 (e) (r)	3,367	3,721
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,262
7.88%, 01/15/23 (e) (r)	4,149	4,481
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,698
Dolphin Subsidiary II Inc., 7.25%, 10/15/21 (r)	3,214	3,568
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	5,935
Dynegy Holdings Inc., 7.75%, 06/01/19 (c) (d)	3,500	2,301
Dynegy Inc. 1st Lien Term Loan
0.40%, 08/04/16 (i)	2,488	2,595
0.40%, 08/04/16 (i)	1,493	1,523
Edison Mission Energy, 7.00%, 05/15/17 (e)	2,900	1,827
Energy Future Holdings Corp.
10.88%, 11/01/17	688	586
11.25%, 11/01/17 (e)	789	689
10.00%, 12/01/20	1,380	1,504
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (e) (r)	10,333	10,565
GenOn Energy Inc.
7.88%, 06/15/17 (e)	1,500	1,309
9.88%, 10/15/20 (e)	3,956	3,600
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,150	3,112
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	872
5.00%, 05/01/18	1,898	1,888
NRG Energy Inc.
7.63%, 01/15/18 (e)	7,825	7,845
7.88%, 05/15/21 (e)	835	802
Puget Energy Inc., 6.00%, 09/01/21	4,669	4,969
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 2.52%, 10/10/17 (i)	3,758	2,085
		76,869
Total Corporate Bonds and Notes (cost $1,264,622)		1,305,319

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
COMMON STOCKS - 2.6%
CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	150	4,939
Home Interior Gift Inc. (c) (f) (q)	429	—
		4,939
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	4,502

ENERGY - 0.7%
BreitBurn Energy Partners LP	100	1,912
Chesapeake Energy Corp.	14	332
Copano Energy LLC	100	3,570
Inergy LP	95	1,555
Linn Energy LLC (e)	80	3,052
		10,421
FINANCIALS - 0.8%
JPMorgan Chase & Co.	135	6,207
Wells Fargo & Co.	175	5,975
		12,182
HEALTH CARE - 0.2%
DaVita Inc. (c)	35	3,156

MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Rock-Tenn Co.	14	916
		916
TELECOMMUNICATION SERVICES - 0.2%
Manitoba Telecom Services Inc. (q)	1	18
Windstream Corp. (e)	240	2,811
		2,829
Total Common Stocks (cost $32,837)		38,945

PREFERRED STOCKS - 0.7%
FINANCIALS - 0.7%
Ally Financial Inc., 7.00% (m) (r)	1	845
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	10,421
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	69
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	54
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	26
Total Preferred Stocks (cost $15,112)		11,415

TRUST PREFERREDS - 0.2%
FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15) (m)	95	2,584
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (e) (m)	18	468
Total Trust Preferreds (cost $2,880)		3,052

INVESTMENT COMPANIES - 0.5%
Eaton Vance Senior Floating-Rate Trust	150	2,286
Invesco Van Kampen Senior Income Trust (e)	400	1,964
PIMCO Floating Rate Strategy Fund	267	2,709
Total Investment Companies (cost $5,446)		6,959

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—
US Oncology Escrow, 02/16/47 (u)	828	17
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	1,096
Total Other Equity Interests (cost $1,102)		1,113

SHORT TERM INVESTMENTS - 32.5%
Investment Company - 4.2%
JNL Money Market Fund, 0.05% (a) (h)	62,229	62,229

Securities Lending Collateral - 28.3%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	420,326	420,326
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	418	408
		420,734
Total Short Term Investments (cost $482,973)		482,963
Total Investments - 126.9% (cost $1,842,375)		1,890,081
Other Assets and Liabilities, Net - (26.9%)		(400,681)
Total Net Assets - 100.0%		$1,489,400

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 12.3%
Bally Technologies Inc. (c)	62	$2,884
Best Buy Co. Inc.	111	2,629
Macy’s Inc.	117	4,656
Meredith Corp. (e)	113	3,662
Newell Rubbermaid Inc.	261	4,640
Royal Caribbean Cruises Ltd.	87	2,563
Viacom Inc. - Class B	53	2,525
		23,559
CONSUMER STAPLES - 3.7%
Corn Products International Inc.	84	4,866
SUPERVALU Inc. (e)	380	2,168
		7,034
ENERGY - 11.1%
Comstock Resources Inc. (c) (e)	117	1,849
Diamond Offshore Drilling Inc.	71	4,760
Helix Energy Solutions Group Inc. (c)	211	3,752
National Oilwell Varco Inc.	22	1,772
Patterson-UTI Energy Inc.	266	4,594
W&T Offshore Inc.	213	4,486
		21,213
FINANCIALS - 16.6%
Allstate Corp.	118	3,868
American Financial Group Inc.	121	4,672
Astoria Financial Corp. (e)	447	4,406
Hartford Financial Services Group Inc. (e)	220	4,627
Janus Capital Group Inc.	508	4,525
Lincoln National Corp.	180	4,734

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Reinsurance Group of America Inc.	82	4,871
		31,703
HEALTH CARE - 8.1%
CIGNA Corp.	104	5,137
LifePoint Hospitals Inc. (c)	96	3,767
Owens & Minor Inc.	62	1,882
Teleflex Inc.	77	4,721
		15,507
INDUSTRIALS - 21.9%
Belden Inc.	48	1,812
Con-Way Inc.	116	3,776
Esterline Technologies Corp. (c)	68	4,866
GATX Corp.	63	2,551
Kennametal Inc.	106	4,725
Lincoln Electric Holdings Inc.	99	4,491
SkyWest Inc.	163	1,799
Spirit Aerosystems Holdings Inc. (c)	184	4,503
Steelcase Inc. - Class A	422	4,049
Terex Corp. (c)	196	4,415
Textron Inc.	172	4,787
		41,774
INFORMATION TECHNOLOGY - 11.2%
Applied Materials Inc.	297	3,697
Avnet Inc. (c)	131	4,749
Fairchild Semiconductor International Inc. (c)	342	5,029
Omnivision Technologies Inc. (c)	153	3,064
Teradyne Inc. (c)	286	4,837
		21,376
MATERIALS - 9.7%
Allegheny Technologies Inc.	50	2,058
Nucor Corp.	43	1,838
Olin Corp.	170	3,693
PPG Industries Inc.	24	2,280
Reliance Steel & Aluminum Co.	86	4,863
Steel Dynamics Inc.	258	3,746
		18,478
UTILITIES - 4.5%
Edison International	113	4,795
PNM Resources Inc.	205	3,757
		8,552
Total Common Stocks (cost $180,039)		189,196

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 1.1%
JNL Money Market Fund, 0.05% (a) (h)	2,009	2,009

Securities Lending Collateral - 4.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	9,429	9,429
Total Short Term Investments (cost $11,438)		11,438
Total Investments - 105.1% (cost $191,477)		200,634
Other Assets and Liabilities, Net - (5.1%)		(9,789)
Total Net Assets - 100.0%		$190,845

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 15.6%
Bally Technologies Inc. (c)	59	$2,768
Bob Evans Farms Inc.	75	2,814
Columbia Sportswear Co. (e)	55	2,600
Jakks Pacific Inc.	165	2,884
Meredith Corp. (e)	84	2,740
Skechers U.S.A. Inc. - Class A (c) (e)	79	998
Superior Industries International Inc.	146	2,853
		17,657
CONSUMER STAPLES - 6.9%
Corn Products International Inc.	19	1,095
Cott Corp. (c)	432	2,847
Hain Celestial Group Inc. (c)	40	1,748
SUPERVALU Inc. (e)	375	2,143
		7,833
ENERGY - 9.9%
Comstock Resources Inc. (c) (e)	82	1,304
Helix Energy Solutions Group Inc. (c)	155	2,761
Hercules Offshore Inc. (c)	524	2,478
Patterson-UTI Energy Inc.	112	1,936
W&T Offshore Inc.	130	2,749
		11,228
FINANCIALS - 11.6%
American Financial Group Inc.	37	1,412
Astoria Financial Corp. (e)	263	2,588
Independent Bank Corp. (e)	98	2,827
Janus Capital Group Inc.	303	2,703
Reinsurance Group of America Inc.	20	1,166
SeaBright Insurance Holdings Inc.	265	2,405
		13,101
HEALTH CARE - 8.6%
Greatbatch Inc. (c)	116	2,839
LifePoint Hospitals Inc. (c)	73	2,875
Owens & Minor Inc.	36	1,104
Teleflex Inc.	47	2,850
		9,668
INDUSTRIALS - 26.3%
Apogee Enterprises Inc.	211	2,734
Belden Inc.	72	2,710
Con-Way Inc.	86	2,795
Esterline Technologies Corp. (c)	42	2,980
GATX Corp.	45	1,793
GenCorp Inc. (c) (e)	435	3,090
Kennametal Inc.	60	2,658
Lincoln Electric Holdings Inc.	25	1,115
SkyWest Inc.	250	2,763
Spirit Aerosystems Holdings Inc. (c)	65	1,578
Steelcase Inc. - Class A	301	2,886
Terex Corp. (c)	119	2,671
		29,773
INFORMATION TECHNOLOGY - 12.4%
Benchmark Electronics Inc. (c)	169	2,790
Fairchild Semiconductor International Inc. (c)	198	2,905
Omnivision Technologies Inc. (c)	151	3,018
SYNNEX Corp. (c)	65	2,483
Teradyne Inc. (c)	167	2,825
		14,021

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 5.3%
Olin Corp.	132	2,863
Reliance Steel & Aluminum Co.	24	1,378
Steel Dynamics Inc.	119	1,736
		5,977
UTILITIES - 2.0%
PNM Resources Inc.	121	2,209
Total Common Stocks (cost $105,761)		111,467

SHORT TERM INVESTMENTS - 12.3%
Investment Company - 1.6%
JNL Money Market Fund, 0.05% (a) (h)	1,771	1,771

Securities Lending Collateral - 10.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	12,058	12,058
Total Short Term Investments (cost $13,829)		13,829
Total Investments - 110.9% (cost $119,590)		125,296
Other Assets and Liabilities, Net - (10.9%)		(12,286)
Total Net Assets - 100.0%		$113,010

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 11.0%
Best Buy Co. Inc.	61	$1,433
Comcast Corp. - Class A	106	3,178
Macy’s Inc.	72	2,853
Newell Rubbermaid Inc.	118	2,094
Royal Caribbean Cruises Ltd.	42	1,236
Viacom Inc. - Class B	66	3,146
		13,940
CONSUMER STAPLES - 6.3%
Altria Group Inc. (e)	103	3,186
Archer-Daniels-Midland Co.	93	2,951
CVS Caremark Corp.	43	1,908
		8,045
ENERGY - 12.9%
Apache Corp.	32	3,214
Chevron Corp.	29	3,153
ConocoPhillips	16	1,239
Diamond Offshore Drilling Inc.	37	2,496
National Oilwell Varco Inc.	22	1,756
Occidental Petroleum Corp.	31	2,924
Patterson-UTI Energy Inc.	94	1,618
		16,400
FINANCIALS - 23.9%
Allstate Corp.	70	2,311
Bank of America Corp.	129	1,235
Goldman Sachs Group Inc.	25	3,084
Hartford Financial Services Group Inc.	146	3,069
JPMorgan Chase & Co.	69	3,191
Lincoln National Corp.	121	3,200
Morgan Stanley	158	3,105
PNC Financial Services Group Inc.	41	2,638
Travelers Cos. Inc.	48	2,859
U.S. Bancorp	79	2,503
Wells Fargo & Co.	94	3,216
		30,411
HEALTH CARE - 10.8%
CIGNA Corp.	69	3,389
Johnson & Johnson	19	1,227
Medtronic Inc.	70	2,747
Merck & Co. Inc.	81	3,114
Pfizer Inc.	143	3,231
		13,708
INDUSTRIALS - 9.3%
Caterpillar Inc.	30	3,238
Lockheed Martin Corp.	35	3,127
Spirit Aerosystems Holdings Inc. (c)	67	1,634
Terex Corp. (c)	56	1,256
Textron Inc.	93	2,580
		11,835
INFORMATION TECHNOLOGY - 16.4%
Apple Inc. (c)	5	3,117
Applied Materials Inc.	199	2,471
Avnet Inc. (c)	40	1,470
Hewlett-Packard Co.	134	3,191
Intel Corp.	113	3,162
International Business Machines Corp.	9	1,878
Microsoft Corp.	98	3,170
Texas Instruments Inc.	70	2,353
		20,812
MATERIALS - 3.9%
Allegheny Technologies Inc.	31	1,281
Nucor Corp.	51	2,173
PPG Industries Inc.	16	1,485
		4,939
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	81	2,523
Verizon Communications Inc.	31	1,193
		3,716
UTILITIES - 1.9%
Edison International	57	2,415
Total Common Stocks (cost $109,826)		126,221

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 2.0%
JNL Money Market Fund, 0.05% (a) (h)	2,568	2,568

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	78	78
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	79	76
		154
Total Short Term Investments (cost $2,724)		2,722
Total Investments - 101.4% (cost $112,550)		128,943
Other Assets and Liabilities, Net - (1.4%)		(1,777)
Total Net Assets - 100.0%		$127,166

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 99.6%
DIVERSIFIED - 5.4%
Holding Companies - Diversified - 5.4%
Ackermans & van Haaren NV	242	$20,464
Schouw & Co.	782	17,142
		37,606
FINANCIALS - 80.8%
Closed - End Funds - 34.3%
AP Alternative Assets LP	2,227	21,044
Candover Investments Plc (c)	794	5,404
Castle Private Equity Ltd. (c)	997	12,154
Conversus Capital LP	1,513	31,014
Electra Private Equity Plc (c)	1,171	32,219
Graphite Enterprise Trust Plc	3,337	20,333
HarbourVest Global Private Equity Ltd. (c)	1,658	11,606
HBM BioVentures AG - Class A (c)	195	8,941
HgCapital Trust Plc	785	12,024
Pantheon International, LLC (c)	1,088	13,501
Pantheon International, LLC (c)	521	6,375
Princess Private Equity Holding Ltd.	2,293	19,726
Standard Life European Private Equity Trust Plc	3,399	7,938
SVG Capital Plc (c)	7,601	35,023
		237,302
Diversified Financial Services - 18.9%
Blackstone Group LP	1,940	30,924
Brookfield Asset Management Inc. - Class A	540	17,057
Intermediate Capital Group Plc	4,123	19,098
KKR & Co. LP	2,258	33,486
Onex Corp.	816	30,032
		130,597
Holding Companies - Diversified - 3.7%
Leucadia National Corp.	606	15,798
Remgro Ltd.	584	10,162
		25,960
Investment Companies - 2.7%
Bure Equity AB (c)	2,314	6,125
Ratos AB (e)	891	12,373
		18,498
Venture Capital - 21.2%
3i Group Plc	5,565	19,062
Altamir Amboise (c)	1,508	14,829
Apollo Global Management LLC - Class A	1,923	27,461
Aurelius AG	314	13,104
Deutsche Beteiligungs AG (e)	410	9,299
Eurazeo	659	33,573
Gimv NV	411	20,965
IP Group Plc (c)	3,770	8,080
		146,373
INDUSTRIALS - 7.7%
Fosun International Ltd. (e)	34,159	20,381
Wendel Investissement	384	32,837
		53,218
TELECOMMUNICATION SERVICES - 4.6%
ICG Group Inc. (c)	1,616	14,463
Safeguard Scientifics Inc. (c)	1,013	17,424

UTILITIES - 1.1%
Brookfield Infrastructure Partners LP	236	7,458
Total Common Stocks (cost $651,461)		688,899

RIGHTS - 0.0%
HgCapital Trust Plc (c)	236	214
Total Rights (cost $286)		214

SHORT TERM INVESTMENTS - 2.1%
Investment Company - 0.3%
JNL Money Market Fund, 0.05% (a) (h)	2,412	2,412

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	12,320	12,320
Total Short Term Investments (cost $14,732)		14,732

Total Investments - 101.7% (cost $666,479)		703,845
Other Assets and Liabilities, Net - (1.7%)		(12,052)
Total Net Assets - 100.0%		$691,793

JNL/S&P Managed Conservative Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Eagle Core Equity Fund (10.2%) (a)	3,569	$29,120
JNL/Franklin Templeton Global Multisector Bond Fund (15.6%) (a)	4,500	48,510
JNL/Goldman Sachs Core Plus Bond Fund (11.0%) (a)	9,383	116,343
JNL/Goldman Sachs Emerging Markets Debt Fund (4.9%) (a)	3,182	42,099
JNL/Goldman Sachs Mid Cap Value Fund (3.3%) (a)	2,643	28,467
JNL/Invesco International Growth Fund (3.9%) (a)	2,702	28,421
JNL/Invesco Large Cap Growth Fund (2.5%) (a)	2,134	29,368
JNL/JPMorgan International Value Fund (4.0%) (a)	3,852	27,120
JNL/JPMorgan U.S. Government & Quality Bond Fund (12.6%) (a)	12,517	173,985
JNL/Oppenheimer Global Growth Fund (2.2%) (a)	1,323	14,340
JNL/PIMCO Real Return Fund (6.3%) (a)	13,949	181,618
JNL/PIMCO Total Return Bond Fund (3.4%) (a)	10,860	139,549
JNL/PPM America Floating Rate Income Fund (22.0%) (a)	9,595	99,405
JNL/PPM America Total Return Fund (26.7%) (a)	7,333	81,174
JNL/T. Rowe Price Established Growth Fund (1.5%) (a)	1,343	33,529
JNL/T. Rowe Price Short-Term Bond Fund (17.2%) (a)	22,308	223,306
JNL/T. Rowe Price Value Fund (3.5%) (a)	4,581	53,823
JNL/WMC Value Fund (3.8%) (a)	2,856	54,128
Total Investment Companies (cost $1,331,494)		1,404,305
Total Investments - 100.0% (cost $1,331,494)		1,404,305
Other Assets and Liabilities, Net - (0.0%)		(197)
Total Net Assets - 100.0%		$1,404,108

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/S&P Managed Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (17.3%) (a)	5,000	$53,900
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	100	780
JNL/Goldman Sachs Core Plus Bond Fund (14.2%) (a)	12,074	149,718
JNL/Goldman Sachs Emerging Markets Debt Fund (8.4%) (a)	5,443	72,010
JNL/Goldman Sachs Mid Cap Value Fund (10.9%) (a)	8,623	92,872
JNL/Invesco Global Real Estate Fund (0.8%) (a)	748	6,521
JNL/Invesco International Growth Fund (6.6%) (a)	4,630	48,706
JNL/Invesco Large Cap Growth Fund (10.9%) (a)	9,191	126,473
JNL/JPMorgan International Value Fund (6.7%) (a)	6,364	44,803
JNL/JPMorgan MidCap Growth Fund (11.6%) (a)	3,208	71,359
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.5%) (a)	15,348	213,333
JNL/Lazard Emerging Markets Fund (3.5%) (a)	4,070	47,004
JNL/M&G Global Basics Fund (14.7%) (a)	3,297	47,575
JNL/Oppenheimer Global Growth Fund (7.8%) (a)	4,631	50,199
JNL/PIMCO Real Return Fund (9.6%) (a)	21,288	277,171
JNL/PIMCO Total Return Bond Fund (4.8%) (a)	15,324	196,920
JNL/PPM America Floating Rate Income Fund (25.3%) (a)	10,994	113,899
JNL/PPM America Total Return Fund (26.7%) (a)	7,334	81,184
JNL/T. Rowe Price Established Growth Fund (7.1%) (a)	6,566	163,884
JNL/T. Rowe Price Short-Term Bond Fund (21.3%) (a)	27,703	277,303
JNL/T. Rowe Price Value Fund (9.8%) (a)	12,746	149,764
JNL/WMC Value Fund (10.5%) (a)	7,973	151,082
Total Investment Companies (cost $2,258,509)		2,436,460
Total Investments - 100.0% (cost $2,258,509)		2,436,460
Other Assets and Liabilities, Net - (0.0%)		(323)
Total Net Assets - 100.0%		$2,436,137

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.1%) (a)	1,202	$12,611
JNL/Eagle SmallCap Equity Fund (2.5%) (a)	1,079	24,875
JNL/Franklin Templeton Global Multisector Bond Fund (20.8%) (a)	6,000	64,680
JNL/Franklin Templeton International Small Cap Growth Fund (7.1%) (a)	2,330	18,084
JNL/Franklin Templeton Small Cap Value Fund (11.3%) (a)	4,508	53,464
JNL/Goldman Sachs Core Plus Bond Fund (15.3%) (a)	13,012	161,350
JNL/Goldman Sachs Emerging Markets Debt Fund (13.9%) (a)	8,987	118,896
JNL/Goldman Sachs Mid Cap Value Fund (22.8%) (a)	18,088	194,812
JNL/Invesco Global Real Estate Fund (1.2%) (a)	1,142	9,962
JNL/Invesco International Growth Fund (20.7%) (a)	14,509	152,632
JNL/Invesco Large Cap Growth Fund (25.2%) (a)	21,317	293,315
JNL/JPMorgan International Value Fund (21.7%) (a)	20,713	145,822
JNL/JPMorgan MidCap Growth Fund (27.5%) (a)	7,593	168,878
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.3%) (a)	15,177	210,963
JNL/Lazard Emerging Markets Fund (8.4%) (a)	9,734	112,432
JNL/M&G Global Basics Fund (18.3%) (a)	4,129	59,584
JNL/Oppenheimer Global Growth Fund (12.8%) (a)	7,597	82,348
JNL/PIMCO Real Return Fund (11.5%) (a)	25,441	331,238
JNL/PIMCO Total Return Bond Fund (5.4%) (a)	17,342	222,839
JNL/PPM America Floating Rate Income Fund (21.6%) (a)	9,395	97,330
JNL/PPM America High Yield Bond Fund (4.0%) (a)	8,668	59,726
JNL/PPM America Mid Cap Value Fund (7.9%) (a)	1,342	15,109
JNL/PPM America Total Return Fund (18.5%) (a)	5,081	56,245
JNL/T. Rowe Price Established Growth Fund (16.8%) (a)	15,477	386,292
JNL/T. Rowe Price Short-Term Bond Fund (20.5%) (a)	26,568	265,943
JNL/T. Rowe Price Value Fund (24.2%) (a)	31,453	369,569
JNL/WMC Value Fund (26.2%) (a)	19,808	375,365
Total Investment Companies (cost $3,740,757)		4,064,364
Total Investments - 100.0% (cost $3,740,757)		4,064,364
Other Assets and Liabilities, Net - (0.0%)		(535)
Total Net Assets - 100.0%		$4,063,829

JNL/S&P Managed Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.6%) (a)	4,983	$52,270
JNL/Eagle Core Equity Fund (29.3%) (a)	10,196	83,203
JNL/Eagle SmallCap Equity Fund (11.7%) (a)	4,968	114,520
JNL/Franklin Templeton Global Multisector Bond Fund (10.4%) (a)	3,000	32,340
JNL/Franklin Templeton International Small Cap Growth Fund (9.0%) (a)	2,960	22,973
JNL/Franklin Templeton Small Cap Value Fund (13.8%) (a)	5,541	65,717
JNL/Goldman Sachs Emerging Markets Debt Fund (9.8%) (a)	6,333	83,788
JNL/Goldman Sachs Mid Cap Value Fund (14.7%) (a)	11,643	125,392
JNL/Invesco Global Real Estate Fund (2.5%) (a)	2,422	21,123
JNL/Invesco International Growth Fund (15.4%) (a)	10,792	113,533

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/Invesco Large Cap Growth Fund (20.6%) (a)	17,428	239,812
JNL/JPMorgan International Value Fund (14.9%) (a)	14,235	100,213
JNL/JPMorgan MidCap Growth Fund (8.9%) (a)	2,469	54,907
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.3%) (a)	2,236	31,084
JNL/Lazard Emerging Markets Fund (7.4%) (a)	8,621	99,576
JNL/M&G Global Basics Fund (31.7%) (a)	7,123	102,778
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.8%) (a)	270	7,743
JNL/Oppenheimer Global Growth Fund (13.1%) (a)	7,797	84,521
JNL/PIMCO Real Return Fund (6.9%) (a)	15,241	198,436
JNL/PIMCO Total Return Bond Fund (2.5%) (a)	8,058	103,541
JNL/PPM America High Yield Bond Fund (4.4%) (a)	9,614	66,241
JNL/PPM America Mid Cap Value Fund (7.9%) (a)	1,342	15,109
JNL/PPM America Total Return Fund (11.9%) (a)	3,256	36,043
JNL/T. Rowe Price Established Growth Fund (13.8%) (a)	12,753	318,306
JNL/T. Rowe Price Mid-Cap Growth Fund (6.1%) (a)	3,363	102,153
JNL/T. Rowe Price Value Fund (20.7%) (a)	26,923	316,350
JNL/WMC Value Fund (20.5%) (a)	15,473	293,217
Total Investment Companies (cost $2,614,945)		2,884,889
Total Investments - 100.0% (cost $2,614,945)		2,884,889
Other Assets and Liabilities, Net - (0.0%)		(396)
Total Net Assets - 100.0%		$2,884,493

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.5%) (a)	2,699	$28,312
JNL/Eagle SmallCap Equity Fund (4.6%) (a)	1,946	44,859
JNL/Franklin Templeton International Small Cap Growth Fund (6.4%) (a)	2,121	16,459
JNL/Franklin Templeton Small Cap Value Fund (8.4%) (a)	3,361	39,867
JNL/Goldman Sachs Emerging Markets Debt Fund (2.2%) (a)	1,433	18,966
JNL/Goldman Sachs Mid Cap Value Fund (6.7%) (a)	5,314	57,233
JNL/Invesco Global Real Estate Fund (0.9%) (a)	855	7,460
JNL/Invesco International Growth Fund (5.5%) (a)	3,823	40,215
JNL/Invesco Large Cap Growth Fund (8.1%) (a)	6,814	93,755
JNL/JPMorgan International Value Fund (5.5%) (a)	5,290	37,239
JNL/JPMorgan MidCap Growth Fund (2.9%) (a)	800	17,783
JNL/Lazard Emerging Markets Fund (2.9%) (a)	3,346	38,645
JNL/M&G Global Basics Fund (13.5%) (a)	3,033	43,763
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	184	5,285
JNL/Oppenheimer Global Growth Fund (7.5%) (a)	4,466	48,414
JNL/PIMCO Real Return Fund (1.3%) (a)	2,812	36,619
JNL/PPM America High Yield Bond Fund (2.4%) (a)	5,288	36,433
JNL/T. Rowe Price Established Growth Fund (5.2%) (a)	4,830	120,549
JNL/T. Rowe Price Mid-Cap Growth Fund (2.9%) (a)	1,595	48,469
JNL/T. Rowe Price Value Fund (6.3%) (a)	8,239	96,808
JNL/WMC Value Fund (7.2%) (a)	5,484	103,913
Total Investment Companies (cost $881,997)		981,046
Total Investments - 100.0% (cost $881,997)		981,046
Other Assets and Liabilities, Net - (0.0%)		(155)
Total Net Assets - 100.0%		$980,891

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 33.0%
Apollo Group Inc. - Class A (c)	391	$15,126
Bed Bath & Beyond Inc. (c)	318	20,924
Big Lots Inc. (c)	483	20,793
Family Dollar Stores Inc.	324	20,494
Gap Inc.	1,021	26,678
H&R Block Inc.	1,191	19,613
Ross Stores Inc.	416	24,176
Starbucks Corp.	440	24,617
TJX Cos. Inc.	614	24,374
Urban Outfitters Inc. (c)	698	20,318
		217,113
CONSUMER STAPLES - 6.1%
Campbell Soup Co. (e)	588	19,902
Estee Lauder Cos. Inc. - Class A	331	20,496
		40,398
ENERGY - 3.2%
Exxon Mobil Corp.	240	20,787

HEALTH CARE - 6.8%
Gilead Sciences Inc. (c)	484	23,645
Varian Medical Systems Inc. (c)	305	21,002
		44,647
INDUSTRIALS - 22.6%
Boeing Co.	269	20,038
CH Robinson Worldwide Inc.	283	18,517
Fastenal Co.	460	24,867
Lockheed Martin Corp.	243	21,849
Rockwell Collins Inc.	345	19,863
United Parcel Service Inc. - Class B	270	21,793
WW Grainger Inc.	103	22,141
		149,068
INFORMATION TECHNOLOGY - 21.1%
Apple Inc. (c)	49	29,661
Intel Corp.	771	21,662
Intuit Inc.	361	21,729
MasterCard Inc. - Class A	50	21,109
Microsoft Corp.	759	24,494
Paychex Inc.	656	20,317
		138,972

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 7.3%
CF Industries Holdings Inc.	131	23,860
Sherwin-Williams Co.	223	24,262
		48,122
Total Common Stocks (cost $545,486)		659,107

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 0.3%
JNL Money Market Fund, 0.05% (a) (h)	1,711	1,711

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	17,869	17,869
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	124	120
		17,989
Total Short Term Investments (cost $19,703)		19,700
Total Investments - 103.1% (cost $565,188)		678,807
Other Assets and Liabilities, Net - (3.1%)		(20,601)
Total Net Assets - 100.0%		$658,206

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 10.5%
Hasbro Inc.	934	$34,309
Home Depot Inc.	840	42,275
Mattel Inc.	1,155	38,862
		115,446
CONSUMER STAPLES - 9.7%
Avon Products Inc.	1,982	38,363
Kimberly-Clark Corp.	464	34,277
Sysco Corp.	1,151	34,376
		107,016
ENERGY - 9.4%
Chevron Corp.	326	34,938
Exxon Mobil Corp.	416	36,060
Occidental Petroleum Corp.	343	32,630
		103,628
FINANCIALS - 11.0%
BlackRock Inc.	198	40,596
Kimco Realty Corp.	2,127	40,975
M&T Bank Corp.	455	39,526
		121,097
HEALTH CARE - 9.5%
Abbott Laboratories	607	37,175
Bristol-Myers Squibb Co.	1,005	33,933
Johnson & Johnson	513	33,854
		104,962
INDUSTRIALS - 9.8%
Lockheed Martin Corp.	420	37,741
Pitney Bowes Inc. (e)	1,793	31,521
Raytheon Co.	732	38,657
		107,919
INFORMATION TECHNOLOGY - 10.9%
Computer Sciences Corp.	1,337	40,040
Intel Corp.	1,331	37,418
Microsoft Corp.	1,308	42,171
		119,629
MATERIALS - 10.0%
Air Products & Chemicals Inc.	401	36,850
E.I. du Pont de Nemours & Co.	701	37,108
PPG Industries Inc.	383	36,718
		110,676
TELECOMMUNICATION SERVICES - 9.4%
AT&T Inc.	1,147	35,810
CenturyLink Inc.	898	34,721
Verizon Communications Inc.	876	33,477
		104,008
UTILITIES - 9.3%
DTE Energy Co.	628	34,583
SCANA Corp.	762	34,736
Southern Co.	751	33,732
		103,051
Total Common Stocks (cost $976,424)		1,097,432

SHORT TERM INVESTMENTS - 3.5%
Investment Company - 0.9%
JNL Money Market Fund, 0.05% (a) (h)	9,258	9,258

Securities Lending Collateral - 2.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	29,301	29,301
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	149	145
		29,446
Total Short Term Investments (cost $38,708)		38,704
Total Investments - 103.0% (cost $1,015,132)		1,136,136
Other Assets and Liabilities, Net - (3.0%)		(33,272)
Total Net Assets - 100.0%		$1,102,864

JNL/S&P Intrinsic Value Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.8%
Best Buy Co. Inc.	766	$18,150
Comcast Corp. - Class A	917	27,504
GameStop Corp. - Class A (c) (e)	888	19,396
Gannett Co. Inc.	1,836	28,153
Staples Inc.	1,446	23,403
		116,606
CONSUMER STAPLES - 3.0%
Safeway Inc. (e)	1,034	20,891

ENERGY - 10.2%
Marathon Oil Corp.	747	23,687
Tesoro Corp. (c)	854	22,933
Valero Energy Corp.	936	24,121
		70,741

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
HEALTH CARE - 32.9%
Aetna Inc.	476	23,896
CIGNA Corp.	455	22,417
Coventry Health Care Inc. (c)	627	22,287
DaVita Inc. (c)	259	23,393
Gilead Sciences Inc. (c)	522	25,503
Humana Inc.	222	20,544
McKesson Corp.	243	21,314
Pfizer Inc.	1,035	23,448
UnitedHealth Group Inc.	410	24,147
WellPoint Inc.	282	20,821
		227,770
INDUSTRIALS - 9.8%
General Electric Co.	1,301	26,110
L-3 Communications Holdings Inc.	314	22,229
Pitney Bowes Inc. (e)	1,125	19,776
		68,115
INFORMATION TECHNOLOGY - 23.2%
CA Inc.	976	26,897
Dell Inc. (c)	1,312	21,787
Hewlett-Packard Co.	737	17,562
KLA-Tencor Corp.	439	23,873
Microsoft Corp.	819	26,399
Symantec Corp. (c)	1,276	23,856
Xerox Corp.	2,533	20,466
		160,840
MATERIALS - 3.8%
International Paper Co.	744	26,108
Total Common Stocks (cost $621,092)		691,071

SHORT TERM INVESTMENTS - 8.4%
Investment Company - 0.2%
JNL Money Market Fund, 0.05% (a) (h)	1,090	1,090

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	57,085	57,085
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	160	156
		57,241
Total Short Term Investments (cost $58,335)		58,331
Total Investments - 108.1% (cost $679,426)		749,402
Other Assets and Liabilities, Net - (8.1%)		(56,368)
Total Net Assets - 100.0%		$693,034

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 19.7%
DR Horton Inc.	1,061	$16,097
GameStop Corp. - Class A (c) (e)	540	11,789
Gannett Co. Inc.	1,124	17,233
Kohl’s Corp.	251	12,580
Marriott International Inc.	412	15,602
Staples Inc.	880	14,244
		87,545
CONSUMER STAPLES - 11.3%
Beam Inc.	243	14,217
Clorox Co.	195	13,413
Safeway Inc. (e)	628	12,696
SUPERVALU Inc. (e)	1,738	9,923
		50,249
ENERGY - 9.4%
ConocoPhillips	176	13,355
Devon Energy Corp.	195	13,833
Marathon Oil Corp.	457	14,479
		41,667
FINANCIALS - 31.8%
American Express Co.	264	15,262
Capital One Financial Corp.	283	15,768
Citigroup Inc.	469	17,142
JPMorgan Chase & Co.	416	19,106
Legg Mason Inc.	484	13,514
Northern Trust Corp.	339	16,091
Progressive Corp.	678	15,718
Torchmark Corp.	296	14,762
Travelers Cos. Inc.	230	13,620
		140,983
HEALTH CARE - 4.2%
PerkinElmer Inc.	668	18,475

INDUSTRIALS - 13.8%
General Electric Co.	792	15,901
L-3 Communications Holdings Inc.	192	13,576
Northrop Grumman Systems Corp.	221	13,491
Textron Inc.	653	18,167
		61,135
INFORMATION TECHNOLOGY - 6.2%
Computer Sciences Corp.	512	15,333
Xerox Corp.	1,540	12,440
		27,773
TELECOMMUNICATION SERVICES - 3.0%
Sprint Nextel Corp. (c)	4,690	13,367
Total Common Stocks (cost $401,577)		441,194

SHORT TERM INVESTMENTS - 7.9%
Investment Company - 0.5%
JNL Money Market Fund, 0.05% (a) (h)	2,113	2,113

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	32,411	32,411
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	373	364
		32,775
Total Short Term Investments (cost $34,898)		34,888
Total Investments - 107.3% (cost $436,475)		476,082
Other Assets and Liabilities, Net - (7.3%)		(32,198)
Total Net Assets - 100.0%		$443,884

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
JNL/S&P 4 Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (45.6%) (a)	24,275	$299,803
JNL/S&P Dividend Income & Growth Fund (26.2%) (a)	24,796	288,871
JNL/S&P Intrinsic Value Fund (41.9%) (a)	26,034	290,277
JNL/S&P Total Yield Fund (66.9%) (a)	29,836	297,162
Total Investment Companies (cost $924,846)		1,176,113
Total Investments - 100.0% (cost $924,846)		1,176,113
Other Assets and Liabilities, Net - (0.0%)		(67)
Total Net Assets - 100.0%		$1,176,046

JNL/T.Rowe Price Established Growth Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 21.3%
Amazon.com Inc. (c)	336	$67,942
AutoZone Inc. (c)	32	11,786
Carmax Inc. (c)	414	14,331
Carnival Plc	285	9,097
Chipotle Mexican Grill Inc. - Class A (c)	50	20,816
Coach Inc.	120	9,250
Ctrip.com International Ltd. - ADR (c) (e)	261	5,655
Discovery Communications Inc. - Class A (c)	92	4,670
DR Horton Inc.	275	4,172
Fossil Inc. (c) (e)	100	13,238
Groupon Inc. - Class A (c) (e)	118	2,163
Harley-Davidson Inc.	200	9,811
Home Depot Inc.	114	5,730
Johnson Controls Inc.	228	7,409
Las Vegas Sands Corp. (c)	410	23,627
Lennar Corp. (e)	182	4,944
Liberty Media Corp. (c)	395	7,537
Lowe’s Cos. Inc.	210	6,584
Marriott International Inc. - Class A	527	19,958
MGM Resorts International (c)	270	3,677
Michael Kors Holdings Ltd. (c)	126	5,869
Nike Inc. - Class B	254	27,544
NVR Inc. (c)	6	4,503
Prada SpA (c) (e)	1,520	9,881
Priceline.com Inc. (c)	96	68,963
Ralph Lauren Corp. - Class A	82	14,243
Ross Stores Inc.	201	11,701
Starbucks Corp.	790	44,136
Starwood Hotels & Resorts Worldwide Inc.	258	14,543
Walt Disney Co.	412	18,046
Yum! Brands Inc.	258	18,357
		490,183
CONSUMER STAPLES - 2.1%
Costco Wholesale Corp.	179	16,253
CVS Caremark Corp.	343	15,358
Monster Beverage Corp. (c)	147	9,102
Whole Foods Market Inc.	107	8,878
		49,591
ENERGY - 5.9%
Cameron International Corp. (c)	268	14,158
Cimarex Energy Co.	71	5,366
Continental Resources Inc. (c) (e)	127	10,934
EOG Resources Inc.	206	22,842
FMC Technologies Inc. (c)	433	21,837
McDermott International Inc. (c)	436	5,579
Occidental Petroleum Corp.	219	20,874
Schlumberger Ltd.	348	24,343
Williams Cos. Inc.	293	9,021
		134,954
FINANCIALS - 5.7%
American Express Co.	516	29,862
American Tower Corp.	682	43,005
Franklin Resources Inc.	175	21,680
IntercontinentalExchange Inc. (c)	74	10,100
Invesco Ltd.	672	17,917
U.S. Bancorp	255	8,063
		130,627
HEALTH CARE - 6.3%
Alexion Pharmaceuticals Inc. (c)	138	12,815
Allergan Inc.	95	9,085
Baxter International Inc.	114	6,833
Biogen Idec Inc. (c)	112	14,046
Celgene Corp. (c)	140	10,853
Covidien Plc	50	2,712
Edwards Lifesciences Corp. (c)	109	7,949
Express Scripts Inc. (c)	355	19,228
Gilead Sciences Inc. (c)	226	11,031
Human Genome Sciences Inc. (c) (e)	433	3,564
McKesson Corp.	263	23,119
Regeneron Pharmaceuticals Inc. (c)	36	4,140
Stryker Corp.	192	10,641
Valeant Pharmaceuticals International Inc. (c)	192	10,292
		146,308
INDUSTRIALS - 14.1%
Babcock & Wilcox Co. (c)	201	5,178
Boeing Co.	220	16,361
Caterpillar Inc.	57	6,029
Cummins Inc.	100	12,016
Danaher Corp.	1,151	64,478
Deere & Co.	108	8,697
Expeditors International Washington Inc.	177	8,232
Fastenal Co.	635	34,370
FedEx Corp.	385	35,405
Fluor Corp.	75	4,485
JB Hunt Transport Services Inc.	183	9,928
Joy Global Inc.	60	4,403
Kansas City Southern (c)	177	12,682
Precision Castparts Corp.	216	37,260
Roper Industries Inc.	111	10,977
Union Pacific Corp.	200	21,496
United Parcel Service Inc. - Class B	280	22,577
WW Grainger Inc.	42	9,087
		323,661
INFORMATION TECHNOLOGY - 36.8%
Accenture Plc - Class A	379	24,452
Akamai Technologies Inc. (c)	344	12,628
Apple Inc. (c)	428	256,753
Autodesk Inc. (c)	237	10,043
Baidu.com - ADR (c)	346	50,378
Broadcom Corp. - Class A	464	18,235
Check Point Software Technologies Ltd. (c)	156	9,978
eBay Inc. (c)	801	29,545
EMC Corp. (c)	561	16,754
Facebook Inc. - Class A (c) (f) (q)	172	5,348
Facebook Inc. - Class B (c) (f) (q)	290	9,047

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Google Inc. - Class A (c)	141	90,479
Informatica Corp. (c)	208	11,003
Juniper Networks Inc. (c)	1,054	24,120
Linkedin Corp. (c) (e)	150	15,339
MasterCard Inc. - Class A	145	60,810
NetApp Inc. (c)	253	11,332
Nuance Communications Inc. (c) (e)	410	10,500
QUALCOMM Inc.	984	66,911
Red Hat Inc. (c)	248	14,835
Salesforce.com Inc. (c)	85	13,149
SanDisk Corp. (c)	156	7,721
Tencent Holdings Ltd.	648	18,089
Teradata Corp. (c)	193	13,167
Trimble Navigation Ltd. (c) (e)	210	11,431
Twitter Inc. (c) (f) (q)	78	1,254
Visa Inc. - Class A	296	34,928
		848,229
MATERIALS - 3.1%
Air Products & Chemicals Inc.	42	3,874
Potash Corp. of Saskatchewan Inc.	100	4,546
Praxair Inc.	421	48,298
Sherwin-Williams Co.	131	14,225
		70,943
TELECOMMUNICATION SERVICES - 2.2%
Crown Castle International Corp. (c)	965	51,473
Total Common Stocks (cost $1,617,450)		2,245,969

PREFERRED STOCKS - 0.6%

CONSUMER DISCRETIONARY - 0.5%
Groupon Inc. (f) (q)	431	7,533
Zynga Inc. (f) (q)	274	3,418
		10,951
INFORMATION TECHNOLOGY - 0.1%
LivingSocial, Convertible Preferred, Series F (f) (q)	154	821
Twitter Inc., Series A (f) (q)	—	3
Twitter Inc., Series B (f) (q)	3	51
Twitter Inc., Series C (f) (q)	1	13
Twitter Inc., Series D (f) (q)	30	481
Twitter Inc., Series G-2 (f) (q)	123	1,963
		3,332
Total Preferred Stocks (cost $10,956)		14,283

SHORT TERM INVESTMENTS - 3.2%

Investment Companies - 1.6%
JNL Money Market Fund, 0.05% (a) (h)	1,515	1,515
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	34,254	34,254
		35,769
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	36,182	36,182
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	859	838
		37,020
Total Short Term Investments (cost $72,810)		72,789
Total Investments - 101.3% (cost $1,701,217)		2,333,041
Other Assets and Liabilities, Net - (1.3%)		(30,672)
Total Net Assets - 100.0%		$2,302,369

JNL/T.Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 13.7%
Allison Transmission Holdings Inc. (c)	128	$3,061
Carmax Inc. (c)	568	19,681
Chipotle Mexican Grill Inc. - Class A (c)	24	10,032
Choice Hotels International Inc. (e)	216	8,073
Deckers Outdoor Corp. (c) (e)	85	5,366
Discovery Communications Inc. - Class A (c)	95	4,807
Discovery Communications Inc. - Class C (c)	211	9,892
Dollar General Corp. (c)	719	33,218
Gentex Corp.	299	7,326
Harley-Davidson Inc.	125	6,135
Kohl’s Corp.	316	15,809
Lamar Advertising Co. - Class A (c) (e)	353	11,441
Liberty Media Corp. (c)	466	8,896
Marriott International Inc. - Class A	517	19,568
NetFlix Inc. (c) (e)	106	12,194
O’Reilly Automotive Inc. (c)	193	17,631
Panera Bread Co. - Class A (c)	72	11,586
Starbucks Corp.	136	7,601
Tesla Motors Inc. (c) (e)	52	1,936
Tim Hortons Inc.	187	10,012
Weight Watchers International Inc. (e)	75	5,792
		230,057
CONSUMER STAPLES - 1.7%
Shoppers Drug Mart Corp. (e)	496	21,780
Whole Foods Market Inc.	90	7,488
		29,268
ENERGY - 6.9%
Consol Energy Inc.	450	15,345
Continental Resources Inc. (c) (e)	94	8,067
EQT Corp.	294	14,174
FMC Technologies Inc. (c)	176	8,874
Laredo Petroleum Holdings Inc. (c)	86	2,009
McDermott International Inc. (c)	1,100	14,091
QEP Resources Inc.	335	10,217
Range Resources Corp.	254	14,768
SM Energy Co.	168	11,889
Southwestern Energy Co. (c)	299	9,149
Trican Well Service Ltd.	525	7,711
		116,294
FINANCIALS - 7.1%
Air Lease Corp. (c) (e)	358	8,617
BankUnited Inc. (e)	271	6,775
CBOE Holdings Inc.	337	9,578
Charles Schwab Corp.	510	7,327
HCC Insurance Holdings Inc.	294	9,164
IntercontinentalExchange Inc. (c)	51	7,009
Jones Lang LaSalle Inc.	104	8,664
MSCI Inc. - Class A (c)	553	20,356
TCF Financial Corp.	715	8,501
TD Ameritrade Holding Corp.	740	14,608
Willis Group Holdings Plc	256	8,955

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
WR Berkley Corp.	301	10,872
		120,426
HEALTH CARE - 16.2%
Alexion Pharmaceuticals Inc. (c)	154	14,301
Alkermes Plc (c)	429	7,962
Allscripts-Misys Healthcare Solutions Inc. (c)	402	6,673
Amylin Pharmaceuticals Inc. (c) (e)	254	6,327
Ariad Pharmaceuticals Inc. (c)	162	2,584
Bruker Corp. (c)	639	9,783
CareFusion Corp. (c)	546	14,158
Cooper Cos. Inc.	83	6,782
Covance Inc. (c)	308	14,680
CR Bard Inc.	172	16,980
Cubist Pharmaceuticals Inc. (c) (e)	85	3,676
Dentsply International Inc.	618	24,792
Edwards Lifesciences Corp. (c)	106	7,709
Elan Corp. Plc - ADR (c)	681	10,222
Henry Schein Inc. (c)	213	16,120
Hospira Inc. (c)	256	9,572
Human Genome Sciences Inc. (c) (e)	456	3,757
Idexx Laboratories Inc. (c)	169	14,779
Laboratory Corp. of America Holdings (c)	171	15,653
Mednax Inc. (c)	111	8,255
Regeneron Pharmaceuticals Inc. (c)	154	17,960
SXC Health Solutions Corp. (c)	207	15,517
Theravance Inc. (c) (e)	256	4,992
Universal Health Services Inc. - Class B	209	8,759
Valeant Pharmaceuticals International Inc. (c)	216	11,597
		273,590
INDUSTRIALS - 21.4%
Acuity Brands Inc.	118	7,414
AMETEK Inc.	667	32,356
Babcock & Wilcox Co. (c)	670	17,253
Crane Co.	127	6,160
Fastenal Co.	384	20,774
Gardner Denver Inc.	311	19,599
Goodrich Corp.	101	12,669
Hertz Global Holdings Inc. (c)	937	14,092
IDEX Corp.	402	16,936
IHS Inc. - Class A (c)	287	26,878
JB Hunt Transport Services Inc.	149	8,101
Kansas City Southern (c)	126	9,033
Manpower Inc.	400	18,948
Pall Corp.	345	20,572
Quanta Services Inc. (c)	852	17,807
Robert Half International Inc.	141	4,272
Rockwell Collins Inc.	160	9,210
Roper Industries Inc.	285	28,261
Spirit Aerosystems Holdings Inc. (c)	341	8,341
Textron Inc.	888	24,713
UTi Worldwide Inc.	417	7,185
Verisk Analytics Inc. - Class A (c)	254	11,930
WABCO Holdings Inc. (c)	224	13,548
Waste Connections Inc.	132	4,278
		360,330
INFORMATION TECHNOLOGY - 22.5%
Akamai Technologies Inc. (c)	235	8,625
Altera Corp.	277	11,030
Amdocs Ltd. (c)	571	18,032
Ariba Inc. (c)	316	10,336
Aruba Networks Inc. (c)	171	3,810
Atmel Corp. (c)	1,398	13,784
Concur Technologies Inc. (c)	225	12,911
Cree Inc. (c) (e)	211	6,674
Dolby Laboratories Inc. - Class A (c)	23	887
FactSet Research Systems Inc.	128	12,677
Fiserv Inc. (c)	274	19,013
FLIR Systems Inc.	212	5,366
Gartner Inc. - Class A (c)	532	22,684
Global Payments Inc. (f)	447	20,158
Informatica Corp. (c)	104	5,502
Intersil Corp. - Class A	646	7,235
JDS Uniphase Corp. (c)	1,299	18,823
Marvell Technology Group Ltd. (c)	840	13,213
Microchip Technology Inc. (e)	250	9,300
Micros Systems Inc. (c)	245	13,546
Nuance Communications Inc. (c)	944	24,150
Nvidia Corp. (c)	841	12,943
PMC - Sierra Inc. (c)	219	1,583
Rackspace Hosting Inc. (c)	132	7,628
Red Hat Inc. (c)	380	22,758
Rovi Corp. (c)	122	3,971
Silicon Laboratories Inc. (c)	255	10,965
TIBCO Software Inc. (c)	335	10,218
Trimble Navigation Ltd. (c)	426	23,183
Vantiv Inc. - Class A (c)	256	5,017
Western Union Co.	277	4,875
Xilinx Inc.	502	18,288
		379,185
MATERIALS - 2.5%
Agnico-Eagle Mines Ltd.	296	9,880
Franco-Nevada Corp.	297	12,771
HudBay Minerals Inc.	130	1,425
Osisko Mining Corp. (c)	538	6,246
Rockwood Holdings Inc. (c)	221	11,525
		41,847
UTILITIES - 1.3%
Calpine Corp. (c)	1,291	22,218
Total Common Stocks (cost $1,254,703)		1,573,215

PREFERRED STOCKS - 1.6%
CONSUMER DISCRETIONARY - 1.1%
Hungry Machine Inc. (f) (q)	719	3,714
Michael Kors Holdings Ltd. (f) (q)	345	15,281
		18,995
ENERGY - 0.2%
Halcon Resources Corp., Convertible Preferred (f) (q)	—	3,410

INFORMATION TECHNOLOGY - 0.3%
Coupon.com Inc. (f) (q)	625	3,435
Workday Inc., Convertible Preferred (f) (q)	65	864
		4,299
Total Preferred Stocks (cost $15,988)		26,704

SHORT TERM INVESTMENTS - 10.8%
Investment Companies - 5.2%
JNL Money Market Fund, 0.05% (a) (h)	808	808
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	86,486	86,486
		87,294
Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	93,556	93,556

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	1,828	1,781
		95,337
Total Short Term Investments (cost $182,679)		182,631
Total Investments - 105.7% (cost $1,453,369)		1,782,550
Other Assets and Liabilities, Net - (5.7%)		(96,010)
Total Net Assets - 100.0%		$1,686,540

JNL/T.Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.4%
Ally Auto Receivables Trust
1.45%, 05/15/14	$866	$870
0.97%, 08/17/15	1,155	1,160
0.99%, 11/15/15	3,495	3,513
1.98%, 04/15/16	2,885	2,952
1.61%, 05/16/16	2,140	2,178
Ally Master Owner Trust, 2.15%, 01/15/16	885	904
American Express Credit Account Master Trust, 0.41%, 04/17/17 (i)	3,185	3,192
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	355	362
1.61%, 10/08/15	1,895	1,911
1.17%, 05/09/16	3,140	3,145
1.55%, 07/08/16	5,165	5,218
1.73%, 02/08/17	1,710	1,711
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	721
4.62%, 07/10/43	3,200	3,244
5.55%, 02/10/51	228	229
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	935
REMIC, 5.61%, 02/11/13	1,822	1,892
REMIC, 5.12%, 02/11/41 (i)	1,718	1,875
REMIC, 4.67%, 06/11/41	1,050	1,142
REMIC, 5.75%, 09/11/42	2,640	2,842
REMIC, 5.70%, 06/11/50	960	1,008
BMW Vehicle Owner Trust, 0.76%, 09/25/14	2,360	2,364
Cabela’s Master Credit Card Trust, 1.69%, 01/16/18 (i) (r)	1,700	1,750
CarMax Auto Owner Trust
1.56%, 07/15/14	734	737
2.04%, 10/15/15	2,420	2,475
0.91%, 12/15/15	3,045	3,054
3.75%, 12/15/15	660	687
4.88%, 08/15/16	420	436
0.89%, 09/15/16	1,650	1,648
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,456
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	367	369
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	747	750
3.15%, 08/15/16 (r)	3,690	3,756
Citigroup Commercial Mortgage Trust REMIC, 5.36%, 04/15/40 (i)	1,600	1,717
CNH Equipment Trust
1.54%, 07/15/14	261	262
5.17%, 10/15/14	358	364
1.03%, 11/17/14	1,316	1,318
3.00%, 08/17/15	2,141	2,173
0.91%, 08/15/16	2,770	2,777
0.94%, 05/15/17	4,480	4,487
Commercial Mortgage Loan Trust REMIC
6.00%, 09/10/12 (i)	390	390
6.00%, 12/10/49 (i)	940	948
Commercial Mortgage Pass-Through Certificate REMIC, 5.36%, 07/10/37 (i)	1,300	1,403
Commercial Mortgage Pass-Through Certificates, 1.16%, 12/10/44	380	381
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,584
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,705	1,745
Discover Card Master Trust
1.54%, 12/15/14 (i)	3,500	3,509
0.89%, 09/15/15 (i)	3,090	3,106
0.59%, 08/15/16 (i)	3,570	3,588
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,226
0.85%, 01/15/15	2,385	2,385
Ford Credit Auto Owner Trust
1.51%, 01/15/14	682	684
2.42%, 11/15/14	1,823	1,857
8.14%, 02/15/16 (r)	415	453
4.05%, 10/15/16	645	681
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	3,120	3,377
4.99%, 02/15/17 (r)	2,230	2,395
REMIC, 1.50%, 09/15/15	3,700	3,733
Fosse Master Issuer Plc REMIC, 1.96%, 10/18/54 (i) (r)	1,530	1,537
GE Capital Credit Card Master Note Trust
2.21%, 06/15/16	3,770	3,843
1.03%, 01/15/18	2,960	2,973
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,095	2,096
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	511
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,910	1,948
GS Mortgage Securities Corp. II REMIC
2.33%, 12/10/15 (r)	4,145	4,225
5.55%, 04/10/38 (i)	2,240	2,482
5.79%, 08/10/45 (i)	1,065	1,124
Holmes Master Issuer Plc
2.12%, 01/21/15 (i) (r)	1,655	1,670
2.16%, 10/15/54 (i) (r)	3,655	3,671
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	638	639
1.34%, 03/18/14	1,113	1,118
1.98%, 05/23/16	545	552
1.55%, 08/18/17	1,695	1,723
HSBC Home Equity Loan Trust REMIC, 0.39%, 03/20/36 (i)	1,353	1,250
Huntington Auto Trust
1.01%, 01/15/16 (r)	2,205	2,215
0.81%, 09/15/16	4,005	4,008
Hyundai Auto Receivables Trust, 0.72%, 03/15/16	2,325	2,325
John Deere Owner Trust
1.57%, 10/15/13	73	73
1.32%, 05/15/14	189	189
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
1.87%, 11/15/15 (r)	2,188	2,207
4.72%, 01/15/38	1,725	1,809

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
4.72%, 02/11/41	300	315
4.68%, 07/15/42	812	825
1.53%, 07/15/46 (r)	3,494	3,507
JPMorgan Mortgage Trust REMIC, 2.78%, 07/25/35 (i)	355	299
Mercedes-Benz Auto Lease Trust
1.07%, 05/15/14	1,070	1,071
0.88%, 11/17/14	1,280	1,286
1.24%, 07/17/17 (r)	1,920	1,934
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,833
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	640	642
Morgan Stanley Capital I REMIC
5.27%, 06/13/41 (i)	880	948
4.78%, 12/13/41	950	1,022
4.99%, 08/13/42	1,565	1,718
6.28%, 01/11/43 (i)	2,430	2,617
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,425
Nissan Auto Lease Trust, 0.92%, 03/17/14	3,495	3,493
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,890
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	922
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,037
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,199
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	136	139
Silverstone Master Issuer Plc, 2.11%, 01/21/55 (i) (r)	3,195	3,214
SMART Trust
1.77%, 12/14/13 (r)	1,280	1,286
1.04%, 09/14/14 (r)	870	870
1.54%, 03/14/15 (r)	890	896
Structured Asset Securities Corp. REMIC, 2.78%, 09/25/33 (i)	731	661
Toyota Auto Receivables Owner Trust, 1.47%, 01/17/17	1,385	1,399
USAA Auto Owner Trust
1.30%, 06/16/14	346	347
2.14%, 09/15/15	895	907
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/20/15	5,030	5,072
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	732
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	1,016	1,038
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.69%, 04/25/35 (i)	2,257	2,095
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,638	2,653
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	575
4.66%, 05/15/17	3,640	3,814
Total Non-U.S. Government Agency Asset-Backed Securities (cost $212,561)		212,898

CORPORATE BONDS AND NOTES - 48.6%
CONSUMER DISCRETIONARY - 4.0%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,058
COX Communications Inc., 5.45%, 12/15/14	3,025	3,363
Daimler Finance North America LLC
1.08%, 03/28/14 (i) (r)	4,845	4,816
1.88%, 09/15/14 (r)	1,710	1,734
DIRECTV Holdings LLC, 4.75%, 10/01/14	5,460	5,935
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	3,432	3,741
Johnson Controls Inc., 0.94%, 02/04/14 (i)	4,385	4,396
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,681
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,687
Starwood Hotels & Resorts Worldwide Inc., 6.25%, 02/15/13	2,460	2,558
TCM Sub LLC, 3.55%, 01/15/15 (r)	4,045	4,275
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,061
Time Warner Cable Inc.
5.40%, 07/02/12	3,870	3,914
7.50%, 04/01/14	810	912
Volkswagen International Finance NV, 1.63%, 03/22/15 (q)	5,025	5,025
		52,156
CONSUMER STAPLES - 3.0%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,246
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,880
1.50%, 07/14/14 (e)	2,125	2,156
BAT International Finance Plc, 8.13%, 11/15/13 (r)	6,060	6,700
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,144
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,052
HJ Heinz Co., 1.50%, 03/01/17	2,175	2,159
Kroger Co., 6.75%, 04/15/12	625	627
PepsiCo Inc., 0.75%, 03/05/15 (e)	2,115	2,107
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,192
Philip Morris International Inc., 1.63%, 03/20/17 (e)	3,255	3,240
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	2,990
Safeway Inc., 5.80%, 08/15/12	2,080	2,114
		39,607
ENERGY - 5.5%
Apache Corp., 6.00%, 09/15/13	4,835	5,209
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	4,510	4,666
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	578
5.15%, 02/01/13	2,630	2,726
1.45%, 11/14/14	1,765	1,789
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,680
DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,388
Ensco Plc, 3.25%, 03/15/16	4,265	4,450
Enterprise Products Operating LLC
4.60%, 08/01/12	1,785	1,809
6.38%, 02/01/13	675	704
Gazprom OAO, 4.95%, 05/23/16 (e) (r)	3,545	3,674
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	1,080	1,180
3.50%, 03/01/16 (e)	715	753
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,886
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	798
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	2,088
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,962
Nabors Industries Inc., 5.38%, 08/15/12	910	922
Noble Corp., 5.88%, 06/01/13	500	527

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Noble Holding International Ltd.
7.38%, 03/15/14	485	538
3.45%, 08/01/15	975	1,027
2.50%, 03/15/17	540	544
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,871
1.75%, 02/15/17	2,800	2,831
Phillips 66, 1.95%, 03/05/15 (r)	2,450	2,467
Plains All American Pipeline LP, 4.25%, 09/01/12	5,115	5,177
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	2,730	2,709
TransCanada PipeLines Ltd., 0.88%, 03/02/15	1,030	1,028
Transocean Inc.
5.25%, 03/15/13	4,425	4,579
5.05%, 12/15/16	1,285	1,376
Weatherford International Inc., 5.95%, 06/15/12	2,965	2,989
Williams Partners LP, 3.80%, 02/15/15	1,496	1,590
		71,515
FINANCIALS - 20.4%
Aflac Inc., 2.65%, 02/15/17 (e)	645	652
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,411
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,539
American Express Credit Corp., 5.13%, 08/25/14	3,965	4,312
American Honda Finance Corp., 1.45%, 02/27/15 (r)	2,775	2,788
American International Group Inc.
4.25%, 09/15/14	3,740	3,859
3.00%, 03/20/15 (e)	1,215	1,223
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,948
Bank of America Corp., 1.97%, 01/30/14 (i)	4,115	4,040
Barclays Bank Plc, 5.20%, 07/10/14	5,765	6,110
BB&T Corp.
3.85%, 07/27/12	2,770	2,799
5.70%, 04/30/14	2,300	2,519
Berkshire Hathaway Inc., 2.20%, 08/15/16 (e)	5,765	5,971
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,320
Capital One Financial Corp.
2.13%, 07/15/14 (e)	4,015	4,038
2.15%, 03/23/15	1,855	1,858
Caterpillar Financial Services Corp., 0.76%, 04/01/14 (i)	6,700	6,731
Charles Schwab Corp., 4.95%, 06/01/14	850	922
Citigroup Inc., 1.40%, 04/01/14 (i)	6,800	6,681
Commonwealth Bank of Australia
2.75%, 10/15/12 (r)	1,170	1,182
1.95%, 03/16/15 (e)	3,595	3,619
Credit Suisse New York, 3.45%, 07/02/12 (e)	1,275	1,284
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,057
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,159
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	4,909
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,535	2,559
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	5,922
2.75%, 07/01/13 (r)	1,890	1,913
Fifth Third Bancorp
6.25%, 05/01/13	3,658	3,848
3.63%, 01/25/16	500	527
General Electric Capital Corp.
1.88%, 09/16/13	1,535	1,559
1.10%, 04/07/14 (i)	6,355	6,364
2.38%, 06/30/15	3,010	3,058
Goldman Sachs Group Inc., 1.53%, 02/07/14 (e) (i)	8,050	7,905
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,736
HSBC USA Inc., 2.38%, 02/13/15	5,020	5,054
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	2,745	2,871
3.50%, 09/13/17 (r)	1,725	1,729
John Deere Capital Corp., 4.95%, 12/17/12	3,810	3,930
JPMorgan Chase & Co.
6.95%, 08/10/12 (e)	2,429	2,484
1.22%, 05/02/14 (i)	9,050	9,065
KeyCorp, 3.75%, 08/13/15	2,560	2,706
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,649
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,419
MetLife Global Funding I, 2.50%, 01/11/13 (r)	1,250	1,263
MetLife Inc., 1.78%, 08/06/13 (i)	2,220	2,239
MetLife Institutional Funding II, 1.37%, 04/04/14 (i) (r)	5,880	5,901
Morgan Stanley, 2.16%, 01/24/14 (i)	8,160	7,939
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,173
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	701
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,314
Nordea Bank AB
2.50%, 11/13/12 (r)	765	773
1.75%, 10/04/13 (r)	2,795	2,795
2.13%, 01/14/14 (r)	3,295	3,306
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,082
PNC Funding Corp., 3.63%, 02/08/15	1,978	2,103
Principal Financial Group Inc., 7.88%, 05/15/14	3,620	3,996
Prudential Financial Inc.
3.63%, 09/17/12	4,830	4,892
2.75%, 01/14/13	490	497
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,206
RCI Banque SA, 2.34%, 04/11/14 (i) (r)	1,655	1,600
Regions Financial Corp., 5.75%, 06/15/15 (e)	1,330	1,393
Royal Bank of Canada, 0.87%, 04/17/14 (e) (i)	6,195	6,211
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	299
Simon Property Group LP, 4.20%, 02/01/15	540	578
SLM Corp., 5.13%, 08/27/12	7,125	7,178
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,248
Standard Chartered Plc, 3.85%, 04/27/15 (r)	470	488
State Street Corp., 0.82%, 03/07/14 (i)	2,700	2,709
Sumitomo Mitsui Banking Corp., 1.90%, 01/12/15 (r)	6,225	6,276
Toronto-Dominion Bank
0.74%, 07/26/13 (i)	2,070	2,076
0.87%, 07/14/14 (e) (i)	2,055	2,063
Toyota Motor Credit Corp., 2.00%, 09/15/16	5,380	5,490
UBS AG, 1.55%, 01/28/14 (i)	4,375	4,358
US Bancorp, 2.20%, 11/15/16	6,490	6,616
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,252
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/11) (m)	425	402
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	562
Wells Fargo & Co., 1.25%, 02/13/15	4,355	4,337
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,290
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	861
4.50%, 11/10/14 (r)	1,695	1,799
		265,495

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
HEALTH CARE - 3.5%
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,531
Aristotle Holding Inc., 2.75%, 11/21/14 (r)	2,705	2,779
Baxter International Inc., 1.85%, 01/15/17	1,295	1,311
Boston Scientific Corp., 4.50%, 01/15/15	5,280	5,664
Cardinal Health Inc., 5.50%, 06/15/13	3,460	3,644
Express Scripts Inc.
5.25%, 06/15/12	5,375	5,421
6.25%, 06/15/14	865	951
3.13%, 05/15/16	1,810	1,885
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,281
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,701
3.50%, 01/15/16	1,910	1,984
Teva Pharmaceutical Finance III BV, 0.97%, 03/21/14 (i)	545	546
UnitedHealth Group Inc., 1.88%, 11/15/16	1,535	1,549
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	3,095	3,314
WellPoint Inc.
6.80%, 08/01/12	2,230	2,275
6.00%, 02/15/14	2,525	2,749
		45,585
INDUSTRIALS - 1.2%
CSX Corp., 5.75%, 03/15/13	1,760	1,840
ERAC USA Finance LLC, 2.75%, 03/15/17 (e) (r)	1,475	1,474
GATX Corp.
4.75%, 10/01/12	1,970	2,002
3.50%, 07/15/16	3,365	3,422
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,527
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,968
Waste Management Inc.
6.38%, 11/15/12	1,083	1,119
2.60%, 09/01/16	1,300	1,332
		15,684
INFORMATION TECHNOLOGY - 2.0%
Agilent Technologies Inc., 2.50%, 07/15/13	630	640
Broadcom Corp.
1.50%, 11/01/13	1,210	1,224
2.38%, 11/01/15	1,590	1,655
Fiserv Inc., 3.13%, 06/15/16	3,635	3,714
Hewlett-Packard Co.
2.63%, 12/09/14 (e)	2,755	2,843
2.35%, 03/15/15	3,120	3,179
2.60%, 09/15/17 (e)	2,530	2,528
International Business Machines Corp., 0.55%, 02/06/15	3,495	3,477
Xerox Corp.
5.50%, 05/15/12	2,085	2,095
5.65%, 05/15/13	2,100	2,198
1.32%, 05/16/14 (i)	1,230	1,221
2.95%, 03/15/17 (e)	575	581
		25,355
MATERIALS - 2.0%
ArcelorMittal
5.38%, 06/01/13 (e)	2,620	2,719
3.75%, 02/25/15 (e)	525	533
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,861
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15	6,085	6,079
CRH America Inc., 5.30%, 10/15/13	980	1,029
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,487
2.50%, 02/15/16 (e)	2,615	2,682
Ecolab Inc., 2.38%, 12/08/14	2,510	2,600
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,527
		25,517
TELECOMMUNICATION SERVICES - 3.0%
America Movil SAB de CV
3.63%, 03/30/15 (e)	1,580	1,670
2.38%, 09/08/16	2,565	2,597
American Tower Corp., 4.63%, 04/01/15	4,740	5,049
AT&T Inc.
6.70%, 11/15/13	3,635	3,977
0.88%, 02/13/15 (e)	2,640	2,624
British Telecommunications Plc, 5.15%, 01/15/13	2,565	2,650
CenturyLink Inc., 7.88%, 08/15/12	1,475	1,509
Rogers Cable Inc., 6.25%, 06/15/13	1,070	1,138
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	991
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,608
Telefonica Emisiones SAU
5.86%, 02/04/13	2,190	2,264
2.58%, 04/26/13	2,590	2,601
Verizon Virginia Inc., 4.63%, 03/15/13	7,365	7,642
		39,320
UTILITIES - 4.0%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	4,410	4,498
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	892
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,780
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,524
1.95%, 09/01/16	1,095	1,113
Dominion Resources Inc.
5.70%, 09/17/12	1,020	1,043
2.25%, 09/01/15	1,275	1,319
1.95%, 08/15/16	1,465	1,485
DTE Energy Co., 1.18%, 06/03/13 (i)	2,210	2,218
Duke Energy Corp., 2.15%, 11/15/16	4,570	4,658
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	795
Georgia Power Co., 1.30%, 09/15/13 (e)	3,060	3,092
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,938
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,381
Kentucky Utilities Co., 1.63%, 11/01/15	915	932
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,052
NiSource Finance Corp.
6.15%, 03/01/13	616	643
5.40%, 07/15/14	2,295	2,496
Northeast Utilities, 5.65%, 06/01/13	3,775	3,951
Progress Energy Inc., 6.05%, 03/15/14	875	959
PSEG Power LLC
2.50%, 04/15/13	2,535	2,582
2.75%, 09/15/16	1,215	1,227
Sempra Energy, 1.23%, 03/15/14 (i)	4,435	4,436
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,451
Southern Co., 1.95%, 09/01/16 (e)	1,370	1,392
		51,857
Total Corporate Bonds and Notes (cost $625,127)		632,091

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 31.8%
GOVERNMENT SECURITIES - 10.0%
Federal Home Loan Bank - 1.4% (v)
Federal Home Loan Bank, 1.63%, 11/21/12	17,310	17,467
Federal Home Loan Mortgage Corp. - 0.9% (v)
Federal Home Loan Mortgage Corp., 0.88%, 10/28/13	11,915	12,013
Federal National Mortgage Association - 0.3% (v)
Federal National Mortgage Association, 1.00%, 09/23/13	4,415	4,457
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp., 1.02%, 10/15/12 (i)	6,305	6,305
Sovereign - 0.8%
Canada Housing Trust, 4.00%, 06/15/12 (r), CAD	2,355	2,375
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,451
		9,826
Treasury Inflation Index Securities - 2.4%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	24,298	24,845
0.50%, 04/15/15 (n)	6,438	6,825
		31,670
U.S. Treasury Securities - 3.7%
U.S. Treasury Note
0.38%, 10/31/12 - 11/15/14	35,500	35,530
1.50%, 07/31/16	7,665	7,864
1.00%, 10/31/16	5,245	5,258
		48,652
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 21.8%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 06/01/26	2,887	3,053
0.50%, 04/17/15	6,260	6,234
5.00%, 10/01/17 - 12/01/23	7,940	8,534
4.50%, 04/01/18 - 08/01/25	2,132	2,277
5.50%, 10/01/19 - 07/01/20	1,228	1,335
2.37%, 09/01/33 - 02/01/35 (i)	340	358
2.50%, 09/01/33 - 03/01/36 (i)	1,578	1,680
2.23%, 10/01/34 - 02/01/35 (i)	164	173
2.38%, 11/01/34 (i)	156	165
2.65%, 11/01/34 (i)	44	47
2.66%, 11/01/34 - 02/01/35 (i)	143	153
2.75%, 11/01/34 (i)	56	60
2.56%, 01/01/35 (i)	82	87
2.57%, 02/01/35 (i)	45	48
2.63%, 02/01/35 (i)	95	102
2.67%, 02/01/35 (i)	85	91
2.86%, 02/01/35 (i)	82	87
2.51%, 09/01/35 (i)	1,039	1,104
2.48%, 10/01/35 (i)	593	633
2.60%, 11/01/35 (i)	305	326
6.00%, 11/01/37	4,183	4,618
REMIC, 5.00%, 10/15/21	930	984
REMIC, 0.69%, 05/15/36 (i)	683	682
REMIC, 0.74%, 08/15/41 (i)	4,830	4,827
		37,658
Federal National Mortgage Association - 18.8%
Federal National Mortgage Association
0.75%, 12/19/14	13,110	13,167
5.50%, 01/01/17 - 05/01/40	64,491	70,427
5.00%, 07/01/19 - 07/01/41	22,733	24,630
4.50%, 08/01/24 - 09/01/25	45,587	49,100
4.00%, 02/01/25 - 10/01/26	30,948	32,892
3.50%, 11/01/26 - 01/01/27	24,321	25,533
2.49%, 03/01/33 - 01/01/35 (i)	94	100
1.98%, 06/01/33 (i)	61	64
2.43%, 06/01/33 - 07/01/35 (i)	1,174	1,239
2.42%, 07/01/33 (i)	48	51
2.72%, 09/01/33 (i)	5	6
2.32%, 12/01/33 - 02/01/35 (i)	271	286
2.34%, 12/01/33 (i)	782	823
2.47%, 04/01/34 - 04/01/34 (i)	6,090	6,490
2.33%, 10/01/34 (i)	25	27
2.27%, 11/01/34 (i)	7	7
2.50%, 11/01/34 (i)	831	886
2.53%, 11/01/34 (i)	184	196
2.45%, 12/01/34 - 05/01/35 (i)	167	178
2.48%, 01/01/35 (i)	32	34
2.57%, 01/01/35 (i)	90	95
2.67%, 01/01/35 (i)	116	124
2.60%, 02/01/35 (i)	58	62
2.26%, 03/01/35 - 11/01/35 (i)	989	1,045
2.03%, 04/01/35 (i)	486	509
2.71%, 04/01/35 (i)	180	190
2.74%, 04/01/35 (i)	490	516
2.19%, 05/01/35 (i)	829	865
2.29%, 05/01/35 (i)	347	365
2.44%, 06/01/35 (i)	596	635
2.54%, 06/01/35 (i)	762	804
2.66%, 07/01/35 (i)	609	650
2.13%, 08/01/35 (i)	1,329	1,400
2.38%, 08/01/35 (i)	651	688
2.56%, 11/01/35 (i)	378	403
2.17%, 02/01/36 (i)	992	1,036
2.65%, 02/01/36 (i)	529	566
2.62%, 03/01/36 (i)	790	840
2.69%, 03/01/36 (i)	383	410
6.00%, 04/01/36 - 05/01/37	1,368	1,510
REMIC, 5.00%, 08/25/19 - 11/25/21	5,309	5,690
		244,539
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	591	617
5.50%, 07/15/20	237	259
		876
Total Government and Agency Obligations (cost $407,287)		413,463

INVESTMENT COMPANIES - 0.0%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	562
Total Investment Companies (cost $2,837)		562

SHORT TERM INVESTMENTS - 5.7%
Certificates of Deposit - 0.3%
Svenska Handelsbanken, 0.92%, 03/18/13 (i)	$4,200	4,197

Investment Companies - 2.7%
JNL Money Market Fund, 0.05% (a) (h)	7,367	7,367
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	27,687	27,687
Total Investment Companies (cost $35,054)		35,054

Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	34,557	34,557

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	368	358
		34,915
Total Short Term Investments (cost $74,178)		74,166

Total Investments - 102.5% (cost $1,321,990)		1,333,180
Other Assets and Liabilities, Net - (2.5%)		(33,108)
Total Net Assets - 100.0%		$1,300,072

JNL/T.Rowe Price Value Fund
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 8.4%
Carnival Corp.	389	$12,473
Charter Communications Inc. - Class A (c)	48	3,071
Comcast Corp. - Class A	147	4,405
Comcast Corp. - Special Class A	389	11,479
Discovery Communications Inc. - Class C (c)	278	13,042
General Motors Co. (c)	545	13,987
Kohl’s Corp.	376	18,821
Time Warner Cable Inc.	244	19,862
Time Warner Inc.	419	15,810
Walt Disney Co.	368	16,098
		129,048
CONSUMER STAPLES - 3.6%
Archer-Daniels-Midland Co.	293	9,270
Avon Products Inc.	437	8,456
Dr. Pepper Snapple Group Inc.	22	868
Kellogg Co.	86	4,591
Kroger Co.	279	6,765
PepsiCo Inc.	307	20,343
Procter & Gamble Co.	69	4,658
		54,951
ENERGY - 10.8%
Baker Hughes Inc.	49	2,055
Chevron Corp.	278	29,813
Consol Energy Inc.	253	8,610
Devon Energy Corp.	104	7,418
ENI SpA	504	11,814
Hess Corp.	11	658
Newfield Exploration Co. (c)	161	5,597
Nexen Inc.	786	14,429
Noble Corp.	262	9,832
Peabody Energy Corp.	35	1,005
QEP Resources Inc.	49	1,479
Schlumberger Ltd.	57	3,986
Southwestern Energy Co. (c)	90	2,739
Spectra Energy Corp.	716	22,577
Valero Energy Corp.	571	14,725
Weatherford International Ltd. (c)	714	10,770
Williams Cos. Inc.	409	12,595
WPX Energy Inc. (c)	243	4,372
		164,474
FINANCIALS - 21.4%
Allstate Corp.	352	11,585
American Express Co.	245	14,193
Ameriprise Financial Inc.	230	13,123
AON Corp.	139	6,799
Assured Guaranty Ltd.	206	3,406
Bank of America Corp.	1,669	15,971
Charles Schwab Corp.	123	1,760
First Horizon National Corp.	1,129	11,715
General Growth Properties Inc.	292	4,961
Goldman Sachs Group Inc.	45	5,547
JPMorgan Chase & Co.	1,126	51,783
Lazard Ltd. - Class A	145	4,153
Marsh & McLennan Cos. Inc.	168	5,502
MetLife Inc.	540	20,165
Moody’s Corp.	557	23,437
Morgan Stanley	782	15,357
Northern Trust Corp.	139	6,605
NYSE Euronext	250	7,497
PNC Financial Services Group Inc.	125	8,074
Regions Financial Corp.	1,963	12,933
SLM Corp.	1,337	21,063
St. Joe Co. (c) (e)	87	1,661
Sun Life Financial Inc.	688	16,299
SunTrust Banks Inc.	243	5,883
U.S. Bancorp	741	23,481
Wells Fargo & Co.	257	8,777
XL Group Plc	271	5,874
		327,604
HEALTH CARE - 15.2%
Amgen Inc.	297	20,213
Covidien Plc	454	24,797
Gilead Sciences Inc. (c)	322	15,720
HCA Holdings Inc. (c)	207	5,128
Johnson & Johnson	312	20,606
Merck & Co. Inc.	981	37,651
Pfizer Inc.	2,985	67,649
Quest Diagnostics Inc.	52	3,204
Thermo Fisher Scientific Inc. (c)	457	25,766
WellPoint Inc.	164	12,074
		232,808
INDUSTRIALS - 10.2%
3M Co.	126	11,205
Boeing Co.	277	20,615
Canadian Pacific Railway Ltd. (e)	76	5,749
Emerson Electric Co.	212	11,078
General Electric Co.	1,600	32,114
Honeywell International Inc.	251	15,311
Ingersoll-Rand Plc	349	14,415
Raytheon Co.	185	9,764
Southwest Airlines Co.	888	7,315
Union Pacific Corp.	46	4,987
United Continental Holdings Inc. (c)	758	16,291
United Technologies Corp.	88	7,257
		156,101
INFORMATION TECHNOLOGY - 11.0%
Analog Devices Inc.	96	3,886
Applied Materials Inc.	976	12,143
Cisco Systems Inc.	1,530	32,359
Computer Sciences Corp.	131	3,925
Corning Inc.	614	8,642
Dell Inc. (c)	742	12,311
Harris Corp.	75	3,372
Marvell Technology Group Ltd. (c)	737	11,596
Microsoft Corp.	512	16,509
Nvidia Corp. (c)	454	6,992
Oracle Corp.	198	5,765
TE Connectivity Ltd.	53	1,955
Texas Instruments Inc.	912	30,659
Visa Inc.	102	11,977

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Western Union Co.	390	6,866
		168,957
MATERIALS - 5.9%
Crown Holdings Inc. (c)	61	2,258
International Paper Co. (e)	852	29,891
LyondellBasell Industries NV	496	21,628
Monsanto Co.	160	12,770
Owens-Illinois Inc. (c)	362	8,454
Potash Corp. of Saskatchewan Inc.	69	3,171
Vulcan Materials Co.	5	222
Weyerhaeuser Co.	522	11,438
		89,832
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	983	30,687
CenturyLink Inc.	187	7,220
Telefonica SA	456	7,489
Vodafone Group Plc	1,709	4,713
		50,109
UTILITIES - 6.0%
AES Corp. (c)	1,686	22,031
American Electric Power Co. Inc.	48	1,856
Edison International	45	1,900
Entergy Corp.	163	10,954
Exelon Corp.	452	17,711
FirstEnergy Corp.	129	5,902
MDU Resources Group Inc.	558	12,502
NRG Energy Inc. (c)	665	10,415
PG&E Corp.	191	8,300
		91,571
Total Common Stocks (cost $1,311,788)		1,465,455

PREFERRED STOCKS - 1.5%
FINANCIALS - 1.4%
Citigroup Inc., Convertible Preferred, 7.50%	122	12,600
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	61	8,676
		21,276
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,441

Total Preferred Stocks (cost $20,489)		22,717

CORPORATE BONDS AND NOTES - 0.3%
FINANCIALS - 0.1%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (i) (q)	$1,850	1,332

MATERIALS - 0.2%
United States Steel Corp., 4.00%, 05/15/14 (e)	3,004	3,552
Total Corporate Bonds and Notes (cost $4,591)		4,884

SHORT TERM INVESTMENTS - 3.1%
Investment Companies - 2.3%
JNL Money Market Fund, 0.05% (a) (h)	1,783	1,783
T. Rowe Price Reserves Investment Fund, 0.09% (a) (h)	33,083	33,083
		34,866
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	10,904	10,904
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	570	556
		11,460
Total Short Term Investments (cost $46,340)		46,326
Total Investments - 100.7% (cost $1,383,208)		1,539,382
Other Assets and Liabilities, Net - (0.7%)		(10,453)
Total Net Assets - 100.0%		$1,528,929

JNL/WMC Balanced Fund
COMMON STOCKS - 65.4%
CONSUMER DISCRETIONARY - 7.3%
Comcast Corp. - Class A	1,033	$31,006
Ford Motor Co.	820	10,241
J.C. Penney Co. Inc. (e)	125	4,446
Johnson Controls Inc.	390	12,668
Lowe’s Cos. Inc.	652	20,447
Mattel Inc.	229	7,711
Omnicom Group Inc.	195	9,882
Staples Inc.	309	5,008
Target Corp.	254	14,791
Time Warner Inc.	374	14,130
Viacom Inc. - Class B	81	3,864
Walt Disney Co.	354	15,477
		149,671
CONSUMER STAPLES - 4.9%
CVS Caremark Corp.	369	16,516
General Mills Inc.	88	3,473
PepsiCo Inc.	380	25,183
Philip Morris International Inc.	229	20,297
Procter & Gamble Co.	333	22,399
Unilever NV - ADR	372	12,676
		100,544
ENERGY - 8.0%
Anadarko Petroleum Corp.	254	19,921
Baker Hughes Inc.	271	11,354
Chevron Corp.	299	32,041
EnCana Corp.	549	10,783
Exxon Mobil Corp.	562	48,751
Occidental Petroleum Corp.	205	19,475
Total SA - ADR (e)	239	12,196
Ultra Petroleum Corp. (c)	373	8,445
		162,966
FINANCIALS - 12.4%
ACE Ltd.	252	18,475
Ameriprise Financial Inc.	233	13,301
Bank of America Corp.	702	6,715
BB&T Corp.	570	17,894
BlackRock Inc.	69	14,146
Chubb Corp.	174	12,016
CME Group Inc.	8	2,170
Goldman Sachs Group Inc.	87	10,764
Hartford Financial Services Group Inc.	263	5,542
JPMorgan Chase & Co.	994	45,720
MetLife Inc.	410	15,299
NYSE Euronext	89	2,662
PNC Financial Services Group Inc.	348	22,463
Principal Financial Group Inc.	356	10,496

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Wells Fargo & Co.	1,621	55,342
		253,005
HEALTH CARE - 8.9%
Cardinal Health Inc.	380	16,386
Eli Lilly & Co.	624	25,136
Johnson & Johnson	495	32,636
Medtronic Inc.	540	21,152
Merck & Co. Inc.	995	38,216
Pfizer Inc.	1,642	37,198
Teva Pharmaceutical Industries Ltd. - ADR	240	10,816
		181,540
INDUSTRIALS - 7.4%
Avery Dennison Corp.	240	7,222
Cooper Industries Plc	258	16,531
Deere & Co.	173	13,988
FedEx Corp.	131	12,047
General Dynamics Corp.	177	12,995
General Electric Co.	912	18,295
Honeywell International Inc.	248	15,121
Lockheed Martin Corp.	77	6,911
Siemens AG - ADR (e)	93	9,405
United Continental Holdings Inc. (c)	471	10,135
United Parcel Service Inc. - Class B	197	15,897
Waste Management Inc.	376	13,140
		151,687
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	204	13,127
Automatic Data Processing Inc.	245	13,516
Avnet Inc. (c)	323	11,752
Cisco Systems Inc.	866	18,317
eBay Inc. (c)	347	12,798
Intel Corp.	485	13,642
International Business Machines Corp.	160	33,475
Microsoft Corp.	1,191	38,412
Oracle Corp.	275	8,022
QUALCOMM Inc.	247	16,815
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	444	6,792
Texas Instruments Inc.	476	15,982
		202,650
MATERIALS - 2.0%
Agrium Inc.	72	6,223
Air Products & Chemicals Inc.	74	6,787
Barrick Gold Corp.	245	10,657
Dow Chemical Co.	507	17,571
		41,238
TELECOMMUNICATION SERVICES - 1.9%
AT&T Inc.	1,236	38,592

UTILITIES - 2.7%
Dominion Resources Inc.	329	16,866
Exelon Corp.	273	10,687
PG&E Corp.	246	10,676
Xcel Energy Inc.	604	15,976
		54,205
Total Common Stocks (cost $1,151,723)		1,336,098

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	278
Ally Master Owner Trust, 1.44%, 02/15/17	3,000	3,009
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	470
1.23%, 09/08/16	470	471
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/14 (r)	1,375	1,390
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	56	57
5.19%, 09/10/47 (i)	1,200	1,340
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.54%, 04/12/38 (i)	168	189
5.20%, 12/11/38	780	877
5.45%, 03/11/39 (i)	915	1,025
5.54%, 09/11/41	600	679
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	897
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 10/19/23	260	282
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	2,614	2,779
Ford Credit Floorplan Master Owner Trust
1.89%, 12/15/14 (i) (r)	1,000	1,011
1.92%, 01/15/19	1,545	1,549
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	976
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.72%, 09/11/38 (i)	540	613
5.54%, 10/12/41	545	618
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	19	20
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	552
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	38	38
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	553
SBA Tower Trust, 4.25%, 04/15/40 (r)	420	438
Southwest Airlines Co., 6.15%, 02/01/24 (e)	211	239
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	685

Total Non-U.S. Government Agency Asset- Backed Securities (cost $19,876)		21,035

CORPORATE BONDS AND NOTES - 8.0%
CONSUMER DISCRETIONARY - 1.2%
AutoZone Inc., 4.00%, 11/15/20	1,000	1,037
CBS Corp.
5.75%, 04/15/20 (e)	805	926
4.30%, 02/15/21	525	550
3.38%, 03/01/22 (e)	3,305	3,190
Comcast Corp.
6.50%, 01/15/17	750	897
6.55%, 07/01/39	375	459
COX Communications Inc., 5.45%, 12/15/14	500	556
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,445
8.50%, 01/18/31	300	437
DIRECTV Holdings LLC
3.13%, 02/15/16	900	934
6.38%, 03/01/41	635	717
5.15%, 03/15/42 (e) (r)	1,300	1,266
Grupo Televisa SA, 6.63%, 01/15/40	375	423
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	729

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,019
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	541
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,767
News America Inc., 4.50%, 02/15/21 (e)	850	906
Staples Inc., 9.75%, 01/15/14 (l)	335	381
Target Corp., 5.38%, 05/01/17	800	944
Time Warner Cable Inc.
5.85%, 05/01/17	270	315
5.00%, 02/01/20 (e)	1,500	1,656
Time Warner Inc., 4.88%, 03/15/20	500	553
Viacom Inc.
2.50%, 12/15/16	1,100	1,126
6.88%, 04/30/36	670	842
		23,616
CONSUMER STAPLES - 0.6%
Altria Group Inc., 4.75%, 05/05/21	895	962
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	867
5.38%, 01/15/20	170	200
CVS Caremark Corp.
6.13%, 08/15/16	400	469
5.75%, 06/01/17	245	289
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	257
Kellogg Co., 4.00%, 12/15/20	1,300	1,376
Kraft Foods Inc.
6.25%, 06/01/12	302	305
5.38%, 02/10/20	1,000	1,156
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,849
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	200	207
SABMiller Plc, 6.50%, 07/15/18 (r)	600	728
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,471
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	959
		12,095
ENERGY - 0.3%
BP Capital Markets Plc, 4.75%, 03/10/19 (e)	675	764
ConocoPhillips, 4.60%, 01/15/15 (e)	500	551
EOG Resources Inc., 5.63%, 06/01/19	190	225
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	86
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,029
Shell International Finance BV
3.10%, 06/28/15	400	428
3.25%, 09/22/15 (e)	550	593
4.38%, 03/25/20	675	773
StatoilHydro ASA, 5.25%, 04/15/19	215	252
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,045
		5,746
FINANCIALS - 3.9%
Ace Capital Trust II, 9.70%, 04/01/30	525	714
American Express Centurion Bank, 6.00%, 09/13/17	850	995
American Express Credit Corp.
2.75%, 09/15/15	500	519
2.38%, 03/24/17	1,025	1,027
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,034
Ameriprise Financial Inc., 5.30%, 03/15/20 (e)	170	185
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	508
AXA SA, 8.60%, 12/15/30	425	469
Bank of America Corp.
6.50%, 08/01/16	2,000	2,199
5.42%, 03/15/17	700	716
7.63%, 06/01/19	800	922
5.70%, 01/24/22	1,000	1,059
5.88%, 02/07/42	300	298
Bank of Montreal, 2.50%, 01/11/17	2,650	2,702
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	257
5.45%, 05/15/19 (e)	500	578
Bank of Nova Scotia, 3.40%, 01/22/15	625	662
Barclays Bank Plc, 6.75%, 05/22/19	320	368
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,334
Capital One Financial Corp.
2.15%, 03/23/15	895	896
4.75%, 07/15/21	1,500	1,578
Caterpillar Financial Services Corp., 2.75%, 06/24/15	600	633
CDP Financial, 4.40%, 11/25/19 (r)	600	648
Charles Schwab Corp., 4.95%, 06/01/14	190	206
Citigroup Inc.
5.50%, 10/15/14	515	553
4.59%, 12/15/15	535	563
5.85%, 08/02/16 (e)	1,300	1,419
4.45%, 01/10/17	1,000	1,048
6.13%, 05/15/18	245	275
8.50%, 05/22/19	400	493
8.13%, 07/15/39	115	149
5.88%, 01/30/42	165	171
Comerica Inc., 3.00%, 09/16/15 (e)	95	99
Credit Agricole SA, 3.50%, 04/13/15 (r)	740	738
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	360
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	519
Discover Financial Services, 6.45%, 06/12/17	90	101
Eaton Vance Corp., 6.50%, 10/02/17	160	182
Enel Finance International SA, 6.80%, 09/15/37 (r)	235	229
ERAC USA Finance Co., 4.50%, 08/16/21 (r)	620	636
ERAC USA Finance LLC, 2.25%, 01/10/14 (r)	375	377
ERP Operating LP, 4.75%, 07/15/20	765	817
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14 (e)	215	225
General Electric Capital Corp.
5.90%, 05/13/14	250	275
2.25%, 11/09/15	1,000	1,028
5.63%, 09/15/17	1,700	1,979
4.63%, 01/07/21	1,000	1,067
4.65%, 10/17/21 (e)	500	532
Goldman Sachs Group Inc.
5.35%, 01/15/16	900	954
5.63%, 01/15/17	1,350	1,418
5.75%, 01/24/22	1,445	1,487
6.25%, 02/01/41	940	928
Hartford Financial Services Group Inc., 6.10%, 10/01/41	90	87
HCP Inc., 6.00%, 01/30/17	365	406
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	919
HSBC Bank USA, 5.88%, 11/01/34	250	260
HSBC Holdings Plc
4.00%, 03/30/22 (e)	870	862
6.10%, 01/14/42	1,200	1,396
ING Bank NV
2.00%, 10/18/13 (e) (r)	1,850	1,844
3.75%, 03/07/17 (r)	1,600	1,585
John Deere Capital Corp., 2.95%, 03/09/15 (e)	180	191
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,886
6.30%, 04/23/19	475	549

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
6.40%, 05/15/38	425	505
5.40%, 01/06/42 (e)	540	573
Kimco Realty Corp., 5.78%, 03/15/16 (e)	345	379
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	2,018
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	565
Liberty Property LP, 6.63%, 10/01/17	225	260
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	641
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	177
MetLife Global Funding I Inc.
2.88%, 09/17/12 (r)	600	606
2.50%, 09/29/15 (r)	1,200	1,236
Morgan Stanley
6.00%, 05/13/14	400	419
5.38%, 10/15/15	170	176
5.45%, 01/09/17	1,700	1,736
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,169
3.05%, 02/15/22 (e)	445	441
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	360
Northern Trust Corp., 3.45%, 11/04/20	490	502
PNC Funding Corp., 5.40%, 06/10/14	525	572
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,064
Prudential Financial Inc.
5.50%, 03/15/16	425	474
6.00%, 12/01/17	450	524
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	771
Realty Income Corp.
6.75%, 08/15/19 (e)	355	410
5.75%, 01/15/21 (e)	335	363
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	520
Simon Property Group LP
4.20%, 02/01/15 (e)	600	642
6.10%, 05/01/16	325	374
Sovereign Bank, 8.75%, 05/30/18	450	527
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	275
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	744
2.88%, 04/04/17	2,000	1,999
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,069
U.S. Bank NA, 4.95%, 10/30/14	450	493
UBS AG - Series BKNT, 4.88%, 08/04/20	1,700	1,767
US Bancorp, 2.88%, 11/20/14 (e)	500	521
Wachovia Corp.
5.25%, 08/01/14	500	538
5.75%, 06/15/17	1,500	1,728
WEA Finance LLC
5.70%, 10/01/16 (r)	60	66
7.13%, 04/15/18 (r)	350	412
Wells Fargo & Co.
3.75%, 10/01/14 (e)	575	609
3.50%, 03/08/22	2,015	1,984
		80,323
HEALTH CARE - 0.6%
Amgen Inc.
6.15%, 06/01/18	425	509
5.70%, 02/01/19 (e)	350	404
5.15%, 11/15/41	1,200	1,205
Aristotle Holding Inc., 2.65%, 02/15/17 (r)	1,897	1,918
Express Scripts Inc., 6.25%, 06/15/14	160	176
McKesson Corp., 3.25%, 03/01/16 (e)	175	187
Merck & Co. Inc., 4.00%, 06/30/15	370	406
Pfizer Inc., 6.20%, 03/15/19	700	876
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	915
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,116
Schering-Plough, 5.30%, 12/01/13 (l)	450	486
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	149
3.20%, 05/01/15	180	191
UnitedHealth Group Inc.
5.50%, 11/15/12	379	391
3.88%, 10/15/20	600	634
4.63%, 11/15/41 (e)	1,040	1,040
WellPoint Inc., 4.35%, 08/15/20 (e)	1,000	1,082
		11,685
INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	946
Cargill Inc., 4.31%, 05/14/21 (r)	517	549
Deere & Co., 4.38%, 10/16/19	185	210
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	340
5.63%, 03/15/42 (r)	1,200	1,155
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	931
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	406
Raytheon Co., 1.63%, 10/15/15	835	850
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	786
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	559
United Parcel Service Inc., 4.88%, 11/15/40	370	416
		7,148
INFORMATION TECHNOLOGY - 0.3%
Cisco Systems Inc., 4.45%, 01/15/20 (e)	500	567
Dell Inc., 5.88%, 06/15/19 (e)	460	546
Hewlett-Packard Co.
3.75%, 12/01/20 (e)	1,000	996
4.30%, 06/01/21	1,000	1,020
International Business Machines Corp., 2.00%, 01/05/16 (e)	1,300	1,335
Microsoft Corp., 4.50%, 10/01/40	500	535
Oracle Corp., 6.13%, 07/08/39	500	620
Xerox Corp.
8.25%, 05/15/14	345	390
6.75%, 02/01/17	75	87
6.35%, 05/15/18	50	58
5.63%, 12/15/19	30	33
		6,187
MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	243

TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15	500	520
6.80%, 05/15/36	150	185
BellSouth Corp., 6.55%, 06/15/34	300	342
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	81
Cellco Partnership, 5.55%, 02/01/14	500	541
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	490
8.75%, 06/15/30 (l)	275	378
4.88%, 03/06/42 (r)	705	666
France Telecom SA, 4.38%, 07/08/14	230	246
SBC Communications, 6.45%, 06/15/34	480	566
Verizon Communications Inc.
3.50%, 11/01/21	735	752
4.75%, 11/01/41 (e)	265	268

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Verizon Global Funding Corp., 7.75%, 12/01/30	500	677
Virgin Media Secured Finance Plc, 5.25%, 01/15/21	460	495
Vodafone Group Plc, 5.45%, 06/10/19	600	708
		6,915
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	215
Atmos Energy Corp., 6.35%, 06/15/17	385	450
Colorado Public Service Co., 5.13%, 06/01/19	500	580
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	290
Duke Energy Carolinas LLC, 4.30%, 06/15/20 (e)	875	976
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,709
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	614
MidAmerican Energy Co., 6.13%, 04/01/36	350	416
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	440
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	328
Pennsylvania Electric Co., 5.20%, 04/01/20	600	650
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	78
Public Service Electric & Gas Co., 2.70%, 05/01/15 (e)	230	242
San Diego Gas & Electric Co.
6.00%, 06/01/39 (e)	100	129
5.35%, 05/15/40	800	952
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	713
Southern California Edison Co., 5.55%, 01/15/37	500	600
		9,382
Total Corporate Bonds and Notes (cost $154,009)		163,340

GOVERNMENT AND AGENCY OBLIGATIONS - 30.5%
GOVERNMENT SECURITIES - 11.2%
Federal Home Loan Mortgage Corp. - 0.2% (v)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,188
Municipals - 0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,275
City of Chicago, IL, 6.85%, 01/01/38	700	785
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	1,136
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	680
Irvine Ranch Water District, 2.61%, 03/15/14	545	566
Los Angeles Unified School District, 5.75%, 07/01/34	800	928
Maryland Transportation Authority, 5.89%, 07/01/43	270	337
Massachusetts School Building Authority, 5.72%, 08/15/39	500	620
Metropolitan Transportation Authority
7.34%, 11/15/39	75	105
6.09%, 11/15/40	405	487
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	997
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	1,043
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	228
6.04%, 12/01/29	105	132
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,093
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	481
Oregon State Department of Transportation, 5.83%, 11/15/34	255	316
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	173
State of California, 7.63%, 03/01/40	400	521
State of California Various Purpose Bond, 7.55%, 04/01/39	200	260
State of Utah, 3.29%, 07/01/20	1,000	1,060
University of California, 6.58%, 05/15/49	370	457
University of California Build America Bond, 5.77%, 05/15/43	615	721
University of Missouri, 5.96%, 11/01/39	360	452
		14,853
Sovereign - 0.3%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	488
Province of Ontario, Canada, 4.00%, 10/07/19 (e)	550	612
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,510
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,116
		5,726
U.S. Treasury Securities - 10.0%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,286
4.25%, 05/15/39 - 11/15/40	3,100	3,651
4.38%, 11/15/39 - 05/15/41	6,913	8,310
4.63%, 02/15/40	3,830	4,783
4.75%, 02/15/41	2,800	3,569
3.75%, 08/15/41	2,350	2,541
3.13%, 02/15/42	10,000	9,586
U.S. Treasury Note
1.38%, 05/15/12	9,800	9,815
4.75%, 05/31/12	2,000	2,015
0.63%, 12/31/12 - 04/30/13	46,600	46,765
3.13%, 09/30/13 - 05/15/21	5,400	5,761
1.88%, 02/28/14	10,700	11,011
1.75%, 07/31/15	7,000	7,259
1.25%, 10/31/15	5,000	5,100
2.00%, 01/31/16 - 11/15/21	27,000	27,652
1.50%, 06/30/16	13,600	13,960
1.00%, 09/30/16	3,300	3,311
0.88%, 11/30/16	13,200	13,144
3.88%, 05/15/18	1,000	1,148
3.63%, 02/15/20	3,915	4,441
2.63%, 11/15/20	9,400	9,885
2.13%, 08/15/21	8,200	8,194
		204,187
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 19.3%
Federal Home Loan Mortgage Corp. - 11.1%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,716	1,898
6.50%, 11/01/17	23	25
4.50%, 05/01/18 - 03/01/39	7,184	7,660
4.00%, 09/01/26 - 07/01/41	1,395	1,475
5.00%, 02/01/28 - 12/01/41	163,797	176,626
7.00%, 11/01/30 - 10/01/32	131	154

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
4.00%, 04/15/41, TBA (g)	3,300	3,450
4.50%, 04/15/41, TBA (g)	12,400	13,148
5.00%, 05/15/41, TBA (g)	20,000	21,499
		225,935
Federal National Mortgage Association - 3.7%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	82	90
3.50%, 10/01/25 - 03/01/26	5,535	5,812
4.00%, 09/01/26 - 09/01/26	6,608	7,021
3.50%, 04/15/27, TBA (g)	5,300	5,558
7.50%, 09/01/29	24	29
4.50%, 10/01/31	5,190	5,526
7.00%, 10/01/33	96	111
6.00%, 04/15/34, TBA (g)	12,800	14,102
6.50%, 04/01/36, TBA (g)	3,500	3,920
5.50%, 04/12/36, TBA (g)	16,200	17,650
5.50%, 03/01/38 - 11/01/38	4,790	5,225
5.00%, 06/01/40 - 08/01/40	2,727	2,947
4.50%, 04/15/41, TBA (g)	7,600	8,083
		76,074
Government National Mortgage Association - 4.5%
Government National Mortgage Association
6.50%, 04/15/26	31	36
5.50%, 11/15/32 - 02/15/36	251	282
7.00%, 01/15/33 - 05/15/33	42	50
6.00%, 02/15/33 - 01/15/35	227	258
5.00%, 06/20/33 - 09/15/38	3,064	3,408
4.50%, 04/01/35, TBA (g)	14,300	15,558
5.00%, 04/01/35, TBA (g)	66,000	72,889
REMIC, 7.50%, 09/16/35	17	19
		92,500
Total Government and Agency Obligations (cost $613,610)		624,463

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 3.4%
JNL Money Market Fund, 0.05% (a) (h)	69,557	69,557

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	37,781	37,781
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	649	632
		38,413
Total Short Term Investments (cost $107,986)		107,970

Total Investments - 110.2% (cost $2,047,204)		2,252,906
Total Forward Sales Commitments - (8.3%) (proceeds $168,781)		(169,014)
Other Assets and Liabilities, Net - (1.9%)		(39,838)
Total Net Assets - 100.0%		$2,044,054

FORWARD SALES COMMITMENTS - 8.3%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 8.3%
Federal Home Loan Mortgage Corp. - 8.3%
Federal Home Loan Mortgage Corp., 5.00%, 04/01/35	$157,000	$169,014

Total Government and Agency Obligations - 8.3% (proceeds $168,781)		$169,014

JNL/WMC Money Market Fund
CORPORATE BONDS AND NOTES - 9.8%
CONSUMER DISCRETIONARY - 0.3%
Target Corp., 0.50%, 01/11/13 (i)	$2,600	$2,600

FINANCIALS - 9.5%
Ally Financial Inc., 2.20%, 12/19/12	6,000	6,085
Bank of America Corp.
3.13%, 06/15/12	5,000	5,030
2.38%, 06/22/12	5,010	5,034
Bank of New York Mellon Corp., 4.95%, 11/01/12	1,030	1,057
Citigroup Funding Inc., 1.88%, 10/22/12	19,776	19,957
Countrywide Financial Corp., 5.80%, 06/07/12	4,000	4,033
General Electric Capital Corp.
0.67%, 08/02/12 (i)	2,000	2,001
2.00%, 09/28/12	14,453	14,577
John Deere Capital Corp., 2.88%, 06/19/12	10,000	10,057
JPMorgan Chase & Co.
0.60%, 06/25/12 (i)	5,000	5,002
5.38%, 10/01/12	7,500	7,685
State Street Corp., 2.15%, 04/30/12	3,500	3,506
Toyota Motor Credit Corp., 0.88%, 01/15/13 (i)	9,000	9,000
Wells Fargo & Co., 4.38%, 01/31/13	2,500	2,579
		95,603
Total Corporate Bonds and Notes (cost $98,203)		98,203

GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
GOVERNMENT SECURITIES - 14.3%
Federal Home Loan Mortgage Corp. - 9.0% (v)
Federal Home Loan Mortgage Corp.
1.25%, 05/03/12	40,000	40,036
0.35%, 07/25/12	3,000	3,000
0.25%, 09/19/12 (i)	20,000	19,998
0.29%, 10/12/12 (i)	27,300	27,308
		90,342
Federal National Mortgage Association - 1.2% (v)
Federal National Mortgage Association, 4.38%, 09/15/12	11,500	11,717
Sovereign - 0.3%
Province of Ontario, Canada, 0.64%, 11/19/12 (i)	3,000	3,006
U.S. Treasury Securities - 3.8%
U.S. Treasury Note
1.00%, 04/30/12	30,400	30,419
0.75%, 05/31/12	4,000	4,004
3.88%, 10/31/12	3,500	3,575
		37,998
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 9.5%
Federal Farm Credit Bank - 2.0%
Federal Farm Credit Bank
0.34%, 07/13/12 (i)	5,250	5,252
0.23%, 11/09/12 (i)	8,750	8,749
0.29%, 11/26/12 (i)	2,250	2,251
0.21%, 12/05/12 (i)	3,960	3,959
		20,211
Federal Home Loan Bank - 0.8%
Federal Home Loan Bank, 0.30%, 03/27/13	8,100	8,100
Federal Home Loan Mortgage Corp. - 4.4%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	8,800	8,800

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
0.21%, 11/14/12 - 01/03/13	18,000	18,002
4.13%, 12/21/12	2,000	2,056
0.19%, 01/09/13	5,500	5,499
0.29%, 01/22/13 (i)	10,000	10,003
		44,360
Federal National Mortgage Association - 2.3%
Federal National Mortgage Association
0.35%, 12/03/12 (i)	3,900	3,902
0.32%, 01/10/13 (i)	13,000	13,010
0.75%, 02/26/13	6,000	6,027
		22,939
Total Government and Agency Obligations (cost $238,673)		238,673

SHORT TERM INVESTMENTS - 66.3%
Certificates of Deposit - 10.5%
Bank of Montreal
0.34%, 06/13/12	6,500	6,500
0.49%, 01/04/13 (i)	3,000	3,000
Bank of Nova Scotia, 0.57%, 07/16/12 (i)	10,000	10,000
Barclays Bank Plc, 0.59%, 05/03/12 (i)	3,500	3,500
Branch Banking, 0.26%, 07/09/12	7,000	7,000
Canadian Imperial Bank of Commerce
0.73%, 05/04/12 (i)	2,500	2,500
0.35%, 08/09/12 (i)	11,300	11,300
DnB NOR Bank ASA
0.28%, 05/01/12	5,000	5,000
0.27%, 06/04/12	5,000	5,000
Rabobank Nederland NV
0.30%, 05/29/12 (i)	4,000	4,000
0.56%, 08/14/12	5,000	5,000
Royal Bank of Canada, 0.50%, 08/24/12	7,000	7,007
Standard Chartered Bank
0.63%, 05/08/12	4,000	4,000
0.65%, 06/12/12	5,000	5,000
0.53%, 07/02/12	6,000	6,000
Toronto-Dominion Bank NY
0.40%, 04/27/12	3,500	3,500
0.32%, 04/30/12	5,500	5,500
0.32%, 07/10/12	7,000	7,000
UBS AG, 0.53%, 05/08/12	5,000	5,000
		105,807
Commercial Paper - 16.9%
Amsterdam Funding Corp.
0.27%, 04/17/12	6,000	5,999
0.56%, 05/07/12	7,000	6,996
CAFCO LLC
0.26%, 04/05/12	7,900	7,900
0.27%, 04/11/12	7,500	7,499
Chariot Funding LLC
0.20%, 06/05/12	9,000	8,997
0.20%, 06/22/12	6,000	5,997
Coca-Cola Co.
0.22%, 08/01/12 (r)	11,300	11,292
0.21%, 08/13/12 (r)	5,000	4,996
0.30%, 11/15/12 (r)	5,400	5,390
CRC Funding LLC
0.24%, 04/10/12	10,000	9,999
0.26%, 04/26/12	5,100	5,099
General Electric Capital Corp., 0.31%, 07/09/12	10,000	9,992
JPMorgan Chase & Co., 0.35%, 10/01/12	7,000	6,988
Jupiter Securitization Corp., 0.20%, 06/26/12 (r)	15,000	14,993
Market Street Funding LLC
0.21%, 06/13/12	7,000	6,997
0.20%, 06/20/12 (r)	8,000	7,996
NSTAR Electric Co., 0.19%, 05/08/12	5,800	5,799
Old Line Funding LLC
0.20%, 04/20/12 (r)	8,500	8,499
0.21%, 04/23/12 (r)	6,600	6,599
Toyota Motor Credit Corp., 0.38%, 09/06/12	7,000	6,988
Windmill Funding LLC
0.25%, 04/11/12	12,100	12,099
0.54%, 05/08/12	2,700	2,699
		169,813
Federal Home Loan Bank - 0.8% (v)
Federal Home Loan Bank, 0.16%, 08/17/12	8,000	7,999

Investment Company - 0.0%
JPMorgan Prime Money Market Fund, 0.14% (h)	17	17

Repurchase Agreements - 38.1%
Repurchase Agreement with Bank of America Securities, 0.12% (Collateralized by $10,085 Federal National Mortgage Association, 0.00% - 5.63%, due 11/19/12 - 07/15/37, value $7,908, $10,831 Federal Home Loan Mortgage Corp., 0.00% - 5.50%, due 08/20/12 - 03/15/27, value $9,197, $4,090 Federal Home Loan Bank, 1.13% - 4.88%, due 05/18/12 - 12/14/12, value $4,146 and $1,700 Federal Farm Credit Bank, 1.88% - 3.50%, due 01/08/12 - 02/04/20, value $1,798) acquired on 03/30/12, due 04/02/12 at $22,600	$22,600	22,600
Repurchase Agreement with Barclays Bank Plc, 0.17% (Collateralized by $12,208 Federal Home Loan Mortgage Corp., 0.63%, due 12/20/13, value $12,240) acquired on 03/26/12, due 04/02/12 at $12,000	12,000	12,000
Repurchase Agreement with Credit Suisse International, 0.17% (Collateralized by $24,420 Federal National Mortgage Association, 5.00%, due 06/01/40, value $26,520) acquired on 03/26/12, due 04/02/12 at $26,000	26,000	26,000
Repurchase Agreement with Credit Suisse International, 0.17% (Collateralized by $44,142 Federal National Mortgage Association, 3.00%, due 04/01/27, value $45,900) acquired on 03/01/12, due 04/02/12 at $45,007	45,000	45,000
Repurchase Agreement with Deutsche Bank AG, 0.10% (Collateralized by $28,730 Federal National Mortgage Association, 7.00%, due 10/01/38, value $33,150) acquired on 03/30/12, due 04/02/12 at $32,500	32,500	32,500
Repurchase Agreement with Deutsche Bank AG, 0.12% (Collateralized by $20,576 Federal National Mortgage Association, 7.00%, due 10/01/38, value $23,741 and $1,737 Federal Farm Credit Bank, 1.63% - 2.13%, due 06/18/12 - 11/19/14, value $1,794) acquired on 03/30/12, due at 04/05/12 at $25,001	25,000	25,000

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $48,566 Federal National Mortgage Association, 4.00%, due 11/01/40 - 02/01/41, value $51,000) acquired on 03/27/12, due 04/03/12 at $50,002	50,000	50,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $19,610 Federal Home Loan Mortgage Corp., 4.00%, due 08/01/25, value $20,790 and $13,547 Federal National Mortgage Association, 5.50%, due 05/01/40, value $14,910) acquired on 03/30/12, due 04/03/12 at $35,001	35,000	35,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $4,350 Federal Home Loan Mortgage Corp., 3.50%, due 03/01/42, value $4,440 and $10,472 Federal National Mortgage Association, 3.00%, due 03/01/27, value $10,859) acquired on 03/28/12, due 04/04/12 at $15,001	15,000	15,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $43,006 Federal Home Loan Mortgage Corp., 4.00% - 4.50%, due 08/01/26 - 01/01/41, value $45,900) acquired on 03/28/12, due 04/27/12 at $45,008 (q)	45,000	45,000
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $70,360 Federal Home Loan Mortgage Corp., 4.50%, due 03/01/39, value $76,500) acquired on 03/29/12, due 04/05/12 at $75,003	75,000	75,000
		383,100
Total Short Term Investments (cost $666,736)		666,736

Total Investments - 99.9% (cost $1,003,612)		1,003,612
Other Assets and Liabilities, Net - 0.1%		1,137
Total Net Assets - 100.0%		$1,004,749

JNL/WMC Value Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.5%
CBS Corp. - Class B	245	$8,318
Comcast Corp. - Class A	864	25,915
General Motors Co. (c)	205	5,253
Goodyear Tire & Rubber Co. (c)	465	5,214
Home Depot Inc.	391	19,676
Kohl’s Corp.	352	17,591
Lowe’s Cos. Inc.	369	11,592
Mattel Inc.	504	16,958
Nordstrom Inc.	241	13,406
Stanley Black & Decker Inc.	241	18,517
Staples Inc.	520	8,407
Thomson Reuters Corp.	463	13,375
		164,222
CONSUMER STAPLES - 8.0%
Anheuser-Busch InBev NV - ADR	226	16,456
Archer-Daniels-Midland Co.	355	11,223
CVS Caremark Corp.	461	20,653
General Mills Inc.	262	10,352
Kraft Foods Inc. - Class A	401	15,242
PepsiCo Inc.	211	13,987
Philip Morris International Inc.	246	21,798
Sysco Corp.	176	5,255
		114,966
ENERGY - 11.3%
Apache Corp.	94	9,431
Baker Hughes Inc.	251	10,544
Chevron Corp.	406	43,582
EOG Resources Inc.	76	8,399
Exxon Mobil Corp.	241	20,876
Marathon Oil Corp.	342	10,848
Noble Corp.	303	11,365
Occidental Petroleum Corp.	279	26,531
Royal Dutch Shell Plc - ADR - Class B	183	12,904
Southwestern Energy Co. (c)	238	7,283
		161,763
FINANCIALS - 22.9%
ACE Ltd.	395	28,877
Ameriprise Financial Inc.	194	11,066
BB&T Corp.	635	19,939
BlackRock Inc.	102	20,900
Chubb Corp.	256	17,658
Citigroup Inc.	324	11,835
Credit Suisse Group AG - ADR (e)	346	9,853
Goldman Sachs Group Inc.	154	19,166
JPMorgan Chase & Co.	1,172	53,879
Marsh & McLennan Cos. Inc.	698	22,884
PNC Financial Services Group Inc.	430	27,718
Principal Financial Group Inc.	355	10,470
Swiss Re Ltd. (c)	188	12,031
Unum Group	506	12,375
Wells Fargo & Co.	1,476	50,394
		329,045
HEALTH CARE - 13.9%
Amgen Inc.	298	20,241
Baxter International Inc.	223	13,355
Covidien Plc	324	17,716
HCA Holdings Inc.	326	8,053
Johnson & Johnson	242	15,969
Merck & Co. Inc.	732	28,093
Pfizer Inc.	1,729	39,186
St. Jude Medical Inc.	256	11,330
Teva Pharmaceutical Industries Ltd. - ADR	324	14,609
UnitedHealth Group Inc.	384	22,609
Zimmer Holdings Inc.	130	8,363
		199,524
INDUSTRIALS - 9.3%
3M Co.	161	14,345
Boeing Co.	168	12,464
General Electric Co.	1,763	35,375
Illinois Tool Works Inc.	267	15,228
Ingersoll-Rand Plc	448	18,525
PACCAR Inc.	260	12,195
Tyco International Ltd.	438	24,624
		132,756
INFORMATION TECHNOLOGY - 9.8%
Analog Devices Inc.	363	14,665
Cisco Systems Inc.	1,730	36,585
Hewlett-Packard Co.	320	7,614
Intel Corp.	1,163	32,700

See accompanying Notes to the Schedules of Investments.

	Shares/Par (p)	Value
Maxim Integrated Products Inc.	395	11,285
Microsoft Corp.	666	21,462
Xilinx Inc.	458	16,667
		140,978
MATERIALS - 5.8%
CF Industries Holdings Inc.	28	5,023
Dow Chemical Co.	456	15,803
E.I. du Pont de Nemours & Co.	251	13,278
International Paper Co.	357	12,534
Mosaic Co.	207	11,417
Nucor Corp.	163	6,992
Rexam Plc - ADR (e)	208	7,107
Steel Dynamics Inc.	755	10,979
		83,133
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	979	30,581

UTILITIES - 3.4%
Edison International	273	11,588
Entergy Corp.	172	11,525
NextEra Energy Inc.	128	7,818
Northeast Utilities	344	12,784
PPL Corp.	160	4,522
		48,237
Total Common Stocks (cost $1,180,019)		1,405,205

SHORT TERM INVESTMENTS - 1.8%
Investment Company - 1.7%
JNL Money Market Fund, 0.05% (a) (h)	23,547	23,547

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.38% (a) (h)	1,770	1,770
Securities Lending Liquidating Fund LLC, 0.42% (a) (h)	107	104
		1,874
Total Short Term Investments (cost $25,424)		25,421

Total Investments - 99.8% (cost $1,205,443)		1,430,626
Other Assets and Liabilities, Net - 0.2%		3,103
Total Net Assets - 100.0%		$1,433,729

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

(a)	Investment in affiliate.
(b)

The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At March 31, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)

Investment purchased on a delayed delivery basis. As of March 31, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $6,133; JNL/Goldman Sachs Core Plus Bond Fund $259,268; JNL/Mellon Capital Management Bond Index Fund $47,648; JNL/PIMCO Real Return Fund $2,422,494; JNL/PIMCO Total Return Bond Fund $1,369,158; and JNL/WMC Balanced Fund $214,773.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2012.
(i)	Variable rate security. Rate stated was in effect as of March 31, 2012.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of March 31, 2012.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board. As of March 31, 2012, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $14,476; JNL/Franklin Templeton Global Multisector Bond Fund, $44,352; JNL/Franklin Templeton Income Fund, $304,293; JNL/Goldman Sachs Core Plus Bond Fund, $102,514; JNL/Goldman Sachs Emerging Markets Debt Fund, $47,584; JNL/Ivy Asset Strategy Fund, $174,004; JNL/JPMorgan U.S. Government & Quality Bond Fund, $10,883; JNL/Lazard Emerging Markets Fund, $10,250; JNL/Mellon Capital Management Bond Index Fund, $1,928; JNL/PIMCO Real Return Fund, $384,252; JNL/PIMCO Total Return Bond Fund, $388,298; JNL/PPM America Floating Rate Income Fund, $12,533; JNL/PPM America High Yield Bond Fund, $530,519; JNL/T. Rowe Price Short-Term Bond Fund, $189,832; JNL/WMC Balanced Fund, $35,002; and JNL/WMC Money Market Fund, $59,765.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at March 31, 2012. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

BGN - Bulgarian Leva

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR — Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CDO - Collateralized Debt Obligation

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CME - Chicago Mercantile Exchange

CPI — Consumer Price Index

CPURNSA — CPI Urban Consumers Index Non-Seasonably Adjusted

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

HSCEI - Hang Seng China Enterprises Index

IBEX - Iberia Index

JSC - Joint Stock Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Abbreviations: (continued)

LIBOR - London Interbank Offered Rate

LIFFE - London International Financial Futures Exchange

MBS - Mortgage Backed Security

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYS - New York Registered Shares

NYSE - New York Stock Exchange

PJSC - Public Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis

Topix - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

virt-x - a cross border recognized investment exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BGI - Barclays Global Investor Services

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

BTI - BTIG, LLC

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CST - Credit Suisse International

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan

JPM - J.P. Morgan Securities, Inc.

MLC - Merrill Lynch Capital Services

MLI - Merrill Lynch International

MLP - Merrill Lynch Professional Clearing Corp.

MLP - Merrill Lynch, Pierce, Fenner, & Smith

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

STA - UBS AG Stamford

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at March 31, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$1,426	0.1%

JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$600	$598	0.1%
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	1,499	1,496	0.1
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14	08/26/2011	284	304	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	384	400	—
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	451	494	0.1
New World Resources NV, 7.88%, 05/01/18	03/21/2011	136	135	—
Pyrus Ltd., 7.50%, 12/20/15	11/25/2011	588	619	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	100	103	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	504	473	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	180	139	—
Subsea 7 SA, 2.25%, 10/11/13	11/08/2011	214	248	—
Suzlon Energy Ltd. Convertible Bond, 0.00%, 10/11/12	08/26/2011	519	500	0.1
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	289	284	—
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	110	113	—
Vietnam Government International Bond, 6.75%, 01/29/20	08/26/2011	253	269	—
Wilmar International Ltd. Convertible Bond, 0.00%, 12/18/12	08/26/2011	565	596	0.1
Zeus Capital Ltd., 0.00%, 08/19/13	08/26/2011	1,238	1,148	0.1
Zeus Cayman II, 0.01%, 08/18/16	11/30/2011	621	600	0.1
		$8,535	$8,519	0.8%
JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$2,936	$3,649	0.9%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	166	190	—
Bank Mandiri Persero Tbk PT	01/27/2011	225	287	0.1
CIT Group Inc., 7.00%, 05/02/16	02/28/2011	302	301	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	78	87	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	256	274	0.1

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Balanced Fund (continued)
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	$629	$627	0.2%
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	302	303	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	487	489	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	88	96	—
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	316	333	0.1
Glencore International Plc	05/20/2011	307	222	0.1
HKT Ltd.	11/25/2011	534	708	0.2
HSBC Bank Plc, 4.13%, 08/12/20	09/09/2011	634	638	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	521	539	0.1
Intesa Sanpaolo SpA, 6.50%, 02/24/21	03/25/2011	314	290	0.1
LG Chem Ltd. - GDR	09/08/2009	134	261	0.1
Olam International Ltd.	06/08/2011	239	204	0.1
Petroleos Mexicanos, 6.50%, 06/02/41	10/17/2011	58	62	—
QGEP Participacoes SA	02/09/2011	54	31	—
Realogy Corp., 7.88%, 02/15/19	01/30/2012	256	275	0.1
Republic of Latvia, 5.25%, 02/22/17	02/15/2012	199	206	0.1
Reynolds Group Issuer Inc., 7.88%, 08/15/19	11/22/2011	321	349	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	415	488	0.1
Romanian Government International Bond, 6.75%, 02/07/22	02/29/2012	102	104	—
SABMiller Holdings Inc., 4.95%, 01/15/42	01/13/2012	593	596	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	145	149	—
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	331	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	231	234	0.1
		$11,141	$12,323	3.2%

JNL/Capital Guardian Global Diversified Research Fund
Glencore International Plc	05/20/2011	$1,646	$1,193	0.4%
HKT Ltd.	11/25/2011	847	1,122	0.3
LG Chem Ltd. - GDR	12/17/2009	1,407	2,367	0.7
Olam International Ltd.	06/03/2011	1,528	1,306	0.4
		$5,428	$5,988	1.8%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$9,701	1.7%

JNL/Franklin Templeton Mutual Shares Fund
Cerberus Capital Management LP I	08/06/2008	$909	$214	—%
Cerberus Capital Management LP II	08/06/2008	909	213	—
Cerberus Capital Management LP III	08/06/2008	455	107	—
Harrah’s Investment LP	01/16/2008	17	4	—
Prime AET&D Holdings No. 1 Pty Ltd.	10/14/2010	—	—	—
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	744	—	—
		$3,034	$538	—%
JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$470	$549	0.2%
Calpine Corp., 7.88%, 01/15/23	03/14/2012	109	108	—
Codere Finance Luxembourg SA, 8.25%, 06/15/15	01/09/2012	484	529	0.2
Community Health Systems Inc., 8.00%, 11/15/19	03/08/2012	307	311	0.1
		$1,370	$1,497	0.5%
JNL/Goldman Sachs Core Plus Bond Fund
Banc of America Funding Corp. REMIC, 2.83%, 06/20/36	05/31/2006	$1,565	$1,036	0.1%
CIT Mortgage Loan Trust REMIC, 1.69%, 09/25/24	10/11/2007	1,280	577	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.38%, 05/17/32	01/08/2003	68	38	—
GSMPS Mortgage Loan Trust, 0.52%, 02/25/35	05/18/2006	93	75	—
Merit Securities Corp. REMIC, 1.74%, 09/28/32	12/10/2002	115	123	—
Radnor Holdings Corp., 11.00%, 06/15/13	11/13/2003	126	—	—
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	722	463	—
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,223	0.1
		$5,194	$3,535	0.3%
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,980	$11,136	1.3%
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40)	11/16/2010	2,768	3,009	0.3
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,364	2,803	0.3
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16)	08/23/2011	2,143	2,210	0.3
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16)	09/08/2011	1,562	1,554	0.2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	$7,183	$8,826	1.0%
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	9,723	11,359	1.3
Ivory Coast Government International Bond, 3.75%, 12/31/32	09/21/2011	1,962	2,447	0.3
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,574	3,019	0.4
		$39,259	$46,363	5.4%
JNL/Ivy Asset Strategy Fund
CITIC Securities Co. Ltd.	09/30/2011	$14,340	$16,723	0.9%
Delta Prefco Ltd.	01/23/2012	—	—	—
Delta Topco Ltd.	01/23/2012	2,640	2,355	0.1
Delta Topco Ltd., 15.00%, 11/24/16	01/23/2012	64,629	63,331	3.2
		$81,609	$82,409	4.2%
JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,843	0.7%

JNL/M&G Global Basics Fund
GI Dynamics Inc.	09/07/2011	$1,026	$1,099	0.3%

JNL/PIMCO Total Return Bond Fund
DG Funding Trust, 1.06%, (callable at 10,000 beginning 09/30/10)	11/10/2003	$4,427	$3,130	0.1%
DNB Bank ASA, 3.20%, 04/03/17	03/27/2012	1,699	1,707	—
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,362	17,134	0.4
Russian Foreign Bond, 3.25%, 04/04/17	03/29/2012	2,790	2,801	0.1
Sberbank of Russia, 4.95%, 02/07/17	02/10/2012	1,301	1,320	—
Sberbank of Russia, 6.13%, 02/07/22	02/07/2012	702	718	—
		$25,281	$26,810	0.6%
JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$63	$—	—%
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	18	—
		$237	$18	—%
JNL/T.Rowe Price Established Growth Fund
Facebook Inc. - Class A	04/01/2011	$5,184	$5,348	0.2%
Facebook Inc. - Class B	08/15/2011	7,263	9,047	0.4
Groupon Inc.	12/17/2010	3,407	7,533	0.3
LivingSocial, Convertible Preferred, Series F	11/18/2011	1,185	821	—
Twitter Inc.	09/14/2011	1,261	1,254	0.1
Twitter Inc., Series A	09/14/2011	3	3	—
Twitter Inc., Series B	09/14/2011	51	51	—
Twitter Inc., Series C	09/14/2011	13	13	—
Twitter Inc., Series D	09/14/2011	484	481	—
Twitter Inc., Series G-2	07/28/2011	1,975	1,963	0.1
Zynga Inc.	02/18/2011	3,838	3,418	0.2
		$24,664	$29,932	1.3%
JNL/T.Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$3,435	0.2%
Halcon Resources Corp., Convertible Preferred	03/02/2012	3,444	3,410	0.2
Hungry Machine Inc.	04/01/2011	4,061	3,714	0.2
Michael Kors Holdings Ltd.	07/11/2011	4,184	15,281	0.9
Workday Inc., Convertible Preferred	10/13/2011	864	864	0.1
		$15,988	$26,704	1.6%
JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$892	$892	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,837	562	—
Volkswagen International Finance NV, 1.63%, 03/22/15	03/20/2012	5,011	5,025	0.4
		$8,740	$6,479	0.5%
JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,311	$1,332	0.1%

JNL/WMC Money Market Fund
Repurchase Agreement with Goldman Sachs and Co., 0.20% (Collateralized by $43,006 Federal Home Loan Mortgage Association, 4.0% - 4.5%, due 08/01/26 - 01/01/41, value $45,900) acquired on 03/28/12, due 04/27/12 at $45,008	03/28/2012	$45,000	$45,000	4.5%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked to market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at March 31, 2012.

	Unfunded Commitment	Appreciation (Depreciation)
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16	$372	$34
JNL/PPM America Floating Rate Income Fund
Tronox Inc. Delayed Draw Term Loan, 4.25%, 02/13/18	530	5

Security Valuation — Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) Pricing Committee (“Pricing Committee”) which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, whether through a standardized fair valuation methodology or a fair valuation determination, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which is available on the SEC’s website at www.sec.gov.  The securities lending collateral funds, which provide daily liquidity, are valued at the daily reported NAV of the funds, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements are valued by the exchange via pricing models using observable inputs.  Non-exchange traded derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, non-exchange traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, securities priced by pricing services, over the counter derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or over the counter “exchange traded equivalent” options priced at their exchange traded equivalent.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, anticipated cash flows or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuations, the Adviser regularly compares prior day prices, prices of comparable securities and sales prices to current day prices and challenges those prices exceeding certain tolerance levels with the pricing services or broker.  To substantiate Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$515,635	$—	$—	$515,635
Fund Total	$515,635	$—	$—	$515,635

JNL/American Funds Global Bond Fund
Investment Companies	$379,130	$—	$—	$379,130
Fund Total	$379,130	$—	$—	$379,130

JNL/American Funds Global Small Capitalization Fund
Investment Companies	$167,724	$—	$—	$167,724
Fund Total	$167,724	$—	$—	$167,724

JNL/American Funds Growth-Income Fund
Investment Companies	$595,585	$—	$—	$595,585
Fund Total	$595,585	$—	$—	$595,585

JNL/American Funds International Fund
Investment Companies	$267,648	$—	$—	$267,648
Fund Total	$267,648	$—	$—	$267,648

JNL/American Funds New World Fund
Investment Companies	$347,210	$—	$—	$347,210
Fund Total	$347,210	$—	$—	$347,210

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Institutional Alt 20 Fund
Investment Companies	$1,062,991	$—	$—	$1,062,991
Fund Total	$1,062,991	$—	$—	$1,062,991

JNL Institutional Alt 35 Fund
Investment Companies	$1,590,009	$—	$—	$1,590,009
Fund Total	$1,590,009	$—	$—	$1,590,009

JNL Institutional Alt 50 Fund
Investment Companies	$2,161,840	$—	$—	$2,161,840
Fund Total	$2,161,840	$—	$—	$2,161,840

JNL Institutional Alt 65 Fund
Investment Companies	$1,019,339	$—	$—	$1,019,339
Fund Total	$1,019,339	$—	$—	$1,019,339

JNL Disciplined Moderate Fund
Investment Companies	$555,895	$—	$—	$555,895
Fund Total	$555,895	$—	$—	$555,895

JNL Disciplined Moderate Growth Fund
Investment Companies	$608,926	$—	$—	$608,926
Fund Total	$608,926	$—	$—	$608,926

JNL Disciplined Growth Fund
Investment Companies	$221,780	$—	$—	$221,780
Fund Total	$221,780	$—	$—	$221,780

JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$494,069	$—	$—	$494,069
Fund Total	$494,069	$—	$—	$494,069

JNL/BlackRock Commodity Securities Fund
Common Stocks	$809,450	$23,057	$—	$832,507
Commodity Indexed Structured Notes	—	85,434	—	85,434
Short Term Investments	54,796	179,998	—	234,794
Fund Total	$864,246	$288,489	$—	$1,152,735

JNL/BlackRock Global Allocation Fund
Common Stocks	$310,046	$160,040	$—	$470,086
Preferred Stocks	6,462	3,995	—	10,457
Trust Preferreds	1,723	—	—	1,723
Warrants	47	6	—	53
Purchased Options	468	1,011	326	1,805
Investment Companies	16,321	63	—	16,384
Non-U.S. Government Agency Asset-Backed Securities	—	951	—	951
Corporate Bonds and Notes	—	47,511	223	47,734
Government and Agency Obligations	—	114,657	—	114,657
Short Term Investments	72,423	147,867	—	220,290
Fund Total	$407,490	$476,101	$549	$884,140

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$111,939	$42,325	$—	$154,264
Investment Companies	1,448	—	—	1,448
Short Term Investments	12,449	—	—	12,449
Fund Total	$125,836	$42,325	$—	$168,161

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$137,448	$123,559	$—	$261,007
Preferred Stocks	228	478	—	706
Corporate Bonds and Notes	—	25,218	—	25,218
Government and Agency Obligations	—	103,066	—	103,066
Short Term Investments	40,502	—	—	40,502
Fund Total	$178,178	$252,321	$—	$430,499

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$148,664	$166,530	$—	$315,194
Short Term Investments	38,046	—	—	38,046
Fund Total	$186,710	$166,530	$—	$353,240

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$483,738	$—	$—	$483,738
Short Term Investments	44,849	—	—	44,849
Fund Total	$528,587	$—	$—	$528,587

JNL/Eagle Core Equity Fund
Common Stocks	$251,844	$—	$—	$251,844
Investment Companies	3,932	—	—	3,932
Short Term Investments	34,656	—	—	34,656
Fund Total	$290,432	$—	$—	$290,432

JNL/Eagle SmallCap Equity Fund
Common Stocks	$967,592	$—	$—	$967,592
Short Term Investments	66,388	—	—	66,388
Fund Total	$1,033,980	$—	$—	$1,033,980

JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,155,274	$—	$—	$1,155,274
Fund Total	$1,155,274	$—	$—	$1,155,274

JNL/Franklin Templeton Global Growth Fund
Common Stocks	$253,939	$305,032	$—	$558,971
Short Term Investments	39,147	—	—	39,147
Fund Total	$293,086	$305,032	$—	$598,118

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$39,334	$—	$39,334
Government and Agency Obligations	—	224,047	4,868	228,915
Other Equity Interests	—	591	—	591
Short Term Investments	41,603	264	—	41,867
Fund Total	$41,603	$264,236	$4,868	$310,707

JNL/Franklin Templeton Income Fund
Common Stocks	$389,481	$55,495	$—	$444,976
Preferred Stocks	30,310	28,586	—	58,896
Warrants	896	—	—	896
Non-U.S. Government Agency Asset-Backed Securities	—	6,630	—	6,630
Corporate Bonds and Notes	—	720,768	—	720,768
Government and Agency Obligations	—	3,790	—	3,790
Other Equity Interests	—	—	51	51
Short Term Investments	409,753	—	—	409,753
Fund Total	$830,440	$815,269	$51	$1,645,760

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$72,674	$164,943	$—	$237,617
Short Term Investments	39,796	—	—	39,796
Fund Total	$112,470	$164,943	$—	$277,413

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$539,442	$134,451	$2,784	$676,677
Corporate Bonds and Notes(1)	—	27,522	—	27,522
Short Term Investments	53,314	—	—	53,314
Fund Total	$592,756	$161,973	$2,784	$757,513

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$450,258	$—	$—	$450,258
Short Term Investments	41,213	—	—	41,213
Fund Total	$491,471	$—	$—	$491,471

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$68,036	$—	$68,036
Corporate Bonds and Notes	—	286,936	463	287,399
Government and Agency Obligations	—	708,563	—	708,563
Common Stocks	—	—	—	—
Short Term Investments	199,846	—	—	199,846
Fund Total	$199,846	$1,063,535	$463	$1,263,844

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$211,632	$—	$211,632
Government and Agency Obligations	—	570,476	—	570,476
Short Term Investments	74,584	1,020	—	75,604
Fund Total	$74,584	$783,128	$—	$857,712

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$817,628	$—	$—	$817,628
Investment Companies	14,535	—	—	14,535
Short Term Investments	40,921	—	—	40,921
Fund Total	$873,084	$—	$—	$873,084

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$148,488	$—	$—	$148,488
Short Term Investments	5,563	—	—	5,563
Fund Total	$154,051	$—	$—	$154,051

JNL/Invesco Global Real Estate Fund
Common Stocks	$432,903	$402,118	$—	$835,021
Short Term Investments	87,836	—	—	87,836
Fund Total	$520,739	$402,118	$—	$922,857

JNL/Invesco International Growth Fund
Common Stocks	$121,542	$533,248	$—	$654,790
Preferred Stocks	—	7,569	—	7,569
Short Term Investments	99,776	—	—	99,776
Fund Total	$221,318	$540,817	$—	$762,135

JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,099,477	$8,337	$—	$1,107,814
Short Term Investments	69,977	—	—	69,977
Fund Total	$1,169,454	$8,337	$—	$1,177,791

JNL/Invesco Small Cap Growth Fund
Common Stocks	$229,775	$—	$—	$229,775
Short Term Investments	21,812	—	—	21,812
Fund Total	$251,587	$—	$—	$251,587

JNL/Ivy Asset Strategy Fund
Common Stocks	$792,500	$639,433	$2,355	$1,434,288
Preferred Stocks	—	103,754	—	103,754
Purchased Options	3,611	4,055	723	8,389
Corporate Bonds and Notes	—	—	63,331	63,331
Precious Metals	194,801	—	—	194,801
Short Term Investments	134,215	—	—	134,215
Fund Total	$1,125,127	$747,242	$66,409	$1,938,778

JNL/JPMorgan International Value Fund
Common Stocks	$14,611	$628,973	$—	$643,584
Preferred Stocks	—	6,726	—	6,726
Short Term Investments	77,809	—	—	77,809
Fund Total	$92,420	$635,699	$—	$728,119

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$589,946	$—	$—	$589,946
Short Term Investments	74,225	—	—	74,225
Fund Total	$664,171	$—	$—	$664,171

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$42,800	$—	$42,800
Corporate Bonds and Notes	—	26,173	—	26,173
Government and Agency Obligations	—	1,238,698	—	1,238,698
Short Term Investments	87,532	—	—	87,532
Fund Total	$87,532	$1,307,671	$—	$1,395,203

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund
Common Stocks	$587,494	$717,820	$—	$1,305,314
Preferred Stocks	835	—	—	835
Rights	926	—	—	926
Short Term Investments	62,075	—	—	62,075
Fund Total	$651,330	$717,820	$—	$1,369,150

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$245,111	$—	$—	$245,111
Preferred Stocks	—	—	1,843	1,843
Short Term Investments	11,745	—	—	11,745
Fund Total	$256,856	$—	$1,843	$258,699

JNL/M&G Global Basics Fund
Common Stocks	$103,861	$215,223	$—	$319,084
Preferred Stocks	—	415	—	415
Short Term Investments	37,161	—	—	37,161
Fund Total	$141,022	$215,638	$—	$356,660

JNL/M&G Global Leaders Fund
Common Stocks	$24,613	$17,114	$—	$41,727
Short Term Investments	4,737	—	—	4,737
Fund Total	$29,350	$17,114	$—	$46,464

JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$301,079	$—	$—	$301,079
Fund Total	$301,079	$—	$—	$301,079

JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$480,834	$—	$—	$480,834
Fund Total	$480,834	$—	$—	$480,834

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$24,723	$—	$24,723
Short Term Investments	74	—	—	74
Fund Total	$74	$24,723	$—	$24,797

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$2,193	$99,319	$—	$101,512
Investment Companies	2,371	—	—	2,371
Short Term Investments	16,980	—	—	16,980
Fund Total	$21,544	$99,319	$—	$120,863

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,309,551	$—	$—	$1,309,551
Short Term Investments	54,153	2,475	—	56,628
Fund Total	$1,363,704	$2,475	$—	$1,366,179

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$779,189	$—	$2,343	$781,532
Short Term Investments	62,910	1,600	—	64,510
Fund Total	$842,099	$1,600	$2,343	$846,042

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$908,107	$—	$—	$908,107
Rights	—	18	—	18
Warrants	—	6	—	6
Other Equity Interests	—	—	—	—
Short Term Investments	122,727	1,840	—	124,567
Fund Total	$1,030,834	$1,864	$—	$1,032,698

JNL/Mellon Capital Management International Index Fund
Common Stocks	$24,856	$1,321,592	$—	$1,346,448
Preferred Stocks	—	8,805	—	8,805
Other Equity Interests	—	—	—	—
Short Term Investments	157,166	1,585	—	158,751
Fund Total	$182,022	$1,331,982	$—	$1,514,004

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$37,005	$—	$37,005
Corporate Bonds and Notes	—	377,996	—	377,996
Government and Agency Obligations	—	1,224,251	—	1,224,251
Short Term Investments	154,927	—	—	154,927
Fund Total	$154,927	$1,639,252	$—	$1,794,179

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$49,294	$176,981	$—	$226,275
Preferred Stocks	17,917	1,309	—	19,226
Rights	—	2	—	2
Investment Company	8,838	—	—	8,838
Short Term Investments	5,954	135	—	6,089
Fund Total	$82,003	$178,427	$—	$260,430

JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$9,751	$—	$—	$9,751
Short Term Investments	62,186	486,603	—	548,789
Fund Total	$71,937	$486,603	$—	$558,540

JNL/Oppenheimer Global Growth Fund
Common Stocks	$309,517	$313,854	$—	$623,371
Preferred Stocks	—	11,249	—	11,249
Short Term Investments	55,609	—	—	55,609
Fund Total	$365,126	$325,103	$—	$690,229

JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$2,652	$141,464	$—	$144,116
Preferred Stocks	—	904	—	904
Rights	—	9	—	9
Short Term Investments	7,022	—	—	7,022
Fund Total	$9,674	$142,377	$—	$152,051

JNL/Eastspring Investments China-India Fund
Common Stocks	$13,862	$338,751	$—	$352,613
Short Term Investments	45,326	—	—	45,326
Fund Total	$59,188	$338,751	$—	$397,939

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$296,048	$—	$296,048
Corporate Bonds and Notes	—	432,609	537	433,146
Government and Agency Obligations	—	2,679,716	—	2,679,716
Preferred Stocks	—	558	—	558
Short Term Investments	60,172	1,444,960	—	1,505,132
Fund Total	$60,172	$4,853,891	$537	$4,914,600

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$225,649	$—	$225,649
Corporate Bonds and Notes	—	932,422	1,365	933,787
Government and Agency Obligations	—	3,665,574	—	3,665,574
Preferred Stocks	—	—	32	32
Trust Preferreds	17,101	—	3,130	20,231
Short Term Investments	156,337	206,776	—	363,113
Fund Total	$173,438	$5,030,421	$4,527	$5,208,386

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$38,113	$—	$38,113
Variable Rate Senior Loan Interests(1)	—	412,678	—	412,678
Short Term Investments	16,318	—	—	16,318
Fund Total	$16,318	$450,791	$—	$467,109

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$40,315	$—	$40,315
Corporate Bonds and Notes	—	1,305,316	3	1,305,319
Common Stocks	38,945	—	—	38,945
Preferred Stocks	10,570	845	—	11,415
Trust Preferreds	3,052	—	—	3,052
Investment Companies	6,959	—	—	6,959
Other Equity Interests	—	1,113	—	1,113
Short Term Investments	482,963	—	—	482,963
Fund Total	$542,489	$1,347,589	$3	$1,890,081

JNL/PPM America Mid Cap Value Fund
Common Stocks	$189,196	$—	$—	$189,196
Short Term Investments	11,438	—	—	11,438
Fund Total	$200,634	$—	$—	$200,634

JNL/PPM America Small Cap Value Fund
Common Stocks	$111,467	$—	$—	$111,467
Short Term Investments	13,829	—	—	13,829
Fund Total	$125,296	$—	$—	$125,296

JNL/PPM America Value Equity Fund
Common Stocks	$126,221	$—	$—	$126,221
Short Term Investments	2,722	—	—	2,722
Fund Total	$128,943	$—	$—	$128,943

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$358,978	$329,921	$—	$688,899
Rights	—	214	—	214
Short Term Investments	14,732	—	—	14,732
Fund Total	$373,710	$330,135	$—	$703,845

JNL/S&P Managed Conservative Fund
Investment Companies	$1,404,305	$—	$—	$1,404,305
Fund Total	$1,404,305	$—	$—	$1,404,305

JNL/S&P Managed Moderate Fund
Investment Companies	$2,436,460	$—	$—	$2,436,460
Fund Total	$2,436,460	$—	$—	$2,436,460

JNL/S&P Managed Moderate Growth Fund
Investment Companies	$4,064,364	$—	$—	$4,064,364
Fund Total	$4,064,364	$—	$—	$4,064,364

JNL/S&P Managed Growth Fund
Investment Companies	$2,884,889	$—	$—	$2,884,889
Fund Total	$2,884,889	$—	$—	$2,884,889

JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$981,046	$—	$—	$981,046
Fund Total	$981,046	$—	$—	$981,046

JNL/S&P Competitive Advantage Fund
Common Stocks	$659,107	$—	$—	$659,107
Short Term Investments	19,700	—	—	19,700
Fund Total	$678,807	$—	$—	$678,807

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,097,432	$—	$—	$1,097,432
Short Term Investments	38,704	—	—	38,704
Fund Total	$1,136,136	$—	$—	$1,136,136

JNL/S&P Intrinsic Value Fund
Common Stocks	$691,071	$—	$—	$691,071
Short Term Investments	58,331	—	—	58,331
Fund Total	$749,402	$—	$—	$749,402

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/S&P Total Yield Fund
Common Stocks	$441,194	$—	$—	$441,194
Short Term Investments	34,888	—	—	34,888
Fund Total	$476,082	$—	$—	$476,082

JNL/S&P 4 Fund
Investment Companies	$1,176,113	$—	$—	$1,176,113
Fund Total	$1,176,113	$—	$—	$1,176,113

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$2,193,253	$37,067	$15,649	$2,245,969
Preferred Stocks	—	10,951	3,332	14,283
Short Term Investments	72,789	—	—	72,789
Fund Total	$2,266,042	$48,018	$18,981	$2,333,041

JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,553,057	$—	$20,158	$1,573,215
Preferred Stocks	—	18,691	8,013	26,704
Short Term Investments	182,631	—	—	182,631
Fund Total	$1,735,688	$18,691	$28,171	$1,782,550

JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$212,898	$—	$212,898
Corporate Bonds and Notes	—	632,091	—	632,091
Government and Agency Obligations	—	413,463	—	413,463
Investment Companies	—	—	562	562
Short Term Investments	69,969	4,197	—	74,166
Fund Total	$69,969	$1,262,649	$562	$1,333,180

JNL/T.Rowe Price Value Fund
Common Stocks	$1,441,439	$24,016	$—	$1,465,455
Preferred Stocks	22,717	—	—	22,717
Corporate Bonds and Notes	—	4,884	—	4,884
Short Term Investments	46,326	—	—	46,326
Fund Total	$1,510,482	$28,900	$—	$1,539,382

JNL/WMC Balanced Fund
Common Stocks	$1,336,098	$—	$—	$1,336,098
Non-U.S. Government Agency Asset-Backed Securities	—	21,035	—	21,035
Corporate Bonds and Notes	—	163,340	—	163,340
Government and Agency Obligations	—	624,463	—	624,463
Short Term Investments	107,970	—	—	107,970
Fund Total	$1,444,068	$808,838	$—	$2,252,906

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$98,203	$—	$98,203
Government and Agency Obligations	—	238,673	—	238,673
Short Term Investments	17	666,719	—	666,736
Fund Total	$17	$1,003,595	$—	$1,003,612

JNL/WMC Value Fund
Common Stocks	$1,393,174	$12,031	$—	$1,405,205
Short Term Investments	25,421	—	—	25,421
Fund Total	$1,418,595	$12,031	$—	$1,430,626

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(38,407)	$—	$(38,407)
Fund Total	$—	$(38,407)	$—	$(38,407)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(29,405)	$—	$—	$(29,405)
Fund Total	$(29,405)	$—	$—	$(29,405)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(2,846)	$—	$(2,846)
Fund Total	$—	$(2,846)	$—	$(2,846)

JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(169,014)	$—	$(169,014)
Fund Total	$—	$(169,014)	$—	$(169,014)

(1)Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund and JNL/PPM America Floating Rate Income Fund are not reflected in the Schedules of Investments.  Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table.  See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$4,310	$—	$—	$4,310
Open Forward Foreign Currency Contracts	—	4,958	—	4,958
Total Return Swap Agreements	4	—	—	4
Fund Total	$4,314	$4,958	$—	$9,272

JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$29	$—	$—	$29
Open Forward Foreign Currency Contracts	—	225	—	225
Interest Rate Swap Agreements	—	36	—	36
Total Return Swap Agreements	—	48	—	48
Fund Total	$29	$309	$—	$338

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$78	$—	$78
Fund Total	$—	$78	$—	$78

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$6,430	$—	$6,430
Fund Total	$—	$6,430	$—	$6,430

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$101	$—	$101
Fund Total	$—	$101	$—	$101

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$532	$—	$—	$532
Open Forward Foreign Currency Contracts	—	1,283	—	1,283
Interest Rate Swap Agreements	—	2,046	—	2,046
Credit Default Swap Agreements	—	236	—	236
Fund Total	$532	$3,565	$—	$4,097

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$83	$—	$—	$83
Open Forward Foreign Currency Contracts	—	5,035	—	5,035
Interest Rate Swap Agreements	—	1,474	—	1,474
Fund Total	$83	$6,509	$—	$6,592

JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$2,389	$—	$2,389
Fund Total	$—	$2,389	$—	$2,389

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$635	$—	$635
Fund Total	$—	$635	$—	$635

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$1,678	$—	$—	$1,678
Fund Total	$1,678	$—	$—	$1,678

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$561	$—	$—	$561
Fund Total	$561	$—	$—	$561

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$1,006	$—	$—	$1,006
Fund Total	$1,006	$—	$—	$1,006

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$154	$—	$—	$154
Open Forward Foreign Currency Contracts	—	507	—	507
Fund Total	$154	$507	$—	$661

JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$2,507	$—	$—	$2,507
Open Forward Foreign Currency Contracts	—	1,539	—	1,539
Exchange Traded Purchased Options	845	—	—	845
Fund Total	$3,352	$1,539	$—	$4,891

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Open Futures Contracts	$984	$—	$—	$984
Open Forward Foreign Currency Contracts	—	11,927	—	11,927
Interest Rate Swap Agreements	—	420	—	420
Centrally Cleared Interest Rate Swap Agreements	—	264	—	264
Credit Default Swap Agreements	—	769	—	769
Total Return Swap Agreements	—	2	—	2
Fund Total	$984	$13,382	$—	$14,366

JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$160	$—	$—	$160
Open Forward Foreign Currency Contracts	—	14,821	—	14,821
Interest Rate Swap Agreements	—	10,381	—	10,381
Centrally Cleared Interest Rate Swaps	—	819	—	819
Credit Default Swap Agreements	—	3,542	—	3,542
Fund Total	$160	$29,563	$—	$29,723

JNL/T.Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$126	$—	$126
Fund Total	$—	$126	$—	$126

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$2,206	$—	$—	$2,206
Open Forward Foreign Currency Contracts	—	7,008	—	7,008
Total Return Swap Agreements	163	—	—	163
Fund Total	$2,369	$7,008	$—	$9,377

JNL/BlackRock Global Allocation Fund
Written Options	$1,625	$842	$81	$2,548
Open Futures Contracts	95	—	—	95
Open Forward Foreign Currency Contracts	—	196	—	196
Interest Rate Swap Agreements	—	11	—	11
Fund Total	$1,720	$1,049	$81	$2,850

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$62	$—	$62
Fund Total	$—	$62	$—	$62

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$1,788	$—	$1,788
Fund Total	$—	$1,788	$—	$1,788

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$1,413	$—	$1,413
Fund Total	$—	$1,413	$—	$1,413

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,475	$—	$—	$1,475
Open Forward Foreign Currency Contracts	—	1,154	—	1,154
Interest Rate Swap Agreements	—	1,614	—	1,614
Credit Default Swap Agreements	—	131	—	131
Fund Total	$1,475	$2,899	$—	$4,374

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$105	$—	$—	$105
Open Forward Foreign Currency Contracts	—	5,345	—	5,345
Interest Rate Swap Agreements	—	1,110	—	1,110
Fund Total	$105	$6,455	$—	$6,560

JNL/Ivy Asset Strategy Fund
Written Options	$—	$1,047	$659	$1,706
Open Forward Foreign Currency Contracts	—	4,821	—	4,821
Fund Total	$—	$5,868	$659	$6,527

JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$2,371	$—	$2,371
Fund Total	$—	$2,371	$—	$2,371

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$481	$—	$—	$481
Open Forward Foreign Currency Contracts	—	549	—	549
Fund Total	$481	$549	$—	$1,030

JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$20	$—	$—	$20
Fund Total	$20	$—	$—	$20

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$8,185	$—	$—	$8,185
Open Forward Foreign Currency Contracts	—	7,174	—	7,174
Fund Total	$8,185	$7,174	$—	$15,359

JNL/PIMCO Real Return Fund
Written Options	$—	$4,099	$—	$4,099
Open Futures Contracts	30	—	—	30
Open Forward Foreign Currency Contracts	—	4,400	—	4,400
Interest Rate Swap Agreements	—	293	—	293
Credit Default Swap Agreements	—	430	—	430
Fund Total	$30	$9,222	$—	$9,252

JNL/PIMCO Total Return Bond Fund
Written Options	$—	$4,227	$—	$4,227
Open Futures Contracts	2,889	—	—	2,889
Open Forward Foreign Currency Contracts	—	17,119	—	17,119
Interest Rate Swap Agreements	—	68	—	68
Centrally Cleared Interest Rate Swap Agreements	—	182	—	182
Credit Default Swap Agreements	—	1,526	—	1,526
Fund Total	$2,889	$23,122	$—	$26,011

JNL/T.Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$143	$—	$143
Fund Total	$—	$143	$—	$143

(1)Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements.  Options purchased are included in Schedules of Investments. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period. The following table summarizes material recurring transfers between Level 1 and Level 2 valuations during the period ended March 31, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/BlackRock Commodity Securities Fund
Common Stocks	$—	$19,792
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$—	$96,560
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$—	$139,604
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$—	$267,601
JNL/Franklin Templeton Income Fund
Common Stocks	$—	$51,781
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$—	$130,420
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$—	$124,317
JNL/Invesco Global Real Estate Fund
Common Stocks	$—	$293,942
JNL/Invesco International Growth Fund
Common Stocks	$—	$457,890
Preferred Stocks	—	6,310
JNL/Invesco Large Cap Growth Fund
Common Stocks	$—	$5,803
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$393,854
Preferred Stocks	—	82,908
JNL/JPMorgan International Value Fund
Common Stocks	$—	$496,374
Preferred Stocks	—	5,641
JNL/Lazard Emerging Markets Fund
Common Stocks	$4,002	$475,603
JNL/M&G Global Basics Fund
Common Stocks	$—	$174,349
Preferred Stocks	—	289
JNL/M&G Global Leaders Fund
Common Stocks	$—	$13,107

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$11,198
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$31,849
JNL/Mellon Capital Management International Index Fund
Common Stocks	$—	$1,118,552
Preferred Stocks	—	6,912
JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$67	$56,513
JNL/Oppenheimer Global Growth Fund
Common Stocks	$—	$250,523
Preferred Stocks	—	8,509
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$72,699
JNL/Eastspring Investments China-India Fund
Common Stocks	$—	$266,479
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$—	$202,386
Investment Companies	—	67,725
Rights	—	194
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$—	$27,869
JNL/T.Rowe Price Value Fund
Common Stocks	$—	$17,857
JNL/WMC Value Fund
Common Stocks	$—	$9,386
Transfers for valuations using vendor evaluated prices for securities with no current trade price
JNL/Franklin Templeton Income Fund
Preferred Stocks	$—	$250
Transfers for valuations using last traded price for halted securities
JNL/M&G Global Basics Fund
Common Stocks	$—	$567
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
Common Stocks	$—	$344
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$—	$20,658

There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2012.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

The following table is a rollforward of material Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2012.

		Transfers		Transfers	Total Realized and					Net Change in Unrealized Appreciation/ (Depreciation)
	Balance at	into Level		out of Level	Change in			Balance at		on Investments
	Beginning of Period	3 During the Period(2)		3 During the Period(2)	Unrealized Gain/(Loss)	Purchases	(Sales)	End of Period		Held at End of Period(1)
Investments in Securities
JNL/Franklin Templeton Global Multisector Bond Fund
Government and Agency Obligations	$—	$—		$—	$(20)	$4,888	$—	$4,868	(3)	$(20)
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$—		$—	$(285)	$2,640	$—	$2,355	(4)	$(285)
Corporate Bond and Notes	—	—		—	(1,298)	64,629	—	63,331	(5)	(1,298)
Fund Total	$—	$—		$—	$(1,583)	$67,269	$—	$65,686		$(1,583)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$25,809	$—		$—	$—	$—	$(25,809)	$—		$—
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$—	$20,658	(6)	$—	$(1,049)	$549	$—	$20,158	(6)	$(1,049)

(1)  Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at March 31, 2012.

(2) There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2012.

(3) The fair value measurement of the corporate bond in JNL/Franklin Templeton Global Multisector Bond Fund was determined using a price provided by the broker dealer from whom the security was purchased.  Significant changes between the price provided by the single price source and the price realized upon the sale would result in a significant increase or decrease to the corporate bond’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Market approach	Single source broker quote	Not applicable

(4) The fair value measurement of the common stock that does not trade in JNL/Ivy Asset Strategy Fund was determined using a discount for illiquidity.  Significant increases or decreases in the discount rate would result in a significant decrease or increase to the common stock’s fair value measurement or a significant change in the company’s capital structure would result in a significant increase or decrease to the common stock’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Market approach	Discount for lack of marketability	1-10%

(5) The fair value measurement of the corporate bond that does not trade in JNL/Ivy Asset Strategy Fund was determined using cost, excluding commissions, which was based on analysis of company financial records and anticipated cash flows and income projections.  As the company’s quarterly financial statements are not publicly available and the company is pending an IPO, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITA”) or a significant change in the company’s capital structure would result in a significant increase or decrease to the corporate bond’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Market approach	Single source broker quote	Not applicable

(6) At the beginning of the period, the common stock in JNL/T.Rowe Price Mid-Cap Growth Fund was valued using the official closing price of the exchange where the common stock was principally traded and considered a Level 1 valuation.  During the period, trading for the common stock was halted and the fair value measurement of the common stock was determined using a discount rate applied to the last trade price and considered a Level 3 valuation.  Significant increases or decreases in the discount rate would result in a significant decrease or increase to the common stock’s fair value measurement.

Valuation Technique	Unobservable Input	Range
Last trade price	Discount	5%

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser.  As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is market-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund (effective February 14, 2012, JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Funds’ names changed to JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund, respectively).  M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

Investments in Affiliates - During the period ended March 31, 2012, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, which are affiliates of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian.  The following table details cash management investments in affiliates held at March 31, 2012.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$210,041	$380,041	$33
JNL/BlackRock Commodity Securities Fund	229,369	48,059	6
JNL/Brookfield Global Infrastructure Fund	8,487	6,236	1
JNL/Capital Guardian Global Balanced Fund	15,260	18,313	2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Capital Guardian Global Diversified Research Fund	$9,511	$18,731	$2
JNL/Capital Guardian U.S. Growth Equity Fund	18,990	23,826	3
JNL/Eagle Core Equity Fund	21,420	31,723	3
JNL/Eagle SmallCap Equity Fund	19,833	20,810	1
JNL/Franklin Templeton Global Growth Fund	21,540	17,844	2
JNL Franklin Templeton Global Multisector Bond Fund	21,049	32,818	4
JNL/Franklin Templeton Income Fund	78,549	143,435	13
JNL/Franklin Templeton International Small Cap Growth Fund	12,495	18,888	2
JNL/Franklin Templeton Mutual Shares Fund	54,660	50,733	6
JNL/Franklin Templeton Small Cap Value Fund	27,818	26,548	2
JNL/Goldman Sachs Core Plus Bond Fund	62,304	135,575	11
JNL/Goldman Sachs Emerging Markets Debt Fund	125,456	61,943	5
JNL/Goldman Sachs Mid Cap Value Fund	33,756	35,186	3
JNL/Goldman Sachs U.S. Equity Flex Fund	3,558	5,563	—
JNL/Invesco Global Real Estate Fund	14,713	16,859	1
JNL/Invesco International Growth Fund	54,781	76,686	8
JNL/Invesco Large Cap Growth Fund	41,976	54,226	5
JNL/Invesco Small Cap Growth Fund	4,663	8,228	1
JNL/Ivy Asset Strategy Fund	163,456	134,215	18
JNL/JPMorgan International Value Fund	7,677	10,034	2
JNL/JPMorgan MidCap Growth Fund	8,757	21,512	3
JNL/JPMorgan U.S. Government & Quality Bond Fund	120,241	66,330	9
JNL/Lazard Emerging Markets Fund	8,651	20,303	2
JNL/Lazard Mid Cap Equity Fund	11,978	11,378	1
JNL/M&G Global Basics Fund	7,795	6,372	1
JNL/M&G Global Leaders Fund	668	1,212	—
JNL/Mellon Capital Management European 30 Fund	85	—	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	31	19	—
JNL/Mellon Capital Management S&P 500 Index Fund	39,093	44,519	4
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	18,417	28,160	3
JNL/Mellon Capital Management Small Cap Index Fund	10,487	24,245	2
JNL/Mellon Capital Management International Index Fund	15,019	20,305	2
JNL/Mellon Capital Management Bond Index Fund	54,746	58,224	5
JNL/Mellon Capital Management Emerging Markets Index Fund	1,868	920	1
JNL/Mellon Capital Management Global Alpha Fund	22,322	62,186	8
JNL/Oppenheimer Global Growth Fund	10,377	13,371	1
JNL/Eastspring Investments Asia ex-Japan Fund	867	2,976	—
JNL/Eastspring Investments China-India Fund	11,404	11,613	1
JNL/PIMCO Real Return Fund	4,862	—	—
JNL/PPM America High Yield Bond Fund	58,711	62,229	7
JNL/PPM America Mid Cap Value Fund	3,592	2,009	—
JNL/PPM America Small Cap Value Fund	2,367	1,771	—
JNL/PPM America Value Equity Fund	40	2,568	—
JNL/Red Rocks Listed Private Equity Fund	2,944	2,412	—
JNL/S&P Competitive Advantage Fund	7,930	1,711	—
JNL/S&P Dividend Income & Growth Fund	17,211	9,258	1
JNL/S&P Intrinsic Value Fund	6,156	1,090	—
JNL/S&P Total Yield Fund	2,513	2,113	—
JNL/T. Rowe Price Established Growth Fund	1,118	1,515	—
JNL/T. Rowe Price Mid-Cap Growth Fund	2,452	808	—
JNL/T. Rowe Price Short-Term Bond Fund	10,538	7,367	1
JNL/T. Rowe Price Value Fund	807	1,783	—
JNL/WMC Balanced Fund	185,082	69,557	17
JNL/WMC Value Fund	22,493	23,547	3

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$47,051	$34,254	$7
JNL/T. Rowe Price Mid-Cap Growth Fund	65,031	86,486	16
JNL/T. Rowe Price Short-Term Bond Fund	40,935	27,687	4
JNL/T. Rowe Price Value Fund	23,301	33,083	8

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL Institutional Alt Funds, JNL Disciplined Funds, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund and JNL/S&P Funds invested solely in Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Fund.  JNL/Mellon Capital Management International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.  JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund and JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which are affiliates of each Fund’s Sub-Adviser.

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2012.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series -Blue Chip Income and Growth Fund Class 1	$403,849	$67,227	$1,963	$—	$273	$515,635
JNL/American Funds Global Bond Fund	American Funds Insurance Series -Global Bond Fund Class 1	339,899	43,781	12,506	—	142	379,130
JNL/American Funds New World Fund	American Funds Insurance Series -New World Fund Class 1	275,290	41,319	2,733	—	78	347,210
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	1,867	1,692	—	—	—	3,527
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	122	70	200	—	(25)	—
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	2,346	155	—	16	—	3,017
JNL/Mellon Capital Management International Index Fund	Prudential plc	3,063	164	—	91	—	3,976
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	—	538	—	5	—	535
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	506	—	—	3	—	513
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	609	—	—	5	—	615
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	631	—	—	113	—	562

Recent Accounting Pronouncements - In April, 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”.  ASU No. 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity.  The ASU eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing.  The ASU may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction.  The ASU is effective for the first interim or annual period beginning on or after December 15, 2011.  Management is currently evaluating the impact the ASU will have on the Funds’ June 30, 2012 semi-annual report.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Options Transactions — A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into options for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors.  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  During the period, these Funds entered into futures contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, to manage cash flows and as a substitute for investment in physical securities; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets, as part of its investment strategy and as a means of risk management; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Emerging Markets Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities; JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; and JNL/WMC Balanced Fund to manage exposure to or hedge changes in interest rates and as a means of risk management.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into forward foreign currency contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Capital Guardian Global Balanced Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Ivy Asset Strategy Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  Swap agreements are illiquid investments.  If a Fund transacts in over-the-counter (“OTC”) swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Upon entering into a centrally cleared swap agreement, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the centrally cleared swap agreement known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap agreement.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Centrally cleared swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into interest rate swaps for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Cross-Currency Swap Agreements — A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, JNL/BlackRock Global Allocation Fund held cross-currency swaps to gain directional exposure to currencies and as a means of risk management.  Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements — A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into credit default swap agreements for the following reasons:  JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, the Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of March 31, 2012, for which the Fund is the seller of protection, are disclosed in these Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into total return swaps for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund to manage exposure to or hedge against changes in interest rates and as a substitute for investment in physical securities.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Emerging Markets Debt Fund held non-deliverable bond forward contracts to manage exposure to or hedge changes in foreign currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy.  A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The Funds must set aside liquid assets to cover their obligations under these contracts.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
JNL/Ivy Asset Strategy Fund
Euro versus USD Put Option, DUB	05/31/2012	1.22	29,400,000	$(24)
USD versus Yen Put Option, DUB	04/17/2012	86.50	3,200,000,000	(19)
			3,229,400,000	$(43)
Index Options
JNL/BlackRock Global Allocation Fund
CAC-40 Index Put Option, JPM	05/18/2012	3,100.00	952	$(28)
CAC-40 Index Put Option, UBS	05/18/2012	3,100.00	952	(28)
Deutsche Borse AG German Stock Price Index Call Option, GSC	09/21/2012	7,828.10	128	(8)
Deutsche Borse AG German Stock Price Index Put Option, BNP	05/18/2012	6,000.00	234	(5)
Deutsche Borse AG German Stock Price Index Put Option, JPM	05/18/2012	6,000.00	234	(5)
MSCI Europe excluding United Kingdom Index Call Option, CSI	07/12/2012	113.00	8,500	(1)
MSCI Europe excluding United Kingdom Index Call Option, JPM	09/21/2012	85.84	4,774	(22)
MSCI Europe excluding United Kingdom Index Put Option, CSI	07/12/2012	92.97	8,500	(40)
MSCI Europe excluding United Kingdom Index Put Option, DUB	06/15/2012	98.12	2,868	(21)
MSCI Europe excluding United Kingdom Index Put Option, GSC	06/15/2012	99.84	6,136	(53)
MSCI Europe excluding United Kingdom Index Put Option, JPM	06/15/2012	84.60	6,631	(3)
MSCI Europe excluding United Kingdom Index Put Option, JPM	07/12/2012	86.70	8,869	(16)
NASDAQ 100 Index Put Option, MSC	04/21/2012	2,350.00	41	(3)
NIKKEI-225 Index Call Option, CIT	12/14/2012	10,828.27	145	(43)
NIKKEI-225 Index Put Option, CIT	12/14/2012	8,877.23	145	(30)
Russell 2000 Index Call Option, BNP	07/20/2012	813.83	589	(31)
Russell 2000 Index Call Option, BNP	08/17/2012	877.51	1,125	(28)
Russell 2000 Index Call Option, BOA	09/13/2012	833.69	1,247	(61)
Russell 2000 Index Call Option, CSI	06/12/2012	804.63	1,046	(50)
Russell 2000 Index Call Option, GSC	04/20/2012	771.17	776	(47)
Russell 2000 Index Call Option, JPM	10/19/2012	894.56	1,123	(29)
Russell 2000 Index Call Option, MSC	05/18/2012	786.96	649	(36)
Russell 2000 Index Call Option, MSC	07/20/2012	823.88	1,427	(67)
Russell 2000 Index Put Option, BNP	07/20/2012	700.19	589	(7)
Russell 2000 Index Put Option, BNP	08/17/2012	725.04	1,125	(22)
Russell 2000 Index Put Option, BOA	09/13/2012	700.00	1,247	(22)
Russell 2000 Index Put Option, CSI	06/12/2012	703.04	1,046	(6)
Russell 2000 Index Put Option, GSC	04/20/2012	609.88	776	—
Russell 2000 Index Put Option, JPM	10/19/2012	730.12	1,123	(31)
Russell 2000 Index Put Option, MSC	05/18/2012	611.72	649	—
Russell 2000 Index Put Option, MSC	07/20/2012	635.83	1,427	(7)
S&P 500 Index Call Option	03/30/2012	1,420.00	1	—
S&P 500 Index Put Option, BOA	09/21/2012	1,175.00	1,183	(21)
S&P 500 Index Put Option, JPM	08/17/2012	1,240.54	948	(24)
S&P 500 Index Put Option, UBS	08/17/2012	1,191.58	796	(15)
* Taiwan Taiex Index Put Option, CGM	09/19/2012	6,880.60	4,006	(28)
* Taiwan Taiex Index Put Option, CGM	09/18/2013	5,992.78	4,006	(52)
* Tokyo Stock Price Index Put Option, DUB	06/08/2012	675.45	38,020	(1)
Tokyo Stock Price Index Put Option, MSC	06/08/2012	675.00	109,640	—
* Tokyo Stock Price Index Put Option, MSC	06/08/2012	675.00	37,050	—
			260,723	$(891)
JNL/Ivy Asset Strategy Fund
Deutsche Borse AG German Stock Price Index Put Option, JPM	04/20/2012	5,950.00	206	$(5)
Deutsche Borse AG German Stock Price Index Put Option, MSC	04/20/2012	5,900.00	202	(5)
Deutsche Borse AG German Stock Price Index Put Option, MSC	05/18/2012	6,150.00	420	(83)
FTSE 100 Index Put Option	04/20/2012	5,150.00	149	(13)
FTSE 100 Index Put Option	05/18/2012	5,100.00	209	(68)
FTSE 100 Index Put Option, MSC	04/20/2012	5,150.00	50	(4)
NASDAQ 100 Index Put Option	05/19/2012	2,375.00	144	(81)
NASDAQ 100 Index Put Option, BTI	04/20/2012	2,275.00	146	(7)
NASDAQ 100 Index Put Option, DUB	04/20/2012	2,200.00	144	(1)
NASDAQ 100 Index Put Option, DUB	05/18/2012	2,400.00	141	(99)
Russell 2000 Index Put Option	04/20/2012	720.00	439	(29)
Russell 2000 Index Put Option	05/19/2012	730.00	472	(215)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options (continued)
JNL/Ivy Asset Strategy Fund (continued)
Russell 2000 Index Put Option	05/19/2012	720.00	466	$(172)
Russell 2000 Index Put Option, MSC	04/20/2012	720.00	456	(30)
S&P 500 Index Put Option	04/21/2012	1,170.00	674	(17)
S&P 500 Index Put Option	04/21/2012	1,190.00	693	(28)
S&P 500 Index Put Option, DUB	05/19/2012	1,220.00	699	(182)
S&P 500 Index Put Option, GSC	05/19/2012	1,225.00	689	(172)
			6,399	$(1,211)
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	46	$(9)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	(7)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(6)
Floor - CPURNSA Index Option, DUB	10/13/2020	218.01	298	(73)
			404	$(95)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(4)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(15)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(4)
			101	$(23)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$(2)
JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	$(32)
Call Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(143)
Call Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(186)
Call Swaption, 3 month LIBOR versus 1.50% fixed, DUB	09/24/2012	N/A	439	(431)
Call Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(301)
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(902)
Put Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	(5)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(47)
Put Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(20)
Put Swaption, 3 month LIBOR versus 1.50% fixed, DUB	09/24/2012	N/A	439	(444)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(352)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(1,057)
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	77	(84)
			4,037	$(4,004)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	84	$(52)
Call Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	127	(79)
Put Swaption, 3 month LIBOR versus 0.92% fixed, CIT	11/14/2012	N/A	186	(31)
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	1,292	(216)
Put Swaption, 3 month LIBOR versus 1.00% fixed, DUB	08/13/2012	N/A	159	(39)
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/11/2013	N/A	418	(175)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	84	(192)
Put Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	127	(291)
Put Swaption, 3 month LIBOR versus 1.55% fixed, CIT	08/13/2012	N/A	242	(164)
Put Swaption, 3 month LIBOR versus 1.55% fixed, CSI	08/13/2012	N/A	450	(304)
Put Swaption, 3 month LIBOR versus 1.55% fixed, DUB	08/13/2012	N/A	1,110	(749)
Put Swaption, 3 month LIBOR versus 1.55% fixed, MSC	08/13/2012	N/A	217	(146)
Put Swaption, 3 month LIBOR versus 1.70% fixed, BOA	08/13/2012	N/A	176	(82)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	08/13/2012	N/A	899	(421)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	08/13/2012	N/A	739	(346)
Put Swaption, 3 month LIBOR versus 1.70% fixed, JPM	08/13/2012	N/A	1,419	(664)
Put Swaption, 3 month LIBOR versus 10.00% fixed, MSC	07/10/2012	N/A	133	—
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	195	(213)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions (continued)
JNL/PIMCO Total Return Bond Fund (continued)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	09/24/2012	N/A	849	$(5)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013	N/A	501	(30)
Put Swaption, 3 month LIBOR versus 2.25% fixed, CGM	09/24/2012	N/A	41	—
Put Swaption, 3 month LIBOR versus 2.25% fixed, MSC	09/24/2012	N/A	739	(5)
Put Swaption, 3 month LIBOR versus 2.75% fixed, DUB	06/18/2012	N/A	828	—
Put Swaption, 3 month LIBOR versus 3.00% fixed, BOA	06/18/2012	N/A	679	—
Put Swaption, 3 month LIBOR versus 3.00% fixed, CSI	06/18/2012	N/A	418	—
Put Swaption, 3 month LIBOR versus 3.00% fixed, DUB	06/18/2012	N/A	329	—
Put Swaption, 3 month LIBOR versus 3.00% fixed, JPM	06/18/2012	N/A	705	—
			13,146	$(4,204)
Options on Securities
JNL/BlackRock Global Allocation Fund
Activision Blizzard Inc. Call Option	01/19/2013	125.00	180	$(24)
Antofagasta Plc Put Option, MSC	04/27/2012	10.80	10,724	(3)
Antofagasta Plc Put Option, MSC	04/30/2012	10.97	10,316	(4)
Apple Inc. Call Option	01/19/2013	450.00	40	(662)
Apple Inc. Put Option	04/21/2012	475.00	1	—
Applied Materials Inc. Call Option	07/21/2012	12.00	479	(43)
Cisco Systems Inc. Call Option	01/19/2013	20.00	198	(48)
ConocoPhillips Put Option	08/18/2012	60.00	551	(29)
ConocoPhillips Put Option	01/19/2013	55.00	435	(55)
Corning Inc. Call Option	01/19/2013	175.00	697	(31)
Dell Inc. Call Option	01/21/2012	15.00	88	(25)
Electronic Arts Inc. Call Option	01/19/2013	20.00	164	(16)
EMC Corp. Call Option	01/19/2013	25.00	34	(20)
Freeport - McMoRan Copper & Gold Inc. Put Option, CSI	04/30/2012	36.05	7,291	(7)
Intel Corp. Put Option	07/21/2012	25.00	248	(11)
International Business Machines Corp. Call Option	01/19/2013	200.00	34	(64)
Juniper Networks Inc. Call Option	07/21/2012	23.00	290	(50)
Mattel Inc. Call Option	01/19/2013	35.00	52	(8)
Mattel Inc. Call Option, MSC	01/18/2013	33.00	4,200	(11)
McDonald’s Corp. Call Option	01/19/2013	105.00	15	(4)
NetApp Inc. Call Option	01/19/2013	42.00	119	(82)
Oracle Corp. Call Option	01/19/2013	30.00	251	(59)
Polycom Inc. Call Option	07/21/2012	27.50	105	(1)
Qualcomm Inc. Call Option	04/21/2012	65.00	56	(21)
Quicksilver Resources Inc. Put Option	06/16/2012	6.00	100	(12)
Ralph Lauren Corp. Call Option	04/21/2012	170.00	3	(2)
Rio Tinto Plc Put Option, MSC	04/27/2012	29.87	11,301	(2)
Sandisk Corp. Call Option	01/19/2013	50.00	33	(22)
Sara Lee Corp. Call Option	04/21/2012	20.00	391	(61)
SM Energy Co. Call Option	05/19/2012	85.00	32	(1)
Unilever NV - CVA Call Option, MSC	06/15/2012	26.00	5,333	(3)
Universal Health Services Inc. Call Option	07/21/2012	40.00	72	(27)
US Bancorp Call Option	06/16/2012	30.00	89	(20)
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013	50.00	24	(22)
Vertex Pharmaceuticals Inc. Call Option	07/21/2012	35.00	79	(65)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013	40.00	74	(58)
Whiting Petroleum Corp. Call Option	01/19/2013	52.50	85	(74)
Whiting Petroleum Corp. Call Option	01/19/2013	72.50	40	$(8)
			54,224	$(1,655)
JNL/Ivy Asset Strategy Fund
Blackstone Group LP Put Option	05/19/2012	14.00	292	$(6)
Cisco Systems Inc. Put Option	06/16/2012	19.00	1,877	(53)
Cognizant Tech Solutions Corp. Put Option	04/21/2012	65.00	171	(1)
Cognizant Tech Solutions Corp. Put Option	05/19/2012	70.00	234	(20)
Exxon Mobil Corp. Put Option	05/19/2012	80.00	234	(9)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
Exxon Mobil Corp. Put Option	07/21/2012	80.00	235	$(27)
Intel Corp. Put Option	06/16/2012	26.00	1,288	(51)
National Oilwell Varco Inc. Put Option	05/19/2012	72.50	234	(35)
Starwood Hotels and Resorts Inc. Put Option	05/19/2012	52.50	234	(27)
Starwood Hotels and Resorts Inc. Put Option, GSC	04/21/2012	50.00	171	(2)
Total SA Put Option	06/15/2012	39.00	351	(93)
Total SA Put Option	06/15/2012	38.00	351	(65)
Total SA Put Option	06/15/2012	36.00	352	(37)
Total SA Put Option, DUB	06/15/2012	35.00	353	(26)
			6,377	$(452)

*  Written options fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in these Notes to the Schedule of Investments.

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	(105,701,341)	$(1,639)
Options written during the period	(316,490)	(1,897)
Options closed during the period	136,370	478
Options exercised during the period	631	23
Options expired during the period	108,124	4252
Options outstanding at March 31, 2012	(105,772,706)	$(2,783)
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2011	(16)	$(32)
Options written during the period	(34)	(4)
Options closed during the period	16	32
Options expired during the period	34	4
Options outstanding at March 31, 2012	—	$—
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2011	(117,605,171)	$(4,256)
Options written during the period	(3,229,417,165)	(6,490)
Options closed during the period	117,603,009	3,544
Options expired during the period	6,551	2,553
Options outstanding at March 31, 2012	(3,229,412,776)	$(4,649)
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2011	(3,576)	$(1,785)
Options written during the period	(2,745)	(3,828)
Options closed during the period	1,880	1,394
Options outstanding at March 31, 2012	(4,441)	$(4,219)
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2011	(11,220)	$(8,039)
Options written during the period	(5,067)	(3,833)
Options closed during the period	2,598	1,220
Options expired during the period	442	352
Options outstanding at March 31, 2012	(13,247)	$(10,300)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Exchange Traded Options on Futures
JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	05/25/2012	EUR	114.00	524	$845

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	September 2012	502	$319
3-Month Euro Euribor Interest Rate Future	December 2012	438	220
3-Month Euro Euribor Interest Rate Future	March 2013	361	157
3-Month Euro Euribor Interest Rate Future	June 2013	307	106
3-Month Euro Euribor Interest Rate Future	September 2013	262	60
3-Month Euro Euribor Interest Rate Future	December 2013	220	35
3-Month Euro Euribor Interest Rate Future	March 2014	202	(30)
3-Month Euro Swiss Franc Interest Rate Future	September 2012	(57)	—
3-Month Euro Swiss Franc Interest Rate Future	December 2012	18	(8)
3-Month Sterling Interest Rate Future	September 2012	329	1
3-Month Sterling Interest Rate Future	December 2012	381	(8)
3-Month Sterling Interest Rate Future	March 2013	379	(11)
3-Month Sterling Interest Rate Future	June 2013	314	(14)
3-Month Sterling Interest Rate Future	September 2013	256	(6)
3-Month Sterling Interest Rate Future	December 2013	195	(8)
3-Month Sterling Interest Rate Future	March 2014	139	15
90-Day Eurodollar Future	September 2012	339	24
90-Day Eurodollar Future	December 2012	316	18
90-Day Eurodollar Future	March 2013	326	26
90-Day Eurodollar Future	June 2013	363	13
90-Day Eurodollar Future	September 2013	299	(10)
90-Day Eurodollar Future	December 2013	233	(30)
90-Day Eurodollar Future	March 2014	187	(17)
Amsterdam Exchange Index Future	April 2012	62	(139)
ASX SPI 200 Index Future	June 2012	27	31
Australia Commonwealth Treasury Bond Future, 10-Year	June 2012	(66)	(142)
Australia Commonwealth Treasury Bond Future, 3-Year	June 2012	44	22
CAC 40 Euro Future	April 2012	80	(143)
Canadian Bank Acceptance Future	September 2012	(83)	(5)
Canadian Government Bond Future, 10-Year	June 2012	(179)	(246)
DAX Index Future	June 2012	38	(164)
DJIA E-Mini Index Future	June 2012	432	482
Euro-Bobl Future	June 2012	109	66
Euro-Bund Future	June 2012	55	77
Euro-Buxl Bond Future, 30-Year	June 2012	3	4
Euro-Schatz Future	June 2012	328	30
FTSE 100 Index Future	June 2012	133	(365)
FTSE/JSE Top 40 Index Future	June 2012	261	(180)
FTSE/MIB Index Future	June 2012	13	(90)
Hang Seng Index Future	April 2012	8	(25)
HSCEI China Index Future	April 2012	(37)	32
IBEX 35 Index Future	April 2012	(115)	300
Japanese Government Bond Future, 10-Year	June 2012	25	(7)
KOSPI 200 Index Future	June 2012	69	126
MSCI Singapore Index Future	April 2012	162	(34)
MSCI Taiwan Stock Index Future	April 2012	185	(74)
NASDAQ 100 E-Mini Index Future	June 2012	399	858
Russell 2000 Mini Index Future	June 2012	135	90
S&P 500 E-Mini Index Future	June 2012	330	553
S&P MidCap 400 E-Mini Index Future	June 2012	148	117
S&P/TSX 60 Index Future	June 2012	(12)	(5)
SGX Nifty Index Future	April 2012	212	20
Topix Price Index Future	June 2012	137	476
U.K. Long Gilt Future	June 2012	(59)	(238)
U.S. Treasury Bond Future, 20-Year	June 2012	(88)	(150)
U.S. Treasury Note Future, 10-Year	June 2012	(53)	(57)
U.S. Treasury Note Future, 2-Year	June 2012	236	3
U.S. Treasury Note Future, 5-Year	June 2012	159	29
			$2,104

JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	June 2012	4	$5
CAC 40 Euro Future	April 2012	10	(7)
DAX Index Future	June 2012	3	(13)
FTSE 100 Index Future	June 2012	12	(15)
Hang Seng Index Future	April 2012	4	(14)
MSCI Singapore Index Future	April 2012	7	(1)
MSCI Taiwan Index Future	April 2012	82	(32)
S&P 500 E-Mini Index Future	June 2012	222	(9)
S&P/TSX 60 Index Future	June 2012	5	(4)
Yen Denominated Nikkei 225 Future	June 2012	37	24
			$(66)

JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	September 2014	576	$(76)
90-Day Eurodollar Future	September 2015	(576)	126
Euro-Bobl Future	June 2012	(6)	—
Euro-Bund Future	June 2012	127	280
Euro-Schatz Future	June 2012	(28)	2
Japanese Government Bond Future, 10-Year	June 2012	(20)	96
U.K. Long Gilt Future	June 2012	(15)	8
U.S. Treasury Bond Future, 20-Year	June 2012	59	20
U.S. Treasury Note Future, 10-Year	June 2012	242	(8)
U.S. Treasury Note Future, 2-Year	June 2012	333	(9)
U.S. Treasury Note Future, 5-Year	June 2012	613	(46)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2012	215	(1,336)
			$(943)

JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Note Future, 10-Year	June 2012	108	$(105)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	June 2012	(11)	83
			$(22)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2012

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2012	694	$1,678

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2012	304	$561

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	June 2012	326	$1,006

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	June 2012	23	$41
Euro Stoxx 50 Future	June 2012	337	(297)
FTSE 100 Index Future	June 2012	94	(184)
Topix Price Index Future	June 2012	64	113
			$(327)
JNL/Mellon Capital Management Emerging Markets Index Fund
MSCI Emerging Markets Mini Index Future	June 2012	21	$(20)

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	April 2012	429	$(402)
ASX SPI 200 Index Future	June 2012	216	603
Australia Commonwealth Treasury Bond Future, 10-Year	June 2012	(71)	6
CAC 40 Euro Future	April 2012	1,177	(1,300)
Canadian Government Bond Future, 10-Year	June 2012	(663)	412
DAX Index Future	June 2012	31	(140)
Euro-Bund Future	June 2012	(196)	(280)
FTSE 100 Index Future	June 2012	133	(419)
FTSE/MIB Index Future	June 2012	126	(793)
Hang Seng Index Future	April 2012	(322)	1,003
Japanese Government Bond Future, 10-Year	June 2012	61	(3)
S&P 500 E-Mini Index Future	June 2012	(237)	(666)
S&P/TSX 60 Index Future	June 2012	(117)	(99)
Topix Price Index Future	June 2012	(697)	(3,040)
U.K. Long Gilt Future	June 2012	(651)	483
U.S. Treasury Note Future, 10-Year	June 2012	1,038	(1,043)
			$(5,678)

JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	March 2015	529	$80
90-Day Eurodollar Future	June 2015	194	33
90-Day Eurodollar Future	December 2013	775	871
			$984
JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	March 2014	212	$160
U.S. Treasury Note Future, 10-Year	June 2012	1,115	(2,045)
U.S. Treasury Note Future, 5-Year	June 2012	1,059	(844)
			$(2,729)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	06/20/2012	RBS	AUD	1,297	$1,332	$(41)
AUD/USD	06/20/2012	RBS	AUD	5,180	5,319	(118)
AUD/USD	06/20/2012	RBS	AUD	2,081	2,137	(37)
AUD/USD	06/20/2012	RBS	AUD	15,151	15,557	(380)
BRL/USD	06/20/2012	RBS	BRL	13,300	7,169	(185)
CAD/USD	06/20/2012	RBS	CAD	3,733	3,736	(21)
CAD/USD	06/20/2012	RBS	CAD	40,348	40,384	(157)
CAD/USD	06/20/2012	RBS	CAD	3,337	3,340	(21)
CAD/USD	06/20/2012	RBS	CAD	2,287	2,289	(14)
CAD/USD	06/20/2012	RBS	CAD	1,524	1,525	(7)
CAD/USD	06/20/2012	RBS	CAD	2,211	2,213	(9)
CAD/USD	06/20/2012	RBS	CAD	738	739	(7)
CAD/USD	06/20/2012	RBS	CAD	731	732	(3)
CLP/USD	06/20/2012	RBS	CLP	1,030,000	2,088	17
COP/USD	06/20/2012	RBS	COP	2,900,000	1,608	(8)
COP/USD	06/20/2012	RBS	COP	100,000	55	(1)
COP/USD	06/20/2012	RBS	COP	300,000	166	(2)
COP/USD	06/20/2012	RBS	COP	100,000	55	(1)
CZK/USD	06/20/2012	RBS	CZK	21,971	1,182	7
CZK/USD	06/20/2012	RBS	CZK	9,000	484	2
CZK/USD	06/20/2012	RBS	CZK	7,000	377	5
CZK/USD	06/20/2012	RBS	CZK	4,000	215	3
CZK/USD	06/20/2012	RBS	CZK	5,000	269	1
CZK/USD	06/20/2012	RBS	CZK	7,000	377	1
CZK/USD	06/20/2012	RBS	CZK	10,000	538	(2)
CZK/USD	06/20/2012	RBS	CZK	3,000	161	1
CZK/USD	06/20/2012	RBS	CZK	6,000	323	1
CZK/USD	06/20/2012	RBS	CZK	5,000	269	(2)
CZK/USD	06/20/2012	RBS	CZK	6,000	323	(3)
EUR/USD	06/20/2012	RBS	EUR	3,805	5,077	55
EUR/USD	06/20/2012	RBS	EUR	9,878	13,180	192
EUR/USD	06/20/2012	RBS	EUR	3,665	4,890	94
EUR/USD	06/20/2012	RBS	EUR	3,850	5,137	69
EUR/USD	06/20/2012	RBS	EUR	1,448	1,932	17
EUR/USD	06/20/2012	RBS	EUR	10,747	14,339	86
EUR/USD	06/20/2012	RBS	EUR	2,136	2,850	24
EUR/USD	06/20/2012	RBS	EUR	500	667	4
EUR/USD	06/20/2012	RBS	EUR	7,501	10,008	61
EUR/USD	06/20/2012	RBS	EUR	2,391	3,190	(2)
EUR/USD	06/20/2012	RBS	EUR	308	411	—
EUR/USD	06/20/2012	RBS	EUR	8,292	11,064	4
EUR/USD	06/20/2012	RBS	EUR	454	606	7
GBP/USD	06/20/2012	RBS	GBP	1,509	2,412	29
GBP/USD	06/20/2012	RBS	GBP	1,159	1,853	20
GBP/USD	06/20/2012	RBS	GBP	900	1,439	24
GBP/USD	06/20/2012	RBS	GBP	140	224	3
GBP/USD	06/20/2012	RBS	GBP	40	64	1
GBP/USD	06/20/2012	RBS	GBP	32,242	51,543	812
GBP/USD	06/20/2012	RBS	GBP	90	144	3
GBP/USD	06/20/2012	RBS	GBP	870	1,391	24
GBP/USD	06/20/2012	RBS	GBP	1,739	2,780	26
GBP/USD	06/20/2012	RBS	GBP	3,960	6,331	56
GBP/USD	06/20/2012	RBS	GBP	1,445	2,310	16
GBP/USD	06/20/2012	RBS	GBP	1,333	2,131	15
GBP/USD	06/20/2012	RBS	GBP	571	913	7
GBP/USD	06/20/2012	RBS	GBP	398	636	5
GBP/USD	06/20/2012	RBS	GBP	2,006	3,207	7
GBP/USD	06/20/2012	RBS	GBP	2,813	4,497	14
HUF/USD	06/20/2012	RBS	HUF	140,000	628	3
IDR/USD	06/20/2012	RBS	IDR	48,200,000	5,228	34
ILS/USD	06/20/2012	RBS	ILS	2,600	698	10
ILS/USD	06/20/2012	RBS	ILS	3,100	833	10
ILS/USD	06/20/2012	RBS	ILS	2,600	698	6
ILS/USD	06/20/2012	RBS	ILS	2,700	725	8
ILS/USD	06/20/2012	RBS	ILS	2,000	537	4
ILS/USD	06/20/2012	RBS	ILS	4,900	1,316	2
ILS/USD	06/20/2012	RBS	ILS	1,400	376	1
INR/USD	06/20/2012	RBS	INR	120,000	2,316	(4)
INR/USD	06/20/2012	RBS	INR	47,000	907	(15)
JPY/USD	06/20/2012	RBS	JPY	45,180	546	(4)
JPY/USD	06/20/2012	RBS	JPY	79,000	955	11
JPY/USD	06/20/2012	RBS	JPY	364,030	4,401	(3)
JPY/USD	06/20/2012	RBS	JPY	270,549	3,271	(18)
KRW/USD	06/20/2012	RBS	KRW	500,000	439	(5)
KRW/USD	06/20/2012	RBS	KRW	500,000	439	(4)
KRW/USD	06/20/2012	RBS	KRW	300,000	263	(1)
KRW/USD	06/20/2012	RBS	KRW	100,000	88	(1)
KRW/USD	06/20/2012	RBS	KRW	18,740,000	16,445	(189)
KRW/USD	06/20/2012	RBS	KRW	500,000	439	(4)
KRW/USD	06/20/2012	RBS	KRW	100,000	88	(1)
KRW/USD	06/20/2012	RBS	KRW	900,000	790	(6)
KRW/USD	06/20/2012	RBS	KRW	800,000	702	(5)
KRW/USD	06/20/2012	RBS	KRW	700,000	614	(5)
KRW/USD	06/20/2012	RBS	KRW	100,000	88	(1)
MXN/USD	06/20/2012	RBS	MXN	49,000	3,802	(2)
MXN/USD	06/20/2012	RBS	MXN	15,000	1,164	(8)
MXN/USD	06/20/2012	RBS	MXN	8,000	621	(7)
MXN/USD	06/20/2012	RBS	MXN	1,000	78	(1)
MXN/USD	06/20/2012	RBS	MXN	6,000	466	(5)
MXN/USD	06/20/2012	RBS	MXN	11,000	853	(2)
MYR/USD	06/20/2012	RBS	MYR	21,300	6,917	(106)
NOK/USD	06/20/2012	RBS	NOK	5,235	916	(11)
NOK/USD	06/20/2012	RBS	NOK	2,487	435	(4)
NOK/USD	06/20/2012	RBS	NOK	2,510	439	(4)
NOK/USD	06/20/2012	RBS	NOK	410,164	71,806	(5)
NZD/USD	06/20/2012	RBS	NZD	147,082	119,772	(88)
NZD/USD	06/20/2012	RBS	NZD	5,383	4,384	12
NZD/USD	06/20/2012	RBS	NZD	2,545	2,072	(3)
NZD/USD	06/20/2012	RBS	NZD	2,408	1,961	25
NZD/USD	06/20/2012	RBS	NZD	1,436	1,169	9
NZD/USD	06/20/2012	RBS	NZD	3,503	2,853	(12)
NZD/USD	06/20/2012	RBS	NZD	7,639	6,221	(1)
PHP/USD	06/20/2012	RBS	PHP	425,000	9,841	(112)
PLN/USD	06/20/2012	RBS	PLN	12,400	3,955	17
PLN/USD	06/20/2012	RBS	PLN	400	128	1
PLN/USD	06/20/2012	RBS	PLN	1,100	351	4
PLN/USD	06/20/2012	RBS	PLN	300	96	—
RUB/USD	06/20/2012	RBS	RUB	548,000	18,480	162
SEK/USD	06/20/2012	RBS	SEK	287,031	43,251	1,046
SGD/USD	06/20/2012	RBS	SGD	300	239	1
SGD/USD	06/20/2012	RBS	SGD	1,800	1,432	3
SGD/USD	06/20/2012	RBS	SGD	13,600	10,821	(26)
SGD/USD	06/20/2012	RBS	SGD	600	477	2
SGD/USD	06/20/2012	RBS	SGD	1,700	1,353	2
SGD/USD	06/20/2012	RBS	SGD	800	637	—
TRY/USD	06/20/2012	RBS	TRY	15,600	8,602	35
TWD/USD	06/20/2012	RBS	TWD	1,000	34	—
TWD/USD	06/20/2012	RBS	TWD	6,000	203	—
TWD/USD	06/20/2012	RBS	TWD	35,000	1,187	1
TWD/USD	06/20/2012	RBS	TWD	28,000	949	2
TWD/USD	06/20/2012	RBS	TWD	11,000	373	—
TWD/USD	06/20/2012	RBS	TWD	19,000	644	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/AUD	06/20/2012	RBS	AUD	(30)	$(31)	$1
USD/AUD	06/20/2012	RBS	AUD	(80)	(82)	1
USD/AUD	06/20/2012	RBS	AUD	(1,855)	(1,905)	28
USD/AUD	06/20/2012	RBS	AUD	(4,322)	(4,438)	57
USD/AUD	06/20/2012	RBS	AUD	(1,145)	(1,176)	15
USD/AUD	06/20/2012	RBS	AUD	(2,982)	(3,062)	6
USD/AUD	06/20/2012	RBS	AUD	(4,859)	(4,989)	19
USD/AUD	06/20/2012	RBS	AUD	(4,088)	(4,198)	33
USD/AUD	06/20/2012	RBS	AUD	(10,253)	(10,528)	25
USD/BRL	06/20/2012	RBS	BRL	(1,100)	(593)	13
USD/BRL	06/20/2012	RBS	BRL	(1,300)	(701)	18
USD/BRL	06/20/2012	RBS	BRL	(400)	(216)	1
USD/BRL	06/20/2012	RBS	BRL	(1,900)	(1,024)	1
USD/BRL	06/20/2012	RBS	BRL	(500)	(269)	1
USD/BRL	06/20/2012	RBS	BRL	(2,000)	(1,078)	11
USD/BRL	06/20/2012	RBS	BRL	(700)	(377)	4
USD/BRL	06/20/2012	RBS	BRL	(800)	(431)	(1)
USD/BRL	06/20/2012	RBS	BRL	(900)	(485)	1
USD/BRL	06/20/2012	RBS	BRL	(700)	(377)	3
USD/BRL	06/20/2012	RBS	BRL	(400)	(216)	1
USD/BRL	06/20/2012	RBS	BRL	(300)	(162)	—
USD/CAD	06/20/2012	RBS	CAD	(3,403)	(3,406)	(3)
USD/CAD	06/20/2012	RBS	CAD	(1,966)	(1,968)	(2)
USD/EUR	06/20/2012	RBS	EUR	(6,534)	(8,718)	(96)
USD/EUR	06/20/2012	RBS	EUR	(362)	(483)	(4)
USD/EUR	06/20/2012	RBS	EUR	(5,840)	(7,792)	(135)
USD/EUR	06/20/2012	RBS	EUR	(1,067)	(1,424)	(20)
USD/EUR	06/20/2012	RBS	EUR	(4,753)	(6,342)	(138)
USD/EUR	06/20/2012	RBS	EUR	(170,678)	(227,730)	(3,258)
USD/EUR	06/20/2012	RBS	EUR	(1,014)	(1,353)	(30)
USD/GBP	06/20/2012	RBS	GBP	(1,149)	(1,837)	(37)
USD/GBP	06/20/2012	RBS	GBP	(4,297)	(6,869)	(147)
USD/GBP	06/20/2012	RBS	GBP	(635)	(1,015)	(5)
USD/IDR	06/20/2012	RBS	IDR	(1,500,000)	(163)	(1)
USD/IDR	06/20/2012	RBS	IDR	(1,900,000)	(206)	(1)
USD/IDR	06/20/2012	RBS	IDR	(4,000,000)	(434)	(3)
USD/IDR	06/20/2012	RBS	IDR	(2,400,000)	(260)	(1)
USD/IDR	06/20/2012	RBS	IDR	(3,200,000)	(347)	—
USD/ILS	06/20/2012	RBS	ILS	(2,500)	(672)	(16)
USD/ILS	06/20/2012	RBS	ILS	(1,100)	(295)	(8)
USD/ILS	06/20/2012	RBS	ILS	(3,200)	(860)	(17)
USD/ILS	06/20/2012	RBS	ILS	(22,600)	(6,071)	(136)
USD/INR	06/20/2012	RBS	INR	(75,000)	(1,448)	22
USD/INR	06/20/2012	RBS	INR	(125,000)	(2,413)	30
USD/INR	06/20/2012	RBS	INR	(58,000)	(1,120)	1
USD/INR	06/20/2012	RBS	INR	(23,000)	(444)	4
USD/INR	06/20/2012	RBS	INR	(5,000)	(96)	1
USD/INR	06/20/2012	RBS	INR	(23,000)	(444)	5
USD/INR	06/20/2012	RBS	INR	(99,000)	(1,911)	18
USD/INR	06/20/2012	RBS	INR	(81,000)	(1,564)	18
USD/INR	06/20/2012	RBS	INR	(20,000)	(386)	3
USD/INR	06/20/2012	RBS	INR	(5,000)	(96)	—
USD/INR	06/20/2012	RBS	INR	(18,000)	(347)	—
USD/JPY	06/20/2012	RBS	JPY	(141,976)	(1,717)	33
USD/JPY	06/20/2012	RBS	JPY	(558,593)	(6,754)	145
USD/JPY	06/20/2012	RBS	JPY	(530,489)	(6,414)	157
USD/JPY	06/20/2012	RBS	JPY	(907,356)	(10,970)	193
USD/JPY	06/20/2012	RBS	JPY	(96,616)	(1,168)	17
USD/JPY	06/20/2012	RBS	JPY	(9,327,072)	(112,768)	915
USD/JPY	06/20/2012	RBS	JPY	(201,816)	(2,440)	5
USD/JPY	06/20/2012	RBS	JPY	(338,711)	(4,095)	(23)
USD/JPY	06/20/2012	RBS	JPY	(10,606)	(128)	(1)
USD/JPY	06/20/2012	RBS	JPY	(144,024)	(1,741)	(8)
USD/JPY	06/20/2012	RBS	JPY	(392,990)	(4,751)	(55)
USD/JPY	06/20/2012	RBS	JPY	(663,197)	(8,018)	(86)
USD/JPY	06/20/2012	RBS	JPY	(390,487)	(4,721)	(26)
USD/JPY	06/20/2012	RBS	JPY	(60,262)	(729)	1
USD/JPY	06/20/2012	RBS	JPY	(722,080)	(8,730)	(11)
USD/JPY	06/20/2012	RBS	JPY	(870,056)	(10,519)	2
USD/MXN	06/20/2012	RBS	MXN	(7,000)	(543)	(2)
USD/MXN	06/20/2012	RBS	MXN	(19,000)	(1,474)	(18)
USD/MXN	06/20/2012	RBS	MXN	(31,000)	(2,405)	(35)
USD/MXN	06/20/2012	RBS	MXN	(11,000)	(853)	(1)
USD/MXN	06/20/2012	RBS	MXN	(2,000)	(155)	—
USD/MXN	06/20/2012	RBS	MXN	(12,000)	(931)	(5)
USD/MYR	06/20/2012	RBS	MYR	(1,300)	(422)	5
USD/MYR	06/20/2012	RBS	MYR	(300)	(97)	1
USD/MYR	06/20/2012	RBS	MYR	(300)	(97)	—
USD/MYR	06/20/2012	RBS	MYR	(3,100)	(1,007)	(6)
USD/MYR	06/20/2012	RBS	MYR	(2,000)	(649)	(3)
USD/MYR	06/20/2012	RBS	MYR	(1,000)	(325)	(1)
USD/MYR	06/20/2012	RBS	MYR	(600)	(195)	(1)
USD/MYR	06/20/2012	RBS	MYR	(600)	(195)	(1)
USD/MYR	06/20/2012	RBS	MYR	(1,000)	(325)	—
USD/MYR	06/20/2012	RBS	MYR	(900)	(292)	(1)
USD/NOK	06/20/2012	RBS	NOK	(46,526)	(8,145)	(81)
USD/NOK	06/20/2012	RBS	NOK	(23,468)	(4,108)	(51)
USD/NOK	06/20/2012	RBS	NOK	(18,952)	(3,318)	(44)
USD/NOK	06/20/2012	RBS	NOK	(16,244)	(2,844)	(31)
USD/NZD	06/20/2012	RBS	NZD	(4,016)	(3,270)	(11)
USD/PHP	06/20/2012	RBS	PHP	(10,000)	(232)	2
USD/PHP	06/20/2012	RBS	PHP	(7,000)	(162)	1
USD/PHP	06/20/2012	RBS	PHP	(11,000)	(255)	—
USD/PHP	06/20/2012	RBS	PHP	(5,000)	(116)	—
USD/PHP	06/20/2012	RBS	PHP	(10,000)	(232)	—
USD/RUB	06/20/2012	RBS	RUB	(5,000)	(169)	—
USD/RUB	06/20/2012	RBS	RUB	(1,000)	(34)	—
USD/RUB	06/20/2012	RBS	RUB	(2,000)	(67)	—
USD/RUB	06/20/2012	RBS	RUB	(12,000)	(405)	—
USD/SEK	06/20/2012	RBS	SEK	(37,140)	(5,596)	(131)
USD/SEK	06/20/2012	RBS	SEK	(15,087)	(2,273)	(42)
USD/SEK	06/20/2012	RBS	SEK	(10,100)	(1,522)	(42)
USD/SEK	06/20/2012	RBS	SEK	(24,591)	(3,705)	(98)
USD/SEK	06/20/2012	RBS	SEK	(14,846)	(2,237)	(78)
USD/SEK	06/20/2012	RBS	SEK	(3,170)	(478)	(12)
USD/SEK	06/20/2012	RBS	SEK	(21,998)	(3,315)	(56)
USD/SEK	06/20/2012	RBS	SEK	(18,990)	(2,861)	(58)
USD/SEK	06/20/2012	RBS	SEK	(38,148)	(5,748)	(104)
USD/SEK	06/20/2012	RBS	SEK	(824)	(124)	(1)
USD/SEK	06/20/2012	RBS	SEK	(4,327)	(652)	(6)
USD/SGD	06/20/2012	RBS	SGD	(500)	(398)	1
USD/SGD	06/20/2012	RBS	SGD	(1,300)	(1,034)	(3)
USD/SGD	06/20/2012	RBS	SGD	(600)	(477)	(1)
USD/SGD	06/20/2012	RBS	SGD	(700)	(557)	(1)
USD/SGD	06/20/2012	RBS	SGD	(1,200)	(955)	(8)
USD/SGD	06/20/2012	RBS	SGD	(100)	(80)	—
USD/SGD	06/20/2012	RBS	SGD	(700)	(557)	(3)
USD/SGD	06/20/2012	RBS	SGD	(300)	(239)	(1)
USD/SGD	06/20/2012	RBS	SGD	(700)	(557)	(1)
USD/SGD	06/20/2012	RBS	SGD	(200)	(159)	(1)
USD/SGD	06/20/2012	RBS	SGD	(1,500)	(1,193)	—
USD/TRY	06/20/2012	RBS	TRY	(600)	(331)	2

JNL Series Trust (Unauditeds)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/TRY	06/20/2012	RBS	TRY	(1,200)	$(662)	$(4)
USD/TRY	06/20/2012	RBS	TRY	(1,900)	(1,048)	(7)
USD/TRY	06/20/2012	RBS	TRY	(800)	(441)	1
USD/TRY	06/20/2012	RBS	TRY	(500)	(276)	(3)
USD/TRY	06/20/2012	RBS	TRY	(100)	(55)	(1)
USD/TRY	06/20/2012	RBS	TRY	(2,000)	(1,103)	(24)
USD/TRY	06/20/2012	RBS	TRY	(400)	(221)	(4)
USD/TRY	06/20/2012	RBS	TRY	(300)	(165)	(2)
USD/TRY	06/20/2012	RBS	TRY	(700)	(386)	(7)
USD/TWD	06/20/2012	RBS	TWD	(29,000)	(983)	2
USD/TWD	06/20/2012	RBS	TWD	(19,000)	(644)	—
USD/TWD	06/20/2012	RBS	TWD	(15,000)	(509)	—
USD/TWD	06/20/2012	RBS	TWD	(40,000)	(1,356)	4
USD/TWD	06/20/2012	RBS	TWD	(5,000)	(170)	—
USD/TWD	06/20/2012	RBS	TWD	(4,000)	(136)	—
USD/TWD	06/20/2012	RBS	TWD	(4,000)	(136)	1
USD/TWD	06/20/2012	RBS	TWD	(25,000)	(848)	2
USD/TWD	06/20/2012	RBS	TWD	(36,000)	(1,221)	3
USD/TWD	06/20/2012	RBS	TWD	(10,000)	(339)	—
USD/ZAR	06/20/2012	RBS	ZAR	(1,900)	(245)	(1)
USD/ZAR	06/20/2012	RBS	ZAR	(7,600)	(979)	(7)
ZAR/USD	06/20/2012	RBS	ZAR	1,800	232	(3)
ZAR/USD	06/20/2012	RBS	ZAR	32,500	4,189	(43)
ZAR/USD	06/20/2012	RBS	ZAR	500	64	(1)
ZAR/USD	06/20/2012	RBS	ZAR	4,300	554	(8)
ZAR/USD	06/20/2012	RBS	ZAR	1,700	219	(1)
ZAR/USD	06/20/2012	RBS	ZAR	200	26	—
					$37,476	$(2,050)

JNL/BlackRock Global Allocation Fund

CAD/USD	04/19/2012	CSI	CAD	980	$982	$(7)
CAD/USD	04/19/2012	DUB	CAD	240	240	(2)
CHF/EUR	04/20/2012	UBS	EUR	(1,469)	(1,959)	12
CHF/EUR	04/20/2012	CSI	EUR	(47)	(63)	1
CHF/EUR	04/27/2012	UBS	EUR	(1,304)	(1,739)	2
CNH/USD	04/11/2012	UBS	CNH	886	140	3
CNH/USD	04/11/2012	UBS	CNH	1,769	280	2
CNH/USD	04/11/2012	UBS	CNH	2,367	375	4
CNY/USD	04/11/2012	UBS	CNY	5,641	896	2
CNY/USD	04/13/2012	CSI	CNY	11,975	1,901	5
JPY/USD	05/14/2012	CSI	JPY	40,000	483	(33)
KRW/USD	04/06/2012	DUB	KRW	214,809	190	—
NOK/USD	04/12/2012	UBS	NOK	3,201	562	1
NOK/USD	04/12/2012	DUB	NOK	7,735	1,358	3
SGD/USD	04/20/2012	JPM	SGD	469	373	(1)
SGD/USD	04/27/2012	HSB	SGD	1,375	1,093	7
TWD/USD	04/13/2012	HSB	TWD	7,952	269	—
USD/AUD	04/16/2012	CSI	AUD	(821)	(849)	(11)
USD/AUD	04/26/2012	UBS	AUD	(285)	(294)	3
USD/AUD	04/26/2012	JPM	AUD	(966)	(998)	2
USD/AUD	04/26/2012	JPM	AUD	(678)	(701)	(1)
USD/AUD	05/15/2012	GSC	AUD	(19)	(20)	—
USD/AUD	11/15/2012	GSC	AUD	(413)	(418)	(1)
USD/AUD	11/15/2012	GSC	AUD	(404)	(408)	1
USD/EUR	04/12/2012	UBS	EUR	(312)	(416)	(6)
USD/EUR	04/12/2012	CSI	EUR	(1,508)	(2,011)	(26)
USD/EUR	04/13/2012	UBS	EUR	(1,055)	(1,407)	6
USD/EUR	04/19/2012	DUB	EUR	(478)	(638)	(12)
USD/EUR	04/26/2012	DUB	EUR	(910)	(1,214)	(10)
USD/EUR	04/26/2012	CSI	EUR	(1,221)	(1,628)	(14)
USD/GBP	04/13/2012	DUB	GBP	(1,725)	(2,758)	(4)
USD/GBP	04/13/2012	JPM	GBP	(246)	(393)	(1)
USD/GBP	04/19/2012	JPM	GBP	(607)	(971)	(16)
USD/GBP	04/27/2012	DUB	GBP	(508)	(813)	(8)
USD/GBP	04/27/2012	GSC	GBP	(893)	(1,428)	(13)
USD/JPY	04/05/2012	DUB	JPY	(96,770)	(1,169)	32
USD/JPY	04/20/2012	DUB	JPY	(78,916)	(954)	(11)
USD/JPY	04/20/2012	CSI	JPY	(151,563)	(1,831)	(19)
USD/JPY	05/14/2012	CSI	JPY	(130,000)	(1,571)	128
USD/MXN	05/03/2012	UBS	MXN	(16,000)	(1,247)	11
					$(18,756)	$29

JNL/Capital Guardian Global Balanced Fund

EUR/GBP	04/27/2012	BNY	GBP	(380)	$(608)	$(2)
EUR/JPY	04/27/2012	BNY	JPY	(80,000)	(967)	8
EUR/USD	04/27/2012	BOA	EUR	1,791	2,389	14
JPY/EUR	04/27/2012	BNY	EUR	(1,016)	(1,355)	(11)
JPY/USD	04/02/2012	BOA	JPY	85,142	1,029	(21)
JPY/USD	04/23/2012	BOA	JPY	625,215	7,555	55
JPY/USD	04/27/2012	BNY	JPY	49,516	598	(2)
USD/CAD	04/26/2012	UBS	CAD	(591)	(592)	(2)
USD/EUR	04/12/2012	BNY	EUR	(1,425)	(1,900)	(16)
USD/EUR	04/26/2012	BOA	EUR	(270)	(360)	(5)
USD/HUF	04/27/2012	BOA	HUF	(32,267)	(146)	1
USD/JPY	04/27/2012	CSI	JPY	(409,341)	(4,947)	(3)
					$696	$16

JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2012	MSC	AUD	12,189	$12,290	$590
CLP/USD	12/17/2012	BCL	CLP	7,506,474	14,920	901
EUR/USD	12/17/2012	DUB	EUR	4,800	6,412	140
IDR/USD	12/17/2012	JPM	IDR	113,042,300	12,008	318
INR/USD	12/17/2012	JPM	INR	527,153	9,904	554
KRW/USD	12/17/2012	JPM	KRW	8,201,200	7,138	137
MXN/USD	03/08/2013	HSB	MXN	37,669	2,856	47
NOK/EUR	12/17/2012	DUB	EUR	(8,900)	(11,890)	304
PLN/EUR	12/17/2012	DUB	EUR	(8,000)	(10,687)	1,057
SEK/EUR	12/17/2012	DUB	EUR	(21,400)	(28,589)	1,019
SGD/USD	06/18/2012	JPM	SGD	21,320	16,964	614
SGD/USD	09/17/2012	BCL	SGD	3,552	2,829	10
SGD/USD	03/11/2013	CIT	SGD	3,494	2,786	12
USD/EUR	12/17/2012	DUB	EUR	(49,840)	(66,582)	(1,608)
USD/EUR	12/20/2012	DUB	EUR	(815)	(1,089)	(22)
USD/EUR	01/24/2013	DUB	EUR	(372)	(497)	(14)
USD/EUR	03/01/2013	DUB	EUR	(391)	(523)	2
USD/EUR	03/07/2013	BCL	EUR	(534)	(714)	(5)
USD/EUR	03/08/2013	CIT	EUR	(3,541)	(4,733)	(76)
USD/EUR	03/11/2013	BCL	EUR	(1,285)	(1,718)	(28)
USD/EUR	03/15/2013	BCL	EUR	(448)	(599)	(11)
USD/EUR	03/19/2013	CIT	EUR	(317)	(423)	(8)
USD/EUR	03/21/2013	BCL	EUR	(281)	(376)	(3)
USD/EUR	03/26/2013	CIT	EUR	(643)	(859)	(11)
USD/EUR	03/28/2013	DUB	EUR	(164)	(220)	—
USD/EUR	04/02/2013	DUB	EUR	(232)	(310)	(2)
USD/JPY	09/18/2012	BCL	JPY	(906,703)	(10,975)	725
					$(52,677)	$4,642

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	08/10/2012	DUB	CHF	105	$117	$—
EUR/USD	07/17/2012	DUB	EUR	569	760	6
EUR/USD	07/17/2012	BCL	EUR	207	277	3

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

EUR/USD	07/17/2012	BCL	EUR	191	$255	$3
EUR/USD	07/17/2012	BCL	EUR	114	152	1
EUR/USD	07/17/2012	BOA	EUR	80	106	—
EUR/USD	07/17/2012	DUB	EUR	159	213	1
JPY/USD	04/20/2012	BOA	JPY	5,440	66	(1)
JPY/USD	04/20/2012	BCL	JPY	3,694	45	—
NOK/USD	06/19/2012	SSB	NOK	333	58	3
NOK/USD	06/19/2012	SSB	NOK	93	16	1
NOK/USD	06/19/2012	SSB	NOK	137	24	2
NOK/USD	06/19/2012	SSB	NOK	133	23	1
NOK/USD	06/19/2012	DUB	NOK	220	38	2
NOK/USD	06/19/2012	SSB	NOK	290	51	2
NOK/USD	06/19/2012	SSB	NOK	75	13	—
NOK/USD	06/19/2012	SSB	NOK	60	10	—
NOK/USD	06/19/2012	SSB	NOK	236	41	1
NOK/USD	06/19/2012	SSB	NOK	257	45	1
NOK/USD	06/19/2012	SSB	NOK	211	37	1
NOK/USD	06/19/2012	DUB	NOK	221	39	1
NOK/USD	06/19/2012	SSB	NOK	45	8	—
NOK/USD	06/19/2012	SSB	NOK	26	5	—
NOK/USD	06/19/2012	SSB	NOK	20	3	—
USD/CHF	08/10/2012	BOA	CHF	(1,602)	(1,778)	(20)
USD/CHF	08/10/2012	DUB	CHF	(1,661)	(1,844)	(20)
USD/CHF	08/10/2012	DUB	CHF	(64)	(71)	(1)
USD/EUR	07/17/2012	SSB	EUR	(31,492)	(42,026)	(747)
USD/EUR	07/17/2012	BCL	EUR	(260)	(347)	(7)
USD/EUR	07/17/2012	HSB	EUR	(130)	(174)	(3)
USD/EUR	07/17/2012	DUB	EUR	(130)	(174)	(3)
USD/EUR	07/17/2012	BCL	EUR	(265)	(354)	(6)
USD/GBP	05/21/2012	HSB	GBP	(14,968)	(23,933)	(269)
USD/GBP	05/21/2012	BCL	GBP	(15,301)	(24,465)	(273)
USD/GBP	05/21/2012	BOA	GBP	(458)	(733)	(13)
USD/GBP	05/21/2012	BOA	GBP	(230)	(368)	(4)
USD/GBP	05/21/2012	DUB	GBP	(469)	(750)	(17)
USD/GBP	05/21/2012	HSB	GBP	(68)	(109)	(2)
USD/GBP	05/21/2012	DUB	GBP	(68)	(109)	(2)
USD/GBP	05/21/2012	BCL	GBP	(126)	(202)	(1)
USD/JPY	04/20/2012	BOA	JPY	(67,834)	(820)	64
USD/JPY	04/20/2012	DUB	JPY	(4,000)	(48)	4
USD/JPY	04/20/2012	DUB	JPY	(3,209)	(39)	2
USD/JPY	04/20/2012	DUB	JPY	(3,690)	(45)	1
USD/JPY	04/20/2012	BOA	JPY	(3,877)	(47)	1
USD/JPY	04/20/2012	HSB	JPY	(2,629)	(32)	—
USD/JPY	04/20/2012	DUB	JPY	(2,625)	(32)	—
USD/JPY	04/20/2012	BOA	JPY	(5,022)	(61)	—
USD/NOK	06/19/2012	DUB	NOK	(2,594)	(454)	(23)
USD/NOK	06/19/2012	SSB	NOK	(150)	(26)	(1)
					$(96,639)	$(1,312)

JNL/Goldman Sachs Core Plus Bond Fund

AUD/CAD	06/20/2012	RBS	CAD	(1,176)	$(1,177)	$—
AUD/JPY	06/20/2012	UBS	JPY	(97,582)	(1,180)	(2)
AUD/USD	06/20/2012	JPM	AUD	1,142	1,173	(12)
AUD/USD	06/20/2012	RBS	AUD	1,136	1,166	(20)
AUD/USD	06/20/2012	WBC	AUD	1,130	1,160	(14)
AUD/USD	06/20/2012	CIT	AUD	1,133	1,163	(16)
AUD/USD	06/20/2012	WBC	AUD	1,134	1,164	(15)
AUD/USD	06/20/2012	CIT	AUD	1,147	1,178	—
AUD/USD	06/20/2012	WBC	AUD	2,299	2,361	(10)
AUD/USD	06/20/2012	JPM	AUD	1,168	1,199	4
CAD/AUD	06/20/2012	CIT	AUD	(535)	(549)	9
CAD/EUR	06/20/2012	ABN	EUR	(903)	(1,205)	(1)
CAD/USD	06/20/2012	ABN	CAD	1,197	1,198	4
CAD/USD	06/20/2012	HSB	CAD	15,446	15,459	(107)
CAD/USD	06/20/2012	UBS	CAD	1,182	1,183	(3)
CAD/USD	06/20/2012	SSB	CAD	2,382	2,384	5
CAD/USD	06/20/2012	ABN	CAD	1,196	1,197	(2)
CAD/USD	06/20/2012	CIT	CAD	1,191	1,192	(7)
CHF/AUD	06/20/2012	SSB	AUD	(1,370)	(1,407)	53
CHF/NZD	06/20/2012	DUB	NZD	(1,480)	(1,205)	(3)
CHF/USD	06/20/2012	CSI	CHF	962	1,067	12
CHF/USD	06/20/2012	DUB	CHF	1,099	1,218	19
CHF/USD	06/20/2012	JPM	CHF	996	1,104	8
EUR/AUD	06/20/2012	JPM	AUD	(1,191)	(1,222)	32
EUR/CAD	06/20/2012	BOA	CAD	(1,308)	(1,310)	21
EUR/CAD	06/20/2012	CSI	CAD	(1,036)	(1,036)	15
EUR/JPY	06/20/2012	GSC	JPY	(55,294)	(669)	15
EUR/JPY	06/20/2012	GSC	JPY	(55,401)	(670)	13
EUR/JPY	06/20/2012	CIT	JPY	(99,828)	(1,207)	15
EUR/NOK	06/20/2012	HSB	NOK	(13,938)	(2,440)	10
EUR/NZD	06/20/2012	CIT	NZD	(1,456)	(1,186)	14
EUR/SEK	06/20/2012	MSC	SEK	(43,244)	(6,516)	(49)
EUR/USD	06/20/2012	BCL	EUR	961	1,282	19
EUR/USD	06/20/2012	MSC	EUR	1,709	2,280	38
EUR/USD	06/20/2012	BCL	EUR	919	1,226	26
EUR/USD	06/20/2012	CIT	EUR	617	823	15
EUR/USD	06/20/2012	UBS	EUR	890	1,187	15
EUR/USD	06/20/2012	CSI	EUR	961	1,282	6
EUR/USD	06/20/2012	ABN	EUR	1,038	1,385	17
EUR/USD	06/20/2012	CIT	EUR	928	1,239	8
EUR/USD	06/20/2012	CSI	EUR	964	1,286	10
EUR/USD	06/20/2012	SSB	EUR	1,040	1,387	7
GBP/EUR	06/20/2012	ABN	EUR	(904)	(1,206)	(8)
GBP/USD	04/19/2012	JPM	GBP	2,381	3,808	68
GBP/USD	06/20/2012	JPM	GBP	52	83	1
GBP/USD	06/20/2012	JPM	GBP	762	1,218	20
GBP/USD	06/20/2012	DUB	GBP	751	1,201	9
JPY/AUD	06/20/2012	RBS	AUD	(1,139)	(1,170)	21
JPY/CAD	06/20/2012	DUB	CAD	(1,198)	(1,199)	(11)
JPY/EUR	06/20/2012	CIT	EUR	(922)	(1,230)	(29)
JPY/EUR	06/20/2012	CIT	EUR	(1,004)	(1,340)	(34)
JPY/EUR	06/20/2012	RBS	EUR	(899)	(1,199)	7
JPY/EUR	06/20/2012	CSI	EUR	(899)	(1,199)	1
JPY/USD	06/20/2012	JPM	JPY	97,344	1,177	(17)
JPY/USD	06/20/2012	CIT	JPY	98,423	1,190	(8)
JPY/USD	06/20/2012	BOA	JPY	199,137	2,408	10
JPY/USD	06/20/2012	SSB	JPY	100,101	1,210	11
JPY/USD	06/20/2012	WBC	JPY	98,727	1,194	5
JPY/USD	06/20/2012	SSB	JPY	99,108	1,198	9
JPY/USD	06/20/2012	JPM	JPY	99,221	1,200	14
JPY/USD	06/20/2012	RBS	JPY	99,809	1,207	18
JPY/USD	06/20/2012	UBS	JPY	99,809	1,207	18
JPY/USD	06/20/2012	JPM	JPY	99,863	1,207	18
JPY/USD	06/20/2012	UBS	JPY	98,938	1,196	7
JPY/USD	06/20/2012	CIT	JPY	99,892	1,208	2
JPY/USD	06/20/2012	BOA	JPY	98,876	1,195	(11)
JPY/USD	06/20/2012	SSB	JPY	158,744	1,919	(12)
NOK/EUR	06/20/2012	UBS	EUR	(899)	(1,199)	3
NOK/EUR	06/20/2012	RBS	EUR	(899)	(1,199)	3
NOK/EUR	06/20/2012	RBS	EUR	(899)	(1,199)	6
NOK/EUR	06/20/2012	RBS	EUR	(899)	(1,199)	4
NOK/EUR	06/20/2012	RBS	EUR	(1,797)	(2,398)	14

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

NOK/EUR	06/20/2012	RBS	EUR	(901)	$(1,202)	$—
NOK/EUR	06/20/2012	JPM	EUR	(899)	(1,200)	(1)
NOK/EUR	06/20/2012	HSB	EUR	(908)	(1,212)	7
NOK/USD	06/20/2012	UBS	NOK	36,550	6,399	(63)
NZD/USD	06/20/2012	WBC	NZD	2,225	1,812	(30)
NZD/USD	06/20/2012	DUB	NZD	8,178	6,660	(28)
NZD/USD	06/20/2012	DUB	NZD	1,025	835	7
SEK/EUR	06/20/2012	RBS	EUR	(2,384)	(3,181)	20
SEK/NZD	06/20/2012	UBS	NZD	(1,171)	(954)	26
SEK/USD	06/20/2012	UBS	SEK	9,861	1,486	47
USD/AUD	06/20/2012	GSC	AUD	(721)	(740)	15
USD/AUD	06/20/2012	SSB	AUD	(781)	(802)	10
USD/AUD	06/20/2012	WBC	AUD	(2,274)	(2,335)	31
USD/AUD	06/20/2012	WBC	AUD	(1,148)	(1,179)	4
USD/AUD	06/20/2012	WBC	AUD	(1,151)	(1,182)	2
USD/AUD	06/20/2012	CIT	AUD	(1,139)	(1,170)	19
USD/BRL	04/18/2012	UBS	BRL	(9,229)	(5,038)	(32)
USD/CAD	06/20/2012	GSC	CAD	(1,184)	(1,185)	9
USD/CAD	06/20/2012	HSB	CAD	(1,193)	(1,194)	4
USD/CAD	06/20/2012	ABN	CAD	(1,190)	(1,191)	8
USD/CAD	06/20/2012	ABN	CAD	(1,176)	(1,177)	9
USD/CAD	06/20/2012	MSC	CAD	(1,040)	(1,041)	6
USD/CAD	06/20/2012	ABN	CAD	(1,181)	(1,182)	9
USD/CHF	06/20/2012	SSB	CHF	(6,491)	(7,197)	(90)
USD/CHF	06/20/2012	UBS	CHF	(1,017)	(1,128)	(15)
USD/CHF	06/20/2012	JPM	CHF	(1,094)	(1,213)	(14)
USD/EUR	04/02/2012	BCL	EUR	(2,005)	(2,674)	(17)
USD/EUR	05/11/2012	BCL	EUR	(2,005)	(2,675)	(11)
USD/EUR	06/20/2012	ABN	EUR	(5,046)	(6,733)	(112)
USD/EUR	06/20/2012	SSB	EUR	(480)	(641)	(12)
USD/EUR	06/20/2012	CSI	EUR	(913)	(1,218)	(20)
USD/EUR	06/20/2012	HSB	EUR	(915)	(1,221)	(21)
USD/EUR	06/20/2012	CSI	EUR	(961)	(1,282)	(31)
USD/EUR	06/20/2012	SSB	EUR	(652)	(870)	(17)
USD/EUR	06/20/2012	CIT	EUR	(652)	(870)	(19)
USD/EUR	06/20/2012	SSB	EUR	(652)	(870)	(19)
USD/EUR	06/20/2012	CSI	EUR	(900)	(1,201)	(11)
USD/EUR	06/20/2012	HSB	EUR	(961)	(1,282)	(12)
USD/EUR	06/20/2012	BCL	EUR	(928)	(1,238)	(15)
USD/EUR	06/20/2012	BCL	EUR	(973)	(1,299)	(9)
USD/GBP	06/20/2012	SSB	GBP	(754)	(1,205)	(12)
USD/GBP	06/20/2012	CSI	GBP	(754)	(1,205)	(19)
USD/GBP	06/20/2012	RBS	GBP	(669)	(1,070)	(21)
USD/GBP	06/20/2012	JPM	GBP	(762)	(1,218)	(21)
USD/GBP	06/20/2012	UBS	GBP	(776)	(1,241)	(24)
USD/GBP	06/20/2012	CIT	GBP	(754)	(1,205)	(10)
USD/JPY	06/20/2012	WBC	JPY	(1,144,414)	(13,836)	231
USD/JPY	06/20/2012	UBS	JPY	(98,236)	(1,188)	19
USD/JPY	06/20/2012	CIT	JPY	(96,998)	(1,173)	21
USD/JPY	06/20/2012	GSC	JPY	(97,941)	(1,184)	10
USD/JPY	06/20/2012	MSC	JPY	(396,563)	(4,795)	2
USD/JPY	06/20/2012	CSI	JPY	(98,671)	(1,193)	6
USD/JPY	06/20/2012	SSB	JPY	(98,786)	(1,194)	5
USD/JPY	06/20/2012	RBS	JPY	(51,724)	(625)	(6)
USD/JPY	06/20/2012	CIT	JPY	(98,538)	(1,191)	3
USD/JPY	06/20/2012	BCL	JPY	(98,446)	(1,190)	(1)
USD/JPY	06/20/2012	JPM	JPY	(197,805)	(2,392)	(1)
USD/NOK	06/20/2012	HSB	NOK	(22,495)	(3,938)	(37)
USD/NZD	06/20/2012	JPM	NZD	(1,008)	(821)	7
USD/NZD	06/20/2012	CIT	NZD	(1,764)	(1,436)	(8)
USD/NZD	06/20/2012	WBC	NZD	(1,478)	(1,204)	(4)
USD/ZAR	04/10/2012	DUB	ZAR	(83,803)	(10,914)	47
ZAR/USD	04/10/2012	BCL	ZAR	11,106	1,446	20
					$(61,304)	$129

JNL/Goldman Sachs Emerging Markets Debt Fund

BGN/EUR	11/23/2012	DUB	EUR	(2,069)	$(2,764)	$(37)
BGN/EUR	11/23/2012	DUB	EUR	(3,103)	(4,144)	(55)
BGN/EUR	11/23/2012	DUB	EUR	(5,762)	(7,696)	(103)
BRL/USD	04/02/2012	UBS	BRL	3,673	2,012	(132)
BRL/USD	04/02/2012	HSB	BRL	3,704	2,029	(131)
BRL/USD	04/02/2012	UBS	BRL	3,731	2,044	(116)
BRL/USD	04/02/2012	DUB	BRL	3,725	2,041	(119)
BRL/USD	04/02/2012	BOA	BRL	3,143	1,722	(89)
BRL/USD	04/02/2012	BOA	BRL	6,881	3,770	(12)
BRL/USD	04/09/2012	BOA	BRL	3,774	2,064	(82)
BRL/USD	04/12/2012	BOA	BRL	3,801	2,078	(68)
BRL/USD	04/12/2012	BOA	BRL	3,764	2,058	(66)
BRL/USD	04/13/2012	BOA	BRL	7,660	4,187	(107)
BRL/USD	04/16/2012	BOA	BRL	3,925	2,144	(5)
BRL/USD	04/16/2012	HSB	BRL	3,936	2,150	1
BRL/USD	04/16/2012	MSC	BRL	3,862	2,110	(21)
BRL/USD	04/16/2012	CSI	BRL	3,957	2,161	(3)
BRL/USD	04/16/2012	DUB	BRL	5,466	2,986	(13)
BRL/USD	04/18/2012	UBS	BRL	14,585	7,963	51
BRL/USD	04/20/2012	BOA	BRL	3,894	2,125	(15)
BRL/USD	04/30/2012	UBS	BRL	3,875	2,110	(19)
BRL/USD	04/30/2012	CGM	BRL	3,878	2,111	(18)
BRL/USD	04/30/2012	CSI	BRL	3,886	2,116	(13)
CLP/USD	04/09/2012	BOA	CLP	798,190	1,632	7
CLP/USD	04/26/2012	RBS	CLP	1,038,952	2,120	(9)
CNY/USD	05/09/2012	CIT	CNY	151,250	24,001	227
CNY/USD	05/09/2012	MSC	CNY	149,000	23,644	233
CNY/USD	05/09/2012	HSB	CNY	149,000	23,644	270
CNY/USD	06/04/2012	BOA	CNY	54,341	8,619	(23)
CNY/USD	09/04/2012	MSC	CNY	141,393	22,416	(70)
CNY/USD	09/04/2012	BOA	CNY	27,070	4,292	—
CZK/EUR	06/20/2012	BOA	EUR	(1,612)	(2,151)	(8)
CZK/EUR	06/20/2012	BOA	EUR	(1,612)	(2,151)	(11)
EUR/BGN	11/23/2012	DUB	BGN	(6,080)	(4,089)	53
EUR/BGN	11/23/2012	DUB	BGN	(11,290)	(7,593)	93
EUR/BGN	11/23/2012	DUB	BGN	(4,054)	(2,727)	35
EUR/CZK	06/20/2012	BOA	CZK	(40,268)	(2,166)	(7)
EUR/CZK	06/20/2012	BOA	CZK	(40,477)	(2,177)	12
EUR/CZK	06/20/2012	DUB	CZK	(40,572)	(2,182)	14
EUR/CZK	06/20/2012	BCL	CZK	(9,254)	(498)	3
EUR/HUF	06/20/2012	BOA	HUF	(475,433)	(2,131)	28
EUR/PLN	06/20/2012	BOA	PLN	(6,738)	(2,149)	14
EUR/PLN	06/20/2012	BOA	PLN	(6,779)	(2,162)	2
EUR/PLN	06/20/2012	BOA	PLN	(6,754)	(2,154)	10
EUR/USD	06/20/2012	HSB	EUR	1,626	2,169	25
EUR/USD	06/20/2012	BOA	EUR	2,914	3,888	50
EUR/USD	06/20/2012	BCL	EUR	1,632	2,178	46
EUR/ZAR	06/20/2012	BOA	ZAR	(16,446)	(2,119)	38
HUF/USD	06/20/2012	BOA	HUF	3,223,363	14,448	404
IDR/USD	04/18/2012	BOA	IDR	15,724,286	1,717	—
IDR/USD	04/18/2012	BOA	IDR	18,242,150	1,992	7
ILS/USD	06/20/2012	BOA	ILS	16,474	4,425	109
ILS/USD	06/20/2012	BOA	ILS	8,062	2,166	46
ILS/USD	06/20/2012	HSB	ILS	4,953	1,331	23
ILS/USD	06/20/2012	BOA	ILS	4,827	1,297	13
ILS/USD	06/20/2012	JPM	ILS	8,029	2,157	17

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

INR/USD	04/09/2012	BOA	INR	130,578	$2,559	$(15)
INR/USD	04/19/2012	HSB	INR	108,843	2,128	(15)
INR/USD	04/23/2012	DUB	INR	109,422	2,138	17
INR/USD	04/30/2012	BCL	INR	220,438	4,299	12
INR/USD	04/30/2012	DUB	INR	110,227	2,150	3
JPY/USD	06/20/2012	CGM	JPY	179,251	2,167	24
JPY/USD	06/20/2012	BOA	JPY	178,560	2,159	32
JPY/USD	06/20/2012	UBS	JPY	178,072	2,153	13
JPY/USD	06/20/2012	SSB	JPY	175,678	2,124	(13)
KRW/USD	04/02/2012	BOA	KRW	2,727,504	2,407	(11)
KRW/USD	04/05/2012	BOA	KRW	8,504,751	7,505	(103)
KRW/USD	04/06/2012	RBC	KRW	3,468,950	3,061	(27)
KRW/USD	04/16/2012	DUB	KRW	2,727,504	2,405	6
KRW/USD	04/18/2012	CGM	KRW	13,408,564	11,820	294
MXN/USD	06/20/2012	BOA	MXN	27,999	2,172	26
MXN/USD	06/20/2012	DUB	MXN	27,357	2,123	(26)
MXN/USD	06/20/2012	ABN	MXN	344,319	26,714	(330)
MXN/USD	06/20/2012	HSB	MXN	27,331	2,120	(23)
MXN/USD	06/20/2012	SSB	MXN	27,388	2,125	(18)
MXN/USD	06/20/2012	HSB	MXN	27,278	2,116	(27)
MXN/USD	06/20/2012	HSB	MXN	27,295	2,118	(11)
MXN/USD	06/20/2012	SSB	MXN	27,166	2,108	(21)
MXN/USD	06/20/2012	SSB	MXN	27,506	2,134	(3)
MYR/USD	04/16/2012	DUB	MYR	13,658	4,454	(16)
MYR/USD	06/21/2012	MSC	MYR	128,493	41,724	(571)
MYR/USD	06/21/2012	BOA	MYR	6,581	2,137	10
MYR/USD	06/21/2012	CGM	MYR	6,550	2,127	6
MYR/USD	06/21/2012	CIT	MYR	9,748	3,165	2
PHP/USD	04/02/2012	HSB	PHP	110,423	2,572	(11)
PHP/USD	04/02/2012	UBS	PHP	92,275	2,149	(11)
PHP/USD	04/16/2012	BCL	PHP	51,550	1,200	—
PLN/EUR	06/20/2012	BOA	EUR	(2,257)	(3,011)	(11)
PLN/EUR	06/20/2012	BOA	EUR	(1,614)	(2,154)	3
PLN/EUR	06/20/2012	HSB	EUR	(1,622)	(2,164)	11
PLN/EUR	06/20/2012	DUB	EUR	(1,602)	(2,137)	6
PLN/USD	06/20/2012	BOA	PLN	158,882	50,678	1,004
RUB/USD	04/02/2012	BOA	RUB	63,493	2,165	5
RUB/USD	04/09/2012	BOA	RUB	63,869	2,176	19
RUB/USD	04/09/2012	BOA	RUB	63,295	2,156	32
RUB/USD	04/12/2012	BOA	RUB	64,129	2,184	29
RUB/USD	04/12/2012	HSB	RUB	596,555	20,316	215
RUB/USD	04/16/2012	CGM	RUB	63,503	2,161	12
RUB/USD	04/16/2012	HSB	RUB	256,498	8,730	60
RUB/USD	04/16/2012	UBS	RUB	63,068	2,147	4
RUB/USD	04/16/2012	HSB	RUB	63,186	2,151	8
RUB/USD	04/23/2012	BOA	RUB	48,478	1,648	(7)
RUB/USD	04/26/2012	UBS	RUB	88,805	3,018	4
RUB/USD	04/27/2012	BCL	RUB	62,018	2,107	(22)
RUB/USD	04/27/2012	UBS	RUB	76,052	2,584	19
SGD/USD	06/20/2012	BOA	SGD	28,886	22,984	103
SGD/USD	06/20/2012	BOA	SGD	2,708	2,155	9
THB/USD	05/09/2012	DUB	THB	125,847	4,069	14
THB/USD	05/09/2012	DUB	THB	125,369	4,054	(8)
THB/USD	05/09/2012	DUB	THB	159,957	5,172	(13)
THB/USD	05/09/2012	DUB	THB	37,329	1,207	(3)
THB/USD	05/09/2012	DUB	THB	53,326	1,724	(4)
THB/USD	05/18/2012	DUB	THB	109,491	3,538	(10)
TRY/USD	06/20/2012	RBS	TRY	3,931	2,167	18
TRY/USD	06/20/2012	BOA	TRY	3,938	2,172	32
TRY/USD	06/20/2012	BOA	TRY	3,936	2,170	30
TRY/USD	06/20/2012	BOA	TRY	3,960	2,183	43
TRY/USD	06/20/2012	CGM	TRY	3,894	2,147	18
TWD/USD	04/16/2012	DUB	TWD	125,716	4,260	(3)
TWD/USD	04/30/2012	CGM	TWD	189,839	6,433	2
TWD/USD	05/22/2012	BCL	TWD	126,114	4,274	7
USD/BRL	04/02/2012	JPM	BRL	(3,675)	(2,013)	131
USD/BRL	04/02/2012	BOA	BRL	(3,896)	(2,134)	15
USD/BRL	04/02/2012	BOA	BRL	(7,883)	(4,319)	(27)
USD/BRL	04/02/2012	BOA	BRL	(3,937)	(2,157)	(8)
USD/BRL	04/12/2012	RBC	BRL	(3,881)	(2,122)	(1)
USD/BRL	04/13/2012	BOA	BRL	(3,901)	(2,132)	(4)
USD/BRL	04/13/2012	BOA	BRL	(3,897)	(2,130)	(2)
USD/BRL	04/16/2012	UBS	BRL	(3,882)	(2,120)	1
USD/BRL	04/16/2012	BOA	BRL	(3,949)	(2,157)	(11)
USD/BRL	04/16/2012	BOA	BRL	(15,653)	(8,550)	(40)
USD/BRL	04/20/2012	CGM	BRL	(3,898)	(2,127)	16
USD/BRL	04/30/2012	BCL	BRL	(7,867)	(4,283)	11
USD/BRL	05/02/2012	DUB	BRL	(3,968)	(2,159)	(12)
USD/CLP	04/09/2012	BOA	CLP	(1,044,855)	(2,137)	3
USD/CLP	04/20/2012	HSB	CLP	(1,037,212)	(2,118)	25
USD/CLP	04/26/2012	BOA	CLP	(1,048,279)	(2,139)	1
USD/CNY	05/09/2012	BCL	CNY	(268,010)	(42,530)	(619)
USD/CNY	05/09/2012	RBS	CNY	(181,240)	(28,760)	(380)
USD/CNY	09/04/2012	RBS	CNY	(54,155)	(8,586)	(28)
USD/COP	04/18/2012	HSB	COP	(4,462,718)	(2,492)	(23)
USD/CZK	06/20/2012	BOA	CZK	(322,029)	(17,322)	(305)
USD/EUR	06/20/2012	CGM	EUR	(1,633)	(2,179)	(34)
USD/EUR	06/20/2012	JPM	EUR	(1,629)	(2,174)	(30)
USD/EUR	06/20/2012	BOA	EUR	(2,914)	(3,888)	(47)
USD/EUR	06/20/2012	HSB	EUR	(1,626)	(2,170)	(37)
USD/HUF	06/20/2012	RBC	HUF	(483,640)	(2,168)	(28)
USD/IDR	04/18/2012	BCL	IDR	(74,986,849)	(8,188)	(138)
USD/IDR	04/18/2012	CGM	IDR	(30,471,813)	(3,327)	(14)
USD/ILS	06/20/2012	BCL	ILS	(8,029)	(2,157)	(10)
USD/ILS	06/20/2012	HSB	ILS	(9,638)	(2,589)	(13)
USD/ILS	06/20/2012	DUB	ILS	(8,527)	(2,291)	(14)
USD/ILS	06/20/2012	BOA	ILS	(8,084)	(2,171)	(25)
USD/ILS	06/20/2012	DUB	ILS	(8,068)	(2,167)	(27)
USD/INR	04/09/2012	DUB	INR	(108,211)	(2,121)	22
USD/INR	04/19/2012	BOA	INR	(108,974)	(2,131)	15
USD/INR	04/23/2012	BOA	INR	(108,947)	(2,128)	12
USD/JPY	06/20/2012	BOA	JPY	(824,799)	(9,972)	139
USD/JPY	06/20/2012	CIT	JPY	(176,159)	(2,130)	1
USD/KRW	04/05/2012	BOA	KRW	(2,394,848)	(2,113)	31
USD/KRW	04/05/2012	MSC	KRW	(2,909,575)	(2,568)	4
USD/KRW	04/05/2012	BOA	KRW	(2,405,637)	(2,123)	4
USD/KRW	04/05/2012	BOA	KRW	(2,420,340)	(2,136)	4
USD/KRW	04/05/2012	BOA	KRW	(4,836,126)	(4,268)	11
USD/KRW	04/06/2012	BOA	KRW	(3,863,198)	(3,409)	48
USD/KRW	04/16/2012	DUB	KRW	(2,431,594)	(2,144)	5
USD/KRW	04/16/2012	CGM	KRW	(2,419,233)	(2,133)	10
USD/KRW	04/18/2012	SSB	KRW	(6,461,775)	(5,696)	(19)
USD/KRW	04/26/2012	BOA	KRW	(7,774,087)	(6,849)	(3)
USD/KRW	04/26/2012	BOA	KRW	(2,758,013)	(2,430)	2
USD/KRW	04/26/2012	BCL	KRW	(2,437,032)	(2,147)	(7)
USD/KRW	04/27/2012	HSB	KRW	(2,432,645)	(2,143)	(3)
USD/MXN	06/20/2012	SSB	MXN	(27,544)	(2,137)	3
USD/MXN	06/20/2012	DUB	MXN	(13,594)	(1,055)	4
USD/MXN	06/20/2012	BOA	MXN	(27,309)	(2,119)	28
USD/MXN	06/20/2012	BOA	MXN	(27,335)	(2,121)	19
USD/MXN	06/20/2012	BOA	MXN	(54,760)	(4,249)	30
USD/MXN	06/20/2012	BOA	MXN	(16,907)	(1,312)	13

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

USD/MXN	06/20/2012	BOA	MXN	(6,550)	$(508)	$5
USD/MXN	06/20/2012	SSB	MXN	(27,542)	(2,137)	(9)
USD/MXN	06/20/2012	CGM	MXN	(27,714)	(2,150)	(10)
USD/MXN	06/20/2012	DUB	MXN	(27,666)	(2,146)	(6)
USD/MXN	06/20/2012	HSB	MXN	(16,507)	(1,281)	8
USD/MYR	06/21/2012	BCL	MYR	(43,275)	(14,052)	45
USD/PEN	04/26/2012	CGM	PEN	(3,893)	(1,459)	(15)
USD/PHP	04/02/2012	BOA	PHP	(103,468)	(2,410)	(6)
USD/PHP	04/16/2012	HSB	PHP	(110,339)	(2,567)	5
USD/PLN	06/20/2012	BOA	PLN	(6,832)	(2,179)	(33)
USD/RUB	04/02/2012	BOA	RUB	(75,095)	(2,561)	6
USD/RUB	04/09/2012	BOA	RUB	(35,286)	(1,202)	(7)
USD/RUB	04/09/2012	BOA	RUB	(63,938)	(2,178)	(29)
USD/RUB	04/12/2012	BOA	RUB	(64,080)	(2,182)	(36)
USD/RUB	04/12/2012	UBS	RUB	(63,508)	(2,163)	(20)
USD/RUB	04/12/2012	BOA	RUB	(62,611)	(2,132)	(4)
USD/RUB	04/12/2012	BOA	RUB	(201,152)	(6,850)	(30)
USD/RUB	04/16/2012	JPM	RUB	(89,010)	(3,030)	(29)
USD/RUB	04/16/2012	CSI	RUB	(63,154)	(2,149)	(6)
USD/RUB	04/16/2012	BOA	RUB	(62,776)	(2,137)	(9)
USD/RUB	04/16/2012	BOA	RUB	(62,824)	(2,138)	(10)
USD/RUB	04/23/2012	CGM	RUB	(11,602)	(394)	5
USD/RUB	04/23/2012	BOA	RUB	(62,814)	(2,136)	4
USD/RUB	04/23/2012	BOA	RUB	(62,959)	(2,141)	(1)
USD/SGD	06/20/2012	BCL	SGD	(2,706)	(2,153)	(10)
USD/SGD	06/20/2012	BOA	SGD	(4,861)	(3,868)	(17)
USD/SGD	06/20/2012	BOA	SGD	(2,704)	(2,151)	(11)
USD/SGD	06/20/2012	JPM	SGD	(8,128)	(6,467)	(49)
USD/SGD	06/20/2012	BOA	SGD	(2,711)	(2,157)	(8)
USD/THB	05/09/2012	BOA	THB	(202,998)	(6,564)	124
USD/THB	05/09/2012	BOA	THB	(298,830)	(9,663)	85
USD/THB	05/18/2012	BOA	THB	(109,491)	(3,538)	32
USD/TRY	04/25/2012	HSB	TRY	(3,854)	(2,151)	(4)
USD/TRY	06/20/2012	DUB	TRY	(3,902)	(2,152)	(5)
USD/TRY	06/20/2012	BOA	TRY	(32,670)	(18,015)	(122)
USD/TRY	06/20/2012	BOA	TRY	(3,938)	(2,172)	(23)
USD/TRY	06/20/2012	HSB	TRY	(3,932)	(2,168)	(40)
USD/TRY	06/20/2012	RBS	TRY	(3,940)	(2,172)	(32)
USD/TRY	06/20/2012	CGM	TRY	(3,695)	(2,037)	(37)
USD/TWD	05/22/2012	BCL	TWD	(126,114)	(4,274)	(15)
USD/ZAR	06/20/2012	BCL	ZAR	(16,286)	(2,099)	(10)
USD/ZAR	06/20/2012	JPM	ZAR	(17,576)	(2,265)	(2)
USD/ZAR	06/20/2012	BOA	ZAR	(16,534)	(2,131)	18
USD/ZAR	06/20/2012	BOA	ZAR	(6,602)	(851)	9
USD/ZAR	06/20/2012	MSC	ZAR	(16,537)	(2,131)	18
USD/ZAR	06/20/2012	DUB	ZAR	(19,889)	(2,563)	30
USD/ZAR	06/20/2012	BOA	ZAR	(16,497)	(2,126)	14
ZAR/EUR	06/20/2012	HSB	EUR	(1,606)	(2,143)	(6)
ZAR/USD	04/10/2012	BOA	ZAR	156,927	20,436	(35)
ZAR/USD	06/20/2012	BCL	ZAR	16,649	2,146	3
ZAR/USD	06/20/2012	MSC	ZAR	19,878	2,562	(32)
ZAR/USD	06/20/2012	BCL	ZAR	16,503	2,127	(16)
ZAR/USD	06/20/2012	BCL	ZAR	16,441	2,119	15
ZAR/USD	06/20/2012	BOA	ZAR	17,743	2,287	18
ZAR/USD	06/20/2012	SSB	ZAR	16,391	2,112	(17)
					$96,767	$(310)

JNL/Ivy Asset Strategy Fund

CNY/USD	06/25/2012	DUB	CNY	122,000	$19,347	$226
CNY/USD	06/28/2012	CIT	CNY	1,610	255	7
CNY/USD	06/28/2012	JPM	CNY	4,600	729	21
CNY/USD	06/28/2012	CIT	CNY	1,900	301	10
CNY/USD	06/28/2012	CIT	CNY	4,490	712	22
CNY/USD	06/28/2012	CIT	CNY	184,000	29,178	269
JPY/USD	04/12/2012	DUB	JPY	3,468,000	41,903	(2,135)
JPY/USD	07/11/2012	CIT	JPY	939,800	11,365	(588)
USD/CNY	06/25/2012	DUB	CNY	(122,000)	(19,347)	(244)
USD/CNY	06/28/2012	CIT	CNY	(16,700)	(2,648)	(31)
USD/CNY	06/28/2012	CIT	CNY	(179,900)	(28,527)	(356)
USD/EUR	06/13/2012	DUB	EUR	(1,700)	(2,268)	(39)
USD/EUR	06/14/2012	MSC	EUR	(14,800)	(19,746)	(319)
USD/EUR	06/15/2012	GSC	EUR	(8,400)	(11,207)	(186)
USD/EUR	06/15/2012	GSC	EUR	(12,000)	(16,011)	358
USD/EUR	06/15/2012	GSC	EUR	(19,700)	(26,284)	623
USD/EUR	06/15/2012	GSC	EUR	(17,200)	(22,949)	598
USD/JPY	04/12/2012	DUB	JPY	(3,468,000)	(41,903)	(923)
USD/JPY	07/11/2012	CIT	JPY	(939,800)	(11,365)	255
					$(98,465)	$(2,432)
JNL/JPMorgan International Value Fund

AUD/USD	05/29/2012	WBC	AUD	42,030	$43,258	$(1,391)
CAD/GBP	05/29/2012	WBC	GBP	(454)	(726)	(13)
CHF/USD	05/29/2012	DUB	CHF	13,270	14,710	(45)
EUR/GBP	05/29/2012	RBS	GBP	(856)	(1,368)	(1)
EUR/NZD	05/29/2012	CSI	NZD	(2,098)	(1,711)	(2)
EUR/USD	05/29/2012	BNP	EUR	854	1,140	6
EUR/USD	05/29/2012	HSB	EUR	1,238	1,651	4
EUR/USD	05/29/2012	CSI	EUR	1,091	1,455	1
EUR/USD	05/29/2012	SSB	EUR	619	825	12
EUR/USD	05/29/2012	DUB	EUR	1,700	2,268	31
EUR/USD	05/29/2012	BCL	EUR	1,060	1,414	23
EUR/USD	05/29/2012	RBS	EUR	2,066	2,756	35
EUR/USD	05/29/2012	HSB	EUR	738	985	12
EUR/USD	05/29/2012	BCL	EUR	1,525	2,034	—
GBP/EUR	05/29/2012	WBC	EUR	(1,998)	(2,666)	4
GBP/USD	05/29/2012	SSB	GBP	348	557	8
GBP/USD	05/29/2012	SSB	GBP	683	1,092	15
GBP/USD	05/29/2012	HSB	GBP	1,723	2,755	26
GBP/USD	05/29/2012	HSB	GBP	786	1,257	13
GBP/USD	05/29/2012	CSI	GBP	1,283	2,051	12
HKD/GBP	05/29/2012	CSI	GBP	(1,157)	(1,850)	(20)
HKD/USD	05/29/2012	WBC	HKD	60,234	7,758	(11)
JPY/USD	05/29/2012	BCL	JPY	105,010	1,269	(42)
JPY/USD	05/29/2012	BNP	JPY	108,920	1,317	(20)
JPY/USD	05/29/2012	SSB	JPY	83,842	1,014	(22)
JPY/USD	05/29/2012	DUB	JPY	40,000	484	(12)
NOK/USD	05/29/2012	UBS	NOK	34,719	6,083	(100)
SGD/GBP	05/29/2012	WBC	GBP	(1,261)	(2,016)	(29)
SGD/USD	05/29/2012	BCL	SGD	13,140	10,454	(27)
USD/CAD	05/29/2012	DUB	CAD	(4,587)	(4,593)	(5)
USD/CHF	05/29/2012	RBS	CHF	(1,130)	(1,253)	7
USD/CHF	05/29/2012	WBC	CHF	(2,796)	(3,099)	(28)
USD/EUR	05/29/2012	BCL	EUR	(15,360)	(20,492)	102
USD/EUR	05/29/2012	RBS	EUR	(2,944)	(3,928)	23
USD/EUR	05/29/2012	BCL	EUR	(4,526)	(6,038)	(131)
USD/EUR	05/29/2012	DUB	EUR	(1,735)	(2,314)	(24)
USD/GBP	05/29/2012	WBC	GBP	(18,610)	(29,756)	(370)
USD/GBP	05/29/2012	RBS	GBP	(1,779)	(2,844)	(26)
USD/GBP	05/29/2012	GSC	GBP	(2,474)	(3,955)	(33)
USD/GBP	05/29/2012	MSC	GBP	(1,069)	(1,710)	(19)
USD/HKD	05/29/2012	RBS	HKD	(8,995)	(1,159)	1
USD/JPY	05/29/2012	DUB	JPY	(322,502)	(3,898)	107

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)

USD/JPY	05/29/2012	WBC	JPY	(281,256)	$(3,400)	$90
USD/JPY	05/29/2012	MSC	JPY	(294,017)	(3,554)	9
USD/NZD	05/29/2012	UBS	NZD	(4,113)	(3,354)	76
USD/SEK	05/29/2012	UBS	SEK	(26,736)	(4,032)	10
USD/SEK	05/29/2012	RBS	SEK	(13,500)	(2,036)	8
					$(3,165)	$(1,736)

JNL/Mellon Capital Management International Index Fund

AUD/USD	06/20/2012	CCI	AUD	421	$432	$(5)
AUD/USD	06/20/2012	BCL	AUD	1,461	1,501	(23)
AUD/USD	06/20/2012	WBC	AUD	1,765	1,812	(20)
AUD/USD	06/20/2012	CSI	AUD	107	110	(2)
AUD/USD	06/20/2012	CCI	AUD	214	220	(2)
AUD/USD	06/20/2012	CCI	AUD	107	110	—
AUD/USD	06/20/2012	CSI	AUD	107	110	(2)
AUD/USD	06/20/2012	CCI	AUD	107	110	(2)
AUD/USD	06/20/2012	CSI	AUD	108	111	—
AUD/USD	06/20/2012	BOA	AUD	109	112	—
EUR/USD	06/20/2012	CCI	EUR	955	1,275	26
EUR/USD	06/20/2012	SCB	EUR	3,280	4,376	77
EUR/USD	06/20/2012	BCL	EUR	5,003	6,675	134
EUR/USD	06/20/2012	CCI	EUR	201	268	6
EUR/USD	06/20/2012	CSI	EUR	177	236	4
EUR/USD	06/20/2012	CCI	EUR	101	135	1
EUR/USD	06/20/2012	CCI	EUR	301	402	3
EUR/USD	06/20/2012	HSB	EUR	150	200	3
EUR/USD	06/20/2012	CCI	EUR	271	362	3
EUR/USD	06/20/2012	CSI	EUR	467	623	1
EUR/USD	06/20/2012	CCI	EUR	198	264	—
EUR/USD	06/20/2012	CSI	EUR	541	721	1
EUR/USD	06/20/2012	BOA	EUR	340	454	2
GBP/USD	06/20/2012	CCI	GBP	706	1,129	26
GBP/USD	06/20/2012	HSB	GBP	5,602	8,955	174
GBP/USD	06/20/2012	CCI	GBP	59	94	2
GBP/USD	06/20/2012	CSI	GBP	236	377	4
GBP/USD	06/20/2012	CCI	GBP	59	95	1
GBP/USD	06/20/2012	CCI	GBP	233	373	3
GBP/USD	06/20/2012	HSB	GBP	59	94	1
GBP/USD	06/20/2012	CCI	GBP	174	278	3
GBP/USD	06/20/2012	CSI	GBP	233	372	2
GBP/USD	06/20/2012	CCI	GBP	234	374	—
GBP/USD	06/20/2012	CSI	GBP	291	466	3
GBP/USD	06/20/2012	BOA	GBP	288	461	3
JPY/USD	06/20/2012	CCI	JPY	66,800	808	(1)
JPY/USD	06/20/2012	SCB	JPY	391,082	4,728	(1)
JPY/USD	06/20/2012	CCI	JPY	219,030	2,648	(4)
JPY/USD	06/20/2012	CCI	JPY	8,530	103	1
JPY/USD	06/20/2012	CSI	JPY	8,560	104	1
JPY/USD	06/20/2012	CCI	JPY	17,190	208	1
JPY/USD	06/20/2012	CCI	JPY	8,615	104	1
JPY/USD	06/20/2012	HSB	JPY	17,010	206	1
JPY/USD	06/20/2012	CCI	JPY	17,050	206	(1)
JPY/USD	06/20/2012	CSI	JPY	33,800	409	—
JPY/USD	06/20/2012	CCI	JPY	25,350	306	1
JPY/USD	06/20/2012	CSI	JPY	34,580	418	1
JPY/USD	06/20/2012	BOA	JPY	25,905	313	(3)
USD/AUD	06/20/2012	CCI	AUD	(2,557)	(2,626)	17
USD/EUR	06/20/2012	CCI	EUR	(7,519)	(10,033)	(240)
USD/GBP	06/20/2012	CCI	GBP	(5,036)	(8,051)	(168)
USD/JPY	06/20/2012	CCI	JPY	(545,209)	(6,592)	(75)
					$16,946	$(42)

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	06/20/2012	BOA	AUD	26,249	$26,953	$(303)
AUD/USD	06/20/2012	BCL	AUD	70,969	72,872	(1,093)
CAD/USD	06/20/2012	DUB	CAD	28,501	28,526	(81)
CAD/USD	06/20/2012	HSB	CAD	32,139	32,168	(246)
CAD/USD	06/20/2012	DUB	CAD	1,941	1,943	(9)
CAD/USD	06/20/2012	UBS	CAD	2,588	2,591	(16)
CAD/USD	06/20/2012	DUB	CAD	1,105	1,106	(6)
CAD/USD	06/20/2012	HSB	CAD	4,419	4,423	(20)
CAD/USD	06/20/2012	BCL	CAD	1,889	1,891	4
CAD/USD	06/20/2012	RBS	CAD	315	315	1
CAD/USD	06/20/2012	DUB	CAD	1,130	1,131	3
EUR/USD	06/20/2012	DUB	EUR	1,703	2,272	45
EUR/USD	06/20/2012	UBS	EUR	2,270	3,029	52
EUR/USD	06/20/2012	HSB	EUR	15,576	20,782	172
EUR/USD	06/20/2012	RBS	EUR	1,918	2,559	31
EUR/USD	06/20/2012	BOA	EUR	3,836	5,118	55
EUR/USD	06/20/2012	DUB	EUR	3,894	5,196	42
EUR/USD	06/20/2012	RBS	EUR	1,365	1,822	21
EUR/USD	06/20/2012	BCL	EUR	8,192	10,930	141
EUR/USD	06/20/2012	DUB	EUR	4,899	6,537	81
JPY/USD	06/20/2012	BCL	JPY	2,795,918	33,804	(119)
JPY/USD	06/20/2012	DUB	JPY	2,577,395	31,162	(207)
JPY/USD	06/20/2012	UBS	JPY	1,696,633	20,513	(11)
JPY/USD	06/20/2012	HSB	JPY	287,733	3,479	(4)
JPY/USD	06/20/2012	DUB	JPY	58,698	710	4
JPY/USD	06/20/2012	UBS	JPY	78,264	946	5
NOK/USD	06/20/2012	UBS	NOK	39,219	6,866	15
NOK/USD	06/20/2012	BCL	NOK	69,771	12,215	28
NOK/USD	06/20/2012	UBS	NOK	23,506	4,115	9
NZD/USD	06/20/2012	UBS	NZD	3,302	2,689	(1)
NZD/USD	06/20/2012	DUB	NZD	2,477	2,017	5
NZD/USD	06/20/2012	DUB	NZD	933	760	1
NZD/USD	06/20/2012	HSB	NZD	3,731	3,038	7
SEK/USD	06/20/2012	HSB	SEK	23,734	3,576	88
SEK/USD	06/20/2012	UBS	SEK	40,670	6,128	144
SEK/USD	06/20/2012	DUB	SEK	30,502	4,596	133
SEK/USD	06/20/2012	HSB	SEK	34,808	5,245	103
SEK/USD	06/20/2012	DUB	SEK	8,702	1,311	25
SEK/USD	06/20/2012	BCL	SEK	23,379	3,523	24
SEK/USD	06/20/2012	DUB	SEK	32,405	4,883	45
SEK/USD	06/20/2012	BCL	SEK	51,216	7,718	69
SEK/USD	06/20/2012	UBS	SEK	15,953	2,404	18
SEK/USD	06/20/2012	DUB	SEK	16,792	2,530	24
USD/AUD	06/20/2012	DUB	AUD	(1,806)	(1,854)	25
USD/AUD	06/20/2012	UBS	AUD	(2,408)	(2,473)	39
USD/AUD	06/20/2012	HSB	AUD	(4,326)	(4,442)	46
USD/AUD	06/20/2012	DUB	AUD	(1,081)	(1,110)	12
USD/AUD	06/20/2012	UBS	AUD	(2,301)	(2,363)	(8)
USD/AUD	06/20/2012	DUB	AUD	(2,422)	(2,487)	(9)
USD/AUD	06/20/2012	BCL	AUD	(7,387)	(7,585)	(34)
USD/CHF	06/20/2012	DUB	CHF	(15)	(17)	—
USD/EUR	06/20/2012	BCL	EUR	(19,565)	(26,105)	(524)
USD/EUR	06/20/2012	RBS	EUR	(40,259)	(53,717)	(826)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/EUR	06/20/2012	HSB	EUR	(19,898)	$(26,550)	$(367)
USD/EUR	06/20/2012	DUB	EUR	(12,827)	(17,115)	(288)
USD/GBP	06/20/2012	UBS	GBP	(39,982)	(63,916)	(1,463)
USD/GBP	06/20/2012	HSB	GBP	(17,135)	(27,393)	(533)
USD/GBP	06/20/2012	DUB	GBP	(1,959)	(3,132)	(28)
USD/GBP	06/20/2012	HSB	GBP	(7,837)	(12,528)	(108)
USD/GBP	06/20/2012	BCL	GBP	(1,921)	(3,071)	(37)
USD/GBP	06/20/2012	DUB	GBP	(1,149)	(1,837)	(22)
USD/GBP	06/20/2012	RBS	GBP	(320)	(512)	(6)
USD/NOK	06/20/2012	DUB	NOK	(41,602)	(7,283)	(116)
USD/NOK	06/20/2012	UBS	NOK	(55,470)	(9,711)	(132)
USD/NOK	06/20/2012	RBS	NOK	(14,513)	(2,541)	(31)
USD/NOK	06/20/2012	DUB	NOK	(9,699)	(1,698)	(21)
USD/NOK	06/20/2012	HSB	NOK	(38,796)	(6,792)	(81)
USD/NOK	06/20/2012	BOA	NOK	(29,026)	(5,081)	(64)
USD/NOK	06/20/2012	BCL	NOK	(17,336)	(3,035)	(56)
USD/NOK	06/20/2012	RBS	NOK	(2,889)	(506)	(9)
USD/NOK	06/20/2012	DUB	NOK	(10,368)	(1,815)	(33)
USD/NOK	06/20/2012	BCL	NOK	(19,916)	(3,487)	(9)
USD/NOK	06/20/2012	DUB	NOK	(27,604)	(4,833)	(49)
USD/NZD	06/20/2012	HSB	NZD	(4,529)	(3,688)	22
USD/SEK	06/20/2012	BCL	SEK	(31,069)	(4,682)	(115)
USD/SEK	06/20/2012	DUB	SEK	(18,581)	(2,800)	(70)
USD/SEK	06/20/2012	RBS	SEK	(5,178)	(780)	(19)
					$79,453	$(5,635)
JNL/PIMCO Real Return Fund

AUD/USD	04/23/2012	CIT	AUD	82	$85	$(1)
AUD/USD	04/23/2012	JPM	AUD	208	215	(4)
AUD/USD	04/23/2012	BNP	AUD	2,592	2,679	(4)
AUD/USD	04/23/2012	CIT	AUD	3,586	3,706	(51)
AUD/USD	04/23/2012	BCL	AUD	6,654	6,877	12
BRL/USD	04/03/2012	MSC	BRL	3,600	1,972	(115)
CAD/USD	06/21/2012	BCL	CAD	2,057	2,059	3
CNY/USD	06/01/2012	BCL	CNY	23,665	3,754	54
CNY/USD	06/01/2012	CIT	CNY	26,142	4,147	40
CNY/USD	02/01/2013	BCL	CNY	26,791	4,247	(2)
EUR/USD	05/17/2012	BCL	EUR	8,031	10,713	186
EUR/USD	05/17/2012	UBS	EUR	1,584	2,113	14
EUR/USD	05/17/2012	BCL	EUR	3,180	4,242	31
EUR/USD	05/17/2012	BNP	EUR	100	133	2
EUR/USD	05/17/2012	JPM	EUR	6,874	9,170	(3)
EUR/USD	05/17/2012	UBS	EUR	6,392	8,527	14
GBP/USD	06/12/2012	JPM	GBP	592	947	19
GBP/USD	06/12/2012	CIT	GBP	64	102	1
INR/USD	07/12/2012	JPM	INR	893,829	17,186	(2,045)
MYR/USD	04/23/2012	CIT	MYR	16,997	5,540	49
PHP/USD	06/08/2012	CIT	PHP	21	1	—
USD/AUD	04/23/2012	BCL	AUD	(96,929)	(100,177)	3,218
USD/AUD	04/23/2012	BCL	AUD	(10,120)	(10,459)	235
USD/BRL	04/03/2012	JPM	BRL	(3,600)	(1,972)	98
USD/BRL	06/04/2012	MSC	BRL	(3,600)	(1,946)	114
USD/CAD	06/21/2012	BCL	CAD	(11,593)	(11,603)	101
USD/CNY	06/01/2012	BCL	CNY	(57,236)	(9,079)	1
USD/CNY	06/01/2012	DUB	CNY	(19,927)	(3,161)	(17)
USD/EUR	05/17/2012	BCL	EUR	(127,580)	(170,190)	(1,245)
USD/EUR	05/17/2012	JPM	EUR	(20)	(27)	(1)
USD/EUR	05/17/2012	BCL	EUR	(61)	(81)	(1)
USD/GBP	06/12/2012	UBS	GBP	(8,916)	(14,254)	(202)
USD/IDR	07/02/2012	UBS	IDR	(431)	—	—
USD/INR	07/12/2012	BCL	INR	(20,076)	(386)	14
USD/INR	07/12/2012	BCL	INR	(168,300)	(3,236)	64
USD/INR	07/12/2012	JPM	INR	(84,365)	(1,622)	28
USD/INR	07/12/2012	JPM	INR	(84,266)	(1,620)	30
USD/INR	07/12/2012	BCL	INR	(79,005)	(1,519)	(19)
USD/INR	07/12/2012	BCL	INR	(85,088)	(1,636)	(36)
USD/INR	07/12/2012	JPM	INR	(169,428)	(3,258)	(208)
USD/INR	07/12/2012	BCL	INR	(137,000)	(2,634)	(134)
USD/INR	07/12/2012	DUB	INR	(66,302)	(1,275)	(78)
USD/JPY	05/07/2012	DUB	JPY	(3,184,165)	(38,482)	3,342
USD/JPY	05/07/2012	BCL	JPY	(2,759,481)	(33,350)	2,882
USD/JPY	05/07/2012	JPM	JPY	(766,353)	(9,262)	806
USD/JPY	05/14/2012	UBS	JPY	(600,000)	(7,252)	555
USD/JPY	06/07/2012	BCL	JPY	(176,511)	(2,134)	14
USD/KRW	07/12/2012	UBS	KRW	(552)	—	—
USD/MXN	06/15/2012	MSC	MXN	(783)	(61)	—
USD/MYR	04/23/2012	JPM	MYR	(2,131)	(695)	(30)
USD/MYR	04/23/2012	JPM	MYR	(2,134)	(696)	(31)
USD/MYR	04/23/2012	DUB	MYR	(8,420)	(2,744)	(114)
USD/MYR	04/23/2012	BCL	MYR	(4,312)	(1,405)	(59)
					$(347,801)	$7,527
JNL/PIMCO Total Return Bond Fund

AUD/USD	04/23/2012	UBS	AUD	800	$827	$(6)
BRL/USD	04/03/2012	MSC	BRL	20,713	11,347	(661)
CNY/USD	06/01/2012	CGM	CNY	8,326	1,321	21
CNY/USD	06/01/2012	JPM	CNY	37,219	5,904	104
CNY/USD	06/01/2012	JPM	CNY	52,619	8,346	146
CNY/USD	06/01/2012	JPM	CNY	20,435	3,241	41
CNY/USD	06/01/2012	MSC	CNY	15,924	2,526	26
CNY/USD	06/01/2012	JPM	CNY	21,692	3,441	41
CNY/USD	06/01/2012	BCL	CNY	6,390	1,014	14
CNY/USD	06/01/2012	JPM	CNY	81,242	12,887	87
CNY/USD	06/01/2012	JPM	CNY	9,653	1,531	31
CNY/USD	10/15/2012	UBS	CNY	137,730	21,834	163
EUR/USD	04/16/2012	BCL	EUR	11,125	14,838	620
EUR/USD	04/16/2012	JPM	EUR	2,857	3,811	146
EUR/USD	04/16/2012	BCL	EUR	2,352	3,137	37
EUR/USD	04/16/2012	JPM	EUR	5,421	7,230	41
EUR/USD	04/16/2012	DUB	EUR	6,166	8,224	(17)
EUR/USD	06/14/2012	CIT	EUR	548	731	12
EUR/USD	06/14/2012	UBS	EUR	4,250	5,670	132
EUR/USD	06/14/2012	CIT	EUR	5,203	6,942	125
EUR/USD	06/14/2012	CIT	EUR	3,865	5,157	93
EUR/USD	06/14/2012	JPM	EUR	5,000	6,671	78
EUR/USD	06/14/2012	BCL	EUR	576	769	6
EUR/USD	06/14/2012	BCL	EUR	6,200	8,272	59
EUR/USD	06/14/2012	UBS	EUR	9,587	12,791	140
EUR/USD	06/14/2012	CIT	EUR	1,314	1,753	20
EUR/USD	06/14/2012	UBS	EUR	4,925	6,571	37
EUR/USD	06/14/2012	UBS	EUR	1,100	1,468	8
EUR/USD	06/14/2012	BCL	EUR	1,032	1,377	3
EUR/USD	06/14/2012	BCL	EUR	400	534	3
EUR/USD	06/14/2012	BCL	EUR	800	1,067	5
GBP/USD	06/12/2012	BCL	GBP	199	318	5
GBP/USD	06/12/2012	JPM	GBP	2,900	4,636	43
GBP/USD	06/12/2012	UBS	GBP	2,600	4,157	30
GBP/USD	06/12/2012	JPM	GBP	2,400	3,837	19
INR/USD	07/12/2012	JPM	INR	470,049	9,038	(1,075)
JPY/USD	04/27/2012	CIT	JPY	320,000	3,867	(181)
JPY/USD	04/27/2012	JPM	JPY	320,000	3,867	(181)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)

JPY/USD	04/27/2012	CIT	JPY	320,000	$3,867	$(154)
JPY/USD	04/27/2012	DUB	JPY	320,000	3,867	(154)
JPY/USD	04/27/2012	JPM	JPY	236,250	2,855	(114)
JPY/USD	04/27/2012	UBS	JPY	315,000	3,807	(152)
JPY/USD	04/27/2012	BCL	JPY	78,750	952	(38)
JPY/USD	05/07/2012	UBS	JPY	2,387,886	28,859	(1,607)
JPY/USD	05/07/2012	DUB	JPY	3,512,114	42,446	(2,340)
JPY/USD	05/14/2012	UBS	JPY	700,000	8,460	(464)
JPY/USD	05/14/2012	DUB	JPY	575,000	6,950	(373)
JPY/USD	05/14/2012	BCL	JPY	575,000	6,950	(372)
JPY/USD	06/07/2012	BCL	JPY	2,607,415	31,521	(211)
JPY/USD	06/07/2012	BCL	JPY	7,940	96	1
MXN/USD	06/15/2012	BCL	MXN	4,991	387	2
MXN/USD	06/15/2012	UBS	MXN	197	15	—
MYR/USD	04/23/2012	JPM	MYR	15,345	5,002	(58)
USD/AUD	04/23/2012	UBS	AUD	(7,671)	(7,928)	215
USD/BRL	04/03/2012	JPM	BRL	(20,713)	(11,347)	565
USD/BRL	06/04/2012	MSC	BRL	(20,713)	(11,197)	658
USD/CAD	06/21/2012	BCL	CAD	(107,531)	(107,624)	934
USD/CNY	06/01/2012	BCL	CNY	(6,963)	(1,104)	(4)
USD/CNY	06/01/2012	JPM	CNY	(32,084)	(5,089)	11
USD/CNY	06/01/2012	BCL	CNY	(4,404)	(699)	1
USD/CNY	06/01/2012	UBS	CNY	(8,812)	(1,398)	2
USD/CNY	06/01/2012	CSI	CNY	(4,405)	(699)	1
USD/CNY	06/01/2012	MSC	CNY	(25,184)	(3,995)	5
USD/CNY	06/01/2012	UBS	CNY	(5,033)	(798)	2
USD/CNY	06/01/2012	JPM	CNY	(6,301)	(999)	1
USD/CNY	06/01/2012	JPM	CNY	(1,260)	(200)	—
USD/CNY	06/01/2012	DUB	CNY	(4,407)	(699)	1
USD/CNY	06/01/2012	UBS	CNY	(4,407)	(699)	1
USD/CNY	06/01/2012	UBS	CNY	(16,976)	(2,693)	7
USD/CNY	06/01/2012	CIT	CNY	(60,374)	(9,577)	23
USD/CNY	06/01/2012	UBS	CNY	(8,802)	(1,396)	4
USD/CNY	06/01/2012	CSI	CNY	(10,071)	(1,597)	3
USD/CNY	06/01/2012	CSI	CNY	(5,036)	(799)	1
USD/CNY	06/01/2012	UBS	CNY	(5,035)	(799)	1
USD/CNY	06/01/2012	UBS	CNY	(1,259)	(200)	—
USD/CNY	06/01/2012	CSI	CNY	(1,887)	(299)	1
USD/CNY	06/01/2012	UBS	CNY	(630)	(100)	—
USD/CNY	06/01/2012	BCL	CNY	(472)	(75)	—
USD/CNY	06/01/2012	JPM	CNY	(4,493)	(713)	(13)
USD/CNY	06/01/2012	UBS	CNY	(5,144)	(816)	(16)
USD/CNY	06/01/2012	JPM	CNY	(4,498)	(713)	(13)
USD/CNY	06/01/2012	BCL	CNY	(6,406)	(1,016)	(16)
USD/CNY	06/01/2012	JPM	CNY	(5,749)	(912)	(12)
USD/CNY	06/01/2012	JPM	CNY	(5,744)	(911)	(11)
USD/CNY	06/01/2012	UBS	CNY	(3,832)	(608)	(8)
USD/CNY	06/01/2012	CSI	CNY	(3,832)	(608)	(8)
USD/CNY	10/15/2012	UBS	CNY	(137,730)	(21,834)	(21)
USD/EUR	04/03/2012	UBS	EUR	(1,300)	(1,734)	(5)
USD/EUR	04/16/2012	CIT	EUR	(196,320)	(261,847)	(7,894)
USD/EUR	04/16/2012	BCL	EUR	(1,814)	(2,419)	(115)
USD/EUR	04/16/2012	BCL	EUR	(1,567)	(2,090)	(94)
USD/EUR	04/16/2012	CIT	EUR	(1,609)	(2,146)	(45)
USD/EUR	06/14/2012	UBS	EUR	(1)	(1)	—
USD/GBP	06/12/2012	UBS	GBP	(23,586)	(37,707)	(535)
USD/GBP	06/12/2012	UBS	GBP	(3,841)	(6,141)	(107)
USD/INR	07/12/2012	JPM	INR	(96,691)	(1,859)	41
USD/INR	07/12/2012	DUB	INR	(112,024)	(2,154)	46
USD/INR	07/12/2012	JPM	INR	(48,900)	(940)	22
USD/INR	07/12/2012	JPM	INR	(64,681)	(1,244)	27
USD/INR	07/12/2012	BCL	INR	(147,753)	(2,841)	23
USD/JPY	04/27/2012	CSI	JPY	(327,753)	(3,961)	256
USD/JPY	04/27/2012	BCL	JPY	(465,722)	(5,628)	368
USD/JPY	04/27/2012	DUB	JPY	(620,963)	(7,504)	489
USD/JPY	04/27/2012	CIT	JPY	(620,963)	(7,504)	489
USD/JPY	04/27/2012	JPM	JPY	(310,482)	(3,752)	245
USD/JPY	04/27/2012	UBS	JPY	(144,117)	(1,742)	114
USD/JPY	05/07/2012	DUB	JPY	(2,799,787)	(33,837)	2,939
USD/JPY	05/07/2012	BCL	JPY	(2,426,370)	(29,324)	2,534
USD/JPY	05/07/2012	JPM	JPY	(673,843)	(8,144)	708
USD/JPY	05/14/2012	UBS	JPY	(1,850,000)	(22,360)	1,710
USD/MYR	04/23/2012	CIT	MYR	(15,345)	(5,002)	(44)
USD/SGD	05/15/2012	DUB	SGD	(5,646)	(4,492)	34
					$(309,528)	$(2,298)
JNL/T.Rowe Price Short-Term Bond Fund

CNY/USD	06/20/2012	SCB	CNY	58,000	$9,198	$126
USD/CNY	06/20/2012	CSI	CNY	(58,000)	(9,198)	(143)
					$—	$(17)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	3-Month LIBOR	Paying	1.56%	09/23/2015		3,682	$4
JPM	3-Month LIBOR	Paying	1.58%	09/15/2015		3,100	5
JPM	3-Month LIBOR	Paying	1.32%	09/15/2015		2,000	(2)
STA	3-Month LIBOR	Paying	1.63%	09/12/2015		3,495	7
STA	3-Month LIBOR	Paying	1.57%	09/15/2015		3,420	5
UBS	3-Month LIBOR	Paying	1.64%	09/12/2015		7,000	15
UBS	3-Month LIBOR	Paying	1.31%	09/15/2015		2,000	(2)
UBS	3-Month LIBOR	Paying	1.26%	09/15/2015		4,150	(7)
							$25
JNL/Goldman Sachs Core Plus Bond Fund
BBP	6-Month EURIBOR	Receiving	1.38%	12/20/2014	EUR	6,200	$(28)
BBP	6-Month EURIBOR	Receiving	1.45%	12/27/2014	EUR	6,020	(38)
BBP	6-Month EURIBOR	Receiving	1.27%	01/28/2015	EUR	12,350	(13)
BBP	6-Month EURIBOR	Paying	2.36%	12/20/2019	EUR	6,650	128
BBP	6-Month EURIBOR	Paying	2.43%	12/27/2019	EUR	6,460	159
BBP	6-Month EURIBOR	Paying	2.35%	01/28/2020	EUR	13,190	198
BBP	6-Month EURIBOR	Receiving	2.78%	12/20/2027	EUR	2,590	(34)
BBP	6-Month EURIBOR	Receiving	2.87%	12/27/2027	EUR	2,530	(68)
BBP	6-Month EURIBOR	Receiving	2.88%	01/28/2028	EUR	5,170	(135)
BBP	6-Month LIBOR	Receiving	3.89%	02/24/2027	GBP	8,600	85
BBP	6-Month LIBOR	Receiving	3.65%	02/24/2052	GBP	2,140	(83)
BOA	3-Month Canadian Dealer Offered Rate	Receiving	1.88%	09/13/2017	CAD	5,900	37
BOA	3-Month Canadian Dealer Offered Rate	Paying	2.63%	09/13/2022	CAD	7,900	(45)
BOA	3-Month Canadian Dealer Offered Rate	Receiving	2.85%	09/13/2042	CAD	2,100	71
CIT	6-Month EURIBOR	Paying	2.33%	01/31/2019	EUR	10,280	74
CIT	6-Month EURIBOR	Paying	2.28%	02/03/2019	EUR	7,410	26
CIT	6-Month EURIBOR	Receiving	2.94%	01/31/2029	EUR	3,980	(48)
CIT	6-Month EURIBOR	Receiving	2.88%	02/03/2029	EUR	2,870	(6)
CIT	6-Month LIBOR	Receiving	3.94%	02/22/2027	GBP	7,990	54
CIT	6-Month LIBOR	Paying	3.70%	02/22/2052	GBP	1,990	(53)
CSI	6-Month EURIBOR	Receiving	2.25%	06/20/2017	EUR	1,100	(23)
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(8)
DUB	3-Month LIBOR	Receiving	2.00%	06/20/2019		8,400	3
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(246)
DUB	3-Month LIBOR	Paying	3.30%	03/22/2021		2,800	18
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		8,100	28
DUB	3-Month LIBOR	Receiving	2.50%	06/20/2022		11,800	54
DUB	3-Month LIBOR	Receiving	3.64%	03/22/2031		1,100	(12)
JPM	3-Month LIBOR	Paying	1.75%	06/20/2017		3,600	12
JPM	3-Month LIBOR	Receiving	2.00%	06/20/2019		8,300	9
JPM	3-Month LIBOR	Pay	3.25%	03/20/2021		6,100	27
JPM	3-Month LIBOR	Paying	3.25%	03/21/2021		11,100	49
JPM	3-Month LIBOR	Paying	3.23%	03/28/2021		6,600	19
JPM	3-Month LIBOR	Receiving	2.50%	06/20/2022		11,700	75
JPM	3-Month LIBOR	Paying	2.75%	06/20/2027		18,200	(421)
JPM	3-Month LIBOR	Receiving	3.61%	03/20/2031		2,400	(18)
JPM	3-Month LIBOR	Receiving	3.61%	03/21/2031		4,400	(32)
JPM	3-Month LIBOR	Receiving	3.58%	03/28/2031		2,600	(10)
JPM	3-Month LIBOR	Receiving	2.75%	06/20/2042		4,800	361
MSC	6-Month EURIBOR	Receiving	1.37%	12/21/2014	EUR	9,010	(40)
MSC	6-Month EURIBOR	Paying	2.35%	12/21/2019	EUR	9,630	178
MSC	6-Month EURIBOR	Receiving	2.77%	12/21/2027	EUR	3,750	(42)
RBC	3-Month Canadian Dealer Offered Rate	Receiving	1.84%	09/26/2017	CAD	5,700	49
RBC	3-Month Canadian Dealer Offered Rate	Paying	2.57%	09/26/2022	CAD	7,600	(89)
RBC	3-Month Canadian Dealer Offered Rate	Receiving	2.72%	09/26/2042	CAD	2,000	117
RBS	6-Month EURIBOR	Receiving	1.38%	12/20/2014	EUR	8,860	(40)
RBS	6-Month EURIBOR	Paying	2.36%	12/20/2019	EUR	9,500	179
RBS	6-Month EURIBOR	Receiving	2.78%	12/20/2027	EUR	3,710	(45)
UBS	6-Month LIBOR	Receiving	3.97%	02/09/2027	GBP	7,200	36

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
UBS	6-Month LIBOR	Paying	3.73%	02/09/2052	GBP	1,790	$(37)
							$432
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month South African Johannesburg Interbank Rate	Paying	6.02%	03/26/2014	ZAR	220,900	$1
BBP	90 Day Taiwan Secondary Commercial Paper	Receiving	1.46%	06/03/2016	TWD	209,000	(103)
BBP	90 Day Taiwan Secondary Commercial Paper	Receiving	1.17%	02/10/2017	TWD	508,200	(54)
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	(7)
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	305
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	1
BBP	Budapest Interbank Offered Rate	Paying	6.58%	10/14/2016	HUF	1,161,210	(97)
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	(32)
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	(9)
BBP	Budapest Interbank Offered Rate	Paying	6.68%	10/21/2016	HUF	397,490	(26)
BBP	Mexican Interbank Rate	Paying	4.76%	11/28/2013	MXN	35,680	(7)
BBP	Mexican Interbank Rate	Paying	4.96%	12/06/2013	MXN	144,620	9
BBP	Mexican Interbank Rate	Paying	6.05%	03/04/2019	MXN	35,820	(19)
BOA	Mexican Interbank Rate	Paying	4.70%	09/16/2013	MXN	325,130	(72)
DUB	3-Month LIBOR	Receiving	1.61%	03/12/2019		12,160	128
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	22
DUB	90 Day Taiwan Secondary Commercial Paper	Receiving	1.63%	01/28/2016	TWD	260,000	(194)
DUB	Brazil Interbank Deposit Rate	Receiving	10.00%	01/02/2014	BRL	42,350	152
DUB	Mexican Interbank Rate	Paying	6.03%	03/01/2019	MXN	157,890	(94)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	6.04%	03/26/2014	ZAR	317,000	21
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	40
JPM	3-Month South African Johannesburg Interbank Rate	Paying	8.06%	06/27/2021	ZAR	100,000	444
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.66%	09/13/2021	ZAR	32,875	27
JPM	90 Day Taiwan Secondary Commercial Paper	Receiving	2.07%	01/26/2021	TWD	155,000	(287)
JPM	Brazil Interbank Deposit Rate	Receiving	9.97%	01/02/2014	BRL	89,630	299
JPM	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2015	BRL	74,440	(109)
JPM	Mexican Interbank Rate	Paying	5.02%	12/17/2013	MXN	169,730	25
							$364
JNL/PIMCO Real Return Fund
BBP	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2014	BRL	16,400	$43
BBP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	800	4
BBP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	3,500	8
BBP	US CPI Urban Consumers NSA	Paying	1.50%	11/02/2012		3,000	9
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	900	(7)
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	4,000	(31)
BNP	France CPI Excluding Tobacco	Paying	1.85%	10/15/2016	EUR	3,600	9
BNP	US CPI Urban Consumers NSA	Paying	0.00%	11/02/2012		3,000	(55)
MSC	Brazil Interbank Deposit Rate	Paying	10.22%	01/02/2014	BRL	74,200	(181)
MSC	Brazil Interbank Deposit Rate	Paying	10.22%	01/02/2014	BRL	7,000	(19)
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	19,600	56
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	27,900	75
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,300	33
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	13,800	40
UBS	Brazil Interbank Deposit Rate	Paying	10.38%	01/02/2014	BRL	21,200	50
UBS	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	15,600	93
							$127
JNL/PIMCO Total Return Bond Fund
BBP	6-Month Australian Bank Bill	Paying	4.25%	06/12/2017	AUD	1,100	$(8)
BBP	Brazil Interbank Deposit Rate	Paying	12.46%	01/02/2013	BRL	7,000	113
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	(24)
CIT	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	1,600	(5)
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	47
DUB	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	1,100	(4)
DUB	6-Month Australian Bank Bill	Paying	4.25%	06/15/2017	AUD	1,700	(13)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	710

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Interest Rate Swap Agreements

Over-the-Counter Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	$1,177
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	47
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	197
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	115
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	311
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	212
JPM	Brazil Interbank Deposit Rate	Paying	10.87%	01/02/2014	BRL	10,200	102
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	11,600	247
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	122
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	205
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	381
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	51
MSC	Brazil Interbank Deposit Rate	Paying	10.46%	01/02/2013	BRL	500	2
MSC	Brazil Interbank Deposit Rate	Paying	12.50%	01/02/2013	BRL	14,600	238
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,100	19
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,800	100
MSC	Brazil Interbank Deposit Rate	Paying	11.67%	01/02/2014	BRL	14,400	243
MSC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2014	BRL	11,800	308
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	20,200	171
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,000	18
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	(14)
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	217
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	2,233
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	552
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	145
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	243
STA	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2013	BRL	20,300	107
STA	Brazil Interbank Deposit Rate	Paying	11.76%	01/02/2014	BRL	94,700	1,667
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	8,300	78
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	300	3
							$10,313
Centrally Cleared Interest Rate Swap Agreements
JNL/PIMCO Real Return Fund
n/a	3-Month LIBOR	Paying	2.25%	06/20/2022		194	$264
JNL/PIMCO Total Return Bond Fund
n/a	3-Month LIBOR	Paying	1.50%	03/18/2016		775	(182)
n/a	3-Month LIBOR	Paying	2.75%	06/20/2042		261	819
							$637

(1)Notional amount is stated in USD unless otherwise noted.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.NA.IG.16	n/a	1.00%	06/20/2014	4,225	$(47)	$1
DUB	CDX.NA.IG.16	n/a	1.00%	06/20/2014	18,900	(212)	(19)
JPM	CDX.NA.IG.16	n/a	1.00%	06/20/2014	26,100	(292)	(12)
JPM	CDX.NA.IG.16	n/a	1.00%	06/20/2014	24,700	(276)	(15)
HSB	iTraxx SovX WestEur.6	n/a	1.00%	12/20/2016	1,790	94	(85)
					75,715	$(733)	$(130)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	0.82%	1.00%	06/20/2016	(13,850)	$104	$79
DUB	CDX.NA.IG.16	0.82%	1.00%	06/20/2016	(9,800)	73	40
JPM	CDX.NA.IG.16	0.82%	1.00%	06/20/2016	(16,500)	123	59
DUB	Metlife Inc., 5.00%, 06/15/2015	1.65%	1.00%	03/20/2015	(2,000)	(38)	12
DUB	Metlife Inc., 5.00%, 06/15/2015	1.80%	1.00%	09/20/2015	(1,000)	(27)	17
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.24%	1.00%	06/20/2015	(825)	(6)	28
					(43,975)	$229	$235
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	American International Group Inc., 6.25%, 05/01/2036	1.10%	5.00%	12/20/2013	(4,900)	$327	$534
DUB	CDX.EM.14	2.15%	5.00%	12/20/2015	(1,700)	171	(36)
MSC	CDX.EM.14	2.15%	5.00%	12/20/2015	(21,900)	2,197	(221)
UBS	CDX.EM.14	2.15%	5.00%	12/20/2015	(2,800)	281	(21)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.46%	1.00%	06/20/2020	(4,200)	(143)	(28)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.88%	1.00%	06/20/2015	(1,600)	6	18
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.74%	1.00%	12/20/2015	(1,600)	16	(10)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.74%	1.00%	12/20/2015	(4,800)	46	(39)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	0.82%	1.00%	06/20/2016	(8,500)	64	67
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.74%	1.00%	12/20/2015	(1,700)	16	(11)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.74%	1.00%	12/20/2015	(1,600)	15	(9)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	0.55%	1.00%	09/20/2012	(500)	1	3
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(2,900)	66	42
CSI	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.39%	1.00%	12/20/2015	(4,500)	102	19
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(1,100)	25	21
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(2,700)	62	45
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.39%	1.00%	12/20/2015	(1,700)	38	7
					(68,700)	$3,290	$381
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	n/a	1.07%	03/20/2016	1,000	$12	$12
DUB	Kinder Morgan Inc., 09/01/2012	n/a	1.00%	03/20/2016	2,000	62	1
MSC	Kinder Morgan Inc., 09/01/2012	n/a	1.00%	03/20/2016	3,000	93	—
DUB	Macy’s Corp., 7.45%, 07/15/2017	n/a	2.10%	09/20/2017	400	(20)	(21)
DUB	Marsh & McLennan Companies, 09/15/2015	n/a	0.60%	09/20/2015	1,000	(8)	(9)
JPM	Pearson Plc, 5.70%, 06/01/2014	n/a	0.83%	06/20/2014	1,000	(15)	(15)
BBP	REXAM Plc, 6.75%, 06/01/2013	n/a	1.45%	06/20/2013	700	(10)	(10)
					9,100	$114	$(42)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
DUB	CDX.EM.12	1.94%	5.00%	12/20/2014	(1,500)	$121	$24
BBP	CDX.EM.13	2.02%	5.00%	06/20/2015	(5,200)	479	190
DUB	CDX.EM.13	2.02%	5.00%	06/20/2015	(12,500)	1,151	42
MSC	CDX.EM.13	2.02%	5.00%	06/20/2015	(4,100)	378	29
BBP	CDX.EM.14	2.15%	5.00%	12/20/2015	(600)	60	22
CIT	CDX.EM.14	2.15%	5.00%	12/20/2015	(15,300)	1,535	(44)
MSC	CDX.EM.14	2.15%	5.00%	12/20/2015	(3,300)	331	16
CIT	CDX.HY-8 35-100%	0.42%	0.36%	06/20/2012	(4,724)	(1)	—
CIT	CDX.HY-8 35-100%	0.42%	0.40%	06/20/2012	(945)	—	—
DUB	CDX.IG-10 30-100%	0.02%	0.53%	06/20/2013	(1,350)	8	9
GSI	CDX.IG-10 30-100%	0.02%	0.46%	06/20/2013	(1,736)	9	10
DUB	CDX.IG-9 30-100%	0.02%	0.71%	12/20/2012	(7,137)	36	38
GSI	CDX.IG-9 30-100%	0.17%	0.55%	12/20/2017	(1,447)	30	31

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
UBS	Federal Republic of Germany, 6.00%, 06/20/2016	0.55%	0.25%	06/20/2016	(31,700)	$(392)	$(124)
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.43%	1.00%	12/20/2012	(23,000)	97	76
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.43%	1.00%	12/20/2012	(7,400)	31	23
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.00%	1.00%	03/20/2016	(16,300)	—	37
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.03%	1.00%	06/20/2016	(4,900)	(6)	(3)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.88%	1.00%	06/20/2015	(2,000)	8	22
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.88%	1.00%	06/20/2015	(500)	2	5
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.00%	1.00%	03/20/2016	(9,100)	—	21
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.03%	1.00%	06/20/2016	(4,000)	(5)	—
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.92%	1.00%	09/20/2015	(2,000)	5	18
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.08%	1.00%	09/20/2016	(1,500)	(6)	2
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	1.01%	1.95%	04/20/2016	(100)	4	5
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.88%	1.00%	06/20/2015	(600)	2	6
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.92%	1.00%	09/20/2015	(1,000)	3	8
CIT	French Republic, 4.25%, 04/25/2019	1.46%	0.25%	06/20/2016	(30,200)	(1,479)	(814)
MSC	French Republic, 4.25%, 04/25/2019	1.42%	0.25%	03/20/2016	(1,000)	(45)	(17)
UBS	French Republic, 4.25%, 04/25/2019	1.53%	0.25%	09/20/2016	(2,400)	(130)	(21)
UBS	French Republic, 4.25%, 04/25/2019	1.53%	0.25%	09/20/2016	(200)	(11)	(1)
DUB	Gazprom International, 7.20%, 02/01/2020	0.58%	1.00%	12/20/2012	(9,700)	30	181
UBS	Gazprom International, 7.20%, 02/01/2020	0.58%	1.00%	12/20/2012	(8,500)	26	165
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.18%	1.00%	12/20/2015	(2,400)	(15)	18
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.18%	1.00%	12/20/2015	(2,400)	(15)	19
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.76%	4.80%	12/20/2013	(600)	42	43
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.76%	4.33%	12/20/2013	(800)	49	50
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.76%	4.90%	12/20/2013	(1,100)	78	80
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.21%	1.00%	03/20/2016	(100)	(1)	4
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	1.24%	1.00%	06/20/2016	(100)	(1)	(1)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.96%	1.00%	03/20/2017	(10,400)	19	74
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.96%	1.00%	03/20/2017	(4,600)	9	35
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.96%	1.00%	03/20/2017	(900)	2	6
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.78%	1.00%	03/20/2016	(1,400)	12	2
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.96%	1.00%	03/20/2017	(6,100)	11	42
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.96%	1.00%	03/20/2017	(3,500)	6	27
BOA	Metlife Inc., 5.00%, 06/15/2015	1.91%	1.00%	03/20/2016	(7,100)	(244)	(111)
DUB	Metlife Inc., 5.00%, 06/15/2015	2.17%	1.00%	03/20/2018	(7,100)	(445)	(100)
JPM	Metlife Inc., 5.00%, 06/15/2015	1.91%	1.00%	03/20/2016	(4,800)	(165)	(74)
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.28%	1.00%	12/20/2012	(5,300)	28	41
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.87%	1.00%	03/20/2016	(300)	2	(2)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.70%	1.00%	06/20/2015	(1,000)	10	(2)
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.70%	1.00%	06/20/2015	(2,800)	27	(5)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(6,300)	23	(47)
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	10	(19)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	10	(21)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(1,200)	4	(9)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(1,200)	4	(8)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.98%	1.00%	09/20/2016	(800)	1	(3)
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(5,500)	20	(41)
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.98%	1.00%	09/20/2016	(2,400)	2	(12)
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.98%	1.00%	09/20/2016	(10,400)	10	322
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.91%	1.00%	06/20/2016	(2,700)	10	(21)
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.98%	1.00%	09/20/2016	(300)	—	(1)
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.44%	1.00%	09/20/2016	(2,600)	(49)	(15)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	1.14%	1.00%	09/20/2015	(500)	(2)	6
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.44%	1.00%	09/20/2016	(11,800)	(223)	503
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.44%	1.00%	09/20/2016	(1,000)	(19)	(5)
CIT	Republic of Kazakhstan	1.80%	1.00%	03/20/2016	(500)	(15)	(4)
DUB	Republic of Korea, 4.88%, 09/22/2014	0.32%	1.00%	12/20/2012	(5,600)	28	50
DUB	Republic of Korea, 4.88%, 09/22/2014	0.32%	1.00%	12/20/2012	(6,500)	32	61
DUB	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.25%	1.00%	12/20/2012	(4,300)	23	8
CSI	Russian Federation, 7.50%, 03/31/2030	0.45%	1.00%	12/20/2012	(13,500)	55	168

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
MSC	Russian Federation, 7.50%, 03/31/2030	0.45%	1.00%	12/20/2012	(1,000)	$4	$12
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.21%	0.25%	03/20/2016	(8,250)	15	89
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.17%	0.25%	09/20/2015	(13,875)	40	155
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(4,900)	112	72
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.43%	1.00%	03/20/2016	(900)	20	5
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.47%	1.00%	06/20/2016	(20,700)	461	83
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.27%	1.00%	03/20/2015	(400)	9	7
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.27%	1.00%	03/20/2015	(900)	19	16
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(7,900)	180	117
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.39%	1.00%	12/20/2015	(1,000)	23	4
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.29%	1.00%	06/20/2015	(4,900)	112	72
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.47%	1.00%	06/20/2016	(1,200)	27	6
UBS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.47%	1.00%	06/20/2016	(1,800)	40	9
BOA	United Mexican States, 7.50%, 04/08/2033	0.87%	1.00%	09/20/2015	(300)	1	4
CIT	United Mexican States, 7.50%, 04/08/2033	0.30%	1.00%	12/20/2012	(20,500)	105	71
CIT	United Mexican States, 7.50%, 04/08/2033	0.87%	1.00%	09/20/2015	(700)	3	10
DUB	United Mexican States, 7.50%, 04/08/2033	0.78%	1.00%	03/20/2015	(3,600)	23	73
DUB	United Mexican States, 7.50%, 04/08/2033	0.96%	1.00%	03/20/2016	(25,400)	46	133
JPM	United Mexican States, 7.50%, 04/08/2033	0.30%	1.00%	12/20/2012	(19,800)	102	65
JPM	United Mexican States, 7.50%, 04/08/2033	0.96%	0.92%	03/20/2016	(500)	(1)	(1)
					(499,764)	$2,945	$2,016

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices, U.S. Treasury issues or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation/ (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Euro Schatz DUA Index Future	N/A	06/30/2012	EUR	29,016	$4
BOA	U.S. Treasury Note 2-Year Future	N/A	06/30/2012		91,406	(48)
BOA	U.S. Treasury Note 5-Year Future	N/A	06/30/2012		985	(5)
RBS	Swiss Market Index Future	N/A	06/30/2012	CHF	2	(110)
						$(159)
JNL/BlackRock Global Allocation Fund
CIT	HSCEI Dividend Point Index	N/A	12/27/2012	HKD	3	$15
CIT	Nikkei Dividend Index	N/A	03/29/2013	JPY	50	12
CIT	Nikkei Dividend Index	N/A	03/31/2014	JPY	80	21
						$48
JNL/PIMCO Real Return Fund
BNP	U.S. Treasury Inflation Indexed Note, 0.00%	3-Month LIBOR minus 0.18%	07/15/2012		4,672	$2

(1)Notional amount is stated in USD unless otherwise noted.

Reverse Repurchase Agreements — The average daily balance of reverse repurchase agreements and the weighted average interest rate for the period ended March 31, 2012 were as follows:  JNL/PIMCO Real Return Fund, $38,833 and 0.23%, and JNL/PIMCO Total Return Bond Fund, $79,757 and 0.00%, respectively.

At March 31, 2012 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund
	$90,565	MLP	0.24%	04/12/12

Income Tax Matters - As of March 31, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$471,334	$44,462	$(161)	$44,301
JNL/American Funds Global Bond Fund	378,982	3,098	(2,950)	148
JNL/American Funds Global Small Capitalization Fund	170,460	5,191	(7,927)	(2,736)
JNL/American Funds Growth-Income Fund	547,047	48,565	(27)	48,538
JNL/American Funds International Fund	269,103	8,970	(10,425)	(1,455)
JNL/American Funds New World Fund	346,616	10,568	(9,974)	594
JNL Institutional Alt 20 Fund	1,017,092	63,208	(17,309)	45,899
JNL Institutional Alt 35 Fund	1,539,225	87,461	(36,677)	50,784
JNL Institutional Alt 50 Fund	2,117,203	100,362	(55,725)	44,637
JNL Institutional Alt 65 Fund	1,020,649	39,584	(40,894)	(1,310)
JNL Disciplined Moderate Fund	525,825	33,455	(3,385)	30,070
JNL Disciplined Moderate Growth Fund	572,853	43,363	(7,290)	36,073
JNL Disciplined Growth Fund	210,381	14,461	(3,062)	11,399
JNL/AQR Managed Futures Strategy Fund	494,072	—	(3)	(3)
JNL/BlackRock Commodity Securities Fund	1,120,085	99,096	(66,446)	32,650
JNL/BlackRock Global Allocation Fund	847,303	51,112	(14,275)	36,837
JNL/Brookfield Global Infrastructure Fund	158,511	10,176	(526)	9,650
JNL/Capital Guardian Global Balanced Fund	398,864	47,467	(15,832)	31,635
JNL/Capital Guardian Global Diversified Research Fund	305,133	60,680	(12,573)	48,107
JNL/Capital Guardian U.S. Growth Equity Fund	451,806	102,435	(25,654)	76,781
JNL/Eagle Core Equity Fund	251,742	44,511	(5,821)	38,690
JNL/Eagle SmallCap Equity Fund	888,819	198,629	(53,468)	145,161
JNL/Franklin Templeton Founding Strategy Fund	1,212,259	47,133	(104,118)	(56,985)
JNL/Franklin Templeton Global Growth Fund	619,814	70,201	(91,897)	(21,696)
JNL/Franklin Templeton Global Multisector Bond Fund	299,824	11,881	(998)	10,883
JNL/Franklin Templeton Income Fund	1,657,057	102,165	(113,462)	(11,297)
JNL/Franklin Templeton International Small Cap Growth Fund	278,496	20,676	(21,759)	(1,083)
JNL/Franklin Templeton Mutual Shares Fund	702,832	100,096	(45,415)	54,681
JNL/Franklin Templeton Small Cap Value Fund	432,514	83,380	(24,423)	58,957

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund	$1,264,634	$24,950	$(25,740)	$(790)
JNL/Goldman Sachs Emerging Markets Debt Fund	849,708	29,612	(21,608)	8,004
JNL/Goldman Sachs Mid Cap Value Fund	798,812	95,247	(20,975)	74,272
JNL/Goldman Sachs U.S. Equity Flex Fund	112,753	17,736	(5,843)	11,893
JNL/Invesco Global Real Estate Fund	891,125	65,535	(33,803)	31,732
JNL/Invesco International Growth Fund	694,571	95,272	(27,708)	67,564
JNL/Invesco Large Cap Growth Fund	996,868	210,410	(29,487)	180,923
JNL/Invesco Small Cap Growth Fund	220,895	39,884	(9,192)	30,692
JNL/Ivy Asset Strategy Fund	1,710,420	278,400	(50,042)	228,358
JNL/JPMorgan International Value Fund	716,230	57,933	(46,044)	11,889
JNL/JPMorgan Mid Cap Growth Fund	591,907	83,802	(11,538)	72,264
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,302,434	97,131	(4,362)	92,769
JNL/Lazard Emerging Markets Fund	1,317,612	193,627	(142,089)	51,538
JNL/Lazard Mid Cap Equity Fund	237,446	25,223	(3,970)	21,253
JNL/M&G Global Basics Fund	334,978	43,069	(21,387)	21,682
JNL/M&G Global Leaders Fund	43,767	4,330	(1,633)	2,697
JNL/Mellon Capital Management 10 x 10 Fund	283,262	28,026	(10,209)	17,817
JNL/Mellon Capital Management Index 5 Fund	431,770	56,173	(7,109)	49,064
JNL/Mellon Capital Management European 30 Fund	27,213	964	(3,380)	(2,416)
JNL/Mellon Capital Management Pacific Rim 30 Fund	117,216	5,749	(2,102)	3,647
JNL/Mellon Capital Management S&P 500 Index Fund	1,107,355	304,940	(46,116)	258,824
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	744,956	162,858	(61,772)	101,086
JNL/Mellon Capital Management Small Cap Index Fund	907,760	231,071	(106,133)	124,938
JNL/Mellon Capital Management International Index Fund	1,546,003	181,179	(213,178)	(31,999)
JNL/Mellon Capital Management Bond Index Fund	1,725,903	68,884	(3,454)	65,430
JNL/Mellon Capital Management Global Alpha Fund	558,962	11	(433)	(422)
JNL/Mellon Capital Management Emerging Markets Index Fund	255,243	14,615	(9,428)	5,187
JNL/Oppenheimer Global Growth Fund	633,855	98,710	(42,336)	56,374
JNL/Eastspring Investments Asia ex-Japan Fund	152,103	11,599	(11,651)	(52)
JNL/Eastspring Investments China-India Fund	421,375	29,764	(53,200)	(23,436)
JNL/PIMCO Real Return Fund	4,943,876	8,671	(37,947)	(29,276)
JNL/PIMCO Total Return Bond Fund	5,104,826	141,792	(38,232)	103,560
JNL/PPM America Floating Rate Income Fund	469,402	2,236	(4,529)	(2,293)
JNL/PPM America High Yield Bond Fund	1,842,877	82,453	(35,249)	47,204
JNL/PPM America Mid Cap Value Fund	196,025	15,020	(10,411)	4,609
JNL/PPM America Small Cap Value Fund	123,338	8,449	(6,491)	1,958
JNL/PPM America Value Equity Fund	119,230	16,532	(6,819)	9,713
JNL/Red Rocks Listed Private Equity Fund	689,437	62,314	(47,906)	14,408
JNL/S&P Managed Conservative Fund	1,347,952	71,567	(15,214)	56,353
JNL/S&P Managed Moderate Fund	2,278,184	184,233	(25,957)	158,276
JNL/S&P Managed Moderate Growth Fund	3,763,128	388,978	(87,742)	301,236
JNL/S&P Managed Growth Fund	2,653,691	326,163	(94,965)	231,198
JNL/S&P Managed Aggressive Growth Fund	923,774	100,189	(42,917)	57,272
JNL/S&P Competitive Advantage Fund	566,630	116,579	(4,402)	112,177
JNL/S&P Dividend Income & Growth Fund	1,017,184	127,424	(8,472)	118,952
JNL/S&P Intrinsic Value Fund	680,269	83,633	(14,500)	69,133
JNL/S&P Total Yield Fund	441,902	52,668	(18,488)	34,180
JNL/S&P 4 Fund	947,447	233,577	(4,911)	228,666
JNL/T.Rowe Price Established Growth Fund	1,704,342	664,440	(35,741)	628,699
JNL/T.Rowe Price Mid-Cap Growth Fund	1,461,722	380,685	(59,857)	320,828
JNL/T.Rowe Price Short-Term Bond Fund	1,323,315	15,668	(5,803)	9,865
JNL/T.Rowe Price Value Fund	1,389,277	214,707	(64,602)	150,105
JNL/WMC Balanced Fund	1,882,532	230,779	(29,419)	201,360
JNL/WMC Money Market Fund	1,003,612	3	(3)	—
JNL/WMC Value Fund	1,209,487	265,773	(44,634)	221,139

Subsequent Event — Effective April 30, 2012, DFA Investment Dimensions Group Inc. replaced Eagle Asset Management Inc. as the sub-adviser for JNL/Eagle Core Equity Fund and UBS Global Asset Management Inc. replaced Capital Guardian Trust Co. as the sub-adviser for JNL/Capital Guardian U.S. Growth Equity Fund.  At that time, the Funds’ names were changed to JNL/DFA U.S. Core Equity Fund and JNL/UBS Large Cap Select Growth Fund, respectively.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.    Controls and Procedures.

(a)                                  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 25, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	May 25, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.